UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: May 31, 2017

Item 1. Reports to Stockholders

SAVING : INVESTING : PLANNING

VALIC Company I

Annual Report, May 31, 2017

VALIC Company I

ANNUAL REPORT MAY 31, 2017

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ended May 31, 2017. We encourage you to carefully read this report and thank you for your investment.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, rose 17.47%. The election of Donald Trump as the next U.S. President changed the course of the fourth quarter ended 2016. After the S&P 500’s nearly 2% decline in October, the U.S. equity market completely reversed itself and rallied into year-end, supported by continued improvement of economic fundamentals and ignited by the anticipation of tax cuts and reform, regulatory relief and infrastructure spending under the new administration. In short, a renewed optimism of stronger economic growth captured the markets, rallying U.S. equities and raising U.S. Treasury yields. However, toward the end of the period, confidence in the Trump administration’s ability to follow through with their stimulus plan began to fade. Furthermore, over the coming months, it became more prevalent that lawmakers in the house and senate were not on the same page for several key issues; including, the health care bill and tax reform, among others. In April 2017, the technology heavy Nasdaq broke through the 6,000 threshold for the first time in history, 17 years after it first climbed to 5,000.

As anticipated prior to the presidential election, the Federal Reserve (the “Fed”) increased the federal funds target rate by 0.25% to a range between 0.50% and 0.75% following their December meeting. Following the March meeting, the Federal Reserve further increased its benchmark interest rate a quarter point amid rising confidence that the economy is poised for more robust growth. This latest move takes the overnight funds rate to a target range of 0.75% to 1%.

Fixed income markets were mixed over the reporting period. The Bloomberg Barclays U.S. Aggregate Bond Index, ** a broad measure of the bond market, rose 1.58% after a rocky period. Long Treasuries, as measured by the Bloomberg Barclays US Treasury Long Index, *** declined -1.91% for the period; however, this was an improvement from the lows experienced during the period. Risk assets, such as high yield assets, as measure by the Bloomberg Barclays U.S. Corporate Bond Index, **** continued to pick up ground, rising 4.27%.

The MSCI EAFE Index (net), ***** designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, rose 16.44%. Global growth continued to improve during the period as economic data remained positive and political uncertainty waned. This was in sharp contrast to earlier in the period, as the International markets reacted negatively to the fallout and potential ramifications from the United Kingdom’s vote to leave the European Union, dubbed “Brexit” (British Exit).

As always, we encourage you to maintain a well-diversified, long-term investment portfolio to help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and developing a plan that utilizes diversification, asset allocation, tax planning and other investment strategies to better help you reach your long-term investment goals.

Thank you again for your trust and valued investment.

Sincerely,

John T. Genoy, President

VALIC Company I

Past performance is no guarantee of future results.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
***	The Bloomberg Barclays U.S. Treasury Long Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. STRIPS are excluded from the index because their inclusion would result in double-counting.
****	The Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by the U.S. and non-U.S. industrial, utility and financial issuers.
*****	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company I

EXPENSE EXAMPLE — May 31, 2017 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2016 and held until May 31, 2017. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended May 31, 2017” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended May 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended May 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — May 31, 2017 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2016	Ending Account Value Using Actual Return at May 31, 2017	Expenses Paid During the Six Months Ended May 31, 2017	Beginning Account Value at December 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at May 31, 2017	Expenses Paid During the Six Months Ended May 31, 2017	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$1,051.08	$3.53	$1,000.00	$1,021.49	$3.48	0.69%
Blue Chip Growth	$1,000.00	$1,185.18	$4.52	$1,000.00	$1,020.79	$4.18	0.83%
Broad Cap Value Income#	$1,000.00	$1,068.52	$4.38	$1,000.00	$1,020.69	$4.28	0.85%
Capital Conservation	$1,000.00	$1,025.80	$3.23	$1,000.00	$1,021.74	$3.23	0.64%
Core Equity#	$1,000.00	$1,080.09	$4.15	$1,000.00	$1,020.94	$4.03	0.80%
Dividend Value#	$1,000.00	$1,064.53	$4.22	$1,000.00	$1,020.84	$4.13	0.82%
Dynamic Allocation#	$1,000.00	$1,101.40	$1.62	$1,000.00	$1,023.39	$1.56	0.31%
Emerging Economies	$1,000.00	$1,183.42	$5.12	$1,000.00	$1,020.24	$4.73	0.94%
Foreign Value	$1,000.00	$1,148.97	$4.23	$1,000.00	$1,020.99	$3.98	0.79%
Global Real Estate	$1,000.00	$1,094.87	$4.49	$1,000.00	$1,020.64	$4.33	0.86%
Global Social Awareness	$1,000.00	$1,124.77	$3.28	$1,000.00	$1,021.84	$3.13	0.62%
Global Strategy	$1,000.00	$1,097.61	$3.40	$1,000.00	$1,021.69	$3.28	0.65%
Government Money Market I Fund#	$1,000.00	$1,000.75	$2.44	$1,000.00	$1,022.49	$2.47	0.49%
Government Securities	$1,000.00	$1,018.48	$3.27	$1,000.00	$1,021.69	$3.28	0.65%
Growth#	$1,000.00	$1,167.57	$4.11	$1,000.00	$1,021.14	$3.83	0.76%
Growth & Income#	$1,000.00	$1,104.52	$4.46	$1,000.00	$1,020.69	$4.28	0.85%
Health Sciences#	$1,000.00	$1,107.61	$5.73	$1,000.00	$1,019.50	$5.49	1.09%
Inflation Protected	$1,000.00	$1,027.19	$2.93	$1,000.00	$1,022.04	$2.92	0.58%
International Equities Index	$1,000.00	$1,176.79	$2.33	$1,000.00	$1,022.79	$2.17	0.43%
International Government Bond	$1,000.00	$1,053.06	$3.28	$1,000.00	$1,021.74	$3.23	0.64%
International Growth#	$1,000.00	$1,184.93	$5.50	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core	$1,000.00	$1,109.49	$4.37	$1,000.00	$1,020.79	$4.18	0.83%
Large Capital Growth	$1,000.00	$1,163.13	$4.04	$1,000.00	$1,021.19	$3.78	0.75%
Mid Cap Index	$1,000.00	$1,064.13	$1.85	$1,000.00	$1,023.14	$1.82	0.36%
Mid Cap Strategic Growth	$1,000.00	$1,123.55	$4.34	$1,000.00	$1,020.84	$4.13	0.82%
Nasdaq-100® Index#	$1,000.00	$1,207.29	$2.92	$1,000.00	$1,022.29	$2.67	0.53%
Science & Technology	$1,000.00	$1,223.42	$5.43	$1,000.00	$1,020.04	$4.94	0.98%
Small Cap Aggressive Growth#	$1,000.00	$1,132.55	$5.26	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap#	$1,000.00	$1,046.16	$4.74	$1,000.00	$1,020.29	$4.68	0.93%
Small Cap Index	$1,000.00	$1,042.40	$2.04	$1,000.00	$1,022.94	$2.02	0.40%
Small Cap Special Values	$1,000.00	$1,017.01	$4.32	$1,000.00	$1,020.64	$4.33	0.86%
Small-Mid Growth#	$1,000.00	$1,122.43	$5.29	$1,000.00	$1,019.95	$5.04	1.00%
Stock Index	$1,000.00	$1,106.05	$1.84	$1,000.00	$1,023.19	$1.77	0.35%
Value#	$1,000.00	$1,068.48	$4.38	$1,000.00	$1,020.69	$4.28	0.85%

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2017” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2017” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Time Deposits	15.7%
Exchange — Traded Funds	6.2
Banks — Commercial	5.4
Diversified Banking Institutions	5.2
Sovereign	5.0
Diversified Financial Services	4.8
Registered Investment Companies	3.2
Banks — Super Regional	3.2
Electric — Integrated	1.5
U.S. Government Treasuries	1.5
Medical — Drugs	1.3
Real Estate Investment Trusts	1.3
Insurance — Property/Casualty	1.0
Electronic Components — Misc.	1.0
Banks — Fiduciary	1.0
Food — Misc./Diversified	1.0
Chemicals — Specialty	0.9
Medical — HMO	0.9
Telephone — Integrated	0.9
Telecom Services	0.8
Cosmetics & Toiletries	0.8
Computers	0.8
Insurance — Multi-line	0.7
Medical Instruments	0.6
Computer Services	0.6
Retail — Automobile	0.6
Electronic Components — Semiconductors	0.6
Diversified Manufacturing Operations	0.6
Applications Software	0.6
Retail — Apparel/Shoe	0.6
Savings & Loans/Thrifts	0.6
Web Portals/ISP	0.6
Distribution/Wholesale	0.6
Medical — Biomedical/Gene	0.6
Retail — Discount	0.5
Steel — Producers	0.5
Oil Companies — Integrated	0.5
Aerospace/Defense	0.5
Auto/Truck Parts & Equipment — Original	0.5
Auto — Cars/Light Trucks	0.5
Chemicals — Diversified	0.5
Medical Products	0.4
Machinery — Construction & Mining	0.4
Tobacco	0.4
Insurance — Life/Health	0.4
Human Resources	0.4
Internet Content — Entertainment	0.4
Retail — Restaurants	0.4
Electric Products — Misc.	0.4
Gas — Distribution	0.4
Building — Residential/Commercial	0.4
Finance — Investment Banker/Broker	0.4
Retail — Consumer Electronics	0.4
Advertising Agencies	0.4
Finance — Credit Card	0.4
Retail — Drug Store	0.3
Machinery — Electrical	0.3
Aerospace/Defense — Equipment	0.3
Finance — Consumer Loans	0.3
Insurance — Reinsurance	0.3
Toys	0.3
Semiconductor Equipment	0.3
Oil — Field Services	0.3
Transport — Rail	0.3
Building & Construction — Misc.	0.3
Electronic Measurement Instruments	0.3
Garden Products	0.3
Real Estate Operations & Development	0.3
Retail — Home Furnishings	0.3
Computers — Integrated Systems	0.3

Oil Companies — Exploration & Production	0.3%
Machinery — General Industrial	0.3
Pipelines	0.3
Airlines	0.3
Commercial Services — Finance	0.3
Oil Refining & Marketing	0.3
Cellular Telecom	0.3
Investment Management/Advisor Services	0.2
Public Thoroughfares	0.2
E-Commerce/Products	0.2
Consumer Products — Misc.	0.2
Auto — Heavy Duty Trucks	0.2
Retail — Building Products	0.2
Agricultural Operations	0.2
Footwear & Related Apparel	0.2
Beverages — Non-alcoholic	0.2
Retail — Major Department Stores	0.2
Audio/Video Products	0.2
Building & Construction Products — Misc.	0.2
Medical — Outpatient/Home Medical	0.2
Electronic Forms	0.2
Transport — Truck	0.2
Enterprise Software/Service	0.2
Import/Export	0.2
Engines — Internal Combustion	0.2
Instruments — Controls	0.2
Soap & Cleaning Preparation	0.2
Entertainment Software	0.2
Commercial Services	0.2
E-Commerce/Services	0.2
Building Products — Cement	0.2
Cruise Lines	0.2
Food — Retail	0.1
Building Products — Air & Heating	0.1
Hotels/Motels	0.1
Real Estate Management/Services	0.1
Diversified Operations	0.1
Retail — Misc./Diversified	0.1
Medical — Hospitals	0.1
Paper & Related Products	0.1
Metal Processors & Fabrication	0.1
Machinery — Farming	0.1
Telecom Equipment — Fiber Optics	0.1
Multimedia	0.1
Transactional Software	0.1
Transport — Services	0.1
E-Services/Consulting	0.1
Water	0.1
Brewery	0.1
Networking Products	0.1
Diversified Minerals	0.1
Broadcast Services/Program	0.1
Airport Development/Maintenance	0.1
Finance — Mortgage Loan/Banker	0.1
Security Services	0.1
Apparel Manufacturers	0.1
Satellite Telecom	0.1
Home Furnishings	0.1
Schools	0.1
Containers — Paper/Plastic	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Data Processing/Management	0.1
Metal Products — Distribution	0.1
Television	0.1
Poultry	0.1
Building — Maintenance & Services	0.1
Energy — Alternate Sources	0.1
Electric — Transmission	0.1
Insurance Brokers	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited) — (continued)

Resorts/Theme Parks	0.1%
Power Converter/Supply Equipment	0.1
Independent Power Producers	0.1
Linen Supply & Related Items	0.1
Building Products — Wood	0.1
Medical Information Systems	0.1
Drug Delivery Systems	0.1
Semiconductor Components — Integrated Circuits	0.1
Software Tools	0.1
Wire & Cable Products	0.1
Food — Confectionery	0.1
Computers — Periphery Equipment	0.1
Casino Hotels	0.1
Travel Services	0.1
Disposable Medical Products	0.1
Metal — Aluminum	0.1
Medical Labs & Testing Services	0.1
Dialysis Centers	0.1
Printing — Commercial	0.1
Internet Infrastructure Software	0.1
Building — Heavy Construction	0.1
Rental Auto/Equipment	0.1
Machinery — Pumps	0.1
Medical — Generic Drugs	0.1
Miscellaneous Manufacturing	0.1
Diagnostic Kits	0.1
Racetracks	0.1
Firearms & Ammunition	0.1
Food — Dairy Products	0.1
Pastoral & Agricultural	0.1
Environmental Consulting & Engineering	0.1
Health Care Cost Containment	0.1
Batteries/Battery Systems	0.1
Finance — Other Services	0.1
Office Supplies & Forms	0.1
Food — Wholesale/Distribution	0.1
Textile — Products	0.1
Oil & Gas Drilling	0.1
Non-Hazardous Waste Disposal	0.1
Engineering/R&D Services	0.1
Publishing — Books	0.1
Telecommunication Equipment	0.1
Transport — Equipment & Leasing	0.1
Medical — Nursing Homes	0.1
Office Furnishings — Original	0.1
Transport — Air Freight	0.1
Computer Software	0.1
Athletic Equipment	0.1
Oil Field Machinery & Equipment	0.1
Identification Systems	0.1
Publishing — Newspapers	0.1

100.2%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.8%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	6,784	$567,956

Aerospace/Defense — 0.5%
Aerovironment, Inc.†#	1,701	52,799
Boeing Co.	2,076	389,520
Cubic Corp.	1,770	82,039
Lockheed Martin Corp.	110	30,924
National Presto Industries, Inc.	97	10,326
Northrop Grumman Corp.	954	247,296
Spirit AeroSystems Holdings, Inc., Class A	18	981

		813,885

Aerospace/Defense-Equipment — 0.3%
AAR Corp.	2,150	75,121
Aerojet Rocketdyne Holdings, Inc.†	1,515	33,178
Harris Corp.	406	45,537
Kaman Corp.	2,062	99,615
Moog, Inc., Class A†	2,147	150,376
Triumph Group, Inc.#	3,563	116,154

		519,981

Agricultural Chemicals — 0.0%
Monsanto Co.	73	8,572
Mosaic Co.	73	1,652

		10,224

Agricultural Operations — 0.2%
Andersons, Inc.	1,842	64,654
Archer-Daniels-Midland Co.	6,356	264,283

		328,937

Airlines — 0.3%
Alaska Air Group, Inc.	53	4,614
Allegiant Travel Co.	266	36,442
American Airlines Group, Inc.#	3,662	177,278
Copa Holdings SA, Class A	81	9,156
Delta Air Lines, Inc.	146	7,173
Hawaiian Holdings, Inc.†	1,082	54,208
SkyWest, Inc.	3,377	115,831
Southwest Airlines Co.	93	5,588
United Continental Holdings, Inc.†	8	637

		410,927

Airport Development/Maintenance — 0.1%
Aena SA*	132	26,646
Aeroports de Paris	380	58,076
Auckland International Airport, Ltd.	1,030	5,101
BBA Aviation PLC	911	3,783
Beijing Capital International Airport Co., Ltd., Class H	4,000	5,842
Enav SpA*	475	2,002
Flughafen Zurich AG	27	6,690
Fraport AG Frankfurt Airport Services Worldwide	696	56,426
Grupo Aeroportuario del Centro Norte SAB de CV ADR	43	1,856
Grupo Aeroportuario del Pacifico SA de CV ADR#	49	4,913
Grupo Aeroportuario del Sureste SAB de CV ADR	26	5,132
Sydney Airport	1,986	10,979

		187,446

Apparel Manufacturers — 0.1%
Christian Dior SE	573	163,623
Oxford Industries, Inc.	295	15,853
Ralph Lauren Corp.	68	4,611

		184,087

Security Description	Shares	Value (Note 2)

Appliances — 0.0%
iRobot Corp.†#	552	$51,181

Applications Software — 0.6%
Citrix Systems, Inc.†	1,572	129,753
Ebix, Inc.#	429	23,745
Microsoft Corp.	11,172	780,252
Progress Software Corp.	2,279	66,547

		1,000,297

Athletic Equipment — 0.1%
Nautilus, Inc.†#	606	10,999
Vista Outdoor, Inc.†	3,153	66,150

		77,149

Audio/Video Products — 0.2%
Daktronics, Inc.	792	7,864
Sony Corp.	6,800	247,686
Universal Electronics, Inc.†#	731	47,223

		302,773

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	1,319	65,422

Auto - Cars/Light Trucks — 0.5%
Subaru Corp.	5,500	185,982
Suzuki Motor Corp.	6,000	282,528
Toyota Motor Corp.	5,500	294,592

		763,102

Auto - Heavy Duty Trucks — 0.2%
Isuzu Motors, Ltd.	26,300	321,299
New Flyer Industries, Inc.	600	24,678
PACCAR, Inc.	214	13,474

		359,451

Auto - Truck Trailers — 0.0%
Wabash National Corp.	3,599	71,944

Auto/Truck Parts & Equipment - Original — 0.5%
Allison Transmission Holdings, Inc.	3,900	151,008
American Axle & Manufacturing Holdings, Inc.†	5,457	82,455
BorgWarner, Inc.	146	6,206
Cooper-Standard Holding, Inc.†	878	94,833
Delphi Automotive PLC	40	3,519
Gentherm, Inc.†	2,549	96,097
Koito Manufacturing Co., Ltd.	4,800	252,677
Lear Corp.	433	64,534
Superior Industries International, Inc.	1,953	38,084
Titan International, Inc.#	978	10,142

		799,555

Auto/Truck Parts & Equipment - Replacement — 0.1%
Dorman Products, Inc.†	616	51,374
Motorcar Parts of America, Inc.†	1,507	43,809
Standard Motor Products, Inc.	1,533	74,596

		169,779

B2B/E-Commerce — 0.0%
ePlus, Inc.†	260	20,475

Banks - Commercial — 5.4%
Agricultural Bank of China, Ltd., Class H	9,000	4,366
Ameris Bancorp	1,233	53,451
Associated Banc-Corp.	2,001	47,724
BancorpSouth, Inc.	1,110	31,857
Bank Central Asia Tbk PT	596,100	767,501
Bank Danamon Indonesia Tbk PT	233,800	91,712

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Bank Mandiri Persero Tbk PT	489,300	$462,851
Bank Negara Indonesia Persero Tbk PT	391,500	192,517
Bank of Hawaii Corp.#	766	59,541
Bank of Montreal	4,467	299,828
Bank of the Ozarks, Inc.#	1,216	53,747
Bank Rakyat Indonesia Persero Tbk PT	565,900	614,970
Banner Corp.	863	46,334
Barclays Africa Group, Ltd.	4,430	46,952
BB&T Corp.	10,520	438,158
Cathay General Bancorp, Class B	992	35,216
Central Pacific Financial Corp.	1,012	30,613
Chemical Financial Corp.	958	43,081
Chongqing Rural Commercial Bank Co., Ltd.	22,000	15,048
City Holding Co.	513	32,365
Columbia Banking System, Inc.	1,955	71,768
Commerce Bancshares, Inc.#	1,143	61,185
Community Bank System, Inc.#	2,825	151,872
Cullen/Frost Bankers, Inc.#	2,637	241,707
Customers Bancorp, Inc.†	3,008	84,074
CVB Financial Corp.#	3,404	69,101
East West Bancorp, Inc.	5,459	298,771
Fidelity Southern Corp.	701	14,994
First BanCorp†	11,441	59,379
First Commonwealth Financial Corp.	2,944	36,152
First Financial Bancorp	5,742	143,837
First Financial Bankshares, Inc.#	2,228	85,221
First Hawaiian, Inc.	4,760	131,186
First Horizon National Corp.	3,065	51,921
First Midwest Bancorp, Inc.	2,715	60,164
FirstRand, Ltd.	9,773	36,745
FNB Corp.	4,261	56,245
Fulton Financial Corp.	2,307	40,372
Glacier Bancorp, Inc.	2,565	82,747
Great Western Bancorp, Inc.	3,347	126,717
Hancock Holding Co.	1,110	51,282
Hanmi Financial Corp.	1,076	28,622
Home BancShares, Inc.	4,245	99,375
HomeStreet, Inc.†	833	22,324
Hope Bancorp, Inc.	4,256	74,097
Independent Bank Corp.	911	55,070
International Bancshares Corp.	766	25,393
LegacyTexas Financial Group, Inc.	1,405	49,484
M&T Bank Corp.	2,004	313,566
MB Financial, Inc.	948	39,039
NBT Bancorp, Inc.	1,444	50,742
OFG Bancorp	4,246	39,700
Old National Bancorp	11,550	182,490
Opus Bank	607	13,051
PacWest Bancorp	1,580	73,739
Pinnacle Financial Partners, Inc.	1,584	95,278
Popular, Inc.	3,200	119,040
PrivateBancorp, Inc.	1,028	61,259
Prosperity Bancshares, Inc.	923	57,817
Regions Financial Corp.	17,712	245,134
S&T Bancorp, Inc.	1,151	38,409
ServisFirst Bancshares, Inc.#	1,491	51,052
Signature Bank†	715	102,259
Simmons First National Corp., Class A	1,002	50,851
Southside Bancshares, Inc.	2,730	88,875
Sumitomo Mitsui Financial Group, Inc.	6,200	222,472
SVB Financial Group†	700	119,350
Synovus Financial Corp.	1,593	65,122
TCF Financial Corp.†	2,278	34,307
Texas Capital Bancshares, Inc.†	1,183	86,832

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Tompkins Financial Corp.#	404	$30,627
TrustCo Bank Corp.	11,420	83,937
Trustmark Corp.	890	27,065
UMB Financial Corp.	1,534	107,426
Umpqua Holdings Corp.	2,915	49,395
United Bankshares, Inc.#	3,183	121,750
United Community Banks, Inc.	2,394	61,693
Valley National Bancorp	3,457	38,995
Webster Financial Corp.	1,212	59,049
Westamerica Bancorporation	2,086	107,033
Wintrust Financial Corp.	1,813	124,662
Zions Bancorporation	2,807	112,476

		8,752,129

Banks - Fiduciary — 1.0%
Bank of New York Mellon Corp.	13,724	646,675
Boston Private Financial Holdings, Inc.	8,669	125,701
Citizens Financial Group, Inc.	6,550	223,355
Northern Trust Corp.	2,780	243,083
State Street Corp.	4,655	379,196

		1,618,010

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	907	42,366

Banks - Super Regional — 3.2%
Comerica, Inc.	5,214	357,472
Fifth Third Bancorp	11,593	275,218
Huntington Bancshares, Inc.	14,244	178,620
KeyCorp	14,893	260,180
National Bank Holdings Corp., Class A	877	26,766
PNC Financial Services Group, Inc.	6,327	751,015
SunTrust Banks, Inc.	7,416	395,792
US Bancorp	20,573	1,046,960
Wells Fargo & Co.	35,144	1,797,264

		5,089,287

Batteries/Battery Systems — 0.1%
W-Scope Corp.#	5,700	90,274

Beverages - Non-alcoholic — 0.2%
Coca-Cola Bottling Co. Consolidated	92	20,952
Coca-Cola Co.	2,398	109,037
Dr Pepper Snapple Group, Inc.	862	80,002
Monster Beverage Corp.†	310	15,674
PepsiCo, Inc.	778	90,925

		316,590

Beverages - Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	65	3,447
Brown-Forman Corp., Class B#	185	9,611

		13,058

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	701	23,028

Brewery — 0.1%
Asahi Group Holdings, Ltd.	4,800	191,610

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	191	5,061
Discovery Communications, Inc., Class C†#	199	5,140
Scripps Networks Interactive, Inc., Class A	1,137	75,292
TiVo Corp.	4,871	86,704
World Wrestling Entertainment, Inc., Class A#	760	15,512

		187,709

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction Products - Misc. — 0.2%
Gibraltar Industries, Inc.†	624	$19,406
Nichias Corp.	10,000	118,826
Owens Corning	917	57,221
Patrick Industries, Inc.†	323	21,383
Quanex Building Products Corp.#	679	13,987
Simpson Manufacturing Co., Inc.	820	32,948
Trex Co., Inc.†	595	38,241

		302,012

Building & Construction - Misc. — 0.3%
Aegion Corp.†	2,870	56,797
Comfort Systems USA, Inc.	1,995	68,728
MYR Group, Inc.†	1,577	46,301
Penta-Ocean Construction Co., Ltd.	21,800	123,812
Taisei Corp.	11,000	93,959
TopBuild Corp.†	1,638	87,715

		477,312

Building Products - Air & Heating — 0.1%
AAON, Inc.	800	28,940
Daikin Industries, Ltd.	2,100	205,828

		234,768

Building Products - Cement — 0.2%
Indocement Tunggal Prakarsa Tbk PT	78,400	108,889
PT Semen Indonesia Persero Tbk	158,700	112,591
US Concrete, Inc.†#	289	19,103

		240,583

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.#	580	30,902
Griffon Corp.#	616	13,367
PGT Innovations , Inc.†	968	11,084

		55,353

Building Products - Wood — 0.1%
Boise Cascade Co.†	2,681	72,253
Masco Corp.	262	9,760
Universal Forest Products, Inc.	656	57,682

		139,695

Building - Heavy Construction — 0.1%
Hopewell Highway Infrastructure, Ltd.	2,500	1,399
Orion Group Holdings, Inc.†	547	3,900
Vinci SA	1,199	104,694

		109,993

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	3,610	155,374

Building - Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	438	48,290
Winnebago Industries, Inc.	524	12,838

		61,128

Building - Residential/Commercial — 0.4%
Iida Group Holdings Co., Ltd.	5,900	97,383
Installed Building Products, Inc.†	395	19,592
LGI Homes, Inc.†#	336	10,886
M/I Homes, Inc.†	489	13,785
MDC Holdings, Inc.#	1,912	64,339
Meritage Homes Corp.†	2,343	93,486
Sekisui Chemical Co., Ltd.	13,700	240,724
Waskita Karya Persero Tbk PT	255,000	45,563

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
William Lyon Homes, Class A†#	463	$10,487

		596,245

Cable/Satellite TV — 0.0%
Comcast Corp., Class A	1,298	54,114

Casino Hotels — 0.1%
Boyd Gaming Corp.†	4,689	119,147
Monarch Casino & Resort, Inc.†	217	6,543

		125,690

Casino Services — 0.0%
Scientific Games Corp., Class A†	1,009	23,409

Cellular Telecom — 0.3%
ATN International, Inc.	210	13,742
NTT DOCOMO, Inc.	7,000	171,729
Sprint Corp.†#	25,255	214,415

		399,886

Chemicals - Diversified — 0.5%
Aceto Corp.	595	8,419
AdvanSix, Inc.†	601	17,291
Dow Chemical Co.	5,294	328,016
E.I. du Pont de Nemours & Co.	171	13,496
Eastman Chemical Co.	736	58,961
Innophos Holdings, Inc.	1,352	57,176
Innospec, Inc.	487	31,168
Koppers Holdings, Inc.†	1,460	52,633
LyondellBasell Industries NV, Class A	2,187	176,097

		743,257

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	854	14,851

Chemicals - Other — 0.0%
American Vanguard Corp.	510	8,594

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	2,035	59,626

Chemicals - Specialty — 0.9%
Albemarle Corp.	120	13,632
Balchem Corp.	643	50,617
Cabot Corp.	4,400	229,812
Calgon Carbon Corp.	3,809	53,517
Daicel Corp.	8,400	99,435
H.B. Fuller Co.	3,304	167,678
Hawkins, Inc.	1,038	48,838
Ingevity Corp.†	853	50,387
Kraton Corp.†	611	19,735
Lonza Group AG	252	52,193
Quaker Chemical Corp.	620	86,422
Shin-Etsu Chemical Co., Ltd.	3,100	278,006
Stepan Co.	1,299	109,921
Toray Industries, Inc.	22,000	183,727

		1,443,920

Circuit Boards — 0.0%
Park Electrochemical Corp.	2,066	34,915
TTM Technologies, Inc.†	1,666	27,056

		61,971

Coal — 0.0%
Cloud Peak Energy, Inc.†	1,480	5,017
SunCoke Energy, Inc.†	1,267	11,074

		16,091

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services — 0.2%
Healthcare Services Group, Inc.	1,474	$70,560
HMS Holdings Corp.†	3,991	72,716
Macquarie Infrastructure Corp.	71	5,531
Medifast, Inc.	220	9,154
Nielsen Holdings PLC	30	1,155
Nutrisystem, Inc.	605	31,490
Qube Holdings, Ltd.#	1,280	2,511
Team, Inc.†#	2,091	53,634

		246,751

Commercial Services - Finance — 0.3%
Automatic Data Processing, Inc.	136	13,922
Cardtronics PLC, Class A†	923	31,613
CDK Global, Inc.	208	12,784
Green Dot Corp., Class A†	2,933	107,758
LendingTree, Inc.†	241	37,499
Moody’s Corp.	77	9,121
PayPal Holdings, Inc.†	423	22,085
Western Union Co.#	9,161	174,242

		409,024

Communications Software — 0.0%
Digi International, Inc.†	522	4,985

Computer Aided Design — 0.0%
ANSYS, Inc.†	502	63,418

Computer Data Security — 0.0%
Fortinet, Inc.†	659	25,925
Qualys, Inc.†	582	24,444

		50,369

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	815	15,933

Computer Services — 0.6%
Accenture PLC, Class A	1,154	143,638
Atos SE	17	2,439
CACI International, Inc., Class A†	1,630	200,653
Cognizant Technology Solutions Corp., Class A	158	10,572
Engility Holdings, Inc.†	349	9,189
ExlService Holdings, Inc.†	678	35,507
Insight Enterprises, Inc.†	2,422	100,610
International Business Machines Corp.	552	84,252
SCSK Corp.	6,900	304,971
Sykes Enterprises, Inc.†	2,056	68,526
TeleTech Holdings, Inc.	312	13,275
Virtusa Corp.†#	2,158	62,625

		1,036,257

Computer Software — 0.1%
Blackbaud, Inc.#	953	78,842

Computers — 0.8%
Apple, Inc.	5,262	803,823
Hewlett Packard Enterprise Co.	3,164	59,515
HP, Inc.	20,424	383,154

		1,246,492

Computers - Integrated Systems — 0.3%
Agilysys, Inc.†	298	2,953
Cray, Inc.†	3,302	58,611
Fujitsu, Ltd.	18,000	131,290
Mercury Systems, Inc.†#	971	38,617
MTS Systems Corp.#	1,114	57,761
Otsuka Corp.	2,200	135,278

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
Super Micro Computer, Inc.†	744	$18,302

		442,812

Computers - Memory Devices — 0.0%
NetApp, Inc.	73	2,956
Seagate Technology PLC#	104	4,531
Western Digital Corp.	9	811

		8,298

Computers - Other — 0.0%
Lumentum Holdings, Inc.†#	1,123	64,067

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	1,730	82,036
Ferrotec Holdings Corp.	3,100	44,590

		126,626

Consulting Services — 0.0%
Forrester Research, Inc.	198	7,801
Navigant Consulting, Inc.†	926	18,048
Verisk Analytics, Inc.†	100	8,089

		33,938

Consumer Products - Misc. — 0.2%
Central Garden & Pet Co.†	1,472	44,042
Central Garden & Pet Co., Class A†	668	19,312
Clorox Co.	197	26,739
Kimberly-Clark Corp.	1,867	242,206
WD-40 Co.#	286	30,230

		362,529

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	600	26,784
KapStone Paper and Packaging Corp.	5,698	120,399
Multi-Color Corp.	261	22,420
WestRock Co.	41	2,231

		171,834

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	450	34,362
Inter Parfums, Inc.	1,274	44,335
Kao Corp.	3,900	245,902
Pola Orbis Holdings, Inc.	10,400	291,106
Procter & Gamble Co.	7,352	647,638

		1,263,343

Cruise Lines — 0.2%
Carnival Corp.	3,077	197,143
Carnival PLC	637	40,791

		237,934

Data Processing/Management — 0.1%
CSG Systems International, Inc.	649	25,889
Fidelity National Information Services, Inc.	214	18,376
First Data Corp., Class A†#	3,572	61,188
Fiserv, Inc.†	474	59,383

		164,836

Diagnostic Equipment — 0.0%
BioTelemetry, Inc.†	560	16,156
Danaher Corp.	304	25,822
Repligen Corp.†	668	26,212

		68,190

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	424	71,397

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diagnostic Kits (continued)
Meridian Bioscience, Inc.	833	$11,496
OraSure Technologies, Inc.†	1,129	17,014

		99,907

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	1,360	116,430

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	547	88,231
Merit Medical Systems, Inc.†	995	35,323

		123,554

Distribution/Wholesale — 0.6%
Ai Holdings Corp.#	6,500	173,020
AKR Corporindo Tbk PT	90,400	44,962
Anixter International, Inc.†	1,861	140,505
Core-Mark Holding Co., Inc.	2,973	101,231
Essendant, Inc.	3,809	61,325
Fossil Group, Inc.†#	3,621	38,998
G-III Apparel Group, Ltd.†#	3,084	60,354
HD Supply Holdings, Inc.†	4,900	197,715
ScanSource, Inc.†	1,837	69,806
Veritiv Corp.†	233	10,299
WW Grainger, Inc.#	102	17,573

		915,788

Diversified Banking Institutions — 5.2%
Bank of America Corp.	97,740	2,190,353
Citigroup, Inc.	34,288	2,075,796
Credit Agricole SA#	2,480	38,000
Goldman Sachs Group, Inc.	4,787	1,011,302
JPMorgan Chase & Co.	24,989	2,052,846
Mitsubishi UFJ Financial Group, Inc.	50,900	317,533
Morgan Stanley	18,883	788,176

		8,474,006

Diversified Manufacturing Operations — 0.6%
3M Co.	192	39,258
Actuant Corp., Class A	4,081	105,902
AZZ, Inc.	526	28,535
Barnes Group, Inc.	2,167	122,631
Eaton Corp. PLC	58	4,488
EnPro Industries, Inc.	1,408	94,068
Fabrinet†	730	25,718
Federal Signal Corp.	1,179	18,487
General Electric Co.	11,504	314,980
Harsco Corp.†	5,247	78,180
Ingersoll-Rand PLC	89	7,974
LSB Industries, Inc.†	404	3,551
Lydall, Inc.†	340	17,153
Parker-Hannifin Corp.	78	12,283
Raven Industries, Inc.	2,127	71,999
Standex International Corp.	252	22,151
Tredegar Corp.	2,221	35,092

		1,002,450

Diversified Minerals — 0.1%
Sumitomo Metal Mining Co., Ltd.	11,000	133,688
US Silica Holdings, Inc.#	1,461	55,518

		189,206

Diversified Operations — 0.1%
Alfa SAB de CV, Class A	67,500	97,344
China Merchants Port Holdings Co., Ltd.	2,000	5,929

Security Description	Shares	Value (Note 2)

Diversified Operations (continued)
Leucadia National Corp.	5,126	$125,023

		228,296

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	1,569	69,271

Drug Delivery Systems — 0.1%
Depomed, Inc.†	1,226	12,848
Nektar Therapeutics†#	6,261	124,469

		137,317

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	308	306,343
FTD Cos., Inc.†	1,592	27,573
Shutterfly, Inc.†	681	33,703

		367,619

E-Commerce/Services — 0.2%
Priceline Group, Inc.†	108	202,726
Stamps.com, Inc.†#	317	43,714

		246,440

E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	484	3,001
New Media Investment Group, Inc.	3,822	49,418
QuinStreet, Inc.†	709	2,755

		55,174

E-Services/Consulting — 0.1%
Perficient, Inc.†	2,700	46,629
SMS Co., Ltd.	5,400	149,201

		195,830

Electric Products - Misc. — 0.4%
Casio Computer Co., Ltd.	8,900	138,221
Emerson Electric Co.	3,282	194,032
Littelfuse, Inc.	328	53,120
Nidec Corp.	2,400	237,833

		623,206

Electric - Distribution — 0.0%
AusNet Services	4,656	5,864
CenterPoint Energy, Inc.	217	6,208
PPL Corp.	591	23,587
Spark Infrastructure Group	17,443	34,995

		70,654

Electric - Generation — 0.0%
Engie SA	2,115	32,276

Electric - Integrated — 1.5%
AES Corp.	15,976	186,600
ALLETE, Inc.	3,242	237,930
Ameren Corp.	728	41,314
American Electric Power Co., Inc.	425	30,507
Avista Corp.	3,939	168,747
Chubu Electric Power Co., Inc.	8,700	118,108
CLP Holdings, Ltd.	2,000	21,867
Consolidated Edison, Inc.	266	22,022
Dominion Energy, Inc.	582	47,008
DTE Energy Co.	155	16,976
Duke Energy Corp.	608	52,093
E.ON SE	1,928	16,867
Edison International	282	23,003
El Paso Electric Co.	2,912	157,248
Enel Americas SA ADR	978	9,183

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric - Integrated (continued)
Enel SpA	60,702	$324,446
Entergy Corp.	2,866	226,586
Eversource Energy	275	17,069
Exelon Corp.	987	35,838
FirstEnergy Corp.	8,991	262,897
Hera SpA	6,414	21,111
Iberdrola SA	5,780	46,087
NextEra Energy, Inc.	1,148	162,373
PG&E Corp.	1,246	85,202
Public Service Enterprise Group, Inc.	443	19,895
Southern Co.	860	43,525
SSE PLC	887	17,200
WEC Energy Group, Inc.	274	17,196
Xcel Energy, Inc.	442	21,176

		2,450,074

Electric - Transmission — 0.1%
Red Electrica Corp. SA	1,498	33,613
REN — Redes Energeticas Nacionais SGPS SA	2,572	8,301
Terna Rete Elettrica Nazionale SpA	19,182	108,387

		150,301

Electronic Components - Misc. — 1.0%
Alps Electric Co., Ltd.	4,900	137,598
Bel Fuse, Inc., Class B	172	4,128
Benchmark Electronics, Inc.†	3,476	112,275
Corning, Inc.	10,352	301,243
CTS Corp.	2,704	56,919
Garmin, Ltd.#	162	8,431
Methode Electronics, Inc.	745	29,912
Minebea Mitsumi, Inc.	19,400	316,531
Nissha Printing Co., Ltd.#	2,100	60,108
OSI Systems, Inc.†#	840	66,520
Plexus Corp.†	2,324	120,802
Rogers Corp.†	919	97,607
Sanmina Corp.†	4,817	176,302
Yaskawa Electric Corp.	8,700	173,214

		1,661,590

Electronic Components - Semiconductors — 0.6%
Broadcom, Ltd.	22	5,269
CEVA, Inc.†	419	17,703
Diodes, Inc.†	2,899	74,243
DSP Group, Inc.†	427	5,060
Intel Corp.	3,493	126,132
Kopin Corp.†	1,200	4,140
Megachips Corp.#	5,200	125,270
Micron Technology, Inc.†	124	3,815
Rambus, Inc.†	2,251	26,652
Semtech Corp.†	3,209	122,584
Skyworks Solutions, Inc.	153	16,284
Texas Instruments, Inc.	5,417	446,848
Xperi Corp.	993	30,435

		1,004,435

Electronic Forms — 0.2%
Adobe Systems, Inc.†	2,062	292,515

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	575	22,540
ESCO Technologies, Inc.	521	30,010
FARO Technologies, Inc.†	1,303	45,279
Itron, Inc.†	675	45,664
Keyence Corp.	400	181,706

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments (continued)
Yokogawa Electric Corp.	8,700	$150,905

		476,104

Energy - Alternate Sources — 0.1%
FutureFuel Corp.	449	6,080
Green Plains, Inc.	2,367	50,535
Innogy SE*	1,387	56,917
REX American Resources Corp.†#	427	40,616

		154,148

Engineering/R&D Services — 0.1%
AECOM†	1,252	40,202
Exponent, Inc.	518	30,717
Jacobs Engineering Group, Inc.	212	11,113

		82,032

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.	3,192	75,906
Cummins, Inc.	1,253	197,598

		273,504

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc.†	1,839	41,893
LivePerson, Inc.†#	1,053	10,056
ManTech International Corp., Class A	1,955	74,877
MicroStrategy, Inc., Class A†	431	78,597
Omnicell, Inc.†	748	29,845
Oracle Corp.	521	23,648
SPS Commerce, Inc.†	339	19,716

		278,632

Entertainment Software — 0.2%
Activision Blizzard, Inc.	273	15,992
Capcom Co., Ltd.	9,700	229,034
DeNA Co., Ltd.	500	11,057

		256,083

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	1,994	91,624

Finance - Consumer Loans — 0.3%
Capitec Bank Holdings, Ltd.	2,800	166,267
Encore Capital Group, Inc.†	1,699	61,504
Enova International, Inc.†	459	6,105
PRA Group, Inc.†#	3,028	105,374
Synchrony Financial	6,239	167,517
World Acceptance Corp.†#	118	9,218

		515,985

Finance - Credit Card — 0.4%
American Express Co.	389	29,930
Discover Financial Services	7,810	458,447
MasterCard, Inc., Class A	220	27,033
Visa, Inc., Class A#	530	50,472

		565,882

Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.	227	8,796
E*TRADE Financial Corp.†	4,342	150,277
Evercore Partners, Inc., Class A#	794	53,833
Greenhill & Co., Inc.#	543	10,996
Interactive Brokers Group, Inc., Class A#	3,714	129,544
INTL. FCStone, Inc.†	1,226	42,371
Investment Technology Group, Inc.	2,436	48,549
Piper Jaffray Cos.	1,024	60,058

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Investment Banker/Broker (continued)
TD Ameritrade Holding Corp.	2,046	$76,438

		580,862

Finance - Mortgage Loan/Banker — 0.1%
Zenkoku Hosho Co, Ltd.	4,500	184,266

Finance - Other Services — 0.1%
WageWorks, Inc.†	1,263	89,357

Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†#	1,032	24,778
Sturm Ruger & Co., Inc.	1,097	69,879

		94,657

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	123	3,788

Food - Confectionery — 0.1%
J.M. Smucker Co.	29	3,707
Morinaga & Co., Ltd.	2,100	125,147

		128,854

Food - Dairy Products — 0.1%
Morinaga Milk Industry Co., Ltd.	11,000	92,370

Food - Meat Products — 0.0%
Tyson Foods, Inc., Class A	102	5,849

Food - Misc./Diversified — 1.0%
Ajinomoto Co., Inc.	9,400	201,241
B&G Foods, Inc.#	1,346	54,580
Cal-Maine Foods, Inc.†#	1,897	70,568
Campbell Soup Co.#	170	9,800
Conagra Brands, Inc.	6,013	231,741
Darling Ingredients, Inc.†	10,778	168,891
General Mills, Inc.	7,652	434,174
Indofood CBP Sukses Makmur Tbk PT	114,700	74,917
Indofood Sukses Makmur Tbk PT	215,000	141,235
J&J Snack Foods Corp.	303	39,420
John B. Sanfilippo & Son, Inc.	176	11,400
Mondelez International, Inc., Class A	45	2,097
Nichirei Corp.	3,200	91,594

		1,531,658

Food - Retail — 0.1%
Kroger Co.	439	13,073
Seven & i Holdings Co., Ltd.	3,500	148,786
SUPERVALU, Inc.†	19,106	73,558

		235,417

Food - Wholesale/Distribution — 0.1%
Calavo Growers, Inc.#	303	20,513
SpartanNash Co.	1,809	53,909
Sysco Corp.	245	13,367

		87,789

Footwear & Related Apparel — 0.2%
Crocs, Inc.†	6,589	45,003
Iconix Brand Group, Inc.†	1,108	6,637
Steven Madden, Ltd.†	2,499	98,086
Wolverine World Wide, Inc.#	6,459	167,934

		317,660

Forestry — 0.0%
Deltic Timber Corp.	209	14,183

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	653	41,629

Security Description	Shares	Value (Note 2)

Garden Products — 0.3%
Toro Co.	6,928	$474,499

Gas - Distribution — 0.4%
Centrica PLC	4,810	12,600
Enagas SA	210	6,243
Hong Kong & China Gas Co., Ltd.	11,000	23,517
Italgas SpA	8,149	43,135
National Grid PLC	3,022	42,425
Northwest Natural Gas Co.	2,016	123,480
Sempra Energy	217	25,278
South Jersey Industries, Inc.#	3,115	113,417
Spire, Inc.#	3,075	217,864

		607,959

Gas - Transportation — 0.0%
Snam SpA	15,852	72,690

Gold Mining — 0.0%
Barrick Gold Corp.	3,643	60,247

Golf — 0.0%
Callaway Golf Co.	1,868	23,798

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.#	430	21,511

Health Care Cost Containment — 0.1%
CorVel Corp.†	193	8,994
HealthEquity, Inc.†#	1,787	81,844

		90,838

Home Furnishings — 0.1%
American Woodmark Corp.†	276	25,613
Ethan Allen Interiors, Inc.#	1,905	51,340
La-Z-Boy, Inc.	2,840	75,260
Select Comfort Corp.†	848	24,422

		176,635

Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	4,850	59,897
ILG, Inc.	5,901	158,973
Marcus Corp.	374	12,342

		231,212

Human Resources — 0.4%
AMN Healthcare Services, Inc.†#	966	35,017
CDI Corp.†	273	1,652
Cross Country Healthcare, Inc.†	651	7,519
Heidrick & Struggles International, Inc.	367	7,909
Insperity, Inc.	378	28,520
Kelly Services, Inc., Class A	2,222	51,617
Korn/Ferry International	3,436	110,330
ManpowerGroup, Inc.	249	25,366
On Assignment, Inc.†	1,697	88,923
Recruit Holdings Co., Ltd.	4,900	259,711
Resources Connection, Inc.	587	7,367
TrueBlue, Inc.†	2,504	67,232

		691,163

Identification Systems — 0.1%
Brady Corp., Class A	2,107	75,641

Import/Export — 0.2%
ITOCHU Corp.	7,700	109,364
Mitsui & Co., Ltd.	12,500	168,793

		278,157

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Independent Power Producers — 0.1%
NRG Energy, Inc.	8,827	$141,762

Instruments - Controls — 0.2%
Honeywell International, Inc.	1,390	184,856
Watts Water Technologies, Inc., Class A	1,425	88,493

		273,349

Insurance Brokers — 0.1%
Aon PLC	1,043	136,539
Arthur J. Gallagher & Co.	88	4,992
eHealth, Inc.†#	330	6,046

		147,577

Insurance - Life/Health — 0.4%
Aflac, Inc.	3,423	258,026
American Equity Investment Life Holding Co.	6,350	159,131
Dai-ichi Life Holdings, Inc.	8,100	134,902
Principal Financial Group, Inc.	1,960	123,304
Prudential Financial, Inc.	218	22,857

		698,220

Insurance - Multi-line — 0.7%
Allianz SE	1,372	263,397
Allstate Corp.	3,098	267,481
Chubb, Ltd.	1,561	223,520
Cincinnati Financial Corp.#	2,284	160,063
Direct Line Insurance Group PLC	9,282	41,691
Horace Mann Educators Corp.	2,780	106,335
Loews Corp.	596	28,107
United Fire Group, Inc.	1,429	61,804

		1,152,398

Insurance - Property/Casualty — 1.0%
AMERISAFE, Inc.	380	19,684
Arch Capital Group, Ltd.†	855	83,149
Employers Holdings, Inc.	2,082	83,384
HCI Group, Inc.	169	7,515
Infinity Property & Casualty Corp.	974	93,260
MS&AD Insurance Group Holdings, Inc.	10,100	354,298
Navigators Group, Inc.	1,613	85,489
ProAssurance Corp.	2,603	155,009
Progressive Corp.	2,968	125,932
RLI Corp.#	1,685	93,585
Safety Insurance Group, Inc.	1,138	75,734
Selective Insurance Group, Inc.	3,597	183,807
Stewart Information Services Corp.#	1,676	75,822
Tokio Marine Holdings, Inc.	4,900	207,946
United Insurance Holdings Corp.#	351	5,697
Universal Insurance Holdings, Inc.	646	15,924

		1,666,235

Insurance - Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	1,037	52,679
Berkshire Hathaway, Inc., Class B†	1,762	291,223
Maiden Holdings, Ltd.	5,891	62,150
Muenchener Rueckversicherungs-Gesellschaft AG	410	80,946
Swiss Re AG	285	25,983

		512,981

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	829	32,663

Internet Content - Entertainment — 0.4%
Facebook, Inc., Class A†	4,115	623,258
Shutterstock, Inc.†	375	17,460

Security Description	Shares	Value (Note 2)

Internet Content - Entertainment (continued)
YY, Inc., ADR†	484	$28,236

		668,954

Internet Content - Information/News — 0.0%
DHI Group, Inc.†	980	2,793
HealthStream, Inc.†	502	13,991
XO Group, Inc.†	488	8,057

		24,841

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	874	111,986

Internet Security — 0.0%
VASCO Data Security International, Inc.†	595	8,151
VeriSign, Inc.†	499	44,990

		53,141

Internet Telephone — 0.0%
8x8, Inc.†	1,796	24,515

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	1,524	184,084
BlackRock, Inc.	20	8,185
Financial Engines, Inc.#	1,159	43,926
Virtus Investment Partners, Inc.	128	12,890
Waddell & Reed Financial, Inc., Class A#	5,442	91,099
WisdomTree Investments, Inc.#	5,903	56,137

		396,321

Lasers - System/Components — 0.0%
Applied Optoelectronics, Inc.†#	352	24,577
Electro Scientific Industries, Inc.†	645	5,392
II-VI, Inc.†	1,102	33,060

		63,029

Linen Supply & Related Items — 0.1%
UniFirst Corp.	994	140,850

Machinery - Construction & Mining — 0.4%
Astec Industries, Inc.	969	54,235
Caterpillar, Inc.	2,482	261,677
Komatsu, Ltd.	7,000	166,452
United Tractors Tbk PT	105,800	220,615

		702,979

Machinery - Electrical — 0.3%
Disco Corp.	1,200	206,952
Franklin Electric Co., Inc.	1,903	72,695
Fuji Electric Co., Ltd.	50,000	267,720

		547,367

Machinery - Farming — 0.1%
Alamo Group, Inc.	186	15,834
Kubota Corp.	8,000	126,555
Lindsay Corp.	781	66,682

		209,071

Machinery - General Industrial — 0.3%
Albany International Corp., Class A	1,369	66,123
Applied Industrial Technologies, Inc.	2,137	131,960
Chart Industries, Inc.†	2,124	72,959
DXP Enterprises, Inc.†	1,164	41,706
Obara Group, Inc.	1,100	59,594
Tennant Co.	912	63,840

		436,182

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Pumps — 0.1%
SPX FLOW, Inc.†	2,844	$106,167

Medical Imaging Systems — 0.0%
Analogic Corp.	670	48,173
Lantheus Holdings, Inc.†	517	8,582

		56,755

Medical Information Systems — 0.1%
Cerner Corp.†	53	3,463
Computer Programs & Systems, Inc.#	1,314	43,888
Medidata Solutions, Inc.†	1,099	78,227
Quality Systems, Inc.†	912	14,008

		139,586

Medical Instruments — 0.6%
Abaxis, Inc.#	1,157	55,999
AngioDynamics, Inc.†	2,669	40,249
CONMED Corp.	1,251	63,513
CryoLife, Inc.†	534	9,746
Integra LifeSciences Holdings Corp.†	1,210	60,923
Intuitive Surgical, Inc.†	297	271,660
Medtronic PLC	194	16,350
Natus Medical, Inc.†	649	22,001
Shimadzu Corp.	13,900	268,838
Topcon Corp.	12,900	235,636

		1,044,915

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	16	2,224
PeptiDream, Inc.†	2,000	114,673

		116,897

Medical Products — 0.4%
Baxter International, Inc.	4,811	285,340
Becton Dickinson and Co.	9	1,703
Cantel Medical Corp.	735	57,198
CYBERDYNE, Inc.†#	4,900	67,604
Haemonetics Corp.†	2,538	103,500
Integer Holdings Corp.†	2,004	79,559
Invacare Corp.#	3,000	42,450
LeMaitre Vascular, Inc.	252	7,701
Luminex Corp.	801	16,228
MiMedx Group, Inc.†#	2,028	27,743
Orthofix International NV†	352	14,668
Surmodics, Inc.†	262	6,393

		710,087

Medical - Biomedical/Gene — 0.6%
Acorda Therapeutics, Inc.†	3,880	53,544
Alexion Pharmaceuticals, Inc.†	95	9,313
AMAG Pharmaceuticals, Inc.†	678	11,729
Amgen, Inc.	1,185	183,959
ANI Pharmaceuticals, Inc.†	157	6,859
Cambrex Corp.†	1,095	58,911
Celgene Corp.†	1,129	129,169
Cytokinetics, Inc.†	933	12,642
Emergent BioSolutions, Inc.†	1,851	59,103
Innoviva, Inc.†	4,013	49,039
Ligand Pharmaceuticals, Inc.†#	384	41,580
Medicines Co.†#	3,438	136,729
Momenta Pharmaceuticals, Inc.†	1,277	18,517
Myriad Genetics, Inc.†#	5,011	101,974
Spectrum Pharmaceuticals, Inc.†	6,476	36,654

		909,722

Security Description	Shares	Value (Note 2)

Medical - Drugs — 1.3%
AbbVie, Inc.	624	$41,196
Allergan PLC	27	6,041
Bayer AG	25	3,317
Bristol-Myers Squibb Co.	37	1,996
CSPC Pharmaceutical Group, Ltd.	22,000	32,919
Eagle Pharmaceuticals, Inc.†	160	11,672
Enanta Pharmaceuticals, Inc.†	274	8,242
Johnson & Johnson	5,289	678,314
Kalbe Farma Tbk PT	1,090,300	126,056
Lannett Co., Inc.†#	2,292	46,069
Mallinckrodt PLC†#	62	2,674
Merck & Co., Inc.	7,107	462,737
Pfizer, Inc.	5,356	174,873
PharMerica Corp.†	2,252	55,624
Progenics Pharmaceuticals, Inc.†	1,383	8,810
SciClone Pharmaceuticals, Inc.†	1,017	9,662
Seikagaku Corp.	4,400	70,599
Shionogi & Co., Ltd.	6,600	352,735
Sucampo Pharmaceuticals, Inc., Class A†	489	4,890
Supernus Pharmaceuticals, Inc.†	1,015	38,164

		2,136,590

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	709	12,102
Impax Laboratories, Inc.†	6,003	91,546

		103,648

Medical - HMO — 0.9%
Aetna, Inc.	1,060	153,552
Anthem, Inc.	92	16,776
Centene Corp.†	777	56,433
Cigna Corp.	1,572	253,453
Humana, Inc.	41	9,523
Magellan Health, Inc.†	1,685	115,844
Tivity Health, Inc.†	2,225	75,539
UnitedHealth Group, Inc.	1,479	259,091
WellCare Health Plans, Inc.†	2,841	488,084

		1,428,295

Medical - Hospitals — 0.1%
Community Health Systems, Inc.†	9,024	79,862
HCA Healthcare, Inc.†	600	49,146
Quorum Health Corp.†	582	2,194
Select Medical Holdings Corp.†#	7,162	95,971

		227,173

Medical - Nursing Homes — 0.1%
Ensign Group, Inc.	945	17,369
Kindred Healthcare, Inc.	6,387	62,593

		79,962

Medical - Outpatient/Home Medical — 0.2%
Almost Family, Inc.†	235	13,489
Amedisys, Inc.†	1,760	105,459
Chemed Corp.	391	80,022
LHC Group, Inc.†	898	54,060
Providence Service Corp.†	924	43,188

		296,218

Medical - Wholesale Drug Distribution — 0.0%
McKesson Corp.	215	35,064

Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	1,186	76,450
Haynes International, Inc.	1,012	36,230

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Metal Processors & Fabrication (continued)
Mueller Industries, Inc.	3,841	$108,623

		221,303

Metal Products - Distribution — 0.1%
MISUMI Group, Inc.	6,900	155,756
Olympic Steel, Inc.	180	2,965

		158,721

Metal - Aluminum — 0.1%
Century Aluminum Co.†#	3,420	49,317
Kaiser Aluminum Corp.	870	71,653

		120,970

Metal - Copper — 0.0%
Freeport-McMoRan, Inc.†	696	7,997

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,290	46,053
John Bean Technologies Corp.	637	54,973

		101,026

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	812	43,044

Multimedia — 0.1%
E.W. Scripps Co., Class A†	3,453	59,323
Media Nusantara Citra Tbk PT	257,800	36,773
Twenty-First Century Fox, Inc., Class A	504	13,668
Twenty-First Century Fox, Inc., Class B	38	1,022
Walt Disney Co.	858	92,613

		203,399

Networking Products — 0.1%
Black Box Corp.	299	2,452
Cisco Systems, Inc.	3,514	110,796
Gigamon, Inc.†#	622	23,729
NETGEAR, Inc.†	1,288	54,032

		191,009

Non-Ferrous Metals — 0.0%
Materion Corp.	1,579	54,002

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,189	75,632
Waste Management, Inc.	96	7,000

		82,632

Office Automation & Equipment — 0.0%
Xerox Corp.	544	3,846

Office Furnishings - Original — 0.1%
Interface, Inc.	3,879	79,713

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,058	89,147

Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.†#	6,446	64,718
Noble Corp. PLC#	4,955	20,068

		84,786

Oil Companies - Exploration & Production — 0.3%
Anadarko Petroleum Corp.	133	6,721
Bill Barrett Corp.†	1,495	5,173
Carrizo Oil & Gas, Inc.†#	2,769	60,752
Concho Resources, Inc.†	42	5,325
ConocoPhillips	131	5,854
Contango Oil & Gas Co.†	449	2,766

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Denbury Resources, Inc.†	7,862	$12,029
EOG Resources, Inc.	594	53,644
EQT Corp.	101	5,582
Kunlun Energy Co., Ltd.	8,000	7,166
Noble Energy, Inc.	232	6,656
Northern Oil and Gas, Inc.†#	862	1,422
PDC Energy, Inc.†	2,065	102,548
Southwestern Energy Co.†	6,372	38,614
SRC Energy, Inc.†#	9,313	64,073
Unit Corp.†	3,335	59,463

		437,788

Oil Companies - Integrated — 0.5%
Chevron Corp.	1,618	167,431
China Petroleum & Chemical Corp.	206,000	168,923
Exxon Mobil Corp.	4,711	379,235
MOL Hungarian Oil & Gas PLC	1,222	99,377
Murphy Oil Corp.#	90	2,197

		817,163

Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	2,268	63,958
Flotek Industries, Inc.†#	1,070	10,572
Gulf Island Fabrication, Inc.	270	2,497

		77,027

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	3,316	172,565
Tesoro Corp.	90	7,491
Valero Energy Corp.	3,677	226,025

		406,081

Oil - Field Services — 0.3%
Archrock, Inc.	4,560	47,880
Baker Hughes, Inc.	2,836	156,405
Bristow Group, Inc.#	3,012	19,729
CARBO Ceramics, Inc.†#	418	3,164
Enerflex, Ltd.	3,700	46,974
Era Group, Inc.†	383	3,221
Halliburton Co.	393	17,760
Helix Energy Solutions Group, Inc.†	8,076	40,219
Matrix Service Co.†	3,686	30,041
Newpark Resources, Inc.†	6,071	44,925
Pioneer Energy Services Corp.†	1,526	3,739
Schlumberger, Ltd.	110	7,655
SEACOR Holdings, Inc.†	1,121	68,616
Tesco Corp.†	923	4,292
TETRA Technologies, Inc.†	2,283	7,054

		501,674

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	1,237	57,335
Neenah Paper, Inc.	332	25,896
P.H. Glatfelter Co.	3,154	57,813
Schweitzer-Mauduit International, Inc.	2,171	80,935

		221,979

Pastoral & Agricultural — 0.1%
Charoen Pokphand Indonesia Tbk PT	386,200	91,911

Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†#	3,319	56,887
Express Scripts Holding Co.†	265	15,834

		72,721

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	247	$15,623

Pipelines — 0.3%
AltaGas, Ltd.#	219	4,882
Cheniere Energy, Inc.†	208	10,134
Enbridge, Inc.	1,422	54,739
Inter Pipeline, Ltd.	323	6,396
Kinder Morgan, Inc.	2,429	45,568
ONEOK, Inc.	3,980	197,726
Pembina Pipeline Corp.	345	11,025
Targa Resources Corp.	172	7,900
TransCanada Corp.	753	34,956
Veresen, Inc.	273	3,711
Williams Cos., Inc.	1,938	55,427

		432,464

Poultry — 0.1%
Sanderson Farms, Inc.#	1,310	155,497

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	805	61,929
Powell Industries, Inc.	169	5,565
SPX Corp.†	2,871	69,162
Vicor Corp.†	316	5,356

		142,012

Printing - Commercial — 0.1%
LSC Communications, Inc.	2,252	47,900
RR Donnelley & Sons Co.#	5,564	66,323

		114,223

Protection/Safety — 0.0%
Landauer, Inc.	190	9,282

Public Thoroughfares — 0.2%
Abertis Infraestructuras SA	4,395	80,401
ASTM SpA	281	4,826
Atlantia SpA	4,485	124,847
Groupe Eurotunnel SE#	481	5,665
Jasa Marga Persero Tbk PT	113,300	44,657
Jiangsu Expressway Co., Ltd., Class H	4,000	5,811
Macquarie Atlas Roads Group	6,154	26,750
Shenzhen Expressway Co., Ltd.	2,000	1,912
Shenzhen International Holdings, Ltd.	1,500	2,433
Societa Iniziative Autostradali e Servizi SpA	839	9,378
Transurban Group	7,894	72,265
Zhejiang Expressway Co., Ltd.	4,000	4,692

		383,637

Publishing - Books — 0.1%
Scholastic Corp.	1,926	81,913

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	9,486	74,465

Racetracks — 0.1%
Penn National Gaming, Inc.†	5,153	99,607

Radio — 0.0%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,438	59,921

Real Estate Investment Trusts — 1.3%
Acadia Realty Trust#	2,039	55,359
Agree Realty Corp.	516	23,494
American Assets Trust, Inc.	827	32,294
Apollo Commercial Real Estate Finance, Inc.#	1,591	29,370
Brixmor Property Group, Inc.	8,349	150,616
Capstead Mtg. Corp.	8,017	84,499

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
CareTrust REIT, Inc.	1,469	$26,809
CBL & Associates Properties, Inc.#	7,599	58,436
Cedar Realty Trust, Inc.	1,501	7,490
Chesapeake Lodging Trust	4,517	104,117
CoreSite Realty Corp.#	687	72,327
DDR Corp.	2,782	23,870
DiamondRock Hospitality Co.	9,002	99,832
EastGroup Properties, Inc.	1,661	135,272
Equity Residential	89	5,793
Four Corners Property Trust, Inc.	1,183	29,125
Franklin Street Properties Corp.	8,359	94,039
Getty Realty Corp.	533	13,405
GGP, Inc.#	567	12,633
Government Properties Income Trust#	3,995	86,292
Hersha Hospitality Trust	825	15,353
Hospitality Properties Trust	5,095	147,347
Host Hotels & Resorts, Inc.	573	10,308
Kite Realty Group Trust#	5,917	106,329
Lexington Realty Trust	14,864	142,843
LTC Properties, Inc.	802	38,656
Parkway, Inc.	844	16,829
Pennsylvania Real Estate Investment Trust	3,772	40,360
PS Business Parks, Inc.	396	50,007
Public Storage	76	16,367
Ramco-Gershenson Properties Trust	1,605	20,207
Retail Opportunity Investments Corp.	2,213	43,729
Sabra Health Care REIT, Inc.#	4,643	108,786
Saul Centers, Inc.	232	13,294
Simon Property Group, Inc.	646	99,646
Summit Hotel Properties, Inc.	2,076	37,160
Universal Health Realty Income Trust	247	17,720
Urstadt Biddle Properties, Inc., Class A	2,711	50,750

		2,120,763

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	521	18,173
Daikyo, Inc.	61,000	123,928
HFF, Inc., Class A	695	21,677
RE/MAX Holdings, Inc., Class A	1,229	65,321

		229,099

Real Estate Operations & Development — 0.3%
Forestar Group, Inc.†	650	9,198
Mitsui Fudosan Co., Ltd.	8,000	189,327
NTT Urban Development Corp.	11,700	113,884
Pakuwon Jati Tbk PT	1,209,400	55,385
Tokyo Tatemono Co., Ltd.	7,600	104,307

		472,101

Recreational Vehicles — 0.0%
LCI Industries#	501	44,589

Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc.#	4,263	48,641
United Rentals, Inc.†	533	57,953

		106,594

Research & Development — 0.0%
Albany Molecular Research, Inc.†#	440	8,562

Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	1,220	142,154

Respiratory Products — 0.0%
Inogen, Inc.†	328	29,074

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A#	5,429	$71,608
Ascena Retail Group, Inc.†#	15,464	27,371
Buckle, Inc.#	2,209	37,553
Burlington Stores, Inc.†	400	39,140
Caleres, Inc.	3,033	82,922
Cato Corp., Class A	2,141	43,163
Children’s Place, Inc.#	365	39,493
DSW, Inc., Class A	2,749	46,266
Express, Inc.†	6,853	53,179
Finish Line, Inc., Class A#	3,235	45,646
Francesca’s Holdings Corp.†	746	9,444
Gap, Inc.	1,428	32,130
Genesco, Inc.†	1,373	51,076
Guess?, Inc.#	4,116	49,557
PVH Corp.	817	86,561
Ross Stores, Inc.	3,196	204,288
Shoe Carnival, Inc.	262	5,358
Stein Mart, Inc.#	611	892
Tailored Brands, Inc.	3,328	35,343
Vera Bradley, Inc.†	372	3,501

		964,491

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	86	52,109
Genuine Parts Co.	129	11,948

		64,057

Retail-Automobile — 0.6%
Asbury Automotive Group, Inc.†	1,088	60,874
Astra International Tbk PT	1,023,000	672,016
AutoNation, Inc.†#	176	6,955
Group 1 Automotive, Inc.	1,287	77,413
IDOM, Inc.#	10,400	57,188
Lithia Motors, Inc., Class A#	1,533	139,273
Sonic Automotive, Inc., Class A	519	9,757

		1,023,476

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	761	7,222
Barnes & Noble, Inc.	1,091	7,310

		14,532

Retail-Building Products — 0.2%
Home Depot, Inc.	1,100	168,861
Lowe’s Cos., Inc.	1,488	117,210
Lumber Liquidators Holdings, Inc.†#	2,033	58,916
Tile Shop Holdings, Inc.	651	12,792

		357,779

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.#	9,704	576,321

Retail-Discount — 0.5%
Dollar General Corp.	29	2,128
Dollar Tree, Inc.†	920	71,484
Fred’s, Inc., Class A#	3,054	42,023
Ollie’s Bargain Outlet Holdings, Inc.†#	970	39,916
Target Corp.	860	47,429
Tuesday Morning Corp.†	890	1,513
Wal-Mart Stores, Inc.	8,458	664,799

		869,292

Retail-Drug Store — 0.3%
CVS Health Corp.	3,071	235,945
Sundrug Co., Ltd.	7,800	303,549

Security Description	Shares	Value (Note 2)

Retail-Drug Store (continued)
Walgreens Boots Alliance, Inc.	165	$13,368

		552,862

Retail-Hair Salons — 0.0%
Regis Corp.†	695	6,568

Retail-Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	1,777	42,559
Kirkland’s, Inc.†	289	2,616
Nitori Holdings Co., Ltd.	2,000	292,370
RH†#	2,249	126,191

		463,736

Retail-Jewelry — 0.0%
Movado Group, Inc.#	302	6,372
Signet Jewelers, Ltd.#	51	2,453

		8,825

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	479	8,646

Retail-Major Department Stores — 0.2%
Matahari Department Store Tbk PT	114,000	129,234
Nordstrom, Inc.#	60	2,508
TJX Cos., Inc.	2,440	183,513

		315,255

Retail-Misc./Diversified — 0.1%
FirstCash, Inc.	3,185	170,875
Five Below, Inc.†	1,111	56,995

		227,870

Retail-Office Supplies — 0.0%
Staples, Inc.	1,595	14,483

Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	963	8,186

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	405	14,211

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.#	44	1,691
Macy’s, Inc.	880	20,680

		22,371

Retail-Restaurants — 0.4%
Biglari Holdings, Inc.†	20	7,604
BJ’s Restaurants, Inc.†	1,106	49,549
Bob Evans Farms, Inc.	1,412	99,419
Chuy’s Holdings, Inc.†	332	8,931
Darden Restaurants, Inc.	549	48,823
Dave & Buster’s Entertainment, Inc.†	758	50,559
DineEquity, Inc.#	864	39,528
El Pollo Loco Holdings, Inc.†	425	5,801
Fiesta Restaurant Group, Inc.†	2,087	46,018
McDonald’s Corp.	174	26,255
Red Robin Gourmet Burgers, Inc.†	857	61,768
Ruby Tuesday, Inc.†	1,196	2,631
Ruth’s Hospitality Group, Inc.	586	12,658
Shake Shack, Inc., Class A†#	354	13,105
Sonic Corp.#	1,681	49,119
Starbucks Corp.	209	13,294
Wingstop, Inc.#	570	16,251
Yum! Brands, Inc.	1,413	102,640

		653,953

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.#	352	$4,893
Hibbett Sports, Inc.†	1,626	37,723
Zumiez, Inc.†	344	4,902

		47,518

Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	2,469	28,640

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,391	40,408
Proto Labs, Inc.†#	494	31,616

		72,024

Satellite Telecom — 0.1%
Eutelsat Communications SA	2,570	66,113
Iridium Communications, Inc.†#	5,537	54,816
SES SA FDR	2,462	60,900

		181,829

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp.	7,618	141,085
Banc of California, Inc.#	3,383	68,675
Bank Mutual Corp.	1,358	12,018
BofI Holding, Inc.†#	1,962	43,556
Brookline Bancorp, Inc.	2,474	34,141
Dime Community Bancshares, Inc.	1,016	19,304
New York Community Bancorp, Inc.#	6,429	83,063
Northfield Bancorp, Inc.	1,487	24,476
Northwest Bancshares, Inc.	7,979	122,797
Oritani Financial Corp.	1,267	20,969
People’s United Financial, Inc.#	4,517	74,847
Provident Financial Services, Inc.	5,381	125,592
Sterling Bancorp#	7,064	151,523
Washington Federal, Inc.	1,166	37,254

		959,300

Schools — 0.1%
American Public Education, Inc.†	1,811	39,842
Capella Education Co.	228	19,733
Career Education Corp.†	4,636	43,764
Strayer Education, Inc.	780	68,991

		172,330

Security Services — 0.1%
Brink’s Co.	2,919	184,189

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†#	265	3,972

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	4	343
Maxim Integrated Products, Inc.	975	46,605
MaxLinear, Inc.†	1,060	33,019
Power Integrations, Inc.	596	39,902
QUALCOMM, Inc.	281	16,093

		135,962

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	510	23,399
Brooks Automation, Inc.	3,478	95,819
Cabot Microelectronics Corp.	507	38,273
Cohu, Inc.	493	9,037
KLA-Tencor Corp.	135	14,040
Kulicke & Soffa Industries, Inc.†	3,692	81,778
Lam Research Corp.	58	9,000
MKS Instruments, Inc.	1,079	88,208

Security Description	Shares	Value (Note 2)

Semiconductor Equipment (continued)
Nanometrics, Inc.†	1,584	$44,035
Rudolph Technologies, Inc.†	617	14,746
Veeco Instruments, Inc.†	2,752	86,546

		504,881

Soap & Cleaning Preparation — 0.2%
Unilever Indonesia Tbk PT	76,100	263,808

Software Tools — 0.1%
VMware, Inc., Class A†	1,388	134,844

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†#	2,944	38,566

Steel-Producers — 0.5%
AK Steel Holding Corp.†#	13,230	80,703
JFE Holdings, Inc.	13,600	226,749
Nucor Corp.	2,770	160,937
Steel Dynamics, Inc.	10,300	350,097

		818,486

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	1,898	53,144
Westshore Terminals Investment Corp.	63	1,014

		54,158

Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†#	1,575	7,954
Oclaro, Inc.†#	2,564	22,768
Viavi Solutions, Inc.†	15,690	176,199

		206,921

Telecom Services — 0.8%
China Telecom Corp., Ltd., Class H	484,000	240,368
Consolidated Communications Holdings, Inc.#	2,576	51,314
Lumos Networks Corp.†	2,418	43,331
Spok Holdings, Inc.	2,216	38,558
Telekomunikasi Indonesia Persero Tbk PT	2,487,100	812,229
Tower Bersama Infrastructure Tbk PT	115,900	50,249
XL Axiata Tbk PT†	192,700	42,822

		1,278,871

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	3,651	70,282
Comtech Telecommunications Corp.	465	6,710
Juniper Networks, Inc.	132	3,871
Nortel Networks Corp.(1)(2)†	62	0

		80,863

Telephone-Integrated — 0.9%
AT&T, Inc.	13,170	507,440
CenturyLink, Inc.#	4,717	117,689
Cincinnati Bell, Inc.†	832	14,144
Frontier Communications Corp.	11,289	14,789
General Communication, Inc., Class A†	1,719	63,586
Nippon Telegraph & Telephone Corp.	3,900	186,918
SoftBank Group Corp.	4,200	341,423
Verizon Communications, Inc.	3,471	161,887

		1,407,876

Television — 0.1%
CBS Corp., Class B	1,343	82,071
ION Media Networks, Inc.(1)(2)†	18	12,845
Surya Citra Media Tbk PT	290,400	63,443

		158,359

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	239	$4,383
Unifi, Inc.†	302	8,499

		12,882

Textile-Products — 0.1%
Toyobo Co., Ltd.	49,000	86,275

Therapeutics — 0.0%
Anika Therapeutics, Inc.†#	289	13,372

Tobacco — 0.4%
Altria Group, Inc.	2,362	178,189
Gudang Garam Tbk PT	24,200	134,354
Hanjaya Mandala Sampoerna Tbk PT	485,100	143,126
Philip Morris International, Inc.	1,133	135,734
Universal Corp.	1,635	108,564

		699,967

Tools-Hand Held — 0.0%
Snap-on, Inc.	62	10,023

Toys — 0.3%
Bandai Namco Holdings, Inc.	5,500	196,411
Hasbro, Inc.	92	9,684
Mattel, Inc.#	2,490	57,046
Tomy Co., Ltd.	19,000	243,955

		507,096

Transactional Software — 0.1%
Amadeus IT Group SA	2,443	142,294
Bottomline Technologies de, Inc.†	1,900	47,519
Synchronoss Technologies, Inc.†	845	10,799

		200,612

Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	1,636	79,673

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	1,820	80,535

Transport-Marine — 0.0%
Hornbeck Offshore Services, Inc.†#	641	1,077

Transport-Rail — 0.3%
Central Japan Railway Co.	1,800	294,745
CSX Corp.	784	42,469
Norfolk Southern Corp.	475	58,914
Union Pacific Corp.	901	99,381

		495,509

Transport-Services — 0.1%
Echo Global Logistics, Inc.†	2,485	46,345
Hub Group, Inc., Class A†	2,320	83,172
Matson, Inc.	2,418	70,751

		200,268

Transport-Truck — 0.2%
ArcBest Corp.	470	8,836
Forward Air Corp.	612	31,904
Heartland Express, Inc.#	855	16,630
JB Hunt Transport Services, Inc.	81	6,916
Knight Transportation, Inc.#	1,350	45,023
Marten Transport, Ltd.	2,090	51,727
Roadrunner Transportation Systems, Inc.†	5,826	36,995
Saia, Inc.†	1,762	81,404

		279,435

Security Description	Shares	Value (Note 2)

Travel Services — 0.1%
HIS Co., Ltd.#	4,400	$124,352

Veterinary Diagnostics — 0.0%
Heska Corp.†#	126	12,431
Neogen Corp.†	769	48,670
Phibro Animal Health Corp., Class A	366	12,902

		74,003

Warehousing & Harbor Transportation Services — 0.0%
COSCO SHIPPING Ports, Ltd.	2,000	2,336
Hamburger Hafen und Logistik AG	65	1,391

		3,727

Water — 0.1%
American States Water Co.	741	33,930
American Water Works Co., Inc.	155	12,118
California Water Service Group	2,700	93,555
Guangdong Investment, Ltd.	6,000	8,654
Pennon Group PLC	3,969	47,099

		195,356

Web Hosting/Design — 0.0%
NIC, Inc.	1,225	24,806

Web Portals/ISP — 0.6%
Alphabet, Inc., Class A†	277	273,424
Alphabet, Inc., Class C†	520	501,727
Blucora, Inc.†	2,745	56,272
GMO Internet, Inc.	9,200	121,698

		953,121

Wire & Cable Products — 0.1%
Encore Wire Corp.	1,587	65,623
General Cable Corp.	3,413	56,485
Insteel Industries, Inc.#	345	10,957

		133,065

Wireless Equipment — 0.0%
CalAmp Corp.†#	699	13,211
Motorola Solutions, Inc.	81	6,769

		19,980

X-Ray Equipment — 0.0%
Hologic, Inc.†	351	15,202
Varex Imaging Corp.†	738	25,350

		40,552

Total Common Stocks
(cost $99,815,196)		103,183,020

EXCHANGE-TRADED FUNDS — 6.2%
iShares Core S&P Small-Cap ETF#	3,674	251,044
iShares MSCI Indonesia ETF#	14,766	392,185
iShares Russell 1000 Growth ETF	515	61,460
iShares Russell 1000 Value ETF	1,696	194,243
PowerShares Global Listed Private Equity Portfolio#	137,612	1,733,911
PowerShares Senior Loan Portfolio	313,366	7,304,562
SPDR S&P 500 ETF Trust, Series 1	443	106,958

Total Exchange-Traded Funds
(cost $9,838,130)		10,044,363

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(2) (cost $0)	45,000	$4

ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
American Express Credit Account Master Trust Series 2017-1, Class A 1.93% due 09/15/2022	$1,000,000	1,005,331
BMW Vehicle Lease Trust Series 2016-2, Class A3 1.43% due 09/20/2019	1,400,000	1,397,510
Capital One Multi-Asset Execution Trust Series 2016-A6, Class A6 1.82% due 09/15/2022	1,000,000	1,003,009
Citibank Credit Card Issuance Trust Series 2017-A2, Class A2 1.74% due 01/19/2021	1,000,000	1,003,525
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,415,966
GM Financial Automobile Leasing Trust Series 2016-2, Class A3 1.62% due 09/20/2019	1,000,000	1,000,796
Nissan Auto Receivables Owner Trust Series 2017-A, Class A3 1.74% due 08/16/2021	1,000,000	1,002,339

Total Asset Backed Securities
(cost $7,818,457)		7,828,476

U.S. CORPORATE BONDS & NOTES — 0.0%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	2,882
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)(2)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)(2)†	69,000	7

Total U.S. Corporate Bonds & Notes
(cost $0)		2,896

FOREIGN GOVERNMENT OBLIGATIONS — 5.0%
Sovereign — 5.0%
Republic of Argentina Senior Notes 6.88% due 01/26/2027	790,000	839,375
Republic of Argentina Senior Notes 6.88% due 04/22/2021	980,000	1,070,160
Republic of Argentina Senior Notes 7.13% due 07/06/2036	200,000	202,900
Republic of Argentina Senior Notes 7.50% due 04/22/2026#	830,000	915,490
Republic of Argentina Senior Notes 8.28% due 12/31/2033	98,143	110,116
Republic of Indonesia Senior Notes 4.75% due 01/08/2026	375,000	403,510

Security Description	Shares/ Principal Amount	Value (Note 2)

Sovereign — (continued)
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	$1,225,000	$1,317,099
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	590,000	733,030
Republic of Peru Senior Notes 7.35% due 07/21/2025	1,360,000	1,785,000
Republic of Peru Senior Notes 8.75% due 11/21/2033	400,000	617,720

Total Foreign Government Obligations
(cost $8,020,366)		7,994,400

Total Long-Term Investment Securities
(cost $125,492,149)		129,053,159

SHORT-TERM INVESTMENT SECURITIES — 20.4%
Registered Investment Companies — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(3)(4)	5,203,765	5,203,765

Time Deposits — 15.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	25,402,000	25,402,000

U.S. Government Treasuries — 1.5%
United States Treasury Bills
0.88% due 12/07/2017(5)	2,070,000	2,059,023
0.98% due 12/07/2017(5)	350,000	348,144

		2,407,167

Total Short-Term Investment Securities
(cost $33,014,443)		33,012,932

TOTAL INVESTMENTS
(cost $158,506,592)(6)	100.2%	162,066,091
Liabilities in excess of other assets	(0.2)	(298,651)

NET ASSETS	100.0%	$161,767,440

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $85,565 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $12,863 representing 0.0% of net assets.
(3)

At May 31, 2017, the Fund had loaned securities with a total value of $10,455,167. This was secured by collateral of $5,203,765, which was received in cash and subsequently invested in short-term investments currently valued at $5,203,765 as reported in the Portfolio of Investments. Additional collateral of $5,496,236 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$351,044
Federal National Mtg. Assoc.	2.50% to 4.40%	01/01/2032 to 11/01/2046	359,248
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	843,908
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	624,084
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	3,317,952

(4)	The rate shown is the 7-day yield as of May 31, 2017.
(5)	The security of a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

FDR—Fiduciary Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)
15	Long	Russell 2000 Mini Index	June 2017	$1,021,125	$1,026,825	$5,700
739	Long	SGX Nifty 50 Index	June 2017	13,924,676	14,243,486	318,810
23	Long	TOPIX Index	June 2017	3,198,194	3,260,497	62,303
30	Short	mini MSCI EAFE index	June 2017	2,804,626	2,828,850	(24,224)
20	Short	mini MSCI Emerging Markets Index	June 2017	1,007,054	1,003,800	3,254
98	Short	Russell 1000 Growth Index	June 2017	5,610,607	5,861,869	(251,262)
50	Short	Russell 1000 Value Index	June 2017	2,794,277	2,806,750	(12,473)
82	Short	S&P 500 E-Mini Index	June 2017	9,675,493	9,885,510	(210,017)

						$(107,909)

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$244,240	$2,511	$—	$246,751
Telecommunication Equipment	80,863	—	0	80,863
Television	145,514	—	12,845	158,359
Other Industries	102,697,047	—	—	102,697,047
Exchange-Traded Funds	10,044,363	—	—	10,044,363
Preferred Securities/Capital Securities	—	—	4	4
Asset Backed Securities	—	7,828,476	—	7,828,476
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	2,882	14	2,896
Foreign Government Obligations	—	7,994,400	—	7,994,400
Short-Term Investment Securities:
Registered Investment Companies	5,203,765	—	—	5,203,765
Other Short-Term Investment Securities	—	27,809,167	—	27,809,167

Total Investments at Value	$118,415,792	$43,637,436	$12,863	$162,066,091

Other Financial Instruments:†
Futures Contracts	$390,067	$—	$—	$390,067

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$497,976		$—	$497,976

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

22

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

E-Commerce/Products	11.3%
Applications Software	7.8
Web Portals/ISP	7.1
Internet Content — Entertainment	6.4
Finance — Credit Card	5.8
E-Commerce/Services	5.2
Medical — HMO	4.7
Medical — Biomedical/Gene	3.4
Airlines	2.9
Diversified Banking Institutions	2.9
Diagnostic Equipment	2.5
Medical Products	2.4
Real Estate Investment Trusts	2.2
Aerospace/Defense	2.0
Commercial Services — Finance	1.9
Internet Application Software	1.8
Retail — Building Products	1.8
Medical — Drugs	1.7
Computers	1.7
Finance — Investment Banker/Broker	1.6
Data Processing/Management	1.5
Medical Instruments	1.4
Retail — Restaurants	1.4
Finance — Other Services	1.3
Auto — Cars/Light Trucks	1.3
Electronic Components — Semiconductors	1.2
Banks — Fiduciary	1.2
Hotels/Motels	1.2
Tobacco	1.1
Retail — Auto Parts	0.9
Registered Investment Companies	0.8
Electronic Measurement Instruments	0.8
Insurance Brokers	0.8
Retail — Apparel/Shoe	0.7
Retail — Drug Store	0.7
Entertainment Software	0.6
Machinery — General Industrial	0.5
Cruise Lines	0.5
Enterprise Software/Service	0.5
Instruments — Controls	0.4
Casino Hotels	0.4
Auto/Truck Parts & Equipment — Original	0.4
Banks — Commercial	0.4
Cable/Satellite TV	0.4
Electric — Integrated	0.4
Transport — Rail	0.3
Containers — Metal/Glass	0.3
Coatings/Paint	0.2
Retail — Discount	0.2
Beverages — Wine/Spirits	0.2
Semiconductor Equipment	0.2
Insurance — Property/Casualty	0.2
Semiconductor Components — Integrated Circuits	0.1
Tools — Hand Held	0.1
Aerospace/Defense — Equipment	0.1
Insurance — Multi-line	0.1
Transport — Services	0.1

100.0%

*	Calculated as a percentage of net assets

23

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Aerospace/Defense — 2.0%
Boeing Co.	55,200	$10,357,176
General Dynamics Corp.	2,600	528,450
Northrop Grumman Corp.	5,300	1,373,866
Raytheon Co.	600	98,406
Rockwell Collins, Inc.	12,000	1,308,600

		13,666,498

Aerospace/Defense-Equipment — 0.1%
Harris Corp.	5,000	560,800

Airlines — 2.9%
Alaska Air Group, Inc.#	67,000	5,832,350
American Airlines Group, Inc.#	208,700	10,103,167
Delta Air Lines, Inc.	2,500	122,825
United Continental Holdings, Inc.†#	44,300	3,529,381

		19,587,723

Applications Software — 7.8%
Intuit, Inc.	27,000	3,797,280
Microsoft Corp.	349,200	24,388,128
Red Hat, Inc.†	50,000	4,478,500
salesforce.com, Inc.†	132,400	11,868,336
ServiceNow, Inc.†#	83,000	8,685,950

		53,218,194

Auto-Cars/Light Trucks — 1.3%
Ferrari NV	19,000	1,647,680
Tesla, Inc.†#	20,306	6,924,549

		8,572,229

Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	28,300	2,489,551

Banks-Commercial — 0.4%
First Republic Bank	26,811	2,469,293

Banks-Fiduciary — 1.2%
Bank of New York Mellon Corp.	10,500	494,760
Citizens Financial Group, Inc.	60,800	2,073,280
State Street Corp.	70,000	5,702,200

		8,270,240

Beverages-Non-alcoholic — 0.0%
Monster Beverage Corp.†	3,900	197,184

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	6,400	1,169,600

Brewery — 0.0%
Molson Coors Brewing Co., Class B	600	56,874

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	3,305	138,017

Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	703	242,922
Comcast Corp., Class A	51,400	2,142,866

		2,385,788

Casino Hotels — 0.4%
MGM Resorts International	87,300	2,769,156

Chemicals-Diversified — 0.0%
E.I. du Pont de Nemours & Co.	2,300	181,516
PPG Industries, Inc.	500	53,180

		234,696

Coatings/Paint — 0.2%
Sherwin-Williams Co.	4,000	1,327,080

Security Description	Shares	Value (Note 2)

Commercial Services-Finance — 1.9%
Equifax, Inc.	14,400	$1,969,920
FleetCor Technologies, Inc.†	6,000	865,740
Global Payments, Inc.	14,000	1,282,540
IHS Markit, Ltd.†	35,016	1,605,484
PayPal Holdings, Inc.†	112,500	5,873,625
S&P Global, Inc.	7,800	1,113,918
Vantiv, Inc., Class A†	1,000	62,720

		12,773,947

Computers — 1.7%
Apple, Inc.	74,100	11,319,516

Containers-Metal/Glass — 0.3%
Ball Corp.#	44,354	1,814,079

Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	800	39,976
Royal Caribbean Cruises, Ltd.	30,500	3,360,490

		3,400,466

Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	37,500	3,220,125
Fiserv, Inc.†	58,300	7,303,824

		10,523,949

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,100	133,392

Diagnostic Equipment — 2.5%
Danaher Corp.	122,180	10,377,969
Thermo Fisher Scientific, Inc.	39,866	6,888,446

		17,266,415

Diversified Banking Institutions — 2.9%
Citigroup, Inc.	21,000	1,271,340
Goldman Sachs Group, Inc.	400	84,504
JPMorgan Chase & Co.	58,200	4,781,130
Morgan Stanley	319,200	13,323,408

		19,460,382

Diversified Manufacturing Operations — 0.0%
Textron, Inc.	1,400	66,920

E-Commerce/Products — 11.3%
Alibaba Group Holding, Ltd. ADR†	134,521	16,473,442
Amazon.com, Inc.†	60,600	60,273,972

		76,747,414

E-Commerce/Services — 5.2%
Ctrip.com International, Ltd. ADR†#	68,680	3,753,362
MercadoLibre, Inc.#	1,700	467,687
Priceline Group, Inc.†	16,560	31,084,610

		35,305,659

Electric-Integrated — 0.4%
NextEra Energy, Inc.	16,800	2,376,192

Electronic Components-Semiconductors — 1.2%
Broadcom, Ltd.	27,100	6,489,908
Microchip Technology, Inc.#	22,500	1,874,250

		8,364,158

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	5,300	319,802
Fortive Corp.	84,690	5,288,890

		5,608,692

Enterprise Software/Service — 0.5%
Workday, Inc., Class A†#	31,400	3,139,372

24

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Entertainment Software — 0.6%
Activision Blizzard, Inc.	1,000	$58,580
Electronic Arts, Inc.†	38,200	4,329,206

		4,387,786

Finance-Credit Card — 5.8%
MasterCard, Inc., Class A	147,000	18,063,360
Visa, Inc., Class A#	227,100	21,626,733

		39,690,093

Finance-Investment Banker/Broker — 1.6%
Charles Schwab Corp.	82,800	3,208,500
TD Ameritrade Holding Corp.	202,300	7,557,928

		10,766,428

Finance-Other Services — 1.3%
CME Group, Inc.	8,300	973,507
Intercontinental Exchange, Inc.	129,100	7,770,529

		8,744,036

Hotels/Motels — 1.2%
Hilton Worldwide Holdings, Inc.	45,053	2,994,673
Marriott International, Inc., Class A	46,990	5,058,473

		8,053,146

Instruments-Controls — 0.4%
Honeywell International, Inc.	22,300	2,965,677

Insurance Brokers — 0.8%
Marsh & McLennan Cos., Inc.	36,000	2,792,160
Willis Towers Watson PLC	18,400	2,697,992

		5,490,152

Insurance-Multi-line — 0.1%
Chubb, Ltd.	3,600	515,484

Insurance-Property/Casualty — 0.2%
Progressive Corp.	24,700	1,048,021

Internet Application Software — 1.8%
Tencent Holdings, Ltd.	360,300	12,372,879

Internet Content-Entertainment — 6.4%
Facebook, Inc., Class A†	233,441	35,356,974
Netflix, Inc.†	46,600	7,599,062
Snap, Inc., Class A†#	28,100	596,001

		43,552,037

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc.	940	113,543

Machinery-General Industrial — 0.5%
Roper Technologies, Inc.#	15,100	3,430,720
Wabtec Corp.#	3,500	286,125

		3,716,845

Medical Instruments — 1.4%
Intuitive Surgical, Inc.†	10,600	9,695,608

Medical Products — 2.4%
Becton Dickinson and Co.	40,648	7,691,821
Henry Schein, Inc.†#	200	36,794
Stryker Corp.	61,100	8,734,856

		16,463,471

Medical-Biomedical/Gene — 3.4%
Alexion Pharmaceuticals, Inc.†	52,845	5,180,395
Biogen, Inc.†	18,300	4,534,191
Celgene Corp.†	49,300	5,640,413
Illumina, Inc.†	1,573	278,987
Regeneron Pharmaceuticals, Inc.†	300	137,718
Vertex Pharmaceuticals, Inc.†	57,046	7,050,886

		22,822,590

Security Description	Shares	Value (Note 2)

Medical-Drugs — 1.7%
Allergan PLC	25,251	$5,649,911
Bristol-Myers Squibb Co.	1,500	80,925
Merck & Co., Inc.	44,500	2,897,395
Shire PLC ADR	7,986	1,379,342
Zoetis, Inc.	21,600	1,345,248

		11,352,821

Medical-HMO — 4.7%
Aetna, Inc.	37,677	5,457,890
Cigna Corp.	29,300	4,724,039
Humana, Inc.	27,100	6,294,246
UnitedHealth Group, Inc.	89,500	15,678,610

		32,154,785

Multimedia — 0.0%
Walt Disney Co.	500	53,970

Real Estate Investment Trusts — 2.2%
American Tower Corp.	90,300	11,846,457
Equinix, Inc.	5,356	2,362,050
SBA Communications Corp.†	3,600	497,448

		14,705,955

Retail-Apparel/Shoe — 0.7%
Coach, Inc.#	25,800	1,192,218
Ross Stores, Inc.	60,800	3,886,336

		5,078,554

Retail-Auto Parts — 0.9%
AutoZone, Inc.†	3,300	1,999,536
O’Reilly Automotive, Inc.†	17,226	4,170,070

		6,169,606

Retail-Building Products — 1.8%
Home Depot, Inc.	55,000	8,443,050
Lowe’s Cos., Inc.	48,100	3,788,837

		12,231,887

Retail-Discount — 0.2%
Costco Wholesale Corp.	900	162,387
Dollar General Corp.	14,600	1,071,494

		1,233,881

Retail-Drug Store — 0.7%
Walgreens Boots Alliance, Inc.	57,700	4,674,854

Retail-Restaurants — 1.4%
Domino’s Pizza, Inc.#	1,400	296,408
McDonald’s Corp.	3,900	588,471
Starbucks Corp.	64,800	4,121,928
Yum! Brands, Inc.	58,500	4,249,440

		9,256,247

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	11,500	986,240

Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	11,200	1,164,800

Tobacco — 1.1%
Philip Morris International, Inc.	63,600	7,619,280

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	4,700	646,908

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	9,400	1,487,362
CSX Corp.	8,800	476,696
Union Pacific Corp.	1,800	198,540

		2,162,598

25

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport-Services — 0.1%
FedEx Corp.	1,900	$368,296

Web Portals/ISP — 7.1%
Alphabet, Inc., Class A†	17,400	17,175,366
Alphabet, Inc., Class C†	32,284	31,149,541

		48,324,907

Total Long-Term Investment Securities
(cost $401,006,891)		673,996,861

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72%(1)	$623,470	623,470
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	618,200	618,200
T. Rowe Price Government Reserve Fund 0.84%(1)	4,569,134	4,569,134

Total Short-Term Investment Securities
(cost $5,810,804)		5,810,804

TOTAL INVESTMENTS
(cost $406,817,695)(3)	100.0%	679,807,665
Liabilities in excess of other assets	(0.0)	(291,389)

NET ASSETS	100.0%	$679,516,276

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2017.
(2)	At May 31, 2017, the Fund had loaned securities with a total value of $47,932,094. This was secured by collateral of $618,200, which was received in cash and subsequently invested in short-term investments currently valued at $618,200 as reported in the Portfolio of Investments. Additional collateral of $48,013,022 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,459,234
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	1,492,972
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	3,517,763
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	2,054,620
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	39,488,433

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$673,996,861	$—	$—	$673,996,861
Short-Term Investment Securities:	5,810,804	—	—	5,810,804

Total Investments at Value	$679,807,665	$—	$—	$679,807,665

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

26

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.8%
Medical — Drugs	6.1
Banks — Super Regional	5.3
Medical — HMO	5.1
Cruise Lines	4.8
Oil Companies — Exploration & Production	4.8
Chemicals — Diversified	4.4
Electronic Components — Semiconductors	3.2
Tobacco	3.2
Oil Companies — Integrated	3.1
Finance — Credit Card	2.8
Finance — Consumer Loans	2.4
Aerospace/Defense	2.3
Computers	1.8
Time Deposits	1.7
Semiconductor Components — Integrated Circuits	1.7
Medical Instruments	1.7
Aerospace/Defense — Equipment	1.6
Industrial Gases	1.6
Building & Construction Products — Misc.	1.5
Retail — Building Products	1.5
Building Products — Air & Heating	1.5
Tools — Hand Held	1.5
Beverages — Non-alcoholic	1.5
Banks — Fiduciary	1.5
Insurance — Reinsurance	1.5
Medical — Wholesale Drug Distribution	1.5
Applications Software	1.4
Retail — Drug Store	1.4
Enterprise Software/Service	1.4
Oil Refining & Marketing	1.4
Building — Residential/Commercial	1.3
Multimedia	1.3
Pharmacy Services	1.2
Finance — Mortgage Loan/Banker	1.2
Home Decoration Products	1.1
Finance — Investment Banker/Broker	1.1
Savings & Loans/Thrifts	1.1
Insurance — Property/Casualty	1.1
Retail — Discount	1.1
Telephone — Integrated	1.0
Apparel Manufacturers	1.0
Instruments — Controls	1.0
Insurance Brokers	0.9
Medical — Generic Drugs	0.9
Commercial Services	0.9
Building Products — Cement	0.8
Chemicals — Specialty	0.6
Diversified Minerals	0.4

100.0%

*	Calculated as a percentage of net assets

27

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Aerospace/Defense — 2.3%
General Dynamics Corp.	3,000	$609,750
Spirit AeroSystems Holdings, Inc., Class A	12,900	702,921

		1,312,671

Aerospace/Defense - Equipment — 1.6%
United Technologies Corp.	7,490	908,387

Apparel Manufacturers — 1.0%
Hanesbrands, Inc.#	27,300	563,745

Applications Software — 1.4%
Microsoft Corp.	11,635	812,588

Banks - Fiduciary — 1.5%
State Street Corp.	10,210	831,707

Banks - Super Regional — 5.3%
Capital One Financial Corp.	8,225	632,667
KeyCorp	43,900	766,933
PNC Financial Services Group, Inc.	4,625	548,988
Wells Fargo & Co.	19,745	1,009,759

		2,958,347

Beverages - Non-alcoholic — 1.5%
Coca-Cola European Partners PLC	20,600	845,424

Building & Construction Products - Misc. — 1.5%
Owens Corning	14,000	873,600

Building Products - Air & Heating — 1.5%
Johnson Controls International PLC	20,343	849,524

Building Products - Cement — 0.8%
CRH PLC ADR	12,400	447,888

Building - Residential/Commercial — 1.3%
NVR, Inc.†	333	760,033

Chemicals - Diversified — 4.4%
Celanese Corp., Series A	7,400	640,470
E.I. du Pont de Nemours & Co.	11,400	899,688
FMC Corp.#	6,100	459,757
LyondellBasell Industries NV, Class A	5,900	475,068

		2,474,983

Chemicals - Specialty — 0.6%
Versum Materials, Inc.	10,600	329,024

Commercial Services — 0.9%
Nielsen Holdings PLC	13,300	511,784

Computers — 1.8%
Apple, Inc.	6,500	992,940

Cruise Lines — 4.8%
Carnival Corp.	15,900	1,018,713
Norwegian Cruise Line Holdings, Ltd.†	12,600	629,622
Royal Caribbean Cruises, Ltd.	9,700	1,068,746

		2,717,081

Diversified Banking Institutions — 6.8%
Bank of America Corp.	54,926	1,230,892
Citigroup, Inc.	23,010	1,393,025
JPMorgan Chase & Co.	14,805	1,216,231

		3,840,148

Diversified Minerals — 0.4%
Fairmount Santrol Holdings, Inc.†#	52,300	248,948

Electronic Components - Semiconductors — 3.2%
Microchip Technology, Inc.#	11,900	991,270
Texas Instruments, Inc.	9,920	818,301

		1,809,571

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 1.4%
Oracle Corp.	16,800	$762,552

Finance - Consumer Loans — 2.4%
Navient Corp.	40,605	585,930
SLM Corp.†	75,805	787,614

		1,373,544

Finance - Credit Card — 2.8%
American Express Co.	11,955	919,818
Discover Financial Services	10,800	633,960

		1,553,778

Finance - Investment Banker/Broker — 1.1%
E*TRADE Financial Corp.†	18,500	640,285

Finance - Mortgage Loan/Banker — 1.2%
FNF Group	15,800	673,238

Home Decoration Products — 1.1%
Newell Brands, Inc.	12,100	640,695

Industrial Gases — 1.6%
Air Products & Chemicals, Inc.	6,200	893,172

Instruments - Controls — 1.0%
Honeywell International, Inc.	4,200	558,558

Insurance Brokers — 0.9%
Willis Towers Watson PLC	3,600	527,868

Insurance - Property/Casualty — 1.1%
XL Group, Ltd.	13,900	607,291

Insurance - Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	5,000	826,400

Medical Instruments — 1.7%
Medtronic PLC	11,130	938,036

Medical - Drugs — 6.1%
Bayer AG ADR	4,900	650,475
Johnson & Johnson	5,685	729,101
Merck & Co., Inc.	9,600	625,056
Pfizer, Inc.	21,941	716,374
Sanofi ADR	14,000	694,260

		3,415,266

Medical - Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	18,800	523,768

Medical - HMO — 5.1%
Anthem, Inc.	5,815	1,060,365
Cigna Corp.	5,000	806,150
UnitedHealth Group, Inc.	5,820	1,019,548

		2,886,063

Medical - Wholesale Drug Distribution — 1.5%
Cardinal Health, Inc.	11,100	824,619

Multimedia — 1.3%
Twenty-First Century Fox, Inc., Class A	26,000	705,120

Oil Companies - Exploration & Production — 4.8%
ConocoPhillips	18,065	807,325
Hess Corp.#	16,800	770,952
Kosmos Energy, Ltd.†#	71,297	427,782
Occidental Petroleum Corp.	11,765	693,311

		2,699,370

Oil Companies - Integrated — 3.1%
BP PLC ADR	24,135	872,480
Chevron Corp.	8,200	848,536

		1,721,016

28

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Refining & Marketing — 1.4%
Phillips 66	10,000	$761,100

Pharmacy Services — 1.2%
Express Scripts Holding Co.†	11,600	693,100

Retail - Building Products — 1.5%
Lowe’s Cos., Inc.	10,800	850,716

Retail - Discount — 1.1%
Dollar General Corp.	8,200	601,798

Retail - Drug Store — 1.4%
CVS Health Corp.	10,200	783,666

Savings & Loans/Thrifts — 1.1%
New York Community Bancorp, Inc.#	49,400	638,248

Semiconductor Components - Integrated Circuits — 1.7%
QUALCOMM, Inc.	16,600	950,682

Telephone - Integrated — 1.0%
Verizon Communications, Inc.	12,538	584,772

Tobacco — 3.2%
Altria Group, Inc.	13,070	986,001
Philip Morris International, Inc.	6,700	802,660

		1,788,661

Tools - Hand Held — 1.5%
Stanley Black & Decker, Inc.	6,160	847,862

Total Long-Term Investment Securities
(cost $42,273,796)		55,359,637

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017 (cost $961,000)	$961,000	$961,000

TOTAL INVESTMENTS
(cost $43,234,796)(1)	100.0%	56,320,637
Other assets less liabilities	0.0	18,703

NET ASSETS	100.0%	$56,339,340

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2017, the Fund had loaned securities with a total value of $4,059,401. This was secured by collateral of $4,163,235 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$177,320
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	181,420
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	427,464
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	333,906
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	3,043,125

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$55,359,637	$—	$—	$55,359,637
Short-Term Investment Securities:	—	961,000	—	961,000

Total Investments at Value	$55,359,637	$961,000	$—	$56,320,637

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

29

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	18.8%
United States Treasury Notes	15.0
Federal Home Loan Mtg. Corp.	14.6
Time Deposits	13.4
United States Treasury Bonds	5.4
Diversified Banking Institutions	4.6
Government National Mtg. Assoc.	3.6
Diversified Financial Services	3.2
Banks — Commercial	3.0
Registered Investment Companies	2.0
Electric — Integrated	1.6
Telephone — Integrated	1.4
Auto — Cars/Light Trucks	1.3
Pipelines	1.3
Oil Companies — Integrated	0.9
Brewery	0.8
Banks — Super Regional	0.7
Insurance — Multi-line	0.7
Computers	0.7
Savings & Loans/Thrifts	0.7
Paper & Related Products	0.6
Oil Companies — Exploration & Production	0.6
Medical Labs & Testing Services	0.5
Insurance — Life/Health	0.5
Diversified Manufacturing Operations	0.4
Networking Products	0.4
Finance — Other Services	0.4
Enterprise Software/Service	0.3
Machinery — Construction & Mining	0.3
Medical — Biomedical/Gene	0.3
Coatings/Paint	0.3
SupraNational Banks	0.3
Banks — Fiduciary	0.3
Multimedia	0.3
Electronic Components — Semiconductors	0.3
Insurance — Mutual	0.3
Sovereign	0.3
Electric — Generation	0.3
Aerospace/Defense — Equipment	0.3
Medical Products	0.2
Medical — HMO	0.2
Agricultural Chemicals	0.2
Cable/Satellite TV	0.2
Electric — Distribution	0.2
Retail — Drug Store	0.2
Finance — Credit Card	0.2
Applications Software	0.2
Real Estate Investment Trusts	0.2
Investment Management/Advisor Services	0.2
Tools — Hand Held	0.2
Beverages — Non-alcoholic	0.2
Metal — Diversified	0.2
Food — Meat Products	0.2
Gas — Distribution	0.2
Food — Misc./Diversified	0.2
Medical — Drugs	0.2
Transport — Rail	0.2
Chemicals — Specialty	0.1
Federal Home Loan Bank	0.1
Beverages — Wine/Spirits	0.1
Building Products — Cement	0.1
Semiconductor Components — Integrated Circuits	0.1
Finance — Investment Banker/Broker	0.1
Auto — Heavy Duty Trucks	0.1
Advertising Agencies	0.1
E-Commerce/Products	0.1
Retail — Discount	0.1
Transport — Services	0.1
Rental Auto/Equipment	0.1

Medical — Generic Drugs	0.1%
Pharmacy Services	0.1
Cosmetics & Toiletries	0.1
Metal — Iron	0.1
Transport — Equipment & Leasing	0.1
Airlines	0.1
Telecom Services	0.1
Data Processing/Management	0.1
Chemicals — Diversified	0.1
Insurance — Reinsurance	0.1
Power Converter/Supply Equipment	0.1
Finance — Leasing Companies	0.1
Retail — Building Products	0.1
Electronic Components — Misc.	0.1
Tennessee Valley Authority	0.1
Semiconductor Equipment	0.1
Appliances	0.1
Gold Mining	0.1
Building Products — Air & Heating	0.1
Commercial Services — Finance	0.1

107.5%

Credit Quality†#

Aaa	64.9%
Aa	2.9
A	11.8
Baa	16.8
Ba	2.2
Not Rated@	1.4

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

30

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.8%
Diversified Financial Services — 2.8%
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	$200,000	$201,446
BMW Vehicle Lease Trust Series 2017-1, Class A3 1.98% due 05/20/2020	200,000	200,987
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	110,000	109,223
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	230,000	227,807
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	191,695	193,178
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.70% due 12/25/2045*(2)	306,024	312,603
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	115,439
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	128,000	129,296
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	333,000	344,356
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	100,000	99,311
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	388,101	394,329
COMM Mtg. Trust*(1) Series 2016-787S, Class A 3.55% due 02/10/2036	313,000	325,423
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)	125,000	131,588
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(1)	500,000	514,916
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	467,000	498,037
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	287,000	288,017
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	253,822
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	245,100
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	112,000	111,855
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	520,000	511,064
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	399,184
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,789

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	$500,000	$496,834
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,546
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	100,500
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	125,000	124,548

Total Asset Backed Securities
(cost $6,464,635)		6,463,198

U.S. CORPORATE BONDS & NOTES — 23.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	116,000	123,254
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	174,000	177,154

		300,408

Aerospace/Defense - Equipment — 0.2%
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	213,000	213,533
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	155,000	158,237

		371,770

Agricultural Chemicals — 0.2%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	212,000	218,980
Mosaic Co. Senior Notes 4.88% due 11/15/2041	336,000	316,612

		535,592

Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	206,000	208,915

Appliances — 0.1%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	123,000	126,054

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	196,000	192,049
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	221,000	235,343

		427,392

Auto - Cars/Light Trucks — 1.3%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	260,000	257,271
American Honda Finance Corp. Senior Notes 2.00% due 02/14/2020	198,000	198,808

31

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks (continued)
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	$188,000	$187,478
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	192,000	189,129
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	253,000	254,310
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	415,328
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	274,000	272,864
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	273,000	267,673
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	446,000	447,526
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	407,000	407,755
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	154,000	155,031

		3,053,173

Auto - Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	308,000	310,938

Banks - Commercial — 1.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	435,000	455,263
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	207,000	205,189
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	541,000	556,122
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	261,286
PNC Bank NA Senior Notes 2.00% due 05/19/2020	288,000	288,246
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	869,000	1,134,207
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	287,000	289,795

		3,190,108

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp. FRS Senior Notes 2.66% due 05/16/2023	135,000	136,096
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	564,140

		700,236

Security Description	Principal Amount	Value (Note 2)

Banks - Super Regional — 0.5%
Huntington National Bank Senior Notes 2.38% due 03/10/2020	$254,000	$255,992
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	591,000	600,574
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	190,000	201,431
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	33,000	32,956
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	145,000	153,090
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	41,000	44,113

		1,288,156

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	140,000	140,384
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	263,000	267,066
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	123,000	126,598
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	277,000	301,867
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	140,000	154,393
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	579,000	579,018

		1,569,326

Building Products - Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	116,000	116,170

Building Products - Cement — 0.1%
Vulcan Materials Co. Senior Notes 3.90% due 04/01/2027	317,000	324,196

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	135,000	141,479
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	244,000	286,133
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	81,000	96,947

		524,559

32

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Specialty — 0.1%
International Flavors & Fragrances, Inc. Senior Notes 4.38% due 06/01/2047	$101,000	$103,315
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	235,631

		338,946

Coatings/Paint — 0.3%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	89,000	91,034
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	292,000	293,179
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	232,000	233,545
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	150,000	153,643

		771,401

Commercial Services - Finance — 0.1%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	113,000	114,562

Computers — 0.7%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	245,519
Apple, Inc. Senior Notes 2.85% due 02/23/2023	211,000	215,384
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	510,000	642,118
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	161,000	206,779
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	382,000	412,551

		1,722,351

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021	242,000	240,562

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	96,000	97,082
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	92,000	102,620

		199,702

Diversified Banking Institutions — 3.3%
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	132,000	134,237
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,041,000	1,062,790

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	$97,000	$100,348
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	401,677
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	844,000	877,670
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	392,000	408,636
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	131,000	152,667
Goldman Sachs Group, Inc. FRS Senior Notes 2.91% due 06/05/2023	295,000	295,000
Goldman Sachs Group, Inc. FRS Senior Notes 2.92% due 10/28/2027#	166,000	171,801
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	103,000	102,618
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	51,000	52,822
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	308,000	383,338
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	26,000	32,370
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	459,000	586,990
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	367,000	368,855
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	673,000	684,807
JPMorgan Chase & Co. FRS Senior Notes 2.78% due 04/25/2023	403,000	404,780
JPMorgan Chase & Co. FRS Senior Notes 4.26% due 02/22/2048	67,000	68,903
Morgan Stanley Senior Notes 2.75% due 05/19/2022	390,000	390,678
Morgan Stanley Senior Notes 2.80% due 06/16/2020	140,000	142,405
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	528,000	553,341
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	422,000	461,633

		7,838,366

33

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.2%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	$359,000	$361,642

Diversified Manufacturing Operations — 0.3%
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	184,000	180,583
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	154,000	191,473
Textron, Inc. Senior Notes 3.65% due 03/15/2027	157,000	158,838
Textron, Inc. Senior Notes 4.00% due 03/15/2026	186,000	192,526

		723,420

E-Commerce/Products — 0.1%
eBay, Inc. Senior Notes 3.60% due 06/05/2027	289,000	288,785

Electric - Generation — 0.2%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	451,000	463,931

Electric - Integrated — 1.3%
Dominion Energy, Inc. Jr. Sub. Notes 2.58% due 07/01/2020	136,000	137,058
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019	87,000	88,324
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	336,666
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	195,130
Exelon Corp. Jr. Sub. Notes 3.50% due 06/01/2022	267,000	273,264
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	168,081
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	376,000	501,951
Great Plains Energy, Inc. Senior Notes 4.85% due 04/01/2047	214,000	220,388
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	324,000	323,105
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	197,000	201,871
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	134,000	146,663
Southern Co. Senior Notes 1.30% due 08/15/2017	238,000	237,976
Southern Co. Senior Notes 2.95% due 07/01/2023	189,000	188,337

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Southern Power Co. Senior Notes 4.95% due 12/15/2046	$82,000	$84,408

		3,103,222

Electric - Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046	60,000	61,684

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	147,000	146,944

Electronic Components - Semiconductors — 0.3%
Intel Corp. Senior Notes 1.35% due 12/15/2017	107,000	107,024
Intel Corp. Senior Notes 2.35% due 05/11/2022	580,000	583,777

		690,801

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	262,000	260,231
Oracle Corp. Senior Notes 2.80% due 07/08/2021	373,000	384,087
Oracle Corp. Senior Notes 3.85% due 07/15/2036	94,000	95,199
Oracle Corp. Senior Notes 3.90% due 05/15/2035	75,000	76,601

		816,118

Finance - Credit Card — 0.2%
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019	163,000	162,145
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021#	267,000	267,243

		429,388

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	5,829
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(3)(4)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(3)(4)†	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	162,000	166,036
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	141,000	141,835

		313,720

34

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Leasing Companies — 0.1%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	$143,000	$162,289

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	247,000	246,739
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	105,000	105,567
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	338,000	340,780

		693,086

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	74,000	76,583
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	191,000	192,637
Tyson Foods, Inc. Senior Notes 4.55% due 06/02/2047	129,000	132,190

		401,410

Food - Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 3.20% due 01/25/2023	109,000	110,531
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	271,999

		382,530

Gas - Distribution — 0.2%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	100,000	105,070
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	196,000	198,851
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	94,000	96,343

		400,264

Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	77,000	79,209

Insurance - Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	121,000	118,739
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	170,000	185,155
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	320,000	319,992

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health (continued)
Unum Group Senior Notes 5.75% due 08/15/2042	$82,000	$96,259

		720,145

Insurance - Multi-line — 0.5%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	201,781
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	121,000	132,391
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	717,000	723,969

		1,058,141

Insurance - Mutual — 0.3%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	169,000	171,901
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*	46,000	48,786
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	161,680
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	264,000	265,705

		648,072

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	171,000	170,503

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 3.30% due 06/09/2024	770,000	797,755

Machinery - General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	65,000	67,130

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	65,000	66,275
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	441,000	441,200
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*#	204,000	199,463
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	552,935

		1,259,873

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	319,000	319,608
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	243,000	244,859

		564,467

35

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	$247,000	$248,501
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	87,000	87,988
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	198,000	205,460
Celgene Corp. Senior Notes 3.63% due 05/15/2024	175,000	181,319
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036#	65,000	64,223

		787,491

Medical - Drugs — 0.1%
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	167,000	172,246

Medical - HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017#	211,000	210,951
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	180,000	180,653
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	140,000	147,178

		538,782

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	205,000	202,463

Multimedia — 0.3%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	193,000	192,993
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	316,000	315,933
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	90,000	96,543
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	89,000	89,157

		694,626

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	235,000	235,148
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	486,000	490,728
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	200,000	201,512

		927,388

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	$377,000	$448,798
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	106,000	107,750
Hess Corp. Senior Notes 4.30% due 04/01/2027	118,000	118,487
Hess Corp. Senior Notes 5.60% due 02/15/2041	234,000	242,337
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	267,000	306,624
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	92,000	95,347

		1,319,343

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	266,000	266,059
Chevron Corp. Senior Notes 1.96% due 03/03/2020	146,000	146,566
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	161,000	161,729
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	152,000	151,995

		726,349

Oil - Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	73,000	78,190

Paper & Related Products — 0.6%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	260,000	280,385
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	487,000	504,527
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	388,692
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	257,964
International Paper Co. Senior Notes 4.40% due 08/15/2047	92,000	92,403

		1,523,971

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	97,000	96,367
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046#	147,000	146,303

		242,670

36

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 1.0%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	$59,000	$59,272
Enable Midstream Partners LP Senior Notes 5.00% due 05/15/2044	102,000	97,214
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	151,000	197,952
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	98,000	97,445
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	29,000	31,780
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	341,000	396,297
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	170,000	179,032
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045#	179,000	173,666
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	120,000	115,471
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	81,000	84,431
MPLX LP Senior Notes 4.13% due 03/01/2027	133,000	135,159
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	78,000	76,899
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	183,000	192,913
Williams Partners LP Senior Notes 3.75% due 06/15/2027	160,000	159,918
Williams Partners LP Senior Notes 5.10% due 09/15/2045	354,000	365,756

		2,363,205

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	161,000	162,447

Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	193,000	185,230
Select Income REIT Senior Notes 4.25% due 05/15/2024	117,000	116,921
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	123,000	122,016

		424,167

Security Description	Principal Amount	Value (Note 2)

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	$276,000	$252,904

Retail - Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	159,000	160,680

Retail - Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	281,000	283,192

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	124,171	131,534
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	131,354	149,363
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	129,168	149,251

		430,148

Retail - Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	29,000	31,556

Savings & Loans/Thrifts — 0.7%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,037,000	1,157,582
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	474,111

		1,631,693

Semiconductor Components - Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	218,000	218,834
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	101,000	100,778

		319,612

Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	129,000	135,575

Telephone - Integrated — 1.1%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	481,000	483,872
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	254,000	229,626
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	333,000	322,715
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	147,000	154,108
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	119,000	126,514

37

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	$288,000	$293,789
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	93,723
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	394,000	368,209
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	370,000	394,622

		2,467,178

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026#	82,000	79,771
GATX Corp. Senior Notes 3.85% due 03/30/2027	137,000	139,024

		218,795

Transport - Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	92,000	92,992
CSX Corp. Senior Notes 4.25% due 11/01/2066	99,000	95,638

		188,630

Transport - Services — 0.1%
United Parcel Service, Inc. Senior Notes 2.35% due 05/16/2022	256,000	258,037

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	87,000	89,586

Total U.S. Corporate Bonds & Notes
(cost $54,446,200)		55,708,336

FOREIGN CORPORATE BONDS & NOTES — 6.1%
Aerospace/Defense - Equipment — 0.1%
Airbus SE Senior Notes 3.95% due 04/10/2047*	210,000	214,574

Banks - Commercial — 1.6%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	253,000	251,114
Bank of Montreal Senior Notes 2.10% due 12/12/2019	104,000	104,404
BPCE SA Senior Notes 3.00% due 05/22/2022*#	263,000	264,291
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	705,000	719,530
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	337,254
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*	324,000	324,872

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	$215,000	$215,440
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	733,000	736,957
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	253,846
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021#	261,000	256,871
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	149,000	146,265
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	125,000	128,690

		3,739,534

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	412,450

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	325,000	330,474

Brewery — 0.1%
Heineken NV Senior Notes 4.35% due 03/29/2047*	125,000	129,245

Chemicals - Diversified — 0.1%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	198,000	196,619

Diversified Banking Institutions — 1.0%
Barclays PLC Senior Notes 4.95% due 01/10/2047	208,000	222,831
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	276,000	285,544
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	262,000	270,727
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	410,000	423,190
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	224,000	227,686
HSBC Holdings PLC FRS Senior Notes 4.04% due 03/13/2028	201,000	207,936
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	262,000	274,856
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	208,000	205,077
Royal Bank of Scotland Group PLC FRS Senior Notes 3.50% due 05/15/2023	200,000	200,445

38

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	$201,000	$203,795

		2,522,087

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	449,000	483,670

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*#	398,000	401,326

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	127,272

Electric - Integrated — 0.2%
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	216,000	213,679
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*#	200,000	201,397

		415,076

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	111,000	121,959

Insurance - Life/Health — 0.1%
Manulife Financial Corp. FRS Sub. Notes 4.06% due 02/24/2032	144,000	146,410

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	124,000	128,584
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045#	228,000	239,294

		367,878

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	97,000	99,678

Investment Management/Advisor Services — 0.2%
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	200,000	204,243
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	208,000	217,340

		421,583

Medical - Drugs — 0.1%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026#	206,000	193,467

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	247,000	252,415

Security Description	Principal Amount	Value (Note 2)

Metal - Diversified — 0.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025#	$196,000	$206,322

Metal - Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	207,000	224,595

Oil Companies - Exploration & Production — 0.0%
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	103,000	104,646

Oil Companies - Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	151,000	150,813
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	185,000	191,737
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*#	148,000	147,435
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047*	150,000	146,050
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	19,710
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	318,000	326,411
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	180,000	179,928
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	199,000	200,660
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	209,000	210,838

		1,573,582

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	119,000	133,219

SupraNational Banks — 0.3%
European Investment Bank Senior Notes 1.63% due 08/14/2020	498,000	496,898
North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	259,323

		756,221

Telephone - Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	252,000	302,400
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	151,000	156,215
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	204,000	216,556

		675,171

39

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	$140,000	$173,538

Total Foreign Corporate Bonds & Notes
(cost $14,178,465)		14,423,011

U.S. GOVERNMENT AGENCIES — 37.2%
Federal Home Loan Bank — 0.1%
5.50% due 07/15/2036	250,000	337,814

Federal Home Loan Mtg. Corp. — 14.6%
2.50% due 01/01/2028	270,526	275,560
2.50% due 04/01/2028	674,595	687,158
2.50% due 03/01/2031	833,295	843,102
2.50% due June 30 TBA	750,000	758,247
2.78% due 02/01/2037 FRS	72,224	75,151
3.00% due 08/01/2027	433,511	447,912
3.00% due 10/01/2042	567,505	574,885
3.00% due 11/01/2042	694,311	701,769
3.00% due 04/01/2043	752,437	760,188
3.00% due 05/01/2043	1,002,800	1,015,978
3.00% due 08/01/2043	733,475	740,425
3.00% due 07/01/2045	980,921	986,364
3.00% due 10/01/2045	482,753	485,432
3.00% due 05/01/2046	328,702	330,527
3.00% due 08/01/2046	2,856,603	2,872,463
3.00% due June 30 TBA	2,963,000	2,977,757
3.46% due 11/01/2037 FRS	593,796	630,678
3.50% due 11/01/2041	685,544	711,274
3.50% due 03/01/2042	218,967	227,193
3.50% due 04/01/2042	1,204,290	1,249,525
3.50% due 06/01/2042	1,566,070	1,624,907
3.50% due 08/01/2042	303,338	315,106
3.50% due 03/01/2045	1,122,576	1,160,561
3.50% due 07/01/2045	1,355,647	1,403,120
3.50% due 08/01/2045	813,362	844,017
3.50% due 11/01/2045	530,234	548,177
3.50% due 12/01/2046	977,712	1,010,796
4.00% due 09/01/2040	356,197	377,654
4.00% due 10/01/2045	1,045,731	1,104,965
4.00% due 11/01/2045	1,214,003	1,282,768
4.50% due 04/01/2044	212,605	229,343
4.50% due 09/01/2044	1,688,881	1,821,848
4.50% due 03/01/2046	340,136	366,915
5.00% due 10/01/2033	799	883
5.00% due 06/01/2039	457,086	505,327
5.00% due 11/01/2043	592,635	652,653
5.50% due 11/01/2018	11,564	11,712
5.50% due 02/01/2035	101,177	112,230
6.00% due 10/01/2033	100,979	114,320
6.00% due 03/01/2040	765	867
6.50% due 02/01/2035	3,463	3,845
6.50% due 01/01/2036	17,071	18,958
6.75% due 09/15/2029	500,000	710,703
6.75% due 03/15/2031	250,000	363,860
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.81% due 09/15/2039(2)(5)(6)	315,237	44,975
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN1, Class M2 3.22% due 02/25/2024(2)	496,000	509,395
Series 2014-HQ2, Class M2 3.22% due 09/25/2024(2)	600,000	617,095
Series 2014-HQ3, Class M2 3.67% due 10/25/2024(2)	123,590	124,709

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 2016-HQA1, Class M2 3.77% due 09/25/2028(2)	$409,000	$425,152
Series 2017-HQA1, Class M1 2.22% due 08/25/2029(2)	784,845	789,844

		34,448,293

Federal National Mtg. Assoc. — 18.8%
2.50% due 09/01/2027	72,054	73,347
2.50% due 04/01/2028	387,123	394,065
2.50% due 02/01/2031	634,704	641,675
2.50% due 05/01/2031	776,064	784,587
2.50% due June 15 TBA	845,000	853,681
2.79% due 10/01/2035 FRS	542,641	571,283
2.88% due 11/01/2036 FRS	219,078	231,715
2.89% due 09/01/2035 FRS	446,890	468,698
3.00% due 10/01/2027	112,756	116,513
3.00% due 12/01/2027	814,300	840,757
3.00% due 01/01/2028	786,705	814,409
3.00% due 10/01/2030	634,137	654,721
3.00% due 03/01/2042	775,033	783,578
3.00% due 12/01/2042	808,847	817,765
3.00% due 02/01/2045	676,125	681,099
3.00% due 06/01/2045	853,537	863,605
3.00% due 09/01/2046	108,866	109,527
3.00% due June 15 TBA	400,000	412,672
3.00% due June 30 TBA	1,200,000	1,206,609
3.01% due 05/01/2037 FRS	112,994	118,791
3.08% due 10/01/2040 FRS	123,818	130,977
3.26% due 07/01/2039 FRS	403,784	425,641
3.26% due 10/01/2040 FRS	292,171	308,203
3.31% due 08/01/2035 FRS	278,595	297,222
3.33% due 05/01/2040 FRS	542,670	572,528
3.50% due 08/01/2026	184,650	193,456
3.50% due 09/01/2026	52,709	55,298
3.50% due 08/01/2027	80,668	84,516
3.50% due 10/01/2028	562,965	591,453
3.50% due 12/01/2041	485,786	504,493
3.50% due 07/01/2042	118,850	121,706
3.50% due 08/01/2042	1,411,957	1,461,737
3.50% due 07/01/2045	565,860	584,816
3.50% due 08/01/2045	621,799	643,449
3.50% due 09/01/2045	552,255	570,755
3.50% due 10/01/2045	772,481	800,436
3.50% due 11/01/2045	407,638	421,293
3.50% due 12/01/2045	2,070,378	2,139,734
3.50% due 02/01/2046	883,818	913,425
3.50% due 03/01/2046	472,759	488,596
3.50% due 07/01/2046	1,321,348	1,370,862
3.50% due June 15 TBA	1,047,000	1,096,078
3.50% due June 30 TBA	1,485,000	1,533,885
4.00% due 07/01/2040	212,532	227,262
4.00% due 10/01/2040	96,758	102,574
4.00% due 12/01/2040	1,251,473	1,327,767
4.00% due 10/01/2041	563,332	597,413
4.00% due 11/01/2041	598,579	633,773
4.00% due 01/01/2043	696,987	743,032
4.00% due 10/01/2043	876,757	933,192
4.00% due 10/01/2044	1,268,485	1,340,816
4.00% due 02/01/2045	1,463,797	1,556,884
4.00% due 06/01/2046	439,309	464,359
4.00% due 01/01/2047	838,675	886,498
4.00% due June 30 TBA	1,435,000	1,516,172
4.50% due 11/01/2022	102,934	106,346
4.50% due 10/01/2024	259,492	273,718
4.50% due 11/01/2040	206,474	223,508
4.50% due 12/01/2040	380,192	411,051
4.50% due 05/01/2041	266,504	288,195

40

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 08/01/2045	$2,809,550	$3,089,171
4.50% due June 30 TBA	207,000	223,200
5.00% due 10/01/2033	2,977	3,275
5.00% due 03/01/2034	51,159	56,493
5.00% due 05/01/2040	123,008	135,487
5.00% due 06/01/2040	74,624	82,113
5.00% due 02/01/2045	402,811	447,381
5.50% due 12/01/2029	85,047	94,643
5.50% due 04/01/2033	70,445	79,145
5.50% due 12/01/2033	56,699	63,513
5.50% due 07/01/2037	338,431	377,923
5.50% due 08/01/2037	236,931	265,239
5.50% due 06/01/2038	31,863	35,678
6.00% due 11/01/2017	153	153
6.00% due 12/01/2020	5,221	5,411
6.00% due 12/01/2036	450,477	510,071
6.00% due 11/01/2038	127,437	144,218
6.00% due 06/01/2040	95,910	108,585
6.50% due 10/01/2037	35,934	40,085

		44,144,000

Government National Mtg. Assoc. — 3.6%
3.00% due 02/20/2045	694,601	708,778
3.00% due 05/20/2045	536,352	547,264
3.00% due 07/20/2045	86,543	88,304
3.00% due 11/20/2045	1,739,752	1,775,149
3.00% due 12/20/2045	816,324	832,933
3.00% due June 30 TBA	2,227,000	2,270,061
3.50% due 03/20/2045	497,441	519,510
3.50% due 04/20/2045	955,840	998,245
3.50% due 07/20/2045	201,947	210,906
4.00% due 07/20/2045	297,312	315,000
4.00% due 10/20/2045	129,917	137,646

		8,403,796

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	143,000	143,936

Total U.S. Government Agencies
(cost $87,451,525)		87,477,839

U.S. GOVERNMENT TREASURIES — 20.4%
United States Treasury Bonds — 5.4%
2.25% due 08/15/2046	450,000	394,313
2.75% due 11/15/2042	423,000	416,242
2.88% due 08/15/2045	57,000	57,125
2.88% due 11/15/2046	1,148,000	1,150,197
3.00% due 05/15/2045	1,500,000	1,541,016
3.00% due 11/15/2045	2,800,000	2,875,141
3.00% due 02/15/2047	62,000	63,729
3.13% due 11/15/2041	1,278,000	1,350,337
3.13% due 02/15/2042	408,000	430,839
3.63% due 02/15/2044	700,000	804,453
3.88% due 08/15/2040	174,000	207,087
4.25% due 05/15/2039	267,000	335,179
4.38% due 11/15/2039	934,000	1,191,945
4.50% due 02/15/2036#	200,000	259,258
4.75% due 02/15/2037	587,000	785,044
5.00% due 05/15/2037	159,000	219,190
5.25% due 11/15/2028	404,000	524,190
8.13% due 08/15/2019	92,000	105,566

		12,710,851

United States Treasury Notes — 15.0%
0.75% due 02/28/2018	1,545,000	1,539,991
0.88% due 01/15/2018	600,000	598,945
1.13% due 02/28/2021	160,000	157,231

Security Description	Principal Amount/ Shares	Value (Note 2)

United States Treasury Notes (continued)
1.13% due 07/31/2021	$908,000	$888,315
1.25% due 11/30/2018	7,911,000	7,912,234
1.38% due 07/31/2018	809,000	810,517
1.38% due 02/28/2019	510,000	510,976
1.38% due 01/31/2020	996,000	995,845
1.50% due 02/28/2023	5,410,000	5,298,630
1.63% due 08/15/2022	2,390,000	2,369,647
1.63% due 05/15/2026	427,000	407,852
2.00% due 12/31/2021	1,500,000	1,518,222
2.00% due 02/15/2025	1,800,000	1,788,539
2.00% due 11/15/2026	4,690,000	4,611,222
2.25% due 11/15/2024	620,000	627,919
2.25% due 02/15/2027	675,000	677,505
2.50% due 05/15/2024	3,000,000	3,095,976
3.13% due 05/15/2019	11,000	11,392
3.63% due 08/15/2019	27,000	28,356
4.00% due 08/15/2018	1,403,000	1,449,693

		35,299,007

Total U.S. Government Treasuries
(cost $47,128,929)		48,009,858

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	274,000	274,017

Sovereign — 0.3%
United Mexican States Senior Notes 3.50% due 01/21/2021#	159,000	165,440
United Mexican States Senior Notes 4.15% due 03/28/2027	205,000	211,652
United Mexican States Senior Notes 4.35% due 01/15/2047#	215,000	200,487
United Mexican States Senior Bonds 4.75% due 03/08/2044	26,000	25,779

		603,358

Total Foreign Government Obligations
(cost $877,046)		877,375

PREFERRED SECURITIES — 0.2%
Electric - Distribution — 0.1%
Entergy Louisiana LLC 4.70%	7,100	172,246

Telecom Services — 0.1%
Qwest Corp. 6.13%#	8,425	206,075

Total Preferred Securities
(cost $388,087)		378,321

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Banks - Super Regional — 0.2%
SunTrust Banks, Inc. FRS 5.05% due 06/15/2022(7)	$376,000	377,128
Wells Fargo Capital X 5.95% due 12/01/2086	89,000	98,683

		475,811

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC VRS 6.00% due 05/22/2027(7)	351,000	358,239

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024#(7)	$271,000	$292,003

		650,242

Electric - Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	142,000	148,745
Southern Co. FRS Series B 5.50% due 03/15/2057#	155,000	162,718

		311,463

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)(4)	78,000	8

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	199,000	203,438

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045#	86,000	92,261
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	260,000	282,750

		375,011

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2036	261,000	297,770

Pipelines — 0.2%
TransCanada Trust FRS 5.30% due 03/15/2077#	268,000	274,700
TransCanada Trust FRS 5.63% due 05/20/2075	108,000	113,130

		387,830

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	396,000	416,790

Total Preferred Securities/Capital Securities
(cost $2,969,684)		3,118,363

Total Long-Term Investment Securities
(cost $213,904,571)		216,456,301

SHORT-TERM INVESTMENT SECURITIES — 15.4%
Registered Investment Companies — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(8)(9)	4,702,551	4,702,551

Time Deposits — 13.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	31,530,000	31,530,000

Total Short-Term Investment Securities
(cost $36,232,551)		36,232,551

TOTAL INVESTMENTS
(cost $250,137,122)(10)	107.5%	252,688,852
Liabilities in excess of other assets	(7.5)	(17,625,615)

NET ASSETS	100.0%	$235,063,237

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $17,595,591 representing 7.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $28 representing 0.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2017.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	At May 31, 2017, the Fund had loaned securities with a total value of $5,579,311. This was secured by collateral of $4,702,551, which was received in cash and subsequently invested in short-term investments currently valued at $4,702,551 as reported in the Portfolio of Investments. Additional collateral of $998,987 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	1.34% to 6.5%	05/15/2018 to 09/15/2046	$95,540
Federal National Mtg. Assoc.	1.57% to 5.5%	11/25/2031 to 05/25/2046	3,591
Government National Mtg. Assoc.	1.21% to 5.5%	12/16/2024 to 05/16/2059	175,307
United States Treasury Notes/Bonds	0.13% to 3.38%	04/15/2018 to 05/15/2046	724,549

(9)	The rate shown is the 7-day yield as of May 31, 2017.
(10)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2017, and unless noted otherwise, the dates shown are the original maturity dates.

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$6,463,198	$—	$6,463,198
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	313,700	20	313,720
Other Industries	—	55,394,616	—	55,394,616
Foreign Corporate Bonds & Notes	—	14,423,011	—	14,423,011
U.S. Government Agencies	—	87,477,839	—	87,477,839
U.S. Government Treasuries	—	48,009,858	—	48,009,858
Foreign Government Obligations	—	877,375	—	877,375
Preferred Securities	378,321	—	—	378,321
Preferred Securities/Capital Securities
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	3,118,355	—	3,118,355
Short-Term Investment Securities:
Registered Investment Companies	4,702,551	—	—	4,702,551
Time Deposits	—	31,530,000	—	31,530,000

Total Investments at Value	$5,080,872	$247,607,952	$28	$252,688,852

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

43

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.0%
Computers	4.5
Medical-Drugs	4.4
Medical-HMO	4.1
Oil Companies-Integrated	4.0
Banks-Super Regional	3.6
Web Portals/ISP	3.3
Medical-Biomedical/Gene	3.3
Retail-Drug Store	3.2
Retail-Building Products	3.1
Cable/Satellite TV	2.9
Networking Products	2.8
Applications Software	2.8
Oil Companies-Exploration & Production	2.7
Medical Products	2.6
Electric-Integrated	2.6
Repurchase Agreements	2.1
Computer Services	2.0
Chemicals-Diversified	1.9
Cruise Lines	1.8
Semiconductor Equipment	1.7
Building-Residential/Commercial	1.7
Transport-Rail	1.5
Tobacco	1.4
Electronic Components-Semiconductors	1.3
Semiconductor Components-Integrated Circuits	1.3
Airlines	1.3
Auto/Truck Parts & Equipment-Original	1.3
Entertainment Software	1.2
Tools-Hand Held	1.1
Telephone-Integrated	1.0
Enterprise Software/Service	1.0
Containers-Paper/Plastic	1.0
Rubber-Tires	0.9
Retail-Discount	0.9
Finance-Credit Card	0.8
Finance-Consumer Loans	0.8
Electronic Components-Misc.	0.8
Banks-Commercial	0.7
Oil Refining & Marketing	0.7
Insurance-Life/Health	0.7
E-Services/Consulting	0.7
Metal-Diversified	0.6
Commercial Services	0.6
Food-Retail	0.6
Medical Labs & Testing Services	0.5
Human Resources	0.5
Office Supplies & Forms	0.5
Retail-Apparel/Shoe	0.4
Advertising Agencies	0.4
Finance-Other Services	0.4
Insurance-Multi-line	0.3
Medical-Wholesale Drug Distribution	0.3
Home Decoration Products	0.3
Broadcast Services/Program	0.3
Medical Instruments	0.3
Engineering/R&D Services	0.2
Insurance-Property/Casualty	0.2
E-Commerce/Products	0.2
Containers-Metal/Glass	0.2
Real Estate Investment Trusts	0.2
Food-Meat Products	0.1
Steel-Producers	0.1
X-Ray Equipment	0.1
Food-Misc./Diversified	0.1
Oil-Field Services	0.1
Independent Power Producers	0.1
Data Processing/Management	0.1
Beverages-Non-alcoholic	0.1

Instruments-Controls	0.1
Commercial Services-Finance	0.1
Cosmetics & Toiletries	0.1
Savings & Loans/Thrifts	0.1

99.7%

*	Calculated as a percentage of net assets

44

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	31,471	$784,572
Omnicom Group, Inc.#	3,064	256,518

		1,041,090

Aerospace/Defense — 0.0%
Northrop Grumman Corp.	210	54,436
Raytheon Co.	230	37,723

		92,159

Airlines — 1.3%
Delta Air Lines, Inc.	58,963	2,896,852
Southwest Airlines Co.	3,377	202,924

		3,099,776

Applications Software — 2.8%
Microsoft Corp.	98,368	6,870,021

Auto/Truck Parts & Equipment-Original — 1.3%
Lear Corp.	16,204	2,415,044
WABCO Holdings, Inc.†	5,423	660,630

		3,075,674

Banks-Commercial — 0.7%
Regions Financial Corp.	122,447	1,694,666

Banks-Super Regional — 3.6%
Capital One Financial Corp.	22,900	1,761,468
KeyCorp	27,330	477,455
SunTrust Banks, Inc.	53,924	2,877,924
US Bancorp	71,090	3,617,770

		8,734,617

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc.	1,741	203,471

Broadcast Services/Program — 0.3%
Scripps Networks Interactive, Inc., Class A	9,706	642,731

Building-Residential/Commercial — 1.7%
D.R. Horton, Inc.	76,851	2,512,259
Lennar Corp., Class A	14,813	760,055
NVR, Inc.†	346	789,704

		4,062,018

Cable/Satellite TV — 2.9%
Comcast Corp., Class A	170,132	7,092,803

Cellular Telecom — 0.0%
United States Cellular Corp.†	2,797	111,768

Chemicals-Diversified — 1.9%
Akzo Nobel NV ADR	14,473	403,652
Dow Chemical Co.	66,006	4,089,732

		4,493,384

Commercial Services — 0.6%
Nielsen Holdings PLC	40,280	1,549,974

Commercial Services-Finance — 0.1%
Total System Services, Inc.	3,124	186,034

Computer Services — 2.0%
Amdocs, Ltd.	24,712	1,600,843
Cognizant Technology Solutions Corp., Class A	39,390	2,635,585
Dell Technologies, Inc., Class V†	8,946	620,763

		4,857,191

Computers — 4.5%
Apple, Inc.	70,661	10,794,174

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	4,148	239,506
Owens-Illinois, Inc.†	9,550	215,543

		455,049

Security Description	Shares	Value (Note 2)

Containers-Paper/Plastic — 1.0%
Bemis Co., Inc.	4,435	$197,978
Graphic Packaging Holding Co.	11,450	154,690
Packaging Corp. of America	19,444	1,986,399

		2,339,067

Cosmetics & Toiletries — 0.1%
Unilever NV	2,756	156,486

Cruise Lines — 1.8%
Carnival Corp.	67,342	4,314,602

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	892	76,596
First Data Corp., Class A†#	7,792	133,477

		210,073

Diversified Banking Institutions — 10.0%
Bank of America Corp.	315,450	7,069,234
Citigroup, Inc.	74,853	4,531,601
Goldman Sachs Group, Inc.	14,900	3,147,774
JPMorgan Chase & Co.	107,462	8,828,003
Morgan Stanley	12,440	519,246

		24,095,858

E-Commerce/Products — 0.2%
eBay, Inc.†	16,800	576,240

E-Services/Consulting — 0.7%
CDW Corp.	26,184	1,575,753

Electric-Integrated — 2.6%
AES Corp.	154,920	1,809,466
American Electric Power Co., Inc.	3,090	221,800
Duke Energy Corp.	1,980	169,646
Exelon Corp.	57,280	2,079,837
FirstEnergy Corp.	30,064	879,071
Public Service Enterprise Group, Inc.	23,449	1,053,095

		6,212,915

Electronic Components-Misc. — 0.8%
Flex, Ltd.†	111,575	1,925,785

Electronic Components-Semiconductors — 1.3%
Intel Corp.	66,380	2,396,982
Qorvo, Inc.†	10,096	786,983

		3,183,965

Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	9,479	597,367

Enterprise Software/Service — 1.0%
Oracle Corp.	53,913	2,447,111

Entertainment Software — 1.2%
Activision Blizzard, Inc.	47,730	2,796,023

Finance-Consumer Loans — 0.8%
SLM Corp.†	190,144	1,975,596

Finance-Credit Card — 0.8%
Discover Financial Services	33,910	1,990,517

Finance-Other Services — 0.4%
Nasdaq, Inc.	14,117	955,015

Food-Confectionery — 0.0%
J.M. Smucker Co.	270	34,520

Food-Meat Products — 0.0%
Hormel Foods Corp.	3,510	118,041

Food-Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	5,557	258,901

Food-Retail — 0.6%
Kroger Co.	51,216	1,525,212

45

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Home Decoration Products — 0.3%
Newell Brands, Inc.	12,660	$670,347

Human Resources — 0.5%
Robert Half International, Inc.	26,484	1,231,241

Independent Power Producers — 0.1%
Dynegy, Inc.†	27,880	230,568

Instruments-Controls — 0.1%
Honeywell International, Inc.	1,473	195,894

Insurance-Life/Health — 0.7%
Athene Holding, Ltd., Class A†	2,123	104,621
Lincoln National Corp.	9,447	613,866
Prudential Financial, Inc.	9,062	950,151

		1,668,638

Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	16,379	808,959

Insurance-Property/Casualty — 0.2%
XL Group, Ltd.	13,610	594,621

Medical Instruments — 0.3%
Medtronic PLC	7,342	618,784

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	9,275	1,289,225

Medical Products — 2.6%
Baxter International, Inc.	72,951	4,326,724
Zimmer Biomet Holdings, Inc.	16,271	1,939,666

		6,266,390

Medical-Biomedical/Gene — 3.3%
Biogen, Inc.†	13,100	3,245,787
Gilead Sciences, Inc.	71,124	4,615,236

		7,861,023

Medical-Drugs — 4.4%
Allergan PLC	4,174	933,932
Merck & Co., Inc.	24,351	1,585,494
Novartis AG ADR	16,530	1,351,658
Pfizer, Inc.	204,725	6,684,271

		10,555,355

Medical-HMO — 4.1%
Aetna, Inc.	2,057	297,977
Anthem, Inc.	4,282	780,823
Centene Corp.†	22,964	1,667,875
Humana, Inc.	15,815	3,673,192
UnitedHealth Group, Inc.	20,582	3,605,555

		10,025,422

Medical-Wholesale Drug Distribution — 0.3%
McKesson Corp.	4,426	721,836

Metal-Diversified — 0.6%
Rio Tinto PLC ADR	38,655	1,558,183

Networking Products — 2.8%
Cisco Systems, Inc.	217,903	6,870,482

Office Supplies & Forms — 0.5%
Avery Dennison Corp.	13,746	1,158,238

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	8,438	426,372
Apache Corp.#	29,946	1,400,275
Devon Energy Corp.	57,717	1,961,224
Gulfport Energy Corp.†	56,450	810,057
Marathon Oil Corp.	138,841	1,807,710
Occidental Petroleum Corp.	2,250	132,593

		6,538,231

Security Description	Shares	Value (Note 2)

Oil Companies-Integrated — 4.0%
BP PLC ADR#	51,043	$1,845,204
Chevron Corp.	32,642	3,377,794
Statoil ASA ADR#	34,921	607,975
Suncor Energy, Inc.	85,291	2,670,461
TOTAL SA ADR	21,820	1,141,186

		9,642,620

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	11,934	621,045
Valero Energy Corp.	17,240	1,059,743

		1,680,788

Oil-Field Services — 0.1%
Superior Energy Services, Inc.†#	23,655	245,302

Real Estate Investment Trusts — 0.2%
Brixmor Property Group, Inc.	7,369	132,937
Starwood Property Trust, Inc.#	11,444	251,997

		384,934

Retail-Apparel/Shoe — 0.4%
Urban Outfitters, Inc.†#	55,612	1,049,398

Retail-Building Products — 3.1%
Home Depot, Inc.	25,494	3,913,584
Lowe’s Cos., Inc.	46,238	3,642,167

		7,555,751

Retail-Discount — 0.9%
Dollar General Corp.	7,793	571,928
Wal-Mart Stores, Inc.	19,634	1,543,233

		2,115,161

Retail-Drug Store — 3.2%
CVS Health Corp.	36,593	2,811,440
Walgreens Boots Alliance, Inc.	60,216	4,878,701

		7,690,141

Rubber-Tires — 0.9%
Goodyear Tire & Rubber Co.	66,384	2,138,893

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	11,203	144,743

Semiconductor Components-Integrated Circuits — 1.3%
NXP Semiconductors NV†	2,010	220,899
QUALCOMM, Inc.	50,874	2,913,554

		3,134,453

Semiconductor Equipment — 1.7%
Applied Materials, Inc.	12,883	591,072
Lam Research Corp.	20,859	3,236,691
Teradyne, Inc.	8,507	302,424

		4,130,187

Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	4,463	325,576

Telephone-Integrated — 1.0%
AT&T, Inc.	9,302	358,406
Telephone & Data Systems, Inc.	37,779	1,077,835
Verizon Communications, Inc.	21,942	1,023,375

		2,459,616

Tobacco — 1.4%
Altria Group, Inc.	39,132	2,952,118
Philip Morris International, Inc.	3,290	394,142

		3,346,260

46

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Tools-Hand Held — 1.1%
Stanley Black & Decker, Inc.	19,230	$2,646,817

Transport-Rail — 1.5%
Norfolk Southern Corp.	28,513	3,536,467

Web Portals/ISP — 3.3%
Alphabet, Inc., Class A†	4,060	4,007,585
Alphabet, Inc., Class C†	4,125	3,980,048

		7,987,633

X-Ray Equipment — 0.1%
Hologic, Inc.†	6,574	284,720

Total Common Stocks
(cost $186,027,702)		235,708,544

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Food-Meat Products — 0.1%
Tyson Foods, Inc. 4.75% due 07/15/2017 (cost $220,465)	4,380	270,027

Total Long-Term Investment Securities
(cost $186,248,167)		235,978,571

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $4,958,012 collateralized by $4,940,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $5,062,206 (cost $4,958,000)	$4,958,000	4,958,000

TOTAL INVESTMENTS
(cost $191,206,167)(1)	99.7%	240,936,571
Other assets less liabilities	0.3	709,955

NET ASSETS	100.0%	$241,646,526

#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2017, the Fund had loaned securities with a total value of $5,756,974. This was secured by collateral of $5,924,201 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$434,247
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	444,286
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	1,046,834
United States Treasury Bills	0.00%	06/15/2017 to 03/01/2018	443,022
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	3,555,812

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$235,708,544	$—	$—	$235,708,544
Convertible Preferred Securities	270,027	—	—	270,027
Repurchase Agreements	—	4,958,000	—	4,958,000

Total Investments at Value	$235,978,571	$4,958,000	$—	$240,936,571

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

47

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.1%
Medical — Drugs	7.1
Oil Companies — Integrated	6.1
Tobacco	5.0
Telephone — Integrated	4.2
Aerospace/Defense	3.3
Banks — Super Regional	3.3
Medical — HMO	3.1
Electric — Integrated	3.1
Retail — Restaurants	3.1
Chemicals — Diversified	2.8
Time Deposits	2.7
Retail — Apparel/Shoe	2.0
Oil Companies — Exploration & Production	1.9
Diversified Manufacturing Operations	1.9
Computers	1.7
Beverages — Non-alcoholic	1.7
Semiconductor Equipment	1.7
Retail — Consumer Electronics	1.7
Enterprise Software/Service	1.7
Oil Refining & Marketing	1.6
Retail — Regional Department Stores	1.6
Insurance — Multi-line	1.5
Engines — Internal Combustion	1.5
Machinery — Construction & Mining	1.4
Insurance — Life/Health	1.4
Electric Products — Misc.	1.4
Cosmetics & Toiletries	1.4
Applications Software	1.3
Networking Products	1.2
Registered Investment Companies	1.2
Semiconductor Components — Integrated Circuits	1.2
Advertising Agencies	1.2
Cable/Satellite TV	1.2
Computer Services	1.2
Electronic Components — Semiconductors	1.1
Medical — Biomedical/Gene	1.1
Repurchase Agreements	1.0
Electronic Components — Misc.	0.9
Instruments — Controls	0.8
Beverages — Wine/Spirits	0.7
Retail — Building Products	0.6
Food — Retail	0.6
Medical — Wholesale Drug Distribution	0.6
Retail — Discount	0.5
Medical Labs & Testing Services	0.5
Medical Products	0.5
Advertising Services	0.5
Wireless Equipment	0.5
Commercial Services — Finance	0.4
Insurance — Property/Casualty	0.4
Transport — Services	0.4
Transport — Rail	0.3
Cellular Telecom	0.3
Commercial Services	0.3
Insurance Brokers	0.3
Investment Management/Advisor Services	0.3
Paper & Related Products	0.3
Hotels/Motels	0.3
Pipelines	0.2
Real Estate Investment Trusts	0.2
Food — Misc./Diversified	0.2
Oil — Field Services	0.2
Industrial Gases	0.2
Telecom Services	0.2
Computer Software	0.1

101.0%

*	Calculated as a percentage of net assets

48

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.1%
Advertising Agencies — 1.2%
Omnicom Group, Inc.#	116,663	$9,767,026

Advertising Services — 0.5%
Publicis Groupe SA#	49,400	3,781,879

Aerospace/Defense — 3.3%
Boeing Co.#	71,720	13,456,824
Lockheed Martin Corp.#	21,380	6,010,559
Northrop Grumman Corp.	28,405	7,363,144

		26,830,527

Applications Software — 1.3%
Microsoft Corp.	145,535	10,164,164

Banks-Super Regional — 3.3%
KeyCorp	155,340	2,713,790
SunTrust Banks, Inc.	87,443	4,666,833
US Bancorp	139,140	7,080,834
Wells Fargo & Co.#	239,785	12,262,605

		26,724,062

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.#	309,036	14,051,867

Beverages-Wine/Spirits — 0.7%
Diageo PLC	177,015	5,307,307

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	227,770	9,495,731

Cellular Telecom — 0.3%
SK Telecom Co., Ltd. ADR	109,070	2,739,838

Chemicals-Diversified — 2.8%
Dow Chemical Co.	213,375	13,220,715
LyondellBasell Industries NV, Class A	119,832	9,648,873

		22,869,588

Commercial Services — 0.3%
Nielsen Holdings PLC	68,310	2,628,569

Commercial Services-Finance — 0.4%
Experian PLC	161,880	3,374,733

Computer Services — 1.2%
International Business Machines Corp.#	61,911	9,449,476

Computer Software — 0.1%
Constellation Software, Inc.	2,020	1,044,640

Computers — 1.7%
HP, Inc.#	631,990	11,856,132
Lenovo Group, Ltd.#	3,444,000	2,253,999

		14,110,131

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	54,655	4,814,559
Unilever NV	112,365	6,380,085

		11,194,644

Diversified Banking Institutions — 8.1%
Bank of America Corp.	745,030	16,696,122
Citigroup, Inc.	275,610	16,685,430
Goldman Sachs Group, Inc.	28,340	5,987,108
JPMorgan Chase & Co.	221,175	18,169,526
Morgan Stanley	187,170	7,812,476

		65,350,662

Diversified Manufacturing Operations — 1.9%
3M Co.#	17,495	3,577,202
General Electric Co.	391,295	10,713,657

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Pentair PLC#	16,290	$1,078,724

		15,369,583

Electric Products-Misc. — 1.4%
Emerson Electric Co.	191,606	11,327,747

Electric-Integrated — 3.1%
Dominion Energy, Inc.#	61,280	4,949,586
Exelon Corp.	74,030	2,688,029
FirstEnergy Corp.#	84,480	2,470,195
NextEra Energy, Inc.	53,160	7,518,950
PG&E Corp.	44,740	3,059,321
Public Service Enterprise Group, Inc.#	96,650	4,340,552

		25,026,633

Electronic Components-Misc. — 0.9%
Koninklijke Philips NV	207,030	7,316,558

Electronic Components-Semiconductors — 1.1%
Samsung Electronics Co., Ltd. GDR	9,031	8,967,783

Engines-Internal Combustion — 1.5%
Cummins, Inc.	75,910	11,971,007

Enterprise Software/Service — 1.7%
Oracle Corp.	294,000	13,344,660

Food-Misc./Diversified — 0.2%
Mondelez International, Inc., Class A	36,925	1,720,336

Food-Retail — 0.6%
Kroger Co.	166,510	4,958,668

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.#	35,948	2,389,464

Industrial Gases — 0.2%
Praxair, Inc.#	10,955	1,449,237

Instruments-Controls — 0.8%
Honeywell International, Inc.	49,525	6,586,330

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	33,100	2,567,236

Insurance-Life/Health — 1.4%
Prudential Financial, Inc.	109,735	11,505,715

Insurance-Multi-line — 1.5%
Allstate Corp.	24,660	2,129,144
MetLife, Inc.	198,610	10,047,680

		12,176,824

Insurance-Property/Casualty — 0.4%
Travelers Cos., Inc.#	26,720	3,335,992

Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	77,381	2,452,978

Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.#	110,090	11,606,789

Medical Labs & Testing Services — 0.5%
Quest Diagnostics, Inc.	35,845	3,898,861

Medical Products — 0.5%
Becton Dickinson and Co.	17,420	3,296,387
Smith & Nephew PLC	28,810	502,608

		3,798,995

Medical-Biomedical/Gene — 1.1%
Gilead Sciences, Inc.	131,609	8,540,108

49

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Drugs — 7.1%
AbbVie, Inc.#	159,125	$10,505,433
AstraZeneca PLC	125,920	8,491,730
Johnson & Johnson	21,485	2,755,451
Merck & Co., Inc.	158,725	10,334,585
Pfizer, Inc.	786,932	25,693,330

		57,780,529

Medical-HMO — 3.1%
Aetna, Inc.	64,753	9,380,120
Anthem, Inc.	61,507	11,215,801
UnitedHealth Group, Inc.	26,813	4,697,101

		25,293,022

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	8,850	657,467
McKesson Corp.	23,890	3,896,220

		4,553,687

Networking Products — 1.2%
Cisco Systems, Inc.	316,705	9,985,709

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	21,310	1,076,794
Hess Corp.#	109,175	5,010,041
Marathon Oil Corp.#	182,905	2,381,423
Occidental Petroleum Corp.#	118,451	6,980,318

		15,448,576

Oil Companies-Integrated — 6.1%
Chevron Corp.	157,975	16,347,253
Exxon Mobil Corp.#	163,489	13,160,864
Royal Dutch Shell PLC, Class A ADR	74,280	4,041,575
Suncor Energy, Inc.	237,050	7,422,035
TOTAL SA ADR	158,192	8,273,442

		49,245,169

Oil Refining & Marketing — 1.6%
Marathon Petroleum Corp.	72,980	3,797,879
Valero Energy Corp.#	151,950	9,340,367

		13,138,246

Oil-Field Services — 0.2%
Schlumberger, Ltd.#	24,395	1,697,648

Paper & Related Products — 0.3%
International Paper Co.#	46,380	2,452,574

Pipelines — 0.2%
Enbridge, Inc.	49,796	1,917,644

Real Estate Investment Trusts — 0.2%
Weyerhaeuser Co.	57,490	1,894,870

Retail-Apparel/Shoe — 2.0%
Gap, Inc.#	424,537	9,552,083
L Brands, Inc.#	131,699	6,795,668

		16,347,751

Retail-Building Products — 0.6%
Home Depot, Inc.	32,580	5,001,356

Retail-Consumer Electronics — 1.7%
Best Buy Co., Inc.#	225,322	13,381,874

Retail-Discount — 0.5%
Dollar General Corp.	56,671	4,159,085

Retail-Regional Department Stores — 1.6%
Kohl’s Corp.#	182,294	7,005,558

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Regional Department Stores (continued)
Macy’s, Inc.	233,730	$5,492,655

		12,498,213

Retail-Restaurants — 3.1%
Darden Restaurants, Inc.#	137,309	12,210,889
McDonald’s Corp.	82,962	12,518,136

		24,729,025

Semiconductor Components-Integrated Circuits — 1.2%
QUALCOMM, Inc.	49,420	2,830,283
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	199,360	7,049,370

		9,879,653

Semiconductor Equipment — 1.7%
KLA-Tencor Corp.	133,036	13,835,744

Telecom Services — 0.2%
BCE, Inc.	27,070	1,227,354

Telephone-Integrated — 4.2%
AT&T, Inc.#	244,125	9,406,136
CenturyLink, Inc.#	350,207	8,737,665
Verizon Communications, Inc.	330,411	15,410,369

		33,554,170

Tobacco — 5.0%
Altria Group, Inc.#	180,777	13,637,817
Philip Morris International, Inc.#	117,743	14,105,611
Reynolds American, Inc.	182,259	12,256,918

		40,000,346

Transport-Rail — 0.3%
Union Pacific Corp.	25,067	2,764,890

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	28,015	2,968,750

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	44,510	3,719,701

Total Long-Term Investment Securities
(cost $668,578,937)		776,671,934

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	9,946,182	9,946,182

Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$21,780,000	21,780,000

Total Short-Term Investment Securities
(cost $31,726,182)		31,726,182

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $8,304,021 collateralized by $8,270,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $8,474,583 (cost $8,304,000)	8,304,000	8,304,000

TOTAL INVESTMENTS
(cost $708,609,119)(3)	101.0%	816,702,116
Liabilities in excess of other assets	(1.0)	(8,003,206)

NET ASSETS	100.0%	$808,698,910

50

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $99,937,799. This was secured by collateral of $9,946,182, which was received in cash and subsequently invested in short-term investments currently valued at $9,946,182 as reported in the Portfolio of Investments. Additional collateral of $92,523,363 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$15,838,924
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	16,205,127
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	38,182,747
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	4,758,144
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	17,538,421

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$776,671,934	$—	$—	$776,671,934
Short-Term Investment Securities:
Registered Investment Companies	9,946,182	—	—	9,946,182
Time Deposits	—	21,780,000	—	21,780,000
Repurchase Agreements	—	8,304,000	—	8,304,000

Total Investments at Value	$786,618,116	$30,084,000	$—	$816,702,116

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

51

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — May 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.1%
Domestic Fixed Income Investment Companies	19.5
United States Treasury Notes	12.8
International Equity Investment Companies	11.8
Registered Investment Companies	4.1
United States Treasury Bonds	1.4
International Fixed Income Investment Companies	0.4
Options - Purchased	0.3

100.4%

*	Calculated as a percentage of net assets

52

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares/ Principal Amount	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(1)@ — 81.8%
Domestic Equity Investment Companies — 50.1%
VALIC Co. I Blue Chip Growth Fund	554,482	$9,575,898
VALIC Co. I Broad Cap Value Income Fund	627,741	9,817,862
VALIC Co. I Dividend Value Fund	819,246	9,904,681
VALIC Co. I Growth & Income Fund	202,809	4,198,136
VALIC Co. I Growth Fund	722,239	10,833,584
VALIC Co. I Large Cap Core Fund	739,097	8,388,747
VALIC Co. I Large Capital Growth Fund	618,000	8,441,878
VALIC Co. I Mid Cap Index Fund	157,280	4,156,906
VALIC Co. I Stock Index Fund	830,179	30,276,639
VALIC Co. I Value Fund	592,839	9,852,980
VALIC Co. II Capital Appreciation Fund	450,952	7,269,350
VALIC Co. II Mid Cap Growth Fund	216,706	2,128,050
VALIC Co. II Mid Cap Value Fund	90,954	1,894,581
VALIC Co. II Small Cap Growth Fund	271,644	4,294,684
VALIC Co. II Small Cap Value Fund	247,186	3,522,405

Total Domestic Equity Investment Companies
(cost $116,748,834)		124,556,381

Domestic Fixed Income Investment Companies — 19.5%
VALIC Co. I Capital Conservation Fund	1,511,346	14,886,761
VALIC Co. I Government Securities Fund	750,496	7,977,773
VALIC Co. I Inflation Protected Fund	268,344	2,970,572
VALIC Co. II Core Bond Fund	1,337,570	14,713,271
VALIC Co. II High Yield Bond Fund	386,191	2,958,227
VALIC Co. II Strategic Bond Fund	448,989	5,028,676

Total Domestic Fixed Income Investment Companies
(cost $48,632,102)		48,535,280

International Equity Investment Companies — 11.8%
VALIC Co. I Emerging Economies Fund	407,092	3,232,313
VALIC Co. I Foreign Value Fund	873,224	9,203,786
VALIC Co. I Global Real Estate Fund	262,195	2,000,544
VALIC Co. I International Equities Index Fund	735,029	5,159,905
VALIC Co. I International Growth Fund	736,350	9,602,010

Total International Equity Investment Companies
(cost $28,447,825)		29,198,558

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund (cost $1,080,710)	92,083	1,078,287

Total Affiliated Registered Investment Companies
(cost $194,909,471)		203,368,506

U.S. GOVERNMENT TREASURIES — 14.2%
United States Treasury Bonds — 1.4%
6.00% due 02/15/2026	$728,000	951,831
6.63% due 02/15/2027	390,000	541,506

Security Description	Principal Amount	Value (Note 2)

United States Treasury Bonds (continued)
6.75% due 08/15/2026	$140,000	$193,725
6.88% due 08/15/2025	1,080,000	1,471,374
7.63% due 02/15/2025	120,000	167,991

		3,326,427

United States Treasury Notes — 12.8%
1.50% due 08/15/2026	3,635,000	3,427,267
1.63% due 02/15/2026	3,377,000	3,232,687
1.63% due 05/15/2026#	2,791,000	2,665,841
2.00% due 02/15/2025	3,090,000	3,070,326
2.00% due 08/15/2025#	3,090,000	3,059,582
2.00% due 11/15/2026	2,938,600	2,889,240
2.13% due 05/15/2025#	3,450,000	3,453,371
2.25% due 11/15/2024	2,123,800	2,150,927
2.25% due 11/15/2025	1,825,000	1,839,543
2.25% due 02/15/2027	3,744,000	3,757,894
2.38% due 08/15/2024	2,243,000	2,294,168

		31,840,846

Total U.S. Government Treasuries
(cost $35,176,578)		35,167,273

OPTIONS PURCHASED—0.3%
Options-Purchased(2) (cost $1,204,395)	77,000	739,226

Total Long-Term Investment Securities
(cost $231,290,444)		239,275,005

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Registered Investment Companies — 4.1%
AllianceBernstein Government STIF Portfolio 0.83%(3) (cost $10,295,306)	10,295,306	10,295,306

TOTAL INVESTMENTS
(cost $241,585,750)(4)	100.4%	249,570,311
Liabilities in excess of other assets	(0.4)	(940,459)

NET ASSETS	100.0%	$248,629,852

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options — Purchased

Over the Counter Purchased Put Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index . . . . . . . . . . . . .	August 2017	$2,210	77,000	$1,204,395	$739,226	$(465,169)

(3)	The rate shown is the 7-day yield as of May 31, 2017.
(4)	See Note 5 for cost of investments on a tax basis.

STIF—Short Term Investment Fund

53

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Over the Counter Written Call Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index . . . . . . . . . . . . .	August 2017	$2,510	77,000	$516,695	$373,447	$143,248

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)
1,150	Long	S&P 500 E-Mini Index	June 2017	$136,236,246	$138,638,250	$2,402,004

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$203,368,506	$—	$—	$203,368,506
U.S. Government Treasuries	—	35,167,273	—	35,167,273
Options Purchased	—	739,226	—	739,226
Short-Term Investment Securities	10,295,306	—	—	10,295,306

Total Investments at Value	$213,663,812	$35,906,499	$—	$249,570,311

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$143,248	$—	$143,248
Futures Contracts	2,402,004	—	—	2,402,004

Total Other Financial Instruments	$2,402,004	$143,248	$—	$2,545,252

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

54

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	19.1%
Electronic Components — Semiconductors	8.3
Diversified Financial Services	5.2
Semiconductor Components — Integrated Circuits	4.8
Oil Refining & Marketing	4.5
Oil Companies — Integrated	4.4
Internet Application Software	3.9
Electronic Components — Misc.	2.8
Steel — Producers	2.7
Electric — Integrated	2.3
Entertainment Software	2.2
E-Commerce/Products	2.0
Finance — Mortgage Loan/Banker	1.5
Registered Investment Companies	1.5
Airlines	1.5
Insurance — Property/Casualty	1.5
Auto — Cars/Light Trucks	1.4
Photo Equipment & Supplies	1.4
Oil Companies — Exploration & Production	1.4
Metal — Iron	1.2
Electric — Generation	1.2
Diversified Operations	1.1
Tobacco	1.1
Cellular Telecom	1.1
Rubber — Tires	0.9
Internet Content — Entertainment	0.9
Building Products — Cement	0.9
Insurance — Multi-line	0.9
Circuit Boards	0.8
Food — Meat Products	0.8
Time Deposits	0.8
Diamonds/Precious Stones	0.8
Metal — Diversified	0.8
Metal Products — Distribution	0.8
Schools	0.8
Medical — Wholesale Drug Distribution	0.7
Public Thoroughfares	0.7
Real Estate Investment Trusts	0.7
Auto/Truck Parts & Equipment — Original	0.7
Computers — Other	0.7
Industrial Audio & Video Products	0.6
Building — Residential/Commercial	0.6
Multimedia	0.5
Applications Software	0.5
Building — Heavy Construction	0.5
Non-Ferrous Metals	0.5
Finance — Commercial	0.5
Paper & Related Products	0.5
Beverages — Non-alcoholic	0.4
Petrochemicals	0.4
Consulting Services	0.4
Auto/Truck Parts & Equipment-Replacement	0.3
Forestry	0.3
Food — Retail	0.3
Finance — Other Services	0.3
Housewares	0.3
Food — Confectionery	0.3
Containers — Paper/Plastic	0.3
Networking Products	0.3
Water	0.2
Telecommunication Equipment	0.2
Chemicals — Other	0.2
Optical Supplies	0.2
Appliances	0.2
Cosmetics & Toiletries	0.2
Wireless Equipment	0.2
Food — Misc./Diversified	0.2
Energy — Alternate Sources	0.2
Chemicals — Specialty	0.2

Real Estate Management/Services	0.2
Building & Construction Products-Misc.	0.1
Power Converter/Supply Equipment	0.1
Wire & Cable Products	0.1
Banks — Special Purpose	0.1

101.2%

Country Allocation*

South Korea	20.1%
Cayman Islands	14.1
China	13.2
Taiwan	12.5
Brazil	8.4
Russia	6.6
India	4.2
Turkey	4.2
Thailand	4.1
South Africa	3.0
United States	2.3
Hungary	1.4
Poland	1.4
Indonesia	1.4
Malaysia	1.0
Panama	1.0
Hong Kong	0.6
Mexico	0.5
Bermuda	0.5
Netherlands	0.3
Cyprus	0.2
United Arab Emirates	0.2

101.2%

*	Calculated as a percentage of net assets

55

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Bermuda — 0.5%
Haier Electronics Group Co., Ltd.	600,000	$1,526,073
Nine Dragons Paper Holdings, Ltd.	1,431,000	1,696,805

		3,222,878

Brazil — 8.4%
Banco do Brasil SA	719,504	6,301,316
Braskem SA, Class A (Preference Shares)	252,968	2,589,913
Cia de Saneamento de Minas Gerais-COPASA	96,140	1,036,878
Cia Energetica de Minas Gerais (Preference Shares)	1,111,929	2,625,238
Cia. de Saneamento do Parana (Preference Shares)	280,590	906,122
EDP — Energias do Brasil SA	698,752	2,880,561
Fibria Celulose SA	199,110	2,282,786
Itau Unibanco Holding SA ADR	1,127,756	12,303,818
Kroton Educacional SA	1,273,576	5,706,779
M. Dias Branco SA	118,590	1,982,638
Metalurgica Gerdau SA (Preference Shares)	3,747,631	5,165,233
MRV Engenharia e Participacoes SA	1,020,266	4,083,019
Qualicorp SA	290,172	2,512,591
Transmissora Alianca de Energia Eletrica SA	313,944	2,202,299
Vale SA ADR	861,781	7,213,107

		59,792,298

Cayman Islands — 14.1%
AAC Technologies Holdings, Inc.#(3)(4)	590,500	6,259,222
Alibaba Group Holding, Ltd. ADR†	115,336	14,124,047
China High Speed Transmission Equipment Group Co., Ltd.#	842,000	861,174
China Lesso Group Holdings, Ltd.	1,285,000	982,810
Chlitina Holding, Ltd.	332,000	1,506,633
Geely Automobile Holdings, Ltd.#	3,540,000	5,860,213
General Interface Solution Holding, Ltd.	617,000	4,697,397
IGG, Inc.#	3,175,000	4,327,017
Jiangnan Group, Ltd.#	4,874,000	487,866
Kingboard Chemical Holdings, Ltd.	446,000	1,645,482
Kingboard Laminates Holdings, Ltd.	1,007,000	1,187,587
Lee & Man Paper Manufacturing, Ltd.	2,168,000	1,883,512
NetEase, Inc. ADR	39,373	11,212,643
Silicon Motion Technology Corp. ADR#	103,890	5,428,252
Tencent Holdings, Ltd.	805,600	27,664,700
WH Group, Ltd.*	6,521,000	6,108,822
Xinyi Glass Holdings, Ltd.	2,340,000	2,300,197
Xinyi Solar Holdings, Ltd.†#	3,962,000	1,240,580
Zhen Ding Technology Holding, Ltd.	953,000	2,344,559

		100,122,713

China — 13.2%
Anhui Conch Cement Co., Ltd.	1,866,000	6,190,028
Bank of China, Ltd.	23,549,000	11,785,757
China Construction Bank Corp.	20,020,000	16,545,136
China Merchants Bank Co., Ltd.	3,198,500	9,604,674
Guangzhou Automobile Group Co., Ltd.	2,514,000	4,219,815
Huadian Power International Corp., Ltd.	5,876,000	2,782,457
Huaneng Power International, Inc.	3,970,000	3,168,847
Industrial & Commercial Bank of China, Ltd.	17,884,000	11,957,015
PICC Property & Casualty Co., Ltd.	4,270,000	7,123,470
Ping An Insurance Group Co. of China, Ltd.	958,500	6,143,955
Shenzhen Expressway Co., Ltd.	2,202,000	2,105,203
Sinopharm Group Co., Ltd., Class H	1,168,800	5,339,623
TravelSky Technology, Ltd.	1,169,000	3,450,347
Zhejiang Expressway Co., Ltd.	2,526,000	2,962,784

		93,379,111

Cyprus — 0.2%
Ros Agro PLC GDR	131,206	1,443,266

Security Description	Shares	Value (Note 2)

Hong Kong — 0.6%
BYD Electronic International Co., Ltd.#	906,500	$1,733,303
China Power International Development, Ltd.	6,971,000	2,656,880

		4,390,183

Hungary — 1.4%
MOL Hungarian Oil & Gas PLC	48,998	3,984,688
OTP Bank PLC	196,223	6,117,711

		10,102,399

India — 4.2%
Apollo Tyres, Ltd.	678,835	2,406,224
Bharat Petroleum Corp., Ltd.	338,602	3,880,383
Hindustan Petroleum Corp., Ltd.	410,057	3,520,948
Housing Development Finance Corp., Ltd.	434,090	10,608,697
Oil & Natural Gas Corp., Ltd.	2,228,561	6,115,417
Rural Electrification Corp., Ltd.	1,082,326	3,241,778

		29,773,447

Indonesia — 1.4%
Bank Negara Indonesia Persero Tbk PT	7,451,400	3,664,164
Bank Rakyat Indonesia Persero Tbk PT	5,459,500	5,932,903

		9,597,067

Malaysia — 1.0%
AirAsia Bhd	4,989,600	3,474,067
CIMB Group Holdings Bhd	2,612,100	3,905,944

		7,380,011

Mexico — 0.5%
Grupo Mexico SAB de CV, Class B	1,201,876	3,253,174

Netherlands — 0.3%
X5 Retail Group NV GDR†	61,838	2,238,536

Panama — 1.0%
Copa Holdings SA, Class A	61,352	6,935,230

Poland — 1.4%
KGHM Polska Miedz SA	125,347	3,561,559
Polski Koncern Naftowy Orlen SA	224,424	6,403,841

		9,965,400

Russia — 6.6%
Alrosa PJSC(3)	3,842,913	6,042,155
Lukoil PJSC ADR	170,145	8,209,496
Magnitogorsk Iron & Steel OJSC(3)	2,772,394	1,520,123
MMC Norilsk Nickel PJSC ADR	175,582	2,444,102
Mobile TeleSystems PJSC ADR	366,667	3,230,336
Moscow Exchange MICEX-RTS PJSC(3)	1,179,130	2,100,274
Rosneft Oil Co. PJSC	489,425	2,559,693
RusHydro PJSC(3)	130,442,957	1,793,852
Sberbank of Russia PJSC ADR	905,049	10,127,498
Severstal PJSC GDR	143,871	1,848,742
Surgutneftegas OJSC (Preference Shares)†(3)	6,528,700	3,243,053
Tatneft PJSC ADR#	90,022	3,651,292

		46,770,616

South Africa — 3.0%
Barloworld, Ltd.#	237,902	2,112,729
Imperial Holdings, Ltd.	159,587	2,019,935
Naspers, Ltd., Class N	18,420	3,814,000
Nedbank Group, Ltd.	244,468	4,102,924
Sappi, Ltd.	196,448	1,447,110
Standard Bank Group, Ltd.	714,986	7,988,871

		21,485,569

South Korea — 20.1%
Hana Financial Group, Inc.	234,294	8,590,362
Hankook Tire Co., Ltd.	79,017	4,298,084

56

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
Hyosung Corp.	38,207	$5,733,098
Hyundai Engineering & Construction Co., Ltd.	78,943	3,433,837
Hyundai Marine & Fire Insurance Co., Ltd.	94,068	3,171,728
Hyundai Mobis Co., Ltd.	14,787	3,625,430
Industrial Bank of Korea	40,509	466,744
Korea Electric Power Corp.	190,269	7,256,597
KT Corp.	10,115	294,072
KT&G Corp.	80,095	7,940,823
LG Uplus Corp.	290,626	4,205,199
NCSoft Corp.	19,702	6,660,599
Partron Co., Ltd.	160,582	1,484,480
POSCO	34,673	8,733,285
S-Oil Corp.	59,765	5,524,900
Samsung Electronics Co., Ltd.	21,306	42,532,074
Shinhan Financial Group Co., Ltd.	221,618	9,788,326
SK Hynix, Inc.	208,352	10,607,417
SK Innovation Co., Ltd.	56,279	8,495,134

		142,842,189

Taiwan — 12.5%
Accton Technology Corp.	832,000	1,856,019
Coretronic Corp.	912,800	1,229,043
CTBC Financial Holding Co., Ltd.	12,136,000	7,726,467
Elite Material Co., Ltd.	720,000	2,992,121
FLEXium Interconnect, Inc.	1,105,760	3,915,138
Fubon Financial Holding Co., Ltd.	4,971,000	7,577,391
Grape King Bio, Ltd.	450,000	2,790,153
King Yuan Electronics Co., Ltd.	988,000	965,697
Largan Precision Co., Ltd.	63,000	9,948,801
Merry Electronics Co., Ltd.	756,000	4,235,048
Micro-Star International Co., Ltd.	2,233,000	5,196,649
Pegatron Corp.	1,335,000	4,118,754
St. Shine Optical Co., Ltd.	82,000	1,562,086
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	948,088	33,524,392
Tong Yang Industry Co., Ltd.	598,000	1,095,442

		88,733,201

Thailand — 4.1%
Kiatnakin Bank PCL	1,405,700	2,816,765
Krung Thai Bank PCL	12,538,800	7,031,447
PTT PCL	766,800	8,847,692
Star Petroleum Refining PCL	5,734,000	2,289,560
Thai Oil PCL	1,381,000	3,122,049
Thanachart Capital PCL	1,679,700	2,305,519
Tisco Financial Group PCL	1,086,600	2,432,568

		28,845,600

Turkey — 4.2%
Akbank TAS	2,518,261	6,802,638
Emlak Konut Gayrimenkul Yatirim Ortakligi AS†	5,493,788	4,749,583
Eregli Demir ve Celik Fabrikalari TAS	2,018,031	3,655,211
Tekfen Holding AS	1,410,801	3,855,019
Tupras Turkiye Petrol Rafinerileri AS	109,376	2,945,299
Turkiye Halk Bankasi AS	1,549,033	5,576,325
Turkiye Sise ve Cam Fabrikalari AS	1,562,781	2,086,425

		29,670,500

United Arab Emirates — 0.2%
Aldar Properties PJSC	1,883,494	1,133,276

Total Long-Term Investment Securities
(cost $574,689,464)		701,076,664

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	10,442,079	10,442,079

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$6,069,000	$6,069,000

Total Short-Term Investment Securities
(cost $16,511,079)		16,511,079

TOTAL INVESTMENTS
(cost $591,200,543)(5)	101.2%	717,587,743
Liabilities in excess of other assets	(1.2)	(8,714,671)

NET ASSETS	100.0%	$708,873,072

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $6,108,822 representing 0.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $21,742,819. This was secured by collateral of $10,442,079, which was received in cash and subsequently invested in short-term investments currently valued at $10,442,079 as reported in the Portfolio of Investments. Additional collateral of $12,013,902 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
United States Treasury Bills	0.00%	06/15/2017 to 03/01/2018	$854,611
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	11,159,291

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(4)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $6,259,222 representing 0.9% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

57

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$93,863,491	$6,259,222	$—	$100,122,713
Russia	32,071,159	14,699,457	—	46,770,616
Other Countries	554,183,335	—	—	554,183,335
Short-Term Investment Securities:
Registered Investment Companies	10,442,079	—	—	10,442,079
Time Deposits	—	6,069,000	—	6,069,000

Total Investments at Value	$690,560,064	$27,027,679	$—	$717,587,743

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities, currently valued at $19,164,826 were transferred from Level 1 to Level 2 due to a current day last sale not being available on the securities primary exchange. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

58

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — May 31, 2017 — (unaudited)

Industry Allocation*

Oil Companies — Integrated	9.7%
Medical — Drugs	8.2
Diversified Banking Institutions	6.2
Banks — Commercial	5.2
Registered Investment Companies	4.9
Electronic Components — Semiconductors	3.7
Telephone — Integrated	3.6
Diversified Financial Services	3.6
Telecom Services	3.3
Precious Metals	3.0
Gold Mining	2.9
Insurance — Multi-line	2.8
Auto — Cars/Light Trucks	2.5
Oil — Field Services	2.3
U.S. Government Agencies	2.1
Web Portals/ISP	2.0
Medical — Generic Drugs	1.9
Energy — Alternate Sources	1.9
Aerospace/Defense	1.8
Insurance — Life/Health	1.8
Rubber — Tires	1.7
Diversified Operations	1.5
Diagnostic Kits	1.5
Diversified Manufacturing Operations	1.4
Cellular Telecom	1.3
Auto/Truck Parts & Equipment — Original	1.3
Finance — Investment Banker/Broker	1.2
Oil & Gas Drilling	1.2
Metal Processors & Fabrication	1.2
Beverages — Non-alcoholic	1.0
Medical — Biomedical/Gene	1.0
Machinery — Electrical	1.0
Investment Management/Advisor Services	1.0
Medical — Wholesale Drug Distribution	1.0
Oil Companies — Exploration & Production	0.9
Retail — Drug Store	0.9
Brewery	0.9
Import/Export	0.8
Semiconductor Components — Integrated Circuits	0.8
Computers	0.8
Cable/Satellite TV	0.8
Retail — Building Products	0.8
Containers — Metal/Glass	0.8
Distribution/Wholesale	0.8
Satellite Telecom	0.7
Chemicals — Diversified	0.7
Appliances	0.7
Agricultural Chemicals	0.7
Medical Instruments	0.6
Aerospace/Defense — Equipment	0.5
Motorcycle/Motor Scooter	0.5
Diversified Minerals	0.5
Steel Pipe & Tube	0.5
Rubber/Plastic Products	0.3
Insurance — Property/Casualty	0.1

104.8%

Country Allocation*

United Kingdom	15.5%
South Korea	11.1
Canada	9.2
Japan	8.8
Germany	7.4
France	7.2
United States	7.0
Netherlands	6.2
Switzerland	5.9
Cayman Islands	4.8
China	4.6
Taiwan	2.8
Singapore	2.3
Israel	1.9
Italy	1.6
Thailand	1.5
Norway	1.5
Luxembourg	1.2
Bermuda	1.0
Hong Kong	1.0
India	0.8
New Zealand	0.8
Sweden	0.6
Jersey	0.1

104.8%

*	Calculated as a percentage of net assets

59

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Bermuda — 1.0%
Haier Electronics Group Co., Ltd.	2,342,000	$5,956,771
Kunlun Energy Co., Ltd.#	3,448,000	3,088,468

		9,045,239

Canada — 9.2%
Alamos Gold, Inc., Class A	1,111,940	7,472,237
Barrick Gold Corp.#	664,610	10,992,649
Cenovus Energy, Inc.	685,164	6,111,875
Eldorado Gold Corp.#	2,053,000	6,215,916
Ensign Energy Services, Inc.	718,600	3,681,172
Husky Energy, Inc.†	382,600	4,404,212
Precision Drilling Corp.†	1,883,500	6,832,106
Suncor Energy, Inc.	240,100	7,514,845
Tahoe Resources, Inc.#	542,700	4,804,895
Wheaton Precious Metals Corp.	1,091,000	22,290,854

		80,320,761

Cayman Islands — 4.8%
Baidu, Inc. ADR†	94,370	17,562,257
CK Hutchison Holdings, Ltd.	1,034,000	13,481,389
GCL-Poly Energy Holdings, Ltd.†#	72,672,100	7,740,450
Value Partners Group, Ltd.#	3,554,500	3,348,074

		42,132,170

China — 4.6%
China Life Insurance Co., Ltd., Class H	2,257,000	7,414,672
China Telecom Corp., Ltd., Class H	22,533,823	11,190,932
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	8,254,535
Sinopec Engineering Group Co., Ltd.	5,880,000	5,402,699
Sinopharm Group Co., Ltd., Class H	1,816,400	8,298,161

		40,560,999

France — 7.2%
AXA SA	372,232	9,926,800
BNP Paribas SA#	224,170	15,819,410
Cie Generale des Etablissements Michelin#	71,530	8,999,556
Sanofi	186,470	18,469,055
TOTAL SA	179,620	9,537,952

		62,752,773

Germany — 7.4%
Bayer AG	103,580	13,741,706
Gerresheimer AG	78,750	6,744,477
Innogy SE*#	216,010	8,864,176
Merck KGaA	77,902	9,403,075
MorphoSys AG†#	111,080	8,134,516
Siemens AG	84,765	12,097,791
Telefonica Deutschland Holding AG#	1,236,580	6,150,985

		65,136,726

Hong Kong — 1.0%
China Mobile, Ltd.	782,500	8,681,000

India — 0.8%
Hero MotoCorp, Ltd.	81,301	4,737,938
Jain Irrigation Systems, Ltd.	1,609,577	2,527,126

		7,265,064

Israel — 1.9%
Teva Pharmaceutical Industries, Ltd. ADR	608,740	16,959,496

Italy — 1.6%
Eni SpA	904,304	14,313,317

Japan — 8.8%
Astellas Pharma, Inc.	753,600	9,516,114

Security Description	Shares	Value (Note 2)

Japan (continued)
Kirin Holdings Co., Ltd.	361,300	$7,622,370
Nissan Motor Co., Ltd.	1,604,000	15,373,779
SoftBank Group Corp.	309,600	25,167,754
Sumitomo Metal Mining Co., Ltd.	362,000	4,399,566
Sumitomo Rubber Industries, Ltd.	374,800	6,389,367
Suntory Beverage & Food, Ltd.	186,800	9,074,348

		77,543,298

Jersey — 0.1%
Petrofac, Ltd.#	248,060	1,214,530

Luxembourg — 1.2%
SES SA FDR	253,760	6,277,046
Tenaris SA	290,761	4,393,122

		10,670,168

Netherlands — 6.2%
Aegon NV	2,792,223	13,901,597
Flow Traders#*	123,492	3,634,586
ING Groep NV CVA	546,594	9,142,699
QIAGEN NV†#	395,844	13,326,793
SBM Offshore NV#	921,270	14,188,590

		54,194,265

New Zealand — 0.8%
Sky Network Television, Ltd.	2,705,875	6,920,774

Norway — 1.5%
Telenor ASA	430,178	7,102,343
Yara International ASA	156,500	5,817,837

		12,920,180

Singapore — 2.3%
Singapore Telecommunications, Ltd.	3,779,000	10,187,309
Singapore Telecommunications, Ltd. ADR	4,600	124,890
United Overseas Bank, Ltd.	575,300	9,554,724

		19,866,923

South Korea — 11.1%
Dongbu Insurance Co., Ltd.	10,000	604,680
Hana Financial Group, Inc.	416,721	15,279,026
Hyundai Mobis Co., Ltd.	45,365	11,122,448
Hyundai Motor Co.	50,107	7,294,963
KB Financial Group, Inc.	334,701	16,023,556
Korea Investment Holdings Co., Ltd.	130,228	7,118,572
Posco Daewoo Corp.	327,925	7,073,409
Samsung Electronics Co., Ltd.	16,289	32,516,895

		97,033,549

Spain — 0.0%
Telefonica SA ADR	859	9,638

Sweden — 0.6%
Getinge AB, Class B	239,574	4,986,416

Switzerland — 5.9%
ABB, Ltd.	354,800	8,912,585
Basilea Pharmaceutica AG†	10,740	848,289
Credit Suisse Group AG	430,935	5,917,542
GAM Holding AG	392,460	5,389,209
Roche Holding AG#	75,110	20,612,501
UBS Group AG	621,650	9,884,270

		51,564,396

Taiwan — 2.8%
Catcher Technology Co., Ltd.	972,000	10,276,140
Quanta Computer, Inc.	3,061,000	7,001,456

60

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,042,000	$7,032,348

		24,309,944

Thailand — 1.5%
Bangkok Bank PCL	243,400	1,329,196
Bangkok Bank PCL NVDR	1,195,200	6,316,383
PTT Exploration & Production PCL	2,070,900	5,472,137

		13,117,716

United Kingdom — 15.5%
Aviva PLC	1,227,958	8,306,357
BAE Systems PLC	1,415,310	12,135,772
Barclays PLC	3,038,750	8,222,086
BP PLC	3,803,252	22,869,711
BP PLC ADR#	180	6,507
Cobham PLC#	2,747,809	4,744,158
HSBC Holdings PLC	1,681,260	14,634,985
Johnson Matthey PLC	154,621	6,199,774
Kingfisher PLC	1,632,105	6,836,484
Rolls-Royce Holdings PLC	327,700	3,662,804
Rolls-Royce Holdings PLC (Entitlement Shares)†	23,266,700	29,978
Royal Dutch Shell PLC, Class B	712,115	19,667,148
SIG PLC#	3,359,596	6,674,814
Standard Chartered PLC†	1,964,668	18,527,153
Vodafone Group PLC	957,821	2,856,953

		135,374,684

Total Long-Term Investment Securities
(cost $797,363,673)		856,894,026

SHORT-TERM INVESTMENT SECURITIES — 7.0%
Registered Investment Companies — 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	42,874,950	42,874,950

U.S. Government Agencies — 2.1%
Federal Home Loan Mtg. Corp. Disc. Notes 0.71% due 06/01/2017	$18,200,000	18,200,000

Total Short-Term Investment Securities
(cost $61,074,950)		61,074,950

TOTAL INVESTMENTS
(cost $858,438,623)(3)	104.8%	917,968,976
Liabilities in excess of other assets	(4.8)	(41,804,035)

NET ASSETS	100.0%	$876,164,941

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $12,498,762 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $63,773,680. This was secured by collateral of $42,874,950, which was received in cash and subsequently invested in short-term investments currently valued at $42,874,950 as reported in the Portfolio of Investments. Additional collateral of $24,594,641 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/15/2028 to 01/01/2047	$2,069,377
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 11/01/2046	2,284,100
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 09/20/2046	523,103
United States Treasury Bills	0.00%	07/20/2017 to 01/04/2018	2,490,143
United States Treasury Notes/Bonds	0.13% to 5.00%	07/15/2017 to 11/15/2046	17,227,918

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Fiduciary Depositary Receipt

NVDR—Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$135,344,706	$29,978	$—	$135,374,684
Other Countries	721,519,342	—	—	721,519,342
Short-Term Investment Securities:
Registered Investment Companies	42,874,950	—	—	42,874,950
U.S. Government Agencies	—	18,200,000	—	18,200,000

Total Investments at Value	$899,738,998	$18,229,978	$—	$917,968,976

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

61

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	77.7%
Real Estate Operations & Development	11.0
Real Estate Management/Services	7.9
Registered Investment Companies	1.7
Hotels/Motels	1.4
Time Deposits	0.4
Retirement/Aged Care	0.2

100.3%

Country Allocation*

United States	48.2%
Japan	12.6
Australia	6.5
France	6.0
United Kingdom	4.8
Hong Kong	4.3
Germany	3.2
Singapore	3.2
Canada	2.7
Cayman Islands	2.4
Bermuda	1.9
Spain	1.2
Switzerland	0.9
Ireland	0.8
Norway	0.7
Sweden	0.4
Finland	0.3
Jersey	0.2

100.3%

*	Calculated as a percentage of net assets

62

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Australia — 6.5%
BGP Holdings PLC†(1)(2)	479,213	$9,276
GPT Group	1,879,673	7,318,663
Mirvac Group	4,152,419	7,034,840
Scentre Group	2,094,203	6,628,978
Vicinity Centres#	2,027,101	4,157,217

		25,148,974

Bermuda — 1.9%
Hongkong Land Holdings, Ltd. (OTC)	1,700	12,546
Hongkong Land Holdings, Ltd. (SGX)	977,600	7,390,656

		7,403,202

Canada — 2.7%
Allied Properties Real Estate Investment Trust	97,964	2,773,900
Canadian Real Estate Investment Trust	84,962	3,079,350
Chartwell Retirement Residences	115,778	1,378,177
RioCan Real Estate Investment Trust	168,833	3,162,064

		10,393,491

Cayman Islands — 2.4%
Cheung Kong Property Holdings, Ltd.	1,223,000	9,181,269

Finland — 0.3%
Citycon OYJ	528,448	1,329,735

France — 6.0%
Fonciere Des Regions	50,838	4,737,749
Klepierre	199,449	8,330,213
Unibail-Rodamco SE (Euronext Amsterdam)	25,927	6,688,575
Unibail-Rodamco SE (Euronext Paris)	13,881	3,580,981

		23,337,518

Germany — 3.2%
Vonovia SE	321,195	12,619,477

Hong Kong — 4.3%
Link REIT	659,000	5,200,929
Sun Hung Kai Properties, Ltd.	765,504	11,326,538

		16,527,467

Ireland — 0.8%
Green REIT PLC	1,901,050	3,079,453

Japan — 12.6%
AEON REIT Investment Corp.#	2,277	2,504,186
Kenedix Retail REIT Corp#	1,324	2,900,247
Mitsubishi Estate Co., Ltd.	498,500	9,310,585
Mitsui Fudosan Co., Ltd.	226,600	5,362,696
Nippon Building Fund, Inc.	1,278	6,808,307
Nomura Real Estate Master Fund, Inc.	4,673	7,029,542
Orix JREIT, Inc.#	4,180	6,620,063
Sumitomo Realty & Development Co., Ltd.	280,000	8,444,244

		48,979,870

Jersey — 0.2%
Kennedy Wilson Europe Real Estate PLC	53,749	714,690

Norway — 0.7%
Entra ASA*	223,442	2,710,616

Singapore — 3.2%
Ascendas Real Estate Investment Trust	1,481,100	2,804,526
City Developments, Ltd.	669,000	5,149,315
Mapletree Greater China Commercial Trust#	5,587,100	4,300,409

		12,254,250

Spain — 1.2%
Merlin Properties Socimi SA	374,447	4,748,967

Security Description	Shares	Value (Note 2)

Sweden — 0.4%
Hufvudstaden AB, Class A	99,874	$1,697,240

Switzerland — 0.9%
PSP Swiss Property AG	35,994	3,394,819

United Kingdom — 4.8%
Big Yellow Group PLC	337,353	3,427,315
British Land Co. PLC	326,463	2,666,803
Derwent London PLC	63,795	2,273,561
Hammerson PLC	597,097	4,504,427
Tritax Big Box REIT PLC	1,529,138	2,906,073
UNITE Group PLC	329,400	2,673,819

		18,451,998

United States — 46.1%
Acadia Realty Trust#	40,641	1,103,403
American Campus Communities, Inc.#	26,179	1,242,455
American Homes 4 Rent, Class A#	132,528	2,977,904
American Tower Corp.	86,398	11,334,554
Apple Hospitality REIT, Inc.	121,338	2,271,447
AvalonBay Communities, Inc.#	35,828	6,851,747
Boston Properties, Inc.	57,234	6,943,629
Brandywine Realty Trust#	123,328	2,149,607
Brixmor Property Group, Inc.	73,351	1,323,252
Brookdale Senior Living, Inc.†	69,719	957,939
Cousins Properties, Inc.	305,275	2,613,154
Crown Castle International Corp.#	68,891	7,002,770
CyrusOne, Inc.	43,160	2,428,182
DiamondRock Hospitality Co.#	11,648	129,176
Digital Realty Trust, Inc.	16,813	1,987,128
EastGroup Properties, Inc.	13,299	1,083,071
Equinix, Inc.	14,474	6,383,179
Equity LifeStyle Properties, Inc.	9,719	820,284
Equity Residential	116,253	7,566,908
Essex Property Trust, Inc.#	18,975	4,875,057
Extra Space Storage, Inc.#	28,132	2,179,386
Federal Realty Investment Trust#	36,033	4,422,690
GGP, Inc.	137,320	3,059,490
HCP, Inc.	102,508	3,212,601
Healthcare Realty Trust, Inc.	76,530	2,545,388
Host Hotels & Resorts, Inc.#	236,744	4,259,025
Hudson Pacific Properties, Inc.	104,457	3,422,011
InfraREIT, Inc.	23,616	455,553
Invitation Homes, Inc.	44,217	951,550
Lamar Advertising Co., Class A#	21,708	1,519,777
Liberty Property Trust	91,389	3,755,174
Macerich Co.#	58,660	3,367,671
Mid-America Apartment Communities, Inc.#	22,242	2,267,350
National Health Investors, Inc.#	19,125	1,444,320
National Retail Properties, Inc.	58,301	2,237,009
Paramount Group, Inc.	88,511	1,364,840
Pebblebrook Hotel Trust#	62,887	1,944,466
Physicians Realty Trust#	38,582	784,758
Prologis, Inc.	118,631	6,588,766
Public Storage	35,387	7,620,590
QTS Realty Trust, Inc., Class A	26,393	1,378,242
Realty Income Corp.#	41,595	2,284,813
Regency Centers Corp.	17,106	1,041,071
Retail Opportunity Investments Corp.#	73,118	1,444,812
RLJ Lodging Trust	32,934	670,207
SBA Communications Corp.†#	29,074	4,017,445
Simon Property Group, Inc.#	63,683	9,823,103
SL Green Realty Corp.#	11,714	1,183,465
Sun Communities, Inc.	34,350	2,958,909
Terreno Realty Corp.	27,677	904,484
Ventas, Inc.#	30,374	2,019,567
Vornado Realty Trust	59,127	5,451,509

63

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Washington Real Estate Investment Trust#	67,047	$2,166,289
Weingarten Realty Investors	28,963	871,497
Welltower, Inc.	79,758	5,785,645
Weyerhaeuser Co.#	208,371	6,867,908

		178,316,227

Total Long-Term Investment Securities
(cost $365,887,263)		380,289,263

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.47%(3)	4,322,158	4,322,158
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(3)(4)	2,392,080	2,392,080

		6,714,238

Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$1,369,000	1,369,000

Total Short-Term Investment Securities
(cost $8,083,238)		8,083,238

TOTAL INVESTMENTS —
(cost $373,970,501)(5)	100.3%	388,372,501
Liabilities in excess of other assets	(0.3)	(1,235,081)

NET ASSETS —	100.0%	$387,137,420

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $2,710,616 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $9,276 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of May 31, 2017.
(4)	At May 31, 2017, the Fund had loaned securities with a total value of $36,430,287. This was secured by collateral of $2,392,080, which was received in cash and subsequently invested in short-term investments currently valued at $2,392,080 as reported in the Portfolio of Investments. Additional collateral of $34,800,118 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$2,665,098
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	2,726,716
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	6,424,728
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	7,349,627
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	15,633,949

(5)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

Euronext Paris—Euronext Stock Exchange, Paris

OTC—Over the Counter

SGX—Singapore Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$25,139,698	$—	$9,276	$25,148,974
Other Countries	355,140,289	—	—	355,140,289
Short-Term Investment Securities:
Registered Investment Companies	6,714,238	—	—	6,714,238
Time Deposits	—	1,369,000	—	1,369,000

Total Investments at Value	$386,994,225	$1,369,000	$9,276	$388,372,501

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

64

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Repurchase Agreements	5.5%
Real Estate Investment Trusts	3.8
Banks — Commercial	3.5
Applications Software	2.6
Insurance — Life/Health	2.4
Insurance — Multi — line	2.3
Cosmetics & Toiletries	2.1
Web Portals/ISP	2.1
Medical — Drugs	2.0
Insurance — Property/Casualty	2.0
Medical — Biomedical/Gene	2.0
Electronic Components — Semiconductors	1.7
Oil Companies — Exploration & Production	1.7
Finance — Credit Card	1.6
Telephone — Integrated	1.5
Insurance — Reinsurance	1.5
Transport — Rail	1.4
Beverages — Non — alcoholic	1.4
Banks — Super Regional	1.3
Cable/Satellite TV	1.2
Food — Misc./Diversified	1.2
Investment Management/Advisor Services	1.2
Multimedia	1.2
Chemicals — Diversified	1.2
Commercial Services — Finance	1.1
Internet Content — Entertainment	1.1
Computer Services	1.0
Auto/Truck Parts & Equipment — Original	1.0
Enterprise Software/Service	0.9
Medical Products	0.9
Commercial Services	0.9
Chemicals — Specialty	0.9
Data Processing/Management	0.9
Electric — Integrated	0.8
Finance — Other Services	0.8
Gas — Distribution	0.8
Consumer Products — Misc.	0.8
Transport — Services	0.8
Electronic Components — Misc.	0.8
Real Estate Operations & Development	0.8
Machinery — Electrical	0.8
Semiconductor Equipment	0.7
Distribution/Wholesale	0.7
Diversified Manufacturing Operations	0.7
Networking Products	0.7
Electric Products — Misc.	0.7
Hotels/Motels	0.7
Food — Retail	0.7
Building & Construction Products — Misc.	0.7
Real Estate Management/Services	0.6
Diagnostic Equipment	0.6
Oil — Field Services	0.6
Semiconductor Components — Integrated Circuits	0.6
Pipelines	0.6
Telecom Services	0.6
Machinery — General Industrial	0.6
Retail — Restaurants	0.5
Oil Companies — Integrated	0.5
Registered Investment Companies	0.5
Import/Export	0.5
Diversified Operations	0.5
Auto — Cars/Light Trucks	0.4
Investment Companies	0.4
Electronic Measurement Instruments	0.4
Advertising Agencies	0.4
Finance — Investment Banker/Broker	0.4
E — Commerce/Services	0.4
U.S. Government Treasuries	0.4
Machinery — Farming	0.4

Building — Residential/Commercial	0.4%
Industrial Gases	0.4
Airport Development/Maintenance	0.4
Oil Refining & Marketing	0.4
Electric — Distribution	0.4
Retail — Apparel/Shoe	0.4
Medical Labs & Testing Services	0.4
Machinery — Construction & Mining	0.4
Retail — Major Department Stores	0.3
Computer Aided Design	0.3
Insurance Brokers	0.3
Steel — Producers	0.3
Toys	0.3
Water	0.3
Broadcast Services/Program	0.3
Consulting Services	0.3
Paper & Related Products	0.3
Retail — Discount	0.3
Satellite Telecom	0.3
Retail — Auto Parts	0.3
Finance — Consumer Loans	0.3
Food — Catering	0.2
Television	0.2
Industrial Automated/Robotic	0.2
Medical — Wholesale Drug Distribution	0.2
Internet Security	0.2
Electronic Forms	0.2
Medical Instruments	0.2
Entertainment Software	0.2
Soap & Cleaning Preparation	0.2
Wireless Equipment	0.2
Retail — Building Products	0.2
Private Equity	0.2
Cellular Telecom	0.2
Retail — Drug Store	0.2
Computers — Memory Devices	0.2
Rubber — Tires	0.2
Building Products — Air & Heating	0.2
Computers	0.2
Gold Mining	0.2
Audio/Video Products	0.2
Tools — Hand Held	0.2
Apparel Manufacturers	0.2
Banks — Fiduciary	0.2
Retail — Jewelry	0.2
Medical — Hospitals	0.2
Medical Information Systems	0.2
Medical — HMO	0.2
Containers — Paper/Plastic	0.2
Non — Hazardous Waste Disposal	0.2
Retail — Consumer Electronics	0.2
Electric — Transmission	0.2
Building Products — Cement	0.2
Metal — Diversified	0.2
Food — Meat Products	0.2
Telecommunication Equipment	0.2
Rental Auto/Equipment	0.2
Cruise Lines	0.2
Resorts/Theme Parks	0.2
Human Resources	0.2
Public Thoroughfares	0.1
E-Commerce/Products	0.1
Office Automation & Equipment	0.1
Optical Supplies	0.1
Electronic Security Devices	0.1
Pharmacy Services	0.1
Vitamins & Nutrition Products	0.1
Metal Processors & Fabrication	0.1
Savings & Loans/Thrifts	0.1

65

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Diagnostic Kits	0.1%
Office Supplies & Forms	0.1
Publishing — Periodicals	0.1
Auto — Heavy Duty Trucks	0.1
Diversified Banking Institutions	0.1
Transport — Truck	0.1
Computers — Integrated Systems	0.1
Retail — Regional Department Stores	0.1
Metal — Copper	0.1
Oil Field Machinery & Equipment	0.1
Retail — Perfume & Cosmetics	0.1
Food — Dairy Products	0.1
Dialysis Centers	0.1
Home Decoration Products	0.1
Machinery — Pumps	0.1
Printing — Commercial	0.1
Finance — Mortgage Loan/Banker	0.1
Transactional Software	0.1
Medical — Generic Drugs	0.1
Non — Ferrous Metals	0.1
Dental Supplies & Equipment	0.1
Power Converter/Supply Equipment	0.1
Retail — Catalog Shopping	0.1
Silver Mining	0.1
Finance — Leasing Companies	0.1
Travel Services	0.1
Security Services	0.1
Gas — Transportation	0.1
Coatings/Paint	0.1
Airlines	0.1
E-Services/Consulting	0.1
Chemicals — Plastics	0.1
Retirement/Aged Care	0.1
Finance — Commercial	0.1
Containers — Metal/Glass	0.1
Food — Confectionery	0.1
Metal — Iron	0.1
Radio	0.1
Decision Support Software	0.1
Electronic Connectors	0.1
Energy — Alternate Sources	0.1
Instruments — Scientific	0.1
Steel — Specialty	0.1
Retail — Automobile	0.1
Physicians Practice Management	0.1
Aerospace/Defense	0.1
Building Products — Wood	0.1
Retail — Vision Service Center	0.1
Water Treatment Systems	0.1
Steel Pipe & Tube	0.1

99.8%

Country Allocation*

United States	55.6%
Japan	9.6
United Kingdom	5.8
Canada	3.3
France	3.2
Switzerland	3.0
Germany	2.5
Australia	2.0
Netherlands	1.9
Hong Kong	1.4
Spain	1.3
Bermuda	1.3
Ireland	1.2
Sweden	1.2
Singapore	1.0
Denmark	0.9
Finland	0.6
Jersey	0.6
Italy	0.6
Belgium	0.6
Cayman Islands	0.4
Norway	0.3
Curacao	0.3
New Zealand	0.3
Luxembourg	0.3
Austria	0.2
Portugal	0.2
Israel	0.1
Liberia	0.1

99.8%

*	Calculated as a percentage of net assets

66

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.4%
Australia — 2.0%
Amcor, Ltd.	22,626	$257,900
APA Group	49,311	351,016
ASX, Ltd.	15,070	572,430
BGP Holdings PLC†(1)(2)	60,919	1,179
Computershare, Ltd.	26,169	280,201
CSL, Ltd.	7,914	760,290
Dexus	63,132	487,398
Fortescue Metals Group, Ltd.	69,960	252,121
Goodman Group	33,750	213,163
GPT Group	103,827	404,259
Insurance Australia Group, Ltd.	93,362	441,210
QBE Insurance Group, Ltd.	23,435	224,633
Ramsay Health Care, Ltd.	6,273	321,293
Santos, Ltd.†	117,251	292,735
Scentre Group	70,481	223,100
Sonic Healthcare, Ltd.	11,410	196,355
South32, Ltd.	154,813	303,689
Stockland	80,658	282,884
Sydney Airport	38,727	214,094
Transurban Group	93,111	852,373
Vicinity Centres	94,165	193,115
Wesfarmers, Ltd.	11,407	361,924
Westfield Corp.	35,582	224,205
Woodside Petroleum, Ltd.	15,244	364,165
Woolworths, Ltd.	11,583	224,206

		8,299,938

Austria — 0.2%
Erste Group Bank AG	7,963	288,931
OMV AG	6,429	335,138
voestalpine AG	5,591	253,141

		877,210

Belgium — 0.6%
Ageas	5,216	210,616
Groupe Bruxelles Lambert SA	5,139	499,298
KBC Group NV	3,665	275,762
Proximus SADP	11,201	402,581
UCB SA	8,212	579,511
Umicore SA	6,908	457,535

		2,425,303

Bermuda — 1.3%
Arch Capital Group, Ltd.†	5,140	499,865
Axis Capital Holdings, Ltd.	3,374	221,267
Everest Re Group, Ltd.	2,701	687,810
Hongkong Land Holdings, Ltd.	29,900	226,044
IHS Markit, Ltd.†	14,311	656,159
Invesco, Ltd.	12,366	392,002
Jardine Matheson Holdings, Ltd.	4,000	255,560
Li & Fung, Ltd.	380,000	156,534
Norwegian Cruise Line Holdings, Ltd.†	5,016	250,650
NWS Holdings, Ltd.	120,000	232,222
RenaissanceRe Holdings, Ltd.	5,045	720,729
Shangri-La Asia, Ltd.	344,000	526,205
XL Group, Ltd.	10,099	441,225

		5,266,272

Canada — 3.3%
Agnico Eagle Mines, Ltd.	5,318	257,032
Alimentation Couche-Tard, Inc., Class B	4,191	193,844
AltaGas, Ltd.	7,389	164,698
ARC Resources, Ltd.	19,368	241,876
Bank of Montreal	7,598	509,983
BCE, Inc.	9,210	417,325
Brookfield Asset Management, Inc., Class A	14,200	537,579

Security Description	Shares	Value (Note 2)

Canada (continued)
Cameco Corp.	16,563	$152,652
Canadian Imperial Bank of Commerce	2,567	200,708
Canadian National Railway Co.	7,893	611,936
Canadian Tire Corp., Ltd., Class A	2,465	280,578
CGI Group, Inc., Class A†	5,081	251,897
CI Financial Corp.	13,200	262,368
Crescent Point Energy Corp.	13,896	120,562
Empire Co., Ltd., Class A	16,200	245,725
Encana Corp.	22,021	214,040
Fairfax Financial Holdings, Ltd.	849	372,502
First Capital Realty, Inc.	29,984	446,813
Fortis, Inc.	8,562	281,861
Franco-Nevada Corp.	2,469	184,364
Great-West Lifeco, Inc.	22,215	552,230
IGM Financial, Inc.	10,180	296,768
Industrial Alliance Insurance & Financial Services, Inc.	5,774	213,760
Intact Financial Corp.	8,048	552,758
Keyera Corp.	8,694	258,725
Manulife Financial Corp.	31,548	544,853
Metro, Inc., Class A	9,254	309,917
National Bank of Canada	5,260	207,464
Onex Corp.	3,661	266,109
Open Text Corp.	6,092	198,835
Pembina Pipeline Corp.	10,586	338,304
Power Corp. of Canada	15,066	321,429
Power Financial Corp.	11,025	263,128
RioCan Real Estate Investment Trust	7,948	148,858
Rogers Communications, Inc., Class B	5,695	265,599
Saputo, Inc.	6,025	201,153
Shaw Communications, Inc., Class B	29,396	628,026
Sun Life Financial, Inc.	8,746	287,141
Suncor Energy, Inc.	12,839	401,845
Thomson Reuters Corp.	14,735	642,696
Tourmaline Oil Corp.†	6,974	139,444
Trisura Group, Ltd.†	84	1,275
Turquoise Hill Resources, Ltd.†	54,175	141,167
Valeant Pharmaceuticals International, Inc.†	4,200	50,990
Vermilion Energy, Inc.	5,604	175,357
Waste Connections, Inc.	2,472	235,211
Wheaton Precious Metals Corp.	7,836	160,102
Yamana Gold, Inc.	37,744	97,793

		13,849,280

Cayman Islands — 0.4%
ASM Pacific Technology, Ltd.	24,900	357,241
Cheung Kong Property Holdings, Ltd.	30,808	231,281
CK Hutchison Holdings, Ltd.	49,808	649,401
WH Group, Ltd.*	232,000	217,336

		1,455,259

Curacao — 0.3%
Schlumberger, Ltd.	19,117	1,330,352

Denmark — 0.9%
Chr. Hansen Holding A/S	3,663	256,520
Danske Bank A/S	6,869	257,998
DSV A/S	8,768	533,777
Genmab A/S†	1,023	218,306
Novo Nordisk A/S, Class B	24,237	1,030,030
Novozymes A/S, Class B	7,595	343,879
Pandora A/S	1,457	138,077
TDC A/S	41,179	245,838
Tryg A/S	10,121	208,184
Vestas Wind Systems A/S	2,688	238,904
William Demant Holding A/S†	9,330	244,753

		3,716,266

67

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finland — 0.6%
Elisa Oyj	8,794	$342,496
Kone Oyj, Class B	3,953	195,875
Metso Oyj	7,856	267,222
Nokia OYJ	74,983	475,490
Nokian Renkaat Oyj	5,042	206,054
Orion Oyj, Class B	5,436	351,736
Sampo Oyj, Class A	11,249	571,551
UPM-Kymmene Oyj	10,130	285,626

		2,696,050

France — 3.2%
Accor SA	4,597	218,258
Aeroports de Paris	2,815	430,221
Air Liquide SA	4,183	509,838
Arkema SA	2,361	246,710
Atos SE	2,660	381,582
AXA SA	24,468	652,520
Bureau Veritas SA	12,706	291,246
Cap Gemini SA	2,743	283,977
Casino Guichard Perrachon SA	3,259	200,952
Cie de Saint-Gobain	5,254	293,776
CNP Assurances	12,364	271,949
Credit Agricole SA	21,290	326,216
Danone SA	8,969	665,777
Dassault Systemes SE	5,876	542,190
Essilor International SA	5,692	756,742
Eutelsat Communications SA	9,358	240,732
Fonciere Des Regions	2,037	189,834
Gecina SA	2,109	324,217
ICADE	2,531	204,056
Iliad SA	890	230,850
Imerys SA	2,842	246,529
Kering	1,881	622,073
Klepierre	8,921	372,596
L’Oreal SA	5,556	1,188,661
Lagardere SCA	9,463	297,435
Legrand SA	5,384	369,116
Schneider Electric SE	4,708	362,595
SCOR SE	8,324	327,697
Societe BIC SA	1,493	182,391
Sodexo SA	5,101	695,934
Unibail-Rodamco SE	1,363	351,623
Veolia Environnement SA	10,211	224,708
Vivendi SA	16,981	368,254
Wendel SA	1,751	267,117
Zodiac Aerospace	7,756	205,445

		13,343,817

Germany — 2.5%
Allianz SE	5,828	1,118,862
Beiersdorf AG	7,692	826,061
Brenntag AG	5,411	313,040
Continental AG	1,377	306,277
Daimler AG	9,784	710,119
Deutsche Wohnen AG	5,229	205,090
Fraport AG Frankfurt Airport Services Worldwide	3,354	271,916
Fresenius SE & Co. KGaA	4,930	422,060
FUCHS PETROLUB SE (Preference Shares)	5,308	296,139
Hannover Rueck SE	2,979	354,725
Henkel AG & Co. KGaA	1,677	208,260
Henkel AG & Co. KGaA (Preference Shares)	3,268	458,705
Infineon Technologies AG	13,282	293,781
LANXESS AG	4,176	311,630
Linde AG	1,471	280,833
Merck KGaA	5,817	702,135

Security Description	Shares	Value (Note 2)

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	$665,137
SAP SE	14,724	1,578,596
Symrise AG	4,994	358,872
Telefonica Deutschland Holding AG	42,775	212,771
TUI AG	19,530	301,458
Vonovia SE	9,834	386,369

		10,582,836

Hong Kong — 1.4%
AIA Group, Ltd.	174,800	1,239,350
Bank of East Asia, Ltd.	76,000	320,871
BOC Hong Kong Holdings, Ltd.	61,000	275,154
Hang Lung Properties, Ltd.	92,000	237,894
Hang Seng Bank, Ltd.	17,700	373,645
Henderson Land Development Co., Ltd.	34,189	220,905
HKT Trust & HKT, Ltd.	123,000	161,000
Hong Kong & China Gas Co., Ltd.	370,436	791,970
Hong Kong Exchanges & Clearing, Ltd.	15,800	398,824
Link REIT	62,500	493,260
PCCW, Ltd.	360,000	209,739
Power Assets Holdings, Ltd.	20,000	179,145
Sun Hung Kai Properties, Ltd.	15,000	221,943
Swire Pacific, Ltd., Class A	16,500	162,405
Swire Properties, Ltd.	113,600	379,029
Techtronic Industries Co., Ltd.	43,500	205,706

		5,870,840

Ireland — 1.2%
Accenture PLC, Class A	8,675	1,079,777
Alkermes PLC†#	4,103	236,989
CRH PLC	8,730	314,358
DCC PLC	4,121	391,591
Jazz Pharmaceuticals PLC†	1,834	266,957
Johnson Controls International PLC	14,883	621,514
Kerry Group PLC, Class A	6,361	561,575
Pentair PLC	4,813	318,717
Perrigo Co. PLC#	5,230	381,006
Weatherford International PLC†#	47,110	226,128
Willis Towers Watson PLC	3,025	443,556

		4,842,168

Israel — 0.1%
Check Point Software Technologies, Ltd.†	2,287	256,258
NICE, Ltd.	4,159	323,619

		579,877

Italy — 0.6%
Assicurazioni Generali SpA	34,830	549,724
Atlantia SpA	7,576	210,890
Intesa Sanpaolo SpA	146,572	419,532
Italgas SpA	12,326	65,244
Luxottica Group SpA	3,520	213,329
Snam SpA	61,634	282,624
Terna Rete Elettrica Nazionale SpA	60,973	344,525
UniCredit SpA†	8,344	145,941
Unione di Banche Italiane SpA	64,284	242,781

		2,474,590

Japan — 9.6%
Aeon Co., Ltd.	14,600	220,549
AEON Financial Service Co., Ltd.	8,700	178,713
Aisin Seiki Co., Ltd.	8,300	409,192
Ajinomoto Co., Inc.	11,000	235,494
Amada Holdings Co., Ltd.	18,000	209,661
Aozora Bank, Ltd.	52,000	191,097
Astellas Pharma, Inc.	32,800	414,183

68

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Bridgestone Corp.	7,800	$327,635
Canon, Inc.	17,600	600,704
Central Japan Railway Co.	1,900	311,120
Chiba Bank, Ltd.	79,000	518,582
Chubu Electric Power Co., Inc.	12,500	169,695
Chugai Pharmaceutical Co., Ltd.	5,000	190,068
Concordia Financial Group, Ltd.	45,800	210,866
Dai Nippon Printing Co., Ltd.	16,000	177,842
Dai-ichi Life Holdings, Inc.	16,600	276,467
Daiichi Sankyo Co., Ltd.	15,200	333,302
Daikin Industries, Ltd.	2,200	215,630
Daito Trust Construction Co., Ltd.	1,300	205,066
Daiwa House Industry Co., Ltd.	9,500	310,433
Denso Corp.	13,700	583,997
Dentsu, Inc.	3,800	193,517
East Japan Railway Co.	5,600	536,740
Eisai Co., Ltd.	3,900	205,512
FANUC Corp.	2,800	550,393
Fuji Electric Co., Ltd.	45,000	240,948
FUJIFILM Holdings Corp.	4,600	167,718
Hankyu Hanshin Holdings, Inc.	4,800	172,713
Hisamitsu Pharmaceutical Co., Inc.	3,000	150,880
Hitachi Chemical Co., Ltd.	9,900	273,088
Hitachi Metals, Ltd.	17,700	235,734
Hitachi, Ltd.	44,000	265,669
Hoya Corp.	12,800	630,350
Idemitsu Kosan Co., Ltd.	10,300	288,307
Inpex Corp.	24,600	226,231
Isuzu Motors, Ltd.	15,000	183,251
JFE Holdings, Inc.	14,000	233,418
JTEKT Corp.	16,100	241,754
JXTG Holdings, Inc.	91,800	399,858
Kajima Corp.	25,000	192,099
Kao Corp.	10,000	630,519
KDDI Corp.	23,700	656,110
Keikyu Corp.	26,000	309,418
Keio Corp.	31,000	257,517
Keyence Corp.	1,400	635,973
Kintetsu Group Holdings Co., Ltd.	42,000	161,932
Komatsu, Ltd.	10,600	252,055
Kubota Corp.	25,000	395,485
Kurita Water Industries, Ltd.	7,900	209,074
Kyocera Corp.	5,600	322,651
Kyowa Hakko Kirin Co., Ltd.	10,000	171,016
LIXIL Group Corp.	10,600	257,750
Mabuchi Motor Co., Ltd.	4,500	253,544
Marubeni Corp.	66,200	408,856
McDonald’s Holdings Co. Japan, Ltd.	6,400	229,129
MEIJI Holdings Co., Ltd.	1,700	139,070
Mitsubishi Chemical Holdings Corp.	39,800	301,330
Mitsubishi Corp.	16,100	322,436
Mitsubishi Electric Corp.	29,000	399,847
Mitsubishi Estate Co., Ltd.	10,000	186,772
Mitsubishi Logistics Corp.	14,000	177,860
Mitsubishi Materials Corp.	7,700	217,269
Mitsui & Co., Ltd.	29,600	399,700
Mitsui Fudosan Co., Ltd.	12,000	283,991
MS&AD Insurance Group Holdings, Inc.	8,100	284,140
Murata Manufacturing Co., Ltd.	1,600	221,761
Nagoya Railroad Co., Ltd.	31,000	144,713
NGK Insulators, Ltd.	10,000	200,813
NGK Spark Plug Co., Ltd.	14,200	288,616
Nidec Corp.	3,800	376,569
Nikon Corp.	13,400	206,535
Nintendo Co., Ltd.	1,500	455,756

Security Description	Shares	Value (Note 2)

Japan (continued)
Nippon Steel & Sumitomo Metal Corp.	12,600	$268,098
Nippon Telegraph & Telephone Corp.	13,700	656,610
Nissan Motor Co., Ltd.	41,200	394,888
Nitori Holdings Co., Ltd.	1,400	204,659
NOK Corp.	10,500	229,815
NSK, Ltd.	45,900	547,070
NTT Data Corp.	3,700	199,449
NTT DOCOMO, Inc.	24,700	605,959
Omron Corp.	5,600	234,113
Ono Pharmaceutical Co., Ltd.	5,900	122,635
Oracle Corp. Japan†	3,200	188,388
Oriental Land Co., Ltd.	4,100	264,843
ORIX Corp.	19,200	303,039
Osaka Gas Co., Ltd.	46,000	181,633
Otsuka Holdings Co., Ltd.	6,100	275,120
Panasonic Corp.	27,800	356,568
Rakuten, Inc.	17,000	206,610
Resona Holdings, Inc.	115,700	592,029
Ryohin Keikaku Co., Ltd.	700	182,221
Santen Pharmaceutical Co., Ltd.	16,600	228,578
Secom Co., Ltd.	4,000	292,479
Sekisui House, Ltd.	11,400	195,576
Shimadzu Corp.	13,000	251,431
Shimano, Inc.	1,200	186,366
Shin-Etsu Chemical Co., Ltd.	6,700	600,852
Shionogi & Co., Ltd.	4,000	213,779
Shiseido Co., Ltd.	7,800	262,559
Shizuoka Bank, Ltd.	74,000	614,718
SMC Corp.	700	221,282
SoftBank Group Corp.	12,800	1,040,527
Sompo Holdings, Inc.	6,700	258,563
Sony Corp.	12,900	469,875
Sumitomo Chemical Co., Ltd.	43,000	224,415
Sumitomo Corp.	34,800	443,838
Sumitomo Dainippon Pharma Co., Ltd.	10,300	157,174
Sumitomo Mitsui Financial Group, Inc.	14,200	509,533
Sumitomo Mitsui Trust Holdings, Inc.	5,800	196,388
Suntory Beverage & Food, Ltd.	4,900	238,032
Sysmex Corp.	2,700	160,415
TDK Corp.	3,300	199,341
Terumo Corp.	5,100	207,224
Tobu Railway Co., Ltd.	40,000	213,454
Tohoku Electric Power Co., Inc.	14,100	209,304
Tokio Marine Holdings, Inc.	10,400	441,354
Tokyo Electron, Ltd.	2,600	368,343
Tokyo Gas Co., Ltd.	46,000	238,826
Tokyu Corp.	27,000	198,447
Toppan Printing Co., Ltd.	20,000	220,316
Toray Industries, Inc.	28,000	233,835
TOTO, Ltd.	5,500	209,571
Toyoda Gosei Co., Ltd.	13,600	326,891
Toyota Industries Corp.	7,200	362,113
Toyota Motor Corp.	3,500	187,467
Toyota Tsusho Corp.	8,500	260,564
Trend Micro, Inc.	9,900	497,011
Unicharm Corp.	8,500	229,941
West Japan Railway Co.	4,500	312,379
Yahoo Japan Corp.	40,100	180,314
Yakult Honsha Co., Ltd.	3,400	240,379
Yamaguchi Financial Group, Inc.	19,000	217,707
Yamato Holdings Co., Ltd.	7,900	171,624
Yamazaki Baking Co., Ltd.	9,000	186,501

		40,129,716

69

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Jersey — 0.6%
Delphi Automotive PLC	3,496	$307,543
Randgold Resources, Ltd.	3,036	288,099
Shire PLC	16,732	963,982
Wolseley PLC	4,223	278,042
WPP PLC	28,561	641,782

		2,479,448

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	2,630	289,773

Luxembourg — 0.3%
RTL Group SA	6,325	492,247
SES SA FDR	14,875	367,950
Tenaris SA	13,542	204,607

		1,064,804

Netherlands — 1.9%
Aegon NV	70,452	350,758
Akzo Nobel NV	3,724	311,702
ASML Holding NV	3,981	525,466
Boskalis Westminster NV	5,238	180,554
CNH Industrial NV	27,566	305,792
Core Laboratories NV#	3,430	350,683
EXOR NV	4,981	277,812
ING Groep NV	48,736	815,191
Koninklijke Ahold Delhaize NV	21,039	463,938
Koninklijke DSM NV	3,564	265,280
Koninklijke KPN NV	50,803	173,092
Koninklijke Philips NV	22,996	812,692
Koninklijke Vopak NV	4,605	208,524
LyondellBasell Industries NV, Class A	6,634	534,170
NN Group NV	13,556	487,300
QIAGEN NV	15,177	510,961
RELX NV	25,248	523,852
STMicroelectronics NV	31,470	519,141
Wolters Kluwer NV	11,114	487,535

		8,104,443

New Zealand — 0.3%
Auckland International Airport, Ltd.	69,767	345,515
Contact Energy, Ltd.	48,523	177,393
Fletcher Building, Ltd.	30,262	162,091
Ryman Healthcare, Ltd.	45,044	265,841
Spark New Zealand, Ltd.	95,487	254,374

		1,205,214

Norway — 0.3%
DNB ASA	15,128	256,212
Gjensidige Forsikring ASA	23,102	372,397
Marine Harvest ASA	10,328	180,908
Orkla ASA	35,200	351,821
Telenor ASA	11,202	184,948

		1,346,286

Papua New Guinea — 0.0%
Oil Search, Ltd.	36,637	193,557

Portugal — 0.2%
Banco Espirito Santo SA†(1)(2)	126,030	0
EDP— Energias de Portugal SA	93,029	342,146
Galp Energia SGPS SA	33,940	523,477

		865,623

Singapore — 1.0%
Broadcom, Ltd.	4,530	1,084,844
CapitaLand, Ltd.	80,000	205,832
City Developments, Ltd.	29,500	227,062

Security Description	Shares	Value (Note 2)

Singapore (continued)
ComfortDelGro Corp., Ltd.	159,000	$275,792
DBS Group Holdings, Ltd.	27,000	399,444
Jardine Cycle & Carriage, Ltd.	9,200	291,363
Oversea-Chinese Banking Corp., Ltd.	106,000	803,628
Singapore Telecommunications, Ltd.	97,000	261,490
StarHub, Ltd.	112,000	218,552
United Overseas Bank, Ltd.	27,000	448,423

		4,216,430

Spain — 1.3%
Aena SA*	1,353	273,124
Amadeus IT Group SA	6,764	393,974
Banco Bilbao Vizcaya Argentaria SA	92,461	753,236
Banco de Sabadell SA	138,750	285,856
Banco Santander SA	182,417	1,184,631
Bankinter SA	27,525	253,422
CaixaBank SA	80,880	381,961
Enagas SA	7,953	236,438
Grifols SA	10,560	298,818
Red Electrica Corp. SA	13,704	307,503
Repsol SA	25,496	427,179
Telefonica SA	60,355	672,167

		5,468,309

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	191,000	175,496

Sweden — 1.2%
ASSA ABLOY AB, Class B	30,513	685,291
Atlas Copco AB, Class A	11,320	418,864
Atlas Copco AB, Class B	7,859	259,604
Boliden AB	9,577	262,141
Getinge AB, Class B	9,028	187,906
Hennes & Mauritz AB, Class B	7,515	187,196
Hexagon AB, Class B	5,022	219,973
Industrivarden AB, Class C	11,313	267,355
Investor AB, Class B	16,914	781,928
Nordea Bank AB	21,352	274,166
Skandinaviska Enskilda Banken AB, Class A	20,839	251,274
Svenska Cellulosa AB SCA, Class B	6,725	237,310
Svenska Handelsbanken AB, Class A	38,558	543,008
Telefonaktiebolaget LM Ericsson, Class B	32,965	240,465

		4,816,481

Switzerland — 3.0%
ABB, Ltd.	28,594	718,282
Actelion, Ltd.†	2,230	633,163
Aryzta AG	5,640	178,072
Baloise Holding AG	1,739	266,088
Chubb, Ltd.	13,729	1,965,855
Coca-Cola HBC AG	11,386	330,522
EMS-Chemie Holding AG	379	266,284
Garmin, Ltd.#	4,306	224,084
Geberit AG	1,734	811,724
Givaudan SA	203	416,459
Kuehne & Nagel International AG	1,294	208,820
Pargesa Holding SA	6,739	523,924
Partners Group Holding AG†	508	311,288
Schindler Holding AG	1,585	329,584
Schindler Holding AG (Participation Certificate)	1,303	279,421
SGS SA	169	402,194
Sika AG	52	335,016
Sonova Holding AG	3,591	594,700
Swatch Group AG	670	259,547
Swiss Life Holding AG	909	303,235
Swiss Prime Site AG	12,310	1,133,707

70

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re AG	4,613	$420,554
Swisscom AG	1,889	905,737
Vifor Pharma AG	1,560	183,454
Zurich Insurance Group AG	1,749	514,109

		12,515,823

United Kingdom — 5.8%
3i Group PLC	53,962	622,270
Aberdeen Asset Management PLC	49,339	183,720
Admiral Group PLC	14,174	372,007
Aggreko PLC	10,823	120,554
Antofagasta PLC	29,780	307,344
Aon PLC	3,253	425,850
Ashtead Group PLC	12,566	253,546
Auto Trader Group PLC*	37,662	201,915
Aviva PLC	77,931	527,154
Berkeley Group Holdings PLC	9,279	389,272
British Land Co. PLC	35,934	293,537
BT Group PLC	174,256	695,002
Bunzl PLC	33,711	1,056,338
Burberry Group PLC	11,844	276,976
Capita PLC	35,704	267,967
Compass Group PLC	26,406	568,181
Croda International PLC	4,382	223,751
Direct Line Insurance Group PLC	85,325	383,241
Dixons Carphone PLC	73,651	311,827
Fresnillo PLC	16,790	340,937
GKN PLC	50,050	225,704
Hammerson PLC	52,725	397,751
Hargreaves Lansdown PLC	10,788	194,319
Hikma Pharmaceuticals PLC	10,925	237,608
Inmarsat PLC	21,082	217,305
InterContinental Hotels Group PLC	7,447	419,593
Intertek Group PLC	10,773	596,722
Intu Properties PLC	104,195	365,160
Investec PLC	31,544	247,109
ITV PLC	74,244	187,206
Johnson Matthey PLC	5,956	238,815
Kingfisher PLC	40,468	169,511
Land Securities Group PLC	21,000	289,515
Legal & General Group PLC	161,043	522,475
Liberty Global PLC LiLAC, Class C†#	5,443	114,085
Liberty Global PLC, Class A†	6,033	184,489
Liberty Global PLC, Class C†	7,042	209,288
London Stock Exchange Group PLC	7,068	311,907
Marks & Spencer Group PLC	41,696	205,491
Mediclinic International PLC	12,171	126,787
Merlin Entertainments PLC*	36,892	251,452
Mondi PLC	10,072	262,660
National Grid PLC	70,378	987,943
NEX Group PLC	18,206	151,184
Next PLC	6,024	338,407
Nielsen Holdings PLC	6,062	233,266
Old Mutual PLC	98,150	238,000
Pearson PLC	26,239	238,851
Persimmon PLC	9,136	288,985
Provident Financial PLC	5,712	224,542
RELX PLC	32,929	705,568
Royal Mail PLC	26,021	147,987
RSA Insurance Group PLC	57,944	466,986
Sage Group PLC	44,535	413,431
Schroders PLC	9,585	389,883
Segro PLC	54,440	352,821
Sky PLC	53,434	682,275
Smith & Nephew PLC	25,446	443,921

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Smiths Group PLC	18,020	$372,183
SSE PLC	33,488	649,372
St James’s Place PLC	33,593	507,709
Tate & Lyle PLC	34,732	330,258
TechnipFMC PLC†	6,714	190,741
TP ICAP PLC	14,877	91,490
Travis Perkins PLC	8,814	185,564
United Utilities Group PLC	43,128	571,798
Weir Group PLC	9,425	220,529
Whitbread PLC	4,680	258,745
Worldpay Group PLC*	130,782	523,380

		24,002,160

United States — 49.2%
A.O. Smith Corp.	4,170	228,808
AbbVie, Inc.	20,175	1,331,954
Activision Blizzard, Inc.	9,737	570,393
Acuity Brands, Inc.#	725	118,110
Adobe Systems, Inc.†	7,642	1,084,094
Advance Auto Parts, Inc.	1,590	212,472
Affiliated Managers Group, Inc.	2,068	318,162
Aflac, Inc.	9,919	747,694
Agilent Technologies, Inc.	8,640	521,338
AGNC Investment Corp.#	9,173	190,707
Air Products & Chemicals, Inc.	5,168	744,502
Akamai Technologies, Inc.†	3,270	154,181
Albemarle Corp.	3,348	380,333
Alexion Pharmaceuticals, Inc.†	3,951	387,317
Alleghany Corp.†	398	233,761
Alliance Data Systems Corp.	920	221,840
Allstate Corp.	13,980	1,207,033
Alphabet, Inc., Class A†	4,082	4,029,301
Alphabet, Inc., Class C†	3,801	3,667,433
American Express Co.	15,233	1,172,027
American Tower Corp.	10,755	1,410,948
American Water Works Co., Inc.	5,568	435,306
Ameriprise Financial, Inc.	4,466	539,448
AmerisourceBergen Corp.#	4,394	403,237
AMETEK, Inc.	4,930	300,829
Amgen, Inc.	13,075	2,029,763
Amphenol Corp., Class A	3,249	242,375
Anadarko Petroleum Corp.	8,297	419,247
Analog Devices, Inc.	10,056	862,403
Annaly Capital Management, Inc.	16,295	195,214
ANSYS, Inc.†	4,693	592,867
Antero Resources Corp.†	6,732	138,477
Apache Corp.#	11,520	538,675
Applied Materials, Inc.	9,271	425,353
Assurant, Inc.	5,876	575,730
Atmos Energy Corp.	4,547	378,811
Autodesk, Inc.†#	3,354	374,877
Automatic Data Processing, Inc.	12,257	1,254,749
AvalonBay Communities, Inc.#	1,148	219,544
Avery Dennison Corp.	3,669	309,150
Baker Hughes, Inc.	4,989	275,143
Ball Corp.#	6,352	259,797
Baxter International, Inc.	9,257	549,033
BB&T Corp.	10,844	451,653
Becton Dickinson and Co.	3,884	734,969
Bed Bath & Beyond, Inc.	4,159	143,111
Berkshire Hathaway, Inc., Class B†	17,072	2,821,660
Best Buy Co., Inc.#	5,850	347,432
Biogen, Inc.†	2,412	597,621
BioMarin Pharmaceutical, Inc.†#	3,122	273,612
BlackRock, Inc.	2,225	910,559

71

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Boston Properties, Inc.	1,856	$225,170
Brixmor Property Group, Inc.	13,251	239,048
Broadridge Financial Solutions, Inc.	2,802	212,644
C.H. Robinson Worldwide, Inc.	4,142	277,555
CA, Inc.	12,878	409,134
Cabot Oil & Gas Corp.	10,408	230,954
Calpine Corp.†	12,240	157,284
Campbell Soup Co.	2,840	163,726
Capital One Financial Corp.	8,990	691,511
Cardinal Health, Inc.	7,721	573,593
CarMax, Inc.†	3,715	233,413
Caterpillar, Inc.	4,114	433,739
CBRE Group, Inc., Class A†	6,735	234,917
CBS Corp., Class B	8,634	527,624
CDW Corp.	4,492	270,329
Celanese Corp., Series A	5,247	454,128
Celgene Corp.†	10,195	1,166,410
Centene Corp.†	3,324	241,422
CenterPoint Energy, Inc.	9,924	283,926
CenturyLink, Inc.#	16,446	410,328
Cerner Corp.†	10,843	708,590
Charles Schwab Corp.	16,947	656,696
Chipotle Mexican Grill, Inc.†#	435	207,647
Church & Dwight Co., Inc.	5,892	304,381
Cimarex Energy Co.	1,884	202,643
Cincinnati Financial Corp.	7,048	493,924
Cintas Corp.#	2,934	369,332
Cisco Systems, Inc.	76,377	2,408,167
CIT Group, Inc.#	5,817	262,056
Citizens Financial Group, Inc.	9,141	311,708
Citrix Systems, Inc.†	3,998	329,995
Clorox Co.	10,593	1,437,788
CME Group, Inc.	5,673	665,386
CMS Energy Corp.	10,564	500,839
Coach, Inc.	5,861	270,837
Cognizant Technology Solutions Corp., Class A	8,995	601,855
Colgate-Palmolive Co.	16,984	1,296,898
Comcast Corp., Class A	72,044	3,003,514
Comerica, Inc.	4,468	306,326
Concho Resources, Inc.†	1,786	226,429
Cooper Cos., Inc.	1,050	229,688
Corning, Inc.	14,840	431,844
Crown Castle International Corp.	8,215	835,055
CSX Corp.	17,593	953,013
D.R. Horton, Inc.	5,759	188,262
Danaher Corp.	15,390	1,307,227
Deere & Co.	8,676	1,062,463
DENTSPLY SIRONA, Inc.	5,808	368,924
Devon Energy Corp.	11,720	398,246
Digital Realty Trust, Inc.#	2,876	339,914
Discover Financial Services	7,023	412,250
Discovery Communications, Inc., Class A†#	14,639	387,934
Discovery Communications, Inc., Class C†#	15,464	399,435
DISH Network Corp., Class A†	5,080	323,952
Dollar Tree, Inc.†	4,673	363,092
Dover Corp.	9,002	743,115
Dr Pepper Snapple Group, Inc.	16,163	1,500,088
Dun & Bradstreet Corp.	2,788	291,931
DXC Technology Co.†	1,687	130,776
E*TRADE Financial Corp.†	7,743	267,985
Eaton Vance Corp.	7,373	343,361
eBay, Inc.†	16,919	580,322
Ecolab, Inc.	6,409	851,372
Edgewell Personal Care Co.†	2,539	185,702
Edwards Lifesciences Corp.†	4,134	475,699

Security Description	Shares	Value (Note 2)

United States (continued)
Electronic Arts, Inc.†	4,406	$499,332
Emerson Electric Co.	22,504	1,330,436
EOG Resources, Inc.	6,297	568,682
EQT Corp.#	4,034	222,959
Equifax, Inc.	2,762	377,842
Equinix, Inc.	1,497	660,192
Equity Residential	4,349	283,076
Estee Lauder Cos., Inc., Class A	5,535	521,065
Eversource Energy	9,632	597,858
Expedia, Inc.#	2,598	373,540
Expeditors International of Washington, Inc.	11,730	626,147
Express Scripts Holding Co.†	10,839	647,630
Extra Space Storage, Inc.#	3,906	302,598
Facebook, Inc., Class A†	26,433	4,003,542
Fastenal Co.	8,190	353,562
Federal Realty Investment Trust	3,058	375,339
Fidelity National Information Services, Inc.	8,745	750,933
Fifth Third Bancorp	15,741	373,691
First Republic Bank	3,876	356,980
Fiserv, Inc.†	7,981	999,860
FleetCor Technologies, Inc.†	1,246	179,785
Flowserve Corp.#	4,021	195,019
FNF Group	9,250	394,143
Ford Motor Co.	46,034	511,898
Fortive Corp.	7,695	480,553
Franklin Resources, Inc.	7,712	322,284
Gartner, Inc.†	1,876	224,370
General Mills, Inc.	20,561	1,166,631
Genuine Parts Co.	3,093	286,474
GGP, Inc.	7,155	159,413
Gilead Sciences, Inc.	16,851	1,093,461
Hanesbrands, Inc.#	9,177	189,505
Hartford Financial Services Group, Inc.	5,857	289,277
Hasbro, Inc.	5,283	556,089
HCA Healthcare, Inc.†	3,556	291,272
HCP, Inc.	7,868	246,583
Helmerich & Payne, Inc.#	2,696	141,971
Hess Corp.#	6,603	303,012
Hewlett Packard Enterprise Co.	19,643	369,485
Hilton Grand Vacations, Inc.†	800	28,616
Hilton Worldwide Holdings, Inc.	2,668	177,342
HollyFrontier Corp.#	7,449	178,031
Hormel Foods Corp.#	10,317	346,961
Host Hotels & Resorts, Inc.	16,843	303,006
HP, Inc.	24,752	464,348
Humana, Inc.	1,960	455,230
Illinois Tool Works, Inc.	2,451	346,130
Illumina, Inc.†	1,489	264,089
Incyte Corp.†	2,512	324,877
Ingredion, Inc.	1,834	209,241
Intel Corp.	67,608	2,441,325
Intercontinental Exchange, Inc.	16,675	1,003,668
International Business Machines Corp.	12,454	1,900,854
International Flavors & Fragrances, Inc.	4,707	649,048
International Paper Co.#	7,172	379,255
Interpublic Group of Cos., Inc.	10,654	265,604
Intuit, Inc.	7,491	1,053,534
Iron Mountain, Inc.#	4,511	157,524
J.M. Smucker Co.	1,985	253,782
JB Hunt Transport Services, Inc.	3,516	300,196
Jones Lang LaSalle, Inc.	2,807	324,124
Juniper Networks, Inc.	8,086	237,162
Kansas City Southern	2,001	190,495
KeyCorp	16,491	288,098
Kimberly-Clark Corp.	15,783	2,047,529

72

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Kinder Morgan, Inc.	22,465	$421,443
KLA-Tencor Corp.	9,492	987,168
Kohl’s Corp.#	7,846	301,522
Kraft Heinz Co.	7,293	672,415
Kroger Co.	9,558	284,637
L Brands, Inc.#	4,771	246,184
Laboratory Corp. of America Holdings†	3,264	453,696
Lam Research Corp.	4,219	654,662
Lear Corp.	2,301	342,941
Level 3 Communications, Inc.†	4,959	295,160
Liberty Interactive Corp. QVC Group, Class A†	15,276	358,375
Liberty Media Corp.-Liberty SiriusXM, Series C†	5,871	244,645
Lincoln National Corp.	4,705	305,731
LKQ Corp.†	10,988	346,012
Loews Corp.	5,566	262,493
Lowe’s Cos., Inc.	9,390	739,650
M&T Bank Corp.	3,811	596,307
Macerich Co.#	2,125	121,996
Macy’s, Inc.	6,279	147,557
Marathon Oil Corp.	19,432	253,005
Markel Corp.†#	505	493,511
Marriott International, Inc., Class A	4,761	512,522
Marsh & McLennan Cos., Inc.	7,787	603,960
Masco Corp.	5,856	218,136
MasterCard, Inc., Class A	14,855	1,825,382
Mattel, Inc.	12,911	295,791
Maxim Integrated Products, Inc.	5,112	244,354
McCormick & Co., Inc.	2,150	223,923
Mead Johnson Nutrition Co.	6,619	591,871
MEDNAX, Inc.†	4,160	225,888
Microchip Technology, Inc.#	7,794	649,240
Micron Technology, Inc.†	15,302	470,843
Microsoft Corp.	105,527	7,370,006
Mid-America Apartment Communities, Inc.	1,694	172,686
Monster Beverage Corp.†	6,084	307,607
Mosaic Co.	6,964	157,595
Motorola Solutions, Inc.	5,584	466,655
MSCI, Inc.	2,388	242,931
Murphy Oil Corp.#	10,560	257,770
Nasdaq, Inc.	6,716	454,337
National Oilwell Varco, Inc.#	13,658	446,207
Navient Corp.	15,252	220,086
NetApp, Inc.	7,429	300,800
Netflix, Inc.†	4,682	763,494
New York Community Bancorp, Inc.	12,075	156,009
Newell Brands, Inc.	7,862	416,293
Newfield Exploration Co.†	4,586	148,953
NiSource, Inc.	13,830	360,548
Noble Energy, Inc.	9,481	272,010
Nordstrom, Inc.#	4,711	196,920
Norfolk Southern Corp.	4,381	543,375
Northern Trust Corp.	5,252	459,235
Nucor Corp.	9,846	572,053
NVIDIA Corp.	10,317	1,489,259
O’Reilly Automotive, Inc.†	1,151	278,634
Occidental Petroleum Corp.	6,941	409,033
OGE Energy Corp.	6,618	235,799
Omnicom Group, Inc.#	11,877	994,342
ONEOK, Inc.#	7,889	391,926
Oracle Corp.	40,001	1,815,645
PACCAR, Inc.	4,720	297,171
Palo Alto Networks, Inc.†	1,448	171,718
Park Hotels & Resorts, Inc.	1,768	45,508
Parker-Hannifin Corp.	4,152	653,815
Paychex, Inc.	19,483	1,153,978

Security Description	Shares	Value (Note 2)

United States (continued)
PayPal Holdings, Inc.†	15,885	$829,356
People’s United Financial, Inc.#	22,008	364,673
PepsiCo, Inc.	28,141	3,288,839
Pioneer Natural Resources Co.	1,932	322,374
PNC Financial Services Group, Inc.	10,505	1,246,944
PPL Corp.	31,005	1,237,410
Priceline Group, Inc.†	616	1,156,287
Principal Financial Group, Inc.	9,465	595,443
Procter & Gamble Co.	38,851	3,422,385
Progressive Corp.	24,476	1,038,517
Prologis, Inc.	6,021	334,406
Prudential Financial, Inc.	8,857	928,656
Public Storage	1,999	430,485
QUALCOMM, Inc.	21,544	1,233,825
Quest Diagnostics, Inc.	6,487	705,591
Quintiles IMS Holdings, Inc.†#	2,810	242,896
Range Resources Corp.	5,909	136,262
Raymond James Financial, Inc.	5,302	383,176
Red Hat, Inc.†	2,648	237,181
Regeneron Pharmaceuticals, Inc.†	1,040	477,422
Regions Financial Corp.	21,191	293,283
Republic Services, Inc.	6,786	431,657
ResMed, Inc.#	2,871	204,128
Robert Half International, Inc.	4,872	226,499
Rockwell Automation, Inc.	4,117	653,450
Roper Technologies, Inc.#	4,838	1,099,194
Ross Stores, Inc.	6,969	445,458
S&P Global, Inc.	4,248	606,657
salesforce.com, Inc.†	8,590	770,008
SBA Communications Corp.†	5,672	783,757
Scripps Networks Interactive, Inc., Class A	4,556	301,698
Sealed Air Corp.#	3,953	175,592
SEI Investments Co.	4,295	215,137
ServiceNow, Inc.†#	2,686	281,090
Simon Property Group, Inc.	3,310	510,568
Snap-on, Inc.	2,120	342,719
Southwest Airlines Co.	4,588	275,693
Southwestern Energy Co.†	14,608	88,524
Splunk, Inc.†#	3,227	197,621
Stanley Black & Decker, Inc.	3,498	481,465
Starbucks Corp.	23,035	1,465,256
Stryker Corp.	4,534	648,181
SunTrust Banks, Inc.	10,302	549,818
Synchrony Financial	10,798	289,926
T. Rowe Price Group, Inc.	6,856	482,937
TD Ameritrade Holding Corp.	8,363	312,442
Tesla, Inc.†#	938	319,867
Texas Instruments, Inc.	11,801	973,464
Thermo Fisher Scientific, Inc.	8,190	1,415,150
Tiffany & Co.	3,930	341,753
TJX Cos., Inc.	13,325	1,002,173
Toll Brothers, Inc.	6,710	247,666
Torchmark Corp.	13,741	1,037,446
Total System Services, Inc.	7,477	445,255
Tractor Supply Co.	1,874	103,351
TransDigm Group, Inc.#	831	222,774
Travelers Cos., Inc.	9,938	1,240,759
Trimble, Inc.†	10,103	364,112
TripAdvisor, Inc.†#	2,793	107,558
Twenty-First Century Fox, Inc., Class B	14,171	381,200
UGI Corp.	5,791	296,383
Ulta Beauty, Inc.†	1,451	442,323
Union Pacific Corp.	14,034	1,547,950
United Parcel Service, Inc., Class B	13,351	1,414,805
United Rentals, Inc.†	2,725	296,289

73

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
United Therapeutics Corp.†	2,180	$263,540
US Bancorp	30,198	1,536,776
Valero Energy Corp.	4,416	271,452
Valspar Corp.	2,461	278,068
Vantiv, Inc., Class A†	3,592	225,290
Varian Medical Systems, Inc.†#	3,147	311,616
Ventas, Inc.	5,335	354,724
VeriSign, Inc.†#	5,122	461,800
Verisk Analytics, Inc.†	6,616	535,168
Vertex Pharmaceuticals, Inc.†	4,679	578,324
VF Corp.#	5,769	310,372
Viacom, Inc., Class B	7,902	274,911
Visa, Inc., Class A#	27,304	2,600,160
Vornado Realty Trust	3,640	335,608
Voya Financial, Inc.	7,253	247,908
Vulcan Materials Co.	2,163	269,618
Walgreens Boots Alliance, Inc.	10,661	863,754
Walt Disney Co.	21,553	2,326,431
Waters Corp.†	1,325	237,996
WEC Energy Group, Inc.#	6,906	433,421
Welltower, Inc.	4,073	295,455
Western Digital Corp.	3,913	352,405
Western Union Co.#	11,620	221,012
WestRock Co.	4,699	255,720
Weyerhaeuser Co.	7,956	262,230
Whirlpool Corp.	1,088	201,868
Whole Foods Market, Inc.	6,926	242,341
WR Berkley Corp.#	7,712	532,051
WW Grainger, Inc.#	1,740	299,767
Wyndham Worldwide Corp.	2,547	257,222
Xerox Corp.	22,329	157,866
Yahoo!, Inc.†	12,184	613,099
Yum! Brands, Inc.	5,094	370,028
Zoetis, Inc.	6,582	409,927

		204,869,637

Total Long-Term Investment Securities
(cost $330,754,381)		389,353,258

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(3)(5)	1,839,930	1,839,930

U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.72% due 06/15/2017(4)	$1,800,000	1,799,483

Total Short-Term Investment Securities
(cost $3,639,428)		3,639,413

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 5.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $22,845,057 collateralized by $22,740,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $23,302,542 (cost $22,845,000)	$22,845,000	$22,845,000

TOTAL INVESTMENTS
(cost $357,238,809)(6)	99.8%	415,837,671
Other assets less liabilities	0.2	726,633

NET ASSETS	100.0%	$416,564,304

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $1,642,703 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; (see Note 2).
(2)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $1,179 representing 0.0% of net assets.
(3)	At May 31, 2017, the Fund had loaned securities with a total value of $20,201,974. This was secured by collateral of $1,839,930, which was received in cash and subsequently invested in short-term investments currently valued at $1,839,930 as reported in the Portfolio of Investments. Additional collateral of $18,746,328 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,513,508
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	1,548,501
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	3,648,599
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	829,887
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	11,205,833

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of May 31, 2017.
(6)	See Note 5 for cost of investments on a tax basis.

FDR—Fiduciary Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)
223	Long	S&P 500 E-Mini Index	June 2017	$26,436,081	$26,883,765	$447,684

74

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$8,298,759	$—	$1,179	$8,299,938
Portugal	865,623	—	0	865,623
Other Countries	380,187,697	—	—	380,187,697
Short-Term Investment Securities:
Registered Investment Companies	1,839,930	—	—	1,839,930
U.S. Government Treasuries	—	1,799,483	—	1,799,483
Repurchase Agreements	—	22,845,000	—	22,845,000

Total Investments at Value	$391,192,009	$24,644,483	$1,179	$415,837,671

Other Financial Instruments:†
Futures Contracts	$447,684	$—	$—	$447,684

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

75

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Sovereign	26.3%
Diversified Banking Institutions	6.5
Oil Companies — Integrated	5.4
Medical — Drugs	4.9
U.S. Government Agencies	4.0
Foreign Government Obligations	3.9
Registered Investment Companies	3.1
Medical — Biomedical/Gene	2.5
Banks — Commercial	2.2
Oil Companies — Exploration & Production	1.9
Web Portals/ISP	1.9
Cable/Satellite TV	1.8
Insurance — Multi-line	1.8
Telecom Services	1.8
Electronic Components — Semiconductors	1.6
Chemicals — Diversified	1.5
Aerospace/Defense	1.5
Medical Instruments	1.5
Computers	1.4
Telephone — Integrated	1.4
Enterprise Software/Service	1.4
Applications Software	1.3
Electronic Components — Misc.	1.3
Cellular Telecom	1.0
Diversified Financial Services	1.0
Beverages — Non-alcoholic	0.9
Insurance — Life/Health	0.9
Banks — Fiduciary	0.9
Audio/Video Products	0.9
Aerospace/Defense — Equipment	0.8
Precious Metals	0.8
Retail — Drug Store	0.8
Banks — Super Regional	0.8
Building Products — Cement	0.7
Semiconductor Components — Integrated Circuits	0.7
Building & Construction Products — Misc.	0.7
Tools — Hand Held	0.7
Medical — Generic Drugs	0.7
Photo Equipment & Supplies	0.7
Medical — Wholesale Drug Distribution	0.6
Auto — Cars/Light Trucks	0.6
Diversified Manufacturing Operations	0.6
Diagnostic Kits	0.5
Multimedia	0.5
Rubber — Tires	0.5
Auto/Truck Parts & Equipment — Original	0.4
Gold Mining	0.4
Retail — Misc./Diversified	0.4
Airlines	0.4
Diversified Operations	0.3
Energy — Alternate Sources	0.3
Semiconductor Equipment	0.3
Computer Services	0.3
Machinery — Electrical	0.3
Agricultural Chemicals	0.3
Diversified Minerals	0.3
Retail — Building Products	0.3
Satellite Telecom	0.3
Steel — Specialty	0.2
Time Deposits	0.1
Oil — Field Services	0.1

101.9%

Country Allocation*

United States	26.8%
United Kingdom	9.0
South Korea	8.9
Mexico	8.5
Japan	6.4
France	5.4
Brazil	5.3
Indonesia	3.9
Germany	3.3
Switzerland	2.5
Ireland	1.9
Argentina	1.9
China	1.9
Canada	1.7
Colombia	1.6
Netherlands	1.6
India	1.5
Norway	1.0
Philippines	0.9
Italy	0.8
Cayman Islands	0.8
Singapore	0.7
Taiwan	0.7
Israel	0.7
Ghana	0.7
South Africa	0.6
Portugal	0.6
Thailand	0.5
Sweden	0.5
Spain	0.3
Bermuda	0.3
Luxembourg	0.3
Ukraine	0.2
Serbia	0.1
Jersey	0.1

101.9%

*	Calculated as a percentage of net assets

76

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.6%
Bermuda — 0.3%
Kunlun Energy Co., Ltd.	1,414,000	$1,266,559

Canada — 1.7%
Alamos Gold, Inc., Class A	266,430	1,790,409
Husky Energy, Inc.†	168,200	1,936,196
Tahoe Resources, Inc.	157,700	1,396,226
Wheaton Precious Metals Corp.	94,700	1,934,871

		7,057,702

Cayman Islands — 0.8%
Baidu, Inc. ADR†	10,420	1,939,162
CK Hutchison Holdings, Ltd.	110,000	1,434,190

		3,373,352

China — 1.9%
China Life Insurance Co., Ltd., Class H	661,000	2,171,510
China Telecom Corp., Ltd., Class H	6,124,000	3,041,351
Sinopharm Group Co., Ltd., Class H	560,800	2,561,996

		7,774,857

France — 5.4%
AXA SA	143,885	3,837,170
BNP Paribas SA#	62,190	4,388,674
Cie de Saint-Gobain#	53,090	2,968,512
Cie Generale des Etablissements Michelin#	15,450	1,943,844
Credit Agricole SA#	141,110	2,162,156
Sanofi	27,802	2,753,669
TOTAL SA#	55,110	2,926,381
Zodiac Aerospace	57,290	1,517,531

		22,497,937

Germany — 3.3%
Deutsche Lufthansa AG	75,090	1,458,873
HeidelbergCement AG	13,360	1,243,859
Innogy SE*	34,590	1,419,434
LANXESS AG	46,780	3,490,915
Merck KGaA	31,500	3,802,173
Siemens AG ADR	32,997	2,359,780

		13,775,034

Ireland — 1.9%
Allergan PLC	16,865	3,773,544
CRH PLC	51,831	1,866,380
Medtronic PLC	28,900	2,435,692

		8,075,616

Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	103,421	2,881,309

Italy — 0.8%
Eni SpA	218,658	3,460,917

Japan — 6.4%
IHI Corp.†#	499,000	1,874,348
Inpex Corp.	157,800	1,451,190
Konica Minolta, Inc.	352,500	2,772,257
Nissan Motor Co., Ltd.	251,500	2,410,539
Omron Corp.	79,200	3,311,025
Panasonic Corp.	288,700	3,702,920
Ryohin Keikaku Co., Ltd.	6,100	1,587,928
SoftBank Group Corp.	54,300	4,414,112
Sumitomo Metal Mining Co., Ltd.#	101,000	1,227,503
Suntory Beverage & Food, Ltd.	80,300	3,900,804

		26,652,626

Security Description	Shares	Value (Note 2)

Jersey — 0.1%
Petrofac, Ltd.	45,580	$223,165

Luxembourg — 0.3%
SES SA FDR	49,103	1,214,619

Netherlands — 1.6%
Akzo Nobel NV	21,860	1,829,699
ING Groep NV	160,271	2,680,800
QIAGEN NV	62,864	2,116,429

		6,626,928

Norway — 1.0%
Telenor ASA	169,332	2,795,713
Yara International ASA	34,060	1,266,169

		4,061,882

Portugal — 0.6%
Galp Energia SGPS SA	164,430	2,536,100

Singapore — 0.7%
DBS Group Holdings, Ltd.	114,695	1,696,821
Singapore Telecommunications, Ltd.	537,000	1,447,628

		3,144,449

South Korea — 3.0%
Hana Financial Group, Inc.	66,154	2,425,528
Hyundai Mobis Co., Ltd.	7,998	1,960,924
KB Financial Group, Inc. ADR	37,228	1,766,841
Samsung Electronics Co., Ltd.	3,316	6,619,561

		12,772,854

Spain — 0.3%
Telefonica SA ADR#	123,445	1,385,053

Sweden — 0.5%
Getinge AB, Class B	91,830	1,911,320

Switzerland — 2.5%
ABB, Ltd.	54,160	1,360,501
Chubb, Ltd.	9,727	1,392,809
Novartis AG	15,580	1,275,612
Roche Holding AG	11,730	3,219,074
UBS Group AG	201,460	3,203,225

		10,451,221

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	448,914	3,029,673

Thailand — 0.5%
Bangkok Bank PCL NVDR	435,500	2,301,527

United Kingdom — 9.0%
Aviva PLC	251,550	1,701,576
BAE Systems PLC	352,789	3,025,038
Barclays PLC	1,089,950	2,949,128
BP PLC	951,775	5,723,212
GlaxoSmithKline PLC	63,366	1,390,805
HSBC Holdings PLC	543,183	4,719,057
Kingfisher PLC	290,780	1,218,006
LivaNova PLC†	26,600	1,511,944
Rolls-Royce Holdings PLC	135,480	1,514,302
Rolls-Royce Holdings PLC (Entitlement Shares)†	1,810,500	2,333
Royal Dutch Shell PLC, Class B	168,606	4,656,550
Sky PLC	216,930	2,769,880
Standard Chartered PLC†	264,985	2,498,854
Vodafone Group PLC ADR#	141,506	4,281,972

		37,962,657

77

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

COMMON STOCKS (continued)
United States — 19.6%
Allegheny Technologies, Inc.#		62,090	$958,049
Alphabet, Inc., Class A†		6,000	5,922,540
Amgen, Inc.		22,790	3,537,920
Apache Corp.#		30,860	1,443,014
Apple, Inc.		39,060	5,966,806
Applied Materials, Inc.		30,780	1,412,186
Capital One Financial Corp.		41,820	3,216,794
Celgene Corp.†		23,490	2,687,491
Chevron Corp.		10,640	1,101,027
Citigroup, Inc.		75,630	4,578,640
Comcast Corp., Class A		116,830	4,870,643
ConocoPhillips		61,460	2,746,647
Devon Energy Corp.		34,200	1,162,116
DXC Technology Co.†		17,570	1,362,026
Eastman Chemical Co.		18,540	1,485,239
Eli Lilly & Co.		37,530	2,986,262
Gilead Sciences, Inc.		45,750	2,968,718
Ionis Pharmaceuticals, Inc.†#		34,590	1,583,876
JPMorgan Chase & Co.		49,820	4,092,713
Knowles Corp.†#		120,140	2,057,998
Microsoft Corp.		77,974	5,445,704
Morgan Stanley		28,830	1,203,364
Oracle Corp.		126,760	5,753,637
Pfizer, Inc.		41,539	1,356,248
Rockwell Collins, Inc.		15,350	1,673,918
Stanley Black & Decker, Inc.		21,050	2,897,322
Twenty-First Century Fox, Inc., Class A		73,157	1,984,018
Voya Financial, Inc.		69,450	2,373,801
Walgreens Boots Alliance, Inc.		40,750	3,301,565

			82,130,282

Total Common Stocks
(cost $227,733,461)			266,567,639

FOREIGN GOVERNMENT OBLIGATIONS — 27.2%
Argentina — 1.9%
Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	52,587,000	3,680,519
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	16,481,000	1,105,386
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,496,000	2,766,378
Republic of Argentina Bonds 21.20% due 09/19/2018	ARS	2,143,000	137,077
Republic of Argentina FRS Bonds 21.51% due 04/03/2022	ARS	2,800,000	179,972

			7,869,332

Brazil — 5.3%
Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	1,650,000	378,733
Federative Republic of Brazil Series B Notes 6.00% due 05/15/2045(1)	BRL	14,240,169	4,624,782
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	1,840,000	588,313

Security Description	Principal Amount(4)		Value (Note 2)

Brazil (continued)
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	6,895,000	$2,169,683
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	21,870,000	6,807,427
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	24,590,000	7,611,042

			22,179,980

Colombia — 1.6%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	20,330
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	818,528
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	6,500,700,000	2,427,355
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	120,222
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	7,660,000,000	2,923,596
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	537,098

			6,847,129

Ghana — 0.7%
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	327,167
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	1,026,440
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	343,332
Republic of Ghana Senior Notes 19.75% due 03/15/2032	GHS	4,210,000	1,022,176
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	12,190
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	13,376
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	13,347
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	13,537

			2,771,565

78

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
India — 1.5%
Republic of India Senior Notes 8.12% due 12/10/2020	INR	380,000,000	$6,152,325

Indonesia — 3.9%
Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	6,097
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	22,348
Republic of Indonesia Senior Notes 7.00% due 05/15/2027	IDR	1,793,000,000	135,013
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	357,889
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	122,146,000,000	9,887,600
Republic of Indonesia Senior Notes 8.38% due 09/15/2026	IDR	6,387,000,000	523,859
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	673,797
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	3,184,000,000	266,887
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	193,376
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	9,935
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	24,397
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,129,096
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	29,607,000,000	2,450,797
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	645,100
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	229,000,000	21,594

			16,347,785

Mexico — 4.6%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,403,998	125,963
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,612,454	248,527
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,082,638	168,406
United Mexican States Bonds 4.75% due 06/14/2018	MXN	131,130,000	6,856,792

Security Description	Principal Amount(4)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 5.00% due 06/15/2017	MXN	37,470,000	$2,006,251
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	8,248,117
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,022,531
United Mexican States Bonds 8.50% due 12/13/2018	MXN	14,210,000	775,575

			19,452,162

Philippines — 0.9%
Republic of the Philippines Senior Notes 2.13% due 05/23/2018	PHP	61,305,000	1,222,290
Republic of the Philippines Senior Notes 3.38% due 08/20/2020	PHP	3,200,000	63,123
Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,442,202
Republic of the Philippines Senior Notes 5.00% due 08/18/2018	PHP	2,700,000	55,486

			3,783,101

Serbia — 0.1%
Republic of Serbia Senior Notes 5.25% due 11/21/2017*		$270,000	274,070

South Africa — 0.6%
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	4,488,000	247,550
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	3,729,000	237,513
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	5,719,000	401,178
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	8,378,000	588,405
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	3,231,000	223,694
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	8,403,000	608,813
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	4,659,000	398,898

			2,706,051

South Korea — 5.9%
Bank of Korea Senior Notes 1.25% due 08/02/2018	KRW	527,000,000	469,366
Bank of Korea Senior Notes 1.56% due 10/02/2017	KRW	3,146,300,000	2,812,294

79

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Bank of Korea Senior Notes 1.70% due 08/02/2017	KRW	617,100,000	$551,563
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,057,751
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	9,028,000,000	8,046,620
Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	1,242,203
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	229,475
Republic of South Korea Senior Notes 2.00% due 12/10/2017	KRW	2,294,600,000	2,056,418
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	7,056,782
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,367,592

			24,890,064

Ukraine — 0.2%
Government of Ukraine VRS Senior Bonds 0.00% due 05/31/2040*		1,520,000	551,183
Government of Ukraine Senior Bonds 7.75% due 09/01/2026#*		133,000	129,914

			681,097

Total Foreign Government Obligations
(cost $108,687,279)			113,954,661

Total Long-Term Investment Securities
(cost $336,420,740)			380,522,300

SHORT-TERM INVESTMENT SECURITIES — 11.1%
Foreign Government Obligations — 3.9%
Republic of Argentina 22.75% due 03/05/2018	ARS	127,000	8,321

United Mexican States
5.07% due 07/06/2017	MXN	14,864,700	791,865
5.10% due 07/20/2017	MXN	7,411,200	393,697
5.14% due 07/20/2017	MXN	17,787,000	944,878
5.17% due 07/20/2017	MXN	5,606,100	297,806
5.22% due 09/14/2017	MXN	27,636,500	1,451,768
5.32% due 11/09/2017	MXN	27,662,000	1,436,789
6.15% due 11/09/2017	MXN	8,688,400	451,283
6.20% due 11/09/2017	MXN	4,025,100	209,067
6.53% due 06/01/2017	MXN	4,099,500	219,859
6.65% due 08/03/2017	MXN	13,347,700	707,222
6.66% due 08/17/2017	MXN	5,269,800	278,396
6.67% due 08/31/2017	MXN	4,307,300	226,904
6.68% due 08/03/2017	MXN	20,538,000	1,088,197
6.68% due 08/31/2017	MXN	20,543,300	1,082,198
6.68% due 09/14/2017	MXN	8,303,700	436,200
6.70% due 09/14/2017	MXN	10,040,500	527,436
6.70% due 09/28/2017	MXN	9,591,100	502,599
6.70% due 10/12/2017	MXN	10,877,300	568,175
6.73% due 09/14/2017	MXN	4,991,300	262,197
6.83% due 03/01/2018	MXN	9,574,500	486,458
6.89% due 02/01/2018	MXN	2,432,900	130,478

Security Description	Principal Amount(4)		Value (Note 2)

Foreign Government Obligations (continued)
6.92% due 01/04/2018	MXN	6,159,900	$316,449
6.94% due 08/24/2017	MXN	6,212,500	327,651
6.98% due 09/14/2017	MXN	995,500	52,294
7.00% due 09/28/2017	MXN	1,991,100	104,339
7.01% due 10/12/2017	MXN	3,683,500	192,407
7.06% due 10/26/2017	MXN	9,557,200	497,824
7.07% due 11/09/2017	MXN	1,991,100	103,420
7.08% due 11/23/2017	MXN	16,567,700	858,666
7.09% due 11/09/2017	MXN	995,500	51,707
7.13% due 03/01/2018	MXN	1,792,000	91,047
7.15% due 03/01/2018	MXN	1,991,100	101,163
7.20% due 04/26/2018	MXN	1,493,300	75,057
7.22% due 04/26/2018	MXN	10,355,600	520,501
7.23% due 04/26/2018	MXN	8,283,400	416,347

			16,202,344

Total Foreign Government Obligations
(cost $15,972,749)			16,210,665

Registered Investment Companies — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(2)(3)		13,036,591	13,036,591

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017		570,000	570,000

U.S. Government Agencies — 4.0%
Federal Home Loan Bank 0.71% due 06/01/2017		$16,955,000	16,955,000

Total Short-Term Investment Securities
(cost $46,534,340)			46,772,256

TOTAL INVESTMENTS
(cost $382,955,080)(5)		101.9%	427,294,556
Liabilities in excess of other assets		(1.9)	(7,969,405)

NET ASSETS		100.0%	$419,325,151

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $2,374,601 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	At May 31, 2017, the Fund had loaned securities with a total value of $21,714,240. This was secured by collateral of $13,036,591, which was received in cash and subsequently invested in short-term investments currently value at $13,036,591 as reported in the portfolio of investments. The remaining collateral of $9,815,481 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$315,026
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	322,310
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	759,431
United States Treasury Bills	0.00%	06/15/2017 to 03/01/2018	270,579
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	8,148,135

80

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

(3)	The rate shown is the 7-day yield as of May 31, 2017.
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt
ARS—Argentine	Peso
BRL—Brazilian	Real
COP—Columbian	Peso
FDR—Fiduciary	Depositary Receipt
GHS—Ghanaian	Cedi
IDR—Indonesian	Rupiah
INR—Indian	Rupee
KRW—South	Korean Won
MXN—Mexican	Peso
NVDR—Non-Voting	Depositary Receipt
PHP—Philippine	Peso
ZAR—South	African Rand
FRS—Floating	Rate Security
VRS—Variable	Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	26,500	03/08/2027	3 Months USD — LIBOR	2.46%	$–	$(781,059)
USD	11,200	03/08/2047	3 Months USD — LIBOR	2.70	–	(697,706)

						$(1,478,765)

LIBOR—London Interbank Offered rate

USD—United States Dollar

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	156,097	USD	166,138	06/08/2017	$–	$(9,262)
	EUR	156,097	USD	167,068	07/10/2017	–	(8,641)
	EUR	1,007,000	USD	1,077,772	07/11/2017	–	(55,801)
	EUR	4,259,400	USD	4,656,546	07/31/2017	–	(143,172)
	EUR	2,338,208	USD	2,550,658	08/15/2017	–	(86,191)
	EUR	62,961	USD	69,375	08/17/2017	–	(1,635)
	EUR	214,240	USD	240,870	08/30/2017	–	(919)

						–	(305,621)

Barclays Bank PLC	EUR	453,000	USD	496,452	06/08/2017	–	(12,565)
	EUR	188,102	USD	202,575	06/30/2017	–	(9,047)
	EUR	1,128,347	USD	1,269,052	08/30/2017	–	(4,391)
	JPY	78,940,000	USD	703,736	07/13/2017	–	(10,357)
	JPY	22,560,000	USD	201,744	08/28/2017	–	(2,746)
	JPY	45,070,000	USD	404,767	08/31/2017	–	(3,814)
	JPY	40,123,600	USD	354,852	09/11/2017	–	(9,075)
	JPY	24,850,000	USD	222,106	09/21/2017	–	(3,398)
	JPY	557,000,000	USD	5,006,247	11/08/2017	–	(60,268)
	JPY	116,230,000	USD	1,052,999	02/09/2018	–	(9,468)

						–	(125,129)

Citibank N.A.	AUD	2,719,000	USD	2,062,090	06/13/2017	42,131	–
	EUR	89,576	USD	95,966	06/15/2017	–	(4,726)
	EUR	685,000	USD	750,904	08/03/2017	–	(21,110)
	EUR	419,900	USD	461,575	08/08/2017	–	(11,785)
	EUR	1,906,904	USD	2,080,661	08/15/2017	–	(69,796)
	JPY	32,100,000	USD	304,081	06/08/2017	14,181	–
	JPY	38,770,000	USD	377,737	06/20/2017	27,400	–
	JPY	72,889,000	USD	698,104	07/25/2017	38,400	–
	JPY	280,651,280	USD	2,470,000	07/31/2017	–	(70,790)
	JPY	29,930,000	USD	265,962	08/14/2017	–	(5,166)
	JPY	29,930,000	USD	267,268	11/14/2017	–	(5,058)
	JPY	79,600,000	USD	710,838	12/12/2017	–	(14,455)
	JPY	80,345,200	USD	729,185	02/08/2018	–	(5,216)
	JPY	30,200,000	USD	271,174	02/14/2018	–	(4,961)
	KRW	786,000,000	USD	678,405	06/15/2017	–	(23,763)
	KRW	2,989,000,000	USD	2,619,402	08/21/2017	–	(52,863)
	KRW	1,048,000,000	USD	915,106	09/20/2017	–	(22,276)
	KRW	1,051,000,000	USD	928,363	11/15/2017	–	(12,775)
	KRW	721,000,000	USD	637,376	11/16/2017	–	(8,270)
	USD	1,998,804	AUD	2,719,000	06/13/2017	21,156	–
	USD	139,045	INR	9,291,000	06/19/2017	4,642	–

						147,910	(333,010)

81

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	EUR	331,054	MYR	1,491,000	07/20/2017	$–	$(25,264)
	EUR	133,000	USD	143,543	07/24/2017	–	(6,275)
	EUR	5,690,315	USD	6,224,692	07/31/2017	–	(187,457)
	EUR	1,190,000	USD	1,307,929	08/08/2017	–	(33,578)
	EUR	540,927	USD	590,279	08/15/2017	–	(19,736)
	EUR	3,247,000	USD	3,563,102	08/16/2017	–	(98,799)
	EUR	137,755	USD	153,894	08/22/2017	–	(1,511)
	EUR	122,735	USD	138,057	08/30/2017	–	(460)
	JPY	43,140,000	USD	413,072	06/19/2017	23,265	–
	JPY	43,210,000	USD	419,841	06/22/2017	29,344	–
	JPY	58,120,000	USD	508,705	07/24/2017	–	(17,305)
	JPY	23,100,000	USD	203,141	09/13/2017	–	(6,400)
	JPY	686,286,000	USD	6,397,505	11/21/2017	150,991	–
	JPY	39,300,000	USD	361,982	04/13/2018	1,504	–
	JPY	222,755,000	USD	2,000,557	05/16/2018	–	(46,328)
	KRW	920,000,000	USD	788,076	06/20/2017	–	(33,849)
	KRW	920,000,000	USD	828,157	05/18/2018	1,335	–
	USD	271,947	CLP	181,130,000	06/13/2017	–	(3,233)
	USD	80,758	INR	5,431,000	06/14/2017	3,286	–
	USD	218,357	CLP	145,729,000	07/03/2017	–	(2,295)
	USD	136,977	CLP	90,565,000	07/18/2017	–	(2,778)
	USD	26,211	CLP	17,290,000	07/20/2017	–	(592)
	USD	1,006,107	INR	65,614,000	07/20/2017	4,590	–
	USD	1,035,434	INR	67,166,150	07/27/2017	–	(1,775)
	USD	687,669	INR	44,543,750	08/08/2017	–	(3,225)
	USD	483,900	INR	31,543,000	08/16/2017	280	–
	USD	160,915	INR	10,622,000	10/25/2017	695	–

						215,290	(490,860)

Goldman Sachs International	EUR	316,000	USD	345,843	07/27/2017	–	(10,169)
	EUR	969,000	USD	1,062,664	08/16/2017	–	(30,155)
	JPY	11,563,000	USD	100,150	07/11/2017	–	(4,440)
	JPY	45,170,000	USD	401,729	08/16/2017	–	(7,490)
	KRW	2,075,000,000	USD	1,832,958	09/07/2017	–	(22,530)
	USD	379,470	CLP	250,640,000	07/11/2017	–	(7,976)

						–	(82,760)

HSBC Bank PLC	EUR	2,117,579	USD	2,266,657	07/10/2017	–	(116,964)
	EUR	235,000	USD	258,133	08/10/2017	–	(6,814)
	JPY	48,100,000	USD	425,664	06/09/2017	–	(8,749)
	JPY	69,900,000	USD	613,427	06/13/2017	–	(17,994)
	JPY	43,210,000	USD	379,035	06/16/2017	–	(11,347)
	JPY	521,435,000	USD	5,049,973	07/31/2017	329,322	–
	JPY	78,700,000	USD	715,455	10/11/2017	580	–
	JPY	67,990,000	USD	610,872	02/16/2018	–	(10,867)
	KRW	2,011,000,000	USD	1,721,010	06/02/2017	–	(75,167)
	KRW	2,831,000,000	USD	2,482,027	07/24/2017	–	(48,205)
	KRW	2,644,000,000	USD	2,347,510	08/02/2017	–	(15,842)
	KRW	3,173,000,000	USD	2,811,983	08/17/2017	–	(24,665)
	KRW	2,011,000,000	USD	1,798,265	09/05/2017	80	–
	KRW	1,485,000,000	USD	1,295,585	09/20/2017	–	(32,669)
	KRW	3,324,000,000	USD	2,969,979	09/27/2017	–	(3,590)
	KRW	323,600,000	USD	283,387	10/18/2017	–	(6,221)
	KRW	1,665,000,000	USD	1,489,067	11/27/2017	–	(2,255)
	USD	1,796,819	KRW	2,011,000,000	06/02/2017	–	(642)
	USD	597,504	INR	39,026,000	07/28/2017	3,011	–
	USD	827,641	INR	53,896,000	08/16/2017	–	(348)
	USD	723,565	MXN	14,850,450	09/06/2017	60,612	–
	USD	322,335	INR	21,106,500	11/08/2017	–	(1,768)

						393,605	(384,107)

JPMorgan Chase Bank N.A	AUD	4,076,000	USD	3,075,755	06/13/2017	47,673	–
	AUD	5,929,000	USD	4,555,488	06/20/2017	151,270	–
	AUD	1,740,000	USD	1,312,099	10/27/2017	21,714	–
	AUD	4,807,000	USD	3,543,384	11/15/2017	–	(20,721)
	CLP	118,700,000	USD	182,422	07/07/2017	6,460	–
	EUR	507,355	USD	540,982	07/13/2017	–	(30,202)
	EUR	6,671,000	USD	7,103,948	07/18/2017	–	(408,257)
	EUR	375,660	USD	406,023	07/24/2017	–	(17,138)
	EUR	686,000	USD	748,779	08/02/2017	–	(24,322)
	EUR	74,000	USD	83,221	08/23/2017	–	(265)
	JPY	27,300,000	USD	261,736	06/16/2017	15,094	–

82

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	JPY	25,450,000	USD	248,729	07/14/2017	$18,498	$–
	JPY	112,000,000	USD	996,800	07/25/2017	–	(16,889)
	JPY	116,480,000	USD	1,044,041	08/09/2017	–	(10,890)
	JPY	158,172,000	USD	1,406,330	08/16/2017	–	(26,634)
	JPY	152,440,000	USD	1,412,148	10/20/2017	26,841	–
	JPY	56,320,000	USD	549,992	11/14/2017	37,549	–
	JPY	64,760,000	USD	574,007	12/13/2017	–	(16,100)
	JPY	52,770,000	USD	474,418	01/22/2018	–	(7,482)
	JPY	116,200,000	USD	1,055,390	02/08/2018	–	(6,744)
	JPY	577,091,720	USD	5,222,077	03/22/2018	–	(64,950)
	USD	179,876	CLP	118,700,000	07/07/2017	–	(3,914)
	USD	299,908	INR	19,581,000	07/17/2017	1,830	–
	USD	249,341	INR	16,267,000	07/24/2017	1,100	–
	USD	2,405,396	INR	156,014,000	07/27/2017	–	(4,405)
	USD	1,683,780	INR	108,789,000	07/31/2017	–	(10,438)
	USD	2,183,667	INR	141,152,250	08/18/2017	–	(17,563)
	USD	124,060	INR	8,121,000	08/28/2017	403	–
	USD	124,098	INR	8,121,000	11/02/2017	–	(664)

						328,432	(687,578)

Morgan Stanley and Co., Inc	EUR	138,000	USD	147,407	06/16/2017	–	(7,726)
	EUR	118,000	USD	132,266	06/23/2017	–	(436)

						–	(8,162)

Standard Chartered Bank	EUR	195,111	USD	208,906	07/10/2017	–	(10,717)
	EUR	3,447,257	USD	3,669,605	07/12/2017	–	(211,148)
	EUR	1,210,000	USD	1,327,406	08/16/2017	–	(37,207)
	EUR	1,333,312	USD	1,498,016	08/30/2017	–	(6,748)
	EUR	686,000	USD	770,745	08/31/2017	–	(3,508)
	JPY	116,210,000	USD	1,041,481	08/08/2017	–	(10,959)

						–	(280,287)

UBS AG	EUR	226,932	USD	239,644	06/06/2017	–	(15,327)
	EUR	176,932	USD	187,434	06/07/2017	–	(11,368)
	EUR	2,317,000	USD	2,498,861	06/20/2017	–	(106,387)
	EUR	67,200	USD	71,604	07/18/2017	–	(4,070)
	EUR	974,000	USD	1,088,299	08/22/2017	–	(10,498)
	EUR	54,521	USD	61,247	08/23/2017	–	(263)

						–	(147,913)

Net Unrealized Appreciation (Depreciation)						$1,085,237	$(2,845,427)

AUD—Australian Dollar

CLP—Chilean Peso

EUR—Euro Currency

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

USD—United States Dollar

83

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$37,960,324	$2,333	$—	$37,962,657
Other Countries	228,604,982	—	—	228,604,982
Foreign Government Obligations	—	113,954,661	—	113,954,661
Short-Term Investment Securities:
Registered Investment Companies	13,036,591	—	—	13,036,591
Other Short-Term Investment Securities	—	33,735,665	—	33,735,665

Total Investments at Value	$279,601,897	$147,692,659	$—	$427,294,556

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,085,237	$—	$1,085,237

LIABILITIES:
Other Financial Instruments:†
Over the Counter Interest Rate Swap Contracts	$—	$1,478,765	$—	$1,478,765
Forward Foreign Currency Contracts	—	2,845,427	—	2,845,427

Total Other Financial Instruments	$—	$4,324,192	$—	$4,324,192

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

84

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

U.S. Government Agencies	64.3%
U.S. Government Treasuries	33.9
Repurchase Agreements	1.4

99.6%

Credit Quality@#

A-1+	98.6%
A-1	1.4

100.0%

*	Calculated as a percentage of net assets
@	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues.

Weighted	Average days to Maturity — 28.8 days

85

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.2%
U.S. Government Agencies — 64.3%
Federal Farm Credit Bank 1.00% due 11/24/2017 FRS	$14,500,000	$14,511,928
1.06% due 09/22/2017 FRS	1,800,000	1,800,762
1.12% due 08/01/2017 FRS	4,050,000	4,052,432
Federal Home Loan Bank 0.73% due 06/02/2017	5,000,000	4,999,899
0.74% due 06/02/2017	40,000,000	39,999,183
0.75% due 06/22/2017	14,000,000	13,993,916
0.78% due 06/07/2017	6,325,000	6,324,178
0.79% due 06/20/2017	7,000,000	6,997,100
0.79% due 06/21/2017	8,750,000	8,746,184
0.79% due 07/17/2017 FRS	15,000,000	15,000,119
0.80% due 08/07/2017 FRS	3,300,000	3,300,000
0.89% due 09/06/2017	7,000,000	6,983,213
0.92% due 09/20/2017	5,750,000	5,733,742
0.93% due 08/09/2017	18,000,000	17,967,915
0.94% due 08/22/2017 FRS	7,000,000	7,000,000
0.96% due 10/06/2017 FRS	18,000,000	18,000,000
1.03% due 08/04/2017 FRS	7,000,000	7,000,000
1.06% due 12/05/2017 FRS	1,800,000	1,801,086
1.06% due 12/07/2017 FRS	3,655,000	3,656,905
Federal Home Loan Mtg. Corp. 0.75% due 06/15/2017	14,750,000	14,745,698
1.14% due 07/21/2017 FRS	4,050,000	4,050,531
Federal National Mtg. Assoc. 1.00% due 09/08/2017 FRS	1,800,000	1,801,199
1.00% due 10/05/2017 FRS	1,520,000	1,520,382
1.03% due 07/20/2017 FRS	2,590,000	2,590,249

Total U.S. Government Agencies
(amortized cost $212,576,621)		212,576,621

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 33.9%
United States Treasury Bills 0.62% due 06/08/2017	$8,000,000	$7,999,036
0.75% due 06/22/2017	6,000,000	5,997,375
0.76% due 06/22/2017	43,250,000	43,230,826
0.80% due 07/27/2017	30,000,000	29,962,900
0.82% due 08/03/2017	5,000,000	4,992,847
0.85% due 08/03/2017	20,000,000	19,970,250

Total U.S. Government Treasuries
(amortized cost $112,153,234)		112,153,234

Total Short-Term Investment Securities — 98.2%
(amortized cost $324,729,855)		324,729,855

REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $4,733,012 collateralized by $3,450,000 of United States Treasury Bonds, bearing interest at 2.50% due 01/15/2029 and having an approximate value of $4,829,376 (cost $4,733,000)	4,733,000	4,733,000

TOTAL INVESTMENTS —
(amortized cost $329,462,855)(1)	99.6%	329,462,855
Other assets less liabilities	0.4	1,319,672

NET ASSETS	100.0%	$330,782,527

(1)	See Note 5 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$324,729,855	$—	$324,729,855
Repurchase Agreements	—	4,733,000	—	4,733,000

Total Investments at Value	$—	$329,462,855	$—	$329,462,855

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

86

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	34.2%
United States Treasury Notes	16.8
Federal Home Loan Mtg. Corp.	15.5
United States Treasury Bonds	8.0
Repurchase Agreements	7.6
Government National Mtg. Assoc.	3.6
Diversified Financial Services	3.2
Sovereign	1.5
Resolution Funding Corp.	1.3
Diversified Banking Institutions	1.2
Federal Farm Credit Bank	1.1
Oil Companies — Integrated	0.7
Airlines	0.5
Multimedia	0.4
Pipelines	0.4
Registered Investment Companies	0.4
Oil Companies — Exploration & Production	0.4
Semiconductor Components — Integrated Circuits	0.3
Computers	0.3
Retail — Drug Store	0.2
Brewery	0.2
Medical Instruments	0.2
Electric — Integrated	0.2
Real Estate Investment Trusts	0.2
Insurance — Life/Health	0.2
Chemicals — Diversified	0.2
Building Products — Air & Heating	0.2
Telephone — Integrated	0.1
Networking Products	0.1
Cable/Satellite TV	0.1
Cosmetics & Toiletries	0.1
Insurance — Mutual	0.1
Medical — Biomedical/Gene	0.1
Medical — Generic Drugs	0.1
Insurance — Property/Casualty	0.1
Auto — Cars/Light Trucks	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

100.1%

Credit Quality Allocation†#

Aaa	85.7%
Aa	5.7
A	3.1
Baa	2.7
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

87

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.2%
Diversified Financial Services — 3.2%
A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$71,065	$70,995
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	424,484	417,118
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,185,638
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.68% due 08/15/2045(1)(2)	833,084	58,673
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	168,360	173,485
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	116,806	116,821
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)	398,000	415,617
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	449,301	451,015
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	698,652	708,234
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	565,000	560,156
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	223,690
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	331,101

Total Asset Backed Securities
(cost $4,693,861)		4,712,543

U.S. CORPORATE BONDS & NOTES — 5.4%
Airlines — 0.5%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	748,000	727,954

Auto - Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026#	135,000	127,512

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	296,424

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	207,911

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	225,604

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	225,891

Security Description	Principal Amount	Value (Note 2)

Computers (continued)
Apple, Inc. Senior Notes 2.85% due 05/06/2021	$151,000	$155,771

		381,662

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	177,494

Diversified Banking Institutions — 0.8%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	397,316
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	174,556
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	133,000	133,646
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	205,233
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	319,416

		1,230,167

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	243,714

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	107,328

Insurance - Life/Health — 0.2%
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	225,823

Insurance - Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*#	154,000	153,426

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	129,040

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	259,844

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	148,483

Multimedia — 0.3%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	500,099

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	211,241

88

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 0.4%
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025#	$402,000	$403,154
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	116,000	119,955

		523,109

Pipelines — 0.4%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021#	190,000	203,274
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	130,452
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	134,879
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	171,882

		640,487

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026#	240,000	227,178

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	337,548

Semiconductor Components - Integrated Circuits — 0.3%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	439,000	438,141

Telephone - Integrated — 0.1%
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	174,582

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	90,402
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,880

		112,282

Total U.S. Corporate Bonds & Notes
(cost $7,726,748)		7,807,053

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Building Products - Air & Heating — 0.2%
Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	214,647

Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026#	217,000	209,029
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	367,117

		576,146

Security Description	Principal Amount	Value (Note 2)

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	$126,000	$130,660

Multimedia — 0.1%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	210,295

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	254,057
Shell International Finance BV Company Guar. Notes 2.50% due 09/12/2026	367,000	353,425
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	403,000	383,032

		990,514

Telephone - Integrated — 0.0%
Nippon Telegraph & Telephone Corp. Senior Sec. Notes 1.40% due 07/18/2017	60,000	60,010

Total Foreign Corporate Bonds & Notes
(cost $2,200,658)		2,182,272

U.S. GOVERNMENT AGENCIES — 55.7%
Federal Farm Credit Bank — 1.1%
3.35% due 10/21/2025	1,500,000	1,584,995

Federal Home Loan Mtg. Corp. — 15.5%
3.27% due 12/01/2035 FRS	16,158	17,222
3.50% due 06/01/2033	1,817,647	1,910,142
4.50% due 09/01/2019	26,342	27,040
4.50% due 09/01/2039	655,925	708,993
4.50% due 11/01/2039	315,679	341,365
4.50% due 02/01/2040	443,282	479,376
4.50% due 04/01/2040	41,466	44,851
4.50% due 06/01/2040	103,759	112,201
4.50% due 08/01/2040	496,712	537,172
4.50% due 03/01/2041	1,799,611	1,945,777
4.50% due 04/01/2041	214,878	232,398
4.50% due 06/01/2041	360,725	390,060
5.00% due 12/14/2018	1,000,000	1,055,544
5.00% due 10/01/2034	24,066	26,353
5.50% due 12/01/2036	19,042	21,148
6.00% due 11/01/2033	65,776	75,205
6.50% due 02/01/2032	31,851	35,687
8.00% due 02/01/2030	1,412	1,416
8.00% due 08/01/2030	234	278
8.00% due 06/01/2031	2,479	2,833
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	444,063
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)	1,000,000	1,052,927
Federal Home Loan Mtg. Corp. REMIC(3)
Series 4150, Class GE
2.00% due 01/15/2033	1,626,466	1,608,866
Series 4186, Class JE
2.00% due 03/15/2033	441,219	442,232
Series 4594, Class GN
2.50% due 02/15/2045	955,707	967,797

89

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 3981, Class PA
3.00% due 04/15/2031	$327,035	$330,146
Series 4097, Class YK
3.00% due 08/15/2032	1,750,000	1,754,887
Series 4150, Class IG
3.00% due 01/15/2033(2)	5,291,101	535,240
Series 4365, Class HZ
3.00% due 01/15/2040	762,021	729,205
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	1,055,864
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,081,170
Series 3917, Class B
4.50% due 08/15/2026	465,000	510,296
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,627,457
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,069,439
Series 4039, Class SA
5.51% due 05/15/2042 FRS(2)(4)	638,529	114,825
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042 STRIPS(3)	1,231,367	1,231,938

		22,521,413

Federal National Mtg. Assoc. — 34.2%
zero coupon due 10/09/2019	4,250,000	4,075,580
2.63% due 12/01/2026	1,991,982	1,993,237
2.70% due 11/01/2034 FRS	16,350	17,316
2.75% due 01/01/2036 FRS	11,651	12,127
2.81% due 04/01/2025	800,000	814,961
2.94% due 01/01/2026	1,595,000	1,634,494
2.94% due 02/01/2035 FRS	2,469	2,566
3.00% due 03/01/2043	1,257,523	1,271,065
4.00% due 09/01/2040	135,663	143,975
4.00% due 10/01/2040	141,286	149,827
4.00% due 12/01/2040	177,149	187,912
4.00% due 01/01/2041	367,395	389,781
4.00% due 02/01/2041	1,490,600	1,582,287
4.00% due 03/01/2041	2,135,352	2,264,656
4.00% due 06/01/2042	1,382,761	1,481,242
5.00% due 02/01/2019	19,885	20,395
5.00% due 12/01/2036	18,729	20,617
5.50% due 12/01/2033	26,486	29,757
5.50% due 10/01/2034	31,982	35,590
6.50% due 07/01/2032	7,325	8,498
7.00% due 09/01/2031	20,883	23,299
Federal National Mtg. Assoc. REMIC(3)
Series 2002-34, Class AO
zero coupon due 05/18/2032(5)	359,602	332,970
Series 2013-15, Class DC
2.00% due 03/25/2033	1,170,021	1,153,359
Series 2011-126, Class EC
2.00% due 04/25/2040	468,402	466,342
Series 2012-38, Class PA
2.00% due 09/25/2041	2,696,575	2,659,801
Series 2013-23, Class KJ
2.25% due 05/25/2042	1,928,225	1,916,573
Series 2017-M3, Class A2
2.49% due 12/25/2026 VRS(1)	600,000	586,565
Series 2012-93, Class ME
2.50% due 01/25/2042	2,743,974	2,778,525
Series 2013-73, Class TD
2.50% due 09/25/2042	880,171	885,718
Series 2015-M13, Class A2
2.71% due 06/25/2025 VRS(1)	515,000	520,086

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2017-T1, Class A
2.90% due 06/25/2027(1)	$1,128,000	$1,132,732
Series 2016-M1, Class A2
2.94% due 01/25/2026 VRS(1)	1,239,000	1,264,944
Series 2013-100, Class DE
3.00% due 11/25/2030	3,294,022	3,417,694
Series 2013-106, Class PY
3.00% due 10/25/2033	2,900,000	2,969,732
Series 2016-30, Class PA
3.00% due 04/25/2045	1,014,147	1,041,710
Series 2016-25, Class LA
3.00% due 07/25/2045	700,051	721,370
Series 2016-33, Class JA
3.00% due 07/25/2045	707,179	726,623
Series 2015-97, Class N
3.00% due 11/25/2045	2,000,000	1,972,732
Series 2016-38, Class NA
3.00% due 01/25/2046	1,282,628	1,320,862
Series 2014-M13, Class A2
3.02% due 08/25/2024 VRS(1)	1,273,000	1,317,350
Series 2016-30, Class LY
3.50% due 05/25/2036	800,000	840,203
Series 2012-50, Class VB
4.00% due 01/25/2029	1,355,000	1,472,364
Series 2012-47, Class VB
4.00% due 04/25/2031	2,000,000	2,148,143
Series 2004-90, Class GC
4.35% due 11/25/2034	469,956	482,185
Series 2010-117, Class DY
4.50% due 10/25/2025	974,930	1,058,106
Series 2010-134, Class MB
4.50% due 12/25/2040	250,000	284,194
Series 2007-116, Class PB
5.50% due 08/25/2035	93,246	104,695
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037 STRIPS(2)	273,643	58,052

		49,792,812

Government National Mtg. Assoc. — 3.6%
4.50% due 03/15/2038	36,693	39,527
4.50% due 03/15/2039	8,292	8,925
4.50% due 05/15/2039	228,132	246,025
4.50% due 06/15/2039	206,204	222,453
4.50% due 07/15/2039	369,205	400,820
4.50% due 09/15/2039	4,928	5,319
4.50% due 12/15/2039	67,600	72,764
4.50% due 04/15/2040	152,616	164,805
4.50% due 06/15/2040	391,439	422,443
4.50% due 08/15/2040	56,932	61,442
5.00% due 09/15/2035	2,066	2,292
5.00% due 02/15/2036	82,157	91,145
5.00% due 05/15/2036	6,460	7,093
6.00% due 01/15/2032	11,309	12,886
6.50% due 08/15/2031	49,713	54,952
7.50% due 02/15/2029	5,158	5,333
7.50% due 07/15/2030	375	419
7.50% due 01/15/2031	5,404	6,042
Government National Mtg. Assoc. REMIC(3) Series 2014-58, Class EP 4.00% due 04/20/2044	432,000	475,118
Series 2004-18, Class Z
4.50% due 03/16/2034	403,658	437,076
Series 2008-6, Class GL
4.50% due 02/20/2038	1,000,000	1,091,502
Series 2005-21, Class Z
5.00% due 03/20/2035	689,145	761,771

90

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2009-91, Class PR
5.00% due 09/20/2038	$597,650	$616,060

		5,206,212

Resolution Funding Corp — 1.3%
zero coupon due 07/15/2020 STRIPS	2,000,000	1,896,302

Total U.S. Government Agencies
(cost $80,261,096)		81,001,734

U.S. GOVERNMENT TREASURIES — 24.8%
United States Treasury Bonds — 8.0%
zero coupon due 08/15/2024 STRIPS	2,040,000	1,751,075
3.13% due 02/15/2043	1,000,000	1,052,891
3.75% due 08/15/2041	5,000,000	5,845,900
3.88% due 08/15/2040	2,500,000	2,975,390

		11,625,256

United States Treasury Notes — 16.8%
0.88% due 03/31/2018	5,000,000	4,986,330
1.75% due 05/15/2023	8,000,000	7,930,312
2.00% due 02/15/2022	5,000,000	5,064,060
2.50% due 08/15/2023	3,000,000	3,099,843
2.63% due 08/15/2020	3,250,000	3,364,510

		24,445,055

Total U.S. Government Treasuries
(cost $34,640,044)		36,070,311

FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,292,848)	2,641,000	2,252,876

Total Long-Term Investment Securities
(cost $131,815,255)		134,026,789

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(6)(7) (cost $550,515)	550,515	550,515

REPURCHASE AGREEMENTS — 7.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $10,895,027 collateralized by $11,045,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $11,318,231 (cost $10,985,000)	10,985,000	10,985,000

TOTAL INVESTMENTS
(cost $143,350,770)(8)	100.1%	145,562,304
Liabilities in excess of other assets	(0.1)	(102,532)

NET ASSETS	100.0%	$145,459,772

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $3,847,481 representing 2.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2017.
(5)	Principal Only
(6)	At May 31, 2017, the Fund had loaned securities with a total value of $1,260,189. This was secured by collateral of $550,515, which was received in cash and subsequently invested in short-term investments currently valued at $550,515 as reported in the Portfolio of Investments. Additional collateral of $734,612 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
United States Treasury Notes/Bonds	0.13% to 3.38%	04/15/2018 to 05/15/2046	$734,612

(7)	The rate shown is the 7-day yield as of May 31, 2017.
(8)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

91

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed	$—	$4,712,543	$—	$4,712,543
U.S. Corporate Bonds & Notes	—	7,807,053	—	7,807,053
Foreign Corporate Bonds & Notes	—	2,182,272	—	2,182,272
U.S. Government Agencies	—	81,001,734	—	81,001,734
U.S. Government Treasuries	—	36,070,311	—	36,070,311
Foreign Government Obligations	—	2,252,876	—	2,252,876
Short-Term Investment Securities	550,515	—	—	550,515
Repurchase Agreements	—	10,985,000	—	10,985,000

Total Investments at Value	$550,515	$145,011,789	$—	$145,562,304

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

92

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Web Portals/ISP	6.6%
Computers	6.1
Medical — Biomedical/Gene	5.1
E-Commerce/Products	4.9
Applications Software	4.2
Finance — Credit Card	4.0
Internet Content — Entertainment	3.1
Medical — HMO	2.4
Medical Instruments	2.3
Multimedia	2.3
Medical — Drugs	2.1
Aerospace/Defense	2.0
Retail — Discount	1.8
Tobacco	1.7
Cosmetics & Toiletries	1.6
Retail — Restaurants	1.6
Electronic Components — Semiconductors	1.6
Cable/Satellite TV	1.5
Retail — Major Department Stores	1.4
Semiconductor Equipment	1.2
Chemicals — Diversified	1.2
Entertainment Software	1.2
Retail — Apparel/Shoe	1.1
Registered Investment Companies	1.1
Retail — Auto Parts	1.1
Real Estate Investment Trusts	1.1
Beverages — Non-alcoholic	1.0
Diversified Banking Institutions	1.0
Semiconductor Components — Integrated Circuits	1.0
Data Processing/Management	0.9
Diversified Manufacturing Operations	0.9
Machinery — General Industrial	0.9
Oil Companies — Exploration & Production	0.9
Retail — Building Products	0.8
Internet Security	0.8
Auto/Truck Parts & Equipment — Original	0.8
Banks — Commercial	0.7
Time Deposits	0.7
Auto — Cars/Light Trucks	0.7
Airlines	0.7
Engines — Internal Combustion	0.7
Beverages — Wine/Spirits	0.6
Food — Misc./Diversified	0.6
Casino Hotels	0.6
Commercial Services	0.6
Computer Services	0.6
Internet Application Software	0.6
Medical Products	0.5
Enterprise Software/Service	0.5
Athletic Footwear	0.5
Aerospace/Defense — Equipment	0.5
Finance — Investment Banker/Broker	0.5
E-Commerce/Services	0.5
Transport — Rail	0.5
Insurance — Multi-line	0.5
Commercial Services — Finance	0.4
Agricultural Chemicals	0.4
Building Products — Cement	0.4
Electronic Measurement Instruments	0.4
Retail — Drug Store	0.4
Insurance — Life/Health	0.4
Computer Software	0.4
Medical Information Systems	0.4
Exchange — Traded Funds	0.4
Electronic Forms	0.4
Oil — Field Services	0.4
X-Ray Equipment	0.4
Food — Meat Products	0.3
Software Tools	0.3

Soap & Cleaning Preparation	0.3
Banks — Super Regional	0.3
Electronic Components — Misc.	0.3
Machinery — Construction & Mining	0.3
Food — Retail	0.3
Transport — Truck	0.3
Chemicals — Specialty	0.3
Filtration/Separation Products	0.3
Building — Residential/Commercial	0.3
Food — Catering	0.3
Broadcast Services/Program	0.3
Industrial Automated/Robotic	0.3
Lighting Products & Systems	0.3
Finance — Other Services	0.2
Telephone — Integrated	0.2
Brewery	0.2
Pharmacy Services	0.2
Medical — Wholesale Drug Distribution	0.2
Oil Companies — Integrated	0.2
E-Services/Consulting	0.2
Distribution/Wholesale	0.2
Instruments — Controls	0.2
Industrial Gases	0.2
Recreational Vehicles	0.2
Radio	0.2
Computer Aided Design	0.2
Consumer Products — Misc.	0.2
Instruments — Scientific	0.2
Racetracks	0.2
Tools — Hand Held	0.2
Insurance — Reinsurance	0.2
Pipelines	0.1
Banks — Fiduciary	0.1
Steel — Producers	0.1
Medical Labs & Testing Services	0.1
Rental Auto/Equipment	0.1
Transport — Services	0.1
Diversified Financial Services	0.1
E-Marketing/Info	0.1
Retail — Home Furnishings	0.1
Diagnostic Equipment	0.1
Finance — Leasing Companies	0.1
Machinery — Pumps	0.1
Metal — Diversified	0.1
Building Products — Air & Heating	0.1
Advertising Services	0.1
Disposable Medical Products	0.1
Diagnostic Kits	0.1
Optical Supplies	0.1
Multilevel Direct Selling	0.1
Investment Management/Advisor Services	0.1
Dialysis Centers	0.1
Electric Products — Misc.	0.1
Transport — Marine	0.1
Networking Products	0.1
Motorcycle/Motor Scooter	0.1
Retail — Automobile	0.1
Hotels/Motels	0.1
Machine Tools & Related Products	0.1
Retail — Jewelry	0.1
Cruise Lines	0.1
Advanced Materials	0.1
Real Estate Management/Services	0.1
Retail — Misc./Diversified	0.1
Internet Infrastructure Software	0.1

100.7%

*	Calculated as a percentage of net assets

93

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Advanced Materials — 0.1%
Hexcel Corp.	12,703	$653,315

Advertising Services — 0.1%
Publicis Groupe SA	14,000	1,071,788

Aerospace/Defense — 2.0%
Boeing Co.#	63,011	11,822,754
Lockheed Martin Corp.	30,158	8,478,318

		20,301,072

Aerospace/Defense - Equipment — 0.5%
Astronics Corp.†	3,407	104,254
Curtiss-Wright Corp.	5,206	468,696
United Technologies Corp.	38,000	4,608,640

		5,181,590

Agricultural Chemicals — 0.4%
Monsanto Co.	37,183	4,366,028

Airlines — 0.7%
Delta Air Lines, Inc.	107,575	5,285,160
Ryanair Holdings PLC ADR†	13,250	1,414,305

		6,699,465

Applications Software — 4.2%
Citrix Systems, Inc.†	17,841	1,472,596
Intuit, Inc.	16,090	2,262,898
Microsoft Corp.	377,169	26,341,483
salesforce.com, Inc.†	110,216	9,879,762
Tableau Software, Inc., Class A†	33,870	2,100,279

		42,057,018

Athletic Footwear — 0.5%
adidas AG	6,220	1,189,576
NIKE, Inc., Class B	75,641	4,008,217

		5,197,793

Auto - Cars/Light Trucks — 0.7%
Tata Motors, Ltd.	148,110	1,093,608
Tesla, Inc.†#	18,060	6,158,641

		7,252,249

Auto/Truck Parts & Equipment - Original — 0.8%
Valeo SA#	11,538	803,206
WABCO Holdings, Inc.†	58,635	7,142,916

		7,946,122

Banks - Commercial — 0.7%
Bank Mandiri Persero Tbk PT	1,022,000	966,757
CaixaBank SA	97,730	461,536
DNB ASA	47,330	801,596
Erste Group Bank AG	33,672	1,221,761
HDFC Bank, Ltd.	27,560	700,533
Itau Unibanco Holding SA (Preference Shares)	40,600	446,030
KBC Group NV	21,430	1,612,435
Regions Financial Corp.	89,358	1,236,714

		7,447,362

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc.	42,085	1,435,099

Banks - Super Regional — 0.3%
US Bancorp	64,910	3,303,270

Beverages - Non-alcoholic — 1.0%
Coca-Cola Co.	14,115	641,809
Dr Pepper Snapple Group, Inc.	8,360	775,891
PepsiCo, Inc.	77,086	9,009,041

		10,426,741

Security Description	Shares	Value (Note 2)

Beverages - Wine/Spirits — 0.6%
Constellation Brands, Inc., Class A	28,420	$5,193,755
Treasury Wine Estates, Ltd.#	127,730	1,235,726

		6,429,481

Brewery — 0.2%
Boston Beer Co., Inc., Class A†#	10,248	1,462,902
Heineken NV	7,990	786,888

		2,249,790

Broadcast Services/Program — 0.3%
MSG Networks, Inc., Class A†	15,616	328,717
Scripps Networks Interactive, Inc., Class A	33,170	2,196,517

		2,525,234

Building Products - Air & Heating — 0.1%
Daikin Industries, Ltd.	11,000	1,078,149

Building Products - Cement — 0.4%
CRH PLC	47,440	1,708,265
Eagle Materials, Inc.	15,440	1,455,992
HeidelbergCement AG	12,240	1,139,583

		4,303,840

Building - Residential/Commercial — 0.3%
D.R. Horton, Inc.	31,208	1,020,190
NVR, Inc.†	674	1,538,324

		2,558,514

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	317,481	13,235,783
DISH Network Corp., Class A†	21,888	1,395,798

		14,631,581

Casino Hotels — 0.6%
Las Vegas Sands Corp.	46,294	2,737,364
Sands China, Ltd.	108,800	501,936
Wynn Resorts, Ltd.#	21,800	2,805,660

		6,044,960

Chemicals - Diversified — 1.2%
Arkema SA	9,290	970,749
Dow Chemical Co.	68,638	4,252,811
FMC Corp.	25,998	1,959,469
Innophos Holdings, Inc.	4,323	182,820
Koppers Holdings, Inc.†	5,882	212,046
LyondellBasell Industries NV, Class A	36,360	2,927,707
PPG Industries, Inc.	10,890	1,158,260

		11,663,862

Chemicals - Specialty — 0.3%
Lonza Group AG	6,650	1,377,306
Shin-Etsu Chemical Co., Ltd.	9,900	887,827
W.R. Grace & Co.#	9,569	686,002

		2,951,135

Commercial Services — 0.6%
Ecolab, Inc.	35,670	4,738,403
Medifast, Inc.	2,370	98,616
RELX PLC	47,900	1,026,350
SP Plus Corp.†	3,590	105,905

		5,969,274

Commercial Services - Finance — 0.4%
Global Payments, Inc.	24,736	2,266,065
PayPal Holdings, Inc.†	41,030	2,142,176

		4,408,241

94

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	2,891	$101,590
Synopsys, Inc.†	21,396	1,601,918

		1,703,508

Computer Services — 0.6%
Accenture PLC, Class A	2,612	325,116
Carbonite, Inc.†	2,485	46,221
CSRA, Inc.	1,545	46,597
DXC Technology Co.†	33,325	2,583,354
International Business Machines Corp.	19,327	2,949,880

		5,951,168

Computer Software — 0.4%
Splunk, Inc.†#	65,836	4,031,796
SS&C Technologies Holdings, Inc.	903	33,935

		4,065,731

Computers — 6.1%
Apple, Inc.	402,377	61,467,111

Consumer Products - Misc. — 0.2%
Spectrum Brands Holdings, Inc.#	12,157	1,634,509

Cosmetics & Toiletries — 1.6%
Estee Lauder Cos., Inc., Class A	103,997	9,790,278
L’Oreal SA	5,490	1,174,541
Pola Orbis Holdings, Inc.	2,100	58,894
Procter & Gamble Co.	38,394	3,382,127
Unilever NV CVA	35,380	2,015,026

		16,420,866

Cruise Lines — 0.1%
Carnival PLC	10,410	666,615

Data Processing/Management — 0.9%
CSG Systems International, Inc.	23,429	934,583
Fidelity National Information Services, Inc.	13,771	1,182,516
Fiserv, Inc.†	43,648	5,468,221
Jack Henry & Associates, Inc.	15,021	1,595,380

		9,180,700

Diagnostic Equipment — 0.1%
Danaher Corp.	14,472	1,229,252

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	6,030	1,015,392

Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA	9,815	938,946

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	3,380	1,039,113

Distribution/Wholesale — 0.2%
Bunzl PLC	25,020	784,005
Wolseley PLC	19,410	1,277,951

		2,061,956

Diversified Banking Institutions — 1.0%
Bank of America Corp.	68,372	1,532,217
BNP Paribas SA#	20,700	1,460,774
HSBC Holdings PLC	122,400	1,063,385
JPMorgan Chase & Co.	67,990	5,585,379
UniCredit SpA†	42,404	741,669

		10,383,424

Diversified Financial Services — 0.1%
Julius Baer Group, Ltd.	25,520	1,321,386

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 0.9%
3M Co.	29,382	$6,007,737
Carlisle Cos., Inc.	14,318	1,450,843
Parker-Hannifin Corp.	10,514	1,655,640

		9,114,220

E-Commerce/Products — 4.9%
Alibaba Group Holding, Ltd. ADR†	15,670	1,918,948
Amazon.com, Inc.†	41,973	41,747,185
ASOS PLC†	14,086	1,164,629
MonotaRO Co., Ltd.#	21,800	734,212
Rakuten, Inc.	62,400	758,379
Shutterfly, Inc.†	21,823	1,080,020
Start Today Co., Ltd.	50,900	1,270,317

		48,673,690

E-Commerce/Services — 0.5%
Expedia, Inc.#	25,200	3,623,256
Priceline Group, Inc.†	529	992,981
Stamps.com, Inc.†#	675	93,082

		4,709,319

E-Marketing/Info — 0.1%
Criteo SA ADR†#	13,140	688,930
CyberAgent, Inc.	17,400	628,443

		1,317,373

E-Services/Consulting — 0.2%
CDW Corp.	34,547	2,079,038

Electric Products - Misc. — 0.1%
Emerson Electric Co.	15,485	915,473

Electric - Distribution — 0.0%
Spark Energy, Inc., Class A#	2,564	112,431

Electronic Components - Misc. — 0.3%
Omron Corp.	7,407	309,656
Stoneridge, Inc.†	13,347	206,345
Yaskawa Electric Corp.	134,900	2,685,819

		3,201,820

Electronic Components - Semiconductors — 1.6%
Broadcom, Ltd.	21,600	5,172,768
Infineon Technologies AG	37,210	823,039
Intel Corp.	53,708	1,939,396
Rohm Co., Ltd.	8,300	666,248
Skyworks Solutions, Inc.	7,538	802,269
Texas Instruments, Inc.	36,222	2,987,953
Xilinx, Inc.	49,840	3,324,826

		15,716,499

Electronic Forms — 0.4%
Adobe Systems, Inc.†	28,168	3,995,913

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	51,396	3,101,235
Keyence Corp.	2,600	1,181,092

		4,282,327

Engines - Internal Combustion — 0.7%
Cummins, Inc.	42,064	6,633,493

Enterprise Software/Service — 0.5%
Oracle Corp.	55,200	2,505,528
SAP SE	15,110	1,619,980
Veeva Systems, Inc., Class A†	17,874	1,135,714

		5,261,222

95

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Entertainment Software — 1.2%
Activision Blizzard, Inc.	139,596	$8,177,534
Electronic Arts, Inc.†	27,009	3,060,930
Take-Two Interactive Software, Inc.†	3,030	232,522

		11,470,986

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	60,329	2,893,379

Finance - Credit Card — 4.0%
American Express Co.	39,927	3,071,983
MasterCard, Inc., Class A	84,430	10,374,759
Visa, Inc., Class A#	262,013	24,951,498
Worldpay Group PLC*	317,140	1,269,171

		39,667,411

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	93,297	3,615,259
Evercore Partners, Inc., Class A	18,800	1,274,640

		4,889,899

Finance - Leasing Companies — 0.1%
ORIX Corp.	72,000	1,136,397

Finance - Other Services — 0.2%
Deutsche Boerse AG	8,620	895,509
London Stock Exchange Group PLC	33,960	1,498,636

		2,394,145

Food - Catering — 0.3%
Aramark	40,779	1,519,425
Compass Group PLC	46,930	1,009,799

		2,529,224

Food - Meat Products — 0.3%
Hormel Foods Corp.	64,566	2,171,354
Tyson Foods, Inc., Class A	22,167	1,271,056

		3,442,410

Food - Misc./Diversified — 0.6%
Associated British Foods PLC	19,930	769,337
Calbee, Inc.#	31,500	1,220,181
Campbell Soup Co.	27,760	1,600,364
Chr. Hansen Holding A/S	11,670	817,250
Mondelez International, Inc., Class A	38,441	1,790,966

		6,198,098

Food - Retail — 0.3%
Jeronimo Martins SGPS SA	54,480	1,084,465
Kroger Co.	64,712	1,927,124

		3,011,589

Hotels/Motels — 0.1%
Accor SA	17,770	843,690

Industrial Automated/Robotic — 0.3%
FANUC Corp.	4,000	786,275
Rockwell Automation, Inc.	10,861	1,723,858

		2,510,133

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	13,141	1,893,092

Instruments - Controls — 0.2%
Honeywell International, Inc.	15,216	2,023,576

Instruments - Scientific — 0.2%
Waters Corp.†	8,558	1,537,188

Security Description	Shares	Value (Note 2)

Insurance - Life/Health — 0.4%
AIA Group, Ltd.	267,400	$1,895,894
Aviva PLC	191,259	1,293,746
St James’s Place PLC	61,760	933,411

		4,123,051

Insurance - Multi-line — 0.5%
MetLife, Inc.	89,440	4,524,770

Insurance - Reinsurance — 0.2%
Essent Group, Ltd.†	40,104	1,454,572

Internet Application Software — 0.6%
Tencent Holdings, Ltd.	159,700	5,484,177

Internet Content - Entertainment — 3.1%
Facebook, Inc., Class A†	179,082	27,123,760
Netflix, Inc.†	24,500	3,995,215

		31,118,975

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	3,507	449,352

Internet Security — 0.8%
Palo Alto Networks, Inc.†	35,385	4,196,307
Symantec Corp.	47,610	1,443,059
VeriSign, Inc.†#	26,827	2,418,723

		8,058,089

Investment Management/Advisor Services — 0.1%
Affiliated Managers Group, Inc.	6,269	964,486

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.#	15,240	2,482,748

Machine Tools & Related Products — 0.1%
Sandvik AB	46,900	734,954

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	20,497	2,160,999
Komatsu, Ltd.	38,900	924,994

		3,085,993

Machinery - General Industrial — 0.9%
Hexagon AB, Class B	26,070	1,141,916
Wabtec Corp.#	93,144	7,614,522

		8,756,438

Machinery - Pumps — 0.1%
Weir Group PLC	46,920	1,097,846

Medical Information Systems — 0.4%
Cerner Corp.†	61,457	4,016,215

Medical Instruments — 2.3%
Edwards Lifesciences Corp.†	59,606	6,858,862
Intuitive Surgical, Inc.†	17,342	15,862,381
Sysmex Corp.	12,100	718,898

		23,440,141

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	13,015	1,415,642

Medical Products — 0.5%
ABIOMED, Inc.†	7,730	1,062,334
Becton Dickinson and Co.	12,307	2,328,854
Cooper Cos., Inc.	205	44,844
Hill-Rom Holdings, Inc.	1,646	127,334
Zimmer Biomet Holdings, Inc.	15,140	1,804,839

		5,368,205

96

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 5.1%
Amgen, Inc.	59,574	$9,248,268
Biogen, Inc.†	24,679	6,114,716
Celgene Corp.†	101,767	11,643,162
CSL, Ltd.	11,240	1,079,815
Gilead Sciences, Inc.	92,474	6,000,638
Illumina, Inc.†	4,108	728,595
Incyte Corp.†	9,705	1,255,148
Ionis Pharmaceuticals, Inc.†#	26,880	1,230,835
Kite Pharma, Inc.†#	12,880	931,482
Regeneron Pharmaceuticals, Inc.†	27,273	12,519,943

		50,752,602

Medical - Drugs — 2.1%
AbbVie, Inc.	30,711	2,027,540
Allergan PLC	9,330	2,087,588
Bristol-Myers Squibb Co.	68,763	3,709,764
Eli Lilly & Co.	35,970	2,862,133
Johnson & Johnson	31,458	4,034,488
Pfizer, Inc.	77,470	2,529,396
Roche Holding AG	10,131	2,780,259
Shire PLC	21,530	1,240,409

		21,271,577

Medical - HMO — 2.4%
Anthem, Inc.	9,717	1,771,895
Cigna Corp.	26,066	4,202,621
Humana, Inc.	5,054	1,173,842
UnitedHealth Group, Inc.	94,077	16,480,409

		23,628,767

Medical - Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	28,163	2,092,229

Metal - Diversified — 0.1%
Rio Tinto PLC	27,330	1,092,494

Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	3,752	318,958

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.#	16,648	882,510

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A#	17,813	977,577

Multimedia — 2.3%
Liberty Media Corp.-Liberty Formula One, Series C†#	28,024	933,199
Time Warner, Inc.	93,805	9,332,660
Twenty-First Century Fox, Inc., Class A	35,158	953,485
Walt Disney Co.	105,133	11,348,056

		22,567,400

Networking Products — 0.1%
LogMeIn, Inc.	7,977	885,447

Office Furnishings - Original — 0.0%
Knoll, Inc.	11,373	244,520

Oil Companies - Exploration & Production — 0.9%
Apache Corp.#	24,244	1,133,649
Concho Resources, Inc.†	23,663	2,999,995
EOG Resources, Inc.	32,330	2,919,722
Lundin Petroleum AB†	45,350	880,765
Tullow Oil PLC†#	260,146	612,719

		8,546,850

Oil Companies - Integrated — 0.2%
Royal Dutch Shell PLC, Class A	33,662	913,213
TOTAL SA	22,054	1,171,083

		2,084,296

Security Description	Shares	Value (Note 2)

Oil - Field Services — 0.4%
Core Laboratories NV#	21,430	$2,191,003
Halliburton Co.	32,073	1,449,379

		3,640,382

Optical Supplies — 0.1%
Essilor International SA	7,530	1,001,101

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	5,116	445,297

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	35,200	2,103,200

Pipelines — 0.1%
Williams Cos., Inc.	50,392	1,441,211

Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	10,536	365,072

Racetracks — 0.2%
Churchill Downs, Inc.	8,879	1,488,564

Radio — 0.2%
Sirius XM Holdings, Inc.#	343,265	1,802,141

Real Estate Investment Trusts — 1.1%
Care Capital Properties, Inc.	12,552	329,992
Equity Residential	69,073	4,495,962
Gaming and Leisure Properties, Inc.	42,764	1,569,866
SBA Communications Corp.†	29,429	4,066,499

		10,462,319

Real Estate Management/Services — 0.1%
Daito Trust Construction Co., Ltd.	3,500	552,099

Real Estate Operations & Development — 0.0%
RMR Group, Inc., Class A	1,092	53,617

Recreational Vehicles — 0.2%
Brunswick Corp.	30,097	1,663,160
Malibu Boats, Inc., Class A†	2,261	54,829
MCBC Holdings, Inc.	8,225	158,167

		1,876,156

Rental Auto/Equipment — 0.1%
Ashtead Group PLC	41,648	840,337
United Rentals, Inc.†	4,974	540,823

		1,381,160

Retail - Apparel/Shoe — 1.1%
Children’s Place, Inc.#	13,598	1,471,304
Coach, Inc.	49,537	2,289,105
Industria de Diseno Textil SA#	44,390	1,814,854
Ross Stores, Inc.	70,052	4,477,724
Zalando SE†*	27,375	1,307,254

		11,360,241

Retail - Auto Parts — 1.1%
O’Reilly Automotive, Inc.†#	43,754	10,591,968

Retail - Automobile — 0.1%
Astra International Tbk PT	1,339,800	880,124

Retail - Building Products — 0.8%
BMC Stock Holdings, Inc.†	13,736	267,852
Home Depot, Inc.	36,597	5,618,006
Lowe’s Cos., Inc.	31,821	2,506,540

		8,392,398

Retail - Discount — 1.8%
Costco Wholesale Corp.	32,370	5,840,519
Dollar Tree, Inc.†	69,744	5,419,109

97

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount (continued)
Dollarama, Inc.	6,930	$641,930
Wal-Mart Stores, Inc.	77,857	6,119,560

		18,021,118

Retail - Drug Store — 0.4%
CVS Health Corp.	34,681	2,664,541
Walgreens Boots Alliance, Inc.	19,895	1,611,893

		4,276,434

Retail - Home Furnishings — 0.1%
Nitori Holdings Co., Ltd.	8,500	1,242,573
Pier 1 Imports, Inc.	12,809	64,173

		1,306,746

Retail - Jewelry — 0.1%
Cie Financiere Richemont SA	8,640	720,781

Retail - Major Department Stores — 1.4%
Kering	5,930	1,961,134
Nordstrom, Inc.#	10,655	445,379
TJX Cos., Inc.	157,586	11,852,043

		14,258,556

Retail - Misc./Diversified — 0.1%
Ryohin Keikaku Co., Ltd.	1,900	494,600

Retail - Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†#	10,742	5,127,694
Darden Restaurants, Inc.	40,108	3,566,804
McDonald’s Corp.	2,735	412,684
Starbucks Corp.	113,480	7,218,463

		16,325,645

Schools — 0.0%
Capella Education Co.	2,096	181,409

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	24,220	2,077,107
Marvell Technology Group, Ltd.	54,220	934,753
Maxim Integrated Products, Inc.	112,914	5,397,289
QUALCOMM, Inc.	18,541	1,061,843
Taiwan Semiconductor Manufacturing Co., Ltd.	119,000	803,119

		10,274,111

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	139,518	6,401,086
ASML Holding NV	24,285	3,205,463
KLA-Tencor Corp.	5,740	596,960
Lam Research Corp.	13,881	2,153,915

		12,357,424

Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	48,579	2,509,591
Reckitt Benckiser Group PLC	8,010	819,241

		3,328,832

Software Tools — 0.3%
VMware, Inc., Class A†#	34,622	3,363,527

Steel - Producers — 0.1%
Steel Dynamics, Inc.	41,779	1,420,068

Telecommunication Equipment — 0.0%
ARRIS International PLC†	2,209	61,940

Telephone - Integrated — 0.2%
Verizon Communications, Inc.	50,473	2,354,061

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 1.7%
Altria Group, Inc.	71,801	$5,416,667
British American Tobacco PLC	30,760	2,191,691
Philip Morris International, Inc.	75,669	9,065,146

		16,673,504

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	10,810	1,487,888

Transactional Software — 0.0%
Amadeus IT Group SA	5,330	310,449

Transport - Marine — 0.1%
AP Moller — Maersk A/S, Series B	480	914,120

Transport - Rail — 0.5%
Union Pacific Corp.	41,919	4,623,666

Transport - Services — 0.1%
DSV A/S	22,360	1,361,230

Transport - Truck — 0.3%
JB Hunt Transport Services, Inc.	35,270	3,011,353

Web Portals/ISP — 6.6%
Alphabet, Inc., Class A†	50,926	50,268,545
Alphabet, Inc., Class C†	13,210	12,745,801
Baidu, Inc. ADR†	11,710	2,179,231
Yandex NV, Class A†	27,320	723,434

		65,917,011

X-Ray Equipment — 0.4%
Hologic, Inc.†#	82,485	3,572,425

Total Common Stocks
(cost $807,559,280)		986,061,514

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (cost $3,879,834)	33,558	4,004,812

Total Long-Term Investment Securities
(cost $811,439,114)		990,066,326

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(2)(3)	10,875,978	10,875,978

Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$7,446,000	7,446,000

Total Short-Term Investment Securities
(cost $18,321,978)		18,321,978

TOTAL INVESTMENTS
(cost $829,761,092)(1)	100.7%	1,008,388,304
Liabilities in excess of other assets	(0.7)	(7,127,624)

NET ASSETS	100.0%	$1,001,260,680

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $2,576,425 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

98

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

(1)	See Note 5 for cost of investments on a tax basis.
(2)	At May 31, 2017, the Fund had loaned securities with a total value of $63,102,258. This was secured by collateral of $10,875,978, which was received in cash and subsequently invested in short-term investments currently valued at $10,875,978 as reported in the Portfolio of Investments. Additional collateral of $53,633,917 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$3,943,765
Federal National Mtg. Assoc.	2.50% to 4.40%	01/01/2032 to 11/01/2046	4,038,210
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	9,419,872
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	1,367,264
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2017 to 02/15/2047	34,864,806

(3)	The rate show is the 7-day yield as of May 31, 2017.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse	JPY	106,124,060	USD	951,356	06/30/2017	$–	$(8,084)
	USD	23,777	JPY	2,628,780	06/30/2017	–	(11)

						–	(8,095)

UBS AG	EUR	1,637,485	USD	1,787,856	06/30/2017	–	(54,376)
	USD	98,628	EUR	89,746	06/30/2017	2,339	–

						2,339	(54,376)

Net Unrealized Appreciation (Depreciation)						$2,339	$(62,471)

EUR—Euro Currency

JPY—Japanese Yen

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$986,061,514	$—	$—	$986,061,514
Exchange-Traded Funds	4,004,812	—	—	4,004,812
Short-Term Investment Securities:
Registered Investment Companies	10,875,978	—	—	10,875,978
Time Deposits	—	7,446,000	—	7,446,000

Total Investments at Value	$1,000,942,304	$7,446,000	$—	$1,008,388,304

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$2,339	$—	$2,339

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$62,471	$—	$62,471

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

99

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Medical — Drugs	5.6%
Computers	4.6
Diversified Banking Institutions	4.1
Web Portals/ISP	3.7
Applications Software	3.4
Electric — Integrated	3.2
Oil Companies — Exploration & Production	3.0
Medical — Biomedical/Gene	2.7
Electronic Components — Semiconductors	2.7
Diversified Manufacturing Operations	2.6
Medical — HMO	2.6
Cable/Satellite TV	2.4
Banks — Super Regional	2.4
Real Estate Investment Trusts	2.3
E-Commerce/Products	2.1
Retail — Building Products	2.1
Insurance — Multi-line	2.1
Internet Content — Entertainment	2.1
Oil Companies — Integrated	2.0
Multimedia	1.9
Finance — Credit Card	1.9
Beverages — Non-alcoholic	1.9
Chemicals — Diversified	1.8
Tobacco	1.6
Transport — Rail	1.6
Computer Services	1.6
Insurance — Reinsurance	1.5
Telephone — Integrated	1.3
Instruments — Controls	1.3
Electronic Forms	1.2
Diagnostic Equipment	1.2
Food — Misc./Diversified	1.0
Semiconductor Components — Integrated Circuits	1.0
Banks — Fiduciary	0.9
Aerospace/Defense	0.9
Retail — Discount	0.9
Tools — Hand Held	0.9
Retail — Major Department Stores	0.9
Retail — Drug Store	0.8
Airlines	0.8
Retail — Restaurants	0.8
Cosmetics & Toiletries	0.8
Finance — Investment Banker/Broker	0.7
Beverages — Wine/Spirits	0.7
Medical Instruments	0.7
Brewery	0.7
Data Processing/Management	0.7
Medical Products	0.6
Electronic Connectors	0.6
Aerospace/Defense — Equipment	0.6
Consumer Products — Misc.	0.5
Oil — Field Services	0.5
Retail — Auto Parts	0.5
Auto/Truck Parts & Equipment — Original	0.4
Finance — Other Services	0.4
Auto — Cars/Light Trucks	0.4
Banks — Commercial	0.4
Commercial Services — Finance	0.4
Time Deposits	0.4
Insurance Brokers	0.4
Networking Products	0.4
Containers — Paper/Plastic	0.3
Building — Residential/Commercial	0.3
Auto — Heavy Duty Trucks	0.3
Cruise Lines	0.3
Oil Refining & Marketing	0.3
Building Products — Wood	0.3
Athletic Footwear	0.3
Electronic Measurement Instruments	0.3

Electronic Security Devices	0.3
Enterprise Software/Service	0.2
Agricultural Chemicals	0.2
Retail — Apparel/Shoe	0.2
Containers — Metal/Glass	0.2
Retail — Consumer Electronics	0.2
Cellular Telecom	0.2
Registered Investment Companies	0.2
Radio	0.1
Pipelines	0.1
Food — Retail	0.1
Semiconductor Equipment	0.1
Investment Management/Advisor Services	0.1
Engines — Internal Combustion	0.1
Gas — Distribution	0.1
Transport — Services	0.1
Insurance — Property/Casualty	0.1
Gold Mining	0.1
Retail — Regional Department Stores	0.1
Building Products — Cement	0.1
Metal — Aluminum	0.1
Home Decoration Products	0.1
Building Products — Air & Heating	0.1
Agricultural Operations	0.1
Medical — Hospitals	0.1

100.0%

*	Calculated as a percentage of net assets

100

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Aerospace/Defense — 0.9%
General Dynamics Corp.	3,556	$722,757
Northrop Grumman Corp.	1,478	383,127

		1,105,884

Aerospace/Defense - Equipment — 0.6%
L3 Technologies, Inc.	1,349	227,428
United Technologies Corp.	4,447	539,332

		766,760

Agricultural Chemicals — 0.2%
Mosaic Co.	11,947	270,361

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	1,559	64,823

Airlines — 0.8%
Delta Air Lines, Inc.	8,428	414,068
United Continental Holdings, Inc.†	7,414	590,673

		1,004,741

Applications Software — 3.4%
Microsoft Corp.	58,720	4,101,005

Athletic Footwear — 0.3%
NIKE, Inc., Class B	6,237	330,499

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.	22,411	249,210
General Motors Co.	7,561	256,545

		505,755

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	6,011	378,453

Auto/Truck Parts & Equipment - Original — 0.4%
Delphi Automotive PLC	4,483	394,370
Lear Corp.	857	127,727

		522,097

Banks - Commercial — 0.4%
BB&T Corp.	4,871	202,877
Regions Financial Corp.	6,495	89,891
SVB Financial Group†	600	102,300
Zions Bancorporation	2,103	84,267

		479,335

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	14,810	697,847
State Street Corp.	5,073	413,247

		1,111,094

Banks - Super Regional — 2.4%
Capital One Financial Corp.	5,764	443,367
KeyCorp	24,892	434,863
PNC Financial Services Group, Inc.	1,689	200,484
Wells Fargo & Co.	36,203	1,851,422

		2,930,136

Beverages - Non-alcoholic — 1.9%
Coca-Cola Co.	7,317	332,704
Dr Pepper Snapple Group, Inc.	1,044	96,894
PepsiCo, Inc.	15,605	1,823,756

		2,253,354

Beverages - Wine/Spirits — 0.7%
Brown-Forman Corp., Class B	2,574	133,720
Constellation Brands, Inc., Class A	4,023	735,203

		868,923

Security Description	Shares	Value (Note 2)

Brewery — 0.7%
Molson Coors Brewing Co., Class B	8,340	$790,549

Building Products - Air & Heating — 0.1%
Lennox International, Inc.	367	64,996

Building Products - Cement — 0.1%
Vulcan Materials Co.	659	82,144

Building Products - Wood — 0.3%
Masco Corp.	9,341	347,952

Building - Residential/Commercial — 0.3%
D.R. Horton, Inc.	3,992	130,498
PulteGroup, Inc.	8,580	194,509
Toll Brothers, Inc.	1,833	67,656

		392,663

Cable/Satellite TV — 2.4%
Charter Communications, Inc., Class A†	3,094	1,069,132
Comcast Corp., Class A	36,546	1,523,603
DISH Network Corp., Class A†	5,663	361,129

		2,953,864

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,830	190,799

Chemicals - Diversified — 1.8%
Celanese Corp., Series A	1,365	118,141
Dow Chemical Co.	6,478	401,377
E.I. du Pont de Nemours & Co.	12,382	977,187
Eastman Chemical Co.	7,956	637,355

		2,134,060

Commercial Services - Finance — 0.4%
Automatic Data Processing, Inc.	1,135	116,190
Vantiv, Inc., Class A†	2,418	151,657
WEX, Inc.†	2,021	206,465

		474,312

Computer Services — 1.6%
Accenture PLC, Class A	12,928	1,609,148
International Business Machines Corp.	1,978	301,902

		1,911,050

Computers — 4.6%
Apple, Inc.	32,562	4,974,171
HP, Inc.	31,635	593,473

		5,567,644

Consumer Products - Misc. — 0.5%
Kimberly-Clark Corp.	5,100	661,623

Containers - Metal/Glass — 0.2%
Crown Holdings, Inc.†	4,203	242,681

Containers - Paper/Plastic — 0.3%
Sealed Air Corp.	2,201	97,769
WestRock Co.	5,465	297,405

		395,174

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	10,316	908,736

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd.	3,395	374,061

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	7,037	604,267
First Data Corp., Class A†#	3,950	67,663
Paychex, Inc.	1,999	118,401

		790,331

101

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diagnostic Equipment — 1.2%
Abbott Laboratories	15,928	$727,273
Danaher Corp.	3,471	294,827
Thermo Fisher Scientific, Inc.	2,184	377,373

		1,399,473

Diversified Banking Institutions — 4.1%
Bank of America Corp.	91,084	2,041,193
Citigroup, Inc.	28,686	1,736,650
Goldman Sachs Group, Inc.	522	110,278
Morgan Stanley	24,383	1,017,746

		4,905,867

Diversified Manufacturing Operations — 2.6%
Eaton Corp. PLC	7,646	591,647
General Electric Co.	57,614	1,577,471
Ingersoll-Rand PLC	8,821	790,362
Parker-Hannifin Corp.	793	124,874
Textron, Inc.	1,405	67,159

		3,151,513

E-Commerce/Products — 2.1%
Amazon.com, Inc.†	2,596	2,582,034

Electric - Integrated — 3.2%
American Electric Power Co., Inc.	872	62,592
CMS Energy Corp.	8,991	426,263
Edison International	9,001	734,212
NextEra Energy, Inc.	7,094	1,003,375
PG&E Corp.	9,689	662,534
Pinnacle West Capital Corp.	3,868	341,738
Xcel Energy, Inc.	12,595	603,426

		3,834,140

Electronic Components - Semiconductors — 2.7%
Broadcom, Ltd.	5,755	1,378,208
Microchip Technology, Inc.#	3,824	318,539
NVIDIA Corp.	1,635	236,012
Texas Instruments, Inc.	15,853	1,307,714

		3,240,473

Electronic Connectors — 0.6%
TE Connectivity, Ltd.	9,888	779,669

Electronic Forms — 1.2%
Adobe Systems, Inc.†	10,550	1,496,623

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	4,204	253,670
Fortive Corp.	863	53,894

		307,564

Electronic Security Devices — 0.3%
Allegion PLC	3,899	306,578

Engines - Internal Combustion — 0.1%
Cummins, Inc.	886	139,722

Enterprise Software/Service — 0.2%
Oracle Corp.	3,083	139,937
Workday, Inc., Class A†#	1,377	137,673

		277,610

Finance - Credit Card — 1.9%
American Express Co.	2,624	201,891
Discover Financial Services	6,323	371,160
MasterCard, Inc., Class A	6	737
Visa, Inc., Class A#	17,687	1,684,333

		2,258,121

Security Description	Shares	Value (Note 2)

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	22,705	$879,819

Finance - Other Services — 0.4%
Intercontinental Exchange, Inc.	8,456	508,967

Food - Confectionery — 0.0%
J.M. Smucker Co.	341	43,597

Food - Misc./Diversified — 1.0%
Kraft Heinz Co.	3,193	294,395
Mondelez International, Inc., Class A	20,251	943,494

		1,237,889

Food - Retail — 0.1%
Kroger Co.	5,318	158,370

Gas - Distribution — 0.1%
NiSource, Inc.	5,174	134,886

Gold Mining — 0.1%
Newmont Mining Corp.	2,808	95,893

Home Decoration Products — 0.1%
Newell Brands, Inc.	1,280	67,776

Instruments - Controls — 1.3%
Honeywell International, Inc.	11,983	1,593,619

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	7,859	445,841

Insurance - Multi-line — 2.1%
Chubb, Ltd.	8,157	1,168,001
Hartford Financial Services Group, Inc.	6,404	316,294
MetLife, Inc.	20,172	1,020,501
Voya Financial, Inc.	1,711	58,482

		2,563,278

Insurance - Property/Casualty — 0.1%
XL Group, Ltd.	2,427	106,036

Insurance - Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	10,025	1,656,932
Everest Re Group, Ltd.	425	108,226

		1,765,158

Internet Content - Entertainment — 2.1%
Facebook, Inc., Class A†	15,832	2,397,915
Snap, Inc., Class A†#	4,979	105,604

		2,503,519

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	465	56,168
BlackRock, Inc.	205	83,894

		140,062

Medical Instruments — 0.7%
Boston Scientific Corp.†	29,379	794,114

Medical Products — 0.6%
Becton Dickinson and Co.	2,563	484,996
Cooper Cos., Inc.	297	64,969
Zimmer Biomet Holdings, Inc.	1,932	230,314

		780,279

Medical - Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	2,586	253,505
Amgen, Inc.	362	56,197
Biogen, Inc.†	2,736	677,899
BioMarin Pharmaceutical, Inc.†	562	49,254
Celgene Corp.†	7,616	871,346
Gilead Sciences, Inc.	10,850	704,056
Illumina, Inc.†	1,760	312,154

102

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Vertex Pharmaceuticals, Inc.†	2,671	$330,136

		3,254,547

Medical - Drugs — 5.6%
AbbVie, Inc.	2,704	178,518
Allergan PLC	4,191	937,736
Bristol-Myers Squibb Co.	18,092	976,063
Eli Lilly & Co.	11,173	889,036
Johnson & Johnson	9,924	1,272,753
Merck & Co., Inc.	10,905	710,025
Pfizer, Inc.	55,246	1,803,782

		6,767,913

Medical - HMO — 2.6%
Aetna, Inc.	4,119	596,678
Cigna Corp.	1,456	234,751
Humana, Inc.	2,123	493,088
UnitedHealth Group, Inc.	10,356	1,814,164

		3,138,681

Medical - Hospitals — 0.1%
HCA Healthcare, Inc.†	743	60,859

Metal - Aluminum — 0.1%
Alcoa Corp.	2,475	81,526

Multimedia — 1.9%
Time Warner, Inc.	3,190	317,373
Twenty-First Century Fox, Inc., Class A	40,690	1,103,513
Walt Disney Co.	8,162	881,006

		2,301,892

Networking Products — 0.4%
Cisco Systems, Inc.	13,545	427,074

Oil Companies - Exploration & Production — 3.0%
Anadarko Petroleum Corp.	7,184	363,007
Apache Corp.#	2,268	106,052
Cabot Oil & Gas Corp.#	7,282	161,588
Concho Resources, Inc.†	1,671	211,849
Diamondback Energy, Inc.†	4,610	427,624
EOG Resources, Inc.	9,521	859,841
EQT Corp.#	3,670	202,841
Occidental Petroleum Corp.	8,919	525,597
Pioneer Natural Resources Co.	4,335	723,338

		3,581,737

Oil Companies - Integrated — 2.0%
Chevron Corp.	8,526	882,270
Exxon Mobil Corp.	19,546	1,573,453

		2,455,723

Oil Refining & Marketing — 0.3%
Phillips 66	2,768	210,673
Valero Energy Corp.	2,611	160,498

		371,171

Oil - Field Services — 0.5%
Halliburton Co.	5,117	231,237
Schlumberger, Ltd.	5,752	400,282

		631,519

Pipelines — 0.1%
Kinder Morgan, Inc.	8,711	163,418

Radio — 0.1%
Sirius XM Holdings, Inc.#	32,994	173,218

Real Estate Investment Trusts — 2.3%
AvalonBay Communities, Inc.#	2,614	499,901

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Boston Properties, Inc.	1,361	$165,117
Brixmor Property Group, Inc.	3,275	59,081
Camden Property Trust	719	59,900
Digital Realty Trust, Inc.	915	108,144
Equinix, Inc.	521	229,766
Extra Space Storage, Inc.#	2,334	180,815
Federal Realty Investment Trust	476	58,424
HCP, Inc.	5,728	179,516
Kimco Realty Corp.	8,998	157,825
Omega Healthcare Investors, Inc.	1,059	33,168
Prologis, Inc.	6,349	352,624
Public Storage	2,035	438,237
Regency Centers Corp.	1,247	75,892
Vornado Realty Trust	2,532	233,450

		2,831,860

Retail - Apparel/Shoe — 0.2%
Ross Stores, Inc.	4,198	268,336

Retail - Auto Parts — 0.5%
AutoZone, Inc.†	182	110,277
O’Reilly Automotive, Inc.†#	1,806	437,197

		547,474

Retail - Building Products — 2.1%
Home Depot, Inc.	10,112	1,552,293
Lowe’s Cos., Inc.	12,949	1,019,993

		2,572,286

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.#	3,334	198,006

Retail - Discount — 0.9%
Costco Wholesale Corp.	4,197	757,265
Dollar General Corp.	3,099	227,435
Wal-Mart Stores, Inc.	1,428	112,241

		1,096,941

Retail - Drug Store — 0.8%
Walgreens Boots Alliance, Inc.	12,474	1,010,643

Retail - Major Department Stores — 0.9%
TJX Cos., Inc.	13,715	1,031,505

Retail - Regional Department Stores — 0.1%
Macy’s, Inc.	3,906	91,791

Retail - Restaurants — 0.8%
Starbucks Corp.	14,442	918,656
Yum China Holdings, Inc.†	508	19,512

		938,168

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	12,890	1,105,446
QUALCOMM, Inc.	1,050	60,134

		1,165,580

Semiconductor Equipment — 0.1%
Lam Research Corp.	907	140,739

Telephone - Integrated — 1.3%
AT&T, Inc.	24,016	925,336
Verizon Communications, Inc.	14,468	674,788

		1,600,124

Tobacco — 1.6%
Altria Group, Inc.	5,004	377,502
Philip Morris International, Inc.	12,950	1,551,410

		1,928,912

103

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Tools - Hand Held — 0.9%
Snap-on, Inc.	2,062	$333,343
Stanley Black & Decker, Inc.	5,388	741,604

		1,074,947

Transport - Rail — 1.6%
Canadian Pacific Railway, Ltd.	1,532	242,408
Norfolk Southern Corp.	2,847	353,114
Union Pacific Corp.	12,083	1,332,755

		1,928,277

Transport - Services — 0.1%
FedEx Corp.	596	115,529

Web Portals/ISP — 3.7%
Alphabet, Inc., Class A†	2,281	2,251,552
Alphabet, Inc., Class C†	2,246	2,167,076

		4,418,628

Total Long-Term Investment Securities
(cost $94,040,991)		119,843,373

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	189,695	189,695

Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$465,000	465,000

Total Short-Term Investment Securities
(cost $654,695)		654,695

TOTAL INVESTMENTS
(cost $94,695,686)(3)	100.0%	120,498,068
Other assets less liabilities	0.0	17,379

NET ASSETS	100.0%	$120,515,447

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $3,902,581. This was secured by collateral of $189,695, which was received in cash and subsequently invested in short-term investments currently valued at $189,695 as reported in the Portfolio of Investments. Additional collateral of $3,802,156 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$241,336
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	246,916
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	581,786
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	125,949
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	2,606,169

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Index	June 2017	$597,648	$602,775	$5,127

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$119,843,373	$—	$—	$119,843,373
Short-Term Investment Securities:
Registered Investment Companies	189,695	—	—	189,695
Time Deposits	—	465,000	—	465,000

Total Investments at Value	$120,033,068	$465,000	$—	$120,498,068

Other Financial Instruments:†
Futures Contracts	$5,127	$—	$—	$5,127

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

104

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2017

Industry Allocation*

Medical — Biomedical/Gene	24.8%
Medical — Drugs	22.1
Medical — HMO	17.2
Medical Products	9.5
Registered Investment Companies	6.0
Medical Instruments	5.6
Medical — Hospitals	3.6
Diagnostic Equipment	3.4
Therapeutics	2.4
Electronic Measurement Instruments	2.3
Retail — Drug Store	1.5
X-Ray Equipment	1.4
Medical — Generic Drugs	1.2
Dialysis Centers	1.1
Medical Information Systems	0.8
Dental Supplies & Equipment	0.6
Instruments — Controls	0.6
Medical — Wholesale Drug Distribution	0.6
Medical Imaging Systems	0.4
Drug Delivery Systems	0.3
Pharmacy Services	0.1
Applications Software	0.1
Commercial Services	0.1

105.7%

*	Calculated as a percentage of net assets

105

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Commercial Services — 0.1%
HMS Holdings Corp.†	37,300	$679,606

Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†	16,800	2,439,360
DENTSPLY SIRONA, Inc.	30,256	1,921,861

		4,361,221

Diagnostic Equipment — 3.4%
Danaher Corp.#	48,400	4,111,096
GenMark Diagnostics, Inc.†	130,364	1,686,910
Oxford Immunotec Global PLC†#	18,600	260,400
Thermo Fisher Scientific, Inc.	101,100	17,469,069

		23,527,475

Dialysis Centers — 1.1%
DaVita, Inc.†	78,199	5,181,466
Fresenius Medical Care AG & Co. KGaA	25,134	2,404,430

		7,585,896

Drug Delivery Systems — 0.3%
DexCom, Inc.†#	32,255	2,155,924

Electronic Measurement Instruments — 2.3%
Agilent Technologies, Inc.	272,300	16,430,582

Instruments-Controls — 0.6%
Mettler-Toledo International, Inc.†	7,400	4,312,794

Medical Imaging Systems — 0.4%
Lantheus Holdings, Inc.†	189,887	3,152,124

Medical Information Systems — 0.7%
athenahealth, Inc.†#	36,896	4,943,326

Medical Instruments — 5.6%
Bruker Corp.	97,437	2,651,261
Intuitive Surgical, Inc.†	27,960	25,574,453
Medtronic PLC	88,321	7,443,694
Teleflex, Inc.	15,700	3,140,314

		38,809,722

Medical Products — 9.2%
Advanced Accelerator Applications SA ADR†#	54,840	2,071,855
Becton Dickinson and Co.	145,287	27,492,659
Cooper Cos., Inc.#	21,722	4,751,688
Glaukos Corp.†#	8,800	358,248
Henry Schein, Inc.†#	23,397	4,304,346
K2M Group Holdings, Inc.†#	38,279	870,847
Penumbra, Inc.†	6,218	515,162
Stryker Corp.#	107,200	15,325,312
West Pharmaceutical Services, Inc.	55,100	5,345,802
Wright Medical Group NV†	116,139	3,103,234
Wright Medical Group NV CVR†#	7,700	10,780

		64,149,933

Medical - Biomedical/Gene — 24.8%
Acceleron Pharma, Inc.†#	78,900	2,012,739
Acerta Pharma B.V., Class A†(2)(4)(5)	854,366	828,735
Acerta Pharma B.V., Class B†(2)(4)(5)	9,771,120	635,123
Alder Biopharmaceuticals, Inc.†#	28,500	438,900
Alexion Pharmaceuticals, Inc.†	169,532	16,619,222
Alnylam Pharmaceuticals, Inc.†#	81,769	5,352,599
Amgen, Inc.	45,500	7,063,420
Ardelyx, Inc.†	47,172	221,708
Argenx SE ADR†#	9,734	202,954
Audentes Therapeutics, Inc.†	37,170	530,416
Axovant Sciences, Ltd.†	111,319	2,381,113
Bellicum Pharmaceuticals, Inc.†	11,844	125,428
Biogen, Inc.†	48,909	12,118,183
Biohaven Pharmaceutical Holding Co., Ltd.†	12,480	314,621
BioMarin Pharmaceutical, Inc.†#	64,730	5,672,937

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Bioverativ, Inc.†	24,014	$1,322,931
Bluebird Bio, Inc.†#	54,442	4,102,205
Blueprint Medicines Corp.†	42,347	1,519,410
Celgene Corp.†	40,580	4,642,758
Corvus Pharmaceuticals, Inc.†#	13,399	136,134
Dermira, Inc.†#	38,225	1,048,130
Editas Medicine, Inc.†#	41,079	561,139
Exelixis, Inc.†	142,279	2,662,040
FibroGen, Inc.†#	32,500	854,750
Gilead Sciences, Inc.	139,175	9,031,066
GlycoMimetics, Inc.†	38,048	482,829
Illumina, Inc.†#	11,715	2,077,772
Immunomedics, Inc.†#	194,217	1,466,338
Incyte Corp.†#	147,251	19,043,972
Innate Pharma SA†#	34,899	479,462
Insmed, Inc.†#	257,800	3,975,276
Ionis Pharmaceuticals, Inc.†#	25,200	1,153,908
Juno Therapeutics, Inc.†#	40,800	947,784
Kite Pharma, Inc.†#	76,077	5,501,889
Otonomy, Inc.†	38,900	476,525
Ovid Therapeutics, Inc.†(1)(4)(5)	14,828	179,604
Ovid therapeutics, Inc.†	3,200	40,800
Prothena Corp. PLC†#	96,537	4,924,352
Puma Biotechnology, Inc.†#	87,755	6,713,257
Regeneron Pharmaceuticals, Inc.†#	26,800	12,302,808
Retrophin, Inc.†#	27,100	429,535
Sage Therapeutics, Inc.†#	76,966	5,088,222
Seattle Genetics, Inc.†#	28,754	1,839,681
Seres Therapeutics, Inc.†#	13,744	125,345
Spark Therapeutics, Inc.†#	72,137	3,673,937
Theravance Biopharma, Inc.†#	25,764	940,386
Tocagen, Inc.†#	15,941	254,897
Ultragenyx Pharmaceutical, Inc.†#	44,922	2,419,050
Vertex Pharmaceuticals, Inc.†	144,281	17,833,132
WaVe Life Sciences, Ltd.†	20,780	392,742
Zeneca, Inc. CVR†(2)(4)(5)	23,110	14,213

		173,176,377

Medical - Drugs — 21.6%
AbbVie, Inc.#	72,877	4,811,340
ACADIA Pharmaceuticals, Inc.†#	62,109	1,596,822
Achaogen, Inc.†#	55,395	1,117,871
Aclaris Therapeutics, Inc.†#	22,300	530,294
Aimmune Therapeutics, Inc.†#	48,933	812,288
Alkermes PLC†#	124,051	7,165,186
Allergan PLC#	90,287	20,201,716
Amicus Therapeutics, Inc.†#	152,441	1,222,577
Array BioPharma, Inc.†#	66,947	507,458
Astellas Pharma, Inc.	152,800	1,929,488
AstraZeneca PLC ADR#	261,900	9,006,741
BeiGene, Ltd. ADR†#	28,627	1,052,042
Bristol-Myers Squibb Co.	169,870	9,164,487
Chugai Pharmaceutical Co., Ltd.	67,700	2,573,517
Clovis Oncology, Inc.†#	39,043	2,016,961
Coherus Biosciences, Inc.†#	35,058	692,396
Eisai Co., Ltd.#	38,500	2,028,767
Eli Lilly & Co.	142,386	11,329,654
Ironwood Pharmaceuticals, Inc.†#	314,540	5,570,503
Jazz Pharmaceuticals PLC†	2,200	320,232
Mallinckrodt PLC†#	101,344	4,370,967
Merck & Co., Inc.	205,800	13,399,638
Minerva Neurosciences, Inc.†#	41,900	345,675
Pacira Pharmaceuticals, Inc.†#	7,271	322,832
Radius Health, Inc.†#	105,313	3,645,936
Roche Holding AG	24,114	6,617,626
Sanofi	56,000	5,546,560
Shire PLC ADR	77,509	13,387,354

106

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
TESARO, Inc.†#	96,483	$14,405,877
TherapeuticsMD, Inc.†#	390,613	1,621,044
Zoetis, Inc.	51,500	3,207,420

		150,521,269

Medical - Generic Drugs — 1.2%
Avexis, Inc.†#	23,787	1,682,930
Mylan NV†#	75,100	2,927,398
Perrigo Co. PLC#	22,000	1,602,700
Teva Pharmaceutical Industries, Ltd. ADR	74,000	2,061,640

		8,274,668

Medical - HMO — 17.2%
Aetna, Inc.	85,353	12,364,236
Anthem, Inc.#	73,100	13,329,785
Centene Corp.†	175,180	12,723,323
Cigna Corp.	119,800	19,315,354
Humana, Inc.	81,863	19,013,500
Molina Healthcare, Inc.†#	12,636	815,907
UnitedHealth Group, Inc.	221,900	38,872,442
WellCare Health Plans, Inc.†	19,550	3,358,690

		119,793,237

Medical - Hospitals — 3.6%
Acadia Healthcare Co., Inc.†#	105,680	4,368,811
Envision Healthcare Corp.†#	78,089	4,264,440
HCA Healthcare, Inc.†	140,816	11,534,239
Universal Health Services, Inc., Class B	43,482	4,942,164

		25,109,654

Medical - Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.#	11,500	1,055,355
McKesson Corp.	17,561	2,864,024

		3,919,379

Pharmacy Services — 0.0%
JAND, Inc. (dba Warby Parker)., Class A(2)(4)(5)	33,706	315,825

Retail - Drug Store — 1.5%
Walgreens Boots Alliance, Inc.	126,555	10,253,486

Therapeutics — 2.4%
Agios Pharmaceuticals, Inc.†#	37,400	1,745,458
Aquinox Pharmaceuticals, Inc.†#	93,517	1,193,277
Cara Therapeutics, Inc.†#	15,600	258,336
Dyax Corp. CVR†(2)(4)(5)	159,200	390,040
GW Pharmaceuticals PLC ADR†	24,677	2,433,399
Merus NV†	21,000	406,560
Neurocrine Biosciences, Inc.†#	191,535	8,326,026
Proteostasis Therapeutics, Inc.†	27,900	110,484
Sarepta Therapeutics, Inc.†#	12,900	384,936
Xencor, Inc.†#	72,072	1,477,476

		16,725,992

X-Ray Equipment — 1.4%
Hologic, Inc.†#	220,400	9,545,524

Total Common Stocks
(cost $574,661,164)		687,744,014

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Applications Software — 0.1%
Outset Medical, Inc Series C†(2)(4)(5)	320,192	829,777

Medical Information Systems — 0.1%
Doximity, Inc. Series C†(2)(4)(5)	64,785	323,277

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical Products — 0.3%
Becton Dickinson and Co. Series A 6.13%	26,711	$1,429,306
Guardant Health, Inc. Series E†(2)(4)(5)	32,953	276,594
Shockwave Medical, Inc Series C†(2)(4)(5).	196,966	198,932

		1,904,832

Medical - Drugs — 0.3%
Allergan PLC 5.50%	2,970	2,378,287

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker)., Series D†(2)(4)(5)	75,264	705,224

Total Convertible Preferred Securities
(cost $6,340,451)		6,141,397

CONVERTIBLE BONDS & NOTES — 0.2%
Medical - Drugs — 0.2%
Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022 (cost $865,000)	865,000	1,110,444

Total Long-Term Investment Securities
(cost $581,866,615)		694,995,855

SHORT-TERM INVESTMENT SECURITIES — 6.0%
Registered Investment Companies — 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72%(6)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(3)(6)	39,167,836	39,167,836
T. Rowe Price Government Reserve Fund 0.84%(6)	2,492,227	2,492,227

Total Short-Term Investment Securities
(cost $42,160,063)		42,160,063

TOTAL INVESTMENTS
(cost $624,026,678)(7)	105.7%	737,155,918
Liabilities in excess of other assets	(5.7)	(39,517,241)

NET ASSETS	100.0%	$697,638,677

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)	At May 31, 2017, the Fund had loaned securities with a total value of $142,000,051. This was secured by collateral of $39,167,836, which was received in cash and subsequently invested in short-term investments currently valued at $39,167,836 as reported in the Portfolio of Investments. Additional collateral of $105,254,442 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$9,944,296
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	10,174,212
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	23,972,622
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	5,388,531
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	55,774,781

107

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Acerta Pharma B.V. Class A	2/2/2016	854,366	$854,366	$828,735	$0.97	0.12%
Acerta Pharma B.V. Class B	2/2/2016	9,771,120	249,853	635,123	0.07	0.09%
Dyax Corp. CVR	1/25/2016	159,200	176,712	390,040	2.45	0.06%
JAND, Inc. (dba Warby Parker). Class A	4/23/2015	33,706	387,123	315,825	9.37	0.04%
Ovid Therapeutics, Inc.	8/10/2015	14,828	198,625	179,604	12.11	0.02%
Zeneca, Inc. CVR	7/19/2013	23,110	0	14,213	0.62	0.00%

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities
Doximity, Inc. Series C	4/10/2014	64,785	$312,316	$323,277	$4.99	0.05%
Guardant Health, Inc. Series E	5/9/2017	32,953	276,594	276,594	8.39	0.04%
JAND, Inc. (dba Warby Parker). Series D	4/23/2015	75,264	864,430	705,224	9.37	0.10%
Outset Medical, Inc. Series C	4/19/2017	320,192	829,778	829,777	2.59	0.12%
Shockwave Medical, Inc. Series C	11/10/2016	196,966	198,936	198,932	1.01	0.03%

				$4,697,344		0.67%

(5)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $4,697,344 representing 0.7% of net assets.
(6)	The rate shown is the 7-day yield as of May 31, 2017.
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	$171,518,702	$179,604	$1,478,071	$173,176,377
Pharmacy Services	—	—	315,825	315,825
Therapeutics	16,335,952	—	390,040	16,725,992
Other Industries	497,525,820	—	—	497,525,820
Convertible Preferred Securities:
Medical Products	1,429,306	—	475,526	1,904,832
Medical - Drugs	2,378,287	—	—	2,378,287
Other Industries	—	—	1,858,278	1,858,278
Convertible Bonds & Notes	—	1,110,444	—	1,110,444
Short-Term Investment Securities	42,160,063	—	—	42,160,063

Total Investments at Value	$731,348,130	$1,290,048	$4,517,740	$737,155,918

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

108

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

United States Treasury Notes	36.7%
United States Treasury Bonds	17.1
Sovereign	15.5
Diversified Banking Institutions	11.3
Time Deposits	2.7
Insurance — Multi — line	1.7
Banks — Super Regional	1.6
Insurance — Life/Health	1.1
Federal Home Loan Mtg. Corp.	1.1
Finance — Consumer Loans	1.1
Gold Mining	1.0
Banks — Commercial	0.9
Pipelines	0.7
Diversified Financial Services	0.7
Oil Companies — Integrated	0.7
Special Purpose Entities	0.6
Auto — Cars/Light Trucks	0.5
Oil Companies — Exploration & Production	0.5
Federal National Mtg. Assoc.	0.5
Metal — Diversified	0.5
Telephone — Integrated	0.5
Gas — Distribution	0.4
Metal — Iron	0.4
Investment Management/Advisor Services	0.3
Electric — Integrated	0.3
Banks — Fiduciary	0.3
Registered Investment Companies	0.3
Building Products — Cement	0.2
Diversified Minerals	0.1
Metal — Aluminum	0.1
Insurance — Property/Casualty	0.1
Semiconductor Components — Integrated Circuits	0.1
Airlines	0.1
Cable/Satellite TV	0.1
Medical — Generic Drugs	0.1
Government National Mtg. Assoc.	0.1

100.0%

Credit Quality†#

Aaa	68.2%
Aa	9.3
A	7.1
Baa	8.3
Ba	3.1
B	0.6
Not Rated@	3.4

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

109

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Principal Amount(1)	Value (Note 2)

ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
Chase Issuance Trust FRS Series 2016-A1, Class A 1.40% due 05/17/2021	$2,000,000	$2,012,583
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,982,035
COMM Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(2)	171,855	176,267
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(2)	192,375	196,419

Total Asset Backed Securities
(cost $4,376,828)		4,367,304

U.S. CORPORATE BONDS & NOTES — 14.4%
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.88% due 11/15/2041	234,000	220,498

Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	616,000	624,718

Auto - Cars/Light Trucks — 0.5%
Ford Motor Credit Co. LLC FRS Senior Notes 2.01% due 08/12/2019	1,350,000	1,354,701
Toyota Motor Credit Corp. FRS Senior Notes 1.50% due 02/13/2020	2,000,000	1,999,108

		3,353,809

Banks - Commercial — 0.2%
BB&T Corp. FRS Senior Notes 1.87% due 01/15/2020	877,000	882,632

Banks - Super Regional — 0.8%
Wells Fargo & Co. FRS Senior Notes 3.88% due 03/31/2021	2,000,000	2,051,912
Wells Fargo Bank NA FRS Senior Notes 1.77% due 09/07/2017	3,000,000	3,003,939

		5,055,851

Building Products - Cement — 0.2%
Vulcan Materials Co. Senior Notes 3.90% due 04/01/2027	1,061,000	1,085,085

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	577,000	604,694

Diversified Banking Institutions — 7.5%
Bank of America Corp. FRS Senior Notes 3.84% due 11/19/2024	2,000,000	1,877,500
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	220,000	224,605
Bank of America Corp. FRS Senior Notes 4.24% due 04/24/2038	2,504,000	2,564,352

Security Description	Principal Amount(1)	Value (Note 2)

Diversified Banking Institutions (continued)
Bank of America Corp. FRS Senior Notes 4.84% due 02/18/2020	$1,600,000	$1,631,072
Citigroup, Inc. FRS Senior Notes 2.28% due 05/17/2024	3,020,000	3,011,272
Citigroup, Inc. FRS Senior Notes 2.36% due 08/02/2021	1,475,000	1,499,525
Citigroup, Inc. FRS Senior Notes 3.29% due 03/27/2025	2,000,000	1,930,340
Citigroup, Inc. FRS Senior Notes 3.38% due 09/29/2024	2,000,000	1,956,660
Citigroup, Inc. FRS Senior Notes 4.88% due 03/30/2020	4,000,000	4,149,480
Goldman Sachs Group, Inc. FRS Senior Notes 2.31% due 04/23/2020	1,596,000	1,623,930
Goldman Sachs Group, Inc. FRS Senior Notes 2.35% due 11/15/2021	2,424,000	2,444,653
Goldman Sachs Group, Inc. FRS Senior Notes 2.92% due 10/28/2027#	570,000	589,920
Goldman Sachs Group, Inc. FRS Senior Notes 3.78% due 08/30/2023	4,000,000	4,076,036
JPMorgan Chase & Co. FRS Senior Notes 2.38% due 10/24/2023	580,000	589,130
JPMorgan Chase & Co. FRS Senior Notes 3.63% due 12/20/2023	2,000,000	1,994,000
JPMorgan Chase & Co. FRS Senior Notes 4.38% due 02/25/2021	1,000,000	999,800
JPMorgan Chase & Co. FRS Senior Notes 4.46% due 04/28/2020	5,000,000	5,102,500
Morgan Stanley FRS Senior Notes 1.98% due 02/14/2020	1,775,000	1,780,497
Morgan Stanley FRS Senior Notes 4.29% due 08/24/2023	468,000	460,980
Morgan Stanley FRS Senior Notes 4.74% due 12/15/2019	1,813,000	1,867,390
Morgan Stanley FRS Senior Notes 4.74% due 01/24/2020	2,203,000	2,277,351
Morgan Stanley FRS Senior Notes 4.74% due 04/25/2023	3,870,000	3,995,775
Morgan Stanley FRS Senior Notes 4.74% due 06/09/2023	664,000	668,183

		47,314,951

Finance - Consumer Loans — 0.9%
SLM Corp. FRS Senior Notes 4.45% due 05/03/2019	3,745,000	3,754,362

110

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Consumer Loans (continued)
SLM Corp. FRS Senior Notes 4.89% due 12/15/2020	$2,017,000	$1,895,980

		5,650,342

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	25,700
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	37,859
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	64,250

		127,809

Insurance - Life/Health — 0.4%
Pacific Life Global Funding FRS Senior Notes 4.32% due 06/02/2018*	300,000	295,500
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	334,368
Prudential Financial, Inc. FRS Senior Notes 5.13% due 05/23/2018	2,000,000	2,030,600

		2,660,468

Insurance - Multi-line — 0.8%
Monumental Global Funding III FRS Senior Sec. Notes 4.92% due 05/22/2018*	5,000,000	5,137,415

Investment Management/Advisor Services — 0.3%
Morgan Stanley & Co. LLC FRS Senior Notes 4.74% due 02/11/2020	2,000,000	2,055,000

Metal - Diversified — 0.5%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	838,000	840,665
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	2,078,000	2,052,280

		2,892,945

Oil Companies - Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	2,589,000	2,786,978
Hess Corp. Senior Notes 4.30% due 04/01/2027	400,000	401,652

		3,188,630

Pipelines — 0.6%
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,799,000	1,894,581
MPLX LP Senior Notes 4.13% due 03/01/2027	458,000	465,436
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	1,622,000	1,586,864

		3,946,881

Security Description	Principal Amount(1)		Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020		$677,000	$679,589

Special Purpose Entity — 0.6%
Hartford Life Institutional Funding FRS Senior Sec. Notes 4.68% due 05/08/2018*(3)		3,985,000	4,012,935

Telephone - Integrated — 0.3%
Verizon Communications, Inc. FRS Senior Notes 1.51% due 06/09/2017		1,509,000	1,509,060

Total U.S. Corporate Bonds & Notes
(cost $89,839,292)			91,003,312

FOREIGN CORPORATE BONDS & NOTES — 5.9%
Banks - Commercial — 0.4%
ANZ New Zealand Int’l, Ltd. FRS Company Guar. Notes 2.18% due 07/28/2021*		1,950,000	1,968,525
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031		301,000	309,885

			2,278,410

Diversified Banking Institutions — 2.9%
Barclays PLC FRS Senior Notes 3.29% due 08/10/2021		753,000	789,949
BNP Paribas SA FRS Senior Notes 3.52% due 12/21/2020		431,000	438,004
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*		535,000	552,821
Credit Suisse Group Funding Guernsey, Ltd. FRS Company Guar. Notes 3.45% due 04/16/2021#		3,049,000	3,202,618
HSBC Holdings PLC FRS Senior Notes 2.65% due 01/05/2022		1,400,000	1,443,824
Royal Bank of Scotland Group PLC FRS Senior Notes 3.50% due 05/15/2023		325,000	325,723
Royal Bank of Scotland PLC FRS Company Guar. Notes 4.49% due 03/31/2018		2,000,000	2,004,060
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)		10,000,000	9,420,000

			18,176,999

Diversified Minerals — 0.1%
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*		827,000	828,977

Gas - Distribution — 0.4%
National Grid PLC Senior Notes 1.25% due 10/06/2021	GBP	1,763,000	2,783,316

Gold Mining — 1.0%
Goldcorp, Inc. Senior Notes 2.13% due 03/15/2018		3,079,000	3,096,252
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*		1,497,000	1,551,833

111

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	$1,663,000	$1,798,195

		6,446,280

Medical - Generic Drugs — 0.1%
Actavis Funding SCS FRS Company Guar. Notes 2.20% due 03/12/2018	575,000	578,582

Metal - Aluminum — 0.1%
Alcoa Nederland Holding BV Company Guar. Notes 6.75% due 09/30/2024*	736,000	794,880

Metal - Iron — 0.4%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	2,321,000	2,518,285

Oil Companies - Integrated — 0.3%
BP Capital Markets PLC FRS Company Guar. Notes 2.01% due 09/16/2021#	1,636,000	1,661,340

Telephone - Integrated — 0.2%
Telefonica Emisiones SAU FRS Company Guar. Notes 1.81% due 06/23/2017	1,200,000	1,200,336

Total Foreign Corporate Bonds & Notes
(cost $37,388,118)		37,267,405

U.S. GOVERNMENT AGENCIES — 1.7%
Federal Home Loan Mtg. Corp. — 1.1%
Federal Home Loan Mtg. Corp. REMIC Series 4012, Class NF 1.44% due 12/15/2038 FRS(5)	796,378	803,908
Series 3925, Class FL 1.44% due 01/15/2041 FRS(5)	865,042	862,613
Series 4001, Class FM 1.49% due 02/15/2042 FRS(5)	486,989	488,207
Series 3355, Class BF 1.69% due 08/15/2037 FRS(5)	532,478	538,589
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN2, Class M2 2.67% due 04/25/2024 FRS(5)	1,911,088	1,941,538
Series 2014-DN1, Class M2 3.22% due 02/25/2024 FRS(5)	1,685,000	1,730,503
Series 2015-HQ1, Class M2 3.22% due 03/25/2025 FRS(5)	642,020	649,895

		7,015,253

Federal National Mtg. Assoc. — 0.5%
Fannie Mae Connecticut Avenue Securities Series 2014-C01, Class M1 2.62% due 01/25/2024 FRS(5)	8,711	8,807
Series 2013-C01, Class M1 3.02% due 10/25/2023 FRS(5)	147,764	149,269
Federal National Mtg. Assoc. REMIC Series 2012-93, Class BF 1.42% due 09/25/2042 FRS(5)	1,162,678	1,167,436
Series 2011-103, Class FD 1.47% due 05/25/2040 FRS(5)	1,733,589	1,741,588

		3,067,100

Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 1.54% due 02/16/2040(5)	476,897	480,151

Total U.S. Government Agencies
(cost $10,465,279)		10,562,504

Security Description	Principal Amount(1)		Value (Note 2)

U.S. GOVERNMENT TREASURIES — 53.8%
United States Treasury Bonds TIPS(6) — 17.1%
0.63% due 02/15/2043		$1,956,420	$1,835,522
0.75% due 02/15/2042		3,056,609	2,962,694
0.75% due 02/15/2045		8,120,065	7,777,098
1.00% due 02/15/2046		7,109,357	7,254,288
1.38% due 02/15/2044		4,482,367	4,967,166
1.75% due 01/15/2028		3,956,648	4,491,911
2.00% due 01/15/2026		4,311,403	4,908,433
2.13% due 02/15/2040		2,707,080	3,429,773
2.13% due 02/15/2041		4,642,294	5,911,377
2.38% due 01/15/2025		3,880,080	4,484,523
2.38% due 01/15/2027		4,835,640	5,737,221
2.50% due 01/15/2029		9,651,835	11,838,333
3.63% due 04/15/2028		13,565,880	18,064,597
3.88% due 04/15/2029		17,425,250	24,138,659

			107,801,595

United States Treasury Notes TIPS(6) — 36.7%
0.13% due 04/15/2018		29,029,517	29,051,811
0.13% due 04/15/2019		21,256,189	21,398,159
0.13% due 04/15/2020		13,237,992	13,356,604
0.13% due 04/15/2021		34,690,884	34,965,983
0.13% due 01/15/2022		5,504,185	5,551,488
0.13% due 04/15/2022		7,718,942	7,761,335
0.13% due 07/15/2022		7,686,088	7,764,747
0.13% due 01/15/2023		28,041,371	28,103,819
0.13% due 07/15/2024		18,917,685	18,837,871
0.13% due 07/15/2026		6,490,293	6,363,907
0.25% due 01/15/2025		7,410,960	7,380,560
0.38% due 07/15/2023		7,857,000	8,007,084
0.38% due 07/15/2025		7,151,733	7,200,636
0.38% due 01/15/2027		5,147,175	5,145,060
0.63% due 01/15/2024		7,836,375	8,053,404
0.63% due 01/15/2026		5,806,965	5,936,536
1.13% due 01/15/2021		9,473,080	9,933,784
1.38% due 01/15/2020		6,764,340	7,071,394

			231,884,182

Total U.S. Government Treasuries
(cost $328,615,714)			339,685,777

FOREIGN GOVERNMENT OBLIGATIONS — 15.5%
Sovereign — 15.5%
Commonwealth of Australia Senior Notes 1.00% due 11/21/2018(6)	AUD	5,000,000	4,004,930
Commonwealth of Australia Senior Notes 1.00% due 11/21/2018(6)	AUD	10,661,000	8,009,859
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(6)	AUD	3,184,225	2,917,611
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD	15,905,800	14,249,381
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	7,000,000	2,254,372
Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD	7,035,885	6,303,051
Government of France Bonds 0.10% due 07/25/2021(6)	EUR	8,149,176	9,688,584
Government of France Bonds 0.10% due 03/01/2025(6)	EUR	3,037,440	3,640,431
Government of France Bonds 2.10% due 07/25/2023(6)	EUR	3,332,370	4,491,163
Government of New Zealand Senior Notes 2.00% due 09/20/2025(6)	NZD	17,734,400	13,111,880

112

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(1)/ Shares		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Italy Senior Notes 0.10% due 05/15/2022*(6)	EUR	2,043,740	$2,283,395
Republic of Italy Senior Notes 1.25% due 09/15/2032*(6)	EUR	2,025,160	2,207,523
United Kingdom Gilt Treasury Bonds 0.13% due 11/22/2019(6)	GBP	6,467,520	9,032,709
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(6)	GBP	2,221,540	3,366,346
United Kingdom Gilt Treasury Senior Notes 0.13% due 03/22/2029(6)	GBP	3,980,867	6,487,964
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2044(6)	GBP	1,819,885	3,762,306
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN	39,970,771	2,094,361

Total Foreign Government Obligations
(cost $97,724,594)			97,905,866

PREFERRED SECURITIES — 1.0%
Banks - Money Center — 0.0%
Santander Finance Preferred SAU FRS 4.00%		9,950	241,287

Banks - Super Regional — 0.2%
Wells Fargo & Co. FRS 5.85%		47,800	1,304,940

Electric - Integrated — 0.0%
Alabama Power Co. 6.50%		870	23,360

Finance - Consumer Loans — 0.2%
Navient Corp. FRS 4.79%		42,207	1,058,974

Insurance - Life/Health — 0.6%
Prudential Financial, Inc. FRS 5.14%#		139,445	3,607,442

Total Preferred Securities
(cost $6,316,293)			6,236,003

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.0%
Banks - Commercial — 0.3%
Corestates Capital II FRS 1.81% due 01/15/2027*		$669,000	632,205
Standard Chartered PLC FRS 2.68% due 01/30/2027*(7)		1,300,000	1,105,650
Standard Chartered PLC VRS 7.50% due 04/02/2022*#(7)		400,000	424,500

			2,162,355

Banks - Fiduciary — 0.3%
State Street Corp. FRS 2.13% due 06/01/2077		1,896,000	1,763,280

Banks - Super Regional — 0.6%
PNC Financial Services Group, Inc. FRS 5.00% due 11/01/2026(7)		1,614,000	1,646,280
SunTrust Capital III FRS 1.78% due 03/15/2028		1,067,000	988,309
Wachovia Capital Trust II FRS 1.66% due 01/15/2027#		1,039,000	971,465

			3,606,054

Security Description	Principal Amount(1)/ Shares		Value (Note 2)

Diversified Banking Institutions — 0.9%
BAC Capital Trust XIV FRS Series G 4.00% due 06/19/2017(7)		$3,161,000	$2,719,440
BankBoston Capital Trust IV FRS 1.71% due 06/08/2028		726,000	675,180
BNP Paribas SA VRS 6.75% due 03/14/2022*#(7)		555,000	585,581
BNP Paribas SA FRS 7.44% due 10/23/2017(7)	GBP	200,000	257,690
Goldman Sachs Capital III FRS 4.00% due 07/03/2017(7)		113,000	98,169
HSBC Holdings PLC VRS 6.00% due 05/22/2027(7)		1,018,000	1,038,996
Royal Bank of Scotland Group PLC VRS 8.63% due 08/15/2021(7)		366,000	400,770

			5,775,826

Electric - Integrated — 0.3%
Dominion Resources, Inc. FRS 3.45% due 09/30/2066		1,200,000	1,032,000
WEC Energy Group, Inc. FRS 3.29% due 05/15/2067		819,000	764,209

			1,796,209

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 8.88% due 06/15/2068		836,000	892,430

Insurance - Multi-line — 0.9%
Genworth Holdings, Inc. FRS 3.18% due 11/15/2066		800,000	342,000
XLIT, Ltd. FRS Series E 3.62% due 07/04/2017(7)		6,165,000	5,440,612

			5,782,612

Insurance - Property/Casualty — 0.1%
Chubb Corp. FRS 3.41% due 03/29/2067		755,000	751,225

Oil Companies - Integrated — 0.4%
TOTAL SA VRS 3.88% due 05/18/2022(7)	EUR	2,000,000	2,418,571

Pipelines — 0.1%
DCP Midstream Operating LP FRS 5.85% due 05/21/2043*		659,000	616,165

Total Preferred Securities/Capital Securities
(cost $25,723,134)			25,564,727

Total Long-Term Investment Securities
(cost $600,449,252)			612,592,898

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(8)(9)		1,507,043	1,507,043

Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017		17,254,000	17,254,000

Total Short-Term Investment Securities
(cost $18,761,043)			18,761,043

TOTAL INVESTMENTS
(cost $619,210,295)(10)		100.0%	631,353,941
Other assets less liabilities		0.0	197,802

NET ASSETS		100.0%	$631,551,743

113

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $28,628,107 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(4)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $9,420,000 representing 1.5% of net assets.
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	At May 31, 2017, the Fund had loaned securities with a total value of $1,478,758. This was secured by collateral of $1,507,043, which was received in cash and subsequently invested in short-term investments currently valued at $1,507,043 as reported in the Portfolio of Investments.
(9)	The rate shown is the 7-day yield as of May 31, 2017.
(10)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

MXN—Mexican Peso

NZD—New Zealand Dollar

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$4,367,304	$—	$4,367,304
U.S. Corporate Bonds & Notes:
Special Purpose Entity	—	—	4,012,935	4,012,935
Other Industries	—	86,990,377	—	86,990,377
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	8,756,999	9,420,000	18,176,999
Other Industries	—	19,090,406	—	19,090,406
U.S. Government Agencies	—	10,562,504	—	10,562,504
U.S. Government Treasuries	—	339,685,777	—	339,685,777
Foreign Government Obligations	—	97,905,866	—	97,905,866
Preferred Securities	6,236,003	—	—	6,236,003
Preferred Securities/Capital Securities	—	25,564,727	—	25,564,727
Short-Term Investment Securities:
Registered Investment Companies	1,507,043	—	—	1,507,043
Time Deposits	—	17,254,000	—	17,254,000

Total Investments at Value	$7,743,046	$610,177,960	$13,432,935	$631,353,941

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

114

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 05/31/2016	$4,012,935	$9,901,001
Accrued discounts	—	1,148
Accrued premiums	(52,279)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	20,855
Change in unrealized depreciation(1)	52,279	(65,000)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(438,004)

Balance as of 05/31/2017	$4,012,935	$9,420,000

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at May 31, 2017 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$52,279	$(65,000)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2017.

The Fund’s securities classified as Level 3, with a fair value of $13,432,935 at May 31, 2017, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

115

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Medical — Drugs	7.7%
Banks — Commercial	6.2
Registered Investment Companies	6.2
Diversified Banking Institutions	5.4
Oil Companies — Integrated	3.6
Repurchase Agreements	3.1
U.S. Government Treasuries	3.1
Auto — Cars/Light Trucks	3.1
Exchange — Traded Funds	2.8
Telephone — Integrated	2.5
Food — Misc./Diversified	2.5
Insurance — Life/Health	2.2
Cosmetics & Toiletries	2.1
Electric — Integrated	2.0
Chemicals — Diversified	1.9
Insurance — Multi-line	1.7
Real Estate Investment Trusts	1.6
Tobacco	1.5
Brewery	1.2
Real Estate Operations & Development	1.1
Transport — Rail	1.1
Food — Retail	1.0
Diversified Manufacturing Operations	1.0
Machinery — Electrical	0.9
Metal — Diversified	0.9
Electronic Components — Misc.	0.9
Import/Export	0.9
Cellular Telecom	0.8
Gas — Distribution	0.8
Auto/Truck Parts & Equipment — Original	0.8
Beverages — Wine/Spirits	0.8
Diversified Minerals	0.8
Chemicals — Specialty	0.7
Retail — Apparel/Shoe	0.7
Enterprise Software/Service	0.7
Insurance — Property/Casualty	0.7
Soap & Cleaning Preparation	0.7
Diversified Operations	0.6
Rubber — Tires	0.6
Finance — Other Services	0.6
Building — Residential/Commercial	0.6
Building — Heavy Construction	0.6
Building & Construction — Misc.	0.6
Industrial Gases	0.5
Building & Construction Products — Misc.	0.5
Aerospace/Defense	0.5
Audio/Video Products	0.5
Real Estate Management/Services	0.5
Commercial Services	0.5
Insurance — Reinsurance	0.5
Semiconductor Equipment	0.5
Textile — Apparel	0.5
Retail — Jewelry	0.5
Machinery — Construction & Mining	0.5
Office Automation & Equipment	0.5
Building Products — Cement	0.4
Machinery — General Industrial	0.4
Transport — Services	0.4
Medical Products	0.4
Steel — Producers	0.4
Medical — Biomedical/Gene	0.4
Telecom Services	0.4
Agricultural Chemicals	0.4
Electronic Components — Semiconductors	0.4
Aerospace/Defense — Equipment	0.3
Dialysis Centers	0.3
Electric Products — Misc.	0.3
Food — Catering	0.3
Electronic Measurement Instruments	0.3

Public Thoroughfares	0.3
Power Converter/Supply Equipment	0.3
Toys	0.3
Apparel Manufacturers	0.3
Retail — Major Department Stores	0.3
Industrial Automated/Robotic	0.3
Auto — Heavy Duty Trucks	0.3
Paper & Related Products	0.3
Multimedia	0.3
Hotels/Motels	0.3
Water	0.3
Finance — Investment Banker/Broker	0.3
Investment Companies	0.2
Distribution/Wholesale	0.2
Human Resources	0.2
Oil Companies — Exploration & Production	0.2
Athletic Footwear	0.2
Casino Hotels	0.2
Computer Services	0.2
Electric — Generation	0.2
Oil Refining & Marketing	0.2
Airport Development/Maintenance	0.2
Wireless Equipment	0.2
Computers — Integrated Systems	0.2
Semiconductor Components — Integrated Circuits	0.2
Cable/Satellite TV	0.2
Machinery — Farming	0.2
Beverages — Non-alcoholic	0.2
Advertising Services	0.2
Advertising Agencies	0.2
Medical Instruments	0.2
Electronics — Military	0.2
Optical Supplies	0.2
Medical — Generic Drugs	0.2
Machine Tools & Related Products	0.2
Building Products — Air & Heating	0.2
Transactional Software	0.2
Transport — Marine	0.2
Electronic Security Devices	0.2
Networking Products	0.2
Television	0.2
Gold Mining	0.2
Web Portals/ISP	0.2
Electric — Transmission	0.2
Investment Management/Advisor Services	0.1
Security Services	0.1
Energy — Alternate Sources	0.1
Photo Equipment & Supplies	0.1
Finance — Leasing Companies	0.1
Commercial Services — Finance	0.1
Gambling (Non-Hotel)	0.1
Computer Data Security	0.1
Food — Confectionery	0.1
Resorts/Theme Parks	0.1
Satellite Telecom	0.1
Rental Auto/Equipment	0.1
Appliances	0.1
Retail — Discount	0.1
E-Commerce/Products	0.1
Publishing — Periodicals	0.1
Diversified Financial Services	0.1
Internet Content — Information/News	0.1
Private Equity	0.1
Metal Processors & Fabrication	0.1
Containers — Paper/Plastic	0.1
Medical — Hospitals	0.1
Casino Services	0.1
Cruise Lines	0.1
Food — Meat Products	0.1

116

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Diversified Operations/Commercial Services	0.1%
Retail — Misc./Diversified	0.1
Computer Aided Design	0.1
Retail — Home Furnishings	0.1
Bicycle Manufacturing	0.1
Pipelines	0.1
Printing — Commercial	0.1
Coatings/Paint	0.1
Metal — Aluminum	0.1
Gas — Transportation	0.1
Retail — Vision Service Center	0.1
Applications Software	0.1
Travel Services	0.1
Retail — Building Products	0.1
Steel Pipe & Tube	0.1
Tools — Hand Held	0.1
Transport — Truck	0.1
Building Products — Doors & Windows	0.1
Computers — Memory Devices	0.1
Lighting Products & Systems	0.1
MRI/Medical Diagnostic Imaging	0.1
Motorcycle/Motor Scooter	0.1
Metal Products — Distribution	0.1
Food — Dairy Products	0.1

105.3%

Country Allocation*

Japan	20.7%
United States	15.2
United Kingdom	14.9
France	9.0
Germany	8.6
Switzerland	8.1
Australia	6.1
Netherlands	3.9
Spain	3.1
Sweden	2.6
Hong Kong	2.2
Italy	1.7
Denmark	1.6
Jersey	1.1
Singapore	1.1
Belgium	1.1
Finland	0.9
Cayman Islands	0.6
Norway	0.6
Israel	0.5
Ireland	0.5
Bermuda	0.4
Luxembourg	0.3
Austria	0.2
New Zealand	0.2
Portugal	0.1

105.3%

*	Calculated as a percentage of net assets

117

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 90.1%
Australia — 6.1%
AGL Energy, Ltd.	49,063	$960,623
Alumina, Ltd.#	190,950	272,420
Amcor, Ltd.	85,249	971,701
AMP, Ltd.	213,627	801,615
APA Group	81,721	581,725
Aristocrat Leisure, Ltd.	39,434	638,771
ASX, Ltd.	14,437	548,386
Aurizon Holdings, Ltd.	145,298	593,800
AusNet Services	127,127	160,113
Australia & New Zealand Banking Group, Ltd.	209,218	4,354,420
Bank of Queensland, Ltd.	26,932	223,332
Bendigo & Adelaide Bank, Ltd.	32,506	272,211
BGP Holdings PLC†(1)(2)	835,027	16,164
BHP Billiton, Ltd.	229,452	4,074,815
Boral, Ltd.	83,803	426,548
Brambles, Ltd.	113,331	873,264
Caltex Australia, Ltd.	19,764	485,507
Challenger, Ltd.	41,808	397,327
CIMIC Group, Ltd.	7,720	232,322
Coca-Cola Amatil, Ltd.	43,022	298,577
Cochlear, Ltd.	4,286	466,847
Commonwealth Bank of Australia	122,982	7,278,561
Computershare, Ltd.	35,532	380,454
Crown Resorts, Ltd.	27,240	262,117
CSL, Ltd.	32,492	3,121,473
Dexus	69,852	539,278
Domino’s Pizza Enterprises, Ltd.#	4,401	187,936
Flight Centre Travel Group, Ltd.#	4,252	112,982
Fortescue Metals Group, Ltd.	112,527	405,524
Goodman Group	129,475	817,755
GPT Group	126,414	492,203
Harvey Norman Holdings, Ltd.#	39,992	112,030
Healthscope, Ltd.	117,907	176,974
Incitec Pivot, Ltd.	124,828	317,217
Insurance Australia Group, Ltd.	175,748	830,550
LendLease Group	41,349	501,729
Macquarie Group, Ltd.	21,782	1,450,996
Medibank Private, Ltd.	203,106	415,024
Mirvac Group	277,641	470,367
National Australia Bank, Ltd.	190,363	4,260,452
Newcrest Mining, Ltd.	56,344	885,056
Orica, Ltd.	28,055	410,255
Origin Energy, Ltd.†	126,799	725,479
Qantas Airways, Ltd.	38,354	142,780
QBE Insurance Group, Ltd.	99,763	956,263
Ramsay Health Care, Ltd.	10,005	512,441
REA Group, Ltd.	4,018	191,584
Rio Tinto, Ltd.	30,955	1,444,700
Santos, Ltd.†	120,586	301,061
Scentre Group	382,857	1,211,893
SEEK, Ltd.#	25,025	314,067
Sonic Healthcare, Ltd.	28,645	492,953
South32, Ltd.	395,132	775,112
Stockland	174,483	611,946
Suncorp Group, Ltd.	92,201	948,178
Sydney Airport	81,981	453,215
Tabcorp Holdings, Ltd.	56,582	192,558
Tatts Group, Ltd.	104,931	327,470
Telstra Corp., Ltd.	295,324	965,539
TPG Telecom, Ltd.#	24,550	107,445
Transurban Group	146,254	1,338,865
Treasury Wine Estates, Ltd.	53,173	514,423
Vicinity Centres	245,081	502,617
Vocus Group, Ltd.#	32,444	67,983
Wesfarmers, Ltd.	82,067	2,603,842
Westfield Corp.	142,078	895,243
Westpac Banking Corp.	240,434	5,448,964

Security Description	Shares	Value (Note 2)

Australia (continued)
Woodside Petroleum, Ltd.	53,379	$1,275,174
Woolworths, Ltd.	92,017	1,781,123

		66,182,339

Austria — 0.2%
ANDRITZ AG	5,493	329,569
Erste Group Bank AG	20,919	759,029
Immofinanz AG†	1,185	2,661
OMV AG	10,837	564,922
Raiffeisen Bank International AG†	8,789	231,525
voestalpine AG	8,359	378,467

		2,266,173

Belgium — 1.1%
Ageas#	14,448	583,393
Anheuser-Busch InBev SA/NV	54,414	6,347,928
Colruyt SA	4,820	266,693
Groupe Bruxelles Lambert SA	6,092	591,890
KBC Group NV	18,109	1,362,556
Proximus SADP	11,407	409,986
Solvay SA#	5,376	702,954
Telenet Group Holding NV†#	3,967	262,923
UCB SA	9,393	662,853
Umicore SA	6,946	460,052

		11,651,228

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	48,000	413,626
First Pacific Co., Ltd.	174,000	136,207
Hongkong Land Holdings, Ltd.	84,700	640,332
Jardine Matheson Holdings, Ltd.	17,686	1,129,958
Jardine Strategic Holdings, Ltd.	15,661	657,292
Kerry Properties, Ltd.	47,500	167,933
Li & Fung, Ltd.#	430,000	177,131
Noble Group, Ltd.†#	32,100	8,236
NWS Holdings, Ltd.	110,000	212,870
Shangri-La Asia, Ltd.	76,000	116,255
Yue Yuen Industrial Holdings, Ltd.	53,000	211,182

		3,871,022

Canada — 0.0%
International Petroleum Corp.†	4,460	15,138

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.#	17,800	255,377
Cheung Kong Property Holdings, Ltd.	193,808	1,454,950
CK Hutchison Holdings, Ltd.	194,308	2,533,406
Melco Resorts & Entertainment Ltd. ADR†	13,823	312,123
MGM China Holdings, Ltd.	70,800	157,181
Sands China, Ltd.	179,200	826,718
WH Group, Ltd.*	576,000	539,592
Wynn Macau, Ltd.†	116,000	257,528

		6,336,875

Denmark — 1.6%
AP Moller — Maersk A/S, Series A	285	517,364
AP Moller — Maersk A/S, Series B	459	874,127
Carlsberg A/S, Class B	7,703	838,768
Chr. Hansen Holding A/S	7,160	501,415
Coloplast A/S, Class B#	8,348	714,846
Danske Bank A/S	49,064	1,842,832
DONG Energy A/S*	10,483	457,700
DSV A/S#	13,565	825,809
Genmab A/S†	4,084	871,515
ISS A/S	11,979	496,604
Novo Nordisk A/S, Class B	136,540	5,802,710
Novozymes A/S, Class B#	16,996	769,529
Pandora A/S#	7,939	752,361
TDC A/S	60,006	358,235

118

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
Tryg A/S	8,062	$165,831
Vestas Wind Systems A/S	16,149	1,435,288
William Demant Holding A/S†	8,477	222,377

		17,447,311

Finland — 0.9%
Elisa Oyj	10,844	422,336
Fortum Oyj	33,112	527,444
Kone Oyj, Class B	24,711	1,224,453
Metso Oyj	8,420	286,406
Neste Oyj	9,469	376,443
Nokia OYJ	416,327	2,640,057
Nokian Renkaat Oyj	8,481	346,597
Orion Oyj, Class B	7,488	484,511
Sampo Oyj, Class A	32,364	1,644,386
Stora Enso Oyj, Class R	41,426	523,994
UPM-Kymmene Oyj	38,442	1,083,913
Wartsila Oyj Abp	11,069	657,156

		10,217,696

France — 9.0%
Accor SA	12,767	606,156
Aeroports de Paris	2,225	340,051
Air Liquide SA	27,750	3,382,265
Alstom SA†	11,101	388,824
Arkema SA	4,801	501,676
Atos SE	6,342	909,771
AXA SA	138,561	3,695,188
BNP Paribas SA#	80,123	5,654,185
Bollore SA	63,544	292,667
Bouygues SA	14,779	633,034
Bureau Veritas SA#	19,322	442,898
Cap Gemini SA#	11,874	1,229,290
Carrefour SA	40,426	1,055,614
Casino Guichard Perrachon SA#	4,228	260,701
Christian Dior SE	3,911	1,116,807
Cie de Saint-Gobain#	35,611	1,991,179
Cie Generale des Etablissements Michelin#	13,129	1,651,827
CNP Assurances	12,917	284,112
Credit Agricole SA#	80,226	1,229,262
Danone SA	42,545	3,158,155
Dassault Aviation SA	163	243,092
Dassault Systemes SE	9,257	854,161
Edenred#	15,366	405,297
Eiffage SA	4,132	375,744
Electricite de France SA#	25,510	274,875
Engie SA#	112,923	1,723,284
Essilor International SA	14,782	1,965,243
Eurazeo SA	3,320	237,496
Eutelsat Communications SA	11,405	293,390
Fonciere Des Regions	2,134	198,874
Gecina SA	2,939	451,814
Groupe Eurotunnel SE#	35,257	415,268
Hermes International#	1,940	958,782
ICADE	2,785	224,534
Iliad SA	1,978	513,056
Imerys SA	2,576	223,455
Ingenico Group SA	4,011	389,928
JCDecaux SA#	5,007	165,729
Kering	5,432	1,796,439
Klepierre	16,000	668,258
L’Oreal SA	18,032	3,857,800
Lagardere SCA	9,203	289,262
Legrand SA#	19,478	1,335,373
LVMH Moet Hennessy Louis Vuitton SE	19,935	5,086,790
Natixis SA#	69,282	457,628
Orange SA#	143,086	2,513,904

Security Description	Shares	Value (Note 2)

France (continued)
Pernod Ricard SA	15,358	$2,085,815
Peugeot SA	34,949	689,012
Publicis Groupe SA#	13,697	1,048,591
Remy Cointreau SA	1,805	197,655
Renault SA	13,841	1,291,907
Rexel SA	21,905	385,837
Safran SA	22,733	2,012,324
Sanofi	82,847	8,205,640
Schneider Electric SE	40,217	3,097,386
SCOR SE	11,452	450,840
SEB SA	1,616	283,555
SFR Group SA†#	7,226	254,640
Societe BIC SA	2,163	264,241
Societe Generale SA	55,215	2,894,741
Sodexo SA	6,844	933,732
Suez	23,377	426,471
Thales SA	7,521	830,677
TOTAL SA	162,475	8,627,540
Unibail-Rodamco SE	7,115	1,835,508
Valeo SA#	17,029	1,185,456
Veolia Environnement SA	33,059	727,510
Vinci SA	36,063	3,148,947
Vivendi SA	73,426	1,592,335
Wendel SA#	2,087	318,374
Zodiac Aerospace	14,158	375,025

		97,906,897

Germany — 8.6%
adidas AG	13,553	2,592,014
Allianz SE	32,651	6,268,352
Axel Springer SE#	2,981	187,394
BASF SE	65,659	6,183,870
Bayer AG	59,102	7,840,918
Bayerische Motoren Werke AG#	23,598	2,207,918
Bayerische Motoren Werke AG (Preference Shares)	4,029	331,030
Beiersdorf AG	7,573	813,281
Brenntag AG	11,283	652,750
Commerzbank AG†#	78,330	826,069
Continental AG	8,013	1,782,277
Covestro AG*	6,506	486,601
Daimler AG#	68,693	4,985,711
Deutsche Bank AG#	147,864	2,587,053
Deutsche Boerse AG	13,747	1,428,139
Deutsche Lufthansa AG#	17,771	345,261
Deutsche Post AG	70,083	2,559,831
Deutsche Telekom AG	232,341	4,626,227
Deutsche Wohnen AG	24,604	965,012
E.ON SE	157,290	1,376,074
Evonik Industries AG	11,622	400,218
Fraport AG Frankfurt Airport Services Worldwide#	2,805	227,407
Fresenius Medical Care AG & Co. KGaA	15,319	1,465,483
Fresenius SE & Co. KGaA	29,454	2,521,570
FUCHS PETROLUB SE (Preference Shares)#	5,467	305,010
GEA Group AG#	13,446	552,449
Hannover Rueck SE	4,528	539,172
HeidelbergCement AG	10,568	983,915
Henkel AG & Co. KGaA	7,681	953,875
Henkel AG & Co. KGaA (Preference Shares)	12,834	1,801,412
Hochtief AG	1,479	272,060
HUGO BOSS AG#	4,917	370,241
Infineon Technologies AG	81,564	1,804,094
Innogy SE#*	9,934	407,651
K+S AG#	13,013	332,928
LANXESS AG#	6,924	516,697
Linde AG	13,446	2,567,019
MAN SE#	2,637	278,779
Merck KGaA	9,468	1,142,824

119

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
METRO AG#	12,200	$408,405
Muenchener Rueckversicherungs-Gesellschaft AG	11,450	2,260,558
OSRAM Licht AG	6,785	519,587
Porsche Automobil Holding SE (Preference Shares)	11,028	631,184
ProSiebenSat.1 Media SE	16,121	684,449
RWE AG†#	36,338	738,031
SAP SE	70,264	7,533,177
Schaeffler AG (Preference Shares)#	12,060	199,217
Siemens AG	54,594	7,791,740
Symrise AG#	9,086	652,926
Telefonica Deutschland Holding AG#	53,675	266,990
thyssenkrupp AG#	27,043	717,242
TUI AG	36,188	558,585
United Internet AG#	8,833	485,907
Volkswagen AG#	2,337	366,094
Volkswagen AG (Preference Shares)#	13,265	1,993,039
Vonovia SE	34,131	1,340,978
Zalando SE†#*	6,287	300,227

		93,936,922

Hong Kong — 2.2%
AIA Group, Ltd.	860,400	6,100,327
Bank of East Asia, Ltd.#	86,600	365,624
BOC Hong Kong Holdings, Ltd.	268,500	1,211,128
Cathay Pacific Airways, Ltd.#	87,000	127,275
CLP Holdings, Ltd.	119,500	1,306,556
Galaxy Entertainment Group, Ltd.	172,000	994,360
Hang Lung Group, Ltd.	62,000	256,989
Hang Lung Properties, Ltd.	165,000	426,657
Hang Seng Bank, Ltd.	56,900	1,201,154
Henderson Land Development Co., Ltd.	77,800	502,689
Hong Kong & China Gas Co., Ltd.	565,640	1,209,304
Hong Kong Exchanges & Clearing, Ltd.	82,100	2,072,373
Hysan Development Co., Ltd.	45,000	212,511
Link REIT	164,500	1,298,259
MTR Corp., Ltd.	105,500	601,113
New World Development Co., Ltd.	384,000	477,995
PCCW, Ltd.	299,000	174,200
Power Assets Holdings, Ltd.	101,500	909,163
Sino Land Co., Ltd.	218,000	379,347
SJM Holdings, Ltd.	143,000	138,733
Sun Hung Kai Properties, Ltd.	103,000	1,524,007
Swire Pacific, Ltd., Class A	39,000	383,867
Swire Properties, Ltd.	85,800	286,273
Techtronic Industries Co., Ltd.	101,000	477,616
Wharf Holdings, Ltd.	99,000	842,304
Wheelock & Co., Ltd.	58,000	433,927

		23,913,751

Ireland — 0.5%
Bank of Ireland†	2,049,320	554,807
CRH PLC	60,209	2,168,064
DCC PLC#	6,388	607,008
James Hardie Industries PLC CDI	32,025	465,929
Kerry Group PLC, Class A	11,419	1,008,115
Paddy Power Betfair PLC#	5,722	599,393

		5,403,316

Isle of Man — 0.0%
Genting Singapore PLC	453,000	386,326

Israel — 0.5%
Azrieli Group, Ltd.	2,676	143,830
Bank Hapoalim BM	78,748	524,453
Bank Leumi Le-Israel BM†	98,742	483,029
Bezeq The Israeli Telecommunication Corp., Ltd.	142,321	246,929
Check Point Software Technologies, Ltd.†	9,395	1,052,710
Elbit Systems, Ltd.	1,678	204,027

Security Description	Shares	Value (Note 2)

Israel (continued)
Frutarom Industries, Ltd.	2,728	$177,367
Israel Chemicals, Ltd.	33,162	140,493
Mizrahi Tefahot Bank, Ltd.	10,252	182,623
NICE, Ltd.	4,362	339,414
Taro Pharmaceutical Industries, Ltd.†#	1,085	115,672
Teva Pharmaceutical Industries, Ltd. ADR	65,200	1,816,472

		5,427,019

Italy — 1.7%
Assicurazioni Generali SpA#	84,807	1,338,514
Atlantia SpA#	29,759	828,389
Enel SpA	549,725	2,938,223
Eni SpA	183,741	2,908,251
Intesa Sanpaolo SpA#	905,807	2,592,686
Intesa Sanpaolo SpA RSP	70,212	190,556
Leonardo SpA	29,455	518,824
Luxottica Group SpA#	12,547	760,407
Mediobanca SpA	40,519	384,163
Poste Italiane SpA*	37,674	264,930
Prysmian SpA	14,101	392,366
Saipem SpA†#	43,791	177,586
Snam SpA#	175,715	805,743
Telecom Italia SpA†#	814,784	762,434
Telecom Italia SpA RSP	455,743	351,460
Terna Rete Elettrica Nazionale SpA	113,122	639,190
UniCredit SpA†	135,079	2,362,606
UnipolSai Assicurazioni SpA#	67,558	152,997

		18,369,325

Japan — 20.7%
ABC-Mart, Inc.	2,400	140,208
Acom Co., Ltd.†	29,800	125,927
Aeon Co., Ltd.	47,100	711,497
AEON Financial Service Co., Ltd.	8,300	170,497
Aeon Mall Co., Ltd.#	8,400	157,230
Air Water, Inc.	11,600	208,643
Aisin Seiki Co., Ltd.	14,200	700,063
Ajinomoto Co., Inc.	38,600	826,371
Alfresa Holdings Corp.	13,000	250,727
Alps Electric Co., Ltd.	12,602	353,880
Amada Holdings Co., Ltd.	25,100	292,361
ANA Holdings, Inc.	87,000	285,077
Aozora Bank, Ltd.	85,000	312,370
Asahi Glass Co., Ltd.	68,000	555,052
Asahi Group Holdings, Ltd.	27,500	1,097,765
Asahi Kasei Corp.	92,000	884,280
Asics Corp.	11,900	199,426
Astellas Pharma, Inc.	152,200	1,921,912
Bandai Namco Holdings, Inc.	14,300	510,668
Bank of Kyoto, Ltd.	25,000	211,061
Benesse Holdings, Inc.	4,800	176,181
Bridgestone Corp.	47,200	1,982,613
Brother Industries, Ltd.	17,400	386,178
Calbee, Inc.#	5,300	205,300
Canon, Inc.	77,200	2,634,907
Casio Computer Co., Ltd.	15,500	240,722
Central Japan Railway Co.	10,300	1,686,596
Chiba Bank, Ltd.	54,000	354,474
Chubu Electric Power Co., Inc.	48,000	651,630
Chugai Pharmaceutical Co., Ltd.	16,500	627,224
Chugoku Bank, Ltd.	12,400	174,216
Chugoku Electric Power Co., Inc.	20,000	227,720
Coca-Cola Bottlers Japan, Inc.	8,802	283,730
Concordia Financial Group, Ltd.	85,000	391,345
Credit Saison Co., Ltd.	10,900	202,351
CYBERDYNE, Inc.†#	7,221	99,627
Dai Nippon Printing Co., Ltd.	37,000	411,260

120

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Dai-ichi Life Holdings, Inc.	76,800	$1,279,075
Daicel Corp.	19,300	228,463
Daiichi Sankyo Co., Ltd.	43,300	949,472
Daikin Industries, Ltd.	16,700	1,636,826
Daito Trust Construction Co., Ltd.	5,200	820,262
Daiwa House Industry Co., Ltd.	40,600	1,326,694
Daiwa House REIT Investment Corp.	99	254,942
Daiwa Securities Group, Inc.	122,000	741,914
DeNA Co., Ltd.	7,600	168,058
Denso Corp.	34,100	1,453,599
Dentsu, Inc.	15,400	784,253
Don Quijote Holdings Co., Ltd.	8,700	340,144
East Japan Railway Co.	23,700	2,271,562
Eisai Co., Ltd.	18,500	974,862
Electric Power Development Co., Ltd.#	10,400	276,175
FamilyMart UNY Holdings Co., Ltd.	5,800	325,743
FANUC Corp.	14,000	2,751,964
Fast Retailing Co., Ltd.	3,700	1,239,458
Fuji Electric Co., Ltd.	41,000	219,530
FUJIFILM Holdings Corp.	31,500	1,148,506
Fujitsu, Ltd.	135,000	984,677
Fukuoka Financial Group, Inc.	56,000	251,810
Hachijuni Bank, Ltd.	29,900	171,976
Hakuhodo DY Holdings, Inc.	17,300	228,844
Hamamatsu Photonics KK	10,200	324,650
Hankyu Hanshin Holdings, Inc.	16,800	604,497
Hikari Tsushin, Inc.	1,500	151,964
Hino Motors, Ltd.	18,600	225,887
Hirose Electric Co., Ltd.	2,300	306,944
Hiroshima Bank, Ltd.	36,000	146,926
Hisamitsu Pharmaceutical Co., Inc.	4,100	206,203
Hitachi Chemical Co., Ltd.	7,700	212,402
Hitachi Construction Machinery Co., Ltd.	8,000	185,571
Hitachi High-Technologies Corp.	4,500	178,781
Hitachi Metals, Ltd.	16,400	218,420
Hitachi, Ltd.	348,000	2,101,197
Hokuriku Electric Power Co.#	12,500	121,896
Honda Motor Co., Ltd.	117,700	3,312,604
Hoshizaki Corp.	3,500	308,126
Hoya Corp.	27,700	1,364,116
Hulic Co., Ltd.	21,700	204,950
Idemitsu Kosan Co., Ltd.	6,400	179,142
IHI Corp.†	100,000	375,621
Iida Group Holdings Co., Ltd.	10,600	174,960
Inpex Corp.	70,000	643,747
Isetan Mitsukoshi Holdings, Ltd.	24,700	249,119
Isuzu Motors, Ltd.	44,600	544,865
ITOCHU Corp.	107,600	1,528,260
J. Front Retailing Co., Ltd.	17,700	250,117
Japan Airlines Co., Ltd.	8,900	260,772
Japan Airport Terminal Co., Ltd.	3,000	117,562
Japan Exchange Group, Inc.	38,400	620,641
Japan Post Bank Co., Ltd.	29,900	370,949
Japan Post Holdings Co., Ltd.	33,200	405,295
Japan Prime Realty Investment Corp.	57	217,964
Japan Real Estate Investment Corp.	94	493,977
Japan Retail Fund Investment Corp.	182	353,811
Japan Tobacco, Inc.	79,200	2,975,632
JFE Holdings, Inc.	36,500	608,553
JGC Corp.	14,500	219,300
JSR Corp.	13,200	221,450
JTEKT Corp.	15,000	225,237
JXTG Holdings, Inc.	219,700	956,960
Kajima Corp.	64,000	491,774
Kakaku.com, Inc.#	10,900	155,208
Kamigumi Co., Ltd.	16,000	163,684
Kaneka Corp.	20,000	151,512

Security Description	Shares	Value (Note 2)

Japan (continued)
Kansai Electric Power Co., Inc.	52,200	$730,800
Kansai Paint Co., Ltd.	16,400	354,655
Kao Corp.	36,300	2,288,785
Kawasaki Heavy Industries, Ltd.	105,000	301,490
KDDI Corp.	131,000	3,626,600
Keihan Holdings Co., Ltd.	36,000	237,941
Keikyu Corp.	33,000	392,722
Keio Corp.	42,000	348,894
Keisei Electric Railway Co., Ltd.#	9,600	244,789
Keyence Corp.	7,000	3,179,865
Kikkoman Corp.	10,000	313,318
Kintetsu Group Holdings Co., Ltd.	135,000	520,497
Kirin Holdings Co., Ltd.	58,700	1,238,398
Kobe Steel, Ltd.†#	22,600	206,716
Koito Manufacturing Co., Ltd.	8,200	431,657
Komatsu, Ltd.	66,500	1,581,289
Konami Holdings Corp.	7,300	358,573
Konica Minolta, Inc.	35,900	282,338
Kose Corp.	2,179	235,116
Kubota Corp.	75,400	1,192,784
Kuraray Co., Ltd.	25,600	460,222
Kurita Water Industries, Ltd.	7,400	195,841
Kyocera Corp.	23,200	1,336,697
Kyowa Hakko Kirin Co., Ltd.	18,300	312,959
Kyushu Electric Power Co., Inc.#	31,900	395,186
Kyushu Financial Group, Inc.	25,200	154,954
Lawson, Inc.	3,500	238,600
LINE Corp.†#	3,200	110,086
Lion Corp.	19,000	402,131
LIXIL Group Corp.	19,700	479,026
M3, Inc.	14,400	414,122
Mabuchi Motor Co., Ltd.	3,400	191,567
Makita Corp.	16,000	602,438
Marubeni Corp.	120,800	746,070
Marui Group Co., Ltd.	14,900	216,740
Maruichi Steel Tube, Ltd.	3,300	96,691
Mazda Motor Corp.	40,300	549,463
McDonald’s Holdings Co. Japan, Ltd.	8,000	286,411
Mebuki Financial Group, Inc.	67,600	264,296
Medipal Holdings Corp.	12,200	224,502
MEIJI Holdings Co., Ltd.	8,200	670,808
Minebea Mitsumi, Inc.#	27,100	442,164
Miraca Holdings, Inc.	4,100	172,330
MISUMI Group, Inc.	19,800	446,953
Mitsubishi Chemical Holdings Corp.	96,600	731,369
Mitsubishi Corp.	108,500	2,172,939
Mitsubishi Electric Corp.	139,200	1,919,263
Mitsubishi Estate Co., Ltd.	90,000	1,680,948
Mitsubishi Gas Chemical Co., Inc.	13,500	278,411
Mitsubishi Heavy Industries, Ltd.#	224,000	883,258
Mitsubishi Logistics Corp.	7,000	88,930
Mitsubishi Materials Corp.#	8,100	228,555
Mitsubishi Motors Corp.#	48,300	313,132
Mitsubishi Tanabe Pharma Corp.	16,500	366,948
Mitsubishi UFJ Financial Group, Inc.	910,400	5,679,416
Mitsubishi UFJ Lease & Finance Co., Ltd.	37,000	188,758
Mitsui & Co., Ltd.	123,000	1,660,917
Mitsui Chemicals, Inc.	58,000	288,036
Mitsui Fudosan Co., Ltd.	63,000	1,490,953
Mitsui OSK Lines, Ltd.#	80,000	229,707
Mixi, Inc.	2,700	169,436
Mizuho Financial Group, Inc.	1,712,100	2,980,523
MS&AD Insurance Group Holdings, Inc.	37,200	1,304,939
Murata Manufacturing Co., Ltd.	13,700	1,898,826
Nabtesco Corp.	8,500	249,436
Nagoya Railroad Co., Ltd.	60,000	280,090
NEC Corp.	192,000	497,553

121

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Nexon Co., Ltd.	12,300	$232,228
NGK Insulators, Ltd.	19,300	387,568
NGK Spark Plug Co., Ltd.#	13,500	274,388
NH Foods, Ltd.	11,000	345,147
Nidec Corp.	17,100	1,694,560
Nikon Corp.	25,200	388,410
Nintendo Co., Ltd.	8,100	2,461,084
Nippon Building Fund, Inc.	101	538,059
Nippon Electric Glass Co., Ltd.	28,000	195,178
Nippon Express Co., Ltd.	62,000	382,357
Nippon Paint Holdings Co., Ltd.	11,600	461,382
Nippon Prologis REIT, Inc.#	111	241,243
Nippon Steel & Sumitomo Metal Corp.	58,000	1,234,104
Nippon Telegraph & Telephone Corp.	49,800	2,386,803
Nippon Yusen KK†#	118,000	214,158
Nissan Chemical Industries, Ltd.	8,700	305,187
Nissan Motor Co., Ltd.	168,000	1,610,221
Nisshin Seifun Group, Inc.	15,600	257,629
Nissin Foods Holdings Co., Ltd.	4,300	271,395
Nitori Holdings Co., Ltd.	5,700	833,255
Nitto Denko Corp.	11,600	931,247
NOK Corp.	6,900	151,021
Nomura Holdings, Inc.	258,900	1,550,829
Nomura Real Estate Holdings, Inc.	9,100	196,051
Nomura Real Estate Master Fund, Inc.†	258	388,107
Nomura Research Institute, Ltd.	9,700	369,169
NSK, Ltd.	33,800	402,853
NTT Data Corp.	9,000	485,147
NTT DOCOMO, Inc.	98,900	2,426,287
Obayashi Corp.	47,300	522,756
OBIC Co., Ltd.	4,700	272,876
Odakyu Electric Railway Co., Ltd.	21,199	424,937
Oji Holdings Corp.	58,000	284,370
Olympus Corp.	20,900	763,345
Omron Corp.	13,800	576,921
Ono Pharmaceutical Co., Ltd.	29,900	621,488
Oracle Corp. Japan†	2,700	158,953
Oriental Land Co., Ltd.	15,600	1,007,697
ORIX Corp.	94,500	1,491,521
Osaka Gas Co., Ltd.	138,000	544,898
Otsuka Corp.	3,400	209,065
Otsuka Holdings Co., Ltd.	28,100	1,267,354
Panasonic Corp.	158,030	2,026,922
Park24 Co., Ltd.	7,300	203,675
Pola Orbis Holdings, Inc.	6,432	180,038
Rakuten, Inc.	68,200	828,869
Recruit Holdings Co., Ltd.	26,161	1,386,592
Resona Holdings, Inc.	157,700	806,940
Ricoh Co., Ltd.	48,400	408,177
Rinnai Corp.	2,600	233,824
Rohm Co., Ltd.	6,300	505,707
Ryohin Keikaku Co., Ltd.	1,714	446,182
Sankyo Co., Ltd.	3,400	114,050
Santen Pharmaceutical Co., Ltd.	27,000	371,783
SBI Holdings, Inc.	14,600	189,042
Secom Co., Ltd.	15,000	1,096,795
Sega Sammy Holdings, Inc.	13,300	168,727
Seibu Holdings, Inc.	12,300	228,563
Seiko Epson Corp.	20,200	423,698
Sekisui Chemical Co., Ltd.	30,900	542,947
Sekisui House, Ltd.	43,800	751,422
Seven & i Holdings Co., Ltd.	53,700	2,282,796
Seven Bank, Ltd.#	44,000	160,903
Sharp Corp.†#	107,000	391,287
Shimadzu Corp.	16,000	309,454
Shimamura Co., Ltd.	1,500	192,596
Shimano, Inc.	5,300	823,115

Security Description	Shares	Value (Note 2)

Japan (continued)
Shimizu Corp.	38,000	$382,916
Shin-Etsu Chemical Co., Ltd.	27,900	2,502,057
Shinsei Bank, Ltd.	120,000	193,950
Shionogi & Co., Ltd.	21,800	1,165,094
Shiseido Co., Ltd.	26,600	895,393
Shizuoka Bank, Ltd.	38,000	315,666
Showa Shell Sekiyu KK	13,800	126,599
SMC Corp.	4,000	1,264,470
SoftBank Group Corp.	58,900	4,788,051
Sohgo Security Services Co., Ltd.	5,100	238,537
Sompo Holdings, Inc.	24,900	960,926
Sony Corp.	90,900	3,310,976
Sony Financial Holdings, Inc.#	12,900	198,596
Stanley Electric Co., Ltd.	10,400	313,174
Start Today Co., Ltd.	12,793	319,276
Subaru Corp.	43,900	1,484,474
Sumitomo Chemical Co., Ltd.	110,000	574,086
Sumitomo Corp.	84,100	1,072,607
Sumitomo Dainippon Pharma Co., Ltd.	11,600	177,011
Sumitomo Electric Industries, Ltd.	54,300	860,710
Sumitomo Heavy Industries, Ltd.	40,000	260,768
Sumitomo Metal Mining Co., Ltd.	34,000	413,219
Sumitomo Mitsui Financial Group, Inc.	96,600	3,466,261
Sumitomo Mitsui Trust Holdings, Inc.	23,700	802,483
Sumitomo Realty & Development Co., Ltd.	26,000	784,108
Sumitomo Rubber Industries, Ltd.	12,800	218,207
Sundrug Co., Ltd.	5,280	205,479
Suntory Beverage & Food, Ltd.	10,300	500,352
Suruga Bank, Ltd.	12,500	270,993
Suzuken Co., Ltd.	5,600	184,054
Suzuki Motor Corp.	24,500	1,153,657
Sysmex Corp.#	11,200	665,427
T&D Holdings, Inc.	43,500	615,481
Taiheiyo Cement Corp.	86,000	276,442
Taisei Corp.	75,000	640,632
Taisho Pharmaceutical Holdings Co., Ltd.	2,300	179,639
Taiyo Nippon Sanso Corp.#	9,600	97,430
Takashimaya Co., Ltd.	19,000	176,533
Takeda Pharmaceutical Co., Ltd.	51,100	2,633,207
TDK Corp.	8,900	537,616
Teijin, Ltd.	13,700	255,940
Terumo Corp.	24,500	995,485
THK Co., Ltd.	8,300	231,950
Tobu Railway Co., Ltd.	70,000	373,544
Toho Co., Ltd.	8,200	242,483
Toho Gas Co., Ltd.	29,000	223,621
Tohoku Electric Power Co., Inc.	33,900	503,220
Tokio Marine Holdings, Inc.	49,400	2,096,433
Tokyo Electric Power Co. Holdings, Inc.†	107,900	442,317
Tokyo Electron, Ltd.	11,200	1,586,709
Tokyo Gas Co., Ltd.	146,000	758,014
Tokyo Tatemono Co., Ltd.	14,900	204,497
Tokyu Corp.	76,000	558,591
Tokyu Fudosan Holdings Corp.	35,600	213,439
Toppan Printing Co., Ltd.	37,000	407,585
Toray Industries, Inc.	107,000	893,583
Toshiba Corp.†#	297,000	675,792
TOTO, Ltd.	10,100	384,849
Toyo Seikan Group Holdings, Ltd.	11,900	190,185
Toyo Suisan Kaisha, Ltd.	5,800	225,977
Toyoda Gosei Co., Ltd.	4,700	112,970
Toyota Industries Corp.	12,000	603,521
Toyota Motor Corp.	186,500	9,989,327
Toyota Tsusho Corp.	15,600	478,212
Trend Micro, Inc.	7,600	381,544
Tsuruha Holdings, Inc.	2,604	288,732
Unicharm Corp.	27,800	752,043

122

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
United Urban Investment Corp.	184	$270,808
USS Co., Ltd.	16,499	332,066
West Japan Railway Co.	12,200	846,895
Yahoo Japan Corp.#	106,500	478,889
Yakult Honsha Co., Ltd.	6,300	445,409
Yamada Denki Co., Ltd.#	49,400	259,155
Yamaguchi Financial Group, Inc.	14,000	160,415
Yamaha Corp.	12,300	397,598
Yamaha Motor Co., Ltd.	19,500	489,657
Yamato Holdings Co., Ltd.	25,900	562,667
Yamazaki Baking Co., Ltd.	8,700	180,284
Yaskawa Electric Corp.	16,800	334,483
Yokogawa Electric Corp.	15,600	270,588
Yokohama Rubber Co., Ltd.	7,200	140,424

		226,972,781

Jersey — 1.1%
Experian PLC	69,268	1,444,039
Glencore PLC†	874,291	3,211,597
Petrofac, Ltd.	19,065	93,344
Randgold Resources, Ltd.	6,510	617,763
Shire PLC	64,670	3,725,837
Wolseley PLC	18,381	1,210,202
WPP PLC	91,337	2,052,395

		12,355,177

Luxembourg — 0.3%
ArcelorMittal†	44,148	957,398
Eurofins Scientific SE	789	419,009
Millicom International Cellular SA SDR	4,908	287,430
RTL Group SA	2,901	225,772
SES SA FDR	25,979	642,621
Tenaris SA#	35,196	531,778

		3,064,008

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	525,000	138,492

Netherlands — 3.9%
ABN AMRO Group NV CVA*	20,143	519,417
Aegon NV	125,987	627,250
AerCap Holdings NV†	10,972	482,987
Airbus SE	41,346	3,393,809
Akzo Nobel NV	18,133	1,517,746
Altice NV, Class A†#	26,909	669,706
Altice NV, Class B†	6,413	159,894
ASML Holding NV	26,573	3,507,465
Boskalis Westminster NV	6,459	222,642
CNH Industrial NV	69,380	769,638
EXOR NV	7,485	417,471
Ferrari NV	8,846	765,160
Fiat Chrysler Automobiles NV†	66,136	694,276
Gemalto NV#	5,918	351,146
Heineken Holding NV	7,521	699,131
Heineken NV	16,568	1,631,684
ING Groep NV	279,115	4,668,665
Koninklijke Ahold Delhaize NV	92,885	2,048,239
Koninklijke DSM NV	12,963	964,877
Koninklijke KPN NV	245,870	837,708
Koninklijke Philips NV	67,095	2,371,176
Koninklijke Vopak NV#	5,247	237,596
Mobileye NV†	12,651	783,097
NN Group NV	22,756	818,014
NXP Semiconductors NV†	21,217	2,331,748
QIAGEN NV#	15,348	516,718
Randstad Holding NV	8,546	494,407
RELX NV	71,844	1,490,638
STMicroelectronics NV	45,616	752,499

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Unilever NV CVA	116,093	$6,611,939
Wolters Kluwer NV	21,792	955,945

		42,312,688

New Zealand — 0.2%
Auckland International Airport, Ltd.	72,726	360,169
Contact Energy, Ltd.	52,082	190,405
Fletcher Building, Ltd.	52,070	278,900
Mercury NZ, Ltd.#	49,349	113,632
Meridian Energy, Ltd.	91,309	184,373
Ryman Healthcare, Ltd.#	28,202	166,443
Spark New Zealand, Ltd.	136,683	364,118

		1,658,040

Norway — 0.6%
DNB ASA	70,311	1,190,809
Gjensidige Forsikring ASA	15,126	243,826
Marine Harvest ASA†	27,629	483,956
Norsk Hydro ASA#	100,448	541,276
Orkla ASA	58,775	587,451
Schibsted ASA, Class A#	5,445	129,724
Schibsted ASA, Class B	6,527	141,366
Statoil ASA	81,650	1,419,572
Telenor ASA	55,284	912,752
Yara International ASA	13,396	497,992

		6,148,724

Papua New Guinea — 0.0%
Oil Search, Ltd.	98,881	522,397

Portugal — 0.1%
Banco Espirito Santo SA†(1)(2)	213,818	0
EDP — Energias de Portugal SA	172,541	634,579
Galp Energia SGPS SA	35,764	551,609
Jeronimo Martins SGPS SA	18,630	370,844

		1,557,032

Singapore — 1.1%
Ascendas Real Estate Investment Trust	152,000	287,818
CapitaLand Commercial Trust	149,000	178,759
CapitaLand Mall Trust	180,000	258,880
CapitaLand, Ltd.	190,000	488,852
City Developments, Ltd.	29,900	230,141
ComfortDelGro Corp., Ltd.	151,000	261,916
DBS Group Holdings, Ltd.	127,600	1,887,740
Global Logistic Properties, Ltd.	190,900	400,108
Hutchison Port Holdings Trust	423,000	171,315
Jardine Cycle & Carriage, Ltd.#	7,700	243,858
Keppel Corp., Ltd.	106,300	493,990
Oversea-Chinese Banking Corp., Ltd.	218,000	1,652,745
SATS, Ltd.	46,900	174,225
Sembcorp Industries, Ltd.#	72,000	164,435
Singapore Airlines, Ltd.	40,600	293,720
Singapore Exchange, Ltd.	58,000	304,745
Singapore Press Holdings, Ltd.#	119,000	272,634
Singapore Technologies Engineering, Ltd.	115,000	309,182
Singapore Telecommunications, Ltd.	573,200	1,557,642
StarHub, Ltd.#	44,000	85,860
Suntec Real Estate Investment Trust	167,000	221,476
United Overseas Bank, Ltd.	93,000	1,544,567
UOL Group, Ltd.	33,000	166,950
Wilmar International, Ltd.	141,000	360,742
Yangzijiang Shipbuilding Holdings, Ltd.	141,000	129,419

		12,141,719

Spain — 3.1%
Abertis Infraestructuras SA	45,453	831,506
ACS Actividades de Construccion y Servicios SA	16,854	673,350

123

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Spain (continued)
Aena SA*	4,975	$1,004,283
Amadeus IT Group SA	31,890	1,857,454
Banco Bilbao Vizcaya Argentaria SA	477,365	3,888,868
Banco de Sabadell SA	384,484	792,123
Banco Popular Espanol SA†#	240,110	164,264
Banco Santander SA	1,040,976	6,760,184
Bankia SA#	341,247	392,540
Bankinter SA	50,023	460,560
CaixaBank SA	256,705	1,212,305
Distribuidora Internacional de Alimentacion SA#	46,140	283,984
Enagas SA	16,240	482,806
Endesa SA	23,166	578,112
Ferrovial SA	34,982	788,101
Gas Natural SDG SA	25,996	654,722
Grifols SA#	22,289	630,716
Iberdrola SA	392,820	3,132,164
Industria de Diseno Textil SA	78,562	3,211,952
International Consolidated Airlines Group SA	59,838	466,432
Mapfre SA	69,050	245,578
Red Electrica Corp. SA	32,202	722,578
Repsol SA	79,796	1,336,963
Telefonica SA	323,039	3,597,648
Zardoya Otis SA#	12,564	123,072

		34,292,265

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.#*	180,769	166,095
HKT Trust & HKT, Ltd.	266,000	348,179

		514,274

Sweden — 2.6%
Alfa Laval AB	20,977	422,369
ASSA ABLOY AB, Class B	72,244	1,622,527
Atlas Copco AB, Class A	48,249	1,785,314
Atlas Copco AB, Class B	29,011	958,310
Boliden AB	20,331	556,498
Electrolux AB, Series B	18,024	578,790
Getinge AB, Class B	14,923	310,602
Hennes & Mauritz AB, Class B	69,275	1,725,618
Hexagon AB, Class B	19,043	834,120
Husqvarna AB, Class B	30,387	315,184
ICA Gruppen AB	5,724	206,268
Industrivarden AB, Class C	11,932	281,984
Investor AB, Class B	33,070	1,528,813
Kinnevik AB, Class B	17,523	503,226
L E Lundbergforetagen AB	2,572	201,968
Lundin Petroleum AB†	13,380	259,860
Nordea Bank AB	219,019	2,812,265
Sandvik AB	75,862	1,188,808
Securitas AB, Class B	23,383	372,615
Skandinaviska Enskilda Banken AB, Class A	109,172	1,316,385
Skanska AB, Class B	24,396	580,750
SKF AB, Class B	29,409	601,620
Svenska Cellulosa AB SCA, Class B	44,039	1,554,037
Svenska Handelsbanken AB, Class A	107,580	1,515,037
Swedbank AB, Class A	65,779	1,585,556
Swedish Match AB	14,177	478,254
Tele2 AB, Class B	23,819	245,140
Telefonaktiebolaget LM Ericsson, Class B	221,417	1,615,141
Telia Co AB	191,223	875,216
Volvo AB, Class B	112,854	1,845,106

		28,677,381

Switzerland — 8.1%
ABB, Ltd.	134,759	3,385,149
Actelion, Ltd.†	6,928	1,967,064
Adecco Group AG	12,077	900,273

Security Description	Shares	Value (Note 2)

Switzerland (continued)
Aryzta AG#	6,608	$208,634
Baloise Holding AG	3,536	541,051
Barry Callebaut AG	164	235,362
Chocoladefabriken Lindt & Spruengli AG†	10	733,881
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	67	407,098
Cie Financiere Richemont SA	37,264	3,108,700
Coca-Cola HBC AG†	13,019	377,926
Credit Suisse Group AG	141,989	1,949,774
Dufry AG†	2,516	413,813
EMS-Chemie Holding AG	616	432,800
Geberit AG	2,647	1,239,120
Givaudan SA	679	1,392,982
Julius Baer Group, Ltd.	16,099	833,581
Kuehne & Nagel International AG	4,061	655,345
LafargeHolcim, Ltd.	32,742	1,965,771
Lonza Group AG	5,298	1,097,288
Nestle SA	222,506	18,987,271
Novartis AG	159,449	13,054,882
Pargesa Holding SA	2,298	178,658
Partners Group Holding AG†	2,475	1,516,610
Roche Holding AG	50,198	13,775,880
Schindler Holding AG	1,597	332,080
Schindler Holding AG (Participation Certificate)	2,867	614,812
SGS SA	395	940,039
Sika AG	154	992,164
Sonova Holding AG	3,827	633,783
Swatch Group AG (TRQX)	3,711	283,148
Swatch Group AG (XEGT)#	2,213	857,279
Swiss Life Holding AG	2,388	796,616
Swiss Prime Site AG	4,875	448,970
Swiss Re AG	23,207	2,115,717
Swisscom AG	1,885	903,819
Syngenta AG†	6,615	3,005,111
UBS Group AG	263,601	4,191,271
Vifor Pharma AG#	2,840	333,980
Zurich Insurance Group AG	10,856	3,191,062

		88,998,764

United Kingdom — 14.9%
3i Group PLC	69,560	802,140
Aberdeen Asset Management PLC	69,228	257,779
Admiral Group PLC	15,136	397,256
Anglo American PLC†	100,247	1,332,320
Antofagasta PLC#	29,306	302,452
Ashtead Group PLC	37,290	752,405
Associated British Foods PLC#	25,852	997,938
AstraZeneca PLC	90,318	6,090,821
Auto Trader Group PLC*	72,150	386,814
Aviva PLC	289,904	1,961,017
Babcock International Group PLC	18,465	221,972
BAE Systems PLC	228,933	1,963,018
Barclays PLC	1,212,399	3,280,444
Barratt Developments PLC	73,002	576,114
Berkeley Group Holdings PLC	9,336	391,663
BHP Billiton PLC	153,416	2,318,657
BP PLC	1,351,017	8,123,934
British American Tobacco PLC	133,067	9,481,199
British Land Co. PLC	71,407	583,308
BT Group PLC	603,711	2,407,840
Bunzl PLC	25,085	786,041
Burberry Group PLC	33,084	773,682
Capita PLC#	49,438	371,043
Carnival PLC	13,947	893,110
Centrica PLC	390,314	1,022,396
Cobham PLC#	171,976	296,921
Coca-Cola European Partners PLC	15,489	638,564

124

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Compass Group PLC	118,762	$2,555,417
Croda International PLC	9,401	480,027
Diageo PLC	179,635	5,385,861
Direct Line Insurance Group PLC	101,858	457,499
Dixons Carphone PLC	73,032	309,206
easyJet PLC#	12,101	220,464
Fresnillo PLC#	16,181	328,571
G4S PLC	113,915	477,015
GKN PLC	124,281	560,455
GlaxoSmithKline PLC	348,605	7,651,446
Hammerson PLC	57,767	435,787
Hargreaves Lansdown PLC	17,859	321,686
Hikma Pharmaceuticals PLC#	10,379	225,733
HSBC Holdings PLC	1,413,972	12,308,304
IMI PLC	20,346	328,734
Imperial Brands PLC	68,554	3,205,439
Inmarsat PLC#	32,128	331,163
InterContinental Hotels Group PLC	12,792	720,752
Intertek Group PLC	12,168	673,992
Intu Properties PLC#	66,950	234,632
Investec PLC	47,040	368,501
ITV PLC	261,816	660,169
J Sainsbury PLC#	116,034	420,107
Johnson Matthey PLC	13,987	560,831
Kingfisher PLC	159,157	666,669
Land Securities Group PLC	58,494	806,423
Legal & General Group PLC	429,120	1,392,202
Lloyds Banking Group PLC	4,586,997	4,171,953
London Stock Exchange Group PLC	22,979	1,014,050
Marks & Spencer Group PLC#	120,311	592,932
Mediclinic International PLC#	26,650	277,616
Meggitt PLC	59,083	382,150
Merlin Entertainments PLC*	47,647	324,757
Mondi PLC	26,972	703,382
National Grid PLC	247,990	3,481,202
Next PLC#	10,390	583,673
Old Mutual PLC	362,163	878,196
Pearson PLC	61,168	556,806
Persimmon PLC	22,624	715,630
Provident Financial PLC	10,623	417,597
Prudential PLC	185,435	4,147,718
Reckitt Benckiser Group PLC	45,051	4,607,691
RELX PLC	77,282	1,655,916
Rio Tinto PLC	89,300	3,569,694
Rolls-Royce Holdings PLC	132,619	1,482,324
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	25,539,209	32,906
Royal Bank of Scotland Group PLC†	253,252	848,387
Royal Dutch Shell PLC, Class A	311,922	8,439,818
Royal Dutch Shell PLC, Class B	267,773	7,395,338
Royal Mail PLC	65,846	374,481
RSA Insurance Group PLC	75,263	606,564
Sage Group PLC	79,391	737,009
Schroders PLC	9,398	382,277
Segro PLC	71,042	460,417
Severn Trent PLC	17,677	569,399
Sky PLC	76,324	974,547
Smith & Nephew PLC	64,970	1,133,442
Smiths Group PLC	29,673	612,862
SSE PLC	72,675	1,409,254
St James’s Place PLC	38,239	577,926
Standard Chartered PLC†	238,204	2,246,304
Standard Life PLC	141,550	698,151
Tate & Lyle PLC	34,830	331,190
Taylor Wimpey PLC	239,580	626,943
Tesco PLC†	586,889	1,389,098
Travis Perkins PLC	18,748	394,707

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Unilever PLC	91,598	$5,112,015
United Utilities Group PLC	50,106	664,313
Vodafone Group PLC	1,914,377	5,710,133
Weir Group PLC	16,062	375,823
Whitbread PLC	13,184	728,909
William Hill PLC	66,047	244,487
WM Morrison Supermarkets PLC#	156,293	495,787
Worldpay Group PLC*	128,274	513,343

		163,147,050

Total Common Stocks
(cost $924,865,218)		985,832,130

EXCHANGE-TRADED FUNDS — 2.8%
United States — 2.8%
iShares MSCI EAFE ETF# (cost $29,161,121)	464,731	30,700,130

Total Long-Term Investment Securities
(cost $954,026,339)		1,016,532,260

SHORT-TERM INVESTMENT SECURITIES — 9.3%
Registered Investment Companies — 6.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(3)(4)	67,236,343	67,236,343

U.S. Government Treasuries — 3.1%
United States Treasury Bills 0.62% due 06/01/2017#	$30,000,000	30,000,000
0.72% due 06/15/2017(5)	3,800,000	3,798,909

		33,798,909

Total Short-Term Investment Securities
(cost $101,035,283)		101,035,252

REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount of $34,281,086, and collateralized by $34,125,000 of United States Treasury Bonds, bearing interest at 3.00%, due 11/15/2044 and having an approximate value of $34,969,184 (cost $34,281,000)	34,281,000	34,281,000

TOTAL INVESTMENTS —
(cost $1,089,342,622)(6)	105.3%	1,151,848,512
Liabilities in excess of other assets	(5.3)	(57,983,405)

NET ASSETS —	100.0%	$1,093,865,107

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $5,371,410 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $16,164 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)	At May 31, 2017, the Fund had loaned securities with a total value of $81,358,657. This was secured by collateral of $67,236,343, which was received in cash and subsequently invested in short-term investments currently valued at $67,236,343 as reported in the Portfolio of Investments. Additional collateral of $18,131,263 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

125

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/15/2028 to 01/01/2047	$5,662,059
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 11/01/2046	6,249,568
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 09/20/2046	1,431,271
United States Treasury Bills	0.00%	07/06/2017 to 12/07/2017	108,663
United States Treasury Notes/Bonds	0.00% to 8.75%	06/30/2017 to 11/15/2046	4,679,702

(4)	The rate shown is the 7-day yield as of May 31, 2017.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Fiduciary Depositary Receipt

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR—Swedish Depositary Receipt

TRQX—Turquoise Stock Exchange

XEGT—Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)
815	Long	mini MSCI EAFE Index	June 2017	$72,417,012	$76,850,425	$4,433,413

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$66,166,175	$—	$16,164	$66,182,339
Portugal	1,557,032	—	0	1,557,032
United Kingdom	163,114,144	32,906	—	163,147,050
Other Countries	754,945,709	—	—	754,945,709
Exchange-Traded Funds	30,700,130	—	—	30,700,130
Short-Term Investment Securities:
Registered Investment Companies	67,236,343	—	—	67,236,343
U.S. Government Treasuries	—	33,798,909	—	33,798,909
Repurchase Agreements	—	34,281,000	—	34,281,000

Total Investments at Value	$1,083,719,533	$68,112,815	$16,164	$1,151,848,512

Other Financial Instruments:†
Futures Contracts	$4,433,413	$—	$—	$4,433,413

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

126

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Sovereign	68.3%
United States Treasury Notes	19.3
United States Treasury Bonds	2.2
Time Deposits	1.8
Banks — Commercial	1.6
Oil Companies — Integrated	1.3
Oil Refining & Marketing	0.7
Oil Companies — Exploration & Production	0.5
Cellular Telecom	0.4
Telecom Services	0.3
Paper & Related Products	0.3
Investment Management/Advisor Services	0.3
Metal Processors & Fabrication	0.2
Electric — Generation	0.2
Transport — Marine	0.2
Metal — Iron	0.2
E-Commerce/Products	0.2
Food — Meat Products	0.2
Petrochemicals	0.2
Investment Companies	0.2
Metal — Diversified	0.1
Appliances	0.1
Electric — Distribution	0.1
Gas — Transportation	0.1
Real Estate Investment Trusts	0.1
Retail — Major Department Stores	0.1
Food — Misc./Diversified	0.1
Chemicals — Diversified	0.1
Registered Investment Companies	0.1

99.5%

Country Allocation*

United States	23.4%
Japan	13.9
France	6.5
Italy	5.5
Germany	4.3
Mexico	3.5
United Kingdom	3.2
Spain	3.2
Canada	2.4
Belgium	2.1
Turkey	1.7
Argentina	1.5
Sweden	1.5
Peru	1.4
Sri Lanka	1.4
Dominican Republic	1.2
Austria	1.2
Slovenia	1.1
Venezuela	1.1
Ecuador	1.1
Norway	1.1
South Africa	1.0
El Salvador	1.0
Netherlands	0.9
Guatemala	0.8
Ukraine	0.8
Ghana	0.7
Egypt	0.7
Lebanon	0.6
Jordan	0.6
Serbia	0.6
British Virgin Islands	0.6
Paraguay	0.6
Poland	0.5
Namibia	0.5

Chile	0.5%
Indonesia	0.5
Honduras	0.5
Oman	0.5
Panama	0.4
Luxembourg	0.4
Philippines	0.3
Ireland	0.3
Ivory Coast	0.3
Lithuania	0.3
Costa Rica	0.3
Thailand	0.3
India	0.3
Bermuda	0.3
United Arab Emirates	0.3
China	0.2
Morocco	0.2
Australia	0.2
Cayman Islands	0.2
Kenya	0.2
Colombia	0.2
Jamaica	0.1
Romania	0.1
Malaysia	0.1
South Korea	0.1
Brazil	0.1
Israel	0.1

99.5%

Credit Quality†#

Aaa	30.9%
Aa	11.0
A	19.7
Baa	16.4
Ba	4.3
B	7.9
Caa	2.9
Not Rated@	6.9

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

127

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Principal Amount(1)		Value (Note 2)

CORPORATE BONDS & NOTES — 7.8%
Argentina — 0.2%
Banco Macro SA VRS Sub. Notes 6.75% due 11/04/2026*		$320,000	$330,048

Austria — 0.2%
BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*		200,000	186,500
Suzano Austria GmbH Company Guar. Notes 5.75% due 07/14/2026*		200,000	206,900

			393,400

Bermuda — 0.3%
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*		500,000	486,750

Brazil — 0.1%
BRF SA Senior Notes 7.75% due 05/22/2018*(2)	BRL	500,000	149,879
Oi SA Senior Notes 9.75% due 09/15/2016†*(2)(3)(4)	BRL	500,000	39,980

			189,859

British Virgin Islands — 0.6%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		500,000	507,131
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		300,000	323,106
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	212,065

			1,042,302

Cayman Islands — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		350,000	358,889

Chile — 0.5%
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		250,000	260,274
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		400,000	399,200
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		300,000	312,454

			971,928

China — 0.2%
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		420,000	450,306

Colombia — 0.2%
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	294,000

Security Description	Principal Amount(1)	Value (Note 2)

India — 0.3%
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*	$500,000	$517,478

Indonesia — 0.4%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	318,000	338,500
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	405,304

		743,804

Ireland — 0.3%
Credit Bank of Moscow Via CBOM Finance PLC Senior Notes 5.88% due 11/07/2021	260,000	270,055
NLMK Group Senior Notes 4.50% due 06/15/2023	360,000	366,444

		636,499

Israel — 0.1%
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*	155,000	157,637

Luxembourg — 0.4%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*	265,000	274,938
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*	200,000	198,250
Raizen Fuels Finance SA Company Guar. Notes 5.30% due 01/20/2027*	200,000	205,500

		678,688

Malaysia — 0.1%
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025	200,000	205,594

Mexico — 0.9%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*	310,000	330,150
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*	200,000	203,500
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*	200,000	196,750
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025	450,000	456,750
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	320,000	328,464
Trust F/1401 Senior Notes 5.25% due 01/30/2026*	200,000	205,500

		1,721,114

128

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Netherlands — 0.9%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024	$500,000	$534,236
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*	200,000	221,888
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	270,000	289,386
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026	270,000	314,213
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023	350,000	377,125

		1,736,848

Peru — 0.4%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020#	275,000	300,094
Banco Internacional del Peru SAA/Panama Senior Notes 5.75% due 10/07/2020	250,000	274,175
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*	200,000	206,250

		780,519

South Korea — 0.1%
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*	200,000	201,908

Thailand — 0.3%
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022	300,000	313,739
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	205,901

		519,640

Turkey — 0.4%
Akbank TAS Senior Notes 5.00% due 10/24/2022	275,000	276,788
Arcelik AS Senior Notes 5.00% due 04/03/2023	250,000	252,650
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*	200,000	202,250

		731,688

United Arab Emirates — 0.3%
Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*	200,000	206,290
Union National Bank PJSC Senior Notes 2.75% due 10/05/2021	275,000	271,515

		477,805

United Kingdom — 0.1%
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*	270,000	270,000

Security Description	Principal Amount(1)		Value (Note 2)

Venezuela — 0.3%
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024		$1,500,000	$591,000

Total Corporate Bonds & Notes
(cost $14,509,162)			14,487,704

FOREIGN GOVERNMENT OBLIGATIONS — 68.3%
Argentina — 1.3%
Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)		1,300,000	877,500
Republic of Argentina Senior Notes 5.63% due 01/26/2022		880,000	916,960
Republic of Argentina Senior Notes 7.63% due 04/22/2046		300,000	318,900
Republic of Argentina Senior Notes 8.28% due 12/31/2033		280,408	314,617

			2,427,977

Australia — 0.2%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	500,000	378,405

Austria — 1.0%
Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,770,684

Belgium — 2.1%
Kingdom of Belgium Bonds 1.00% due 06/22/2026*	EUR	1,000,000	1,175,764
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,230,834
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	300,000	500,580

			3,907,178

Canada — 2.4%
Government of Canada Bonds 1.50% due 03/01/2020	CAD	1,800,000	1,359,797
Government of Canada Bonds 2.50% due 06/01/2024	CAD	2,100,000	1,698,189
Government of Canada Bonds 3.50% due 12/01/2045	CAD	1,000,000	965,133
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	454,583

			4,477,702

Costa Rica — 0.3%
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		250,000	261,875
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		250,000	261,875

			523,750

129

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic — 1.2%
Dominican Republic Senior Bonds 5.50% due 01/27/2025		$700,000	$722,750
Dominican Republic Senior Bonds 5.88% due 04/18/2024		600,000	636,000
Dominican Republic Senior Bonds 7.45% due 04/30/2044		500,000	565,000
Dominican Republic Senior Bonds 8.63% due 04/20/2027		300,000	357,756

			2,281,506

Ecuador — 1.1%
Republic of Ecuador Senior Notes 9.63% due 06/02/2027*(6)		660,000	660,000
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		1,350,000	1,363,500

			2,023,500

Egypt — 0.7%
Government of Egypt Senior Notes 6.13% due 01/31/2022*		600,000	616,500
Government of Egypt Senior Notes 6.88% due 04/30/2040		150,000	142,065
Government of Egypt Senior Notes 8.50% due 01/31/2047		535,000	572,493

			1,331,058

El Salvador — 1.0%
Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*		1,800,000	1,858,500

France — 6.5%
Government of France Bonds 2.25% due 05/25/2024	EUR	700,000	902,203
Government of France Bonds 2.75% due 10/25/2027	EUR	600,000	808,067
Government of France Bonds 3.00% due 04/25/2022	EUR	750,000	977,457
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	632,614
Government of France Bonds 4.25% due 10/25/2023	EUR	2,400,000	3,429,011
Government of France Bonds 4.50% due 04/25/2041	EUR	800,000	1,425,863
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	771,304
Government of France Bonds 5.75% due 10/25/2032	EUR	800,000	1,485,893

Security Description	Principal Amount(1)		Value (Note 2)

France (continued)
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	$1,649,652

			12,082,064

Germany — 4.3%
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	2,100,000	2,435,259
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,015,643
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	610,000	1,072,972
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	646,279
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	750,000	1,386,866
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,454,122

			8,011,141

Ghana — 0.7%
Republic of Ghana Senior Bonds 7.88% due 08/07/2023		1,350,000	1,377,000

Guatemala — 0.8%
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*(6)		360,000	356,407
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		600,000	618,846
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		400,000	437,696

			1,412,949

Honduras — 0.5%
Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	882,598

Indonesia — 0.1%
Republic of Indonesia Senior Notes 3.70% due 01/08/2022*		200,000	205,246

Italy — 5.5%
Republic of Italy Bonds 1.60% due 06/01/2026	EUR	600,000	653,452
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	722,776
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	2,000,000	2,458,731
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	800,000	998,448
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	1,004,190

130

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	820,000	$1,138,998
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,000,000	1,452,861
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	947,051
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	878,362

			10,254,869

Ivory Coast — 0.3%
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		650,000	634,166

Jamaica — 0.1%
Government of Jamaica Senior Notes 7.63% due 07/09/2025#		230,000	269,141

Japan — 13.9%
Government of Japan Senior Bonds 0.40% due 06/20/2025	JPY	120,000,000	1,120,090
Government of Japan Senior Bonds 0.40% due 09/20/2025	JPY	250,000,000	2,333,183
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,427,892
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,940,549
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,733,037
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,236,807
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,891,558
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	200,000,000	2,028,876
Government of Japan Senior Bonds 1.50% due 03/20/2033	JPY	170,000,000	1,805,853
Government of Japan Senior Bonds 1.70% due 09/20/2032	JPY	120,000,000	1,305,925
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	1,088,388
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	581,756
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,378,250
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	185,000,000	2,144,346

Security Description	Principal Amount(1)		Value (Note 2)

Japan (continued)
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	$1,427,717
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	676,627
Government of Japan Senior Bonds 2.20% due 03/20/2028	JPY	110,000,000	1,217,390
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	413,401

			25,751,645

Jordan — 0.6%
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		700,000	700,490
Kingdom of Jordan Senior Notes 6.13% due 01/29/2026*		445,000	459,019

			1,159,509

Kenya — 0.2%
Republic of Kenya Senior Notes 6.88% due 06/24/2024		300,000	308,685

Lebanon — 0.6%
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		900,000	907,004
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		260,000	283,738

			1,190,742

Lithuania — 0.3%
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		500,000	568,000

Mexico — 2.6%
United Mexican States Senior Notes 3.38% due 02/23/2031	EUR	1,000,000	1,183,092
United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	521,800
United Mexican States Senior Notes 4.13% due 01/21/2026		800,000	830,400
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	227,139
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	652,750
United Mexican States Senior Notes 4.60% due 01/23/2046		200,000	194,500
United Mexican States Senior Notes 6.05% due 01/11/2040		400,000	466,240
United Mexican States Bonds 10.00% due 11/20/2036	MXN	10,000,000	671,190

			4,747,111

131

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Morocco — 0.2%
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		$350,000	$388,675

Namibia — 0.5%
Republic of Namibia Senior Notes 5.25% due 10/29/2025		970,000	994,444

Norway — 1.1%
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	659,771
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	10,000,000	1,316,937

			1,976,708

Oman — 0.5%
Sultanate of Oman Senior Bonds 6.50% due 03/08/2047*		805,000	867,265

Panama — 0.4%
Republic of Panama Senior Notes 5.20% due 01/30/2020		650,000	706,225

Paraguay — 0.6%
Republic of Paraguay Senior Bonds 6.10% due 08/11/2044*		250,000	272,507
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		700,000	763,021

			1,035,528

Peru — 1.0%
Republic of Peru Senior Notes 4.13% due 08/25/2027		151,000	164,967
Republic of Peru Senior Notes 5.63% due 11/18/2050		470,000	577,630
Republic of Peru Notes 6.90% due 08/12/2037	PEN	1,600,000	530,949
Republic of Peru Senior Notes 8.75% due 11/21/2033		400,000	617,720

			1,891,266

Philippines — 0.3%
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		600,000	638,928

Poland — 0.5%
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,000,000	1,016,000

Romania — 0.1%
Government of Romania Senior Notes 6.13% due 01/22/2044		200,000	252,000

Serbia — 0.6%
Republic of Serbia Notes 5.88% due 12/03/2018		250,000	262,518

Security Description	Principal Amount(1)		Value (Note 2)

Serbia (continued)
Republic of Serbia Senior Notes 7.25% due 09/28/2021		$700,000	$804,853

			1,067,371

Slovenia — 1.1%
Republic of Slovenia Bonds 1.75% due 11/03/2040	EUR	2,100,000	2,095,931

South Africa — 1.0%
Republic of South Africa Senior Notes 6.25% due 03/08/2041		1,000,000	1,117,660
Republic of South Africa Bonds 9.00% due 01/31/2040	ZAR	5,000,000	360,095
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	4,900,000	419,532

			1,897,287

Spain — 3.2%
Kingdom of Spain Bonds 1.15% due 07/30/2020	EUR	1,000,000	1,167,313
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	1,000,000	1,134,689
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	750,000	1,037,884
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	1,500,000	2,046,057
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	489,702

			5,875,645

Sri Lanka — 1.4%
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	312,044
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		460,000	489,568
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		640,000	681,137
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		400,000	426,572
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		700,000	746,501

			2,655,822

Sweden — 1.5%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	15,000,000	1,807,689
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	5,600,000	890,786

			2,698,475

132

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey — 1.3%
Republic of Turkey Senior Bonds 5.75% due 03/22/2024		$650,000	$693,228
Republic of Turkey Senior Notes 6.75% due 05/30/2040		520,000	587,142
Republic of Turkey Bonds 10.40% due 03/20/2024	TRY	2,000,000	571,161
Republic of Turkey Senior Notes 11.88% due 01/15/2030		380,000	610,663

			2,462,194

Ukraine — 0.8%
Government of Ukraine Senior Notes 7.75% due 09/01/2021		800,000	809,392
Government of Ukraine Senior Notes 7.75% due 09/01/2023		600,000	596,382

			1,405,774

United Kingdom — 3.1%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	600,000	782,862
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	500,000	673,505
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	400,000	563,512
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	425,939
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	680,683
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	661,716
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	600,000	1,105,753
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	864,927

			5,758,897

Venezuela — 0.8%
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		1,440,000	675,072
Republic of Venezuela Senior Notes 9.25% due 05/07/2028		600,000	289,500
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		1,000,000	482,500

			1,447,072

Total Foreign Government Obligations
(cost $125,726,317)			126,966,633

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 21.5%
United States — 21.5%
United States Treasury Bonds
2.88% due 08/15/2045	$1,000,000	$1,002,188
3.00% due 05/15/2042	1,720,000	1,775,026
3.75% due 11/15/2043	500,000	586,094
4.38% due 02/15/2038	620,000	793,358
United States Treasury Notes
1.13% due 02/28/2021	2,500,000	2,456,737
1.38% due 09/30/2018#	2,000,000	2,003,984
1.50% due 08/15/2026	1,500,000	1,414,278
1.63% due 05/15/2026	1,200,000	1,146,187
1.75% due 09/30/2019	3,000,000	3,029,064
1.75% due 12/31/2020	2,000,000	2,012,578
1.75% due 01/31/2023	1,000,000	993,672
1.75% due 05/15/2023	1,500,000	1,486,933
1.88% due 11/30/2021	2,000,000	2,014,296
1.88% due 10/31/2022	2,000,000	2,004,766
2.00% due 02/15/2025#	1,000,000	993,633
2.00% due 08/15/2025	1,000,000	990,156
2.25% due 11/15/2025	2,000,000	2,015,938
2.38% due 08/15/2024	2,050,000	2,096,765
2.50% due 05/15/2024	3,000,000	3,095,976
2.63% due 11/15/2020	600,000	621,680
2.75% due 02/28/2018	2,230,000	2,255,696
2.75% due 11/15/2023	2,000,000	2,096,796
2.75% due 02/15/2024	1,200,000	1,257,797
3.38% due 11/15/2019	1,800,000	1,887,961

Total U.S. Government Treasuries
(cost $40,056,292)		40,031,559

Total Long-Term Investment Securities
(cost $180,291,771)		181,485,896

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(7)(8)	129,650	129,650

Time Deposits — 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	3,331,000	3,331,000

Total Short-Term Investment Securities
(cost $3,460,650)		3,460,650

TOTAL INVESTMENTS —
(cost $183,752,421)(9)	99.5%	184,946,546
Other assets less liabilities	0.5	996,143

NET ASSETS —	100.0%	$185,942,689

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $24,836,772 representing 13.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $189,859 representing 0.1% of net assets.
(3)	Company has filed for bankruptcy protection.
(4)	Security in default of interest and principal at maturity.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2017.

133

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(7)	At May 31, 2017, the Fund had loaned securities with a total value of $3,135,264. This was secured by collateral of $129,650, which was received in cash and subsequently invested in short-term investments currently valued at $129,650 as reported in the Portfolio of Investments. Additional collateral of $3,161,341 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	1.84% to 9.50%	08/01/2020 to 06/01/2047	$428,247
Federal National Mtg. Assoc.	1.78% to 5.00%	12/01/2020 to 06/01/2047	1,326,994
Government National Mtg. Assoc.	2.50% to 7.50%	05/15/2018 to 04/15/2057	1,406,100
(8)	The rate shown is the 7-day yield as of May 31, 2017.
(9)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

PEN—Peruvian Sol

SEK—Swedish Krona

TRY—Turkish Lira

ZAR— South African Rand

VRS—Variable Rate Security

The rates shown on VRS are the current interest rates as of May 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$14,487,704	$—	$14,487,704
Foreign Government Obligations:
Ecuador	—	1,363,500	660,000	2,023,500
Gautemala	—	1,056,542	356,407	1,412,949
Other Countries	—	123,530,184	—	123,530,184
U.S. Government Treasuries	—	40,031,559	—	40,031,559
Short-Term Investment Securities:
Registered Investment Companies	129,650	—	—	129,650
Time Deposits	—	3,331,000	—	3,331,000

Total Investments at Value	$129,650	$183,800,489	$1,016,407	$184,946,546

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

134

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	5.8%
Medical — Drugs	5.5
Cosmetics & Toiletries	3.2
Diversified Banking Institutions	3.1
Time Deposits	3.1
Insurance — Life/Health	2.9
E-Commerce/Products	2.8
Registered Investment Companies	2.8
Food — Misc./Diversified	2.7
Tobacco	2.5
Beverages — Wine/Spirits	2.3
Oil Companies — Integrated	2.2
Finance — Other Services	2.2
Enterprise Software/Service	2.1
Retail — Apparel/Shoe	1.9
Food — Catering	1.7
Electronic Components — Semiconductors	1.6
Commercial Services	1.5
Brewery	1.5
Semiconductor Components — Integrated Circuits	1.4
Web Portals/ISP	1.3
Diversified Financial Services	1.3
Building Products — Cement	1.3
Chemicals — Specialty	1.2
Electronic Components-Misc.	1.2
Transport — Services	1.2
Transactional Software	1.1
Advertising Agencies	1.0
Power Converter/Supply Equipment	1.0
Soap & Cleaning Preparation	1.0
Distribution/Wholesale	1.0
Industrial Automated/Robotic	0.9
Transport — Rail	0.9
Auto/Truck Parts & Equipment — Original	0.9
Retail — Major Department Stores	0.9
Chemicals — Diversified	0.9
Internet Application Software	0.9
Medical — Biomedical/Gene	0.8
Industrial Gases	0.8
Medical Products	0.8
Advertising Services	0.8
Building Products — Air & Heating	0.8
Electronic Measurement Instruments	0.8
Metal — Diversified	0.7
Insurance — Multi-line	0.7
Food — Retail	0.7
Oil Companies — Exploration & Production	0.7
Optical Supplies	0.7
Casino Hotels	0.6
Airlines	0.6
Retail — Jewelry	0.6
Diversified Operations	0.6
Computers — Integrated Systems	0.6
Cable/Satellite TV	0.6
Beverages — Non-alcoholic	0.6
Commercial Services — Finance	0.6
E-Marketing/Info	0.6
Retail — Home Furnishings	0.6
Containers — Paper/Plastic	0.6
Finance — Credit Card	0.6
Investment Companies	0.6
Machinery — Construction & Mining	0.6
Athletic Footwear	0.6
Semiconductor Equipment	0.6
Machinery — General Industrial	0.5
Finance — Leasing Companies	0.5
Medical Instruments	0.5
Textile — Apparel	0.5
Auto — Cars/Light Trucks	0.5

Machinery — Pumps	0.5
Computer Services	0.5
Television	0.5
Dialysis Centers	0.4
Transport — Marine	0.4
Retail — Automobile	0.4
Rental Auto/Equipment	0.4
Medical — Generic Drugs	0.4
Hotels/Motels	0.4
Aerospace/Defense	0.4
Computer Data Security	0.4
Finance — Mortgage Loan/Banker	0.4
Electric Products — Misc.	0.3
Human Resources	0.3
Retail — Restaurants	0.3
Machine Tools & Related Products	0.3
Multimedia	0.3
Publishing — Periodicals	0.3
Cruise Lines	0.3
Electric — Generation	0.3
Retail — Discount	0.3
Insurance — Property/Casualty	0.3
Oil — U.S. Royalty Trusts	0.3
Real Estate Management/Services	0.2
Machinery — Farming	0.2
Broadcast Services/Program	0.2
Diversified Operations/Commercial Services	0.2
Retail — Misc./Diversified	0.2
Investment Management/Advisor Services	0.2
Computer Aided Design	0.2
Diversified Manufacturing Operations	0.2
U.S. Government Agencies	0.2
Networking Products	0.2
Apparel Manufacturers	0.2
Explosives	0.1
Telecom Services	0.1
Retail — Vision Service Center	0.1
Diagnostic Kits	0.1

102.2%

Country Allocation*

United Kingdom	15.7%
Japan	12.0
France	10.0
Germany	9.1
Switzerland	8.3
United States	6.4
Netherlands	4.8
Canada	3.7
Cayman Islands	3.0
Denmark	2.6
Jersey	2.5
Sweden	2.4
Australia	2.3
Spain	2.1
Hong Kong	1.9
India	1.7
Singapore	1.6
Brazil	1.5
Taiwan	1.4
Ireland	1.4
Belgium	1.0
Italy	0.9
Indonesia	0.9
Mexico	0.8
Israel	0.8
South Korea	0.6
Austria	0.6

135

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited) — (continued)

Country Allocation* (continued)

Portugal	0.5%
China	0.5
Thailand	0.4
Norway	0.4
Turkey	0.3
Bermuda	0.1

102.2%

*	Calculated as a percentage of net assets

136

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.1%
Australia — 2.3%
Amcor, Ltd.	222,901	$2,540,713
Brambles, Ltd.	134,160	1,033,761
CSL, Ltd.	38,074	3,657,730
Orica, Ltd.	36,362	531,730
Treasury Wine Estates, Ltd.	258,630	2,502,119

		10,266,053

Austria — 0.6%
Erste Group Bank AG	68,642	2,490,619

Belgium — 1.0%
KBC Group NV	57,589	4,333,108

Bermuda — 0.1%
Global Brands Group Holding, Ltd.†	2,402,800	305,262

Brazil — 1.5%
Ambev SA ADR#	173,769	992,221
Banco Bradesco SA ADR	136,177	1,154,781
BM&F Bovespa SA	354,402	2,017,363
Cielo SA	243,860	1,718,953
Itau Unibanco Holding SA	80,200	881,073

		6,764,391

Canada — 3.7%
Canadian National Railway Co. (NYSE)	34,884	2,701,068
Canadian National Railway Co. (TSX)	16,077	1,246,433
Cenovus Energy, Inc.	105,461	940,745
CGI Group, Inc., Class A†	53,631	2,658,821
Dollarama, Inc.	13,890	1,286,639
Element Fleet Management Corp.	19,951	126,424
Fairfax Financial Holdings, Ltd.	2,810	1,232,897
Great-West Lifeco, Inc.	35,715	887,819
Loblaw Cos., Ltd.	14,846	839,095
PrairieSky Royalty, Ltd.#	53,950	1,163,788
Suncor Energy, Inc.	105,943	3,315,890

		16,399,619

Cayman Islands — 3.0%
Alibaba Group Holding, Ltd. ADR†	39,138	4,792,839
Baidu, Inc. ADR†	5,719	1,064,306
CK Hutchison Holdings, Ltd.	206,392	2,690,958
Sands China, Ltd.	214,800	990,954
Tencent Holdings, Ltd.	108,800	3,736,246

		13,275,303

China — 0.5%
Kweichow Moutai Co., Ltd., Class A	32,251	2,094,589

Denmark — 2.6%
AP Moller — Maersk A/S, Series B	990	1,885,373
Carlsberg A/S, Class B	30,912	3,365,962
Chr. Hansen Holding A/S	23,780	1,665,313
DSV A/S	45,350	2,760,813
Novo Nordisk A/S, Class B	42,547	1,808,173

		11,485,634

France — 10.0%
Accor SA	36,500	1,732,960
Air Liquide SA	20,375	2,483,374
Arkema SA#	19,320	2,018,823
BNP Paribas SA#	41,030	2,895,438
Criteo SA ADR†	25,970	1,361,607
Danone SA	19,675	1,460,494
Dassault Systemes SE	8,736	806,088
Engie SA#	85,766	1,308,849
Essilor International SA	22,743	3,023,645
Hermes International#	622	307,403
Kering	11,710	3,872,662
L’Oreal SA	16,645	3,561,063

Security Description	Shares	Value (Note 2)

France (continued)
Legrand SA#	22,102	$1,515,269
LVMH Moet Hennessy Louis Vuitton SE	8,933	2,279,423
Pernod Ricard SA	26,062	3,539,557
Publicis Groupe SA	45,558	3,487,750
Schneider Electric SE	54,989	4,235,079
TOTAL SA	44,292	2,351,937
Valeo SA#	23,724	1,651,522

		43,892,943

Germany — 9.1%
adidas AG	12,710	2,430,790
Allianz SE	11,139	2,138,470
Bayer AG	30,679	4,070,108
Beiersdorf AG	21,931	2,355,218
Deutsche Boerse AG	48,486	5,037,082
Deutsche Post AG	32,162	1,174,740
Fresenius Medical Care AG & Co. KGaA	20,430	1,954,424
HeidelbergCement AG	24,440	2,275,442
Infineon Technologies AG	76,520	1,692,527
Linde AG	5,408	1,032,459
Merck KGaA	10,257	1,238,060
MTU Aero Engines AG	4,820	680,067
ProSiebenSat.1 Media SE	48,816	2,072,580
SAP SE	86,526	9,276,666
Zalando SE†*#	55,380	2,644,593

		40,073,226

Hong Kong — 1.9%
AIA Group, Ltd.	912,000	6,466,176
Galaxy Entertainment Group, Ltd.	341,000	1,971,377

		8,437,553

India — 1.7%
HDFC Bank, Ltd.	55,860	1,419,876
Housing Development Finance Corp., Ltd.	59,308	1,449,424
Tata Consultancy Services, Ltd.	53,786	2,117,386
Tata Motors, Ltd.	304,320	2,247,025

		7,233,711

Indonesia — 0.9%
Astra International Tbk PT	2,784,300	1,829,026
Bank Mandiri Persero Tbk PT	2,057,900	1,946,662

		3,775,688

Ireland — 1.4%
CRH PLC	93,640	3,371,879
Ryanair Holdings PLC ADR†	26,608	2,840,138

		6,212,017

Israel — 0.8%
Check Point Software Technologies, Ltd.†#	13,323	1,492,842
Teva Pharmaceutical Industries, Ltd. ADR	63,303	1,763,622

		3,256,464

Italy — 0.9%
Eni SpA	67,450	1,067,598
Intesa Sanpaolo SpA#	296,564	848,853
Luxottica Group SpA	6,052	366,780
UniCredit SpA†	90,348	1,580,236

		3,863,467

Japan — 12.0%
Calbee, Inc.#	64,400	2,494,591
CyberAgent, Inc.	34,300	1,238,826
Daikin Industries, Ltd.	35,300	3,459,878
Daito Trust Construction Co., Ltd.	6,900	1,088,424
Denso Corp.	38,700	1,649,686
FANUC Corp.	20,500	4,029,661

137

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	60,600	$2,984,311
Japan Tobacco, Inc.	100,100	3,760,868
Kao Corp.	33,900	2,137,460
Keyence Corp.	7,600	3,452,424
Komatsu, Ltd.	102,600	2,439,703
Kubota Corp.	66,300	1,048,827
Kyocera Corp.	27,000	1,555,639
MonotaRO Co., Ltd.#	43,000	1,448,217
Nitori Holdings Co., Ltd.	17,600	2,572,858
Omron Corp.	14,566	608,944
ORIX Corp.	146,600	2,313,831
Pola Orbis Holdings, Inc.	4,300	120,361
Rakuten, Inc.	125,700	1,527,695
Rohm Co., Ltd.	16,600	1,332,497
Ryohin Keikaku Co., Ltd.	3,600	937,138
Shin-Etsu Chemical Co., Ltd.	28,100	2,519,993
Start Today Co., Ltd.	102,600	2,560,600
Sysmex Corp.	24,100	1,431,855
Terumo Corp.	55,300	2,246,953
Yahoo Japan Corp.	373,800	1,680,834

		52,642,074

Jersey — 2.5%
Delphi Automotive PLC	6,754	594,150
Experian PLC	43,193	900,450
Shire PLC	43,610	2,512,506
Wolseley PLC	39,030	2,569,728
WPP PLC	188,834	4,243,209

		10,820,043

Mexico — 0.8%
Fomento Economico Mexicano SAB de CV ADR	27,955	2,637,275
Grupo Televisa SAB ADR#	42,787	1,038,868

		3,676,143

Netherlands — 4.8%
Akzo Nobel NV	21,189	1,773,535
ASML Holding NV	18,180	2,399,643
Heineken NV	20,476	2,016,559
ING Groep NV	161,233	2,696,892
QIAGEN NV	8,635	290,713
Randstad Holding NV	26,130	1,511,686
RELX NV	64,721	1,342,848
Unilever NV CVA	106,586	6,070,479
Wolters Kluwer NV	30,466	1,336,446
Yandex NV, Class A†	53,990	1,429,655

		20,868,456

Norway — 0.4%
DNB ASA	98,750	1,672,461

Portugal — 0.5%
Jeronimo Martins SGPS SA#	110,998	2,209,499

Singapore — 1.6%
Broadcom, Ltd.	11,796	2,824,906
DBS Group Holdings, Ltd.	152,200	2,251,678
Singapore Telecommunications, Ltd.	165,350	449,330
United Overseas Bank, Ltd.	89,577	1,487,717

		7,013,631

South Korea — 0.6%
NAVER Corp.	2,708	2,043,819
Samsung Electronics Co., Ltd.	365	728,631

		2,772,450

Security Description	Shares	Value (Note 2)

Spain — 2.1%
Amadeus IT Group SA	80,978	$4,716,618
CaixaBank SA	194,130	916,791
Industria de Diseno Textil SA	89,470	3,657,918

		9,291,327

Sweden — 2.4%
Getinge AB, Class B	41,635	866,577
Hennes & Mauritz AB, Class B	42,028	1,046,904
Hexagon AB, Class B	52,850	2,314,931
Investor AB, Class B	53,169	2,457,982
Lundin Petroleum AB†	92,830	1,802,898
Sandvik AB	93,040	1,457,999
Telefonaktiebolaget LM Ericsson, Class B	84,344	615,253

		10,562,544

Switzerland — 8.3%
Cie Financiere Richemont SA	34,036	2,839,408
Julius Baer Group, Ltd.	111,041	5,749,529
Kuehne & Nagel International AG#	6,938	1,119,622
Lonza Group AG	13,400	2,775,324
Nestle SA	50,487	4,308,245
Novartis AG	35,315	2,891,414
Roche Holding AG	41,809	11,473,679
UBS Group AG	274,085	4,357,967
Zurich Insurance Group AG	3,562	1,047,031

		36,562,219

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	658,269	4,442,588
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	52,994	1,873,868

		6,316,456

Thailand — 0.4%
Kasikornbank PCL NVDR	338,300	1,862,339

Turkey — 0.3%
Akbank TAS	440,834	1,190,835

United Kingdom — 15.7%
Aberdeen Asset Management PLC	222,536	828,640
Ashtead Group PLC	83,941	1,693,689
ASOS PLC†	28,940	2,392,756
Associated British Foods PLC	40,160	1,550,255
Aviva PLC	381,135	2,578,136
Barclays PLC	321,576	870,103
British American Tobacco PLC	98,814	7,040,628
Bunzl PLC	51,860	1,625,039
Carnival PLC	20,570	1,317,220
Compass Group PLC	347,138	7,469,412
Diageo PLC	65,438	1,961,978
HSBC Holdings PLC	254,400	2,210,173
Informa PLC	163,309	1,411,888
Lloyds Banking Group PLC	1,992,212	1,811,951
London Stock Exchange Group PLC	67,090	2,960,644
Next PLC	25,296	1,421,039
Prudential PLC	37,457	837,820
Reckitt Benckiser Group PLC	41,147	4,208,400
RELX PLC	254,232	5,447,412
Rio Tinto PLC	80,406	3,214,164
Rolls-Royce Holdings PLC	79,373	887,177
Rolls-Royce Holdings PLC (Entitlement Shares)†	5,635,483	7,261
Royal Dutch Shell PLC, Class A	68,971	1,871,106
Royal Dutch Shell PLC, Class B	31,469	869,109
Sky PLC	208,057	2,656,585
Smith & Nephew PLC	71,765	1,251,985
Smiths Group PLC	38,740	800,131
St James’s Place PLC	127,981	1,934,244

138

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Tullow Oil PLC†#	521,456	$1,228,179
Weir Group PLC	92,860	2,172,763
Worldpay Group PLC*	627,600	2,511,610

		69,041,497

United States — 0.3%
Yum China Holdings, Inc.†	38,873	1,493,112

Total Long-Term Investment Securities
(cost $346,228,787)		422,154,733

SHORT-TERM INVESTMENT SECURITIES — 6.1%
Registered Investment Companies — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	$12,301,036	12,301,036

Time Deposits — 3.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	13,716,000	13,716,000

U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.71% due 06/01/2017	766,000	766,000

Total Short-Term Investment Securities
(cost $26,783,036)		26,783,036

TOTAL INVESTMENTS
(cost $373,011,823)(3)	102.2%	448,937,769
Liabilities in excess of other assets	(2.2)	(9,715,477)

NET ASSETS	100.0%	$439,222,292

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $5,156,203 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $19,714,778. This was secured by collateral of $12,301,036, which was received in cash and subsequently invested in short-term investments currently valued at $12,301,036 as reported in the Portfolio of Investments. Additional collateral of $8,523,540 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/15/2028 to 01/01/2047	$1,135,089
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 11/01/2046	1,252,868
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 09/20/2046	286,931
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	731,049
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 11/15/2046	5,117,603

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

NVDR—Non-Voting Depositary Receipt

NYSE—New York Stock Exchange

TSX—Toronto Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$69,034,236	$7,261	$—	$69,041,497
Other Countries	353,113,236	—	—	353,113,236
Short-Term Investment Securities:
Registered Investment Companies	12,301,036	—	—	12,301,036
Other Short-Term Investment Securities	—	14,482,000	—	14,482,000

Total Investments at Value	$434,448,508	$14,489,261	$—	$448,937,769

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

139

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.9%
Medical — Drugs	5.6
Computers	4.8
Web Portals/ISP	4.4
Repurchase Agreements	3.4
Tobacco	3.3
Oil Companies — Integrated	3.1
Internet Content — Entertainment	3.1
Cable/Satellite TV	3.0
Applications Software	3.0
Insurance — Reinsurance	2.9
Medical — HMO	2.6
Retail — Restaurants	2.5
Diversified Manufacturing Operations	2.5
Telephone — Integrated	2.4
Instruments — Controls	2.3
Banks — Super Regional	2.2
Transport — Services	2.1
Oil Companies — Exploration & Production	2.1
Medical — Biomedical/Gene	2.1
Electronic Components — Semiconductors	2.0
Retail — Apparel/Shoe	2.0
Banks — Fiduciary	2.0
Retail — Building Products	2.0
Entertainment Software	1.9
Finance — Credit Card	1.7
Beverages — Non-alcoholic	1.6
Real Estate Investment Trusts	1.6
Coatings/Paint	1.4
Electric — Integrated	1.4
Insurance Brokers	1.3
Data Processing/Management	1.1
Commercial Services — Finance	1.1
Oil — Field Services	1.1
Diagnostic Equipment	1.0
Medical — Wholesale Drug Distribution	0.9
Food — Retail	0.9
E-Commerce/Services	0.8
Food — Misc./Diversified	0.8
Medical Instruments	0.8
Multimedia	0.8
Retail — Drug Store	0.7
Medical Products	0.7
Commercial Services	0.7
Building Products — Air & Heating	0.6
Hotels/Motels	0.6
Home Decoration Products	0.5
Retail — Discount	0.5
Investment Management/Advisor Services	0.5
Retail — Catalog Shopping	0.4
Containers — Paper/Plastic	0.4
Cruise Lines	0.4
Containers — Metal/Glass	0.3
Internet Security	0.2
Hazardous Waste Disposal	0.2
Retail — Arts & Crafts	0.2

99.4%

*	Calculated as a percentage of net assets

140

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.0%
Applications Software — 3.0%
Microsoft Corp.	72,860	$5,088,542

Banks - Fiduciary — 2.0%
Bank of New York Mellon Corp.	73,186	3,448,524

Banks - Super Regional — 2.2%
Wells Fargo & Co.	74,509	3,810,390

Beverages - Non-alcoholic — 1.6%
PepsiCo, Inc.	23,514	2,748,081

Building Products - Air & Heating — 0.6%
Johnson Controls International PLC	26,373	1,101,336

Cable/Satellite TV — 3.0%
Comcast Corp., Class A	122,968	5,126,536

Coatings/Paint — 1.4%
Sherwin-Williams Co.	7,188	2,384,763

Commercial Services — 0.7%
Nielsen Holdings PLC	31,620	1,216,738

Commercial Services - Finance — 1.1%
FleetCor Technologies, Inc.†	1,684	242,985
S&P Global, Inc.	4,625	660,496
Total System Services, Inc.	16,695	994,187

		1,897,668

Computers — 4.8%
Apple, Inc.	54,468	8,320,532

Containers - Metal/Glass — 0.3%
Ball Corp.#	11,835	484,051

Containers - Paper/Plastic — 0.4%
Sealed Air Corp.	15,310	680,070

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.	5,905	650,613

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	22,490	1,931,216

Diagnostic Equipment — 1.0%
Abbott Laboratories	38,126	1,740,833

Diversified Banking Institutions — 6.9%
Citigroup, Inc.	79,620	4,820,195
JPMorgan Chase & Co.	55,545	4,563,022
Morgan Stanley	57,260	2,390,032

		11,773,249

Diversified Manufacturing Operations — 2.5%
Eaton Corp. PLC	14,480	1,120,463
General Electric Co.	112,977	3,093,310

		4,213,773

E-Commerce/Services — 0.8%
Expedia, Inc.#	9,885	1,421,265

Electric - Integrated — 1.4%
Edison International	7,379	601,905
Southern Co.	34,025	1,722,005

		2,323,910

Electronic Components - Semiconductors — 2.0%
Broadcom, Ltd.	14,685	3,516,764

Entertainment Software — 1.9%
Activision Blizzard, Inc.	36,805	2,156,037
Electronic Arts, Inc.†	9,160	1,038,103

		3,194,140

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 1.7%
MasterCard, Inc., Class A	24,157	$2,968,412

Food - Misc./Diversified — 0.8%
Kellogg Co.	18,955	1,357,178

Food - Retail — 0.9%
Kroger Co.	50,775	1,512,079

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	4,100	335,257

Home Decoration Products — 0.5%
Newell Brands, Inc.	17,025	901,474

Hotels/Motels — 0.6%
Marriott International, Inc., Class A	9,639	1,037,638

Instruments - Controls — 2.3%
Honeywell International, Inc.	29,826	3,966,560

Insurance Brokers — 1.3%
Aon PLC	16,549	2,166,430

Insurance - Reinsurance — 2.9%
Berkshire Hathaway, Inc., Class B†	29,824	4,929,311

Internet Content - Entertainment — 3.1%
Facebook, Inc., Class A†	34,700	5,255,662

Internet Security — 0.2%
Palo Alto Networks, Inc.†	3,640	431,668

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,047	428,474
Invesco, Ltd.	11,866	376,152

		804,626

Medical Instruments — 0.8%
Medtronic PLC	15,378	1,296,058

Medical Products — 0.7%
Zimmer Biomet Holdings, Inc.	10,275	1,224,883

Medical - Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	5,115	501,424
Biogen, Inc.†	3,155	781,714
Celgene Corp.†	13,907	1,591,100
Vertex Pharmaceuticals, Inc.†	5,835	721,206

		3,595,444

Medical - Drugs — 5.6%
Allergan PLC	5,760	1,288,800
Bristol-Myers Squibb Co.	20,510	1,106,514
Johnson & Johnson	34,848	4,469,256
Pfizer, Inc.	81,580	2,663,587

		9,528,157

Medical - HMO — 2.6%
Anthem, Inc.	11,020	2,009,497
Cigna Corp.	15,669	2,526,313

		4,535,810

Medical - Wholesale Drug Distribution — 0.9%
Cardinal Health, Inc.	20,909	1,553,330

Multimedia — 0.8%
Walt Disney Co.	11,950	1,289,883

Oil Companies - Exploration & Production — 2.1%
Canadian Natural Resources, Ltd.	65,250	1,883,115
ConocoPhillips	38,596	1,724,855

		3,607,970

Oil Companies - Integrated — 3.1%
Chevron Corp.	21,220	2,195,846
Exxon Mobil Corp.	38,746	3,119,053

		5,314,899

141

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services — 1.1%
Halliburton Co.	41,393	$1,870,550

Real Estate Investment Trusts — 1.6%
American Tower Corp.	20,430	2,680,212

Retail - Apparel/Shoe — 2.0%
Coach, Inc.	40,955	1,892,531
PVH Corp.	15,315	1,622,624

		3,515,155

Retail - Arts & Crafts — 0.2%
Michaels Cos., Inc.†	13,706	264,937

Retail - Building Products — 2.0%
Lowe’s Cos., Inc.	43,715	3,443,430

Retail - Catalog Shopping — 0.4%
Liberty Interactive Corp. QVC Group, Class A†	32,255	756,702

Retail - Discount — 0.5%
Dollar General Corp.	11,965	878,111

Retail - Drug Store — 0.7%
CVS Health Corp.	11,244	863,876
Walgreens Boots Alliance, Inc.	5,144	416,767

		1,280,643

Retail - Restaurants — 2.5%
McDonald’s Corp.	15,870	2,394,624
Starbucks Corp.	30,580	1,945,194

		4,339,818

Telephone - Integrated — 2.4%
AT&T, Inc.	79,510	3,063,520
Verizon Communications, Inc.	23,913	1,115,303

		4,178,823

Tobacco — 3.3%
Philip Morris International, Inc.	47,120	5,644,976

Transport - Services — 2.1%
FedEx Corp.	18,640	3,613,178

Web Portals/ISP — 4.4%
Alphabet, Inc., Class A†	2,562	2,528,925
Alphabet, Inc., Class C†	5,243	5,058,761

		7,587,686

Total Long-Term Investment Securities
(cost $134,978,913)		164,739,944

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 3.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 05/31/2017, to be repurchased 06/01/2017 in the amount of $5,778,014 collateralized by $5,910,000 of United States Treasury Bonds, bearing interest at 2.88% due 11/15/2046 and having an approximate value of $5,894,699 (cost $5,778,000)	$5,778,000	$5,778,000

TOTAL INVESTMENTS
(cost $140,756,913)(1)	99.4%	170,517,944
Other assets less liabilities	0.6	1,108,978

NET ASSETS	100.0%	$171,626,922

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2017, the Fund had loaned securities with a total value of $1,774,507. This was secured by collateral of $1,814,893 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$228,435
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	233,717
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	550,686
United States Treasury Bills	0.00%	06/15/2017 to 03/01/2018	38,348
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	763,707

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$164,739,944	$—	$—	$164,739,944
Repurchases Agreements	—	5,778,000	—	5,778,000

Total Investments at Value	$164,739,944	$5,778,000	$—	$170,517,944

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

142

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2017 — (unaudited)

Industry Allocation*

Cosmetics & Toiletries	7.5%
Web Portals/ISP	6.6
Diagnostic Equipment	6.6
Computer Services	6.3
Finance — Credit Card	4.8
Medical — Drugs	4.4
Data Processing/Management	3.3
Commercial Services — Finance	3.2
Computers	2.6
Athletic Footwear	2.6
Commercial Services	2.5
Multimedia	2.4
Consulting Services	2.1
Retail — Restaurants	2.1
Agricultural Chemicals	2.1
Insurance Brokers	2.0
Electronic Components — Semiconductors	2.0
Medical Products	1.9
Private Equity	1.9
Coatings/Paint	1.8
Chemicals — Diversified	1.8
Vitamins & Nutrition Products	1.8
Entertainment Software	1.7
Instruments — Controls	1.7
Retail — Major Department Stores	1.6
Textile — Apparel	1.5
Electronic Connectors	1.5
Beverages — Non-alcoholic	1.4
Aerospace/Defense — Equipment	1.3
Instruments — Scientific	1.3
Transport — Rail	1.3
Apparel Manufacturers	1.2
Semiconductor Components — Integrated Circuits	1.2
Registered Investment Companies	1.1
Retail — Drug Store	1.1
Beverages — Wine/Spirits	1.0
Food — Catering	1.0
Gambling (Non-Hotel)	0.9
Retail — Auto Parts	0.8
Finance — Investment Banker/Broker	0.8
Diversified Manufacturing Operations	0.8
Brewery	0.7
Soap & Cleaning Preparation	0.7
Cable/Satellite TV	0.7
Electronic Measurement Instruments	0.7
Pharmacy Services	0.6
Finance — Other Services	0.5
U.S. Government Agencies	0.5
Oil — Field Services	0.4
Dental Supplies & Equipment	0.4
Distribution/Wholesale	0.3

101.0%

*	Calculated as a percentage of net assets

143

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	45,621	$5,532,915

Agricultural Chemicals — 2.1%
Monsanto Co.	73,229	8,598,549

Apparel Manufacturers — 1.2%
VF Corp.#	91,588	4,927,434

Athletic Footwear — 2.6%
NIKE, Inc., Class B	201,667	10,686,334

Beverages-Non-alcoholic — 1.4%
PepsiCo, Inc.	50,601	5,913,739

Beverages-Wine/Spirits — 1.0%
Pernod Ricard SA	31,549	4,284,762

Brewery — 0.7%
Ambev SA ADR#	541,450	3,091,680

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	70,893	2,955,529

Chemicals-Diversified — 1.8%
LyondellBasell Industries NV, Class A	15,374	1,237,914
PPG Industries, Inc.	58,830	6,257,159

		7,495,073

Coatings/Paint — 1.8%
Sherwin-Williams Co.	22,880	7,590,898

Commercial Services — 2.5%
Ecolab, Inc.	77,101	10,242,097

Commercial Services-Finance — 3.2%
Equifax, Inc.#	48,365	6,616,332
Moody’s Corp.	55,079	6,524,108

		13,140,440

Computer Services — 6.3%
Accenture PLC, Class A#	138,320	17,216,690
Cognizant Technology Solutions Corp., Class A	132,416	8,859,955

		26,076,645

Computers — 2.6%
Apple, Inc.	71,932	10,988,332

Consulting Services — 2.1%
Verisk Analytics, Inc.†#	109,942	8,893,208

Cosmetics & Toiletries — 7.5%
Colgate-Palmolive Co.	149,022	11,379,320
Coty, Inc., Class A#	296,920	5,623,664
Estee Lauder Cos., Inc., Class A	111,006	10,450,105
L’Oreal SA	16,678	3,568,123

		31,021,212

Data Processing/Management — 3.3%
Fidelity National Information Services, Inc.	95,125	8,168,384
Fiserv, Inc.†	43,122	5,402,324

		13,570,708

Dental Supplies & Equipment — 0.4%
DENTSPLY SIRONA, Inc.	24,044	1,527,275

Diagnostic Equipment — 6.6%
Abbott Laboratories	212,717	9,712,658
Danaher Corp.	70,905	6,022,671
Thermo Fisher Scientific, Inc.	66,938	11,566,217

		27,301,546

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.3%
Fastenal Co.#	32,061	$1,384,073

Diversified Manufacturing Operations — 0.8%
Colfax Corp.†	77,843	3,157,312

Electronic Components-Semiconductors — 2.0%
Texas Instruments, Inc.	98,183	8,099,116

Electronic Connectors — 1.5%
Amphenol Corp., Class A	83,746	6,247,452

Electronic Measurement Instruments — 0.7%
Fortive Corp.	44,996	2,810,000

Entertainment Software — 1.7%
Electronic Arts, Inc.†	61,698	6,992,234

Finance-Credit Card — 4.8%
MasterCard, Inc., Class A	53,457	6,568,796
Visa, Inc., Class A#	139,234	13,259,254

		19,828,050

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	83,911	3,251,551

Finance-Other Services — 0.5%
CME Group, Inc.	18,715	2,195,082

Food-Catering — 1.0%
Compass Group PLC	190,678	4,102,842

Gambling (Non-Hotel) — 0.9%
Paddy Power Betfair PLC	35,873	3,730,001

Instruments-Controls — 1.7%
Mettler-Toledo International, Inc.†	11,967	6,974,487

Instruments-Scientific — 1.3%
Waters Corp.†	30,332	5,448,234

Insurance Brokers — 2.0%
Aon PLC	64,439	8,435,710

Medical Products — 1.9%
Cooper Cos., Inc.	18,897	4,133,719
Zimmer Biomet Holdings, Inc.	33,149	3,951,692

		8,085,411

Medical-Drugs — 4.4%
Eli Lilly & Co.	51,231	4,076,451
Roche Holding AG	21,828	5,990,277
Zoetis, Inc.	128,695	8,015,124

		18,081,852

Multimedia — 2.4%
Time Warner, Inc.	24,198	2,407,459
Twenty-First Century Fox, Inc., Class A	212,358	5,759,149
Walt Disney Co.	16,120	1,739,993

		9,906,601

Oil-Field Services — 0.4%
Schlumberger, Ltd.	25,808	1,795,979

Pharmacy Services — 0.6%
Express Scripts Holding Co.†	42,274	2,525,872

Private Equity — 1.9%
Blackstone Group LP	238,282	7,834,712

Retail-Auto Parts — 0.8%
AutoZone, Inc.†	5,675	3,438,596

Retail-Drug Store — 1.1%
CVS Health Corp.	61,030	4,688,935

144

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail-Major Department Stores — 1.6%
TJX Cos., Inc.	91,064	$6,848,924

Retail-Restaurants — 2.1%
Starbucks Corp.	137,778	8,764,059

Semiconductor Components-Integrated Circuits — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	137,191	4,851,074

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	58,791	3,037,143

Textile-Apparel — 1.5%
LVMH Moet Hennessy Louis Vuitton SE	25,180	6,425,151

Transport-Rail — 1.3%
Union Pacific Corp.	48,427	5,341,498

Vitamins & Nutrition Products — 1.8%
Mead Johnson Nutrition Co.	82,398	7,368,029

Web Portals/ISP — 6.6%
Alphabet, Inc., Class A†	27,771	27,412,476

Total Long-Term Investment Securities
(cost $322,625,437)		412,900,832

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	4,730,000	4,730,000

U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 0.51% due 06/01/2017	$288,000	288,000
Federal Home Loan Bank Disc. Notes 0.71% due 06/01/2017	1,855,000	1,855,000

		2,143,000

Total Short-Term Investment Securities
(cost $6,873,000)		6,873,000

TOTAL INVESTMENTS
(cost $329,498,437)(3)	101.0%	419,773,832
Liabilities in excess of other assets	(1.0)	(4,207,926)

NET ASSETS	100.0%	$415,565,906

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $35,470,307. This was secured by collateral of $4,730,000, which was received in cash and subsequently invested in short-term investments currently valued at $4,730,000 as reported in the Portfolio of Investments. Additional collateral of $31,381,759 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$690,993
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	706,969
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	1,665,770
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	1,587,227
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	26,730,800

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$412,900,832	$—	$—	$412,900,832
Short-Term Investment Securities:
Registered Investment Companies	4,730,000	—	—	4,730,000
U.S. Government Agencies	—	2,143,000	—	2,143,000

Total Investments at Value	$417,630,832	$2,143,000	$—	$419,773,832

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

145

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.7%
Banks — Commercial	7.0
U.S. Government Treasuries	4.7
Registered Investment Companies	3.2
Retail — Restaurants	2.5
Electric — Integrated	2.5
Gas — Distribution	2.4
Repurchase Agreements	2.1
Chemicals — Specialty	1.9
Data Processing/Management	1.7
Insurance — Reinsurance	1.5
Insurance — Property/Casualty	1.5
Diversified Manufacturing Operations	1.5
Commercial Services — Finance	1.4
Food — Misc./Diversified	1.3
Computer Services	1.3
Medical Instruments	1.2
Steel — Producers	1.2
Machinery — General Industrial	1.2
Computer Aided Design	1.2
Medical — Biomedical/Gene	1.2
Electronic Measurement Instruments	1.1
Electronic Components — Semiconductors	1.1
Building — Residential/Commercial	1.1
Medical Products	1.1
Oil Companies — Exploration & Production	1.1
Containers — Paper/Plastic	1.1
Electronic Parts Distribution	1.0
Insurance — Multi-line	0.9
Enterprise Software/Service	0.9
Coatings/Paint	0.9
Electronic Components — Misc.	0.8
Industrial Automated/Robotic	0.8
Investment Management/Advisor Services	0.7
Aerospace/Defense — Equipment	0.7
Semiconductor Components — Integrated Circuits	0.7
Computers — Integrated Systems	0.7
Oil Refining & Marketing	0.7
Garden Products	0.6
Dental Supplies & Equipment	0.6
Transport — Truck	0.6
Engineering/R&D Services	0.6
Medical — HMO	0.6
Oil & Gas Drilling	0.6
Respiratory Products	0.6
Recreational Vehicles	0.6
Decision Support Software	0.5
Distribution/Wholesale	0.5
Savings & Loans/Thrifts	0.5
Shipbuilding	0.5
Machine Tools & Related Products	0.5
Commercial Services	0.5
Medical — Drugs	0.5
Machinery — Construction & Mining	0.4
Entertainment Software	0.4
Containers — Metal/Glass	0.4
Airlines	0.4
Aerospace/Defense	0.4
Veterinary Diagnostics	0.4
Oil — Field Services	0.4
Retail — Apparel/Shoe	0.4
Research & Development	0.4
Semiconductor Equipment	0.4
Telecommunication Equipment	0.4
Medical — Hospitals	0.4
Human Resources	0.4
Insurance — Life/Health	0.4
Building Products — Air & Heating	0.4
Finance — Other Services	0.4

Applications Software	0.4
Disposable Medical Products	0.4
Multimedia	0.4
Batteries/Battery Systems	0.4
Retail — Automobile	0.4
Filtration/Separation Products	0.4
Retail — Sporting Goods	0.4
Retail — Misc./Diversified	0.4
Wireless Equipment	0.4
Machinery — Pumps	0.3
Lasers — System/Components	0.3
Funeral Services & Related Items	0.3
Power Converter/Supply Equipment	0.3
Computer Data Security	0.3
Networking Products	0.3
Water	0.3
Cosmetics & Toiletries	0.3
Footwear & Related Apparel	0.3
Miscellaneous Manufacturing	0.3
Gold Mining	0.3
Real Estate Management/Services	0.3
Food — Flour & Grain	0.3
Computers — Memory Devices	0.3
Physicians Practice Management	0.3
Insurance Brokers	0.3
Schools	0.3
Chemicals — Diversified	0.3
Building Products — Cement	0.3
Retail — Convenience Store	0.3
Building — Heavy Construction	0.3
Finance — Consumer Loans	0.3
Drug Delivery Systems	0.3
Food — Canned	0.2
Building — Mobile Home/Manufactured Housing	0.2
Rental Auto/Equipment	0.2
Machinery — Farming	0.2
Telephone — Integrated	0.2
Theaters	0.2
Building — Maintenance & Services	0.2
Computer Software	0.2
Physical Therapy/Rehabilitation Centers	0.2
Transport — Rail	0.2
Apparel Manufacturers	0.2
Retail — Mail Order	0.2
Patient Monitoring Equipment	0.2
Office Furnishings — Original	0.2
Instruments — Controls	0.2
Retail — Catalog Shopping	0.2
Electric Products — Misc.	0.2
Housewares	0.2
Transport — Marine	0.2
Machinery — Electrical	0.2
Food — Baking	0.2
Cable/Satellite TV	0.2
Telecom Equipment — Fiber Optics	0.2
Printing — Commercial	0.2
Steel Pipe & Tube	0.2
Retail — Discount	0.2
Metal Processors & Fabrication	0.2
Publishing — Periodicals	0.2
Building & Construction Products — Misc.	0.2
Food — Retail	0.2
Chemicals — Plastics	0.2
Hazardous Waste Disposal	0.2
Auto/Truck Parts & Equipment — Original	0.2
Energy — Alternate Sources	0.2
Wire & Cable Products	0.2
Television	0.2
Racetracks	0.2

146

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Finance — Investment Banker/Broker	0.2%
Office Automation & Equipment	0.2
Multilevel Direct Selling	0.2
Transactional Software	0.2
Retail — Office Supplies	0.2
Coal	0.1
Environmental Monitoring & Detection	0.1
Retail — Petroleum Products	0.1
Consumer Products — Misc.	0.1
Auction Houses/Art Dealers	0.1
Transport — Equipment & Leasing	0.1
Building Products — Light Fixtures	0.1
Publishing — Books	0.1
Paper & Related Products	0.1
Retail — Computer Equipment	0.1
Computers — Other	0.1
Home Furnishings	0.1
Quarrying	0.1
Publishing — Newspapers	0.1
Internet Content — Information/News	0.1
Medical Information Systems	0.1
Retail — Arts & Crafts	0.1
Food — Wholesale/Distribution	0.1
Medical — Wholesale Drug Distribution	0.1
Rubber — Tires	0.1
Oil Field Machinery & Equipment	0.1
Real Estate Operations & Development	0.1
Metal Products — Distribution	0.1
Steel — Specialty	0.1
Food — Dairy Products	0.1
Retail — Major Department Stores	0.1
Consulting Services	0.1
Brewery	0.1
Retail — Regional Department Stores	0.1

103.1%

*	Calculated as a percentage of net assets

147

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.1%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†#	56,979	$5,552,604
Teledyne Technologies, Inc.†	67,591	8,888,892

		14,441,496

Aerospace/Defense - Equipment — 0.7%
Curtiss-Wright Corp.	85,461	7,694,054
KLX, Inc.†#	100,779	4,876,696
Orbital ATK, Inc.#	110,448	11,228,143

		23,798,893

Airlines — 0.4%
JetBlue Airways Corp.†#	646,860	14,502,601

Apparel Manufacturers — 0.2%
Carter’s, Inc.#	93,278	7,663,720

Applications Software — 0.4%
PTC, Inc.†#	222,099	12,788,460

Auction Houses/Art Dealers — 0.1%
Sotheby’s†#	88,457	4,651,954

Auto/Truck Parts & Equipment - Original — 0.2%
Dana, Inc.#	276,404	5,837,652

Banks - Commercial — 7.0%
Associated Banc-Corp.#	291,355	6,948,817
BancorpSouth, Inc.#	163,704	4,698,305
Bank of Hawaii Corp.#	81,845	6,361,812
Bank of the Ozarks, Inc.#	174,972	7,733,762
Cathay General Bancorp, Class B	143,645	5,099,397
Chemical Financial Corp.#	136,398	6,133,818
Commerce Bancshares, Inc.#	167,724	8,978,266
Cullen/Frost Bankers, Inc.#	108,899	9,981,682
East West Bancorp, Inc.	276,696	15,143,572
First Horizon National Corp.#	448,491	7,597,438
FNB Corp.#	615,045	8,118,594
Fulton Financial Corp.#	334,138	5,847,415
Hancock Holding Co.#	161,715	7,471,233
International Bancshares Corp.	111,454	3,694,700
MB Financial, Inc.	136,587	5,624,653
PacWest Bancorp	230,062	10,736,994
PrivateBancorp, Inc.	153,593	9,152,607
Prosperity Bancshares, Inc.#	133,346	8,352,793
Signature Bank†#	103,032	14,735,637
SVB Financial Group†#	100,397	17,117,688
Synovus Financial Corp.	234,724	9,595,517
TCF Financial Corp.†	327,831	4,937,135
Texas Capital Bancshares, Inc.†	95,038	6,975,789
Trustmark Corp.#	129,911	3,950,594
UMB Financial Corp.#	84,127	5,891,414
Umpqua Holdings Corp.	422,898	7,166,007
United Bankshares, Inc.#	200,616	7,673,562
Valley National Bancorp#	506,376	5,711,921
Webster Financial Corp.#	176,603	8,604,098
Wintrust Financial Corp.#	100,544	6,913,405

		236,948,625

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.#	118,868	6,371,325
EnerSys	83,354	6,173,197

		12,544,522

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	17,861	2,549,658

Building & Construction Products - Misc. — 0.2%
Louisiana-Pacific Corp.†	276,982	6,171,159

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.4%
Lennox International, Inc.#	74,244	$13,148,612

Building Products - Cement — 0.3%
Eagle Materials, Inc.#	92,911	8,761,507

Building Products - Light Fixtures — 0.1%
Cree, Inc.†#	186,946	4,457,727

Building - Heavy Construction — 0.3%
Dycom Industries, Inc.†#	60,307	5,077,246
Granite Construction, Inc.#	76,051	3,563,750

		8,640,996

Building - Maintenance & Services — 0.2%
Rollins, Inc.#	184,123	7,930,178

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.#	91,843	8,314,547

Building - Residential/Commercial — 1.1%
CalAtlantic Group, Inc.#	138,413	4,988,404
KB Home#	159,613	3,348,681
NVR, Inc.†	6,611	15,088,814
Toll Brothers, Inc.#	283,748	10,473,139
TRI Pointe Group, Inc.†#	304,445	3,765,985

		37,665,023

Cable/Satellite TV — 0.2%
Cable One, Inc.	9,002	6,468,837

Chemicals - Diversified — 0.3%
Olin Corp.#	317,446	9,313,866

Chemicals - Plastics — 0.2%
PolyOne Corp.	157,700	5,888,518

Chemicals - Specialty — 1.9%
Ashland Global Holdings, Inc.	119,411	7,945,608
Cabot Corp.	119,363	6,234,330
Chemours Co.	351,519	14,057,245
Minerals Technologies, Inc.	67,245	4,838,278
NewMarket Corp.#	17,744	8,257,170
Sensient Technologies Corp.	85,138	6,835,730
Valvoline, Inc.	392,490	8,779,991
Versum Materials, Inc.	208,576	6,474,199

		63,422,551

Coal — 0.1%
CONSOL Energy, Inc.†#	339,078	4,920,022

Coatings/Paint — 0.9%
RPM International, Inc.#	256,367	13,902,782
Valspar Corp.	140,294	15,851,819

		29,754,601

Commercial Services — 0.5%
CoreLogic, Inc.†	161,924	7,011,309
Live Nation Entertainment, Inc.†#	253,792	8,753,286

		15,764,595

Commercial Services - Finance — 1.4%
CDK Global, Inc.	278,306	17,104,687
MarketAxess Holdings, Inc.#	72,216	13,762,925
Sabre Corp.#	393,593	8,828,291
WEX, Inc.†#	73,818	7,541,247

		47,237,150

Computer Aided Design — 1.2%
ANSYS, Inc.†#	163,853	20,699,550
Cadence Design Systems, Inc.†	535,031	18,800,989

		39,500,539

148

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Data Security — 0.3%
Fortinet, Inc.†#	286,012	$11,251,712

Computer Services — 1.3%
Convergys Corp.	181,297	4,407,330
DST Systems, Inc.#	60,547	7,315,288
Leidos Holdings, Inc.#	274,137	15,231,052
MAXIMUS, Inc.#	124,395	7,722,442
NeuStar, Inc., Class A†	105,847	3,508,828
Science Applications International Corp.	84,219	6,399,802

		44,584,742

Computer Software — 0.2%
j2 Global, Inc.#	92,443	7,822,527

Computers - Integrated Systems — 0.7%
Diebold Nixdorf, Inc.#	144,795	3,829,828
NCR Corp.†#	239,140	9,214,064
NetScout Systems, Inc.†#	176,163	6,447,566
VeriFone Systems, Inc.†#	214,145	3,916,712

		23,408,170

Computers - Memory Devices — 0.3%
Brocade Communications Systems, Inc.#	782,487	9,882,811

Computers - Other — 0.1%
3D Systems Corp.†#	206,330	4,219,449

Consulting Services — 0.1%
FTI Consulting, Inc.†	79,066	2,730,149

Consumer Products - Misc. — 0.1%
Helen of Troy, Ltd.†	51,795	4,713,345

Containers - Metal/Glass — 0.4%
Greif, Inc., Class A#	49,548	2,945,629
Owens-Illinois, Inc.†	311,299	7,026,018
Silgan Holdings, Inc.	143,694	4,570,906

		14,542,553

Containers - Paper/Plastic — 1.1%
Bemis Co., Inc.#	177,436	7,920,743
Packaging Corp. of America#	180,806	18,471,141
Sonoco Products Co.	190,477	9,659,089

		36,050,973

Cosmetics & Toiletries — 0.3%
Avon Products, Inc.†#	840,621	2,858,112
Edgewell Personal Care Co.†#	110,202	8,060,174

		10,918,286

Data Processing/Management — 1.7%
Acxiom Corp.†#	149,825	3,925,415
Broadridge Financial Solutions, Inc.#	227,003	17,227,258
CommVault Systems, Inc.†	80,464	4,516,042
Dun & Bradstreet Corp.#	70,669	7,399,751
Fair Isaac Corp.#	59,610	7,907,863
Jack Henry & Associates, Inc.#	148,992	15,824,440

		56,800,769

Decision Support Software — 0.5%
MSCI, Inc.	173,780	17,678,639

Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†#	144,826	21,028,735

Disposable Medical Products — 0.4%
STERIS PLC#	163,009	12,642,978

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.5%
Pool Corp.#	78,989	$9,409,959
Watsco, Inc.#	58,273	8,223,486

		17,633,445

Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.#	282,659	15,509,499
Carlisle Cos., Inc.	123,919	12,556,712
Crane Co.	96,491	7,485,772
ITT, Inc.#	169,279	6,434,295
Trinity Industries, Inc.	292,091	7,454,162

		49,440,440

Drug Delivery Systems — 0.3%
Catalent, Inc.†	239,416	8,506,450

Electric Products - Misc. — 0.2%
Littelfuse, Inc.#	43,439	7,034,946

Electric - Integrated — 2.5%
Black Hills Corp.#	102,458	7,124,929
Great Plains Energy, Inc.	413,380	11,876,407
Hawaiian Electric Industries, Inc.#	208,710	6,916,649
IDACORP, Inc.#	96,725	8,444,093
MDU Resources Group, Inc.	374,839	10,206,866
NorthWestern Corp.	92,804	5,750,136
OGE Energy Corp.#	383,284	13,656,409
PNM Resources, Inc.	152,877	5,885,765
Westar Energy, Inc.	272,622	14,435,335

		84,296,589

Electronic Components - Misc. — 0.8%
Gentex Corp.#	551,400	10,465,572
Jabil Circuit, Inc.#	349,749	10,464,490
Knowles Corp.†#	170,223	2,915,920
Vishay Intertechnology, Inc.#	257,077	4,203,209

		28,049,191

Electronic Components - Semiconductors — 1.1%
IPG Photonics Corp.†	71,899	9,996,837
Microsemi Corp.†	221,302	10,868,141
Monolithic Power Systems, Inc.#	72,698	7,138,944
Silicon Laboratories, Inc.†	80,400	6,013,920
Synaptics, Inc.†#	67,861	3,770,357

		37,788,199

Electronic Measurement Instruments — 1.1%
Keysight Technologies, Inc.†	351,171	13,569,247
National Instruments Corp.#	203,852	7,776,954
Trimble, Inc.†#	484,199	17,450,532

		38,796,733

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†#	170,680	12,901,701
Avnet, Inc.#	247,383	9,074,009
SYNNEX Corp.	55,936	6,223,439
Tech Data Corp.†	66,379	6,436,772

		34,635,921

Energy - Alternate Sources — 0.2%
First Solar, Inc.†#	149,767	5,767,527

Engineering/R&D Services — 0.6%
AECOM†#	298,092	9,571,734
EMCOR Group, Inc.	114,503	7,215,979
KBR, Inc.#	274,220	3,737,619

		20,525,332

149

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 0.9%
Manhattan Associates, Inc.†#	135,114	$6,328,740
Tyler Technologies, Inc.†#	64,321	10,991,173
Ultimate Software Group, Inc.†#	56,933	12,567,390

		29,887,303

Entertainment Software — 0.4%
Take-Two Interactive Software, Inc.†#	194,632	14,936,060

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.#	60,150	4,878,165

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.#	253,452	12,155,558

Finance - Consumer Loans — 0.3%
SLM Corp.†#	823,557	8,556,757

Finance - Investment Banker/Broker — 0.2%
Stifel Financial Corp.†#	130,792	5,575,663

Finance - Other Services — 0.4%
SEI Investments Co.#	256,620	12,854,096

Food - Baking — 0.2%
Flowers Foods, Inc.#	352,828	6,520,261

Food - Canned — 0.2%
TreeHouse Foods, Inc.†#	109,010	8,413,392

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	35,340	1,226,298

Food - Dairy Products — 0.1%
Dean Foods Co.#	174,190	3,177,226

Food - Flour & Grain — 0.3%
Post Holdings, Inc.†#	123,368	9,911,385

Food - Misc./Diversified — 1.3%
Hain Celestial Group, Inc.†#	198,544	6,935,142
Ingredion, Inc.	137,784	15,719,777
Lamb Weston Holdings, Inc.	266,309	12,359,401
Lancaster Colony Corp.	37,380	4,628,765
Snyder’s-Lance, Inc.#	164,518	6,046,036

		45,689,121

Food - Retail — 0.2%
Sprouts Farmers Market, Inc.†#	246,210	5,899,192

Food - Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†#	97,084	3,877,535

Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†#	61,295	4,251,421
Skechers U.S.A., Inc., Class A†	256,742	6,552,056

		10,803,477

Funeral Services & Related Items — 0.3%
Service Corp. International	361,259	11,516,937

Garden Products — 0.6%
Scotts Miracle-Gro Co., Class A#	84,991	7,361,071
Toro Co.	207,674	14,223,592

		21,584,663

Gas - Distribution — 2.4%
Atmos Energy Corp.	201,858	16,816,790
National Fuel Gas Co.#	163,773	9,295,756
New Jersey Resources Corp.#	165,657	6,941,028
ONE Gas, Inc.	100,264	7,083,652
Southwest Gas Holdings, Inc.	91,255	7,261,160
UGI Corp.#	331,900	16,986,642

Security Description	Shares	Value (Note 2)

Gas - Distribution (continued)
Vectren Corp.#	159,149	$9,762,200
WGL Holdings, Inc.	98,303	8,133,590

		82,280,818

Gold Mining — 0.3%
Royal Gold, Inc.#	125,391	10,083,944

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†#	100,036	5,843,103

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†#	89,830	4,171,705

Housewares — 0.2%
Tupperware Brands Corp.#	97,245	6,992,888

Human Resources — 0.4%
ManpowerGroup, Inc.	129,823	13,225,069

Industrial Automated/Robotic — 0.8%
Cognex Corp.#	165,158	15,113,609
Nordson Corp.	102,713	11,902,382

		27,015,991

Instruments - Controls — 0.2%
Woodward, Inc.#	106,127	7,229,371

Insurance Brokers — 0.3%
Brown & Brown, Inc.	220,309	9,568,020

Insurance - Life/Health — 0.4%
CNO Financial Group, Inc.#	333,558	6,834,604
Primerica, Inc.#	87,712	6,332,806

		13,167,410

Insurance - Multi-line — 0.9%
American Financial Group, Inc.#	140,282	14,007,158
Genworth Financial, Inc., Class A†#	956,606	3,501,178
Kemper Corp.	93,524	3,567,941
Old Republic International Corp.	469,098	9,278,758

		30,355,035

Insurance - Property/Casualty — 1.5%
Alleghany Corp.†	29,631	17,403,471
First American Financial Corp.#	211,055	9,185,114
Hanover Insurance Group, Inc.	81,651	6,808,877
Mercury General Corp.#	70,035	3,921,960
WR Berkley Corp.#	186,112	12,839,867

		50,159,289

Insurance - Reinsurance — 1.5%
Aspen Insurance Holdings, Ltd.	114,837	5,833,720
Everest Re Group, Ltd.#	78,473	19,983,149
Reinsurance Group of America, Inc.	123,476	15,373,997
RenaissanceRe Holdings, Ltd.#	78,582	11,226,224

		52,417,090

Internet Content - Information/News — 0.1%
WebMD Health Corp.†#	72,418	4,053,960

Investment Management/Advisor Services — 0.7%
Eaton Vance Corp.#	220,276	10,258,253
Federated Investors, Inc., Class B#	177,617	4,717,508
Janus Henderson Group PLC†#	130,198	4,072,598
Legg Mason, Inc.#	166,453	6,137,122

		25,185,481

Lasers - System/Components — 0.3%
Coherent, Inc.†#	47,126	11,694,317

150

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machine Tools & Related Products — 0.5%
Kennametal, Inc.#	153,913	$5,921,033
Lincoln Electric Holdings, Inc.	118,533	10,594,480

		16,515,513

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	143,198	9,038,658
Terex Corp.#	187,320	6,140,349

		15,179,007

Machinery - Electrical — 0.2%
Regal Beloit Corp.#	85,964	6,808,349

Machinery - Farming — 0.2%
AGCO Corp.#	128,086	8,201,347

Machinery - General Industrial — 1.2%
IDEX Corp.	146,342	15,873,717
Wabtec Corp.#	165,455	13,525,946
Zebra Technologies Corp., Class A†	101,485	10,588,945

		39,988,608

Machinery - Pumps — 0.3%
Graco, Inc.#	107,484	11,809,267

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†#	346,452	3,953,017

Medical Instruments — 1.2%
Bio-Techne Corp.#	71,611	8,026,161
Halyard Health, Inc.†#	89,572	3,219,218
LivaNova PLC†#	83,220	4,730,225
NuVasive, Inc.†#	97,113	7,286,388
Teleflex, Inc.#	86,184	17,238,523

		40,500,515

Medical Products — 1.1%
ABIOMED, Inc.†#	77,713	10,680,097
Globus Medical, Inc., Class A†	138,049	4,245,007
Hill-Rom Holdings, Inc.	114,144	8,830,180
West Pharmaceutical Services, Inc.	140,605	13,641,497

		37,396,781

Medical - Biomedical/Gene — 1.2%
Bio-Rad Laboratories, Inc., Class A†	39,903	8,917,522
Bioverativ, Inc.†	207,188	11,413,987
Charles River Laboratories International, Inc.†	90,921	8,369,278
United Therapeutics Corp.†#	86,294	10,432,082

		39,132,869

Medical - Drugs — 0.5%
Akorn, Inc.†#	167,151	5,561,114
Endo International PLC†#	380,844	5,019,524
Prestige Brands Holdings, Inc.†#	101,598	5,118,507

		15,699,145

Medical - HMO — 0.6%
Molina Healthcare, Inc.†#	81,689	5,274,659
WellCare Health Plans, Inc.†	85,027	14,607,638

		19,882,297

Medical - Hospitals — 0.4%
Acadia Healthcare Co., Inc.†#	146,105	6,039,981
LifePoint Health, Inc.†	76,663	4,661,110
Tenet Healthcare Corp.†#	153,254	2,534,821

		13,235,912

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	117,148	3,734,678

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.2%
Timken Co.#	133,983	$6,183,315

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	84,323	3,539,036

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.#	119,628	10,169,576

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A#	94,840	5,204,819

Multimedia — 0.4%
FactSet Research Systems, Inc.#	75,938	12,582,167

Networking Products — 0.3%
LogMeIn, Inc.	100,899	11,199,789

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.#	357,748	5,319,713

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	114,979	3,627,588
HNI Corp.	84,415	3,631,533

		7,259,121

Oil & Gas Drilling — 0.6%
Diamond Offshore Drilling, Inc.†#	123,735	1,429,139
Ensco PLC, Class A#	581,628	3,629,359
Nabors Industries, Ltd.#	547,654	4,819,355
Patterson-UTI Energy, Inc.#	320,116	6,824,873
Rowan Cos. PLC, Class A†#	240,860	2,899,955

		19,602,681

Oil Companies - Exploration & Production — 1.1%
Energen Corp.†	186,295	10,626,267
Gulfport Energy Corp.†	306,746	4,401,805
QEP Resources, Inc.†#	459,867	4,598,670
SM Energy Co.#	187,909	3,188,816
Southwestern Energy Co.†#	955,704	5,791,566
WPX Energy, Inc.†#	760,648	8,230,211

		36,837,335

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†#	72,562	3,599,075

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.#	340,400	8,135,560
Murphy USA, Inc.†#	66,570	4,528,757
PBF Energy, Inc., Class A#	209,149	4,040,759
Western Refining, Inc.#	152,293	5,513,006

		22,218,082

Oil - Field Services — 0.4%
NOW, Inc.†#	206,273	3,405,567
Oceaneering International, Inc.#	188,226	4,588,950
Oil States International, Inc.†#	98,598	2,883,991
Superior Energy Services, Inc.†#	293,323	3,041,760

		13,920,268

Paper & Related Products — 0.1%
Domtar Corp.	120,125	4,370,148

Patient Monitoring Equipment — 0.2%
Masimo Corp.†	86,123	7,496,146

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp.#	170,914	7,747,532

Physicians Practice Management — 0.3%
MEDNAX, Inc.†#	180,015	9,774,814

151

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Power Converter/Supply Equipment — 0.3%
Hubbell, Inc.	98,966	$11,471,149

Printing - Commercial — 0.2%
Deluxe Corp.#	93,103	6,345,900

Publishing - Books — 0.1%
John Wiley & Sons, Inc., Class A#	86,261	4,373,433

Publishing - Newspapers — 0.1%
New York Times Co., Class A#	233,942	4,117,379

Publishing - Periodicals — 0.2%
Meredith Corp.#	70,210	3,798,361
Time, Inc.	190,381	2,379,763

		6,178,124

Quarrying — 0.1%
Compass Minerals International, Inc.#	64,863	4,160,961

Racetracks — 0.2%
Churchill Downs, Inc.#	23,652	3,965,258
International Speedway Corp., Class A	48,596	1,715,439

		5,680,697

Real Estate Investment Trusts — 8.7%
American Campus Communities, Inc.#	255,818	12,141,122
Camden Property Trust	167,985	13,994,830
Care Capital Properties, Inc.#	161,322	4,241,155
CoreCivic, Inc.	225,834	6,492,727
Corporate Office Properties Trust#	189,377	6,387,686
Cousins Properties, Inc.	802,952	6,873,269
CyrusOne, Inc.#	150,055	8,442,094
DCT Industrial Trust, Inc.	176,374	9,296,674
Douglas Emmett, Inc.#	279,136	10,596,003
Duke Realty Corp.#	682,409	19,564,666
Education Realty Trust, Inc.#	140,406	5,378,954
EPR Properties	122,959	8,719,023
First Industrial Realty Trust, Inc.	225,080	6,500,310
GEO Group, Inc.#	235,817	7,060,361
Healthcare Realty Trust, Inc.	223,479	7,432,912
Highwoods Properties, Inc.	195,126	9,834,350
Hospitality Properties Trust#	315,273	9,117,695
Kilroy Realty Corp.	187,654	13,740,026
Lamar Advertising Co., Class A#	158,961	11,128,860
LaSalle Hotel Properties#	216,990	6,173,365
Liberty Property Trust	282,116	11,592,146
Life Storage, Inc.#	89,221	6,682,653
Mack-Cali Realty Corp.#	172,436	4,588,522
Medical Properties Trust, Inc.#	687,928	8,908,668
National Retail Properties, Inc.	282,583	10,842,710
Omega Healthcare Investors, Inc.#	377,601	11,826,463
Potlatch Corp.	77,820	3,560,265
Quality Care Properties, Inc.†#	179,631	3,039,357
Rayonier, Inc.	235,979	6,628,650
Senior Housing Properties Trust	455,909	9,637,916
Tanger Factory Outlet Centers, Inc.	184,746	4,814,481
Taubman Centers, Inc.#	116,144	7,102,206
Uniti Group, Inc.#	298,426	7,463,634
Urban Edge Properties#	189,727	4,523,092
Washington Prime Group, Inc.#	355,714	2,714,098
Weingarten Realty Investors#	226,145	6,804,703

		293,845,646

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.#	86,843	10,027,761

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	88,549	3,543,731

Security Description	Shares	Value (Note 2)

Recreational Vehicles — 0.6%
Brunswick Corp.	171,822	$9,494,884
Polaris Industries, Inc.#	112,341	9,391,707

		18,886,591

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.#	122,149	4,460,881
Avis Budget Group, Inc.†#	165,041	3,777,789

		8,238,670

Research & Development — 0.4%
INC Research Holdings, Inc., Class A†	102,905	5,850,149
PAREXEL International Corp.†	97,796	7,903,873

		13,754,022

Respiratory Products — 0.6%
ResMed, Inc.#	271,877	19,330,455

Retail - Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.#	328,129	3,773,484
Chico’s FAS, Inc.#	247,980	2,345,891
Kate Spade & Co.†#	246,224	4,535,446
Urban Outfitters, Inc.†#	169,543	3,199,276

		13,854,097

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	203,021	3,924,396

Retail - Automobile — 0.4%
Copart, Inc.†#	392,354	12,237,521

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	86,075	7,225,136

Retail - Computer Equipment — 0.1%
GameStop Corp., Class A#	195,525	4,328,924

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.#	75,197	8,752,179

Retail - Discount — 0.2%
Big Lots, Inc.#	85,522	4,176,039
HSN, Inc.	61,310	2,032,427

		6,208,466

Retail - Mail Order — 0.2%
Williams-Sonoma, Inc.#	155,112	7,547,750

Retail - Major Department Stores — 0.1%
J.C. Penney Co., Inc.†#	591,708	2,781,028

Retail - Misc./Diversified — 0.4%
CST Brands, Inc.	145,269	7,020,851
Sally Beauty Holdings, Inc.†#	275,537	4,965,177

		11,986,028

Retail - Office Supplies — 0.2%
Office Depot, Inc.#	988,076	5,049,068

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.#	134,220	4,743,335

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A#	45,356	2,334,927

Retail - Restaurants — 2.5%
Brinker International, Inc.#	93,810	3,680,166
Buffalo Wild Wings, Inc.†#	30,977	4,451,395
Cheesecake Factory, Inc.#	85,187	5,024,329
Cracker Barrel Old Country Store, Inc.#	46,145	7,697,447
Domino’s Pizza, Inc.#	92,222	19,525,242
Dunkin’ Brands Group, Inc.#	176,451	10,324,148
Jack in the Box, Inc.	60,729	6,472,497

152

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Panera Bread Co., Class A†	40,961	$12,881,825
Papa John’s International, Inc.#	50,792	4,092,311
Texas Roadhouse, Inc.#	123,530	6,043,088
Wendy’s Co.#	369,656	5,977,338

		86,169,786

Retail - Sporting Goods — 0.4%
Cabela’s, Inc.†	98,628	5,210,517
Dick’s Sporting Goods, Inc.#	168,772	6,941,593

		12,152,110

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.#	101,088	3,639,168

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.#	937,486	12,112,319
Washington Federal, Inc.	171,336	5,474,185

		17,586,504

Schools — 0.3%
Adtalem Global Education, Inc.#	109,830	4,107,642
Graham Holdings Co., Class B	8,928	5,346,086

		9,453,728

Semiconductor Components - Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	123,278	8,130,184
Cypress Semiconductor Corp.#	629,314	8,804,103
Integrated Device Technology, Inc.†#	256,068	6,550,219

		23,484,506

Semiconductor Equipment — 0.4%
Teradyne, Inc.	384,432	13,666,558

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	88,346	17,299,030

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	43,224	6,327,994

Steel - Producers — 1.2%
Carpenter Technology Corp.#	89,670	3,270,265
Commercial Metals Co.#	221,801	4,014,598
Reliance Steel & Aluminum Co.	139,832	10,200,744
Steel Dynamics, Inc.	465,133	15,809,871
United States Steel Corp.#	334,510	6,974,534

		40,270,012

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.#	208,752	3,221,043

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†#	271,084	6,365,052

Telecommunication Equipment — 0.4%
ARRIS International PLC†#	365,095	10,237,264
Plantronics, Inc.	63,687	3,370,316

		13,607,580

Telephone - Integrated — 0.2%
Frontier Communications Corp.#	2,251,440	2,949,386
Telephone & Data Systems, Inc.	179,781	5,129,152

		8,078,538

Television — 0.2%
AMC Networks, Inc., Class A†	107,968	5,720,145

Theaters — 0.2%
Cinemark Holdings, Inc.#	202,964	8,031,285

Security Description	Shares/ Principal Amount	Value (Note 2)

Transactional Software — 0.2%
ACI Worldwide, Inc.†#	225,108	$5,145,969

Transport - Equipment & Leasing — 0.1%
GATX Corp.#	75,619	4,497,818

Transport - Marine — 0.2%
Kirby Corp.†#	103,364	6,847,865

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†#	117,651	7,706,140

Transport - Truck — 0.6%
Landstar System, Inc.	80,177	6,698,788
Old Dominion Freight Line, Inc.#	132,950	11,875,094
Werner Enterprises, Inc.#	85,906	2,340,939

		20,914,821

Veterinary Diagnostics — 0.4%
VCA, Inc.†	155,913	14,364,265

Water — 0.3%
Aqua America, Inc.#	340,565	11,133,070

Wire & Cable Products — 0.2%
Belden, Inc.#	80,960	5,748,160

Wireless Equipment — 0.4%
InterDigital, Inc.#	65,844	5,333,364
ViaSat, Inc.†#	101,686	6,635,011

		11,968,375

Total Long-Term Investment Securities
(cost $2,274,708,534)		3,158,133,018

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Registered Investment Companies — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(2)(4)	106,873,098	106,873,098

U.S. Government Treasuries — 4.7%
United States Treasury Bills
0.62% due 06/01/2017	$150,000,000	150,000,000
0.72% due 06/15/2017(3)	11,050,000	11,046,829

		161,046,829

Total Short-Term Investment Securities
(cost $267,920,015)		267,919,927

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $70,327,176 collateralized by $70,005,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $71,736,784 (cost $70,327,000)	70,327,000	70,327,000

TOTAL INVESTMENTS
(cost $2,612,955,549)(1)	103.1%	3,496,379,945
Liabilities in excess of other assets	(3.1)	(103,641,537)

NET ASSETS	100.0%	$3,392,738,408

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	See Note 5 for cost of investments on a tax basis.

153

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

(2)	At May 31, 2017, the Fund had loaned securities with a total value of $742,341,080. This was secured by collateral of $106,873,098, which was received in cash and subsequently invested in short-term investments currently valued at $106,873,098 as reported in the Portfolio of Investments. Additional collateral of $651,475,981 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$32,728,913
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	33,485,619
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	78,899,286
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	74,283,443
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2017 to 02/15/2047	432,078,720

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	The rate shown is the 7-day yield as of May 31, 2017.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)
1,374	Long	S&P Mid Cap 400 E-Mini Index	June 2017	$237,390,161	$236,328,000	$(1,062,161)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,158,133,018	$—	$—	$3,158,133,018
Short-Term Investment Securities:
Registered Investment Companies	106,873,098	—	—	106,873,098
U.S. Government Treasuries	—	161,046,829	—	161,046,829
Repurchase Agreements	—	70,327,000	—	70,327,000

Total Investments at Value	$3,265,006,116	$231,373,829	$—	$3,496,379,945

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$1,062,161	$—	$—	$1,062,161

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

154

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Commercial Services — Finance	4.8%
Electronic Components — Semiconductors	4.5
Medical Instruments	3.8
Real Estate Investment Trusts	3.7
Medical Products	3.4
Data Processing/Management	2.9
Finance — Investment Banker/Broker	2.7
Computer Software	2.6
Semiconductor Equipment	2.3
Commercial Services	2.2
Applications Software	1.9
Medical — Drugs	1.9
Instruments — Scientific	1.8
E-Commerce/Services	1.8
Banks — Commercial	1.8
Computer Services	1.7
Drug Delivery Systems	1.7
Electronic Connectors	1.6
Consulting Services	1.6
Electronic Components — Misc.	1.6
Containers — Paper/Plastic	1.5
Instruments — Controls	1.4
Medical — Biomedical/Gene	1.4
Telecommunication Equipment	1.4
Chemicals — Specialty	1.3
Apparel Manufacturers	1.3
Registered Investment Companies	1.3
Disposable Medical Products	1.2
Retail — Discount	1.2
Electric Products — Misc.	1.2
Diversified Manufacturing Operations	1.2
Retail — Restaurants	1.2
Home Decoration Products	1.2
Transport — Truck	1.2
Food — Misc./Diversified	1.2
Entertainment Software	1.1
Enterprise Software/Service	1.1
Machinery — General Industrial	1.1
Aerospace/Defense — Equipment	1.1
Insurance Brokers	1.0
Medical Labs & Testing Services	1.0
Electronic Measurement Instruments	1.0
Medical Information Systems	1.0
Cruise Lines	0.9
Building Products — Cement	0.9
Airlines	0.9
U.S. Government Agencies	0.9
Retail — Apparel/Shoe	0.8
Textile — Home Furnishings	0.8
Motion Pictures & Services	0.8
Printing — Commercial	0.8
Aerospace/Defense	0.8
Beverages — Non-alcoholic	0.7
Decision Support Software	0.7
Wire & Cable Products	0.7
Auto/Truck Parts & Equipment — Original	0.7
Retail — Auto Parts	0.7
Auction Houses/Art Dealers	0.7
Finance — Consumer Loans	0.7
Lasers — System/Components	0.7
Advertising Agencies	0.6
Food — Catering	0.6
Finance — Other Services	0.6
Metal Processors & Fabrication	0.6
Computer Aided Design	0.6
Resorts/Theme Parks	0.6
Television	0.6
Real Estate Management/Services	0.6
Steel Pipe & Tube	0.5

Medical — Hospitals	0.5
Computers — Other	0.5
Retail — Gardening Products	0.5
E-Commerce/Products	0.5
Retail — Arts & Crafts	0.4
Retail — Petroleum Products	0.4
Transport — Rail	0.4
Transport — Services	0.4
Retail — Mail Order	0.4
Recreational Vehicles	0.3
Therapeutics	0.3
Time Deposits	0.1
Electronic Security Devices	0.1

101.2%

*	Calculated as a percentage of net assets

155

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Advertising Agencies — 0.6%
Omnicom Group, Inc.#	19,277	$1,613,870

Aerospace/Defense — 0.8%
Teledyne Technologies, Inc.†	15,319	2,014,602

Aerospace/Defense-Equipment — 1.1%
Harris Corp.	8,305	931,489
Orbital ATK, Inc.	18,085	1,838,521

		2,770,010

Airlines — 0.9%
Ryanair Holdings PLC ADR†	23,071	2,462,599

Apparel Manufacturers — 1.3%
Carter’s, Inc.	9,932	816,013
Gildan Activewear, Inc.	89,486	2,589,725

		3,405,738

Applications Software — 1.9%
Dropbox, Inc., Class B†(1)(2)(3)	89,561	883,072
Intuit, Inc.	9,612	1,351,832
PTC, Inc.†	26,650	1,534,507
Tableau Software, Inc., Class A†	19,942	1,236,603

		5,006,014

Auction Houses/Art Dealers — 0.7%
Ritchie Bros. Auctioneers, Inc.	55,904	1,735,260

Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	20,593	1,811,566

Banks - Commercial — 1.8%
First Republic Bank	21,485	1,978,769
Signature Bank†	12,615	1,804,197
SVB Financial Group†	4,696	800,668

		4,583,634

Beverages - Non-alcoholic — 0.7%
Monster Beverage Corp.†	37,310	1,886,394

Building Products - Cement — 0.9%
Vulcan Materials Co.	19,765	2,463,707

Chemicals - Specialty — 1.3%
Albemarle Corp.	16,640	1,890,304
Chemours Co.	39,660	1,586,003

		3,476,307

Commercial Services — 2.2%
CoStar Group, Inc.†#	9,088	2,377,148
Edenred	46,964	1,238,734
ServiceMaster Global Holdings, Inc.†	57,621	2,178,074

		5,793,956

Commercial Services - Finance — 4.8%
Equifax, Inc.	18,598	2,544,206
Euronet Worldwide, Inc.†	6,998	610,436
Global Payments, Inc.	18,676	1,710,908
IHS Markit, Ltd.†	60,274	2,763,563
Vantiv, Inc., Class A†	32,688	2,050,191
WEX, Inc.†	26,397	2,696,718

		12,376,022

Computer Aided Design — 0.6%
Cadence Design Systems, Inc.†	41,520	1,459,013

Computer Services — 1.7%
Amdocs, Ltd.	44,061	2,854,272
CSRA, Inc.	50,140	1,512,222

		4,366,494

Security Description	Shares	Value (Note 2)

Computer Software — 2.6%
Constellation Software, Inc.	5,300	$2,740,887
Splunk, Inc.†#	22,985	1,407,602
SS&C Technologies Holdings, Inc.	68,447	2,572,238

		6,720,727

Computers - Other — 0.5%
Lumentum Holdings, Inc.†	22,015	1,255,956

Consulting Services — 1.6%
Gartner, Inc.†	9,912	1,185,475
Verisk Analytics, Inc.†#	36,656	2,965,104

		4,150,579

Containers - Paper/Plastic — 1.5%
Berry Plastics Group, Inc.†	27,450	1,591,826
Sealed Air Corp.	53,527	2,377,669

		3,969,495

Cruise Lines — 0.9%
Norwegian Cruise Line Holdings, Ltd.†	29,080	1,453,128
Royal Caribbean Cruises, Ltd.	9,285	1,023,021

		2,476,149

Data Processing/Management — 2.9%
Broadridge Financial Solutions, Inc.	19,844	1,505,961
Fidelity National Information Services, Inc.	49,378	4,240,089
Jack Henry & Associates, Inc.	16,113	1,711,362

		7,457,412

Decision Support Software — 0.7%
MSCI, Inc.	18,489	1,880,886

Disposable Medical Products — 1.2%
ICU Medical, Inc.†	5,489	885,376
STERIS PLC#	30,309	2,350,766

		3,236,142

Diversified Manufacturing Operations — 1.2%
A.O. Smith Corp.	46,384	2,545,090
Carlisle Cos., Inc.	4,987	505,333

		3,050,423

Drug Delivery Systems — 1.7%
Catalent, Inc.†	47,817	1,698,938
DexCom, Inc.†#	39,569	2,644,792

		4,343,730

E-Commerce/Services — 0.6%
SurveyMonkey, Inc.†(1)(2)(3)	44,965	436,610
Trade Desk, Inc., Class A†	22,445	1,234,475

		1,671,085

Electric Products - Misc. — 1.2%
AMETEK, Inc.	50,171	3,061,434

Electronic Components - Misc. — 1.6%
Flex, Ltd.†	236,332	4,079,090

Electronic Components - Semiconductors — 4.5%
MACOM Technology Solutions Holdings, Inc.†#	25,225	1,537,968
Microchip Technology, Inc.#	19,963	1,662,918
Monolithic Power Systems, Inc.	12,635	1,240,757
ON Semiconductor Corp.†	135,175	2,092,509
Skyworks Solutions, Inc.	22,805	2,427,136
Xilinx, Inc.	41,345	2,758,125

		11,719,413

Electronic Connectors — 1.6%
Amphenol Corp., Class A	14,064	1,049,174
TE Connectivity, Ltd.	41,253	3,252,799

		4,301,973

156

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments — 1.0%
National Instruments Corp.#	69,053	$2,634,372

Electronic Security Devices — 0.1%
Allegion PLC	2,465	193,823

Enterprise Software/Service — 1.1%
Atlassian Corp. PLC, Class A†#	52,788	1,887,699
Ultimate Software Group, Inc.†#	4,522	998,186

		2,885,885

Entertainment Software — 1.1%
Activision Blizzard, Inc.	51,083	2,992,442

Finance - Consumer Loans — 0.7%
Synchrony Financial	64,380	1,728,603

Finance - Investment Banker/Broker — 2.7%
E*TRADE Financial Corp.†	54,770	1,895,590
LPL Financial Holdings, Inc.	50,213	1,954,792
TD Ameritrade Holding Corp.#	88,560	3,308,601

		7,158,983

Finance - Other Services — 0.6%
SEI Investments Co.	31,626	1,584,146

Food - Catering — 0.6%
Aramark	42,680	1,590,257

Food - Misc./Diversified — 1.2%
Blue Buffalo Pet Products, Inc.†#	72,640	1,706,313
Snyder’s-Lance, Inc.#	35,685	1,311,424

		3,017,737

Home Decoration Products — 1.2%
Newell Brands, Inc.	57,005	3,018,415

Instruments - Controls — 1.4%
Sensata Technologies Holding NV†	92,679	3,747,012

Instruments-Scientific — 1.8%
PerkinElmer, Inc.	41,330	2,606,270
Waters Corp.†	12,121	2,177,174

		4,783,444

Insurance Brokers — 1.0%
Aon PLC	20,586	2,694,913

Lasers-System/Components — 0.7%
Coherent, Inc.†#	6,855	1,701,068

Machinery - General Industrial — 1.1%
Middleby Corp.†#	8,741	1,121,995
Roper Technologies, Inc.#	4,222	959,238
Wabtec Corp.#	9,683	791,585

		2,872,818

Medical Information Systems — 1.0%
athenahealth, Inc.†#	19,245	2,578,445

Medical Instruments — 3.8%
Boston Scientific Corp.†	140,794	3,805,662
Bruker Corp.	63,945	1,739,943
Edwards Lifesciences Corp.†	21,452	2,468,482
Teleflex, Inc.	9,322	1,864,586

		9,878,673

Medical Labs & Testing Services — 1.0%
Quintiles IMS Holdings, Inc.†#	30,558	2,641,434

Medical Products — 3.4%
Cooper Cos., Inc.	6,736	1,473,500
Henry Schein, Inc.†	19,064	3,507,204
Hill-Rom Holdings, Inc.	16,235	1,255,940
Varian Medical Systems, Inc.†#	25,441	2,519,168

		8,755,812

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 1.4%
Celgene Corp.†	13,871	$1,586,981
Exact Sciences Corp.†	14,415	525,715
Incyte Corp.†	12,035	1,556,487

		3,669,183

Medical - Drugs — 1.9%
Alkermes PLC†#	12,711	734,187
Clovis Oncology, Inc.†	10,910	563,611
DBV Technologies SA ADR†	12,077	400,956
TESARO, Inc.†#	4,816	719,077
Zoetis, Inc.	41,855	2,606,730

		5,024,561

Medical - Hospitals — 0.5%
Universal Health Services, Inc., Class B	11,171	1,269,696

Metal Processors & Fabrication — 0.6%
Rexnord Corp.†	66,643	1,519,460

Motion Pictures & Services — 0.8%
Dolby Laboratories, Inc., Class A	40,890	2,060,447

Printing - Commercial — 0.8%
Cimpress NV†#	23,307	2,058,940

Real Estate Investment Trusts — 3.7%
Crown Castle International Corp.	29,475	2,996,133
Equinix, Inc.	6,788	2,993,576
Lamar Advertising Co., Class A#	50,380	3,527,104

		9,516,813

Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	41,370	1,442,986

Recreational Vehicles — 0.3%
Polaris Industries, Inc.#	10,387	868,353

Resort/Theme Parks — 0.6%
Cedar Fair LP	20,455	1,452,714

Retail - Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	14,782	1,446,419
lululemon athletica, Inc.†	14,748	711,886

		2,158,305

Retail - Arts & Crafts — 0.4%
Michaels Cos., Inc.†#	60,895	1,177,100

Retail - Auto Parts — 0.7%
Advance Auto Parts, Inc.#	13,450	1,797,324

Retail - Discount — 1.2%
Dollar General Corp.	13,074	959,501
Dollar Tree, Inc.†	27,924	2,169,695

		3,129,196

Retail - Gardening Products — 0.5%
Tractor Supply Co.	21,834	1,204,145

Retail - Mail Order — 0.4%
Williams-Sonoma, Inc.#	19,452	946,534

Retail - Petroleum Products — 0.4%
World Fuel Services Corp.	28,869	1,020,230

Retail - Restaurants — 1.2%
Dunkin’ Brands Group, Inc.	51,899	3,036,610

Semiconductor Equipment — 2.3%
KLA-Tencor Corp.	28,693	2,984,072
Lam Research Corp.	12,498	1,939,315
Teradyne, Inc.	31,595	1,123,202

		6,046,589

157

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Steel Pipe & Tube — 0.5%
Mueller Water Products, Inc., Class A	127,010	$1,419,972

Telecommunication Equipment — 1.4%
NICE, Ltd., ADR	46,665	3,635,670

Television — 0.6%
AMC Networks, Inc., Class A†	27,375	1,450,328

Textile - Home Furnishings — 0.8%
Mohawk Industries, Inc.†	8,995	2,152,504

Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†#	19,143	832,146

Transport - Rail — 0.4%
Canadian Pacific Railway, Ltd.	6,367	1,007,450

Transport-Services — 0.4%
Expeditors International of Washington, Inc.#	18,770	1,001,943

Transport - Truck — 1.2%
Old Dominion Freight Line, Inc.	33,793	3,018,391

Wire & Cable Products — 0.6%
Belden, Inc.	23,286	1,653,306

Total Common Stocks
(cost $207,243,291)		252,628,858

CONVERTIBLE PREFERRED SECURITIES — 1.8%
Applications Software — 0.0%
Dropbox, Inc., Series A†(1)(2)(3)	8,758	86,354

E-Commerce/Products — 0.5%
Flipkart, Ltd., Series D†(1)(2)(3)	13,407	1,181,338

E-Commerce/Services — 1.2%
Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,088,890

Wire & Cable Products — 0.1%
Belden, Inc. 6.75%	2,200	219,626

Total Convertible Preferred Securities
(cost $1,804,697)		4,576,208

Total Long-Term Investment Securities
(cost $209,047,988)		257,205,066

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(4)(5)	3,341,806	3,341,806

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$383,000	383,000

U.S. Government Agencies — 0.9%
Federal Home Loan Bank 0.51% due 06/01/2017	2,300,000	2,300,000

Total Short-Term Investment Securities
(cost $6,024,806)		6,024,806

TOTAL INVESTMENTS
(cost $215,072,794)(6)	101.2%	263,229,872
Liabilities in excess of other assets	(1.2)	(3,059,606)

NET ASSETS	100.0%	$260,170,266

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $5,676,264 representing 2.2% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc. Class B	05/01/2012	89,561	$810,680	$883,072	$9.86	0.34%
SurveyMonkey, Inc.	11/25/2014	44,965	739,674	436,610	9.71	0.17
Convertible Preferred Securities
Airbnb, Inc. Series D	04/16/2014	29,418	1,197,696	3,088,890	105.00	1.19
Dropbox, Inc. Series A	05/25/2012	8,758	79,351	86,354	9.86	0.03
Flipkart, Ltd. Series D	10/04/2013	13,407	307,650	1,181,338	88.11	0.45

				$5,676,264		2.18%

(4)	At May 31, 2017, the Fund had loaned securities with a total value of $42,309,726. This was secured by collateral of $3,341,806, which was received in cash and subsequently invested in short-term investments currently valued at $3,341,806 as reported in the Portfolio of Investments. Additional collateral of $39,832,805 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$2,512,357
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	2,570,444
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	6,056,516
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	4,045,669
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2017 to 02/15/2047	24,647,819

(5)	The rate shown is the 7-day yield as of May 31, 2017.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

158

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$4,122,942	$—	$883,072	$5,006,014
E-Commerce/Services	1,234,475	—	436,610	1,671,085
Other Industries	245,951,759	—	—	245,951,759
Convertible Preferred Securities:
Wire & Cable Products	219,626	—	—	219,626
Other Industries	—	—	4,356,582	4,356,582
Short-Term Investment Securities:
Registered Investment Companies	3,341,806	—	—	3,341,806
Time Deposits	—	383,000	—	383,000
U.S. Government Agencies	—	2,300,000	—	2,300,000

Total Investment at Value	$254,870,608	$2,683,000	$5,676,264	$263,229,872

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 5/31/2016	$1,201,189	$4,652,660
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(431,773)
Change in unrealized appreciation(1)	179,421	455,427
Change in unrealized depreciation(1)	(60,928)	(307,512)
Net purchases	—	—
Net sales	—	(12,220)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of May 31, 2017	$1,319,682	$4,356,582

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2017 includes:

Common Stocks	Convertible Preferred Securities
$118,493	$(289,967)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2017.

159

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/17	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$883,072	Market Approach with Option Pricing Method (“OPM”)	Transaction Price*	$8.1500
			Estimated Revenue Multiple*	5.0x - 7.3x (6.15x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	38.0%
			Term to liquidity event in years	2.08
			Risk-free rate	1.29%

	$436,610	Market Approach	Trailing Twelve Months Sales Multiple*	8.6x
			2017 EBITIDA Multiple*	18.4x
			Estimated Revenue Multiple*	5.8x
			Discount for Lack of Marketability	10.0%

Convertible Preferred Securities	$4,270,228	Market Approach	Transaction Price*	$88.11 - $105.00 ($96.56)

	$86,354	Market Approach with Option Pricing Method (“OPM”)	Transaction Price*	$8.1500
			Estimated Revenue Multiple*	5.0x - 7.3x (6.15x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	38.0%
			Term to liquidity event in years	2.08
			Risk-free rate	1.29%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

160

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Computers	11.4%
Web Portals/ISP	10.3
Applications Software	8.4
E-Commerce/Products	7.8
Electronic Components — Semiconductors	7.4
Medical — Biomedical/Gene	7.2
Internet Content — Entertainment	6.1
Repurchase Agreements	4.9
Cable/Satellite TV	4.8
Food — Misc./Diversified	2.6
Networking Products	2.2
E-Commerce/Services	2.0
Semiconductor Components — Integrated Circuits	1.8
Commercial Services — Finance	1.5
Entertainment Software	1.4
Retail — Discount	1.4
Retail — Restaurants	1.3
Semiconductor Equipment	1.3
Retail — Drug Store	1.2
Electronic Forms	1.0
Cellular Telecom	1.0
Multimedia	0.9
Auto — Cars/Light Trucks	0.7
Transport — Rail	0.7
Data Processing/Management	0.7
Hotels/Motels	0.6
Computer Services	0.6
Computers — Memory Devices	0.5
Pharmacy Services	0.5
Medical Instruments	0.5
Beverages — Non-alcoholic	0.4
Registered Investment Companies	0.4
Retail — Apparel/Shoe	0.4
Computer Aided Design	0.4
Radio	0.4
Airlines	0.3
Retail — Auto Parts	0.3
Auto — Heavy Duty Trucks	0.3
Medical Information Systems	0.3
Toys	0.3
Medical — Generic Drugs	0.3
Computer Data Security	0.3
Retail — Perfume & Cosmetics	0.3
Internet Security	0.3
U.S. Government Treasuries	0.2
Diagnostic Kits	0.2
Dental Supplies & Equipment	0.2
Medical Products	0.2
Medical — Drugs	0.2
Consulting Services	0.2
Enterprise Software/Service	0.2
Commercial Services	0.2
Casino Hotels	0.2
Distribution/Wholesale	0.2
X-Ray Equipment	0.2
Cruise Lines	0.2
Retail — Catalog Shopping	0.1
Broadcast Services/Program	0.1
Transport — Truck	0.1
Computer Software	0.1
Retail — Gardening Products	0.1

100.3%

*	Calculated as a percentage of net assets

161

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.8%
Airlines — 0.3%
American Airlines Group, Inc.	28,257	$1,367,921

Applications Software — 8.4%
Citrix Systems, Inc.†	8,763	723,298
Intuit, Inc.	14,336	2,016,215
Microsoft Corp.	433,109	30,248,333

		32,987,846

Auto - Cars/Light Trucks — 0.7%
Tesla, Inc.†#	8,405	2,866,189

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	19,667	1,238,234

Beverages - Non-alcoholic — 0.4%
Monster Beverage Corp.†	32,002	1,618,021

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	8,555	226,708
Discovery Communications, Inc., Class C†#	12,863	332,251

		558,959

Cable/Satellite TV — 4.8%
Charter Communications, Inc., Class A†	15,071	5,207,784
Comcast Corp., Class A	265,257	11,058,564
DISH Network Corp., Class A†	12,718	811,027
Liberty Global PLC LiLAC, Class A†#	2,814	59,404
Liberty Global PLC LiLAC, Class C†#	6,762	141,732
Liberty Global PLC, Class A†	14,204	434,358
Liberty Global PLC, Class C†	35,350	1,050,602

		18,763,471

Casino Hotels — 0.2%
Wynn Resorts, Ltd.	5,713	735,263

Cellular Telecom — 1.0%
T-Mobile US, Inc.†	46,325	3,123,232
Vodafone Group PLC ADR#	24,397	738,253

		3,861,485

Commercial Services — 0.2%
Cintas Corp.#	5,887	741,056

Commercial Services - Finance — 1.5%
Automatic Data Processing, Inc.	25,160	2,575,629
PayPal Holdings, Inc.†	67,682	3,533,677

		6,109,306

Computer Aided Design — 0.4%
Autodesk, Inc.†#	12,474	1,394,219

Computer Data Security — 0.3%
Check Point Software Technologies, Ltd.†	9,611	1,076,913

Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A	34,004	2,275,208

Computer Software — 0.1%
Akamai Technologies, Inc.†	9,707	457,685

Computers — 11.4%
Apple, Inc.	294,056	44,919,995

Computers - Memory Devices — 0.5%
Seagate Technology PLC	16,544	720,822
Western Digital Corp.	16,146	1,454,109

		2,174,931

Consulting Services — 0.2%
Verisk Analytics, Inc.†	9,323	754,137

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	12,741	636,668

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.7%
Fiserv, Inc.†	12,026	$1,506,617
Paychex, Inc.	20,112	1,191,234

		2,697,851

Dental Supplies & Equipment — 0.2%
DENTSPLY SIRONA, Inc.	12,940	821,949

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	4,932	830,499

Distribution/Wholesale — 0.2%
Fastenal Co.	16,212	699,872

E-Commerce/Products — 7.8%
Amazon.com, Inc.†	26,744	26,600,117
eBay, Inc.†	60,926	2,089,762
JD.com, Inc. ADR†	51,405	2,057,742

		30,747,621

E-Commerce/Services — 2.0%
Ctrip.com International, Ltd. ADR†#	23,512	1,284,931
Expedia, Inc.#	7,679	1,104,086
Liberty Ventures, Series A†	4,548	245,092
Priceline Group, Inc.†	2,756	5,173,260

		7,807,369

Electronic Components - Semiconductors — 7.4%
Broadcom, Ltd.	22,477	5,382,792
Intel Corp.	264,993	9,568,897
Microchip Technology, Inc.#	12,130	1,010,429
Micron Technology, Inc.†	61,807	1,901,801
NVIDIA Corp.	31,752	4,583,401
Skyworks Solutions, Inc.	10,364	1,103,041
Texas Instruments, Inc.	56,027	4,621,667
Xilinx, Inc.	13,952	930,738

		29,102,766

Electronic Forms — 1.0%
Adobe Systems, Inc.†	27,692	3,928,387

Enterprise Software/Service — 0.2%
CA, Inc.	23,426	744,244

Entertainment Software — 1.4%
Activision Blizzard, Inc.	42,139	2,468,503
Electronic Arts, Inc.†	17,277	1,958,002
NetEase, Inc. ADR	4,206	1,197,785

		5,624,290

Food - Misc./Diversified — 2.6%
Kraft Heinz Co.	68,217	6,289,608
Mondelez International, Inc., Class A	85,563	3,986,380

		10,275,988

Hotels/Motels — 0.6%
Marriott International, Inc., Class A	21,498	2,314,260

Internet Content - Entertainment — 6.1%
Facebook, Inc., Class A†	132,001	19,992,871
Netflix, Inc.†	24,124	3,933,901

		23,926,772

Internet Security — 0.3%
Symantec Corp.	34,684	1,051,272

Medical Information Systems — 0.3%
Cerner Corp.†	18,480	1,207,668

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	2,174	1,988,514

162

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 0.2%
Henry Schein, Inc.†#	4,439	$816,643

Medical - Biomedical/Gene — 7.2%
Alexion Pharmaceuticals, Inc.†	12,589	1,234,100
Amgen, Inc.	41,276	6,407,686
Biogen, Inc.†	12,104	2,999,008
BioMarin Pharmaceutical, Inc.†#	9,689	849,144
Celgene Corp.†	43,603	4,988,619
Gilead Sciences, Inc.	73,258	4,753,712
Illumina, Inc.†	8,200	1,454,352
Incyte Corp.†	10,616	1,372,967
Regeneron Pharmaceuticals, Inc.†	5,838	2,679,992
Vertex Pharmaceuticals, Inc.†	13,924	1,721,007

		28,460,587

Medical - Drugs — 0.2%
Shire PLC ADR#	4,607	795,721

Medical - Generic Drugs — 0.3%
Mylan NV†	29,991	1,169,049

Multimedia — 0.9%
Twenty-First Century Fox, Inc., Class A	58,980	1,599,538
Twenty-First Century Fox, Inc., Class B	44,755	1,203,909
Viacom, Inc., Class B	19,475	677,535

		3,480,982

Networking Products — 2.2%
Cisco Systems, Inc.	280,678	8,849,777

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	33,949	2,028,453

Radio — 0.4%
Sirius XM Holdings, Inc.#	264,273	1,387,433

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	22,089	1,411,929

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	5,136	1,243,323

Retail - Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	23,832	559,099

Retail - Discount — 1.4%
Costco Wholesale Corp.	24,618	4,441,826
Dollar Tree, Inc.†	13,231	1,028,048

		5,469,874

Retail - Drug Store — 1.2%
Walgreens Boots Alliance, Inc.	60,498	4,901,548

Retail - Gardening Products — 0.1%
Tractor Supply Co.	7,327	404,084

Retail - Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	3,488	1,063,282

Retail - Restaurants — 1.3%
Starbucks Corp.	81,684	5,195,919

Semiconductor Components - Integrated Circuits — 1.8%
Analog Devices, Inc.	20,638	1,769,915
Maxim Integrated Products, Inc.	15,844	757,343
QUALCOMM, Inc.	82,785	4,741,097

		7,268,355

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	60,522	2,776,749
KLA-Tencor Corp.	8,784	913,536
Lam Research Corp.	9,127	1,416,237

		5,106,522

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 0.3%
Hasbro, Inc.	6,967	$733,346
Mattel, Inc.#	19,193	439,712

		1,173,058

Transport - Rail — 0.7%
CSX Corp.	51,925	2,812,777

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	6,239	532,686

Web Portals/ISP — 10.3%
Alphabet, Inc., Class A†	16,653	16,438,010
Alphabet, Inc., Class C†	19,445	18,761,703
Baidu, Inc. ADR†	15,424	2,870,406
Yahoo!, Inc.†	53,476	2,690,912

		40,761,031

X-Ray Equipment — 0.2%
Hologic, Inc.†#	15,654	677,975

Total Long-Term Investment Securities
(cost $170,067,948)		373,876,936

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	1,453,502	1,453,502

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.72% due 06/15/2017(3)	$900,000	899,742

Total Short-Term Investment Securities
(cost $2,353,251)		2,353,244

REPURCHASE AGREEMENTS — 4.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $19,218,048 collateralized by $19,130,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $19,603,238 (cost $19,218,000)	19,218,000	19,218,000

TOTAL INVESTMENTS
(cost $191,639,199)(4)	100.3%	395,448,180
Liabilities in excess of other assets	(0.3)	(1,048,218)

NET ASSETS	100.0%	$394,399,962

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $14,842,908. This was secured by collateral of $1,453,502, which was received in cash and subsequently invested in short-term investments currently valued at $1,453,502 as reported in the Portfolio of Investments. Additional collateral of $13,673,583 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

163

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$857,278
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	877,098
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	2,066,632
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	642,287
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	9,230,288
(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)
169	Long	NASDAQ 100 E-Mini Index	June 2017	$18,425,192	$19,581,185	$1,155,993

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$373,876,936	$—	$—	$373,876,936
Short-Term Investment Securities:
Registered Investment Companies	1,453,502	—	—	1,453,502
U.S. Government Treasuries	—	899,742	—	899,742
Repurchase Agreements	—	19,218,000	—	19,218,000

Total Investments at Value	$375,330,438	$20,117,742	$—	$395,448,180

Other Financial Instruments:†
Futures Contracts	$1,155,993	$—	$—	$1,155,993

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

164

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2017 — (unaudited)

Industry Allocation*

Applications Software	11.4%
Electronic Components — Semiconductors	10.6
E-Commerce/Products	8.0
Commercial Services — Finance	7.3
Internet Content — Entertainment	6.4
E-Commerce/Services	5.1
Semiconductor Components — Integrated Circuits	5.1
Registered Investment Companies	5.1
Web Portals/ISP	4.9
Computers	4.6
Semiconductor Equipment	3.5
Finance — Credit Card	2.9
Enterprise Software/Service	2.8
Computer Services	2.1
Electronic Components — Misc.	1.8
Computers — Memory Devices	1.7
Medical — Drugs	1.6
Internet Security	1.4
Entertainment Software	1.3
Photo Equipment & Supplies	1.2
Cable/Satellite TV	1.1
Electronic Forms	1.0
Time Deposits	0.9
Networking Products	0.9
Medical Products	0.8
Internet Application Software	0.8
Multimedia	0.6
Instruments — Controls	0.6
Publishing — Newspapers	0.5
Computer Aided Design	0.5
Data Processing/Management	0.5
Computers — Other	0.5
Medical Instruments	0.4
Retail — Apparel/Shoe	0.4
Aerospace/Defense	0.4
Electronic Connectors	0.4
Metal Processors & Fabrication	0.3
Telephone — Integrated	0.3
Electronic Measurement Instruments	0.3
Telecom Equipment — Fiber Optics	0.2
Electric Products — Misc.	0.2
E-Services/Consulting	0.2
Circuit Boards	0.2
Hazardous Waste Disposal	0.2
Real Estate Investment Trusts	0.2
Medical — Biomedical/Gene	0.2
Auto — Cars/Light Trucks	0.1
Computer Data Security	0.1
Auto/Truck Parts & Equipment — Original	0.1
Computer Software	0.1
Toys	0.1
Repurchase Agreements	0.1
Motion Pictures & Services	0.1
Computers — Integrated Systems	0.1

102.2%

*	Calculated as a percentage of net assets

165

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.2%
Advanced Materials — 0.0%
STR Holdings, Inc.†#	91,532	$16,476

Aerospace/Defense — 0.4%
Boeing Co.#	22,900	4,296,727

Applications Software — 11.3%
Dropbox, Inc., Class B†(2)(3)(4)	133,404	1,315,364
Intuit, Inc.	66,592	9,365,499
Microsoft Corp.#	633,825	44,266,338
Red Hat, Inc.†	250,704	22,455,557
salesforce.com, Inc.†#	242,144	21,705,788
ServiceNow, Inc.†#	199,669	20,895,361
Snap, Inc., Class A†(1)(3)(4)	38,823	782,264
Snap, Inc., Class B†(1)(3)(4)	38,823	782,264
Tableau Software, Inc., Class A†	103,115	6,394,161

		127,962,596

Auto-Cars/Light Trucks — 0.1%
Tesla, Inc.†#	4,611	1,572,397

Auto/Truck Parts & Equipment-Original — 0.1%
Hota Industrial Manufacturing Co., Ltd.	301,067	1,496,377

Cable/Satellite TV — 1.1%
Liberty Global PLC LiLAC, Class C†#	30,844	646,490
Liberty Global PLC, Class C†	412,800	12,268,416

		12,914,906

Circuit Boards — 0.2%
Silergy Corp.	105,000	2,073,540

Commercial Services-Finance — 7.3%
Automatic Data Processing, Inc.	42,530	4,353,796
Cardtronics PLC, Class A†#	11,664	399,492
Equifax, Inc.#	39,870	5,454,216
FleetCor Technologies, Inc.†	50,566	7,296,168
Global Payments, Inc.#	174,898	16,022,406
PayPal Holdings, Inc.†	263,120	13,737,495
Sabre Corp.#	276,600	6,204,138
Square, Inc., Class A†#	529,205	12,166,423
Total System Services, Inc.	99,477	5,923,855
TransUnion†	115,394	5,043,872
Vantiv, Inc., Class A†	14,450	906,304
WEX, Inc.†	45,507	4,648,995

		82,157,160

Computer Aided Design — 0.5%
Autodesk, Inc.†#	49,914	5,578,888

Computer Data Security — 0.1%
Fortinet, Inc.†	38,340	1,508,296

Computer Services — 2.1%
Accenture PLC, Class A#	34,377	4,278,905
Cognizant Technology Solutions Corp., Class A†	63,339	4,238,012
DXC Technology Co.	143,040	11,088,461
Genpact, Ltd†.	162,699	4,444,937

		24,050,315

Computer Software — 0.1%
Cloudera, Inc.†(1)(3)(4)	54,446	1,078,761
Cloudera, Inc.†	2,800	58,100

		1,136,861

Computers — 4.6%
Apple, Inc.	308,704	47,157,623
HP, Inc.	149,820	2,810,623

Security Description	Shares	Value (Note 2)

Computers (continued)
Quanta Computer, Inc.	746,000	$1,706,333

		51,674,579

Computers-Integrated Systems — 0.1%
VeriFone Systems, Inc.†#	33,600	614,544

Computers-Memory Devices — 1.7%
NetApp, Inc.	235,555	9,537,622
Pure Storage, Inc., Class A†#	83,528	1,080,852
Western Digital Corp.	92,502	8,330,730

		18,949,204

Computers-Other — 0.5%
Lumentum Holdings, Inc.†#	91,889	5,242,267

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	34,860	2,993,428
Fiserv, Inc.†	19,315	2,419,783

		5,413,211

E-Commerce/Products — 7.9%
Alibaba Group Holding, Ltd. ADR†	106,250	13,011,375
Amazon.com, Inc.†#	72,475	72,085,085
Flipkart, Ltd.†(2)(3)(4)	626	55,159
Rakuten, Inc.	102,100	1,240,872
Vipshop Holdings, Ltd. ADR†	184,722	2,285,011

		88,677,502

E-Commerce/Services — 4.5%
58.com, Inc. ADR†#	176,541	7,591,263
Ctrip.com International, Ltd. ADR†#	82,321	4,498,843
Expedia, Inc.#	30,354	4,364,298
GrubHub, Inc.†#	35,431	1,540,185
Just Eat PLC†	379,206	3,280,870
MercadoLibre, Inc.#	5,245	1,442,952
Priceline Group, Inc.†#	14,543	27,298,520
Quotient Technology, Inc.†#	43,625	479,875

		50,496,806

E-Services/Consulting — 0.2%
CDW Corp.#	38,775	2,333,479

Electric Products-Misc. — 0.2%
Nidec Corp.	25,645	2,541,344

Electronic Components-Misc. — 1.8%
Alps Electric Co., Ltd.#	57,600	1,617,481
Bizlink Holding, Inc.	177,602	1,310,803
Corning, Inc.	135,453	3,941,682
Flex, Ltd.†	403,420	6,963,029
Garmin, Ltd.	72,765	3,786,691
Land Mark Optoelectronics Corp.	130,976	1,306,320
Tongda Group Holdings, Ltd.#	6,410,000	1,809,677

		20,735,683

Electronic Components-Semiconductors — 10.6%
Broadcom, Ltd.	81,015	19,401,472
Cavium, Inc.†#	76,932	5,613,728
Intel Corp.	124,396	4,491,940
MACOM Technology Solutions Holdings, Inc.†#	143,216	8,731,880
Microchip Technology, Inc.#	171,964	14,324,601
Micron Technology, Inc.†#	617,255	18,992,937
Microsemi Corp.†	56,971	2,797,846
NVIDIA Corp.	85,235	12,303,672
Qorvo, Inc.†	16,535	1,288,903
Samsung Electronics Co., Ltd.	9,130	18,225,750
Skyworks Solutions, Inc.#	93,177	9,916,828

166

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Tower Semiconductor, Ltd.†	103,164	$2,616,239
Xilinx, Inc.	9,279	619,002

		119,324,798

Electronic Connectors — 0.4%
TE Connectivity, Ltd.#	49,500	3,903,075

Electronic Forms — 1.0%
Adobe Systems, Inc.†	76,215	10,811,860

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	32,300	1,948,982
Itron, Inc.†	20,843	1,410,029

		3,359,011

Electronic Parts Distribution — 0.0%
Tech Data Corp.†#	2,305	223,516

Enterprise Software/Service — 2.8%
Oracle Corp.	90,980	4,129,582
Paycom Software, Inc.†#	114,830	7,514,475
Workday, Inc., Class A†#	204,385	20,434,413

		32,078,470

Entertainment Software — 1.3%
Activision Blizzard, Inc.	68,015	3,984,318
Electronic Arts, Inc.†	46,197	5,235,506
NetEase, Inc. ADR	2,705	770,330
Nexon Co., Ltd.	79,600	1,502,877
Take-Two Interactive Software, Inc.†	45,280	3,474,787

		14,967,818

Finance-Credit Card — 2.9%
Alliance Data Systems Corp.#	30,508	7,356,394
MasterCard, Inc., Class A	31,270	3,842,457
Visa, Inc., Class A#	231,378	22,034,127

		33,232,978

Finance-Other Services — 0.0%
WageWorks, Inc.†#	3,309	234,112

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†#	25,200	2,060,604

Industrial Automated/Robotic — 0.0%
Cognex Corp.#	4,375	400,356

Instruments-Controls — 0.6%
Sensata Technologies Holding NV†#	155,200	6,274,736

Internet Application Software — 0.8%
Tencent Holdings, Ltd.	258,567	8,879,318

Internet Content-Entertainment — 6.4%
Facebook, Inc., Class A†	392,556	59,456,532
Netflix, Inc.†	72,917	11,890,575
Snap, Inc., Class A†#	40,600	861,126

		72,208,233

Internet Security — 1.4%
Palo Alto Networks, Inc.†#	31,500	3,735,585
Proofpoint, Inc.†#	102,215	8,790,490
VeriSign, Inc.†#	31,886	2,874,842

		15,400,917

Medical Instruments — 0.4%
Intuitive Surgical, Inc.†	5,260	4,811,217

Medical Products — 0.8%
Becton Dickinson and Co.	19,900	3,765,677

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Smith & Nephew PLC	313,668	$5,472,133

		9,237,810

Medical-Biomedical/Gene — 0.2%
Alexion Pharmaceuticals, Inc.†	19,000	1,862,570

Medical-Drugs — 1.6%
Grifols SA ADR	136,000	2,918,560
Roche Holding AG	25,832	7,089,098
Shire PLC ADR	47,000	8,117,840

		18,125,498

Metal Processors & Fabrication — 0.3%
Catcher Technology Co., Ltd.	356,000	3,763,689

Motion Pictures & Services — 0.1%
Kingpak Technology, Inc.	144,707	877,989

Multimedia — 0.6%
Twenty-First Century Fox, Inc., Class A	168,900	4,580,568
Walt Disney Co.#	23,200	2,504,208

		7,084,776

Networking Products — 0.9%
Arista Networks, Inc.†#	42,996	6,336,750
Cisco Systems, Inc.	127,435	4,018,026

		10,354,776

Photo Equipment & Supplies — 1.2%
Largan Precision Co., Ltd.	40,883	6,456,141
Sunny Optical Technology Group Co., Ltd.	836,785	6,518,129

		12,974,270

Publishing-Newspapers — 0.5%
News Corp., Class A#	444,900	5,952,762

Real Estate Investment Trusts — 0.2%
Equinix, Inc.#	4,400	1,940,444

Retail-Apparel/Shoe — 0.4%
Zalando SE†*	99,901	4,770,631

Semiconductor Components-Integrated Circuits — 5.1%
Cypress Semiconductor Corp.#	492,290	6,887,137
MaxLinear, Inc.†#	111,040	3,458,896
NXP Semiconductors NV†	161,966	17,800,063
QUALCOMM, Inc.#	437,389	25,049,268
Semiconductor Manufacturing International Corp.†#	709,899	747,929
Taiwan Semiconductor Manufacturing Co., Ltd.	550,780	3,717,156

		57,660,449

Semiconductor Equipment — 3.5%
Applied Materials, Inc.	284,475	13,051,713
ASML Holding NV	11,372	1,500,990
Chunghwa Precision Test Tech Co., Ltd.	27,000	1,207,321
KLA-Tencor Corp.	58,834	6,118,736
Lam Research Corp.	61,913	9,607,040
MKS Instruments, Inc.	24,608	2,011,704
Teradyne, Inc.	72,230	2,567,777
Tokyo Electron, Ltd.	24,200	3,428,424

		39,493,705

Telecom Equipment-Fiber Optics — 0.2%
Oclaro, Inc.†#	293,177	2,603,412

Telephone-Integrated — 0.3%
SoftBank Group Corp.	43,300	3,519,909

167

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Toys — 0.1%
Nintendo Co., Ltd.	3,668	$1,114,476

Web Portals/ISP — 4.8%
Alphabet, Inc., Class A†	12,608	12,445,231
Alphabet, Inc., Class C†	21,443	20,689,493
Baidu, Inc. ADR†	42,493	7,907,947
Yahoo!, Inc.†	267,000	13,435,440

		54,478,111

Total Common Stocks
(cost $833,377,808)		1,075,429,454

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Applications Software — 0.1%
Dropbox, Inc., Series A-1†(2)(3)(4)	119,521	1,178,477
Dropbox, Inc., Series A†(2)(3)(4)	12,378	122,047

		1,300,524

E-Commerce/Products — 0.1%
Flipkart, Ltd., Series A†(2)(3)(4)	216	19,032
Flipkart, Ltd., Series C†(2)(3)(4)	377	33,219
Flipkart, Ltd., Series E†(2)(3)(4)	700	61,679
Flipkart, Ltd., Series G†(2)(3)(4)	4,085	489,220

		603,150

E-Commerce/Services — 0.6%
Airbnb, Inc., Series E†(2)(3)(4)	26,943	2,829,015
Uber Technologies, Inc., Series D†(2)(3)(4)	86,516	4,113,498
Xiaoju Kuaizhi, Inc., Series A-17†(2)(3)(4)	11,731	597,485

		7,539,998

Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(2)(3)(4)	205,650	1,344,951

Total Convertible Preferred Securities
(cost $7,478,674)		10,788,623

Total Long-Term Investment Securities
(cost $840,856,482)		1,086,218,077

SHORT-TERM INVESTMENT SECURITIES — 6.0%
Registered Investment Companies — 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72%(5)	637,336	637,336
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(5)(6)	22,932,955	22,932,955
T. Rowe Price Government Reserve Fund 0.84%(5)	33,766,755	33,766,755

		57,337,046

Time Deposits — 0.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$10,423,000	10,423,000

Total Short-Term Investment Securities
(cost $67,760,046)		67,760,046

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $904,002 collateralized by $875,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $924,867 (cost $904,000)	904,000	904,000

TOTAL INVESTMENTS
(cost $909,520,528)(7)	102.2%	1,154,882,123
Liabilities in excess of other assets	(2.2)	(24,723,105)

NET ASSETS	100.0%	$1,130,159,018

†	Non-income producing security.
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $4,770,631 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $14,802,435 representing 1.3% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2017, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Cloudera, Inc.	02/05/2014	54,446	$792,733	$1,078,761	$19.81	0.10%
Dropbox, Inc., Class B	05/01/2012	133,404	1,207,526	1,315,364	9.86	0.12
Flipkart, Ltd.	03/19/2015	626	71,363	55,159	88.11	0.00
Snap, Inc., Class A	05/06/2016	38,823	596,321	782,264	20.15	0.07
Snap, Inc., Class B	05/06/2016	38,823	596,321	782,264	20.15	0.07
Convertible Preferred Securities
Airbnb, Inc. Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,829,015	105.00	0.25

Dropbox, Inc. Series A-1	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	1,178,477	9.86	0.10

Dropbox, Inc. Series A	05/01/2012	12,378	112,010	122,047	9.86	0.01
Flipkart, Ltd. Series A	03/19/2015	216	24,624	19,032	88.11	0.00
Flipkart, Ltd. Series C	03/19/2015	377	42,978	33,219	88.11	0.00
Flipkart, Ltd. Series E	03/19/2015	700	79,799	61,679	88.11	0.01
Flipkart, Ltd. Series G	12/17/2014	4,085	489,220	489,220	119.76	0.04
Pinterest, Inc. Series G	03/19/2015	205,650	1,476,380	1,344,951	6.54	0.12
Uber Technologies, Inc. Series D	06/05/2014	86,516	1,342,127	4,113,498	47.55	0.36
Xiaoju Kuaizhi, Inc. Series A-17	10/19/2015	11,731	321,737	597,485	50.93	0.06

				$14,802,435		1.31%

168

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

(5)	The rate shown is the 7-day yield as of May 31, 2017.
(6)	At May 31, 2017, the Fund had loaned securities with a total value of $244,069,849. This was secured by collateral of $22,932,955, which was received in cash and subsequently invested in short-term investments currently valued at $22,932,955 as reported in the Portfolio of Investments. Additional collateral of $226,782,640 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$19,181,828
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	19,625,320
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	46,241,455
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	14,806,279
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	126,927,758
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$125,082,704	$1,564,528	$1,315,364	$127,962,596
Computer Software	58,100	1,078,761	—	1,136,861
E-Commerce/Products	88,622,343	—	55,159	88,677,502
Other Industries	857,652,495	—	—	857,652,495
Convertible Preferred Securities	—	—	10,788,623	10,788,623
Short-Term Investment Securities:
Registered Investment Companies	57,337,046	—	—	57,337,046
Time Deposits	—	10,423,000	—	10,423,000
Repurchase Agreements	—	904,000	—	904,000

Total Investments at Value	$1,128,752,688	$13,970,289	$12,159,146	$1,154,882,123

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2016 . . . . . . . . .	$1,135,546	$13,736,445
Accrued discounts . . . . . . . . . . . . . .	—	—
Accrued premiums . . . . . . . . . . . . . .	—	—
Realized Gain . . . . . . . . . . . . . . . . . .	7,429	—
Realized Loss . . . . . . . . . . . . . . . . . .		—
Change in unrealized appreciation(1) .	270,265	652,675
Change in unrealized depreciation(1) .	(12,477)	(336,411)
Net Purchases . . . . . . . . . . . . . . . . .	—	—
Net Sales . . . . . . . . . . . . . . . . . . . . .	(30,240)	(3,264,086)
Transfers into Level 3 . . . . . . . . . . . .	—	—
Transfers out of Level 3 . . . . . . . . . .	—	—

Balance as of 05/31/2017 . . . . . . . . .	$1,370,523	$10,788,623

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2017 includes:

Common Stocks	Convertible Preferred Securities
$254,776	$345,855

See Notes to Financial Statements

169

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/17	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$55,159	Market Approach	Transaction Price*	$88.1100

	$1,315,364	Market Approach with Option Pricing Method (“OPM”)	Transaction Price* Estimated Revenue Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years Risk-free rate	$8.1500 5.0x - 7.3x (6.15x) 10.0% 38.0% 2.08 1.29%

Convertible Preferred Securities	$4,029,650	Market Approach	Transaction Price*	$50.9321 - $119.76 ($90.0037)

	$1,344,951	Market Approach	Enterprise Value/Revenue Multiple* Discount for Lack of Marketability	6.6x 10.0%

	$4,113,498	Market Approach and Income Approach	Market Transaction Price* Enterprise Value/ Gross Profit Multiple 2019 Estimated Enterprise Value/EBITDA Multiple* Discount for Lack of Marketability	$48.7722 12.2x 24.6x 10.0%

	$1,300,524	Market Approach with Option Pricing Method (“OPM”)	Transaction Price* Estimated Revenue Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years Risk-free rate	$8.1500 5.0x - 7.3x (6.15x) 10.0% 38.0% 2.08 1.29%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

170

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	9.1%
Commercial Services-Finance	5.3
Electronic Components-Semiconductors	5.3
Retail-Restaurants	4.4
Registered Investment Companies	4.1
Medical Instruments	3.3
Medical-Drugs	3.2
Internet Telephone	3.2
Banks-Commercial	2.8
Distribution/Wholesale	2.6
Internet Security	2.6
Computer Software	2.4
Networking Products	2.0
Entertainment Software	2.0
Schools	2.0
Enterprise Software/Service	1.9
Medical Products	1.9
Transactional Software	1.8
Food-Confectionery	1.7
Chemicals-Specialty	1.6
Repurchase Agreements	1.6
Computers-Other	1.6
Medical-HMO	1.5
Web Hosting/Design	1.4
Aerospace/Defense-Equipment	1.4
Food-Misc./Diversified	1.4
Medical-Outpatient/Home Medical	1.3
Gambling (Non-Hotel)	1.3
Building Products-Doors & Windows	1.3
Retail-Apparel/Shoe	1.3
Machinery-General Industrial	1.2
Retail-Catalog Shopping	1.2
Advanced Materials	1.2
Airlines	1.2
Computer Services	1.2
Retail-Automobile	1.2
Recreational Centers	1.2
Building Products-Cement	1.1
Data Processing/Management	1.1
Electronic Measurement Instruments	1.1
Electric Products-Misc.	1.1
Retail-Misc./Diversified	1.1
Auction Houses/Art Dealers	1.1
Footwear & Related Apparel	1.0
Therapeutics	1.0
Retail-Discount	1.0
Applications Software	1.0
Banks-Mortgage	0.9
Finance-Investment Banker/Broker	0.9
Machinery-Electrical	0.9
Recreational Vehicles	0.9
Finance-Other Services	0.8
Motion Pictures & Services	0.7
Oil Companies-Exploration & Production	0.7
Semiconductor Components-Integrated Circuits	0.6
Insurance-Life/Health	0.6
Semiconductor Equipment	0.5
Diversified Minerals	0.3

104.1%

*	Calculated as a percentage of net assets

171

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advanced Materials — 1.2%
Hexcel Corp.	26,403	$1,357,906

Aerospace/Defense-Equipment — 1.4%
HEICO Corp., Class A	24,817	1,554,785

Airlines — 1.2%
Azul SA ADR†#	61,410	1,354,705

Applications Software — 1.0%
MINDBODY, Inc., Class A†	40,070	1,123,964

Auction Houses/Art Dealers — 1.1%
Ritchie Bros. Auctioneers, Inc.	38,159	1,184,455

Banks-Commercial — 2.8%
Home BancShares, Inc.#	43,070	1,008,269
Texas Capital Bancshares, Inc.†	9,040	663,536
Webster Financial Corp.	10,920	532,022
Western Alliance Bancorp†	20,983	959,343

		3,163,170

Banks-Mortgage — 0.9%
Walker & Dunlop, Inc.†	22,350	1,043,969

Building Products-Cement — 1.1%
Eagle Materials, Inc.	13,710	1,292,853

Building Products-Doors & Windows — 1.3%
Apogee Enterprises, Inc.#	26,733	1,424,334

Chemicals-Specialty — 1.6%
Ashland Global Holdings, Inc.	13,550	901,617
Chemours Co.	23,560	942,164

		1,843,781

Commercial Services-Finance — 5.3%
Euronet Worldwide, Inc.†	24,508	2,137,833
LendingTree, Inc.†#	9,873	1,536,239
Square, Inc., Class A†	60,510	1,391,125
WEX, Inc.†	9,070	926,591

		5,991,788

Computer Services — 1.2%
WNS Holdings, Ltd. ADR†	39,890	1,328,337

Computer Software — 2.4%
Cornerstone OnDemand, Inc.†	19,300	721,048
InterXion Holding NV†	44,344	1,971,091

		2,692,139

Computers-Other — 1.6%
Lumentum Holdings, Inc.†#	31,354	1,788,746

Data Processing/Management — 1.1%
Fair Isaac Corp.	9,380	1,244,351

Distribution/Wholesale — 2.6%
Beacon Roofing Supply, Inc.†	38,410	1,852,514
H&E Equipment Services, Inc.	54,690	1,087,784

		2,940,298

Diversified Minerals — 0.3%
US Silica Holdings, Inc.#	9,560	363,280

Electric Products-Misc. — 1.1%
Littelfuse, Inc.	7,592	1,229,524

Electronic Components-Semiconductors — 5.3%
Cavium, Inc.†#	15,978	1,165,915
Monolithic Power Systems, Inc.	16,685	1,638,467
Tower Semiconductor, Ltd.†	122,686	3,111,317

		5,915,699

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 1.1%
Orbotech, Ltd.†	34,580	$1,233,814

Enterprise Software/Service — 1.9%
Ultimate Software Group, Inc.†#	9,740	2,150,008

Entertainment Software — 2.0%
Take-Two Interactive Software, Inc.†	29,178	2,239,120

Finance-Investment Banker/Broker — 0.9%
Evercore Partners, Inc., Class A#	15,190	1,029,882

Finance-Other Services — 0.8%
WageWorks, Inc.†	12,570	889,328

Food-Confectionery — 1.7%
Hostess Brands, Inc.†#	119,540	1,881,560

Food-Misc./Diversified — 1.4%
Pinnacle Foods, Inc.	16,699	1,040,515
Snyder’s-Lance, Inc.#	13,782	506,488

		1,547,003

Footwear & Related Apparel — 1.0%
Steven Madden, Ltd.†	30,015	1,178,089

Gambling (Non-Hotel) — 1.3%
Red Rock Resorts, Inc., Class A	62,700	1,482,228

Insurance-Life/Health — 0.6%
Primerica, Inc.	9,560	690,232

Internet Security — 2.6%
Proofpoint, Inc.†#	34,102	2,932,772

Internet Telephone — 3.2%
RingCentral, Inc., Class A†	103,841	3,540,978

Machinery-Electrical — 0.9%
BWX Technologies, Inc.	20,900	1,015,740

Machinery-General Industrial — 1.2%
Welbilt, Inc.†#	71,900	1,390,546

Medical Instruments — 3.3%
AtriCure, Inc.†#	45,837	957,535
Integra LifeSciences Holdings Corp.†#	21,300	1,072,455
iRhythm Technologies, Inc.†	7,090	245,881
NuVasive, Inc.†	19,170	1,438,325

		3,714,196

Medical Products — 1.9%
NxStage Medical, Inc.†	51,994	1,126,190
Wright Medical Group NV†	37,130	992,114

		2,118,304

Medical-Biomedical/Gene — 9.1%
Bluebird Bio, Inc.†#	14,588	1,099,206
Blueprint Medicines Corp.†	19,252	690,762
Celyad SA ADR†	11,716	523,588
Exact Sciences Corp.†#	29,910	1,090,818
Five Prime Therapeutics, Inc.†	21,992	621,274
Kite Pharma, Inc.†#	15,350	1,110,112
Ligand Pharmaceuticals, Inc.†#	10,469	1,133,583
Lion Biotechnologies, Inc.†#	83,428	429,654
Loxo Oncology, Inc.†#	39,739	1,814,085
Sage Therapeutics, Inc.†#	14,478	957,141
Spark Therapeutics, Inc.†#	13,870	706,399

		10,176,622

Medical-Drugs — 3.2%
Amicus Therapeutics, Inc.†#	159,017	1,275,316
Eagle Pharmaceuticals, Inc.†#	13,410	978,260
Ignyta, Inc.†	121,957	859,797
Immune Design Corp.†	62,272	463,926

		3,577,299

172

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-HMO — 1.5%
WellCare Health Plans, Inc.†	9,539	$1,638,800

Medical-Outpatient/Home Medical — 1.3%
Amedisys, Inc.†	25,207	1,510,403

Motion Pictures & Services — 0.7%
IMAX Corp.†	32,465	813,248

Networking Products — 2.0%
LogMeIn, Inc.	20,620	2,288,820

Oil Companies-Exploration & Production — 0.7%
Diamondback Energy, Inc.†#	7,984	740,596

Recreational Centers — 1.2%
Planet Fitness, Inc., Class A	59,510	1,300,293

Recreational Vehicles — 0.9%
LCI Industries#	11,190	995,910

Retail-Apparel/Shoe — 1.3%
Burlington Stores, Inc.†	14,551	1,423,815

Retail-Automobile — 1.2%
Lithia Motors, Inc., Class A#	14,529	1,319,960

Retail-Catalog Shopping — 1.2%
MSC Industrial Direct Co., Inc., Class A	16,380	1,374,937

Retail-Discount — 1.0%
Ollie’s Bargain Outlet Holdings, Inc.†#	27,329	1,124,588

Retail-Misc./Diversified — 1.1%
Five Below, Inc.†#	23,505	1,205,806

Retail-Restaurants — 4.4%
Bob Evans Farms, Inc.	25,900	1,823,619
Dave & Buster’s Entertainment, Inc.†	24,630	1,642,821
Wendy’s Co.	90,050	1,456,108

		4,922,548

Schools — 2.0%
Grand Canyon Education, Inc.†#	28,164	2,208,058

Semiconductor Components-Integrated Circuits — 0.6%
Cypress Semiconductor Corp.#	52,180	729,998

Semiconductor Equipment — 0.5%
MKS Instruments, Inc.	7,160	585,330

Therapeutics — 1.0%
GW Pharmaceuticals PLC ADR†	9,600	946,656
Vital Therapies, Inc.†	82,354	218,238

		1,164,894

Transactional Software — 1.8%
Black Knight Financial Services, Inc., Class A†#	49,561	1,975,006

Web Hosting/Design — 1.4%
Wix.com, Ltd.†	21,940	1,616,978

Total Long-Term Investment Securities
(cost $93,008,987)		110,565,793

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Registered Investment Companies — 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2) (cost $4,606,749)	4,606,749	4,606,749

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $1,794,004 collateralized by $1,835,000 of United States Treasury Bonds, bearing interest at 2.88% due 11/15/2046 and having an approximate value of $1,830,249 (cost $1,794,000)	$1,794,000	$1,794,000

TOTAL INVESTMENTS
(cost $99,409,736)(3)	104.1%	116,966,542
Liabilities in excess of other assets	(4.1)	(4,575,626)

NET ASSETS	100.0%	$112,390,916

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $24,733,885. This was secured by collateral of $4,606,749, which was received in cash and subsequently invested in short-term investments currently valued at $4,606,749 as reported in the Portfolio of Investments. Additional collateral of $20,670,624 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$740,470
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	757,590
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	1,785,044
United States Treasury Bills	0.00%	06/15/2017 to 03/01/2018	1,138,140
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	16,249,380

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

173

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$110,565,793	$—	$—	$110,565,793
Short-Term Investment Securities:
Registered Investment Companies	4,606,749	—	—	4,606,749
Repurchase Agreements	—	1,794,000	—	1,794,000

Total Investments at Value	$115,172,542	$1,794,000	$—	$116,966,542

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

174

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	10.4%
Registered Investment Companies	6.5
Real Estate Investment Trusts	4.0
Retail — Restaurants	2.6
Repurchase Agreements	2.6
Enterprise Software/Service	2.4
Garden Products	2.1
Electric — Integrated	2.1
Medical — Drugs	2.0
Distribution/Wholesale	2.0
Machinery — General Industrial	1.8
Recreational Vehicles	1.7
Medical Products	1.7
Transport — Truck	1.7
Chemicals — Specialty	1.7
Commercial Services	1.7
Miscellaneous Manufacturing	1.7
Insurance — Property/Casualty	1.5
Computer Software	1.5
Medical — HMO	1.5
Medical — Biomedical/Gene	1.5
Real Estate Management/Services	1.3
Metal Processors & Fabrication	1.3
Oil Companies — Exploration & Production	1.3
Consumer Products — Misc.	1.3
Drug Delivery Systems	1.2
Multimedia	1.1
Applications Software	1.1
Retail — Apparel/Shoe	1.1
Auto/Truck Parts & Equipment — Original	1.1
Medical Information Systems	1.1
Physical Therapy/Rehabilitation Centers	1.0
E-Commerce/Services	1.0
Food — Wholesale/Distribution	0.9
Finance — Investment Banker/Broker	0.9
Electronic Components — Semiconductors	0.9
Semiconductor Equipment	0.9
Savings & Loans/Thrifts	0.8
Gas — Distribution	0.8
Theaters	0.8
Auction Houses/Art Dealers	0.7
Investment Management/Advisor Services	0.7
Commercial Services — Finance	0.7
Oil — Field Services	0.7
Oil & Gas Drilling	0.7
Oil Field Machinery & Equipment	0.7
Internet Security	0.7
Food — Misc./Diversified	0.7
Identification Systems	0.7
Web Hosting/Design	0.7
Containers — Metal/Glass	0.7
Machine Tools & Related Products	0.7
Food — Catering	0.7
Computer Aided Design	0.6
Disposable Medical Products	0.6
Apparel Manufacturers	0.5
Non-Hazardous Waste Disposal	0.5
Electronic Measurement Instruments	0.5
Office Furnishings — Original	0.4
Finance — Consumer Loans	0.4
Educational Software	0.4
Golf	0.4
Diagnostic Equipment	0.4
Power Converter/Supply Equipment	0.4
Diversified Manufacturing Operations	0.4
Building Products — Doors & Windows	0.4
Financial Guarantee Insurance	0.4
Aerospace/Defense	0.3
Building & Construction Products — Misc.	0.3

Health Care Cost Containment	0.3
Hazardous Waste Disposal	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Building Products — Air & Heating	0.3
Computer Services	0.3
Rubber/Plastic Products	0.3
Steel Pipe & Tube	0.3
Security Services	0.3
Consulting Services	0.3
Medical Instruments	0.3
Home Furnishings	0.3
E-Commerce/Products	0.3
Aerospace/Defense — Equipment	0.3
Electric Products — Misc.	0.2
Footwear & Related Apparel	0.2
Finance — Other Services	0.2
Medical — Hospitals	0.2
Finance — Mortgage Loan/Banker	0.2
Transport — Services	0.2
Environmental Monitoring & Detection	0.2
Cable/Satellite TV	0.2
Electronic Components — Misc.	0.2
Retail — Misc./Diversified	0.2
Retail — Building Products	0.2
Food — Canned	0.2
Advanced Materials	0.2
Real Estate Operations & Development	0.2
Food — Flour & Grain	0.2
Therapeutics	0.2
Computers — Integrated Systems	0.2
Telecom Equipment — Fiber Optics	0.2
E-Marketing/Info	0.2
Machinery — Pumps	0.2
Machinery — Electrical	0.2
Internet Application Software	0.2
Retail — Arts & Crafts	0.2
Brewery	0.2
Industrial Audio & Video Products	0.2
Computer Graphics	0.1
Retail — Discount	0.1
Human Resources	0.1
Water	0.1
Retail — Home Furnishings	0.1
Casino Hotels	0.1
Medical Imaging Systems	0.1
Finance — Leasing Companies	0.1
Building — Residential/Commercial	0.1
Auto Repair Centers	0.1
Gold Mining	0.1
Hotels/Motels	0.1
Internet Connectivity Services	0.1
Capacitors	0.1
Retail — Automobile	0.1
Food — Retail	0.1
Transport — Equipment & Leasing	0.1
Instruments — Controls	0.1
Travel Services	0.1
Independent Power Producers	0.1
Containers — Paper/Plastic	0.1
Specified Purpose Acquisitions	0.1
Telecom Services	0.1
Publishing — Books	0.1
Medical Laser Systems	0.1
Energy — Alternate Sources	0.1
Publishing — Newspapers	0.1
Diagnostic Kits	0.1
Engineering/R&D Services	0.1
Machinery — Farming	0.1
Chemicals — Plastics	0.1

175

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Seismic Data Collection	0.1%
MRI/Medical Diagnostic Imaging	0.1
Internet Telephone	0.1
Wireless Equipment	0.1
Retail — Sporting Goods	0.1
Schools	0.1
Finance — Commercial	0.1
Agricultural Operations	0.1
Steel — Producers	0.1
Auto — Cars/Light Trucks	0.1
Chemicals — Diversified	0.1
Storage/Warehousing	0.1
Agricultural Chemicals	0.1
Paper & Related Products	0.1
Pollution Control	0.1
Computers — Periphery Equipment	0.1
Radio	0.1
Telecommunication Equipment	0.1
Textile — Apparel	0.1
Recreational Centers	0.1
Telephone — Integrated	0.1
Insurance — Reinsurance	0.1
Building & Construction — Misc.	0.1
Semiconductor Components — Integrated Circuits	0.1
Insurance — Life/Health	0.1
Pharmacy Services	0.1
Environmental Consulting & Engineering	0.1
Metal — Diversified	0.1
Web Portals/ISP	0.1
Funeral Services & Related Items	0.1
Internet Content — Entertainment	0.1
Housewares	0.1

105.8%

*	Calculated as a percentage of net assets

176

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.6%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	13,000	$272,090
Hexcel Corp.	5,800	298,294

		570,384

Advertising Agencies — 0.0%
Tremor Video, Inc.†	60,000	139,800

Aerospace/Defense — 0.3%
Air Industries Group†#	25,800	57,276
Teledyne Technologies, Inc.†	7,700	1,012,627

		1,069,903

Aerospace/Defense-Equipment — 0.3%
CPI Aerostructures, Inc.†	8,000	60,000
LMI Aerospace, Inc.†	6,100	84,973
Moog, Inc., Class A†	5,600	392,224
Triumph Group, Inc.#	7,500	244,500

		781,697

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	95,000	203,300

Agricultural Operations — 0.1%
Cadiz, Inc.†#	14,400	218,160

Apparel Manufacturers — 0.5%
Carter’s, Inc.	16,020	1,316,203
Delta Apparel, Inc.†	10,500	198,240
Lakeland Industries, Inc.†#	14,000	161,000

		1,675,443

Applications Software — 1.1%
Brightcove, Inc.†	9,000	53,550
BSQUARE Corp.†	15,000	75,750
Descartes Systems Group, Inc.†	25,700	643,785
Five9, Inc.†	20,771	466,724
PDF Solutions, Inc.†	14,540	236,130
Tableau Software, Inc., Class A†#	22,421	1,390,326
Twilio, Inc., Class A†#	13,100	318,461
Upland Software, Inc.†#	10,000	222,400

		3,407,126

Athletic Equipment — 0.0%
Nautilus, Inc.†#	5,400	98,010

Auction Houses/Art Dealers — 0.7%
KAR Auction Services, Inc.	43,797	1,908,235
Ritchie Bros. Auctioneers, Inc.	13,000	403,520

		2,311,755

Audio/Video Products — 0.0%
VOXX International Corp.†	5,000	29,000

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	7,225	358,360

Auto - Cars/Light Trucks — 0.1%
REV Group, Inc.#	7,794	209,269

Auto/Truck Parts & Equipment - Original — 1.1%
Allison Transmission Holdings, Inc.	59,883	2,318,670
Gentherm, Inc.†#	17,970	677,469
SORL Auto Parts, Inc.†#	15,300	133,416
Spartan Motors, Inc.	21,600	185,760
Strattec Security Corp.	1,500	53,325

		3,368,640

Auto/Truck Parts & Equipment - Replacement — 0.3%
Commercial Vehicle Group, Inc.†	18,700	151,096
Douglas Dynamics, Inc.#	27,665	842,399

		993,495

Security Description	Shares	Value (Note 2)

Banks - Commercial — 10.4%
1st Constitution Bancorp.	6,400	$110,720
AmeriServ Financial, Inc.	22,000	92,400
Anchor Bancorp, Inc.†	3,000	75,000
Associated Banc-Corp.	85,619	2,042,013
Atlantic Capital Bancshares, Inc.†	11,792	218,742
Bank of Commerce Holdings	7,640	82,894
Bank of N.T. Butterfield & Son, Ltd.	9,520	313,970
BankUnited, Inc.	87,389	2,897,819
Blue Hills Bancorp, Inc.	8,691	156,438
BNC Bancorp#	12,337	389,232
Bridge Bancorp, Inc.	9,600	319,200
C&F Financial Corp.	3,000	144,450
Capital Bank Financial Corp., Class A	11,510	427,021
Chemical Financial Corp.	2,022	90,929
Chemung Financial Corp.	5,500	206,690
Citizens Holding Co.	4,500	106,875
Codorus Valley Bancorp, Inc.	3,150	81,270
Commerce Bancshares, Inc.#	23,622	1,264,486
CU Bancorp†	3,108	111,888
East West Bancorp, Inc.	8,324	455,573
Eastern Virginia Bankshares, Inc.	12,000	130,320
FB Financial Corp.†#	6,700	228,939
First Bancorp, Inc.	7,165	180,056
First Bancshares, Inc.#	3,500	97,825
First Financial Bancorp#	45,962	1,151,348
First Hawaiian, Inc.#	63,929	1,761,883
First Horizon National Corp.#	117,441	1,989,451
First Republic Bank	5,943	547,350
Glacier Bancorp, Inc.#	38,117	1,229,654
Great Western Bancorp, Inc.	39,346	1,489,640
Guaranty Bancorp	6,500	164,125
Heritage Commerce Corp.	14,821	199,491
Heritage Financial Corp.	243	5,796
Home BancShares, Inc.	17,900	419,039
Hope Bancorp, Inc.	14,100	245,481
IBERIABANK Corp.	28,960	2,235,712
Kearny Financial Corp.	10,500	146,475
Live Oak Bancshares, Inc.#	8,767	214,353
MBT Financial Corp.	15,300	155,295
MidSouth Bancorp, Inc.	9,800	139,650
Northrim BanCorp, Inc.	7,100	210,870
Ohio Valley Banc Corp.	6,400	218,560
Pacific Continental Corp.	5,066	119,304
Park Sterling Corp.	21,690	251,821
Penns Woods Bancorp, Inc.	3,200	126,400
Peoples Bancorp of North Carolina, Inc.	5,500	150,865
Pinnacle Financial Partners, Inc.	4,800	288,720
Popular, Inc.	9,600	357,120
Premier Financial Bancorp, Inc.	4,714	93,149
Prosperity Bancshares, Inc.#	7,900	494,856
Seacoast Banking Corp. of Florida†	15,024	338,941
Shore Bancshares, Inc.	8,000	127,440
Simmons First National Corp., Class A#	4,100	208,075
Southern National Bancorp of Virginia, Inc.	7,500	128,325
Sussex Bancorp#	6,000	150,600
Synovus Financial Corp.	11,290	461,535
Texas Capital Bancshares, Inc.†	8,650	634,910
Towne Bank	12,700	368,300
TriState Capital Holdings, Inc.†	7,400	171,680
United Security Bancshares	23,355	219,537
Unity Bancorp, Inc.	11,000	175,450
Webster Financial Corp.#	9,115	444,083
Western Alliance Bancorp†	60,713	2,775,798
Western New England Bancorp, Inc.	8,000	79,600
Wintrust Financial Corp.#	20,126	1,383,864

		32,299,296

177

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Beverages - Non-alcoholic — 0.0%
Primo Water Corp.†	10,000	$122,900

Brewery — 0.2%
Boston Beer Co., Inc., Class A†#	2,200	314,050
Craft Brew Alliance, Inc.†#	9,200	153,640

		467,690

Building & Construction Products - Misc. — 0.3%
Aspen Aerogels, Inc.†	28,200	127,464
Gibraltar Industries, Inc.†	12,055	374,911
Louisiana-Pacific Corp.†	10,600	236,168
Quanex Building Products Corp.#	14,709	303,005

		1,041,548

Building & Construction - Misc. — 0.1%
Comfort Systems USA, Inc.	4,700	161,915

Building Products - Air & Heating — 0.3%
AAON, Inc.#	7,725	279,452
Lennox International, Inc.	3,600	637,560

		917,012

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc.	600	134,460

Building Products - Doors & Windows — 0.4%
JELD-WEN Holding, Inc.†	28,325	884,873
PGT Innovations , Inc.†	20,990	240,336

		1,125,209

Building - Heavy Construction — 0.0%
Orion Group Holdings, Inc.†	16,100	114,793

Building - Residential/Commercial — 0.1%
CalAtlantic Group, Inc.#	2,560	92,263
TRI Pointe Group, Inc.†	22,517	278,535

		370,798

Cable/Satellite TV — 0.2%
Cable One, Inc.#	827	594,282

Capacitors — 0.1%
KEMET Corp.†	23,929	330,220

Casino Hotels — 0.1%
Monarch Casino & Resort, Inc.†	13,156	396,653

Casino Services — 0.0%
Gaming Partners International Corp.	8,967	92,808

Chemicals - Diversified — 0.1%
BioAmber, Inc.†#	35,000	72,800
Codexis, Inc.†	33,000	132,000

		204,800

Chemicals - Plastics — 0.1%
PolyOne Corp.	7,200	268,848

Chemicals - Specialty — 1.7%
GCP Applied Technologies, Inc.†	54,489	1,640,119
Minerals Technologies, Inc.	5,900	424,505
Oil-Dri Corp. of America	4,900	168,903
Quaker Chemical Corp.#	9,433	1,314,866
Univar, Inc.†	11,840	360,173
Valvoline, Inc.	59,467	1,330,276

		5,238,842

Coal — 0.0%
Westmoreland Coal Co.†	13,000	85,410

Commercial Services — 1.7%
Collectors Universe, Inc.	7,200	180,360
CoreLogic, Inc.†	37,124	1,607,469

Security Description	Shares	Value (Note 2)

Commercial Services (continued)
Emerald Expositions Events, Inc.†	26,440	$541,491
Healthcare Services Group, Inc.	3,600	172,332
HMS Holdings Corp.†	30,800	561,176
Intersections, Inc.†	12,500	59,625
Performant Financial Corp.†	50,000	111,000
ServiceMaster Global Holdings, Inc.†#	47,377	1,790,851
Team, Inc.†#	7,900	202,635

		5,226,939

Commercial Services - Finance — 0.7%
Liberty Tax, Inc.	9,000	126,900
Morningstar, Inc.	27,194	1,990,057
PRGX Global, Inc.†	26,500	177,550

		2,294,507

Communications Software — 0.0%
Seachange International, Inc.†	54,500	133,525

Computer Aided Design — 0.6%
Aspen Technology, Inc.†#	27,818	1,701,349
Exa Corp.†	10,049	139,580

		1,840,929

Computer Graphics — 0.1%
CyberArk Software, Ltd.†	9,190	450,402

Computer Services — 0.3%
Computer Task Group, Inc.	19,600	108,192
CSRA, Inc.	15,700	473,512
DMC Global, Inc.	9,000	113,850
StarTek, Inc.†	18,100	204,530

		900,084

Computer Software — 1.5%
Blackbaud, Inc.#	19,828	1,640,371
Cloudera, Inc.†(3)(4)(5)	6,715	133,047
Cloudera, Inc.†	800	16,600
Computer Modelling Group, Ltd.	10,700	81,031
Concurrent Computer Corp.	13,902	93,421
Guidance Software, Inc.†	18,773	120,335
Splunk, Inc.†#	21,592	1,322,294
SS&C Technologies Holdings, Inc.	32,700	1,228,866

		4,635,965

Computers - Integrated Systems — 0.2%
Agilysys, Inc.†	13,000	128,830
Echelon Corp.†	11,200	76,720
NCI, Inc., Class A†	10,000	191,000
Radisys Corp.†	36,000	135,720

		532,270

Computers - Periphery Equipment — 0.1%
Key Tronic Corp.†	9,633	65,215
TransAct Technologies, Inc.	15,000	128,250

		193,465

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	10,900	429,896
CRA International, Inc.	7,700	266,189
Information Services Group, Inc.†#	42,400	154,760

		850,845

Consumer Products - Misc. — 1.3%
CSS Industries, Inc.	4,500	119,655
Spectrum Brands Holdings, Inc.#	28,022	3,767,558

		3,887,213

Containers - Metal/Glass — 0.7%
Crown Holdings, Inc.†#	35,889	2,072,231

178

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers - Paper/Plastic — 0.1%
Multi-Color Corp.	3,350	$287,765

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.†	3,421	11,289

Data Processing/Management — 0.0%
Innodata, Inc.†	52,600	99,940

Diagnostic Equipment — 0.4%
VWR Corp.†#	37,521	1,240,444

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,623	273,297

Diamonds/Precious Stones — 0.0%
Petra Diamonds, Ltd.†	36,585	61,138

Direct Marketing — 0.0%
EVINE Live, Inc.†#	90,000	113,400

Disposable Medical Products — 0.6%
ICU Medical, Inc.†#	7,059	1,138,617
STERIS PLC	8,900	690,284

		1,828,901

Distribution/Wholesale — 2.0%
Core-Mark Holding Co., Inc.#	13,900	473,295
Educational Development Corp.#	11,000	108,350
Houston Wire & Cable Co.	14,739	95,804
Pool Corp.	28,899	3,442,738
SiteOne Landscape Supply, Inc.†	7,300	388,214
Watsco, Inc.	12,087	1,705,717

		6,214,118

Diversified Manufacturing Operations — 0.4%
AZZ, Inc.	9,600	520,800
Barnes Group, Inc.	8,100	458,379
Synalloy Corp.†#	14,400	169,200

		1,148,379

Diversified Operations/Commercial Services — 0.0%
Volt Information Sciences, Inc.†	14,393	84,919

Drug Delivery Systems — 1.2%
Catalent, Inc.†	103,643	3,682,436

E-Commerce/Products — 0.3%
Chegg, Inc.†#	44,178	530,136
Etsy, Inc.†#	14,900	199,809
US Auto Parts Network, Inc.†	20,000	61,200

		791,145

E-Commerce/Services — 0.9%
GrubHub, Inc.†#	52,576	2,285,479
Leaf Group, Ltd.†	25,000	200,000
Quotient Technology, Inc.†#	13,390	147,290
Spark Networks, Inc.†#	80,000	78,400
SurveyMonkey, Inc.†(1)(3)(4)	5,062	49,152
Zillow Group, Inc., Class A†	800	35,112
Zillow Group, Inc., Class C†#	1,600	69,632

		2,865,065

E-Marketing/Info — 0.2%
Marin Software, Inc.†	60,000	78,000
New Media Investment Group, Inc.	8,200	106,026
QuinStreet, Inc.†	35,000	135,975
YuMe, Inc.†	41,000	194,750

		514,751

Educational Software — 0.4%
Instructure, Inc.†#	42,046	1,122,628

Security Description	Shares	Value (Note 2)

Educational Software (continued)
Rosetta Stone, Inc.†	14,000	$166,180

		1,288,808

Electric Products - Misc. — 0.2%
Graham Corp.	5,800	121,394
Novanta, Inc.†	19,031	647,054

		768,448

Electric - Distribution — 0.0%
Genie Energy, Ltd., Class B	12,500	96,125

Electric - Integrated — 2.1%
NorthWestern Corp.	40,754	2,525,118
PNM Resources, Inc.	20,600	793,100
Portland General Electric Co.#	67,104	3,176,703

		6,494,921

Electronic Components - Misc. — 0.2%
Bel Fuse, Inc., Class B	6,000	144,000
CTS Corp.	9,300	195,765
Sparton Corp.†	5,900	101,244
Vishay Precision Group, Inc.†	8,800	152,240

		593,249

Electronic Components - Semiconductors — 0.9%
Cavium, Inc.†#	6,200	452,414
GSI Technology, Inc.†	19,800	162,558
Inphi Corp.†#	4,500	178,560
Lattice Semiconductor Corp.†	29,825	207,284
MACOM Technology Solutions Holdings, Inc.†#	4,200	256,074
Microsemi Corp.†	11,790	579,007
Pixelworks, Inc.†	22,000	109,120
Rambus, Inc.†#	25,600	303,104
Richardson Electronics, Ltd.	15,000	90,600
Semtech Corp.†	9,400	359,080

		2,697,801

Electronic Measurement Instruments — 0.5%
CyberOptics Corp.†	6,700	147,065
ESCO Technologies, Inc.	12,600	725,760
National Instruments Corp.	16,097	614,101

		1,486,926

Electronics - Military — 0.0%
Arotech Corp.†#	34,800	115,710

Energy - Alternate Sources — 0.1%
Aemetis, Inc.†#	17,800	28,836
Amyris, Inc.†#	50,800	13,157
NextEra Energy Partners LP	6,800	234,872

		276,865

Engineering/R&D Services — 0.1%
Exponent, Inc.	4,600	272,780

Enterprise Software/Service — 2.4%
Coupa Software, Inc.†	2,800	95,816
Guidewire Software, Inc.†#	43,038	2,858,584
Manhattan Associates, Inc.†#	30,073	1,408,619
MicroStrategy, Inc., Class A†	6,857	1,250,443
MuleSoft, Inc., Class A†	3,816	99,292
Tyler Technologies, Inc.†	11,005	1,880,535

		7,593,289

Entertainment Software — 0.0%
Zynga, Inc., Class A†	31,500	110,880

Environmental Consulting & Engineering — 0.1%
TRC Cos., Inc.†	8,712	152,460

179

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	7,500	$608,250

Female Health Care Products — 0.0%
Juniper Pharmaceuticals, Inc.†	17,700	76,110

Finance - Auto Loans — 0.0%
Consumer Portfolio Services, Inc.†	24,500	102,410

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	10,200	223,482

Finance - Consumer Loans — 0.4%
Asta Funding, Inc.†	13,200	85,800
Encore Capital Group, Inc.†#	11,600	419,920
Regional Management Corp.†	8,200	164,000
SLM Corp.†	61,808	642,185

		1,311,905

Finance - Investment Banker/Broker — 0.9%
FBR & Co.	5,750	101,775
JMP Group LLC	16,300	88,346
Lazard, Ltd., Class A	34,870	1,551,715
Moelis & Co., Class A#	31,802	1,116,250

		2,858,086

Finance - Leasing Companies — 0.1%
California First National Bancorp	11,000	188,650
Marlin Business Services Corp.	7,500	190,125

		378,775

Finance - Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†#	5,673	621,534
PennyMac Financial Services, Inc., Class A†	5,000	80,500

		702,034

Finance - Other Services — 0.2%
CBOE Holdings, Inc.	8,582	741,227

Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	18,377	717,806
Radian Group, Inc.	24,700	396,682

		1,114,488

Food - Canned — 0.2%
TreeHouse Foods, Inc.†#	7,400	571,132

Food - Catering — 0.7%
AdvancePierre Foods Holdings, Inc.	50,391	2,029,246

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†	10,200	100,164

Food - Flour & Grain — 0.2%
Post Holdings, Inc.†#	7,000	562,380

Food - Misc./Diversified — 0.7%
Cal-Maine Foods, Inc.†#	17,840	663,648
Pinnacle Foods, Inc.	17,900	1,115,349
Senomyx, Inc.†	18,300	15,738
Snyder’s-Lance, Inc.#	10,500	385,875

		2,180,610

Food - Retail — 0.1%
Sprouts Farmers Market, Inc.†	13,200	316,272

Food - Wholesale/Distribution — 0.9%
AMCON Distributing Co.	500	51,025
Performance Food Group Co.†	100,607	2,847,178

		2,898,203

Footwear & Related Apparel — 0.2%
Rocky Brands, Inc.	10,711	152,632

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel (continued)
Skechers U.S.A., Inc., Class A†	23,500	$599,720

		752,352

Forestry — 0.0%
West Fraser Timber Co., Ltd.	2,600	113,192

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	2,348	149,685

Gambling (Non-Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.†#	43,334	48,534

Garden Products — 2.1%
Toro Co.	95,328	6,529,015

Gas - Distribution — 0.8%
Chesapeake Utilities Corp.#	3,552	263,736
Delta Natural Gas Co., Inc.	3,800	114,038
Gas Natural, Inc.	13,000	165,100
ONE Gas, Inc.	15,500	1,095,075
South Jersey Industries, Inc.#	6,200	225,742
Southwest Gas Holdings, Inc.	6,100	485,377

		2,349,068

Gold Mining — 0.1%
Franco-Nevada Corp.	3,100	231,482
Osisko Gold Royalties, Ltd.	11,800	124,564

		356,046

Golf — 0.4%
Acushnet Holdings Corp.#	66,224	1,258,256

Hazardous Waste Disposal — 0.3%
US Ecology, Inc.#	20,460	1,023,512

Health Care Cost Containment — 0.3%
HealthEquity, Inc.†#	22,679	1,038,698

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	30,000	84,000
Retractable Technologies, Inc.†#	30,000	33,000

		117,000

Home Furnishings — 0.3%
Stanley Furniture Co., Inc.	20,000	23,200
Tempur Sealy International, Inc.†#	16,700	775,548

		798,748

Hotels/Motels — 0.1%
Hilton Grand Vacations, Inc.†	9,400	336,238

Housewares — 0.1%
Lifetime Brands, Inc.	8,000	147,200

Human Resources — 0.1%
Cross Country Healthcare, Inc.†	11,200	129,360
Edgewater Technology, Inc.†	14,600	103,806
Patriot National, Inc.†#	18,700	46,563
Paylocity Holding Corp.†#	1,000	46,850
RCM Technologies, Inc.†	20,000	109,000

		435,579

Identification Systems — 0.7%
Brady Corp., Class A	60,727	2,180,099

Import/Export — 0.0%
Castle Brands, Inc.†	40,000	78,000

Independent Power Producers — 0.1%
NRG Energy, Inc.	14,000	224,840
Synthesis Energy Systems, Inc.†#	102,200	73,022

		297,862

180

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Industrial Audio & Video Products — 0.2%
Ballantyne Strong, Inc.†	14,000	$93,800
Iteris, Inc.†	51,210	290,873
Turtle Beach Corp.†#	100,000	76,850

		461,523

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	5,000	145,500

Instruments - Controls — 0.1%
Allied Motion Technologies, Inc.	8,000	201,440
Frequency Electronics, Inc.†	10,000	98,700

		300,140

Instruments - Scientific — 0.0%
Fluidigm Corp.†#	27,000	122,310

Insurance - Life/Health — 0.1%
Health Insurance Innovations, Inc., Class A†	7,000	155,750

Insurance - Property/Casualty — 1.5%
Enstar Group, Ltd.†#	1,500	281,475
Federated National Holding Co.	7,600	119,472
First Acceptance Corp.†	2,558	3,018
Hallmark Financial Services, Inc.†	13,000	134,550
Infinity Property & Casualty Corp.	5,700	545,775
Kinsale Capital Group, Inc.	16,977	615,247
ProAssurance Corp.	30,958	1,843,549
Safety Insurance Group, Inc.	3,300	219,615
Selective Insurance Group, Inc.#	15,800	807,380
State Auto Financial Corp.#	8,750	217,525

		4,787,606

Insurance - Reinsurance — 0.1%
Essent Group, Ltd.†	4,600	166,842

Internet Application Software — 0.2%
Connecture, Inc.†#	75,000	63,000
Okta, Inc.†#	2,010	52,461
Tucows, Inc., Class A†#	1,849	106,502
Zendesk, Inc.†	9,500	246,810

		468,773

Internet Connectivity Services — 0.1%
Internap Corp.†#	58,900	197,904
PC-Tel, Inc.	21,200	136,104

		334,008

Internet Content - Entertainment — 0.1%
Limelight Networks, Inc.†	50,000	147,500

Internet Financial Services — 0.0%
TheStreet, Inc.†	75,900	70,587

Internet Infrastructure Software — 0.0%
Support.com, Inc.†	35,500	86,265

Internet Security — 0.7%
Imperva, Inc.†	19,961	986,073
iPass, Inc.†#	49,900	72,854
Proofpoint, Inc.†#	13,100	1,126,600

		2,185,527

Internet Telephone — 0.1%
RingCentral, Inc., Class A†#	6,866	234,131

Investment Companies — 0.0%
KCAP Financial, Inc.#	16,700	56,613
Medallion Financial Corp.#	17,100	45,315

		101,928

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.7%
Cohen & Steers, Inc.#	6,800	$266,560
Eaton Vance Corp.#	32,518	1,514,363
Financial Engines, Inc.#	9,500	360,050
Manning & Napier, Inc.	8,400	39,060
Silvercrest Asset Management Group, Inc., Class A	10,000	122,500

		2,302,533

Leisure Products — 0.0%
Escalade, Inc.	5,200	62,400

Machine Tools & Related Products — 0.7%
Hardinge, Inc.	11,000	133,100
Lincoln Electric Holdings, Inc.	20,770	1,856,423
LS Starrett Co., Class A	8,000	71,200

		2,060,723

Machinery - Electrical — 0.2%
BWX Technologies, Inc.	9,700	471,420

Machinery - Farming — 0.1%
Alamo Group, Inc.	3,200	272,416

Machinery - General Industrial — 1.8%
Albany International Corp., Class A	3,600	173,880
Altra Industrial Motion Corp.#	33,815	1,460,808
Applied Industrial Technologies, Inc.	31,859	1,967,293
Chart Industries, Inc.†	14,700	504,945
Gencor Industries, Inc.†	16,650	269,730
Manitowoc Co., Inc.†#	25,300	143,198
Tennant Co.	4,200	294,000
Twin Disc, Inc.†	12,800	229,120
Welbilt, Inc.†	16,700	322,978
Xerium Technologies, Inc.†	15,000	105,150

		5,471,102

Machinery - Material Handling — 0.0%
Key Technology, Inc.†	10,500	134,925

Machinery - Pumps — 0.2%
Graco, Inc.	4,500	494,415

Medical Imaging Systems — 0.1%
Digirad Corp.	25,000	97,500
Lantheus Holdings, Inc.†	17,298	287,147

		384,647

Medical Information Systems — 1.1%
Cotiviti Holdings, Inc.†	36,840	1,404,709
Medidata Solutions, Inc.†	27,194	1,935,669

		3,340,378

Medical Instruments — 0.3%
Bruker Corp.	15,890	432,367
Halyard Health, Inc.†	9,000	323,460
Navidea Biopharmaceuticals, Inc.†	85,500	39,244
TransEnterix, Inc.†#	50,000	23,700

		818,771

Medical Laser Systems — 0.1%
Cutera, Inc.†	9,000	205,200
IRIDEX Corp.†#	8,100	72,819

		278,019

Medical Products — 1.7%
Advanced Accelerator Applications SA ADR†#	2,594	98,002
Electromed, Inc.†	13,900	59,492
InfuSystem Holdings, Inc.†	25,000	37,500
InVivo Therapeutics Holdings Corp.†#	24,300	47,385
K2M Group Holdings, Inc.†	33,396	759,759
Penumbra, Inc.†	819	67,854

181

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
Sientra, Inc.†#	21,000	$157,290
Span-America Medical Systems, Inc.	3,100	89,745
T2 Biosystems, Inc.†#	25,000	82,750
West Pharmaceutical Services, Inc.	35,360	3,430,627
Wright Medical Group NV†#	20,793	555,589

		5,385,993

Medical - Biomedical/Gene — 1.5%
Acceleron Pharma, Inc.†#	5,500	140,305
Aevi Genomic Medicine, Inc.†#	19,000	20,330
ArQule, Inc.†#	55,000	65,450
Asterias Biotherapeutics, Inc.†#	9,454	28,835
Aviragen Therapeutics, Inc.†	34,600	16,265
Axovant Sciences, Ltd.†	3,958	84,662
Blueprint Medicines Corp.†	2,710	97,235
Cascadian Therapeutics, Inc.†	14,716	57,392
Clearside Biomedical, Inc.†	12,900	88,752
Corium International, Inc.†#	35,000	261,100
Dermira, Inc.†#	3,700	101,454
Enzo Biochem, Inc.†	16,200	145,800
Exelixis, Inc.†	17,800	333,038
Fate Therapeutics, Inc.†#	70,000	235,900
Genocea Biosciences, Inc.†#	32,000	195,200
Harvard Bioscience, Inc.†	45,000	103,500
Infinity Pharmaceuticals, Inc.†#	80,000	137,600
Insmed, Inc.†	12,631	194,770
Kite Pharma, Inc.†#	3,400	245,888
Nivalis Therapeutics, Inc.†	15,000	34,500
Oncocyte Corp.†	15,000	83,250
Pfenex, Inc.†	14,000	56,980
Protalix BioTherapeutics, Inc.†#	22,016	19,808
Prothena Corp. PLC†#	8,418	429,402
pSivida Corp.†	32,000	72,640
Sage Therapeutics, Inc.†#	4,900	323,939
Seattle Genetics, Inc.†	4,000	255,920
Spark Therapeutics, Inc.†#	5,200	264,836
Ultragenyx Pharmaceutical, Inc.†#	400	21,540
Veracyte, Inc.†	19,300	157,102
Verastem, Inc.†	63,300	130,398
WaVe Life Sciences, Ltd.†	5,644	106,672

		4,510,463

Medical - Drugs — 2.0%
ACADIA Pharmaceuticals, Inc.†#	6,400	164,544
AcelRx Pharmaceuticals, Inc.†#	32,100	80,250
Achaogen, Inc.†#	10,785	217,641
Alimera Sciences, Inc.†#	115,025	163,336
Alkermes PLC†#	6,700	386,992
Cempra, Inc.†	40,000	152,000
Conatus Pharmaceuticals, Inc.†	19,500	96,135
Cumberland Pharmaceuticals, Inc.†	27,800	191,959
Dicerna Pharmaceuticals, Inc.†#	8,300	25,730
Ironwood Pharmaceuticals, Inc.†#	26,400	467,544
Kadmon Holdings, Inc.†#	37,000	83,620
MediciNova, Inc.†	13,572	78,989
Minerva Neurosciences, Inc.†	20,300	167,475
NanoViricides, Inc.†#	43,000	52,890
Neos Therapeutics, Inc.†#	15,000	126,000
Pacira Pharmaceuticals, Inc.†#	8,900	395,160
Pain Therapeutics, Inc.†#	8,156	30,585
Patheon NV†#	43,143	1,497,494
Pernix Therapeutics Holdings, Inc.†#	2,900	10,701
Radius Health, Inc.†#	17,100	592,002
TESARO, Inc.†#	4,138	617,845
TherapeuticsMD, Inc.†#	47,200	195,880
VIVUS, Inc.†#	75,000	85,500
vTv Therapeutics, Inc., Class A†#	15,000	74,700

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Zogenix, Inc.†#	11,712	$148,742
Zynerba Pharmaceuticals, Inc.†#	9,000	167,670

		6,271,384

Medical - HMO — 1.5%
Centene Corp.†	8,100	588,303
Magellan Health, Inc.†	14,682	1,009,387
Molina Healthcare, Inc.†#	6,000	387,420
WellCare Health Plans, Inc.†	14,891	2,558,274

		4,543,384

Medical - Hospitals — 0.2%
Acadia Healthcare Co., Inc.†#	10,500	434,070
LifePoint Health, Inc.†	4,900	297,920

		731,990

Metal Processors & Fabrication — 1.3%
Ampco-Pittsburgh Corp.	6,500	102,050
Haynes International, Inc.#	8,500	304,300
RBC Bearings, Inc.†#	33,190	3,362,811
Sun Hydraulics Corp.#	5,200	222,508

		3,991,669

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	90,585

Metal - Diversified — 0.1%
Luxfer Holdings PLC ADR	11,600	151,844

Miscellaneous Manufacturing — 1.7%
AptarGroup, Inc.#	49,299	4,190,908
John Bean Technologies Corp.	11,817	1,019,807

		5,210,715

MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	9,200	121,900
RadNet, Inc.†	18,000	129,600

		251,500

Multimedia — 1.1%
E.W. Scripps Co., Class A†#	105,604	1,814,277
FactSet Research Systems, Inc.#	9,683	1,604,376

		3,418,653

Non-Ferrous Metals — 0.0%
Uranium Energy Corp.†#	100,500	139,695

Non-Hazardous Waste Disposal — 0.5%
Advanced Disposal Services, Inc.†	17,500	408,100
Waste Connections, Inc.	11,454	1,089,848

		1,497,948

Office Furnishings-Original — 0.4%
Herman Miller, Inc.	42,138	1,329,454

Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.†#	13,000	150,150
Patterson-UTI Energy, Inc.#	99,253	2,116,074

		2,266,224

Oil Companies - Exploration & Production — 1.3%
Advantage Oil & Gas, Ltd.†	18,891	119,008
Approach Resources, Inc.†#	77,300	196,342
Centennial Resource Development, Inc., Class A†#	12,848	200,300
Comstock Resources, Inc.†#	9,000	59,040
Diamondback Energy, Inc.†	4,100	380,316
Earthstone Energy, Inc., Class A†#	9,400	98,230
Evolution Petroleum Corp.	23,100	168,630
FieldPoint Petroleum Corp.†	31,900	11,133
Gastar Exploration, Inc.†#	110,000	123,200

182

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Jagged Peak Energy, Inc.†#	11,200	$145,712
Jones Energy, Inc., Class A†#	16,311	32,622
Kosmos Energy, Ltd.†	886	5,316
Lonestar Resources US, Inc.†#	15,000	66,600
Matador Resources Co.†#	12,900	293,991
Panhandle Oil and Gas, Inc., Class A	5,000	97,000
Parsley Energy, Inc., Class A†	9,000	266,850
PetroQuest Energy, Inc.†#	10,250	21,115
SM Energy Co.	4,800	81,456
SRC Energy, Inc.†#	206,929	1,423,672
VAALCO Energy, Inc.†#	30,000	30,600
Venture Global LNG, Inc.†(1)(3)(4)	28	99,904
Yuma Energy, Inc.†#	25,270	43,212

		3,964,249

Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†#	26,478	1,313,309
Flotek Industries, Inc.†#	11,100	109,668
Forum Energy Technologies, Inc.†#	8,500	138,125
Gulf Island Fabrication, Inc.	8,400	77,700
Mitcham Industries, Inc.†	22,400	88,928
Natural Gas Services Group, Inc.†	7,400	193,880
Superior Drilling Products, Inc.†	56,000	47,040
Thermon Group Holdings, Inc.†	14,200	262,984

		2,231,634

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	3,314	132,129

Oil - Field Services — 0.7%
Core Laboratories NV#	14,789	1,512,027
Frank’s International NV#	12,700	94,996
Independence Contract Drilling, Inc.†	31,100	118,802
NCS Multistage Holdings, Inc.†	1,943	50,984
SEACOR Holdings, Inc.†	6,261	383,236
Willbros Group, Inc.†	50,900	117,579

		2,277,624

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	2,600	120,510
Verso Corp.†#	24,000	82,080

		202,590

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†#	52,400	53,972

Pharmacy Services — 0.1%
BioScrip, Inc.†#	85,000	153,850

Physical Therapy/Rehabilitation Centers — 1.0%
AAC Holdings, Inc.†#	18,000	113,040
HealthSouth Corp.#	61,003	2,765,266
U.S. Physical Therapy, Inc.#	5,310	335,858

		3,214,164

Pollution Control — 0.1%
Advanced Emissions Solutions, Inc.†#	14,000	131,320
Fuel Tech, Inc.†	75,000	66,000

		197,320

Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	33,357	1,155,820

Precious Metals — 0.0%
Tahoe Resources, Inc.	12,600	111,556

Printing - Commercial — 0.0%
Deluxe Corp.	2,000	136,320

Publishing - Books — 0.1%
Scholastic Corp.	6,649	282,782

Security Description	Shares	Value (Note 2)

Publishing - Newspapers — 0.1%
A.H. Belo Corp., Class A	18,221	$102,949
Lee Enterprises, Inc.†#	84,700	173,635

		276,584

Quarrying — 0.0%
Compass Minerals International, Inc.#	1,600	102,640

Radio — 0.1%
Saga Communications, Inc., Class A	123	5,959
Salem Media Group, Inc.	10,000	68,500
Townsquare Media, Inc., Class A†	11,000	110,660

		185,119

Real Estate Investment Trusts — 4.0%
Acadia Realty Trust#	7,400	200,910
American Campus Communities, Inc.	9,100	431,886
CatchMark Timber Trust, Inc., Class A	11,700	132,444
Chesapeake Lodging Trust	7,800	179,790
Corporate Office Properties Trust	11,600	391,268
EastGroup Properties, Inc.#	33,498	2,728,077
Education Realty Trust, Inc.#	4,200	160,902
Equity Commonwealth†	14,300	445,016
Mid-America Apartment Communities, Inc.	7,143	728,157
National Retail Properties, Inc.	52,971	2,032,497
Outfront Media, Inc.#	60,676	1,386,447
Paramount Group, Inc.	19,027	293,396
PS Business Parks, Inc.	6,956	878,404
Regency Centers Corp.	4,335	263,828
Retail Opportunity Investments Corp.	20,500	405,080
RLJ Lodging Trust#	76,927	1,565,465
Urban Edge Properties	9,900	236,016
Urstadt Biddle Properties, Inc., Class A	3,246	60,765

		12,520,348

Real Estate Management/Services — 1.3%
FirstService Corp.	8,900	559,276
HFF, Inc., Class A#	47,807	1,491,100
RE/MAX Holdings, Inc., Class A#	5,000	265,750
Realogy Holdings Corp.#	60,226	1,834,484

		4,150,610

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	9,900	396,198
Consolidated-Tomoka Land Co.	3,100	166,780

		562,978

Recreational Centers — 0.1%
Town Sports International Holdings, Inc.†	45,000	177,750

Recreational Vehicles — 1.7%
Brunswick Corp.	44,615	2,465,425
LCI Industries#	14,173	1,261,397
Malibu Boats, Inc., Class A†	61,813	1,498,965
MCBC Holdings, Inc.	9,000	173,070

		5,398,857

Recycling — 0.0%
Fenix Parts, Inc.†#	40,000	56,800

Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†#	66,464	47,189

Resort/Theme Parks — 0.0%
Peak Resorts, Inc.	23,600	108,560

Retail - Apparel/Shoe — 1.1%
American Eagle Outfitters, Inc.#	94,183	1,083,105
Burlington Stores, Inc.†	8,400	821,940
Chico’s FAS, Inc.#	140,563	1,329,726
Destination Maternity Corp.†	7,800	33,930

183

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Apparel/Shoe (continued)
New York & Co., Inc.†#	33,029	$48,883
Tilly’s, Inc., Class A	8,068	85,117

		3,402,701

Retail - Arts & Crafts — 0.2%
Michaels Cos., Inc.†#	24,200	467,786

Retail - Automobile — 0.1%
Rush Enterprises, Inc., Class A†	8,900	319,065

Retail - Building Products — 0.2%
Floor & Holdings, Inc., Class A†	1,182	45,755
Tile Shop Holdings, Inc.#	27,200	534,480

		580,235

Retail - Computer Equipment — 0.0%
PCM, Inc.†#	6,744	132,857

Retail - Discount — 0.1%
Ollie’s Bargain Outlet Holdings, Inc.†#	8,966	368,951
Tuesday Morning Corp.†#	43,200	73,440

		442,391

Retail - Home Furnishings — 0.1%
RH†#	7,352	412,521

Retail - Leisure Products — 0.0%
West Marine, Inc.	10,000	98,300

Retail - Misc./Diversified — 0.2%
Five Below, Inc.†#	7,800	400,140
Gaia, Inc.†#	17,400	189,660

		589,800

Retail - Petroleum Products — 0.0%
TravelCenters of America LLC†#	20,000	82,000

Retail - Restaurants — 2.6%
Bojangles’, Inc.†	7,530	131,775
Bravo Brio Restaurant Group, Inc.†	11,500	54,050
Brinker International, Inc.#	41,154	1,614,471
Denny’s Corp.†	36,500	434,350
Famous Dave’s of America, Inc.†#	6,800	26,690
Fiesta Restaurant Group, Inc.†#	13,219	291,479
J Alexander’s Holdings, Inc.†	13,000	147,550
Jack in the Box, Inc.	5,500	586,190
Jamba, Inc.†#	13,420	94,611
Kona Grill, Inc.†#	7,700	30,800
Luby’s, Inc.†	25,000	66,500
Papa John’s International, Inc.#	24,157	1,946,329
Red Robin Gourmet Burgers, Inc.†#	7,839	564,996
Sonic Corp.#	31,707	926,479
Wingstop, Inc.#	13,900	396,289
Zoe’s Kitchen, Inc.†#	54,827	762,644

		8,075,203

Retail - Sporting Goods — 0.1%
Zumiez, Inc.†#	15,900	226,575

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†#	8,000	86,000

Retirement/Aged Care — 0.0%
AdCare Health Systems, Inc.†#	51,100	51,100
Five Star Senior Living, Inc.†	5,027	9,049

		60,149

Rubber/Plastic Products — 0.3%
Proto Labs, Inc.†#	14,010	896,640

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts — 0.8%
Atlantic Coast Financial Corp.†	20,000	$150,600
Beneficial Bancorp, Inc.	22,165	324,717
Capitol Federal Financial, Inc.	22,540	311,503
Clifton Bancorp, Inc.#	6,800	110,500
Entegra Financial Corp.†	6,000	142,500
ESSA Bancorp, Inc.	9,000	130,950
First Financial Northwest, Inc.	10,000	160,200
Home Bancorp, Inc.	3,600	125,280
Lake Shore Bancorp, Inc.	10,000	156,500
Malvern Bancorp, Inc.†	3,800	83,220
Meridian Bancorp, Inc.	16,872	273,326
Pacific Premier Bancorp, Inc.†	5,500	187,000
Provident Financial Holdings, Inc.	6,714	127,566
SI Financial Group, Inc.	8,500	127,500
Southern Missouri Bancorp, Inc.	5,000	157,000

		2,568,362

Schools — 0.1%
American Public Education, Inc.†	7,200	158,400
Lincoln Educational Services Corp.†	20,000	67,400

		225,800

Security Services — 0.3%
Brink’s Co.	13,900	877,090

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	33,264	128,066
Geospace Technologies Corp.†#	8,900	133,411

		261,477

Semiconductor Components - Integrated Circuits — 0.1%
Sigma Designs, Inc.†	25,000	156,250

Semiconductor Equipment — 0.9%
Cabot Microelectronics Corp.	32,939	2,486,565
Entegris, Inc.†	1,552	38,334
Magnachip Semiconductor Corp.†#	15,100	129,105
MKS Instruments, Inc.	438	35,807

		2,689,811

Specified Purpose Acquisitions — 0.1%
Conyers Park Acquisition Corp.†	14,300	183,469
Silver Run Acquisition Corp. II†	9,800	102,900

		286,369

Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc., Class A	31,900	356,642
Valmont Industries, Inc.	3,648	534,067

		890,709

Steel - Producers — 0.1%
Friedman Industries, Inc.	10,000	54,200
Shiloh Industries, Inc.†	13,600	159,120

		213,320

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	7,300	204,400

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†	16,300	382,724
KVH Industries, Inc.†#	14,357	135,674

		518,398

Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.#	1	20
Hawaiian Telcom Holdco, Inc.†	5,900	148,208
HC2 Holdings, Inc.†	25,729	136,364

		284,592

184

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecommunication Equipment — 0.1%
Aware, Inc.†	14,500	$70,325
Wireless Telecom Group, Inc.†#	68,200	111,166

		181,491

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.†	77,000	169,400

Textile - Apparel — 0.1%
Cherokee, Inc.†#	6,400	52,800
Tandy Leather Factory, Inc.†	15,000	127,500

		180,300

Textile - Products — 0.0%
Dixie Group, Inc.†	10,000	42,500

Theaters — 0.8%
Cinemark Holdings, Inc.#	59,285	2,345,907

Therapeutics — 0.2%
Actinium Pharmaceuticals, Inc.†	32,100	45,903
Aquinox Pharmaceuticals, Inc.†	3,483	44,443
CorMedix, Inc.†#	40,000	15,800
Egalet Corp.†#	25,000	53,500
Histogenics Corp.†	50,000	80,000
Ocera Therapeutics, Inc.†#	37,800	40,824
Oncobiologics, Inc.†	25,000	38,000
Xencor, Inc.†	8,238	168,879
Zafgen, Inc.†	15,000	50,850

		538,199

Transport - Equipment & Leasing — 0.1%
General Finance Corp.†	10,034	51,675
Willis Lease Finance Corp.†	10,000	261,200

		312,875

Transport - Marine — 0.0%
Overseas Shipholding Group, Inc., Class A†	35,000	92,400

Transport - Services — 0.2%
Matson, Inc.	14,100	412,566
Radiant Logistics, Inc.†	37,800	222,264

		634,830

Transport - Truck — 1.7%
Knight Transportation, Inc.#	68,116	2,271,668
Landstar System, Inc.	29,131	2,433,895
P.A.M. Transportation Services, Inc.†	1,357	23,937
Patriot Transportation Holding, Inc.†	5,000	95,500
Saia, Inc.†	7,258	335,320
Schneider National, Inc., Class B†	10,588	210,278
XPO Logistics, Inc.†	1	53

		5,370,651

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†#	25,200	298,620

Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.	3,200	133,600

Water — 0.1%
California Water Service Group#	12,100	419,265
Middlesex Water Co.	171	6,040

		425,305

Web Hosting/Design — 0.7%
Q2 Holdings, Inc.†	51,955	2,057,418
Rightside Group, Ltd.†#	13,000	118,430

		2,175,848

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 0.1%
Synacor, Inc.†#	44,000	$151,800

Wireless Equipment — 0.1%
ID Systems, Inc.†	22,000	145,420
TESSCO Technologies, Inc.	5,900	82,010

		227,430

Total Common Stocks
(cost $269,545,866)		300,052,350

CONVERTIBLE PREFERRED SECURITIES — 0.1%
E-Commerce/Services — 0.1%
CarGurus, Inc., Series D†(1)(3)(4)	2,567	139,108
CarGurus, Inc., Series E†(1)(3)(4)	814	44,111

		183,219

Enterprise Software/Service — 0.0%
Plex Systems, Inc., Series B†(1)(3)(4)	50,422	110,424

Internet Infrastructure Software — 0.0%
MongoDB, Inc., Series F†(1)(3)(4)	4,475	41,170

Total Convertible Preferred Securities
(cost $338,965)		334,813

WARRANTS — 0.0%
Medical - Biomedical/Gene — 0.0%
Asterias Biotherapeutics, Inc.†# Expires 09/29/2017 (strike price $5.00) (cost $1,078)	1,890	869

Total Long-Term Investment Securities
(cost $269,885,909)		300,388,032

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Registered Investment Companies — 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72%(6)	600,003	600,003
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(2)(6)	17,911,698	17,911,698
T. Rowe Price Government Reserve Fund 0.43%(6)	1,752,925	1,752,925

Total Short-Term Investment Securities
(cost $20,264,626)		20,264,626

REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $8,004,020 collateralized by $8,850,000 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $8,164,178 (cost $8,004,000)	$8,004,000	$8,004,000

TOTAL INVESTMENTS
(cost $298,154,535)(7)	105.8%	328,656,658
Liabilities in excess of other assets	(5.8)	(17,952,429)

NET ASSETS	100.0%	$310,704,229

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)

At May 31, 2017, the Fund had loaned securities with a total value of $66,757,703. This was secured by collateral of $17,911,698, which was received in cash and subsequently invested in short-term investments currently valued at $17,911,698 as reported in the

185

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Portfolio of Investments. Additional collateral of $50,585,396 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,891,489
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	1,935,220
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	4,559,794
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	6,146,321
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2017 to 02/15/2047	36,052,572

(3)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $616,916 representing 0.2% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Cloudera, Inc.	02/05/2014	6,715	$97,770	$133,047	$19.81	0.04%
SurveyMonkey, Inc.	11/25/2014	5,062	83,270	49,152	9.71	0.02
Venture Global LNG, Inc.	05/25/2017	28	99,904	99,904	3,568	0.04
Convertible Preferred Securities
CarGurus, Inc., Series D	07/07/2015	2,567	104,331	139,108	54.19	0.04
CarGurus, Inc., Series E	08/23/2016	814	44,111	44,111	54.19	0.01
MongoDB, Inc., Series F	10/02/2013	4,475	74,840	41,170	9.20	0.01
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	110,424	2.19	0.04

				$616,916		0.20%

(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(6)	The rate shown is the 7-day yield as of May 31, 2017.
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$4,502,918	$133,047	$—	$4,635,965
E-Commerce/Services	2,815,913	—	49,152	2,865,065
Oil Companies-Exploration & Production	3,864,345	—	99,904	3,964,249
Other Industries	288,587,071	—	—	288,587,071
Convertible Preferred Securities	—	—	334,813	334,813
Warrants	869	—	—	869
Short-Term Investment Securities	20,264,626	—	—	20,264,626
Repurchase Agreements	—	8,004,000	—	8,004,000

Total Investments at Value	$320,035,742	$8,137,047	$483,869	$328,656,658

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

186

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	8.9%
Real Estate Investment Trusts	7.3
Repurchase Agreements	6.8
U.S. Government Treasuries	6.6
Registered Investment Companies	5.7
Medical — Biomedical/Gene	3.1
Electronic Components — Semiconductors	2.0
Medical — Drugs	1.7
Savings & Loans/Thrifts	1.7
Retail — Restaurants	1.6
Chemicals — Specialty	1.6
Electric — Integrated	1.4
Computer Services	1.3
Medical Products	1.2
Gas — Distribution	1.1
Insurance — Property/Casualty	1.0
Oil Companies — Exploration & Production	1.0
Semiconductor Equipment	0.9
Electronic Components — Misc.	0.8
Medical Instruments	0.8
Transport — Truck	0.8
Building & Construction Products — Misc.	0.7
Diversified Manufacturing Operations	0.7
Auto/Truck Parts & Equipment — Original	0.7
Aerospace/Defense — Equipment	0.7
Retail — Apparel/Shoe	0.7
Applications Software	0.7
Food — Misc./Diversified	0.7
Schools	0.6
Human Resources	0.6
Enterprise Software/Service	0.6
Finance — Investment Banker/Broker	0.6
Computer Software	0.6
Distribution/Wholesale	0.6
Building — Residential/Commercial	0.6
Networking Products	0.6
Oil — Field Services	0.6
Data Processing/Management	0.6
Semiconductor Components — Integrated Circuits	0.5
Insurance — Life/Health	0.5
Computers — Integrated Systems	0.5
Commercial Services	0.5
Aerospace/Defense	0.5
Telecom Equipment — Fiber Optics	0.5
Investment Management/Advisor Services	0.5
Building — Heavy Construction	0.4
Metal Processors & Fabrication	0.4
Wireless Equipment	0.4
Machinery — General Industrial	0.4
Lasers — System/Components	0.4
E-Commerce/Services	0.4
Financial Guarantee Insurance	0.4
Chemicals — Diversified	0.4
Office Furnishings — Original	0.4
Commercial Services — Finance	0.4
Telecom Services	0.4
Footwear & Related Apparel	0.4
Drug Delivery Systems	0.4
Consulting Services	0.4
Transport — Marine	0.4
Entertainment Software	0.4
Medical — Outpatient/Home Medical	0.4
Therapeutics	0.3
Retail — Misc./Diversified	0.3
E-Commerce/Products	0.3
Food — Wholesale/Distribution	0.3
Engineering/R&D Services	0.3
Research & Development	0.3
Finance — Mortgage Loan/Banker	0.3

Power Converter/Supply Equipment	0.3%
Printing — Commercial	0.3
Insurance — Reinsurance	0.3
Retail — Automobile	0.3
Electronic Parts Distribution	0.3
Computers — Other	0.3
Energy — Alternate Sources	0.3
Finance — Consumer Loans	0.3
Water	0.3
Independent Power Producers	0.3
Steel — Producers	0.3
Insurance — Multi-line	0.3
Airlines	0.3
Internet Security	0.3
Hotels/Motels	0.3
Oil Refining & Marketing	0.3
Patient Monitoring Equipment	0.3
Television	0.3
Electronic Measurement Instruments	0.3
Medical — HMO	0.3
Instruments — Controls	0.3
Building Products — Doors & Windows	0.3
Home Furnishings	0.3
Medical Information Systems	0.3
Consumer Products — Misc.	0.3
Finance — Other Services	0.2
Miscellaneous Manufacturing	0.2
Wire & Cable Products	0.2
Racetracks	0.2
Computer Aided Design	0.2
Retail — Discount	0.2
Electric Products — Misc.	0.2
Physical Therapy/Rehabilitation Centers	0.2
Real Estate Operations & Development	0.2
Building & Construction — Misc.	0.2
Lighting Products & Systems	0.2
Multimedia	0.2
Transactional Software	0.2
Rental Auto/Equipment	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Chemicals — Plastics	0.2
Telephone — Integrated	0.2
Diagnostic Equipment	0.2
Paper & Related Products	0.2
Broadcast Services/Program	0.2
Disposable Medical Products	0.2
Satellite Telecom	0.2
Telecommunication Equipment	0.2
Web Hosting/Design	0.2
Tobacco	0.2
Resorts/Theme Parks	0.2
Transport — Equipment & Leasing	0.2
Firearms & Ammunition	0.2
Rubber/Plastic Products	0.2
Internet Content — Information/News	0.2
Publishing — Newspapers	0.2
Veterinary Diagnostics	0.2
Containers — Paper/Plastic	0.2
Diversified Minerals	0.2
Machine Tools & Related Products	0.2
Steel Pipe & Tube	0.2
Oil Field Machinery & Equipment	0.2
Security Services	0.2
Publishing — Periodicals	0.2
Internet Telephone	0.2
Transport — Services	0.2
Batteries/Battery Systems	0.2
Casino Hotels	0.2
Retail — Home Furnishings	0.2

187

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Medical — Hospitals	0.1%
Retail — Building Products	0.1
Recreational Vehicles	0.1
Environmental Consulting & Engineering	0.1
Gambling (Non-Hotel)	0.1
Building Products — Wood	0.1
Auction Houses/Art Dealers	0.1
Publishing — Books	0.1
Apparel Manufacturers	0.1
Real Estate Management/Services	0.1
Computers — Periphery Equipment	0.1
Retail — Office Supplies	0.1
Medical — Nursing Homes	0.1
Cosmetics & Toiletries	0.1
Food — Retail	0.1
Machinery — Pumps	0.1
Appliances	0.1
Environmental Monitoring & Detection	0.1
Medical — Generic Drugs	0.1
Beverages — Non-alcoholic	0.1
Health Care Cost Containment	0.1
Funeral Services & Related Items	0.1
Building — Maintenance & Services	0.1
Poultry	0.1
Finance — Credit Card	0.1
Transport — Air Freight	0.1
Internet Application Software	0.1
Machinery — Electrical	0.1
Diversified Operations	0.1
Internet Connectivity Services	0.1
Metal — Aluminum	0.1
Silver Mining	0.1
Linen Supply & Related Items	0.1
Metal Products — Distribution	0.1
Educational Software	0.1
Diagnostic Kits	0.1
Pipelines	0.1
Medical — Wholesale Drug Distribution	0.1
Rubber — Tires	0.1
Theaters	0.1
Containers — Metal/Glass	0.1
Vitamins & Nutrition Products	0.1
Building Products — Cement	0.1
Casino Services	0.1
Machinery — Construction & Mining	0.1
Storage/Warehousing	0.1
Motion Pictures & Services	0.1
Machinery — Farming	0.1
Food — Dairy Products	0.1
Communications Software	0.1
Steel — Specialty	0.1
Identification Systems	0.1
Precious Metals	0.1
Metal — Iron	0.1
Golf	0.1
Private Equity	0.1
Building — Mobile Home/Manufactured Housing	0.1
Agricultural Operations	0.1
Computer Data Security	0.1
Auto Repair Centers	0.1
Circuit Boards	0.1
Medical Labs & Testing Services	0.1
Building Products — Air & Heating	0.1
Respiratory Products	0.1
Brewery	0.1
Auto — Heavy Duty Trucks	0.1
Recreational Centers	0.1
Banks — Super Regional	0.1
B2B/E-Commerce	0.1

Banks — Fiduciary	0.1%
Finance — Leasing Companies	0.1
Hazardous Waste Disposal	0.1
Banks — Mortgage	0.1
Audio/Video Products	0.1
Finance — Commercial	0.1
Retail — Sporting Goods	0.1
Office Supplies & Forms	0.1
Auto — Truck Trailers	0.1
Electric — Distribution	0.1
Internet Content — Entertainment	0.1
Oil & Gas Drilling	0.1
Retail — Leisure Products	0.1
Food — Flour & Grain	0.1
E-Marketing/Info	0.1
Retail — Pet Food & Supplies	0.1
Non-Hazardous Waste Disposal	0.1
Engines — Internal Combustion	0.1

105.6%

*	Calculated as a percentage of net assets

188

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 86.5%
Advertising Agencies — 0.0%
MDC Partners, Inc., Class A	28,853	$239,480

Advertising Services — 0.0%
Marchex, Inc., Class B†	18,816	52,873

Aerospace/Defense — 0.5%
Aerovironment, Inc.†#	11,529	357,860
Cubic Corp.	14,194	657,892
Esterline Technologies Corp.†	16,363	1,594,574
Kratos Defense & Security Solutions, Inc.†	37,361	404,246
National Presto Industries, Inc.	2,772	295,079
Teledyne Technologies, Inc.†	18,995	2,498,033

		5,807,684

Aerospace/Defense - Equipment — 0.7%
AAR Corp.	18,618	650,513
Aerojet Rocketdyne Holdings, Inc.†	33,557	734,898
Astronics Corp.†	10,875	332,775
Curtiss-Wright Corp.	24,523	2,207,806
Ducommun, Inc.†	5,854	186,216
Kaman Corp.#	15,114	730,157
KLX, Inc.†	29,212	1,413,569
Moog, Inc., Class A†	17,626	1,234,525
Triumph Group, Inc.#	27,776	905,497

		8,395,956

Agricultural Operations — 0.1%
Alico, Inc.#	1,794	53,730
Andersons, Inc.	15,137	531,309
Limoneira Co.	6,605	121,730
Tejon Ranch Co.†	7,840	156,957

		863,726

Airlines — 0.3%
Allegiant Travel Co.	7,311	1,001,607
Hawaiian Holdings, Inc.†	29,176	1,461,718
SkyWest, Inc.	27,803	953,643

		3,416,968

Apparel Manufacturers — 0.1%
Columbia Sportswear Co.#	14,865	806,872
Delta Apparel, Inc.†	4,008	75,671
Oxford Industries, Inc.	8,557	459,853
Sequential Brands Group, Inc.†	22,105	70,957
Superior Uniform Group, Inc.	4,525	87,333
Vince Holding Corp.†#	12,136	7,289

		1,507,975

Appliances — 0.1%
iRobot Corp.†#	15,121	1,402,019

Applications Software — 0.7%
Appfolio, Inc., Class A†	4,280	122,622
Bazaarvoice, Inc.†	46,246	210,419
Brightcove, Inc.†	16,873	100,394
Callidus Software, Inc.†	33,704	805,526
Ebix, Inc.#	14,200	785,970
Five9, Inc.†	18,602	417,987
HubSpot, Inc.†#	15,942	1,149,418
Jive Software, Inc.†	32,510	171,490
MINDBODY, Inc., Class A†	8,113	227,570
New Relic, Inc.†#	12,368	540,111
Park City Group, Inc.†#	7,278	90,975
PDF Solutions, Inc.†	15,224	247,238
Progress Software Corp.	27,556	804,635
RealPage, Inc.†	29,912	1,034,955

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Verint Systems, Inc.†	34,409	$1,414,210

		8,123,520

Athletic Equipment — 0.0%
Nautilus, Inc.†	17,267	313,396

Auction Houses/Art Dealers — 0.1%
B. Riley Financial, Inc.#	5,233	78,757
Sotheby’s†	27,270	1,434,129

		1,512,886

Audio/Video Products — 0.1%
Daktronics, Inc.	20,662	205,174
Universal Electronics, Inc.†#	7,976	515,249

		720,423

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	17,296	857,882

Auto - Cars/Light Trucks — 0.0%
REV Group, Inc.#	6,396	171,733

Auto - Heavy Duty Trucks — 0.1%
Blue Bird Corp.†#	3,046	55,589
Navistar International Corp.†#	27,886	721,411
Workhorse Group, Inc.†#	6,444	22,683

		799,683

Auto - Truck Trailers — 0.1%
Wabash National Corp.#	33,079	661,249

Auto/Truck Parts & Equipment - Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	46,643	704,776
Cooper-Standard Holding, Inc.†	8,193	884,926
Dana, Inc.	82,523	1,742,886
Gentherm, Inc.†	20,539	774,320
Horizon Global Corp.†#	12,049	177,241
Meritor, Inc.†	45,483	708,170
Miller Industries, Inc.	6,203	158,797
Modine Manufacturing Co.†	26,524	403,165
Spartan Motors, Inc.	18,729	161,069
Strattec Security Corp.	1,960	69,678
Superior Industries International, Inc.	14,147	275,867
Supreme Industries, Inc., Class A	7,306	129,462
Tenneco, Inc.	29,633	1,684,636
Titan International, Inc.#	24,925	258,472
Tower International, Inc.	11,550	267,960
Unique Fabricating, Inc.	3,714	34,503

		8,435,928

Auto/Truck Parts & Equipment - Replacement — 0.2%
Dorman Products, Inc.†#	14,669	1,223,395
Douglas Dynamics, Inc.	12,460	379,407
Motorcar Parts of America, Inc.†#	10,306	299,595
Standard Motor Products, Inc.#	12,098	588,689

		2,491,086

B2B/E-Commerce — 0.1%
ePlus, Inc.†	7,120	560,700
Global Sources, Ltd.†	4,621	96,579
TechTarget, Inc.†	10,540	95,914

		753,193

Banks - Commercial — 8.9%
1st Source Corp.	8,813	401,432
Access National Corp.	8,115	227,139
ACNB Corp.	3,356	94,807
Allegiance Bancshares, Inc.†#	6,186	239,707

189

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
American National Bankshares, Inc.	4,624	$161,146
Ameris Bancorp	20,021	867,910
Ames National Corp.#	4,824	143,032
Arrow Financial Corp.#	6,374	201,737
Atlantic Capital Bancshares, Inc.†	9,754	180,937
BancFirst Corp.	4,410	416,524
Bancorp, Inc.†	27,967	171,158
BancorpSouth, Inc.	47,798	1,371,803
Bank of Marin Bancorp	3,360	201,432
Bank of N.T. Butterfield & Son, Ltd.	6,692	220,702
Bank of the Ozarks, Inc.#	48,986	2,165,181
Bankwell Financial Group, Inc.	3,221	99,948
Banner Corp.	16,456	883,523
Bar Harbor Bankshares	8,311	239,939
Blue Hills Bancorp, Inc.	13,883	249,894
BNC Bancorp	22,331	704,543
Bridge Bancorp, Inc.	9,418	313,148
Bryn Mawr Bank Corp.	9,377	383,050
C&F Financial Corp.	1,814	87,344
Camden National Corp.	8,601	345,760
Capital Bank Financial Corp., Class A	13,413	497,622
Capital City Bank Group, Inc.	6,196	116,237
Capstar Financial Holdings, Inc.†	1,488	26,754
Carolina Financial Corp.	5,766	172,634
Cass Information Systems, Inc.	6,176	378,218
Cathay General Bancorp, Class B	40,998	1,455,429
CenterState Banks, Inc.	26,963	648,191
Central Pacific Financial Corp.	17,052	515,823
Central Valley Community Bancorp	4,929	102,918
Century Bancorp, Inc., Class A	1,674	100,022
Chemical Financial Corp.	36,252	1,630,252
Chemung Financial Corp.	1,769	66,479
Citizens & Northern Corp.	6,596	147,025
City Holding Co.	8,217	518,411
CNB Financial Corp.	7,795	163,461
CoBiz Financial, Inc.	20,948	329,722
Codorus Valley Bancorp, Inc.	4,564	117,751
Columbia Banking System, Inc.	32,110	1,178,758
Community Bank System, Inc.#	26,440	1,421,401
Community Trust Bancorp, Inc.	8,577	355,945
ConnectOne Bancorp, Inc.	15,997	348,735
County Bancorp, Inc.	2,708	67,050
CU Bancorp†	9,144	329,184
Customers Bancorp, Inc.†	15,106	422,213
CVB Financial Corp.#	56,148	1,139,804
Eagle Bancorp, Inc.†	16,924	965,514
Enterprise Bancorp, Inc.	4,725	141,750
Enterprise Financial Services Corp.	11,870	475,987
Equity Bancshares, Inc., Class A†	3,837	114,112
Farmers Capital Bank Corp.	4,144	158,301
Farmers National Banc Corp.	13,997	189,659
FB Financial Corp.†#	3,703	126,532
FCB Financial Holdings, Inc., Class A†	16,874	772,829
Fidelity Southern Corp.	11,681	249,857
Financial Institutions, Inc.	7,321	224,389
First BanCorp†	66,988	347,668
First Bancorp	12,617	350,248
First Bancorp, Inc.	5,735	144,121
First Busey Corp.	17,437	495,036
First Business Financial Services, Inc.	4,545	103,853
First Citizens BancShares, Inc., Class A	4,188	1,387,903
First Commonwealth Financial Corp.	48,453	595,003
First Community Bancshares, Inc.	8,801	224,425
First Community Financial Partners, Inc.†	7,654	95,675
First Connecticut Bancorp, Inc.	7,871	197,169

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Financial Bancorp	33,969	$850,923
First Financial Bankshares, Inc.#	35,391	1,353,706
First Financial Corp.	5,635	256,674
First Foundation, Inc.†	14,864	227,865
First Internet Bancorp	2,924	75,439
First Interstate BancSystem, Inc., Class A#	13,728	479,091
First Merchants Corp.	22,227	882,190
First Mid-Illinois Bancshares, Inc.	4,175	138,192
First Midwest Bancorp, Inc.	49,377	1,094,194
First Northwest Bancorp†	6,246	101,935
First of Long Island Corp.	12,034	326,723
FNB Corp.	176,145	2,325,114
Franklin Financial Network, Inc.†	6,271	244,569
Fulton Financial Corp.	95,342	1,668,485
German American Bancorp, Inc.	11,991	372,321
Glacier Bancorp, Inc.	42,272	1,363,695
Great Southern Bancorp, Inc.	6,041	295,707
Great Western Bancorp, Inc.	32,580	1,233,479
Green Bancorp, Inc.†#	11,647	221,875
Guaranty Bancorp	9,461	238,890
Hancock Holding Co.	46,342	2,141,000
Hanmi Financial Corp.	17,668	469,969
HarborOne Bancorp, Inc.†#	8,142	159,746
Heartland Financial USA, Inc.	12,731	570,985
Heritage Commerce Corp.	14,691	197,741
Heritage Financial Corp.	16,608	396,101
Hilltop Holdings, Inc.	41,590	1,039,334
Home BancShares, Inc.	66,913	1,566,433
HomeStreet, Inc.†	13,310	356,708
Hope Bancorp, Inc.	71,211	1,239,784
Horizon Bancorp	10,729	272,946
IBERIABANK Corp.	28,002	2,161,754
Independent Bank Corp.	14,242	860,929
Independent Bank Corp.	11,465	233,313
International Bancshares Corp.	30,075	996,986
Kearny Financial Corp.	48,772	680,369
Lakeland Bancorp, Inc.	21,863	409,931
Lakeland Financial Corp.	13,578	576,115
LCNB Corp.	4,959	96,948
LegacyTexas Financial Group, Inc.	24,566	865,215
Live Oak Bancshares, Inc.#	11,015	269,317
Macatawa Bank Corp.	14,895	137,630
MainSource Financial Group, Inc.	12,992	420,681
MB Financial, Inc.	41,784	1,720,665
MBT Financial Corp.	10,020	101,703
Mercantile Bank Corp.	8,952	278,139
Midland States Bancorp, Inc.#	2,073	72,431
MidWestOne Financial Group, Inc.	4,648	160,960
National Bankshares, Inc.#	3,836	154,591
National Commerce Corp.†	4,764	177,935
NBT Bancorp, Inc.	23,886	839,354
Nicolet Bankshares, Inc.†	4,276	212,859
Northrim BanCorp, Inc.	3,791	112,593
OFG Bancorp	24,370	227,859
Old Line Bancshares, Inc.	4,712	131,936
Old National Bancorp	73,596	1,162,817
Old Second Bancorp, Inc.	16,188	187,781
Opus Bank	9,661	207,711
Orrstown Financial Services, Inc.	4,166	87,903
Pacific Continental Corp.	11,452	269,695
Pacific Mercantile Bancorp†	8,626	66,420
Paragon Commercial Corp.†	450	22,878
Park National Corp.	7,492	757,216
Park Sterling Corp.	29,035	337,096
Peapack Gladstone Financial Corp.	8,856	269,134

190

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Penns Woods Bancorp, Inc.#	2,607	$102,977
People’s Utah Bancorp	7,316	187,290
Peoples Bancorp, Inc.	9,048	273,702
Peoples Financial Services Corp.	3,871	152,208
Pinnacle Financial Partners, Inc.	25,995	1,563,599
Preferred Bank	6,838	341,285
Premier Financial Bancorp, Inc.	5,267	104,076
PrivateBancorp, Inc.	43,415	2,587,100
Prosperity Bancshares, Inc.	36,932	2,313,420
Provident Bancorp, Inc.†	2,485	51,564
QCR Holdings, Inc.	6,703	293,591
Renasant Corp.	23,513	939,344
Republic Bancorp, Inc., Class A	5,441	188,694
Republic First Bancorp, Inc.†#	27,619	244,428
S&T Bancorp, Inc.	19,233	641,805
Sandy Spring Bancorp, Inc.	13,255	508,594
Seacoast Banking Corp. of Florida†	16,680	376,301
ServisFirst Bancshares, Inc.#	25,471	872,127
Shore Bancshares, Inc.	7,062	112,498
Sierra Bancorp	6,558	157,589
Simmons First National Corp., Class A	16,251	824,738
South State Corp.	14,322	1,190,158
Southern First Bancshares, Inc.†	3,228	110,398
Southern National Bancorp of Virginia, Inc.	6,307	107,913
Southside Bancshares, Inc.	14,783	481,320
Southwest Bancorp, Inc.	10,171	250,207
State Bank Financial Corp.	19,693	499,218
Stock Yards Bancorp, Inc.	11,967	433,205
Stonegate Bank	6,452	291,888
Summit Financial Group, Inc.	4,714	102,011
Sun Bancorp, Inc.	6,043	149,564
Texas Capital Bancshares, Inc.†	27,519	2,019,895
Tompkins Financial Corp.#	7,919	600,339
Towne Bank	30,987	898,623
TriCo Bancshares	11,391	397,318
TriState Capital Holdings, Inc.†	12,352	286,566
Triumph Bancorp, Inc.†	8,712	198,634
TrustCo Bank Corp.	51,433	378,033
Trustmark Corp.	37,524	1,141,105
UMB Financial Corp.	24,789	1,735,974
Umpqua Holdings Corp.	122,529	2,076,254
Union Bankshares Corp.	24,434	820,982
United Bankshares, Inc.#	50,891	1,946,581
United Community Banks, Inc.	38,756	998,742
Univest Corp. of Pennsylvania	13,713	377,793
Valley National Bancorp	137,527	1,551,305
Veritex Holdings, Inc.†	6,348	165,048
Washington Trust Bancorp, Inc.	8,385	400,803
WashingtonFirst Bankshares, Inc.	4,780	156,880
Webster Financial Corp.	50,686	2,469,422
WesBanco, Inc.	22,036	818,858
West Bancorporation, Inc.	8,938	196,189
Westamerica Bancorporation#	13,904	713,414
Western New England Bancorp, Inc.	12,454	123,917
Wintrust Financial Corp.	28,250	1,942,470
Xenith Bankshares, Inc.†	4,142	127,201

		106,407,702

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	45,025	652,862
Union Bankshares, Inc.	2,189	87,451

		740,313

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.†	15,503	724,145

Security Description	Shares	Value (Note 2)

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	6,259	$351,130
National Bank Holdings Corp., Class A	13,424	409,700

		760,830

Batteries/Battery Systems — 0.2%
EnerSys	24,058	1,781,735

Beverages - Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated#	2,655	604,650
National Beverage Corp.#	6,594	632,694
Primo Water Corp.†	11,892	146,153

		1,383,497

Beverages - Wine/Spirits — 0.0%
MGP Ingredients, Inc.#	7,064	361,747

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	12,602	413,976

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	4,865	694,479
Craft Brew Alliance, Inc.†	7,119	118,887

		813,366

Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†	3,690	41,513
MSG Networks, Inc., Class A†	33,524	705,680
TiVo Corp.	64,788	1,153,226
World Wrestling Entertainment, Inc., Class A#	20,357	415,486

		2,315,905

Building & Construction Products - Misc. — 0.7%
Armstrong Flooring, Inc.†	13,177	243,643
Builders FirstSource, Inc.†	47,229	645,148
Caesarstone, Ltd.†	13,422	503,996
Forterra, Inc.†#	10,149	72,972
Gibraltar Industries, Inc.†	17,762	552,398
Louisiana-Pacific Corp.†	79,720	1,776,162
NCI Building Systems, Inc.†	15,322	255,111
Patrick Industries, Inc.†	8,846	585,605
Ply Gem Holdings, Inc.†	12,395	202,658
Quanex Building Products Corp.#	19,281	397,189
Simpson Manufacturing Co., Inc.	22,967	922,814
Summit Materials, Inc., Class A†	59,242	1,591,240
Trex Co., Inc.†	16,301	1,047,665

		8,796,601

Building & Construction - Misc. — 0.2%
Aegion Corp.†	19,683	389,527
Comfort Systems USA, Inc.	20,891	719,695
Hill International, Inc.†	18,198	89,170
IES Holdings, Inc.†	4,410	67,693
MYR Group, Inc.†	8,294	243,512
TopBuild Corp.†	21,271	1,139,062

		2,648,659

Building Products - Air & Heating — 0.1%
AAON, Inc.	22,750	822,981

Building Products - Cement — 0.1%
Continental Building Products, Inc.†	19,842	484,145
US Concrete, Inc.†#	8,063	532,964

		1,017,109

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.#	15,993	852,107
Griffon Corp.	17,035	369,660
JELD-WEN Holding, Inc.†	13,906	434,423

191

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Doors & Windows (continued)
Masonite International Corp.†	16,879	$1,243,138
PGT Innovations , Inc.†	26,910	308,120

		3,207,448

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	13,392	118,251

Building Products - Wood — 0.1%
Boise Cascade Co.†	21,988	592,576
Universal Forest Products, Inc.	10,962	963,889

		1,556,465

Building - Heavy Construction — 0.4%
Dycom Industries, Inc.†#	16,904	1,423,148
Granite Construction, Inc.	21,820	1,022,485
Layne Christensen Co.†#	10,197	74,132
MasTec, Inc.†	36,661	1,554,426
Orion Group Holdings, Inc.†	15,166	108,134
Primoris Services Corp.	22,674	526,037
Tutor Perini Corp.†	21,270	551,956

		5,260,318

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	30,852	1,327,870

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†#	4,770	525,893
Winnebago Industries, Inc.	15,100	369,950

		895,843

Building - Residential/Commercial — 0.6%
AV Homes, Inc.†#	6,889	107,985
Beazer Homes USA, Inc.†	17,730	216,306
Century Communities, Inc.†	8,571	213,418
Green Brick Partners, Inc.†	13,076	129,452
Hovnanian Enterprises, Inc., Class A†#	68,637	166,788
Installed Building Products, Inc.†	11,329	561,918
KB Home#	46,994	985,934
LGI Homes, Inc.†#	8,700	281,880
M/I Homes, Inc.†	13,333	375,857
MDC Holdings, Inc.	23,406	787,612
Meritage Homes Corp.†#	21,542	859,526
New Home Co., Inc.†	7,150	76,862
PICO Holdings, Inc.†	12,319	201,416
Taylor Morrison Home Corp., Class A†	22,071	513,151
TRI Pointe Group, Inc.†	81,773	1,011,532
UCP, Inc., Class A†	4,553	50,083
William Lyon Homes, Class A†#	13,467	305,028

		6,844,748

Cable/Satellite TV — 0.0%
Global Eagle Entertainment, Inc.†#	26,366	81,471

Casino Hotels — 0.2%
Boyd Gaming Corp.	45,612	1,159,001
Caesars Entertainment Corp.†#	31,777	347,958
Century Casinos, Inc.†	12,010	93,798
Monarch Casino & Resort, Inc.†	5,980	180,297

		1,781,054

Casino Services — 0.1%
Eldorado Resorts, Inc.†	16,133	334,760
Scientific Games Corp., Class A†	29,249	678,577

		1,013,337

Cellular Telecom — 0.0%
ATN International, Inc.	5,940	388,713

Security Description	Shares	Value (Note 2)

Cellular Telecom (continued)
NII Holdings, Inc.†#	30,151	$17,126

		405,839

Chemicals - Diversified — 0.4%
Aceto Corp.#	16,385	231,848
Codexis, Inc.†	18,853	75,412
Innophos Holdings, Inc.	10,892	460,623
Innospec, Inc.	12,981	830,784
Koppers Holdings, Inc.†	11,456	412,989
Olin Corp.	91,569	2,686,634

		4,698,290

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	24,244	421,603

Chemicals - Other — 0.0%
American Vanguard Corp.	15,896	267,848

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	16,196	474,543
Landec Corp.†	15,066	210,924
PolyOne Corp.	46,322	1,729,663

		2,415,130

Chemicals - Specialty — 1.6%
AgroFresh Solutions, Inc.†#	12,397	87,151
Balchem Corp.#	17,417	1,371,066
Calgon Carbon Corp.	28,376	398,683
Chemours Co.	101,404	4,055,146
CSW Industrials, Inc.†	8,119	286,601
Ferro Corp.†	46,878	785,675
GCP Applied Technologies, Inc.†	39,219	1,180,492
H.B. Fuller Co.	27,815	1,411,611
Hawkins, Inc.	5,413	254,682
Ingevity Corp.†	23,580	1,392,871
KMG Chemicals, Inc.	5,076	283,901
Kraton Corp.†	16,670	538,441
Minerals Technologies, Inc.	19,127	1,376,188
Oil-Dri Corp. of America	2,810	96,861
OMNOVA Solutions, Inc.†	23,926	206,960
Quaker Chemical Corp.#	7,123	992,875
Sensient Technologies Corp.	24,729	1,985,491
Stepan Co.	11,060	935,897
Tronox, Ltd., Class A	36,320	552,064
Univar, Inc.†	24,218	736,711
Valhi, Inc.	14,140	48,217

		18,977,584

Circuit Boards — 0.1%
Park Electrochemical Corp.	10,884	183,940
TTM Technologies, Inc.†	40,822	662,949

		846,889

Coal — 0.0%
Ramaco Resources, Inc.†#	3,281	20,605
SunCoke Energy, Inc.†	36,312	317,367
Westmoreland Coal Co.†	10,372	68,144

		406,116

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	12,396	227,343

Coffee — 0.0%
Farmer Bros. Co.†	4,556	136,680

Commercial Services — 0.5%
Care.com, Inc.†	9,010	138,484
Collectors Universe, Inc.	4,211	105,485

192

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services (continued)
Healthcare Services Group, Inc.#	39,034	$1,868,558
HMS Holdings Corp.†	47,470	864,903
Medifast, Inc.	5,887	244,958
National Research Corp., Class A	4,719	113,256
Nutrisystem, Inc.	16,403	853,776
PFSweb, Inc.†	8,271	57,153
RPX Corp.†	27,967	370,283
ServiceSource International, Inc.†	34,369	118,917
SP Plus Corp.†	9,732	287,094
Team, Inc.†#	16,275	417,454
Weight Watchers International, Inc.†	15,624	410,911

		5,851,232

Commercial Services - Finance — 0.4%
Cardtronics PLC, Class A†	24,912	853,236
CBIZ, Inc.†	27,801	419,795
CPI Card Group, Inc.#	11,824	23,057
EVERTEC, Inc.	35,791	590,552
Green Dot Corp., Class A†	24,036	883,083
LendingTree, Inc.†	3,579	556,892
Liberty Tax, Inc.	3,832	54,031
MoneyGram International, Inc.†	16,667	290,339
Travelport Worldwide, Ltd.	63,897	862,609

		4,533,594

Communications Software — 0.1%
BroadSoft, Inc.†#	16,564	662,560
Digi International, Inc.†	14,595	139,382
pdvWireless, Inc.†#	5,501	131,474

		933,416

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	43,180	2,640,889
Exa Corp.†	7,810	108,481

		2,749,370

Computer Data Security — 0.1%
Qualys, Inc.†	15,320	643,440
Varonis Systems, Inc.†	6,025	219,009

		862,449

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	22,851	446,737

Computer Services — 1.3%
ALJ Regional Holdings, Inc.†	10,424	35,233
Barracuda Networks, Inc.†	12,395	271,698
CACI International, Inc., Class A†	13,443	1,654,833
Carbonite, Inc.†	10,013	186,242
Cogint, Inc.†	8,550	46,170
Convergys Corp.	49,267	1,197,681
DMC Global, Inc.	7,895	99,872
Engility Holdings, Inc.†	10,155	267,381
EPAM Systems, Inc.†	26,665	2,236,660
ExlService Holdings, Inc.†	18,329	959,890
Globant SA†	14,477	566,919
Insight Enterprises, Inc.†	20,298	843,179
KeyW Holding Corp.†	24,637	226,907
MAXIMUS, Inc.	35,442	2,200,239
NeuStar, Inc., Class A†	29,897	991,086
Science Applications International Corp.	23,423	1,779,914
SecureWorks Corp., Class A†	3,415	37,155
Sykes Enterprises, Inc.†	21,796	726,461
Syntel, Inc.#	18,188	317,926
TeleTech Holdings, Inc.	9,250	393,587
Unisys Corp.†#	28,291	333,834

Security Description	Shares	Value (Note 2)

Computer Services (continued)
Virtusa Corp.†#	15,578	$452,074

		15,824,941

Computer Software — 0.6%
Avid Technology, Inc.†	18,108	94,343
Blackbaud, Inc.#	26,139	2,162,479
Box, Inc., Class A†	27,491	514,082
Cornerstone OnDemand, Inc.†	27,851	1,040,513
Envestnet, Inc.†	22,914	821,467
Guidance Software, Inc.†	12,733	81,619
j2 Global, Inc.#	26,056	2,204,859
Planet Payment, Inc.†	23,843	82,258
Workiva, Inc.†	12,372	225,170

		7,226,790

Computers - Integrated Systems — 0.5%
Agilysys, Inc.†	8,528	84,512
Cray, Inc.†	22,674	402,463
Diebold Nixdorf, Inc.#	37,846	1,001,027
Maxwell Technologies, Inc.†	17,739	102,709
Mercury Systems, Inc.†#	25,981	1,033,264
MTS Systems Corp.#	9,229	478,524
NCI, Inc., Class A†	3,400	64,940
NetScout Systems, Inc.†	49,576	1,814,482
Radisys Corp.†	20,062	75,634
Silver Spring Networks, Inc.†#	21,342	217,261
Super Micro Computer, Inc.†	21,771	535,567
USA Technologies, Inc.†#	20,188	93,874

		5,904,257

Computers - Memory Devices — 0.0%
Pure Storage, Inc., Class A†	37,632	486,958

Computers - Other — 0.3%
3D Systems Corp.†#	59,349	1,213,687
ExOne Co.†#	6,149	80,921
Lumentum Holdings, Inc.†	27,944	1,594,205
Stratasys, Ltd.†	27,630	743,247

		3,632,060

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†#	26,049	1,235,244
Immersion Corp.†#	16,299	138,541
Mitek Systems, Inc.†	16,581	129,332

		1,503,117

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	13,935	372,483

Consulting Services — 0.4%
Advisory Board Co.†	22,692	1,173,176
CRA International, Inc.	4,343	150,138
Forrester Research, Inc.	5,594	220,404
Franklin Covey Co.†	5,752	113,602
FTI Consulting, Inc.†	22,975	793,327
Hackett Group, Inc.	12,643	185,346
Huron Consulting Group, Inc.†	12,176	505,913
ICF International, Inc.†	10,167	478,357
Information Services Group, Inc.†	17,497	63,864
Navigant Consulting, Inc.†	26,783	522,001
Vectrus, Inc.†	6,019	177,560

		4,383,688

Consumer Products - Misc. — 0.3%
Central Garden & Pet Co.†#	5,701	170,574
Central Garden & Pet Co., Class A†	18,836	544,549
CSS Industries, Inc.	4,818	128,110

193

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. (continued)
Helen of Troy, Ltd.†	15,531	$1,413,321
WD-40 Co.	7,931	838,307

		3,094,861

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A#	14,419	857,209
Greif, Inc., Class B	3,222	214,102

		1,071,311

Containers - Paper/Plastic — 0.2%
KapStone Paper and Packaging Corp.	47,823	1,010,500
Multi Packaging Solutions International, Ltd.†	11,939	214,902
Multi-Color Corp.	7,654	657,479
UFP Technologies, Inc.†	3,609	98,706

		1,981,587

Cosmetics & Toiletries — 0.1%
Avon Products, Inc.†	243,636	828,363
elf Beauty, Inc.†	5,126	125,433
Inter Parfums, Inc.#	9,840	342,432
Revlon, Inc., Class A†	6,609	122,927

		1,419,155

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	8,289	78,911

Data Processing/Management — 0.6%
Acxiom Corp.†	42,850	1,122,670
Amber Road, Inc.†	9,975	72,119
CommVault Systems, Inc.†#	21,378	1,199,841
CSG Systems International, Inc.	17,581	701,306
Fair Isaac Corp.	17,103	2,268,884
Pegasystems, Inc.	20,316	1,187,470

		6,552,290

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†#	22,720	79,520
QAD, Inc., Class A	5,305	172,678

		252,198

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†#	12,975	362,003
BioTelemetry, Inc.†	15,197	438,433
GenMark Diagnostics, Inc.†	22,606	292,522
Genomic Health, Inc.†	10,519	334,083
Oxford Immunotec Global PLC†	12,501	175,014
Repligen Corp.†	19,016	746,188

		2,348,243

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	23,486	324,107
OraSure Technologies, Inc.†	30,526	460,027
Quidel Corp.†	15,129	375,501

		1,159,635

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	4,916	79,639

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	8,148	1,314,272
Merit Medical Systems, Inc.†	24,235	860,343
Utah Medical Products, Inc.	1,937	130,166

		2,304,781

Distribution/Wholesale — 0.6%
Anixter International, Inc.†	16,002	1,208,151
Beacon Roofing Supply, Inc.†	33,040	1,593,519

Security Description	Shares	Value (Note 2)

Distribution/Wholesale (continued)
Core-Mark Holding Co., Inc.	25,230	$859,081
Essendant, Inc.	20,988	337,907
Fossil Group, Inc.†#	23,629	254,484
G-III Apparel Group, Ltd.†#	24,221	474,005
H&E Equipment Services, Inc.	17,779	353,624
ScanSource, Inc.†	14,147	537,586
SiteOne Landscape Supply, Inc.†	6,554	348,542
Systemax, Inc.	6,475	103,147
Titan Machinery, Inc.†	9,980	168,163
Triton International, Ltd.	22,205	622,184
Veritiv Corp.†	4,639	205,044

		7,065,437

Diversified Financial Services — 0.0%
On Deck Capital, Inc.†	27,024	95,665

Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	33,101	858,971
AZZ, Inc.	14,313	776,480
Barnes Group, Inc.	27,788	1,572,523
Chase Corp.	3,977	419,574
EnPro Industries, Inc.	11,915	796,041
Fabrinet†	19,636	691,776
Federal Signal Corp.	33,792	529,859
GP Strategies Corp.†	7,172	176,073
Handy & Harman, Ltd.†	1,649	47,079
Harsco Corp.†	45,398	676,430
LSB Industries, Inc.†	11,620	102,140
Lydall, Inc.†	9,356	472,010
NL Industries, Inc.†	4,693	34,728
Raven Industries, Inc.	20,437	691,793
Standex International Corp.	7,156	629,012
Tredegar Corp.	14,319	226,240

		8,700,729

Diversified Minerals — 0.2%
Fairmount Santrol Holdings, Inc.†#	50,326	239,552
Smart Sand, Inc.†#	6,537	63,670
United States Lime & Minerals, Inc.	1,106	86,733
US Silica Holdings, Inc.#	41,182	1,564,916

		1,954,871

Diversified Operations — 0.1%
HRG Group, Inc.†	65,691	1,246,158

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	11,329	500,175

Drug Delivery Systems — 0.4%
Catalent, Inc.†	55,080	1,956,993
Depomed, Inc.†	34,383	360,334
Heron Therapeutics, Inc.†#	23,138	310,049
Nektar Therapeutics†	78,658	1,563,721
Revance Therapeutics, Inc.†#	11,513	256,164

		4,447,261

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	14,660	146,600
Chegg, Inc.†#	45,340	544,080
Etsy, Inc.†#	59,137	793,027
FTD Cos., Inc.†	9,820	170,082
Lands’ End, Inc.†#	8,403	147,893
Overstock.com, Inc.†	7,439	104,518
Shutterfly, Inc.†	19,461	963,125
Wayfair, Inc., Class A†#	17,763	1,118,181

		3,987,506

194

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Services — 0.4%
Angie’s List, Inc.†#	22,387	$269,539
Bankrate, Inc.†	26,708	279,099
ChannelAdvisor Corp.†	13,069	148,987
GrubHub, Inc.†#	44,707	1,943,413
Quotient Technology, Inc.†#	36,104	397,144
Stamps.com, Inc.†#	8,951	1,234,343
Trade Desk, Inc., Class A†	5,097	280,335
TrueCar, Inc.†	30,607	538,071

		5,090,931

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	14,039	87,042
New Media Investment Group, Inc.	24,860	321,440
QuinStreet, Inc.†	20,614	80,085
Rubicon Project, Inc.†	20,965	104,406

		592,973

E-Services/Consulting — 0.0%
Perficient, Inc.†	19,861	342,999

Educational Software — 0.1%
2U, Inc.†#	20,655	883,001
Instructure, Inc.†#	5,917	157,984
Rosetta Stone, Inc.†	10,870	129,027

		1,170,012

Electric Products - Misc. — 0.2%
Graham Corp.	5,382	112,645
Littelfuse, Inc.	12,278	1,988,422
Novanta, Inc.†	17,814	605,676

		2,706,743

Electric - Distribution — 0.1%
EnerNOC, Inc.†	15,069	82,126
Genie Energy, Ltd., Class B	7,262	55,845
Spark Energy, Inc., Class A#	2,753	120,719
Unitil Corp.	7,825	372,313

		631,003

Electric - Generation — 0.0%
Atlantic Power Corp.†	68,681	161,400

Electric - Integrated — 1.4%
ALLETE, Inc.	27,346	2,006,923
Ameresco, Inc., Class A†	11,970	82,593
Avista Corp.	34,937	1,496,701
Black Hills Corp.#	28,546	1,985,089
El Paso Electric Co.	22,767	1,229,418
IDACORP, Inc.	28,027	2,446,757
MGE Energy, Inc.	19,336	1,258,773
NorthWestern Corp.	26,781	1,659,351
Otter Tail Corp.	21,388	854,451
PNM Resources, Inc.	44,510	1,713,635
Portland General Electric Co.	49,770	2,356,112

		17,089,803

Electronic Components - Misc. — 0.8%
AVX Corp.	26,209	429,041
Bel Fuse, Inc., Class B	5,214	125,136
Benchmark Electronics, Inc.†	27,875	900,362
CTS Corp.	17,643	371,385
Kimball Electronics, Inc.†	15,819	275,251
Knowles Corp.†#	48,889	837,469
Methode Electronics, Inc.	20,150	809,022
NVE Corp.	2,691	212,428
OSI Systems, Inc.†	9,863	781,051
Plexus Corp.†	18,385	955,652

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
Rogers Corp.†	10,150	$1,078,031
Sanmina Corp.†	40,671	1,488,559
Sparton Corp.†	5,279	90,588
Stoneridge, Inc.†	15,117	233,709
Vishay Intertechnology, Inc.#	75,680	1,237,368
Vishay Precision Group, Inc.†	6,814	117,882
ZAGG, Inc.†	15,532	129,692

		10,072,626

Electronic Components - Semiconductors — 2.0%
Advanced Micro Devices, Inc.†#	416,264	4,657,994
Alpha & Omega Semiconductor, Ltd.†	10,231	190,501
Ambarella, Inc.†	17,704	1,036,392
Amkor Technology, Inc.†	56,393	639,497
Cavium, Inc.†#	35,692	2,604,445
CEVA, Inc.†	11,095	468,764
Diodes, Inc.†	21,453	549,411
DSP Group, Inc.†	12,148	143,954
EMCORE Corp.	14,719	147,926
Impinj, Inc.†#	3,387	147,843
Inphi Corp.†#	22,238	882,404
IXYS Corp.	14,145	208,639
Kopin Corp.†	34,709	119,746
Lattice Semiconductor Corp.†	67,570	469,611
MACOM Technology Solutions Holdings, Inc.†#	17,770	1,083,437
Microsemi Corp.†	62,947	3,091,327
Monolithic Power Systems, Inc.	21,590	2,120,138
Rambus, Inc.†	61,255	725,259
Semtech Corp.†	35,699	1,363,702
Silicon Laboratories, Inc.†	22,816	1,706,637
Synaptics, Inc.†#	19,384	1,076,975
Xperi Corp.	27,316	837,235

		24,271,837

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.#	15,804	619,517
ESCO Technologies, Inc.	13,989	805,766
FARO Technologies, Inc.†	9,342	324,635
Itron, Inc.†	18,550	1,254,907
Mesa Laboratories, Inc.#	1,690	264,215

		3,269,040

Electronic Parts Distribution — 0.3%
SYNNEX Corp.	16,139	1,795,625
Tech Data Corp.†	19,355	1,876,854

		3,672,479

Energy - Alternate Sources — 0.3%
Clean Energy Fuels Corp.†	49,365	115,514
FuelCell Energy, Inc.†#	13,978	13,479
FutureFuel Corp.	14,054	190,291
Green Plains, Inc.	20,388	435,284
Pacific Ethanol, Inc.†	16,156	95,320
Pattern Energy Group, Inc.#	36,557	824,726
Plug Power, Inc.†#	101,724	189,207
Renewable Energy Group, Inc.†#	21,188	239,424
REX American Resources Corp.†#	3,188	303,243
Sunrun, Inc.†#	35,619	179,520
TerraForm Global, Inc., Class A†	51,465	252,179
TerraForm Power, Inc., Class A†#	49,259	609,826
TPI Composites, Inc.†#	3,361	57,204
Vivint Solar, Inc.†#	12,800	40,960

		3,546,177

195

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engineering/R&D Services — 0.3%
Argan, Inc.#	7,532	$444,765
EMCOR Group, Inc.	33,413	2,105,687
Exponent, Inc.	14,406	854,276
Mistras Group, Inc.†	9,660	202,087
NV5 Global, Inc.†#	4,132	151,644
VSE Corp.	4,850	202,924

		3,961,383

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	23,925	568,937

Enterprise Software/Service — 0.6%
Actua Corp.†	20,256	283,584
American Software, Inc., Class A	14,526	156,009
Apptio, Inc., Class A†#	3,765	62,198
Benefitfocus, Inc.†#	7,251	230,582
Blackline, Inc.†	5,302	178,996
Coupa Software, Inc.†	4,761	162,921
Everbridge, Inc.†	4,797	124,050
Evolent Health, Inc., Class A†#	8,571	196,704
Hortonworks, Inc.†	22,715	280,757
LivePerson, Inc.†#	30,012	286,615
Majesco†	3,304	15,694
ManTech International Corp., Class A	13,921	533,174
MicroStrategy, Inc., Class A†	5,255	958,302
MobileIron, Inc.†	26,182	141,383
Model N, Inc.†#	12,511	162,017
Omnicell, Inc.†	20,044	799,756
Paycom Software, Inc.†#	24,370	1,594,773
PROS Holdings, Inc.†	14,188	423,796
Sapiens International Corp. NV#	13,677	169,732
SPS Commerce, Inc.†	9,332	542,749
Xactly Corp.†#	12,859	201,886

		7,505,678

Entertainment Software — 0.4%
Glu Mobile, Inc.†#	57,958	147,213
Take-Two Interactive Software, Inc.†	54,109	4,152,325

		4,299,538

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	31,828	1,462,497
TRC Cos., Inc.†	10,476	183,330

		1,645,827

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	17,177	1,393,055

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	26,570	582,149
NewStar Financial, Inc.	13,805	122,726

		704,875

Finance - Consumer Loans — 0.3%
Encore Capital Group, Inc.†	13,413	485,550
Enova International, Inc.†	14,929	198,556
LendingClub Corp.†#	182,154	1,001,847
Nelnet, Inc., Class A	11,391	447,780
Ocwen Financial Corp.†	56,671	140,544
PRA Group, Inc.†#	25,474	886,495
Regional Management Corp.†	5,958	119,160
World Acceptance Corp.†	3,405	265,999

		3,545,931

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†	30,366	1,316,366

Security Description	Shares	Value (Note 2)

Finance - Investment Banker/Broker — 0.6%
Cowen, Inc.†	14,385	$216,494
Diamond Hill Investment Group, Inc.	1,709	345,594
Evercore Partners, Inc., Class A#	21,563	1,461,971
FBR & Co.	3,525	62,393
GAIN Capital Holdings, Inc.	21,001	122,856
Greenhill & Co., Inc.#	15,647	316,852
Houlihan Lokey, Inc.	11,615	389,916
INTL. FCStone, Inc.†	8,485	293,242
Investment Technology Group, Inc.	18,540	369,502
KCG Holdings, Inc., Class A†	22,312	443,116
Ladenburg Thalmann Financial Services, Inc.†	56,930	121,830
Moelis & Co., Class A	12,994	456,089
Oppenheimer Holdings, Inc., Class A	5,577	87,001
Piper Jaffray Cos.	8,021	470,432
PJT Partners, Inc., Class A	9,983	386,043
Stifel Financial Corp.†	35,499	1,513,322
Virtu Financial, Inc., Class A#	14,191	231,313

		7,287,966

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	26,891	587,031
California First National Bancorp	1,323	22,689
Marlin Business Services Corp.	4,665	118,258

		727,978

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	12,702	182,401
Ellie Mae, Inc.†#	18,142	1,987,637
Federal Agricultural Mtg. Corp., Class C	4,837	293,122
FNFV Group†	37,052	516,875
Impac Mortgage Holdings, Inc.†#	4,462	73,311
Nationstar Mtg. Holdings, Inc.†#	17,961	293,123
PennyMac Financial Services, Inc., Class A†	7,661	123,342
PHH Corp.†	29,839	401,335
Walter Investment Management Corp.†#	10,509	11,140

		3,882,286

Finance - Other Services — 0.2%
BGC Partners, Inc., Class A	120,535	1,421,107
WageWorks, Inc.†	20,217	1,430,353

		2,851,460

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†	74,106	606,928
MGIC Investment Corp.†	188,841	1,997,938
NMI Holdings, Inc., Class A†	27,821	289,339
Radian Group, Inc.	119,120	1,913,067

		4,807,272

Firearms & Ammunition — 0.2%
American Outdoor Brands Corp.†#	30,868	699,160
Axon Enterprise, Inc.†#	29,407	706,062
Sturm Ruger & Co., Inc.#	10,451	665,729

		2,070,951

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	3,689	113,621

Food - Catering — 0.0%
AdvancePierre Foods Holdings, Inc.	11,698	471,078

Food - Confectionery — 0.0%
Amplify Snack Brands, Inc.†#	16,466	150,664
Tootsie Roll Industries, Inc.#	9,987	346,549

		497,213

196

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Dairy Products — 0.1%
Dean Foods Co.	50,613	$923,181
Lifeway Foods, Inc.†	2,638	25,905

		949,086

Food - Flour & Grain — 0.1%
Seaboard Corp.	149	603,377

Food - Misc./Diversified — 0.7%
B&G Foods, Inc.#	36,317	1,472,654
Cal-Maine Foods, Inc.†#	17,424	648,173
Darling Ingredients, Inc.†	90,887	1,424,199
Inventure Foods, Inc.†#	10,680	45,390
J&J Snack Foods Corp.	8,459	1,100,516
John B. Sanfilippo & Son, Inc.	4,797	310,702
Lancaster Colony Corp.	10,442	1,293,033
Snyder’s-Lance, Inc.#	44,322	1,628,834
TerraVia Holdings, Inc.†#	44,236	11,656

		7,935,157

Food - Retail — 0.1%
Ingles Markets, Inc., Class A	7,874	288,188
Smart & Final Stores, Inc.†#	13,022	170,588
SUPERVALU, Inc.†	149,782	576,661
Village Super Market, Inc., Class A	4,118	102,456
Weis Markets, Inc.	5,400	278,748

		1,416,641

Food - Wholesale/Distribution — 0.3%
Calavo Growers, Inc.#	8,716	590,073
Chefs’ Warehouse, Inc.†#	10,896	165,074
Fresh Del Monte Produce, Inc.	17,792	901,699
Performance Food Group Co.†	21,090	596,847
SpartanNash Co.	20,806	620,019
United Natural Foods, Inc.†	27,453	1,096,473

		3,970,185

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	41,515	283,547
Deckers Outdoor Corp.†#	17,948	1,244,873
Iconix Brand Group, Inc.†#	24,129	144,533
Steven Madden, Ltd.†	34,087	1,337,915
Weyco Group, Inc.#	3,669	100,274
Wolverine World Wide, Inc.	53,639	1,394,614

		4,505,756

Forestry — 0.0%
Deltic Timber Corp.#	5,980	405,803

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	8,325	218,864
Matthews International Corp., Class A	17,690	1,127,738

		1,346,602

Gambling (Non-Hotel) — 0.1%
Caesars Acquisition Co., Class A†#	26,827	473,496
Golden Entertainment, Inc.	5,803	96,388
Pinnacle Entertainment, Inc.†	30,017	588,033
Red Rock Resorts, Inc., Class A	16,931	400,249

		1,558,166

Gas - Distribution — 1.1%
Chesapeake Utilities Corp.	8,596	638,253
Delta Natural Gas Co., Inc.	3,847	115,449
New Jersey Resources Corp.	47,600	1,994,440
Northwest Natural Gas Co.	15,302	937,248
ONE Gas, Inc.	28,900	2,041,785
South Jersey Industries, Inc.	43,924	1,599,273

Security Description	Shares	Value (Note 2)

Gas - Distribution (continued)
Southwest Gas Holdings, Inc.	26,267	$2,090,065
Spire, Inc.	24,805	1,757,434
WGL Holdings, Inc.	27,987	2,315,644

		13,489,591

Gold Mining — 0.0%
Gold Resource Corp.	28,162	99,412

Golf — 0.1%
Acushnet Holdings Corp.#	12,003	228,057
Callaway Golf Co.	53,103	676,532

		904,589

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	7,188	109,617
US Ecology, Inc.#	12,299	615,257

		724,874

Health Care Cost Containment — 0.1%
CorVel Corp.†	5,571	259,609
HealthEquity, Inc.†#	23,889	1,094,116

		1,353,725

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†#	10,474	8,330

Home Furnishings — 0.3%
American Woodmark Corp.†	7,788	722,726
Bassett Furniture Industries, Inc.	5,793	172,052
Ethan Allen Interiors, Inc.#	13,909	374,848
Flexsteel Industries, Inc.	3,654	185,075
Hooker Furniture Corp.	6,389	274,088
La-Z-Boy, Inc.	27,046	716,719
Select Comfort Corp.†	23,996	691,085

		3,136,593

Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	47,135	582,117
ILG, Inc.	62,671	1,688,357
La Quinta Holdings, Inc.†	47,783	662,272
Marcus Corp.	10,478	345,774
Red Lion Hotels Corp.†	7,991	52,341

		3,330,861

Housewares — 0.0%
Libbey, Inc.	12,363	101,006
Lifetime Brands, Inc.	6,223	114,503
NACCO Industries, Inc., Class A	2,185	144,756

		360,265

Human Resources — 0.6%
AMN Healthcare Services, Inc.†	26,179	948,989
Barrett Business Services, Inc.	3,975	226,853
Cross Country Healthcare, Inc.†	18,045	208,420
Heidrick & Struggles International, Inc.	10,315	222,288
Insperity, Inc.	8,840	666,978
Kelly Services, Inc., Class A	16,535	384,108
Kforce, Inc.	13,811	248,598
Korn/Ferry International	31,747	1,019,396
On Assignment, Inc.†	28,180	1,476,632
Patriot National, Inc.†#	6,125	15,251
Paylocity Holding Corp.†#	12,138	568,666
Resources Connection, Inc.	15,916	199,746
TriNet Group, Inc.†	23,728	733,907
TrueBlue, Inc.†	23,720	636,882

		7,556,714

197

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Identification Systems — 0.1%
Brady Corp., Class A	25,771	$925,179

Independent Power Producers — 0.3%
Atlantica Yield PLC	33,157	692,650
Dynegy, Inc.†	65,834	544,447
NRG Yield, Inc., Class A	19,681	338,513
NRG Yield, Inc., Class C#	35,744	632,669
Ormat Technologies, Inc.	21,502	1,279,799

		3,488,078

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†#	56,914	467,833

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,577	104,091
Ichor Holdings, Ltd.†	3,830	89,928

		194,019

Instruments - Controls — 0.3%
Allied Motion Technologies, Inc.	3,486	87,778
Control4 Corp.†	11,317	224,642
Watts Water Technologies, Inc., Class A	15,224	945,410
Woodward, Inc.	29,221	1,990,535

		3,248,365

Instruments - Scientific — 0.0%
Fluidigm Corp.†#	16,375	74,179

Insurance Brokers — 0.0%
Crawford & Co., Class B	6,744	63,056
eHealth, Inc.†#	10,156	186,058

		249,114

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co.	47,303	1,185,413
CNO Financial Group, Inc.	99,134	2,031,256
FBL Financial Group, Inc., Class A	5,539	348,680
Fidelity & Guaranty Life	6,707	206,911
Independence Holding Co.	4,003	79,460
National Western Life Group, Inc., Class A	1,270	390,080
Primerica, Inc.	25,983	1,875,973
Trupanion, Inc.†#	8,106	164,876

		6,282,649

Insurance - Multi-line — 0.3%
Citizens, Inc.†#	26,159	162,447
Genworth Financial, Inc., Class A†	278,351	1,018,765
Horace Mann Educators Corp.	22,836	873,477
Kemper Corp.	21,952	837,469
United Fire Group, Inc.	12,167	526,223

		3,418,381

Insurance - Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	25,377	419,228
AMERISAFE, Inc.	10,671	552,758
Atlas Financial Holdings, Inc.†	5,985	89,775
Baldwin & Lyons, Inc., Class B	5,073	120,737
Donegal Group, Inc., Class A	4,687	73,539
EMC Insurance Group, Inc.	4,701	127,491
Employers Holdings, Inc.	18,072	723,784
Enstar Group, Ltd.†	6,311	1,184,259
Federated National Holding Co.	7,080	111,298
Global Indemnity, Ltd.†	4,725	179,597
Hallmark Financial Services, Inc.†	7,851	81,258
HCI Group, Inc.#	4,865	216,347
Heritage Insurance Holdings, Inc.	14,972	190,743
Infinity Property & Casualty Corp.	6,079	582,064

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Investors Title Co.	805	$150,471
James River Group Holdings, Ltd.	8,037	318,587
Kinsale Capital Group, Inc.	3,674	133,146
National General Holdings Corp.	27,270	598,849
Navigators Group, Inc.	12,644	670,132
OneBeacon Insurance Group, Ltd., Class A	11,232	206,107
RLI Corp.#	21,147	1,174,504
Safety Insurance Group, Inc.	8,102	539,188
Selective Insurance Group, Inc.	31,480	1,608,628
State Auto Financial Corp.#	8,709	216,506
Stewart Information Services Corp.	12,876	582,510
Third Point Reinsurance, Ltd.†	37,219	489,430
Tiptree, Inc.	12,417	75,123
United Insurance Holdings Corp.	9,668	156,912
Universal Insurance Holdings, Inc.#	18,419	454,028

		12,026,999

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	15,945	986,995
Blue Capital Reinsurance Holdings, Ltd.	3,326	63,527
Essent Group, Ltd.†	41,409	1,501,904
Greenlight Capital Re, Ltd., Class A†#	16,548	340,889
Maiden Holdings, Ltd.	38,012	401,027
State National Cos., Inc.	17,186	301,958
WMIH Corp.†#	114,354	125,789

		3,722,089

Internet Application Software — 0.1%
RealNetworks, Inc.†	13,227	54,892
VirnetX Holding Corp.†#	27,254	92,664
Zendesk, Inc.†	44,878	1,165,930

		1,313,486

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	20,058	322,332
Cogent Communications Holdings, Inc.	23,030	907,382

		1,229,714

Internet Content - Entertainment — 0.1%
Limelight Networks, Inc.†	39,961	117,885
Shutterstock, Inc.†	10,681	497,307

		615,192

Internet Content - Information/News — 0.2%
Autobytel, Inc.†	4,908	61,792
DHI Group, Inc.†	28,253	80,521
HealthStream, Inc.†	14,492	403,892
Reis, Inc.	4,925	93,083
WebMD Health Corp.†	20,693	1,158,394
XO Group, Inc.†	14,312	236,291

		2,033,973

Internet Security — 0.3%
Corindus Vascular Robotics, Inc.†#	30,954	35,288
Imperva, Inc.†	16,150	797,810
Proofpoint, Inc.†#	22,572	1,941,192
Rapid7, Inc.†	11,206	205,742
VASCO Data Security International, Inc.†	16,984	232,681
Zix Corp.†	29,981	172,990

		3,385,703

Internet Telephone — 0.2%
8x8, Inc.†	49,697	678,364
RingCentral, Inc., Class A†	33,013	1,125,743

		1,804,107

198

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Companies — 0.0%
Acacia Research Corp.†	28,125	$111,094
Real Industry, Inc.†#	14,762	41,333

		152,427

Investment Management/Advisor Services — 0.5%
Altisource Portfolio Solutions SA†#	6,505	133,873
Associated Capital Group, Inc., Class A	2,531	85,801
Cohen & Steers, Inc.	11,767	461,266
Financial Engines, Inc.#	29,634	1,123,129
GAMCO Investors, Inc., Class A	2,471	71,659
Hennessy Advisors, Inc.	2,436	35,030
Janus Henderson Group PLC†	37,567	1,175,082
Manning & Napier, Inc.	8,416	39,134
Medley Management, Inc., Class A	3,209	18,612
OM Asset Management PLC	22,598	315,468
Pzena Investment Management, Inc., Class A	8,233	71,380
Silvercrest Asset Management Group, Inc., Class A	3,961	48,522
Virtus Investment Partners, Inc.	2,851	287,096
Waddell & Reed Financial, Inc., Class A#	44,728	748,747
Westwood Holdings Group, Inc.	4,496	245,392
WisdomTree Investments, Inc.#	64,746	615,734

		5,475,925

Lasers - System/Components — 0.4%
Applied Optoelectronics, Inc.†#	10,009	698,828
Coherent, Inc.†#	13,403	3,325,955
Electro Scientific Industries, Inc.†	15,487	129,471
II-VI, Inc.†	32,902	987,060

		5,141,314

Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	9,070	215,050

Leisure Products — 0.0%
Escalade, Inc.	5,939	71,268
Johnson Outdoors, Inc., Class A	2,761	118,557
Marine Products Corp.	6,068	82,586

		272,411

Lighting Products & Systems — 0.2%
Universal Display Corp.#	22,958	2,603,437

Linen Supply & Related Items — 0.1%
UniFirst Corp.	8,513	1,206,292

Machine Tools & Related Products — 0.2%
Hardinge, Inc.	6,585	79,679
Kennametal, Inc.	43,735	1,682,485
Milacron Holdings Corp.†	8,190	142,424

		1,904,588

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	10,902	610,185
Hyster-Yale Materials Handling, Inc.	5,310	396,285

		1,006,470

Machinery - Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	25,752	274,259
Franklin Electric Co., Inc.	25,518	974,787

		1,249,046

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,314	452,381
Lindsay Corp.	5,972	509,889

		962,270

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 0.4%
Albany International Corp., Class A	15,751	$760,773
Altra Industrial Motion Corp.	14,190	613,008
Applied Industrial Technologies, Inc.	20,168	1,245,374
Chart Industries, Inc.†	17,225	591,679
DXP Enterprises, Inc.†	8,601	308,174
Gencor Industries, Inc.†	4,362	70,664
Kadant, Inc.	6,040	464,174
Manitowoc Co., Inc.†#	71,636	405,460
Tennant Co.	9,864	690,480

		5,149,786

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	10,936	305,552

Machinery - Pumps — 0.1%
Gorman-Rupp Co.	9,924	238,871
NN, Inc.	14,777	422,622
SPX FLOW, Inc.†	19,885	742,307

		1,403,800

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	33,274	138,087

Medical Imaging Systems — 0.0%
Analogic Corp.	7,011	504,091
iRadimed Corp.†#	2,279	18,574

		522,665

Medical Information Systems — 0.3%
Computer Programs & Systems, Inc.#	6,312	210,821
Cotiviti Holdings, Inc.†	7,124	271,638
Medidata Solutions, Inc.†	30,399	2,163,801
NantHealth, Inc.†#	3,698	11,427
Quality Systems, Inc.†	28,779	442,045
Tabula Rasa HealthCare, Inc.†	2,633	34,887

		3,134,619

Medical Instruments — 0.8%
Abaxis, Inc.#	12,351	597,788
AngioDynamics, Inc.†	15,197	229,171
AtriCure, Inc.†#	17,700	369,753
Avinger, Inc.†#	6,153	3,265
Cardiovascular Systems, Inc.†	17,943	538,828
CONMED Corp.	15,533	788,610
CryoLife, Inc.†	17,748	323,901
Endologix, Inc.†#	45,652	220,043
Entellus Medical, Inc.†	4,221	56,266
Halyard Health, Inc.†	25,900	930,846
Integra LifeSciences Holdings Corp.†#	33,398	1,681,589
iRhythm Technologies, Inc.†	3,900	135,252
Natus Medical, Inc.†	18,317	620,946
NuVasive, Inc.†	27,407	2,056,347
Obalon Therapeutics, Inc.†#	2,737	25,427
Spectranetics Corp.†	24,069	649,863
TransEnterix, Inc.†#	39,189	18,576

		9,246,471

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†#	2,166	13,364
Invitae Corp.†	15,688	134,603
Medpace Holdings, Inc.†#	4,434	123,354
Natera, Inc.†	14,687	150,395
Teladoc, Inc.†	13,319	407,561

		829,277

199

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Laser Systems — 0.0%
Cutera, Inc.†	6,608	$150,662
IRIDEX Corp.†#	4,247	38,181

		188,843

Medical Products — 1.2%
Accuray, Inc.†	44,893	184,061
Atrion Corp.	767	423,116
AxoGen, Inc.†#	13,587	201,767
Cantel Medical Corp.	19,820	1,542,392
Cerus Corp.†#	57,041	130,624
ConforMIS, Inc.†	20,137	81,555
Exactech, Inc.†	5,876	178,043
Glaukos Corp.†#	9,414	383,244
Globus Medical, Inc., Class A†	38,790	1,192,792
Haemonetics Corp.†	28,265	1,152,647
Integer Holdings Corp.†	17,223	683,753
Intersect ENT, Inc.†#	14,365	363,434
Invacare Corp.#	17,852	252,606
InVivo Therapeutics Holdings Corp.†#	18,133	35,359
K2M Group Holdings, Inc.†	14,495	329,761
LeMaitre Vascular, Inc.	7,606	232,439
Luminex Corp.	22,365	453,115
MiMedx Group, Inc.†#	57,575	787,626
NanoString Technologies, Inc.†	8,343	153,011
Nevro Corp.†#	13,295	915,095
Novan, Inc.†#	2,671	13,221
Novocure, Ltd.†#	28,524	357,976
NxStage Medical, Inc.†	35,216	762,779
Orthofix International NV†	9,859	410,825
Penumbra, Inc.†#	15,395	1,275,476
Rockwell Medical, Inc.†#	26,985	193,213
Surmodics, Inc.†	7,302	178,169
T2 Biosystems, Inc.†#	8,229	27,238
Tactile Systems Technology, Inc.†#	2,315	56,324
Wright Medical Group NV†#	57,096	1,525,605

		14,477,266

Medical - Biomedical/Gene — 3.1%
Acceleron Pharma, Inc.†#	15,434	393,721
Achillion Pharmaceuticals, Inc.†#	65,987	293,642
Acorda Therapeutics, Inc.†	24,218	334,208
Aduro Biotech, Inc.†	19,972	199,720
Advaxis, Inc.†#	18,810	151,797
Adverum Biotechnologies, Inc.†#	12,955	33,035
Aevi Genomic Medicine, Inc.†#	13,721	14,681
Agenus, Inc.†#	41,160	136,651
Alder Biopharmaceuticals, Inc.†#	26,382	406,283
AMAG Pharmaceuticals, Inc.†	19,640	339,772
AnaptysBio, Inc.†	2,817	72,087
Anavex Life Sciences Corp.†#	18,387	106,461
ANI Pharmaceuticals, Inc.†	4,462	194,945
Applied Genetic Technologies Corp.†	7,149	37,175
Aptevo Therapeutics, Inc.†	9,146	19,298
Aratana Therapeutics, Inc.†#	18,784	108,196
Ardelyx, Inc.†	17,286	81,244
Arena Pharmaceuticals, Inc.†#	138,086	179,512
Argos Therapeutics, Inc.†#	6,006	2,613
Arrowhead Pharmaceuticals, Inc.†#	34,083	49,080
Asterias Biotherapeutics, Inc.†#	12,774	38,961
Atara Biotherapeutics, Inc.†#	13,080	173,310
Athersys, Inc.†#	42,879	60,031
Audentes Therapeutics, Inc.†	3,076	43,895
Axovant Sciences, Ltd.†	13,764	294,412
Bellicum Pharmaceuticals, Inc.†	11,802	124,983
BioCryst Pharmaceuticals, Inc.†#	41,367	213,040

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
BioTime, Inc.†#	35,998	$108,354
Bluebird Bio, Inc.†#	22,517	1,696,656
Blueprint Medicines Corp.†	13,455	482,765
Cambrex Corp.†	17,627	948,333
Celldex Therapeutics, Inc.†#	53,820	152,311
Cellular Biomedicine Group, Inc.†	6,848	43,827
ChemoCentryx, Inc.†	12,016	79,786
ChromaDex Corp.†#	16,119	52,870
Clearside Biomedical, Inc.†	5,499	37,833
Corvus Pharmaceuticals, Inc.†#	1,871	19,009
Curis, Inc.†	62,844	107,463
Cytokinetics, Inc.†	19,070	258,398
CytomX Therapeutics, Inc.†	11,503	162,077
CytRx Corp.†#	37,621	33,031
Dermira, Inc.†#	16,072	440,694
Dimension Therapeutics, Inc.†	6,884	7,572
Dynavax Technologies Corp.†#	21,889	120,390
Edge Therapeutics, Inc.†	9,149	89,660
Editas Medicine, Inc.†#	3,869	52,851
Eiger BioPharmaceuticals, Inc.†	1,950	12,968
Emergent BioSolutions, Inc.†	18,292	584,064
Endocyte, Inc.†#	21,401	54,573
Enzo Biochem, Inc.†	22,349	201,141
Epizyme, Inc.†#	22,664	324,095
Esperion Therapeutics, Inc.†	8,061	258,113
Exact Sciences Corp.†#	58,515	2,134,042
Exelixis, Inc.†	125,782	2,353,381
FibroGen, Inc.†#	29,491	775,613
Five Prime Therapeutics, Inc.†	15,194	429,230
Flex Pharma, Inc.†#	5,996	21,046
Fortress Biotech, Inc.†#	19,196	69,298
Foundation Medicine, Inc.†#	7,579	288,002
Galena Biopharma, Inc.†	5,163	2,895
Geron Corp.†#	85,026	226,169
GlycoMimetics, Inc.†#	5,768	73,196
Halozyme Therapeutics, Inc.†#	61,404	724,567
Idera Pharmaceuticals, Inc.†#	50,139	81,727
ImmunoGen, Inc.†#	47,442	218,708
Immunomedics, Inc.†#	53,996	407,670
Infinity Pharmaceuticals, Inc.†	27,665	47,584
Innoviva, Inc.†	45,524	556,303
Inovio Pharmaceuticals, Inc.†#	37,372	282,159
Insmed, Inc.†	34,873	537,742
Intellia Therapeutics, Inc.†#	3,933	45,072
Karyopharm Therapeutics, Inc.†	15,004	121,832
Kite Pharma, Inc.†#	24,172	1,748,119
Lexicon Pharmaceuticals, Inc.†#	23,802	329,658
Ligand Pharmaceuticals, Inc.†#	10,542	1,141,488
Lion Biotechnologies, Inc.†#	31,233	160,850
Loxo Oncology, Inc.†#	8,904	406,468
MacroGenics, Inc.†#	17,953	318,666
Medicines Co.†#	37,268	1,482,148
Merrimack Pharmaceuticals, Inc.#	68,730	124,745
Momenta Pharmaceuticals, Inc.†	36,599	530,685
Myriad Genetics, Inc.†#	38,021	773,727
NantKwest, Inc.†#	9,388	34,454
NeoGenomics, Inc.†#	29,861	225,749
NewLink Genetics Corp.†#	12,184	155,468
Novavax, Inc.†#	152,071	140,103
Novus Therapeutics, Inc.†#	620	3,174
Omeros Corp.†#	22,406	338,555
OncoMed Pharmaceuticals, Inc.†	9,865	32,160
Organovo Holdings, Inc.†#	48,486	137,215
Otonomy, Inc.†	13,534	165,791
OvaScience, Inc.†#	17,679	22,629

200

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Pacific Biosciences of California, Inc.†#	42,915	$141,619
Paratek Pharmaceuticals, Inc.†#	10,153	203,568
PDL BioPharma, Inc.#	93,051	222,392
Pfenex, Inc.†	10,253	41,730
Prothena Corp. PLC†	19,223	980,565
PTC Therapeutics, Inc.†#	18,730	234,687
Puma Biotechnology, Inc.†#	15,468	1,183,302
REGENXBIO, Inc.†	11,407	195,060
Retrophin, Inc.†#	20,394	323,245
Rigel Pharmaceuticals, Inc.†	68,448	156,746
RTI Surgical, Inc.†	32,361	166,659
Sage Therapeutics, Inc.†#	16,683	1,102,913
Sangamo Therapeutics, Inc.†#	39,102	265,894
Second Sight Medical Products, Inc.†#	8,001	9,201
Selecta Biosciences, Inc.†#	2,853	39,029
Senseonics Holdings, Inc.†#	15,660	21,924
Seres Therapeutics, Inc.†	10,039	91,556
Spark Therapeutics, Inc.†#	10,580	538,839
Spectrum Pharmaceuticals, Inc.†	42,612	241,184
Stemline Therapeutics, Inc.†#	9,494	75,003
Syndax Pharmaceuticals, Inc.†#	2,655	32,232
Synthetic Biologics, Inc.†	42,622	24,738
Theravance Biopharma, Inc.†#	22,178	809,497
Tobira Therapeutics, Inc. CVR(1)(2)	4,989	68,549
Trovagene, Inc.†#	15,866	10,208
Ultragenyx Pharmaceutical, Inc.†#	21,412	1,153,036
Veracyte, Inc.†	7,887	64,200
Versartis, Inc.†	17,324	265,923
WaVe Life Sciences, Ltd.†	4,165	78,719
XBiotech, Inc.†#	9,848	72,580
Zeneca, Inc. CVR(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	68,444	400,397

		37,317,299

Medical - Drugs — 1.7%
AcelRx Pharmaceuticals, Inc.†#	19,932	49,830
Aclaris Therapeutics, Inc.†	6,211	147,698
Adamas Pharmaceuticals, Inc.†#	9,404	144,634
Aerie Pharmaceuticals, Inc.†	15,952	884,538
Agile Therapeutics, Inc.†	7,478	24,528
Aimmune Therapeutics, Inc.†#	14,802	245,713
Altimmune, Inc.#	3,509	14,913
Amicus Therapeutics, Inc.†#	78,751	631,583
Ampio Pharmaceuticals, Inc.†#	24,741	21,666
Anthera Pharmaceuticals, Inc.†#	2,768	4,456
Array BioPharma, Inc.†#	92,564	701,635
BioSpecifics Technologies Corp.†	3,042	157,667
Cempra, Inc.†	23,306	88,563
Chimerix, Inc.†	24,041	107,704
Cidara Therapeutics, Inc.†#	6,040	36,240
Clovis Oncology, Inc.†	20,313	1,049,370
Coherus Biosciences, Inc.†#	18,745	370,214
Collegium Pharmaceutical, Inc.†#	9,082	74,654
Corcept Therapeutics, Inc.†#	42,068	475,789
Durata Therapeutics , Inc.(1)(2)	9,546	0
Durect Corp.†#	71,076	87,424
Eagle Pharmaceuticals, Inc.†#	4,986	363,729
Enanta Pharmaceuticals, Inc.†	8,793	264,493
Global Blood Therapeutics, Inc.†	11,132	300,564
Horizon Pharma PLC†	89,229	892,290
Ignyta, Inc.†	16,600	117,030
Immune Design Corp.†	6,300	46,935
Inotek Pharmaceuticals Corp.†#	9,829	16,709
Insys Therapeutics, Inc.†#	13,231	194,496
Intra-Cellular Therapies, Inc.†#	19,327	198,102

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Ironwood Pharmaceuticals, Inc.†#	71,575	$1,267,593
Jounce Therapeutics, Inc.†	3,525	71,381
Kadmon Holdings, Inc.†#	4,524	10,224
Keryx Biopharmaceuticals, Inc.†#	44,463	284,119
Lannett Co., Inc.†#	15,604	313,640
Lipocine, Inc.†#	9,326	34,226
MediciNova, Inc.†#	16,723	97,328
Minerva Neurosciences, Inc.†	9,007	74,308
MyoKardia, Inc.†	6,338	81,760
Myovant Sciences, Ltd.†#	5,600	79,408
Neos Therapeutics, Inc.†#	7,739	65,008
Ocular Therapeutix, Inc.†#	10,082	102,836
Ophthotech Corp.†	17,175	38,987
Pacira Pharmaceuticals, Inc.†#	20,153	894,793
PharMerica Corp.†	16,634	410,860
PRA Health Sciences, Inc.†	13,626	984,479
Prestige Brands Holdings, Inc.†	29,464	1,484,396
Progenics Pharmaceuticals, Inc.†#	39,201	249,710
Protagonist Therapeutics, Inc.†#	4,165	46,523
Ra Pharmaceuticals, Inc.†	4,409	105,904
Radius Health, Inc.†#	17,771	615,232
Reata Pharmaceuticals, Inc., Class A†#	3,203	88,499
Regulus Therapeutics, Inc.†#	21,846	30,584
SciClone Pharmaceuticals, Inc.†	28,222	268,109
Sorrento Therapeutics, Inc.†#	16,162	25,051
Sucampo Pharmaceuticals, Inc., Class A†#	13,191	131,910
Supernus Pharmaceuticals, Inc.†	26,422	993,467
Synergy Pharmaceuticals, Inc.†#	112,385	394,471
Syros Pharmaceuticals, Inc.†#	2,620	41,920
TESARO, Inc.†#	15,824	2,362,681
Tetraphase Pharmaceuticals, Inc.†	20,471	141,045
TG Therapeutics, Inc.†#	23,731	266,974
TherapeuticsMD, Inc.†#	84,524	350,775
Titan Pharmaceuticals, Inc.†#	10,594	24,896
Trevena, Inc.†	25,193	58,700
Vanda Pharmaceuticals, Inc.†	20,637	283,759
Voyager Therapeutics, Inc.†	6,610	58,565
vTv Therapeutics, Inc., Class A†	4,302	21,424
Zogenix, Inc.†#	13,974	177,470

		20,746,182

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	20,044	342,151
Avexis, Inc.†	3,214	227,391
Impax Laboratories, Inc.†	41,245	628,986
Teligent, Inc.†#	23,316	193,056

		1,391,584

Medical - HMO — 0.3%
Magellan Health, Inc.†	12,924	888,525
Molina Healthcare, Inc.†#	23,916	1,544,256
Tivity Health, Inc.†#	17,946	609,267
Triple-S Management Corp., Class B†	13,124	213,527

		3,255,575

Medical - Hospitals — 0.1%
Community Health Systems, Inc.†	62,169	550,196
Nobilis Health Corp.†#	31,244	54,677
Quorum Health Corp.†	16,706	62,982
Select Medical Holdings Corp.†	60,123	805,648
Surgery Partners, Inc.†#	10,483	228,529

		1,702,032

Medical - Nursing Homes — 0.1%
Ensign Group, Inc.	26,891	494,257

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Nursing Homes (continued)
Genesis Healthcare, Inc.†	21,076	$35,829
Kindred Healthcare, Inc.	47,463	465,137
National HealthCare Corp.	6,302	431,687

		1,426,910

Medical - Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	4,163	154,447
Almost Family, Inc.†	6,063	348,016
Amedisys, Inc.†	15,750	943,740
Chemed Corp.	8,956	1,832,935
Civitas Solutions, Inc.†	8,503	133,922
LHC Group, Inc.†	8,440	508,088
Providence Service Corp.†	6,513	304,418

		4,225,566

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	35,172	1,121,283

Metal Processors & Fabrication — 0.4%
Ampco-Pittsburgh Corp.	4,821	75,690
CIRCOR International, Inc.	9,286	598,576
Global Brass & Copper Holdings, Inc.	11,898	360,509
Haynes International, Inc.	6,999	250,564
Mueller Industries, Inc.	31,404	888,105
Park-Ohio Holdings Corp.	4,793	177,820
RBC Bearings, Inc.†#	12,545	1,271,060
Rexnord Corp.†	45,939	1,047,409
Sun Hydraulics Corp.	13,103	560,677

		5,230,410

Metal Products - Distribution — 0.1%
Lawson Products, Inc.†	3,552	75,657
Olympic Steel, Inc.	5,163	85,035
Worthington Industries, Inc.	24,846	1,042,787

		1,203,479

Metal Products - Fasteners — 0.0%
TriMas Corp.†	25,385	553,393

Metal - Aluminum — 0.1%
Century Aluminum Co.†#	28,099	405,187
Kaiser Aluminum Corp.	9,974	821,459

		1,226,646

Metal - Diversified — 0.0%
Ferroglobe Representation & Warranty Trust(1)(2)†	36,833	0
Ferroglobe PLC	36,833	388,220

		388,220

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.†#	156,489	921,720

Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.#	4,367	154,985
FreightCar America, Inc.	6,819	114,287
Hillenbrand, Inc.	32,462	1,158,893
John Bean Technologies Corp.	17,420	1,503,346

		2,931,511

Motion Pictures & Services — 0.1%
Eros International PLC†#	16,662	159,955
IMAX Corp.†	32,494	813,975

		973,930

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	20,916	150,595

Multimedia — 0.2%
E.W. Scripps Co., Class A†	33,537	576,166
Entravision Communications Corp., Class A	36,638	210,669

Security Description	Shares	Value (Note 2)

Multimedia (continued)
Liberty Media Corp.-Liberty Braves, Series A†	5,156	$122,300
Liberty Media Corp.-Liberty Braves, Series C†	17,723	413,300
Liberty Media Corp.-Liberty Formula One, Series A†#	12,889	411,159
Liberty Media Corp.-Liberty Formula One, Series C†#	25,496	849,017
Media General, Inc. CVR#(1)(2)	61,443	19,047

		2,601,658

Networking Products — 0.6%
A10 Networks, Inc.†	24,823	202,804
Black Box Corp.	8,446	69,257
Calix, Inc.†	23,247	152,268
Extreme Networks, Inc.†	58,210	560,562
Gigamon, Inc.†#	18,303	698,259
Infinera Corp.†#	77,751	755,740
LogMeIn, Inc.	28,808	3,197,688
NeoPhotonics Corp.†#	17,361	156,423
NETGEAR, Inc.†	18,241	765,210
Silicom, Ltd.	3,164	161,269

		6,719,480

Non-Ferrous Metals — 0.0%
Materion Corp.	11,210	383,382

Non-Hazardous Waste Disposal — 0.1%
Advanced Disposal Services, Inc.†	11,630	271,212
Casella Waste Systems, Inc., Class A†	21,774	305,271

		576,483

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	9,594	88,745

Office Furnishings - Original — 0.4%
CompX International, Inc.	898	12,213
Herman Miller, Inc.	33,729	1,064,150
HNI Corp.	25,105	1,080,017
Interface, Inc.	36,445	748,945
Kimball International, Inc., Class B	20,797	357,292
Knoll, Inc.	27,071	582,027
Steelcase, Inc., Class A	47,447	794,737

		4,639,381

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	58,637	665,530

Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.†#	41,789	419,562
Parker Drilling Co.†	68,065	91,888
Seadrill, Ltd.†#	212,967	95,920

		607,370

Oil Companies - Exploration & Production — 1.0%
Abraxas Petroleum Corp.†	81,026	149,088
Bill Barrett Corp.†	34,073	117,893
California Resources Corp.†#	17,855	194,441
Callon Petroleum Co.†#	102,868	1,164,466
Carrizo Oil & Gas, Inc.†#	34,230	751,006
Cobalt International Energy, Inc.†#	229,841	51,898
Contango Oil & Gas Co.†#	12,424	76,532
Denbury Resources, Inc.†#	198,105	303,101
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Earthstone Energy, Inc., Class A†#	932	9,739
Eclipse Resources Corp.†	27,476	61,546
EP Energy Corp., Class A†#	21,799	91,774
Erin Energy Corp.†#	8,146	14,255
Evolution Petroleum Corp.	13,745	100,338
EXCO Resources, Inc.†#	78,859	26,039
Isramco, Inc.†	413	44,088

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Jagged Peak Energy, Inc.†#	17,254	$224,475
Jones Energy, Inc., Class A†#	34,169	68,338
Matador Resources Co.†#	49,017	1,117,097
Noble Energy, Inc.	12,499	358,596
Northern Oil and Gas, Inc.†#	26,324	43,435
Oasis Petroleum, Inc.†	129,006	1,259,099
Panhandle Oil and Gas, Inc., Class A	8,634	167,500
PDC Energy, Inc.†	30,965	1,537,722
Ring Energy, Inc.†#	22,909	297,359
RSP Permian, Inc.†	54,404	1,936,238
Sanchez Energy Corp.†#	37,486	224,541
SRC Energy, Inc.†#	102,730	706,782
Unit Corp.†	28,506	508,262
W&T Offshore, Inc.†	20,024	40,849
WildHorse Resource Development Corp.†#	10,992	131,025

		11,777,522

Oil Field Machinery & Equipment — 0.2%
Exterran Corp.†	17,843	503,173
Flotek Industries, Inc.†#	29,321	289,691
Forum Energy Technologies, Inc.†#	33,821	549,591
Natural Gas Services Group, Inc.†	6,945	181,959
Thermon Group Holdings, Inc.†	18,013	333,601

		1,858,015

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,181	47,086
Alon USA Energy, Inc.	17,776	219,534
CVR Energy, Inc.#	8,909	177,824
Delek US Holdings, Inc.	34,726	851,481
Par Pacific Holdings, Inc.†#	17,022	292,949
Trecora Resources†#	11,173	119,551
Western Refining, Inc.	44,672	1,617,126

		3,325,551

Oil - Field Services — 0.6%
Archrock, Inc.	39,193	411,527
Bristow Group, Inc.#	18,926	123,965
CARBO Ceramics, Inc.†	12,327	93,315
Era Group, Inc.†	11,011	92,603
Helix Energy Solutions Group, Inc.†	76,527	381,104
Independence Contract Drilling, Inc.†	16,883	64,493
Keane Group, Inc.†#	17,449	268,366
Mammoth Energy Services, Inc.†#	4,394	79,839
Matrix Service Co.†	14,975	122,046
McDermott International, Inc.†	133,763	830,668
MRC Global, Inc.†	51,929	937,318
Newpark Resources, Inc.†	46,712	345,669
NOW, Inc.†	59,120	976,071
Oil States International, Inc.†	28,285	827,336
PHI, Inc.†	6,615	58,874
Pioneer Energy Services Corp.†	41,284	101,146
SEACOR Holdings, Inc.†	8,980	549,666
Tesco Corp.†	25,435	118,273
TETRA Technologies, Inc.†	62,710	193,774
Willbros Group, Inc.†	24,355	56,260

		6,632,313

Optical Recognition Equipment — 0.0%
Digimarc Corp.†#	4,708	164,074

Optical Supplies — 0.0%
STAAR Surgical Co.†	22,541	206,250

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	9,552	442,735
Neenah Paper, Inc.	9,348	729,144

Security Description	Shares	Value (Note 2)

Paper & Related Products (continued)
Orchids Paper Products Co.	5,090	$72,736
P.H. Glatfelter Co.	24,487	448,847
Schweitzer-Mauduit International, Inc.	17,057	635,885

		2,329,347

Patient Monitoring Equipment — 0.3%
Insulet Corp.†#	31,923	1,339,809
Masimo Corp.†	22,655	1,971,891

		3,311,700

Pharmacy Services — 0.0%
BioScrip, Inc.†#	61,981	112,185
Diplomat Pharmacy, Inc.†#	25,755	441,441

		553,626

Physical Therapy/Rehabilitation Centers — 0.2%
AAC Holdings, Inc.†	5,584	35,068
HealthSouth Corp.	48,934	2,218,178
U.S. Physical Therapy, Inc.	6,817	431,175

		2,684,421

Pipelines — 0.1%
SemGroup Corp., Class A	36,622	1,135,282

Pollution Control — 0.0%
CECO Environmental Corp.	16,485	154,959

Poultry — 0.1%
Sanderson Farms, Inc.	11,102	1,317,807

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	21,840	1,680,151
Energous Corp.†#	8,347	128,794
Generac Holdings, Inc.†	34,223	1,185,827
Powell Industries, Inc.	4,899	161,324
SPX Corp.†	23,410	563,947
Vicor Corp.†	9,283	157,347

		3,877,390

Precious Metals — 0.1%
Coeur Mining, Inc.†	99,610	924,381

Printing - Commercial — 0.3%
ARC Document Solutions, Inc.†	23,130	76,560
Cimpress NV†#	13,875	1,225,718
Deluxe Corp.	27,125	1,848,840
Ennis, Inc.#	14,412	231,313
Quad/Graphics, Inc.	16,330	363,669

		3,746,100

Private Equity — 0.1%
Fifth Street Asset Management, Inc.	2,869	10,759
Kennedy-Wilson Holdings, Inc.	45,349	888,840

		899,599

Protection/Safety — 0.0%
Landauer, Inc.	5,379	262,764

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	69,869	862,882
Scholastic Corp.	15,234	647,902

		1,510,784

Publishing - Newspapers — 0.2%
Daily Journal Corp.†#	626	131,648
Gannett Co., Inc.	66,217	519,803
New York Times Co., Class A	68,832	1,211,443
tronc, Inc.†	15,021	168,536

		2,031,430

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Publishing - Periodicals — 0.2%
Meredith Corp.#	20,693	$1,119,491
Time, Inc.	56,741	709,263
Value Line, Inc.#	659	11,486

		1,840,240

Racetracks — 0.2%
Churchill Downs, Inc.	7,605	1,274,978
Empire Resorts, Inc.†#	1,877	45,893
International Speedway Corp., Class A	14,844	523,993
Penn National Gaming, Inc.†	46,198	893,008
Speedway Motorsports, Inc.	6,619	113,979

		2,851,851

Radio — 0.0%
Entercom Communications Corp., Class A	14,617	150,555
Saga Communications, Inc., Class A	2,059	99,759
Salem Media Group, Inc.	6,226	42,648
Townsquare Media, Inc., Class A†	4,863	48,922
Urban One, Inc.†#	13,902	27,804

		369,688

Real Estate Investment Trusts — 7.3%
Acadia Realty Trust#	43,681	1,185,939
AG Mtg. Investment Trust, Inc.	15,822	294,764
Agree Realty Corp.#	13,715	624,444
Alexander’s, Inc.	1,197	493,332
Altisource Residential Corp.	29,472	404,945
American Assets Trust, Inc.	22,032	860,350
Anworth Mtg. Asset Corp.	53,922	326,228
Apollo Commercial Real Estate Finance, Inc.#	43,810	808,733
Ares Commercial Real Estate Corp.	15,134	200,223
Armada Hoffler Properties, Inc.#	17,524	231,492
ARMOUR Residential REIT, Inc.#	20,698	537,941
Ashford Hospitality Prime, Inc.	15,784	151,842
Ashford Hospitality Trust, Inc.	44,029	271,219
Bluerock Residential Growth REIT, Inc.	12,436	151,719
Capstead Mtg. Corp.	53,802	567,073
CareTrust REIT, Inc.	35,027	639,243
CatchMark Timber Trust, Inc., Class A	21,873	247,602
CBL & Associates Properties, Inc.#	93,452	718,646
Cedar Realty Trust, Inc.#	46,492	231,995
Chatham Lodging Trust	21,136	419,550
Chesapeake Lodging Trust	33,482	771,760
City Office REIT, Inc.	14,146	173,854
Clipper Realty, Inc.	836	8,895
Colony Starwood Homes#	40,233	1,390,855
CorEnergy Infrastructure Trust, Inc.#	6,733	236,867
CoreSite Realty Corp.#	18,588	1,956,945
Cousins Properties, Inc.	199,976	1,711,795
CYS Investments, Inc.	85,364	719,619
DiamondRock Hospitality Co.	111,234	1,233,585
DuPont Fabros Technology, Inc.	41,322	2,257,421
Dynex Capital, Inc.	25,269	173,345
Easterly Government Properties, Inc.#	17,478	347,113
EastGroup Properties, Inc.	17,798	1,449,469
Education Realty Trust, Inc.	40,468	1,550,329
FelCor Lodging Trust, Inc.	76,805	550,692
First Industrial Realty Trust, Inc.	64,551	1,864,233
First Potomac Realty Trust	32,665	357,355
Four Corners Property Trust, Inc.	34,035	837,942
Franklin Street Properties Corp.	57,199	643,489
GEO Group, Inc.	67,653	2,025,531
Getty Realty Corp.#	14,758	371,164
Gladstone Commercial Corp.#	12,584	256,210
Global Medical REIT, Inc.#	8,409	78,120

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Global Net Lease, Inc.#	36,721	$827,691
Government Properties Income Trust#	39,497	853,135
Gramercy Property Trust	78,176	2,310,101
Great Ajax Corp.#	7,295	101,692
Healthcare Realty Trust, Inc.	62,717	2,085,967
Hersha Hospitality Trust	23,323	434,041
Hudson Pacific Properties, Inc.	67,783	2,220,571
Independence Realty Trust, Inc.	30,529	293,384
InfraREIT, Inc.	22,438	432,829
Invesco Mtg. Capital, Inc.	63,418	1,023,567
Investors Real Estate Trust	68,244	399,227
iStar, Inc.†	37,935	459,393
Kite Realty Group Trust	45,708	821,373
Ladder Capital Corp.	23,720	333,740
LaSalle Hotel Properties	59,096	1,681,281
Lexington Realty Trust	127,464	1,224,929
LTC Properties, Inc.	21,231	1,023,334
Mack-Cali Realty Corp.	49,656	1,321,346
MedEquities Realty Trust, Inc.	7,691	89,831
Medical Properties Trust, Inc.	162,382	2,102,847
Monmouth Real Estate Investment Corp.	35,525	518,665
Monogram Residential Trust, Inc.	93,285	898,335
MTGE Investment Corp.	25,912	472,894
National Health Investors, Inc.#	20,719	1,564,699
National Storage Affiliates Trust	23,117	560,587
New Residential Investment Corp.	165,569	2,664,005
New Senior Investment Group, Inc.#	42,997	410,191
New York Mortgage Trust, Inc.	61,975	385,484
NexPoint Residential Trust, Inc.	10,115	244,378
NorthStar Realty Europe Corp.	30,621	373,576
One Liberty Properties, Inc.	7,439	165,890
Orchid Island Capital, Inc.#	16,973	170,579
Owens Realty Mortgage, Inc.	5,649	92,531
Parkway, Inc.	23,835	475,270
Pebblebrook Hotel Trust#	39,500	1,221,340
Pennsylvania Real Estate Investment Trust	38,479	411,725
PennyMac Mortgage Investment Trust	38,387	672,540
Physicians Realty Trust	85,384	1,736,711
Potlatch Corp.	22,888	1,047,126
Preferred Apartment Communities, Inc., Class A#	12,770	195,764
PS Business Parks, Inc.	11,104	1,402,213
QTS Realty Trust, Inc., Class A	25,888	1,351,871
RAIT Financial Trust	51,708	115,309
Ramco-Gershenson Properties Trust	44,374	558,669
Redwood Trust, Inc.	42,960	726,883
Resource Capital Corp.	17,058	164,439
Retail Opportunity Investments Corp.	58,575	1,157,442
Rexford Industrial Realty, Inc.	36,954	1,006,996
RLJ Lodging Trust	67,605	1,375,762
Ryman Hospitality Properties, Inc.	23,992	1,545,325
Sabra Health Care REIT, Inc.#	36,389	852,594
Saul Centers, Inc.	5,405	309,706
Select Income REIT	35,726	852,422
Seritage Growth Properties, Class A#	14,060	551,855
STAG Industrial, Inc.	45,786	1,235,306
Summit Hotel Properties, Inc.	51,517	922,154
Sunstone Hotel Investors, Inc.	120,572	1,882,129
Terreno Realty Corp.	24,029	785,268
Tier REIT, Inc.	26,900	434,973
UMH Properties, Inc.	13,735	229,375
Universal Health Realty Income Trust	6,997	501,965
Urban Edge Properties	49,746	1,185,945
Urstadt Biddle Properties, Inc., Class A	14,721	275,577
Washington Prime Group, Inc.	104,675	798,670
Washington Real Estate Investment Trust	41,369	1,336,632

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Western Asset Mortgage Capital Corp.	23,057	$235,181
Whitestone REIT	14,741	169,964
Xenia Hotels & Resorts, Inc.	57,358	1,026,708

		87,647,770

Real Estate Management/Services — 0.1%
Farmland Partners, Inc.	13,832	134,585
Griffin Industrial Realty, Inc.	400	12,436
HFF, Inc., Class A	20,213	630,444
Marcus & Millichap, Inc.†	8,180	197,792
RE/MAX Holdings, Inc., Class A#	9,997	531,341

		1,506,598

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	25,718	1,029,234
Community Healthcare Trust, Inc.#	7,100	175,370
Consolidated-Tomoka Land Co.	2,300	123,740
Forestar Group, Inc.†	23,359	330,530
FRP Holdings, Inc.†	3,542	149,118
RMR Group, Inc., Class A	3,899	191,441
St. Joe Co.†#	28,451	502,160
Stratus Properties, Inc.	3,505	96,563
Trinity Place Holdings, Inc.†#	12,108	81,003

		2,679,159

Recreational Centers — 0.1%
ClubCorp Holdings, Inc.	36,254	482,178
Planet Fitness, Inc., Class A	14,503	316,891

		799,069

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	6,608	178,416
LCI Industries#	13,126	1,168,214
Malibu Boats, Inc., Class A†	10,168	246,574
MCBC Holdings, Inc.	4,341	83,477

		1,676,681

Recycling — 0.0%
Aqua Metals, Inc.†	6,053	71,849

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	36,393	1,329,072
CAI International, Inc.†	8,828	169,939
McGrath RentCorp	13,219	438,474
Neff Corp., Class A†	5,360	91,120
Rent-A-Center, Inc.#	29,226	333,469
Textainer Group Holdings, Ltd.#	12,774	140,514

		2,502,588

Research & Development — 0.3%
Albany Molecular Research, Inc.†#	14,636	284,817
INC Research Holdings, Inc., Class A†	22,910	1,302,434
PAREXEL International Corp.†	29,053	2,348,063

		3,935,314

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	12,351	1,439,138
SeaWorld Entertainment, Inc.#	37,676	672,517

		2,111,655

Respiratory Products — 0.1%
Inogen, Inc.†	9,186	814,247

Retail - Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A#	38,355	505,902
American Eagle Outfitters, Inc.#	92,245	1,060,817
Ascena Retail Group, Inc.†#	97,450	172,487

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Boot Barn Holdings, Inc.†#	7,504	$58,456
Buckle, Inc.#	16,123	274,091
Caleres, Inc.	24,130	659,714
Cato Corp., Class A	14,386	290,022
Chico’s FAS, Inc.	71,960	680,742
Children’s Place, Inc.#	10,381	1,123,224
Destination XL Group, Inc.†#	20,429	49,030
DSW, Inc., Class A	37,905	637,941
Duluth Holdings, Inc., Class B†	5,403	105,467
Express, Inc.†	41,887	325,043
Finish Line, Inc., Class A#	23,544	332,206
Francesca’s Holdings Corp.†	21,214	268,569
Genesco, Inc.†	11,570	430,404
Guess?, Inc.#	34,455	414,838
Shoe Carnival, Inc.	7,239	148,038
Stein Mart, Inc.#	17,538	25,605
Tailored Brands, Inc.#	27,531	292,379
Tilly’s, Inc., Class A	6,553	69,134
Vera Bradley, Inc.†	11,419	107,453
Winmark Corp.	1,269	155,453

		8,187,015

Retail - Appliances — 0.0%
Conn’s, Inc.†	11,431	195,470

Retail - Automobile — 0.3%
America’s Car-Mart, Inc.†	4,444	160,651
Asbury Automotive Group, Inc.†	11,254	629,661
Group 1 Automotive, Inc.	11,504	691,966
Lithia Motors, Inc., Class A#	13,160	1,195,586
Rush Enterprises, Inc., Class A†	16,597	595,002
Rush Enterprises, Inc., Class B†	3,710	122,319
Sonic Automotive, Inc., Class A#	15,754	296,175

		3,691,360

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	22,567	214,161
Barnes & Noble, Inc.	35,600	238,520

		452,681

Retail - Building Products — 0.1%
At Home Group, Inc.†#	4,669	87,497
BMC Stock Holdings, Inc.†	31,037	605,221
Foundation Building Materials, Inc.†	5,859	79,097
GMS, Inc.†	4,006	130,836
Lumber Liquidators Holdings, Inc.†#	14,830	429,773
Tile Shop Holdings, Inc.	18,347	360,519

		1,692,943

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,393	166,729

Retail - Discount — 0.2%
Big Lots, Inc.#	24,707	1,206,443
Citi Trends, Inc.	8,106	147,934
Fred’s, Inc., Class A#	19,898	273,796
HSN, Inc.	17,624	584,236
Ollie’s Bargain Outlet Holdings, Inc.†#	11,388	468,616
Tuesday Morning Corp.†#	25,281	42,978

		2,724,003

Retail - Hair Salons — 0.0%
Regis Corp.†	20,923	197,722

Retail - Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	10,310	246,925
Kirkland’s, Inc.†	8,308	75,187

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Home Furnishings (continued)
Pier 1 Imports, Inc.	45,604	$228,476
RH†#	21,798	1,223,086

		1,773,674

Retail - Jewelry — 0.0%
Movado Group, Inc.#	8,665	182,832

Retail - Leisure Products — 0.1%
MarineMax, Inc.†	13,921	251,274
Party City Holdco, Inc.†#	15,170	251,063
West Marine, Inc.	10,379	102,026

		604,363

Retail - Major Department Stores — 0.0%
Sears Holdings Corp.†#	6,340	46,852
Sears Hometown and Outlet Stores, Inc.†#	6,337	19,328

		66,180

Retail - Misc./Diversified — 0.3%
Container Store Group, Inc.†#	8,969	51,661
FirstCash, Inc.	26,293	1,410,619
Five Below, Inc.†#	29,602	1,518,583
Gaia, Inc.†#	3,809	41,518
PriceSmart, Inc.	11,046	974,810

		3,997,191

Retail - Office Supplies — 0.1%
Office Depot, Inc.#	287,308	1,468,144

Retail - Pawn Shops — 0.0%
EZCORP, Inc., Class A†	28,515	242,378

Retail - Pet Food & Supplies — 0.1%
Freshpet, Inc.†#	12,581	191,231
PetMed Express, Inc.	11,164	391,745

		582,976

Retail - Regional Department Stores — 0.0%
Stage Stores, Inc.#	14,440	31,335

Retail - Restaurants — 1.6%
Biglari Holdings, Inc.†	581	220,902
BJ’s Restaurants, Inc.†	11,714	524,787
Bloomin’ Brands, Inc.	57,558	1,152,887
Bob Evans Farms, Inc.	11,181	787,254
Bojangles’, Inc.†	5,522	96,635
Buffalo Wild Wings, Inc.†	9,707	1,394,896
Carrols Restaurant Group, Inc.†	19,343	229,214
Cheesecake Factory, Inc.	25,172	1,484,645
Chuy’s Holdings, Inc.†#	9,210	247,749
Cracker Barrel Old Country Store, Inc.#	10,658	1,777,861
Dave & Buster’s Entertainment, Inc.†	21,005	1,401,033
Del Frisco’s Restaurant Group, Inc.†	13,331	226,627
Del Taco Restaurants, Inc.†	13,028	167,149
Denny’s Corp.†	38,240	455,056
DineEquity, Inc.#	9,623	440,252
El Pollo Loco Holdings, Inc.†	11,421	155,897
Fiesta Restaurant Group, Inc.†	14,998	330,706
Fogo De Chao, Inc.†	2,801	38,374
Habit Restaurants, Inc., Class A†	7,583	140,665
J Alexander’s Holdings, Inc.†	7,514	85,284
Jack in the Box, Inc.	18,046	1,923,343
Jamba, Inc.†#	7,169	50,541
Kona Grill, Inc.†#	4,698	18,792
Luby’s, Inc.†	10,955	29,140
Nathan’s Famous, Inc.†	1,713	107,748
Noodles & Co.†#	6,220	30,167
Papa John’s International, Inc.	15,050	1,212,578

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Potbelly Corp.†	13,419	$154,318
Red Robin Gourmet Burgers, Inc.†	7,159	515,985
Ruby Tuesday, Inc.†	33,464	73,621
Ruth’s Hospitality Group, Inc.	17,936	387,418
Shake Shack, Inc., Class A†#	8,845	327,442
Sonic Corp.#	24,555	717,497
Texas Roadhouse, Inc.	36,615	1,791,206
Wingstop, Inc.#	8,863	252,684
Zoe’s Kitchen, Inc.†#	10,758	149,644

		19,099,997

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.#	9,999	138,986
Hibbett Sports, Inc.†	12,868	298,538
Sportsman’s Warehouse Holdings, Inc.†#	14,536	84,745
Zumiez, Inc.†	10,157	144,737

		667,006

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	7,636	82,087

Retail - Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A#	38,661	293,050
Vitamin Shoppe, Inc.†	13,610	157,876

		450,926

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†#	15,844	219,281

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.#	30,677	1,104,372

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	12,220	206,518
Proto Labs, Inc.†#	13,892	889,088
Trinseo SA	15,049	969,908

		2,065,514

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	34,942	1,088,443
Globalstar, Inc.†#	210,105	416,008
Intelsat SA†	16,414	50,555
Iridium Communications, Inc.†#	46,454	459,895
Loral Space & Communications, Inc.†#	7,252	286,454

		2,301,355

Savings & Loans/Thrifts — 1.7%
Astoria Financial Corp.	51,862	960,484
Banc of California, Inc.#	27,487	557,986
Bank Mutual Corp.	22,988	203,444
BankFinancial Corp.	8,552	125,543
Bear State Financial, Inc.	10,110	88,361
Beneficial Bancorp, Inc.	39,544	579,320
Berkshire Hills Bancorp, Inc.	17,332	621,352
BofI Holding, Inc.†#	33,178	736,552
Brookline Bancorp, Inc.	38,992	538,090
BSB Bancorp, Inc.†	4,545	131,805
Capitol Federal Financial, Inc.	71,830	992,691
Charter Financial Corp.	7,669	137,275
Clifton Bancorp, Inc.#	12,332	200,395
Dime Community Bancshares, Inc.	17,610	334,590
ESSA Bancorp, Inc.	4,598	66,901
EverBank Financial Corp.	56,802	1,104,799
First Defiance Financial Corp.	4,960	258,416
First Financial Northwest, Inc.	4,154	66,547
Flagstar Bancorp, Inc.†	11,786	340,498
Flushing Financial Corp.	15,647	434,674

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Greene County Bancorp, Inc.#	1,701	$41,334
Hingham Institution for Savings	754	132,885
Home Bancorp, Inc.	3,240	112,752
HomeTrust Bancshares, Inc.†	9,319	230,645
Investors Bancorp, Inc.	165,465	2,189,102
Meridian Bancorp, Inc.	27,171	440,170
Meta Financial Group, Inc.	4,637	396,927
MutualFirst Financial, Inc.	3,065	103,290
Northfield Bancorp, Inc.	23,707	390,217
Northwest Bancshares, Inc.#	54,120	832,907
OceanFirst Financial Corp.	13,981	370,496
Oritani Financial Corp.	21,732	359,665
Pacific Premier Bancorp, Inc.†	20,009	680,306
Provident Financial Holdings, Inc.	3,716	70,604
Provident Financial Services, Inc.	34,402	802,943
SI Financial Group, Inc.	6,267	94,005
Southern Missouri Bancorp, Inc.	3,292	103,369
Sterling Bancorp	69,815	1,497,532
Territorial Bancorp, Inc.	3,469	104,278
United Community Financial Corp.	26,198	207,226
United Financial Bancorp, Inc.	28,245	457,287
Washington Federal, Inc.	50,574	1,615,839
Waterstone Financial, Inc.	14,331	270,856
WSFS Financial Corp.	16,131	711,377

		20,695,735

Schools — 0.6%
Adtalem Global Education, Inc.	34,581	1,293,329
American Public Education, Inc.†	8,723	191,906
Bridgepoint Education, Inc.†	10,052	139,120
Bright Horizons Family Solutions, Inc.†	24,323	1,866,061
Cambium Learning Group, Inc.†	7,556	37,553
Capella Education Co.	6,371	551,410
Career Education Corp.†	37,650	355,416
Grand Canyon Education, Inc.†	24,891	1,951,455
K12, Inc.†	19,039	358,504
Laureate Education, Inc.†	18,578	310,624
Strayer Education, Inc.	5,938	525,216

		7,580,594

Security Services — 0.2%
Alarm.com Holdings, Inc.†	5,809	189,083
Ascent Capital Group, Inc., Class A†	5,747	79,136
Brink’s Co.	24,953	1,574,534

		1,842,753

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	11,361	43,740
Geospace Technologies Corp.†#	7,343	110,071

		153,811

Semiconductor Components - Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	34,655	2,285,497
Integrated Device Technology, Inc.†	74,552	1,907,040
MaxLinear, Inc.†	30,877	961,818
Power Integrations, Inc.	15,146	1,014,025
Sigma Designs, Inc.†	20,191	126,194

		6,294,574

Semiconductor Equipment — 0.9%
Axcelis Technologies, Inc.†	16,414	357,005
Brooks Automation, Inc.	37,544	1,034,337
Cabot Microelectronics Corp.	13,269	1,001,677
Cohu, Inc.	14,858	272,347
Entegris, Inc.†	78,066	1,928,230
FormFactor, Inc.†#	38,715	569,110

Security Description	Shares	Value (Note 2)

Semiconductor Equipment (continued)
MKS Instruments, Inc.#	29,373	$2,401,243
Nanometrics, Inc.†	13,328	370,518
Photronics, Inc.†	36,767	369,508
Rudolph Technologies, Inc.†	16,868	403,145
Ultra Clean Holdings, Inc.†	18,075	412,833
Veeco Instruments, Inc.†	25,652	806,750
Xcerra Corp.†	29,805	289,407

		10,216,110

Silver Mining — 0.1%
Hecla Mining Co.#	211,318	1,212,965

Specified Purpose Acquisitions — 0.0%
Wins Finance Holdings, Inc.†#	726	13,700

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	19,559	374,555
Atkore International Group, Inc.†	6,724	140,263
Mueller Water Products, Inc., Class A	86,184	963,537
Omega Flex, Inc.	1,644	100,646
TimkenSteel Corp.†#	22,214	291,003

		1,870,004

Steel - Producers — 0.3%
AK Steel Holding Corp.†#	172,495	1,052,220
Carpenter Technology Corp.#	25,598	933,559
Commercial Metals Co.	63,720	1,153,332
Ryerson Holding Corp.†	6,140	51,269
Schnitzer Steel Industries, Inc., Class A	14,701	283,729

		3,474,109

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.#	60,051	926,587

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	24,952	698,656
Wesco Aircraft Holdings, Inc.†	31,344	302,470

		1,001,126

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	6,607	27,221

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E#	17,046	460,242

Telecom Equipment - Fiber Optics — 0.5%
Acacia Communications, Inc.†#	2,949	138,721
Ciena Corp.†	76,064	1,785,983
Clearfield, Inc.†	6,452	84,199
Finisar Corp.†	59,467	1,466,456
Harmonic, Inc.†#	43,071	217,508
KVH Industries, Inc.†	8,503	80,353
Oclaro, Inc.†#	61,932	549,956
Viavi Solutions, Inc.†	130,007	1,459,979

		5,783,155

Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.#	27,984	557,441
FairPoint Communications, Inc.†	11,956	172,166
GTT Communications, Inc.†#	14,854	479,042
Hawaiian Telcom Holdco, Inc.†	3,393	85,232
HC2 Holdings, Inc.†	18,802	99,651
Lumos Networks Corp.†	10,655	190,938
ORBCOMM, Inc.†	36,407	356,789
RigNet, Inc.†	7,119	119,243
Spok Holdings, Inc.	11,540	200,796
Straight Path Communications, Inc., Class B†	5,392	964,629
Vonage Holdings Corp.†	107,630	743,723

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Services (continued)
West Corp.	24,338	$563,911

		4,533,561

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	27,683	532,898
Comtech Telecommunications Corp.	12,536	180,894
Numerex Corp., Class A†#	7,790	32,173
Plantronics, Inc.	18,694	989,286
Preformed Line Products Co.	1,412	67,776
ShoreTel, Inc.†	37,895	219,791
Sonus Networks, Inc.†	26,870	181,373

		2,204,191

Telephone - Integrated — 0.2%
Cincinnati Bell, Inc.†	23,700	402,900
General Communication, Inc., Class A†	14,924	552,039
IDT Corp., Class B	9,774	165,767
Shenandoah Telecommunications Co.#	26,057	798,647
Windstream Holdings, Inc.	102,498	435,616

		2,354,969

Television — 0.3%
Central European Media Enterprises, Ltd., Class A†#	43,066	167,957
Gray Television, Inc.†	36,118	435,222
Nexstar Media Group, Inc.	24,077	1,377,205
Sinclair Broadcast Group, Inc., Class A	40,790	1,321,596

		3,301,980

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	7,075	129,755
Unifi, Inc.†	8,819	248,167

		377,922

Textile - Products — 0.0%
Culp, Inc.	6,063	194,622

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	29,716	668,610
National CineMedia, Inc.	34,661	251,986
Reading International, Inc., Class A†	9,474	151,205

		1,071,801

Therapeutics — 0.3%
Akebia Therapeutics, Inc.†	20,234	271,136
Anika Therapeutics, Inc.†	7,937	367,245
Axsome Therapeutics, Inc.†#	6,261	24,105
Bio-Path Holdings, Inc.†#	46,767	16,368
Cara Therapeutics, Inc.†#	11,831	195,921
Concert Pharmaceuticals, Inc.†	9,284	116,607
Dyax Corp. CVR(1)(2)	82,437	201,971
Egalet Corp.†	12,474	26,694
Flexion Therapeutics, Inc.†#	14,811	253,120
La Jolla Pharmaceutical Co.†	7,839	224,195
MannKind Corp.†#	36,524	55,517
Mirati Therapeutics, Inc.†#	7,149	20,017
Portola Pharmaceuticals, Inc.†	27,228	1,003,352
Proteostasis Therapeutics, Inc.†	3,567	14,125
Sarepta Therapeutics, Inc.†#	27,745	827,911
Vital Therapies, Inc.†	13,336	35,340
Xencor, Inc.†	19,938	408,729
Zafgen, Inc.†	12,871	43,633

		4,105,986

Tobacco — 0.2%
Alliance One International, Inc.†	4,696	49,308
Turning Point Brands, Inc.†	3,355	56,196

Security Description	Shares	Value (Note 2)

Tobacco (continued)
Universal Corp.	13,620	$904,368
Vector Group, Ltd.	51,089	1,110,675

		2,120,547

Toys — 0.0%
JAKKS Pacific, Inc.†#	8,624	36,221

Transactional Software — 0.2%
ACI Worldwide, Inc.†	63,803	1,458,537
Bottomline Technologies de, Inc.†	22,631	566,001
InnerWorkings, Inc.†	21,642	234,599
Synchronoss Technologies, Inc.†	23,257	297,225

		2,556,362

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	26,949	642,734
Atlas Air Worldwide Holdings, Inc.†	13,813	672,693

		1,315,427

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	22,672	1,348,531
Greenbrier Cos., Inc.#	15,277	676,007
Willis Lease Finance Corp.†	2,401	62,714

		2,087,252

Transport - Marine — 0.4%
Ardmore Shipping Corp.#	15,269	109,937
Costamare, Inc.	14,903	97,615
DHT Holdings, Inc.#	51,699	218,170
Dorian LPG, Ltd.†	13,647	106,583
Frontline, Ltd.#	36,591	211,862
GasLog, Ltd.	23,041	298,381
Gener8 Maritime, Inc.†#	22,109	117,178
Golar LNG, Ltd.#	53,147	1,236,465
Hornbeck Offshore Services, Inc.†#	18,320	30,777
International Seaways, Inc.†	8,852	175,092
Navios Maritime Acquisition Corp.#	45,431	65,421
Nordic American Tankers, Ltd.#	54,596	325,392
Overseas Shipholding Group, Inc., Class A†	20,362	53,756
Scorpio Bulkers, Inc.†#	30,856	178,965
Scorpio Tankers, Inc.#	92,073	342,511
Ship Finance International, Ltd.#	33,758	455,733
Teekay Corp.#	27,059	165,330
Teekay Tankers, Ltd., Class A	65,618	123,362
Tidewater, Inc.†#	26,656	19,515

		4,332,045

Transport - Services — 0.2%
Echo Global Logistics, Inc.†	16,185	301,850
Hub Group, Inc., Class A†	18,551	665,054
Matson, Inc.	23,818	696,915
Radiant Logistics, Inc.†	21,264	125,032

		1,788,851

Transport - Truck — 0.8%
ArcBest Corp.	13,862	260,606
Celadon Group, Inc.#	15,350	30,700
Covenant Transportation Group, Inc., Class A†	6,681	123,064
Forward Air Corp.	16,772	874,324
Heartland Express, Inc.#	24,973	485,725
Knight Transportation, Inc.	37,714	1,257,762
Marten Transport, Ltd.	12,943	320,339
P.A.M. Transportation Services, Inc.†	1,328	23,426
Roadrunner Transportation Systems, Inc.†	17,230	109,410
Saia, Inc.†	14,193	655,717
Swift Transportation Co.†#	42,078	1,007,768

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Truck (continued)
Universal Logistics Holdings, Inc.	4,696	$64,805
USA Truck, Inc.†#	5,036	33,187
Werner Enterprises, Inc.	25,167	685,801
XPO Logistics, Inc.†	54,175	2,849,605
YRC Worldwide, Inc.†	18,332	168,471

		8,950,710

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	40,894	484,594

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	11,336	125,263

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,435	338,897
Neogen Corp.†	20,192	1,277,952
Phibro Animal Health Corp., Class A	10,555	372,064

		1,988,913

Vitamins & Nutrition Products — 0.1%
Lifevantage Corp.†#	7,739	30,879
Natural Grocers by Vitamin Cottage, Inc.†#	5,123	50,769
Natural Health Trends Corp.	4,179	116,427
Nature’s Sunshine Products, Inc.	4,798	60,695
Nutraceutical International Corp.	4,646	193,970
Omega Protein Corp.	12,318	214,949
USANA Health Sciences, Inc.†	5,850	376,740

		1,044,429

Water — 0.3%
American States Water Co.	20,580	942,358
Artesian Resources Corp., Class A	4,365	153,342
California Water Service Group	27,069	937,941
Connecticut Water Service, Inc.	6,102	323,772
Consolidated Water Co., Ltd.	8,188	97,028
Global Water Resources, Inc.#	4,635	43,940
Middlesex Water Co.	8,937	315,655
SJW Corp.	9,197	441,824
York Water Co.	7,245	239,809

		3,495,669

Water Treatment Systems — 0.0%
AquaVenture Holdings, Ltd.†#	3,664	62,105
Energy Recovery, Inc.†	19,392	147,185

		209,290

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	33,795	255,152
NIC, Inc.	35,024	709,236
Q2 Holdings, Inc.†#	14,399	570,201
Rightside Group, Ltd.†#	6,547	59,643
Web.com Group, Inc.†	23,943	544,703

		2,138,935

Web Portals/ISP — 0.0%
Blucora, Inc.†	22,083	452,702
Meet Group, Inc.†#	23,245	107,624

		560,326

Wire & Cable Products — 0.2%
Belden, Inc.	23,222	1,648,762
Encore Wire Corp.	11,388	470,894
General Cable Corp.#	27,316	452,080
Insteel Industries, Inc.	9,870	313,471

		2,885,207

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 0.4%
Aerohive Networks, Inc.†	13,493	$64,227
CalAmp Corp.†	20,164	381,100
Gogo, Inc.†#	31,693	409,790
InterDigital, Inc.	19,162	1,552,122
Quantenna Communications, Inc.†#	3,794	72,541
Telenav, Inc.†	18,351	149,561
Ubiquiti Networks, Inc.†#	14,616	689,290
ViaSat, Inc.†#	28,595	1,865,824

		5,184,455

X-Ray Equipment — 0.0%
ViewRay, Inc.†#	3,738	24,484

Total Common Stocks
(cost $744,513,872)		1,035,280,299

WARRANTS — 0.0%
Finance - Other Services — 0.0%
Emergent Capital, Inc.† Expires 10/01/2019 (strike price $10.75)	1,320	0

Medical - Biomedical/Gene — 0.0%
Asterias Biotherapeutics, Inc.†# Expires 09/29/2017 (strike price $10.75)	1,196	550

Total Warrants
(cost $682)		550

Total Long-Term Investment Securities
(cost $744,514,554)		1,035,280,849

SHORT-TERM INVESTMENT SECURITIES — 12.3%
Registered Investment Companies — 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(3)(4)	68,662,044	68,662,044

U.S. Government Treasuries — 6.6%
United States Treasury Bills
0.62% due 06/01/2017	$70,000,000	70,000,000
0.72% due 06/15/2017(5)	7,350,000	7,347,891
0.77% due 07/27/2017(5)	500,000	499,325
0.77% due 07/13/2017(5)	500,000	499,520

		78,346,736

Total Short-Term Investment Securities
(cost $147,008,949)		147,008,780

REPURCHASE AGREEMENTS — 6.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $82,167,205 collateralized by $81,790,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $83,813,321 (cost $82,167,000)	82,167,000	82,167,000

TOTAL INVESTMENTS
(cost $973,690,503)(6)	105.6%	1,264,456,629
Liabilities in excess of other assets	(5.6)	(67,247,388)

NET ASSETS	100.0%	$1,197,209,241

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

(2)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $291,996 representing 0.0% of net assets.
(3)	At May 31, 2017, the Fund had loaned securities with a total value of $188,198,549. This was secured by collateral of $68,662,044, which was received in cash and subsequently invested in short-term investments currently valued at $68,662,044 as reported in the Portfolio of Investments. Additional collateral of $124,909,243 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$2,454,773
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	2,511,529
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	5,917,699
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	14,398,088
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2017 to 02/15/2047	99,627,154

(4)	The rate shown is the 7-day yield as of May 31, 2017.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)
2,360	Long	Russelll 2000 Mini Index	June 2017	$162,685,944	$161,553,800	$(1,132,144)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017( see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$37,246,321	$—	$70,978	$37,317,299
Medical - Drugs	20,746,182	—	0	20,746,182
Metal-Diversified	388,220	—	0	388,220
Multimedia	2,582,611	—	19,047	2,601,658
Oil Companies - Exploration & Production	11,777,522	—	0	11,777,522
Therapeutics	3,904,015	—	201,971	4,105,986
Other Industries	958,343,432	—	—	958,343,432
Warrants:
Finance - Other Services	—	0	—	0
Medical - Biomedical/Gene	550	—	—	550
Short-Term Investment Securities:
Registered Investment Companies	68,662,044	—	—	68,662,044
U.S. Government Treasuries	—	78,346,736	—	78,346,736
Repurchase Agreements	—	82,167,000	—	82,167,000

Total Investments at Value	$1,103,650,897	$160,513,736	$291,996	$1,264,456,629

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,132,144	$—	$—	$1,132,144

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

210

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	8.2%
Time Deposits	4.5
Real Estate Investment Trusts	4.1
Chemicals — Specialty	3.8
Computer Services	3.7
Retail — Restaurants	3.5
Paper & Related Products	3.0
Printing — Commercial	2.8
Human Resources	2.4
Insurance — Property/Casualty	2.4
Consumer Products — Misc.	2.3
Electronic Components — Misc.	2.2
Electric Products — Misc.	2.2
Registered Investment Companies	2.2
Investment Management/Advisor Services	2.1
Machinery — General Industrial	2.1
Building & Construction Products — Misc.	2.0
Oil Companies — Exploration & Production	2.0
Chemicals — Diversified	1.9
Electronic Measurement Instruments	1.8
Food — Canned	1.8
Metal Processors & Fabrication	1.7
Diversified Operations	1.7
Containers — Metal/Glass	1.7
Medical Imaging Systems	1.7
Building Products — Cement	1.6
Food — Misc./Diversified	1.6
Machinery — Electrical	1.6
Insurance — Reinsurance	1.5
Electric — Integrated	1.4
Chemicals — Plastics	1.3
Insurance Brokers	1.3
Auto/Truck Parts & Equipment — Replacement	1.3
Retail — Apparel/Shoe	1.2
Oil — Field Services	1.2
Investment Companies	1.2
Miscellaneous Manufacturing	1.1
Dental Supplies & Equipment	1.0
Medical Products	1.0
Diversified Operations/Commercial Services	1.0
Beverages — Non-alcoholic	1.0
Disposable Medical Products	0.9
Networking Products	0.9
Oil & Gas Drilling	0.8
Quarrying	0.8
Steel Pipe & Tube	0.8
Publishing — Newspapers	0.7
Batteries/Battery Systems	0.7
Medical — Biomedical/Gene	0.7
Footwear & Related Apparel	0.7
Office Supplies & Forms	0.6
E-Marketing/Info	0.6
Identification Systems	0.6
Medical — Wholesale Drug Distribution	0.6
Applications Software	0.5
Food — Retail	0.5
Apparel Manufacturers	0.5
Real Estate Management/Services	0.5
Transactional Software	0.5
Enterprise Software/Service	0.4
Electronic Components — Semiconductors	0.4
Retail — Jewelry	0.4
Telecom Services	0.3
Commercial Services — Finance	0.2
Textile — Products	0.1
Athletic Equipment	0.1
Research & Development	0.1

102.0%

*	Calculated as a percentage of net assets

211

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.6%
Apparel Manufacturers — 0.5%
Delta Apparel, Inc.†#	68,667	$1,296,433

Applications Software — 0.5%
Progress Software Corp.	45,935	1,341,302

Athletic Equipment — 0.1%
Vista Outdoor, Inc.†#	18,324	384,438

Auto/Truck Parts & Equipment-Replacement — 1.3%
Douglas Dynamics, Inc.	118,505	3,608,477

Banks-Commercial — 8.2%
Associated Banc-Corp.	141,244	3,368,669
First Citizens BancShares, Inc., Class A#	18,889	6,259,815
Hancock Holding Co.	74,201	3,428,086
Renasant Corp.#	58,784	2,348,421
TCF Financial Corp.†	168,385	2,535,878
UMB Financial Corp.	73,031	5,114,361

		23,055,230

Batteries/Battery Systems — 0.7%
EnerSys	27,718	2,052,795

Beverages-Non-alcoholic — 1.0%
Cott Corp.	204,927	2,702,987

Building & Construction Products-Misc. — 2.0%
Simpson Manufacturing Co., Inc.	143,538	5,767,357

Building Products-Cement — 1.6%
Eagle Materials, Inc.	48,809	4,602,689

Chemicals-Diversified — 1.9%
Innospec, Inc.#	81,950	5,244,800

Chemicals-Plastics — 1.3%
A. Schulman, Inc.#	56,332	1,650,527
PolyOne Corp.	56,220	2,099,255

		3,749,782

Chemicals-Specialty — 3.8%
CSW Industrials, Inc.†	87,074	3,073,712
KMG Chemicals, Inc.	18,217	1,018,877
Quaker Chemical Corp.	24,400	3,401,116
Sensient Technologies Corp.	39,246	3,151,061

		10,644,766

Commercial Services-Finance — 0.2%
Liberty Tax, Inc.#	47,273	666,549

Computer Services — 3.7%
Conduent, Inc.†#	144,733	2,375,069
DST Systems, Inc.	41,954	5,068,882
Sykes Enterprises, Inc.†	94,249	3,141,319

		10,585,270

Consumer Products-Misc. — 2.3%
Central Garden & Pet Co.†#	73,409	2,196,397
Helen of Troy, Ltd.†#	46,624	4,242,784

		6,439,181

Containers-Metal/Glass — 1.7%
Silgan Holdings, Inc.	151,730	4,826,531

Dental Supplies & Equipment — 1.0%
Patterson Cos., Inc.#	65,816	2,906,435

Disposable Medical Products — 0.9%
STERIS PLC	33,001	2,559,558

Diversified Operations — 1.0%
HRG Group, Inc.†#	153,116	2,904,610

Security Description	Shares	Value (Note 2)

Diversified Operations/Commercial Services — 1.0%
Viad Corp.	64,685	$2,855,843

E-Marketing/Info — 0.6%
New Media Investment Group, Inc.#	126,342	1,633,602

Electric Products-Misc. — 2.2%
Novanta, Inc.†#	184,994	6,289,796

Electric-Integrated — 1.4%
Hawaiian Electric Industries, Inc.#	122,323	4,053,784

Electronic Components-Misc. — 2.2%
AVX Corp.	125,221	2,049,868
Jabil Circuit, Inc.#	29,066	869,655
Vishay Intertechnology, Inc.#	209,882	3,431,570

		6,351,093

Electronic Components-Semiconductors — 0.4%
DSP Group, Inc.†	85,467	1,012,784

Electronic Measurement Instruments — 1.8%
Badger Meter, Inc.#	54,047	2,118,642
ESCO Technologies, Inc.#	11,538	664,589
Orbotech, Ltd.†	65,967	2,353,703

		5,136,934

Enterprise Software/Service — 0.4%
Manhattan Associates, Inc.†#	27,023	1,265,757

Food-Canned — 1.8%
TreeHouse Foods, Inc.†#	65,115	5,025,576

Food-Misc./Diversified — 1.6%
Lamb Weston Holdings, Inc.	21,755	1,009,650
Nomad Foods, Ltd.†	246,808	3,492,333

		4,501,983

Food-Retail — 0.5%
SUPERVALU, Inc.†	342,123	1,317,174

Footwear & Related Apparel — 0.7%
Steven Madden, Ltd.†#	50,584	1,985,422

Human Resources — 2.4%
AMN Healthcare Services, Inc.†#	38,600	1,399,250
Korn/Ferry International#	169,133	5,430,861

		6,830,111

Identification Systems — 0.6%
Brady Corp., Class A	44,455	1,595,934

Insurance Brokers — 1.3%
Brown & Brown, Inc.	83,701	3,635,134

Insurance-Property/Casualty — 2.4%
ProAssurance Corp.	69,454	4,135,986
Stewart Information Services Corp.#	56,800	2,569,632

		6,705,618

Insurance-Reinsurance — 1.5%
Validus Holdings, Ltd.	81,305	4,341,687

Investment Companies — 1.2%
Apollo Investment Corp.#	241,358	1,515,728
GlassBridge Enterprises, Inc.†#	58,692	232,420
New Mountain Finance Corp.	104,192	1,515,994

		3,264,142

Investment Management/Advisor Services — 2.1%
Artisan Partners Asset Management, Inc., Class A#	101,487	2,872,082
Westwood Holdings Group, Inc.	57,946	3,162,693

		6,034,775

212

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Machinery-Electrical — 1.6%
Franklin Electric Co., Inc.#	115,528	$4,413,170

Machinery-General Industrial — 2.1%
Kadant, Inc.	77,055	5,921,677

Medical Imaging Systems — 1.7%
Analogic Corp.	64,948	4,669,761

Medical Products — 1.0%
Haemonetics Corp.†#	70,631	2,880,332

Medical-Biomedical/Gene — 0.7%
Innoviva, Inc.†	163,954	2,003,518

Medical-Wholesale Drug Distribution — 0.6%
Owens & Minor, Inc.#	49,644	1,582,651

Metal Processors & Fabrication — 1.7%
Mueller Industries, Inc.	174,207	4,926,574

Miscellaneous Manufacturing — 1.1%
Hillenbrand, Inc.	83,647	2,986,198

Networking Products — 0.9%
NETGEAR, Inc.†#	57,659	2,418,795

Office Supplies & Forms — 0.6%
ACCO Brands Corp.†	158,994	1,804,582

Oil & Gas Drilling — 0.8%
Patterson-UTI Energy, Inc.#	110,081	2,346,927

Oil Companies-Exploration & Production — 2.0%
QEP Resources, Inc.†	144,180	1,441,800
Whiting Petroleum Corp.†	183,079	1,292,538
WPX Energy, Inc.†	261,547	2,829,938

		5,564,276

Oil-Field Services — 1.2%
C&J Energy Services, Inc.†	5,300	177,776
Oil States International, Inc.†#	71,622	2,094,944
TETRA Technologies, Inc.†#	348,925	1,078,178

		3,350,898

Paper & Related Products — 3.0%
Neenah Paper, Inc.	75,240	5,868,720
Schweitzer-Mauduit International, Inc.	73,418	2,737,023

		8,605,743

Printing-Commercial — 2.8%
Deluxe Corp.	48,933	3,335,273
Ennis, Inc.#	202,801	3,254,956
LSC Communications, Inc.#	57,256	1,217,835

		7,808,064

Publishing-Newspapers — 0.7%
A.H. Belo Corp., Class A	224,875	1,270,544
Gannett Co., Inc.	103,513	812,577

		2,083,121

Quarrying — 0.8%
Compass Minerals International, Inc.#	35,049	2,248,393

Real Estate Investment Trusts — 4.1%
Apollo Commercial Real Estate Finance, Inc.#	108,285	1,998,941
Gramercy Property Trust#	110,287	3,258,981
LaSalle Hotel Properties#	145,621	4,142,917
Washington Real Estate Investment Trust	71,463	2,308,970

		11,709,809

Security Description	Shares/ Principal Amount	Value (Note 2)

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.#	11,117	$1,283,680

Research & Development — 0.1%
PAREXEL International Corp.†	4,194	338,959

Retail-Apparel/Shoe — 1.2%
Buckle, Inc.#	87,689	1,490,713
Christopher & Banks Corp.†	188,005	251,926
Guess?, Inc.#	142,893	1,720,432

		3,463,071

Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	20,824	1,001,634

Retail-Restaurants — 3.5%
Denny’s Corp.†	337,951	4,021,617
DineEquity, Inc.#	73,286	3,352,835
Ruby Tuesday, Inc.†#	147,791	325,140
Wendy’s Co.#	142,147	2,298,517

		9,998,109

Steel Pipe & Tube — 0.8%
Atkore International Group, Inc.†	103,267	2,154,150

Telecom Services — 0.3%
FairPoint Communications, Inc.†	65,368	941,299

Textile-Products — 0.1%
Dixie Group, Inc.†	101,112	429,726

Transactional Software — 0.5%
ACI Worldwide, Inc.†#	55,902	1,277,920

Total Common Stocks
(cost $239,661,756)		267,389,376

PREFERRED SECURITIES — 0.7%
Diversified Operations — 0.7%
Steel Partners Holdings LP Series A 6.00% (cost $2,378,434)	90,095	1,975,873

Total Long-Term Investment Securities
(cost $242,040,190)		269,365,249

SHORT-TERM INVESTMENT SECURITIES — 6.7%
Registered Investment Companies — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	6,202,571	6,202,571

Time Deposits — 4.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	12,594,000	12,594,000

Total Short-Term Investment Securities
(cost $18,796,571)		18,796,571

TOTAL INVESTMENTS
(cost $260,836,761)(3)	102.0%	288,161,820
Liabilities in excess of other assets	(2.0)	(5,553,253)

NET ASSETS	100.0%	$282,608,567

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

213

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

(1)	At May 31, 2017, the Fund had loaned securities with a total value of $60,596,267. This was secured by collateral of $6,202,571, which was received in cash and subsequently invested in short-term investments currently valued at $6,202,571 as reported in the Portfolio of Investments. Additional collateral of $55,685,663 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,708,755
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	1,748,262
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	4,119,279
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	7,507,696
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	40,601,671

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$267,389,376	$—	$—	$267,389,376
Preferred Securities	1,975,873	—	—	1,975,873
Short-Term Investment Securities:
Registered Investment Companies	6,202,571	—	—	6,202,571
Time Deposits	—	12,594,000	—	12,594,000

Total Investments at Value	$275,567,820	$12,594,000	$—	$288,161,820

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

214

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Registered Investment Companies	8.7%
Enterprise Software/Service	4.5
Machinery — General Industrial	4.0
Retail — Restaurants	3.9
Medical — Drugs	3.7
Machinery — Pumps	3.7
Medical Products	3.7
Instruments — Controls	3.3
Commercial Services — Finance	3.3
Retail — Apparel/Shoe	3.0
Finance — Investment Banker/Broker	3.0
Banks — Commercial	3.0
Electronic Components — Semiconductors	2.7
Computers — Periphery Equipment	2.4
Computer Software	2.4
Coatings/Paint	2.3
Building & Construction Products — Misc.	2.2
Electronic Measurement Instruments	2.2
Applications Software	2.1
Commercial Services	2.1
Transactional Software	2.0
Chemicals — Specialty	1.9
Medical — Biomedical/Gene	1.9
Therapeutics	1.7
Food — Misc./Diversified	1.7
Web Hosting/Design	1.6
Disposable Medical Products	1.5
Retail — Perfume & Cosmetics	1.5
Investment Management/Advisor Services	1.4
Real Estate Management/Services	1.4
Miscellaneous Manufacturing	1.4
Office Supplies & Forms	1.4
Industrial Automated/Robotic	1.3
Beverages — Wine/Spirits	1.2
Retail — Misc./Diversified	1.2
Aerospace/Defense — Equipment	1.2
Instruments — Scientific	1.2
Retail — Auto Parts	1.1
Power Converter/Supply Equipment	1.1
Auto/Truck Parts & Equipment — Original	1.1
Distribution/Wholesale	1.0
Electronic Connectors	1.0
Medical — Hospitals	1.0
Aerospace/Defense	1.0
Building — Residential/Commercial	1.0
Finance — Consumer Loans	1.0
Diagnostic Kits	0.8
Medical Information Systems	0.8
Oil Companies — Exploration & Production	0.7
Food — Retail	0.7
Real Estate Investment Trusts	0.7
Consulting Services	0.6
Retail — Gardening Products	0.4
Oil Field Machinery & Equipment	0.3
Veterinary Diagnostics	0.1

106.1%

*	Calculated as a percentage of net assets

215

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Aerospace/Defense — 1.0%
AeroVironment, Inc.†#	34,605	$1,074,139

Aerospace/Defense-Equipment — 1.2%
L3 Technologies, Inc.	7,690	1,296,457

Applications Software — 2.1%
Red Hat, Inc.†	10,510	941,381
ServiceNow, Inc.†#	10,115	1,058,535
Tableau Software, Inc., Class A†	4,224	261,930

		2,261,846

Auto/Truck Parts & Equipment-Original — 1.1%
WABCO Holdings, Inc.†	9,324	1,135,850

Banks-Commercial — 3.0%
Eagle Bancorp, Inc.†	29,867	1,703,912
First Republic Bank	16,111	1,483,823

		3,187,735

Beverages-Wine/Spirits — 1.2%
MGP Ingredients, Inc.#	26,119	1,337,554

Building & Construction Products-Misc. — 2.2%
Fortune Brands Home & Security, Inc.	21,347	1,346,995
Summit Materials, Inc., Class A†	37,873	1,017,269

		2,364,264

Building-Residential/Commercial — 1.0%
M/I Homes, Inc.†#	37,702	1,062,819

Chemicals-Specialty — 1.9%
Ashland Global Holdings, Inc.	11,978	797,016
Valvoline, Inc.	56,296	1,259,334

		2,056,350

Coatings/Paint — 2.3%
RPM International, Inc.	45,438	2,464,103

Commercial Services — 2.1%
Healthcare Services Group, Inc.	46,320	2,217,338

Commercial Services-Finance — 3.3%
Global Payments, Inc.	25,209	2,309,396
Total System Services, Inc.	20,485	1,219,882

		3,529,278

Computer Software — 2.4%
InterXion Holding NV†	31,023	1,378,972
Splunk, Inc.†#	19,621	1,201,590

		2,580,562

Computers-Periphery Equipment — 2.4%
Electronics For Imaging, Inc.†#	46,369	2,198,818
Kornit Digital, Ltd.†#	24,470	409,872

		2,608,690

Consulting Services — 0.6%
Gartner, Inc.†	5,021	600,512

Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	5,166	869,903

Disposable Medical Products — 1.5%
C.R. Bard, Inc.	1,762	541,691
ICU Medical, Inc.†#	6,899	1,112,809

		1,654,500

Distribution/Wholesale — 1.0%
Fastenal Co.#	26,217	1,131,788

Electronic Components-Semiconductors — 2.7%
Cavium, Inc.†#	9,969	727,438
Monolithic Power Systems, Inc.	7,712	757,319

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors (continued)
Qorvo, Inc.†	7,677	$598,422
Xilinx, Inc.	12,234	816,130

		2,899,309

Electronic Connectors — 1.0%
Amphenol Corp., Class A	14,931	1,113,853

Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.	21,249	1,282,165
Badger Meter, Inc.#	27,521	1,078,823

		2,360,988

Enterprise Software/Service — 4.5%
Evolent Health, Inc., Class A†#	22,992	527,666
Guidewire Software, Inc.†#	15,147	1,006,064
Tyler Technologies, Inc.†	10,826	1,849,947
Ultimate Software Group, Inc.†#	6,465	1,427,084

		4,810,761

Finance-Consumer Loans — 1.0%
SLM Corp.†	100,968	1,049,058

Finance-Investment Banker/Broker — 3.0%
Evercore Partners, Inc., Class A#	15,591	1,057,070
Lazard, Ltd., Class A	47,966	2,134,487

		3,191,557

Food-Misc./Diversified — 1.7%
Blue Buffalo Pet Products, Inc.†#	44,551	1,046,503
Snyder’s-Lance, Inc.#	20,794	764,179

		1,810,682

Food-Retail — 0.7%
Whole Foods Market, Inc.#	21,042	736,260

Industrial Automated/Robotic — 1.3%
Cognex Corp.	9,815	898,171
Rockwell Automation, Inc.	3,455	548,377

		1,446,548

Instruments-Controls — 3.3%
Mettler-Toledo International, Inc.†	3,398	1,980,389
Sensata Technologies Holding NV†#	39,547	1,598,885

		3,579,274

Instruments-Scientific — 1.2%
PerkinElmer, Inc.	19,765	1,246,381

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.	10,137	1,559,577

Machinery-General Industrial — 4.0%
IDEX Corp.	10,360	1,123,749
Middleby Corp.†#	17,453	2,240,267
Tennant Co.	13,404	938,280

		4,302,296

Machinery-Pumps — 3.7%
Gorman-Rupp Co.	19,890	478,752
Graco, Inc.	5,025	552,097
Xylem, Inc.	56,229	2,931,780

		3,962,629

Medical Information Systems — 0.8%
athenahealth, Inc.†#	6,049	810,445

Medical Products — 3.7%
ABIOMED, Inc.†	11,964	1,644,213
Nevro Corp.†#	21,166	1,456,856
West Pharmaceutical Services, Inc.	8,572	831,655

		3,932,724

216

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Biomedical/Gene — 1.9%
Acceleron Pharma, Inc.†#	19,946	$508,823
Exelixis, Inc.†	37,571	702,953
Ultragenyx Pharmaceutical, Inc.†#	14,513	781,525

		1,993,301

Medical-Drugs — 3.7%
ACADIA Pharmaceuticals, Inc.†#	37,729	970,013
Alkermes PLC†	27,712	1,600,645
Galapagos NV ADR†	6,503	535,392
TESARO, Inc.†#	5,784	863,609

		3,969,659

Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†#	26,660	1,102,124

Miscellaneous Manufacturing — 1.4%
John Bean Technologies Corp.#	17,382	1,500,067

Office Supplies & Forms — 1.4%
Avery Dennison Corp.	17,464	1,471,517

Oil Companies-Exploration & Production — 0.7%
Concho Resources, Inc.†	6,022	763,469

Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†#	7,162	355,235

Power Converter/Supply Equipment — 1.1%
Hubbell, Inc.	9,988	1,157,709

Real Estate Investment Trusts — 0.7%
SBA Communications Corp.†	5,188	716,878

Real Estate Management/Services — 1.4%
HFF, Inc., Class A	48,736	1,520,076

Retail-Apparel/Shoe — 3.0%
Burlington Stores, Inc.†	21,083	2,062,971
PVH Corp.	10,729	1,136,738

		3,199,709

Retail-Auto Parts — 1.1%
Advance Auto Parts, Inc.#	8,747	1,168,862

Retail-Gardening Products — 0.4%
Tractor Supply Co.	8,215	453,057

Retail-Misc./Diversified — 1.2%
Five Below, Inc.†#	25,564	1,311,433

Retail-Perfume & Cosmetics — 1.5%
Ulta Beauty, Inc.†	5,405	1,647,660

Retail-Restaurants — 3.9%
Chipotle Mexican Grill, Inc.†#	3,249	1,550,910
Jack in the Box, Inc.	8,387	893,886
Shake Shack, Inc., Class A†#	17,192	636,448
Wingstop, Inc.#	37,800	1,077,678

		4,158,922

Therapeutics — 1.7%
Agios Pharmaceuticals, Inc.†#	15,332	715,545
Neurocrine Biosciences, Inc.†#	22,854	993,463
Sarepta Therapeutics, Inc.†#	5,733	171,073

		1,880,081

Transactional Software — 2.0%
Black Knight Financial Services, Inc., Class A†#	54,746	2,181,628

Veterinary Diagnostics — 0.1%
Neogen Corp.†	2,495	157,909

Web Hosting/Design — 1.6%
GoDaddy, Inc., Class A†	40,668	1,673,082

Total Long-Term Investment Securities
(cost $89,603,712)		104,628,408

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Registered Investment Companies — 8.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.47%(1)	$3,499,069	$3,499,069
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	5,816,777	5,816,777

Total Short-Term Investment Securities
(cost $9,315,846)		9,315,846

TOTAL INVESTMENTS
(cost $98,919,558)(3)	106.1%	113,944,254
Liabilities in excess of other assets	(6.1)	(6,554,852)

NET ASSETS	100.0%	$107,389,402

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rates shown is the 7-day yield as of May 31, 2017.
(2)	At May 31, 2017, the Fund had loaned securities with a total value of $23,366,107. This was secured by collateral of $5,816,777, which was received in cash and subsequently invested in short-term investments currently valued at $5,816,777 as reported in the Portfolio of Investments. Additional collateral of $18,062,641 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$967,423
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	989,791
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	2,332,159
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	1,151,870
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	12,621,398

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

217

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$104,628,408	$—	$—	$104,628,408
Short-Term Investment Securities:	9,315,846	—	—	9,315,846

Total Investments at Value	$113,944,254	$—	$—	$113,944,254

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

218

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2017 — (unaudited)

Industry Allocation*

Medical — Drugs	5.2%
Computers	4.1
Diversified Banking Institutions	3.9
Applications Software	3.1
Web Portals/ISP	2.9
Real Estate Investment Trusts	2.8
Electric — Integrated	2.7
Electronic Components — Semiconductors	2.5
Oil Companies — Integrated	2.5
Diversified Manufacturing Operations	2.5
Banks — Super Regional	2.3
Medical — Biomedical/Gene	2.2
Telephone — Integrated	2.1
E-Commerce/Products	2.0
Internet Content — Entertainment	2.0
Tobacco	1.8
Finance — Credit Card	1.8
Beverages — Non-alcoholic	1.8
Aerospace/Defense	1.8
U.S. Government Treasuries	1.7
Medical — HMO	1.7
Oil Companies — Exploration & Production	1.6
Cosmetics & Toiletries	1.5
Insurance — Reinsurance	1.5
Multimedia	1.4
Cable/Satellite TV	1.4
Computer Services	1.3
Retail — Restaurants	1.3
Retail — Discount	1.3
Insurance — Multi-line	1.2
Retail — Building Products	1.2
Food — Misc./Diversified	1.0
Commercial Services — Finance	1.0
Chemicals — Diversified	1.0
Medical Instruments	1.0
Diagnostic Equipment	0.9
Transport — Rail	0.9
Oil — Field Services	0.8
Medical Products	0.8
Networking Products	0.7
Repurchase Agreements	0.7
Retail — Drug Store	0.7
Enterprise Software/Service	0.7
Transport — Services	0.7
Airlines	0.6
Insurance — Life/Health	0.6
Investment Management/Advisor Services	0.6
Aerospace/Defense — Equipment	0.6
Instruments — Controls	0.6
Semiconductor Components — Integrated Circuits	0.5
Banks — Fiduciary	0.5
E-Commerce/Services	0.5
Insurance Brokers	0.5
Oil Refining & Marketing	0.5
Finance — Other Services	0.4
Semiconductor Equipment	0.4
Auto — Cars/Light Trucks	0.4
Banks — Commercial	0.4
Entertainment Software	0.4
Data Processing/Management	0.4
Medical — Wholesale Drug Distribution	0.3
Retail — Apparel/Shoe	0.3
Insurance — Property/Casualty	0.3
Electronic Forms	0.3
Athletic Footwear	0.3
Pipelines	0.3
Industrial Gases	0.3
Finance — Investment Banker/Broker	0.3
Agricultural Chemicals	0.3

Consumer Products — Misc.	0.3%
Commercial Services	0.3
Retail — Auto Parts	0.3
Machinery — Construction & Mining	0.3
Retail — Major Department Stores	0.3
Electric Products — Misc.	0.2
Electronic Connectors	0.2
Computers — Memory Devices	0.2
Cruise Lines	0.2
Hotels/Motels	0.2
Non-Hazardous Waste Disposal	0.2
Electronic Measurement Instruments	0.2
Apparel Manufacturers	0.2
Beverages — Wine/Spirits	0.2
Medical — Hospitals	0.2
Electric — Distribution	0.2
Building Products — Air & Heating	0.2
Food — Retail	0.2
Gas — Distribution	0.2
Pharmacy Services	0.2
Machinery — Farming	0.2
Computer Aided Design	0.2
Electronic Components — Misc.	0.2
Auto/Truck Parts & Equipment — Original	0.2
Distribution/Wholesale	0.2
Food — Confectionery	0.2
Building Products — Cement	0.1
Tools — Hand Held	0.1
Advertising Agencies	0.1
Registered Investment Companies	0.1
Medical Labs & Testing Services	0.1
Medical — Generic Drugs	0.1
Building — Residential/Commercial	0.1
Television	0.1
Food — Wholesale/Distribution	0.1
Coatings/Paint	0.1
Internet Security	0.1
Home Decoration Products	0.1
Food — Meat Products	0.1
Finance — Consumer Loans	0.1
Engines — Internal Combustion	0.1
Agricultural Operations	0.1
Chemicals — Specialty	0.1
Consulting Services	0.1
Machinery — General Industrial	0.1
Containers — Paper/Plastic	0.1
Disposable Medical Products	0.1
Auto — Heavy Duty Trucks	0.1
Paper & Related Products	0.1
Instruments — Scientific	0.1
Industrial Automated/Robotic	0.1
Toys	0.1
Medical Information Systems	0.1
Steel — Producers	0.1
Dental Supplies & Equipment	0.1
Gold Mining	0.1
Retail — Perfume & Cosmetics	0.1
Brewery	0.1
Telecom Services	0.1
Vitamins & Nutrition Products	0.1
Retail — Consumer Electronics	0.1
Broadcast Services/Program	0.1
Machinery — Pumps	0.1
Metal — Copper	0.1
Textile — Home Furnishings	0.1
Diagnostic Kits	0.1
Retail — Automobile	0.1
Containers — Metal/Glass	0.1
Water	0.1

219

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Regional Department Stores	0.1%
Appliances	0.1
Wireless Equipment	0.1
Soap & Cleaning Preparation	0.1
Retail — Jewelry	0.1
Engineering/R&D Services	0.1
Oil Field Machinery & Equipment	0.1
X-Ray Equipment	0.1
Building Products — Wood	0.1
Telecommunication Equipment	0.1
Real Estate Management/Services	0.1
Dialysis Centers	0.1
Casino Hotels	0.1
Building & Construction Products — Misc.	0.1

100.0%

*	Calculated as a percentage of net assets

220

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	83,939	$2,092,599
Omnicom Group, Inc.	50,132	4,197,051

		6,289,650

Aerospace/Defense — 1.8%
Arconic, Inc.	94,167	2,586,767
Boeing Co.#	121,756	22,845,078
General Dynamics Corp.	60,830	12,363,698
Lockheed Martin Corp.	53,369	15,003,627
Northrop Grumman Corp.	37,321	9,674,350
Raytheon Co.	62,605	10,267,846
Rockwell Collins, Inc.	34,691	3,783,054
TransDigm Group, Inc.#	10,618	2,846,473

		79,370,893

Aerospace/Defense-Equipment — 0.6%
Harris Corp.	26,604	2,983,904
L3 Technologies, Inc.	16,630	2,803,652
United Technologies Corp.	160,199	19,428,935

		25,216,491

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.#	49,829	1,340,400
Monsanto Co.	93,728	11,005,542
Mosaic Co.	74,856	1,693,991

		14,039,933

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.#	122,071	5,075,712

Airlines — 0.6%
Alaska Air Group, Inc.#	26,392	2,297,424
American Airlines Group, Inc.#	107,765	5,216,904
Delta Air Lines, Inc.	156,206	7,674,401
Southwest Airlines Co.	131,514	7,902,676
United Continental Holdings, Inc.†	61,199	4,875,724

		27,967,129

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.#	80,953	1,671,680
Michael Kors Holdings, Ltd.†	34,723	1,152,109
Ralph Lauren Corp.	12,041	816,380
Under Armour, Inc., Class A†#	39,275	752,509
Under Armour, Inc., Class C†#	39,404	702,573
VF Corp.#	70,811	3,809,632

		8,904,883

Appliances — 0.1%
Whirlpool Corp.	15,923	2,954,353

Applications Software — 3.1%
Citrix Systems, Inc.†	33,421	2,758,569
Intuit, Inc.	51,942	7,305,123
Microsoft Corp.	1,651,797	115,361,503
Red Hat, Inc.†	38,110	3,413,513
salesforce.com, Inc.†	139,988	12,548,524

		141,387,232

Athletic Footwear — 0.3%
NIKE, Inc., Class B	283,273	15,010,636

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.	834,380	9,278,306
General Motors Co.	291,379	9,886,489

		19,164,795

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	75,006	4,722,378

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.#	42,736	$1,816,707
Delphi Automotive PLC	57,620	5,068,832

		6,885,539

Banks - Commercial — 0.4%
BB&T Corp.	172,798	7,197,037
M&T Bank Corp.	32,955	5,156,469
Regions Financial Corp.	257,630	3,565,599
Zions Bancorporation	43,269	1,733,789

		17,652,894

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	221,761	10,449,378
Citizens Financial Group, Inc.	108,824	3,710,899
Northern Trust Corp.	45,971	4,019,704
State Street Corp.	76,743	6,251,485

		24,431,466

Banks - Super Regional — 2.3%
Capital One Financial Corp.	102,740	7,902,761
Comerica, Inc.	37,591	2,577,239
Fifth Third Bancorp	160,419	3,808,347
Huntington Bancshares, Inc.	232,114	2,910,710
KeyCorp	229,239	4,004,805
PNC Financial Services Group, Inc.	103,918	12,335,067
SunTrust Banks, Inc.	105,042	5,606,091
US Bancorp	340,389	17,322,396
Wells Fargo & Co.	962,545	49,224,551

		105,691,967

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	825,973	37,556,992
Dr Pepper Snapple Group, Inc.	39,137	3,632,305
Monster Beverage Corp.†	85,993	4,347,806
PepsiCo, Inc.	305,074	35,653,999

		81,191,102

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B#	37,811	1,964,281
Constellation Brands, Inc., Class A	36,917	6,746,582

		8,710,863

Brewery — 0.1%
Molson Coors Brewing Co., Class B	39,412	3,735,864

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	32,626	864,589
Discovery Communications, Inc., Class C†	46,115	1,191,151
Scripps Networks Interactive, Inc., Class A	20,420	1,352,212

		3,407,952

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	32,721	2,064,695

Building Products - Air & Heating — 0.2%
Johnson Controls International PLC	200,654	8,379,311

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	13,481	3,021,092
Vulcan Materials Co.	28,292	3,526,598

		6,547,690

Building Products - Wood — 0.1%
Masco Corp.	68,470	2,550,508

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	72,635	2,374,438
Lennar Corp., Class A	43,433	2,228,548
PulteGroup, Inc.	61,145	1,386,157

		5,989,143

221

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cable/Satellite TV — 1.4%
Charter Communications, Inc., Class A†	45,983	$15,889,426
Comcast Corp., Class A	1,011,641	42,175,313
DISH Network Corp., Class A†	48,505	3,093,164

		61,157,903

Casino Hotels — 0.1%
Wynn Resorts, Ltd.#	16,994	2,187,128

Chemicals - Diversified — 1.0%
Dow Chemical Co.	238,603	14,783,842
E.I. du Pont de Nemours & Co.	184,807	14,584,968
Eastman Chemical Co.	31,313	2,508,484
FMC Corp.#	28,577	2,153,849
LyondellBasell Industries NV, Class A	70,555	5,681,089
PPG Industries, Inc.	54,955	5,845,014

		45,557,246

Chemicals - Specialty — 0.1%
Albemarle Corp.	24,062	2,733,443
International Flavors & Fragrances, Inc.	16,895	2,329,652

		5,063,095

Coatings/Paint — 0.1%
Sherwin-Williams Co.	17,352	5,756,873

Commercial Services — 0.3%
Cintas Corp.#	18,411	2,317,577
Ecolab, Inc.	56,121	7,455,114
Nielsen Holdings PLC	71,840	2,764,403
Quanta Services, Inc.†	32,326	991,115

		13,528,209

Commercial Services - Finance — 1.0%
Automatic Data Processing, Inc.	95,955	9,822,913
Equifax, Inc.	25,629	3,506,047
Global Payments, Inc.	32,547	2,981,631
H&R Block, Inc.#	44,272	1,174,979
Moody’s Corp.	35,482	4,202,843
PayPal Holdings, Inc.†	240,058	12,533,428
S&P Global, Inc.	55,234	7,887,967
Total System Services, Inc.	35,274	2,100,567
Western Union Co.	102,796	1,955,180

		46,165,555

Computer Aided Design — 0.2%
Autodesk, Inc.†#	41,864	4,679,139
Synopsys, Inc.†	32,170	2,408,568

		7,087,707

Computer Services — 1.3%
Accenture PLC, Class A	133,090	16,565,712
Cognizant Technology Solutions Corp., Class A	130,099	8,704,924
CSRA, Inc.	31,030	935,865
DXC Technology Co.†	60,681	4,703,991
International Business Machines Corp.	183,471	28,003,179
Teradata Corp.†#	27,978	762,680

		59,676,351

Computer Software — 0.0%
Akamai Technologies, Inc.†	37,020	1,745,493

Computers — 4.1%
Apple, Inc.	1,121,473	171,316,215
Hewlett Packard Enterprise Co.	355,863	6,693,783
HP, Inc.	361,968	6,790,520

		184,800,518

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 0.2%
NetApp, Inc.	57,917	$2,345,059
Seagate Technology PLC	63,096	2,749,093
Western Digital Corp.	61,576	5,545,535

		10,639,687

Consulting Services — 0.1%
Gartner, Inc.†	19,243	2,301,463
Verisk Analytics, Inc.†	33,067	2,674,789

		4,976,252

Consumer Products - Misc. — 0.3%
Clorox Co.	27,417	3,721,310
Kimberly-Clark Corp.	76,043	9,865,058

		13,586,368

Containers - Metal/Glass — 0.1%
Ball Corp.#	74,838	3,060,874

Containers - Paper/Plastic — 0.1%
Sealed Air Corp.	41,357	1,837,078
WestRock Co.	53,525	2,912,830

		4,749,908

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	188,715	14,410,278
Coty, Inc., Class A#	100,611	1,905,572
Estee Lauder Cos., Inc., Class A	47,513	4,472,874
Procter & Gamble Co.	546,459	48,137,573

		68,926,297

Cruise Lines — 0.2%
Carnival Corp.	89,339	5,723,950
Royal Caribbean Cruises, Ltd.	35,814	3,945,986

		9,669,936

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	70,279	6,034,858
Fiserv, Inc.†	45,864	5,745,842
Paychex, Inc.	68,267	4,043,454

		15,824,154

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	49,095	3,118,514
Patterson Cos., Inc.	17,580	776,333

		3,894,847

Diagnostic Equipment — 0.9%
Abbott Laboratories	369,368	16,865,343
Danaher Corp.	130,409	11,076,940
Thermo Fisher Scientific, Inc.	83,448	14,418,980

		42,361,263

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	18,811	3,167,584

Dialysis Centers — 0.1%
DaVita, Inc.†	33,277	2,204,934

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	15,397	4,733,500

Distribution/Wholesale — 0.2%
Fastenal Co.#	61,831	2,669,244
LKQ Corp.†	65,836	2,073,176
WW Grainger, Inc.#	11,571	1,993,452

		6,735,872

Diversified Banking Institutions — 3.9%
Bank of America Corp.	2,142,918	48,022,792
Citigroup, Inc.	592,252	35,854,936

222

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc.	79,194	$16,730,524
JPMorgan Chase & Co.	763,524	62,723,497
Morgan Stanley	307,154	12,820,608

		176,152,357

Diversified Manufacturing Operations — 2.5%
3M Co.	127,441	26,057,861
Dover Corp.	33,239	2,743,879
Eaton Corp. PLC	96,126	7,438,230
General Electric Co.	1,864,964	51,062,714
Illinois Tool Works, Inc.	66,669	9,414,996
Ingersoll-Rand PLC	55,471	4,970,202
Parker-Hannifin Corp.	28,492	4,486,635
Pentair PLC	35,740	2,366,703
Textron, Inc.	57,732	2,759,590

		111,300,810

Diversified Operations — 0.0%
Leucadia National Corp.	69,219	1,688,251

E-Commerce/Products — 2.0%
Amazon.com, Inc.†	84,658	84,202,540
eBay, Inc.†	216,095	7,412,058

		91,614,598

E-Commerce/Services — 0.5%
Expedia, Inc.#	25,772	3,705,498
Priceline Group, Inc.†	10,510	19,728,216
TripAdvisor, Inc.†#	24,139	929,593

		24,363,307

Electric Products - Misc. — 0.2%
AMETEK, Inc.	49,051	2,993,092
Emerson Electric Co.	137,886	8,151,820

		11,144,912

Electric - Distribution — 0.2%
CenterPoint Energy, Inc.	92,062	2,633,894
PPL Corp.	145,296	5,798,763

		8,432,657

Electric - Integrated — 2.7%
AES Corp.	140,904	1,645,759
Alliant Energy Corp.	48,669	2,018,303
Ameren Corp.	51,864	2,943,282
American Electric Power Co., Inc.	105,106	7,544,509
CMS Energy Corp.	59,832	2,836,635
Consolidated Edison, Inc.	65,208	5,398,570
Dominion Energy, Inc.#	134,263	10,844,422
DTE Energy Co.	38,355	4,200,640
Duke Energy Corp.	149,545	12,813,016
Edison International	69,644	5,680,861
Entergy Corp.	38,347	3,031,714
Eversource Energy#	67,736	4,204,373
Exelon Corp.	198,063	7,191,668
FirstEnergy Corp.	94,582	2,765,578
NextEra Energy, Inc.	99,948	14,136,645
PG&E Corp.	108,351	7,409,041
Pinnacle West Capital Corp.	23,799	2,102,642
Public Service Enterprise Group, Inc.	108,206	4,859,531
SCANA Corp.	30,549	2,083,442
Southern Co.	211,842	10,721,324
WEC Energy Group, Inc.#	67,458	4,233,664
Xcel Energy, Inc.	108,421	5,194,450

		123,860,069

Electronic Components - Misc. — 0.2%
Corning, Inc.	198,385	5,773,004

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
Garmin, Ltd.	24,587	$1,279,507

		7,052,511

Electronic Components - Semiconductors — 2.5%
Advanced Micro Devices, Inc.†#	164,895	1,845,175
Broadcom, Ltd.	85,724	20,529,183
Intel Corp.	1,010,633	36,493,958
Microchip Technology, Inc.#	46,263	3,853,708
Micron Technology, Inc.†	221,575	6,817,863
NVIDIA Corp.	125,902	18,173,954
Qorvo, Inc.†	27,030	2,106,988
Skyworks Solutions, Inc.#	39,527	4,206,859
Texas Instruments, Inc.	213,678	17,626,298
Xilinx, Inc.	53,211	3,549,706

		115,203,692

Electronic Connectors — 0.2%
Amphenol Corp., Class A	65,765	4,906,069
TE Connectivity, Ltd.	75,946	5,988,342

		10,894,411

Electronic Forms — 0.3%
Adobe Systems, Inc.†	105,952	15,030,351

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	68,841	4,153,866
FLIR Systems, Inc.	29,144	1,104,266
Fortive Corp.	64,346	4,018,408

		9,276,540

Electronic Security Devices — 0.0%
Allegion PLC	20,408	1,604,681

Engineering/R&D Services — 0.1%
Fluor Corp.	29,788	1,336,290
Jacobs Engineering Group, Inc.	25,880	1,356,629

		2,692,919

Engines - Internal Combustion — 0.1%
Cummins, Inc.	33,068	5,214,824

Enterprise Software/Service — 0.7%
CA, Inc.	67,008	2,128,844
Oracle Corp.	640,637	29,078,514

		31,207,358

Entertainment Software — 0.4%
Activision Blizzard, Inc.	147,854	8,661,287
Electronic Arts, Inc.†	65,893	7,467,654

		16,128,941

Finance - Consumer Loans — 0.1%
Navient Corp.	62,205	897,618
Synchrony Financial	164,644	4,420,692

		5,318,310

Finance - Credit Card — 1.8%
Alliance Data Systems Corp.	11,954	2,882,468
American Express Co.	161,827	12,450,970
Discover Financial Services	82,410	4,837,467
MasterCard, Inc., Class A	201,390	24,746,803
Visa, Inc., Class A#	397,161	37,821,642

		82,739,350

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	259,674	10,062,368
E*TRADE Financial Corp.†	58,714	2,032,092
Raymond James Financial, Inc.	27,335	1,975,500

		14,069,960

223

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Other Services — 0.4%
CBOE Holdings, Inc.	19,609	$1,693,629
CME Group, Inc.	72,601	8,515,371
Intercontinental Exchange, Inc.	127,329	7,663,933
Nasdaq, Inc.	24,594	1,663,784

		19,536,717

Food - Confectionery — 0.2%
Hershey Co.	29,851	3,440,925
J.M. Smucker Co.	24,887	3,181,803

		6,622,728

Food - Meat Products — 0.1%
Hormel Foods Corp.	57,647	1,938,669
Tyson Foods, Inc., Class A	61,337	3,517,063

		5,455,732

Food - Misc./Diversified — 1.0%
Campbell Soup Co.	41,349	2,383,770
Conagra Brands, Inc.	88,377	3,406,050
General Mills, Inc.	123,980	7,034,625
Kellogg Co.	54,042	3,869,407
Kraft Heinz Co.	127,483	11,753,933
McCormick & Co., Inc.	24,295	2,530,324
Mondelez International, Inc., Class A	326,321	15,203,295

		46,181,404

Food - Retail — 0.2%
Kroger Co.	197,509	5,881,818
Whole Foods Market, Inc.#	68,095	2,382,644

		8,264,462

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	106,235	5,796,182

Gas - Distribution — 0.2%
NiSource, Inc.	69,138	1,802,428
Sempra Energy	53,555	6,238,622

		8,041,050

Gold Mining — 0.1%
Newmont Mining Corp.	113,610	3,879,782

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	18,187	1,487,151

Home Decoration Products — 0.1%
Newell Brands, Inc.	103,115	5,459,939

Home Furnishings — 0.0%
Leggett & Platt, Inc.	28,588	1,487,148

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	67,230	7,237,309
Wyndham Worldwide Corp.	22,440	2,266,216

		9,503,525

Human Resources — 0.0%
Robert Half International, Inc.	27,317	1,269,967

Independent Power Producers — 0.0%
NRG Energy, Inc.	67,541	1,084,708

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	27,489	4,363,054

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	46,511	6,700,375
Praxair, Inc.	60,935	8,061,091

		14,761,466

Security Description	Shares	Value (Note 2)

Instruments - Controls — 0.6%
Honeywell International, Inc.	162,709	$21,638,670
Mettler-Toledo International, Inc.†	5,545	3,231,681

		24,870,351

Instruments - Scientific — 0.1%
PerkinElmer, Inc.	23,468	1,479,892
Waters Corp.†	17,119	3,074,915

		4,554,807

Insurance Brokers — 0.5%
Aon PLC	56,132	7,348,240
Arthur J. Gallagher & Co.	38,180	2,165,951
Marsh & McLennan Cos., Inc.	110,085	8,538,193
Willis Towers Watson PLC	27,232	3,993,028

		22,045,412

Insurance - Life/Health — 0.6%
Aflac, Inc.	85,807	6,468,131
Lincoln National Corp.	48,140	3,128,137
Principal Financial Group, Inc.	57,148	3,595,181
Prudential Financial, Inc.	91,915	9,637,288
Torchmark Corp.	23,410	1,767,455
Unum Group	48,999	2,203,975

		26,800,167

Insurance - Multi-line — 1.2%
Allstate Corp.	78,048	6,738,664
American International Group, Inc.(1)	198,916	12,657,025
Assurant, Inc.	11,892	1,165,178
Chubb, Ltd.	99,563	14,256,426
Cincinnati Financial Corp.#	32,040	2,245,363
Hartford Financial Services Group, Inc.	79,923	3,947,397
Loews Corp.	59,005	2,782,676
MetLife, Inc.	232,406	11,757,420

		55,550,149

Insurance - Property/Casualty — 0.3%
Progressive Corp.	124,149	5,267,642
Travelers Cos., Inc.	59,784	7,464,032
XL Group, Ltd.	56,639	2,474,558

		15,206,232

Insurance - Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	405,983	67,100,870

Internet Content - Entertainment — 2.0%
Facebook, Inc., Class A†	503,429	76,249,357
Netflix, Inc.†	92,003	15,002,929

		91,252,286

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	13,849	1,774,472

Internet Security — 0.1%
Symantec Corp.	132,279	4,009,376
VeriSign, Inc.†#	19,030	1,715,745

		5,725,121

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	12,121	1,864,816
Ameriprise Financial, Inc.	32,930	3,977,615
BlackRock, Inc.	26,011	10,644,741
Franklin Resources, Inc.	73,712	3,080,424
Invesco, Ltd.	86,263	2,734,537
T. Rowe Price Group, Inc.	52,031	3,665,064

		25,967,197

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.#	9,425	1,535,427

224

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.#	125,364	$13,217,127

Machinery - Farming — 0.2%
Deere & Co.	62,644	7,671,384

Machinery - General Industrial — 0.1%
Roper Technologies, Inc.#	21,776	4,947,507

Machinery - Pumps — 0.1%
Flowserve Corp.#	27,899	1,353,101
Xylem, Inc.	38,363	2,000,247

		3,353,348

Medical Information Systems — 0.1%
Cerner Corp.†	62,727	4,099,209

Medical Instruments — 1.0%
Boston Scientific Corp.†	291,452	7,877,948
Edwards Lifesciences Corp.†	45,422	5,226,709
Intuitive Surgical, Inc.†	7,850	7,180,238
Medtronic PLC	292,606	24,660,834

		44,945,729

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	21,867	3,039,513
Quest Diagnostics, Inc.	29,390	3,196,750

		6,236,263

Medical Products — 0.8%
Baxter International, Inc.	103,901	6,162,368
Becton Dickinson and Co.	45,492	8,608,451
Cooper Cos., Inc.	10,460	2,288,125
Henry Schein, Inc.†	16,929	3,114,428
Stryker Corp.	66,155	9,457,519
Varian Medical Systems, Inc.†	19,979	1,978,321
Zimmer Biomet Holdings, Inc.	42,987	5,124,480

		36,733,692

Medical - Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	48,012	4,706,616
Amgen, Inc.	157,420	24,437,881
Biogen, Inc.†	46,151	11,434,833
Celgene Corp.†	166,294	19,025,697
Gilead Sciences, Inc.	279,392	18,129,747
Illumina, Inc.†#	31,272	5,546,402
Incyte Corp.†	36,161	4,676,702
Regeneron Pharmaceuticals, Inc.†	16,255	7,462,020
Vertex Pharmaceuticals, Inc.†	53,105	6,563,778

		101,983,676

Medical - Drugs — 5.2%
AbbVie, Inc.	340,708	22,493,542
Allergan PLC	71,656	16,033,030
Bristol-Myers Squibb Co.	357,551	19,289,876
Eli Lilly & Co.	207,545	16,514,356
Johnson & Johnson	579,991	74,383,846
Mallinckrodt PLC†	22,397	965,982
Merck & Co., Inc.	586,879	38,211,692
Pfizer, Inc.	1,272,241	41,538,669
Zoetis, Inc.	105,160	6,549,365

		235,980,358

Medical - Generic Drugs — 0.1%
Mylan NV†	98,440	3,837,191
Perrigo Co. PLC#	30,647	2,232,634

		6,069,825

Medical - HMO — 1.7%
Aetna, Inc.	70,908	10,271,733
Anthem, Inc.	56,512	10,304,963

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Centene Corp.†	36,772	$2,670,750
Cigna Corp.	54,946	8,858,944
Humana, Inc.	31,919	7,413,507
UnitedHealth Group, Inc.	205,651	36,025,942

		75,545,839

Medical - Hospitals — 0.2%
Envision Healthcare Corp.†#	25,108	1,371,148
HCA Healthcare, Inc.†	61,715	5,055,075
Universal Health Services, Inc., Class B	19,092	2,169,997

		8,596,220

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.#	35,298	3,239,298
Cardinal Health, Inc.	67,430	5,009,375
McKesson Corp.	45,327	7,392,380

		15,641,053

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.†	284,240	3,265,918

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.#	37,694	1,998,159

Multimedia — 1.4%
Time Warner, Inc.	165,518	16,467,386
Twenty-First Century Fox, Inc., Class A	224,937	6,100,291
Twenty-First Century Fox, Inc., Class B	104,120	2,800,828
Viacom, Inc., Class B	74,272	2,583,923
Walt Disney Co.	310,959	33,564,915

		61,517,343

Networking Products — 0.7%
Cisco Systems, Inc.	1,070,453	33,751,383

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	49,294	3,135,591
Waste Management, Inc.	86,470	6,304,528

		9,440,119

Office Automation & Equipment — 0.0%
Xerox Corp.	182,532	1,290,501

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	19,116	1,610,714

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.#	23,206	1,222,028
Transocean, Ltd.†#	83,213	756,406

		1,978,434

Oil Companies - Exploration & Production — 1.6%
Anadarko Petroleum Corp.	119,485	6,037,577
Apache Corp.#	81,160	3,795,042
Cabot Oil & Gas Corp.	101,563	2,253,683
Chesapeake Energy Corp.†#	162,825	823,895
Cimarex Energy Co.	20,333	2,187,017
Concho Resources, Inc.†	31,671	4,015,249
ConocoPhillips	264,165	11,805,534
Devon Energy Corp.	112,136	3,810,381
EOG Resources, Inc.	123,301	11,135,313
EQT Corp.	37,051	2,047,809
Hess Corp.	57,510	2,639,134
Marathon Oil Corp.	181,093	2,357,831
Newfield Exploration Co.†	42,513	1,380,822
Noble Energy, Inc.	97,299	2,791,508
Occidental Petroleum Corp.	163,371	9,627,453
Pioneer Natural Resources Co.	36,295	6,056,184
Range Resources Corp.	40,210	927,243

		73,691,675

225

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 2.5%
Chevron Corp.	404,660	$41,874,217
Exxon Mobil Corp.	886,337	71,350,129
Murphy Oil Corp.#	34,640	845,562

		114,069,908

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.#	80,955	2,644,800

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	112,816	5,870,945
Phillips 66	94,298	7,177,021
Tesoro Corp.	25,006	2,081,499
Valero Energy Corp.	96,414	5,926,568

		21,056,033

Oil - Field Services — 0.8%
Baker Hughes, Inc.	90,915	5,013,963
Halliburton Co.	185,311	8,374,204
Schlumberger, Ltd.	298,000	20,737,820
TechnipFMC PLC†	99,736	2,887,357

		37,013,344

Paper & Related Products — 0.1%
International Paper Co.#	87,908	4,648,575

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	129,476	7,736,191

Pipelines — 0.3%
Kinder Morgan, Inc.	410,387	7,698,860
ONEOK, Inc.#	45,051	2,238,134
Williams Cos., Inc.	176,524	5,048,586

		14,985,580

Publishing - Newspapers — 0.0%
News Corp., Class A#	81,589	1,091,661
News Corp., Class B	25,603	350,761

		1,442,422

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	18,998	2,216,687
American Tower Corp.	91,315	11,979,615
Apartment Investment & Management Co., Class A	33,563	1,440,524
AvalonBay Communities, Inc.	29,355	5,613,850
Boston Properties, Inc.	32,883	3,989,366
Crown Castle International Corp.	77,067	7,833,860
Digital Realty Trust, Inc.	34,044	4,023,660
Equinix, Inc.	16,610	7,325,176
Equity Residential	78,469	5,107,547
Essex Property Trust, Inc.	14,011	3,599,706
Extra Space Storage, Inc.	26,914	2,085,028
Federal Realty Investment Trust	15,413	1,891,792
GGP, Inc.	124,847	2,781,591
HCP, Inc.	100,076	3,136,382
Host Hotels & Resorts, Inc.#	158,018	2,842,744
Iron Mountain, Inc.	52,426	1,830,716
Kimco Realty Corp.	90,980	1,595,789
Macerich Co.#	25,839	1,483,417
Mid-America Apartment Communities, Inc.	24,271	2,474,186
Prologis, Inc.#	113,150	6,284,351
Public Storage	31,920	6,873,972
Realty Income Corp.	57,950	3,183,193
Regency Centers Corp.	31,215	1,899,745
Simon Property Group, Inc.	68,364	10,545,147
SL Green Realty Corp.#	21,499	2,172,044
UDR, Inc.	57,126	2,205,635
Ventas, Inc.	75,802	5,040,075
Vornado Realty Trust	36,796	3,392,591
Welltower, Inc.	77,499	5,621,777

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Weyerhaeuser Co.	160,102	$5,276,962

		125,747,128

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	64,269	2,241,703

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	18,022	1,959,532

Retail - Apparel/Shoe — 0.3%
Coach, Inc.	59,983	2,771,814
Foot Locker, Inc.	28,294	1,680,947
Gap, Inc.#	46,895	1,055,138
L Brands, Inc.#	51,345	2,649,402
PVH Corp.	16,943	1,795,111
Ross Stores, Inc.	84,245	5,384,940

		15,337,352

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	15,767	2,106,944
AutoZone, Inc.†	6,087	3,688,235
Genuine Parts Co.	31,717	2,937,629
O’Reilly Automotive, Inc.†	19,588	4,741,863

		13,474,671

Retail - Automobile — 0.1%
AutoNation, Inc.†#	14,021	554,110
CarMax, Inc.†#	39,997	2,513,011

		3,067,121

Retail - Bedding — 0.0%
Bed Bath & Beyond, Inc.#	32,131	1,105,628

Retail - Building Products — 1.2%
Home Depot, Inc.	260,388	39,972,162
Lowe’s Cos., Inc.	185,112	14,581,272

		54,553,434

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.#	57,887	3,437,909

Retail - Discount — 1.3%
Costco Wholesale Corp.	93,826	16,929,025
Dollar General Corp.	54,329	3,987,205
Dollar Tree, Inc.†	50,461	3,920,820
Target Corp.	118,881	6,556,287
Wal-Mart Stores, Inc.	321,885	25,300,161

		56,693,498

Retail - Drug Store — 0.7%
CVS Health Corp.	219,248	16,844,824
Walgreens Boots Alliance, Inc.	182,276	14,768,001

		31,612,825

Retail - Gardening Products — 0.0%
Tractor Supply Co.	27,943	1,541,056

Retail - Jewelry — 0.1%
Signet Jewelers, Ltd.#	14,877	715,584
Tiffany & Co.	22,878	1,989,471

		2,705,055

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.#	24,347	1,017,705
TJX Cos., Inc.	139,347	10,480,288

		11,497,993

Retail - Office Supplies — 0.0%
Staples, Inc.	139,057	1,262,638

226

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	12,504	$3,811,719

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.#	37,722	1,449,656
Macy’s, Inc.	65,003	1,527,571

		2,977,227

Retail - Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	6,150	2,935,702
Darden Restaurants, Inc.	26,541	2,360,291
McDonald’s Corp.	175,064	26,415,407
Starbucks Corp.	311,526	19,816,169
Yum! Brands, Inc.	71,854	5,219,475

		56,747,044

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	53,792	1,733,178

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.#	73,420	1,216,569

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	77,798	6,671,956
QUALCOMM, Inc.	315,725	18,081,571

		24,753,527

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	230,819	10,589,976
KLA-Tencor Corp.	33,502	3,484,208
Lam Research Corp.#	34,809	5,401,312

		19,475,496

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	54,429	2,811,802

Steel - Producers — 0.1%
Nucor Corp.	68,155	3,959,806

Telecom Services — 0.1%
Level 3 Communications, Inc.†	62,448	3,716,905

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	81,650	2,394,795

Telephone - Integrated — 2.1%
AT&T, Inc.	1,312,790	50,581,799
CenturyLink, Inc.#	116,833	2,914,983
Verizon Communications, Inc.	871,326	40,638,645

		94,135,427

Television — 0.1%
CBS Corp., Class B	79,503	4,858,428
TEGNA, Inc.	45,897	1,089,595

		5,948,023

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	13,479	3,225,525

Tobacco — 1.8%
Altria Group, Inc.	414,560	31,274,406
Philip Morris International, Inc.	331,616	39,727,597
Reynolds American, Inc.	176,784	11,888,724

		82,890,727

Tools - Hand Held — 0.1%
Snap-on, Inc.	12,391	2,003,129
Stanley Black & Decker, Inc.	32,616	4,489,266

		6,492,395

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 0.1%
Hasbro, Inc.	23,912	$2,516,977
Mattel, Inc.	73,199	1,676,989

		4,193,966

Transport - Rail — 0.9%
CSX Corp.	198,033	10,727,448
Kansas City Southern	22,796	2,170,179
Norfolk Southern Corp.	62,107	7,703,131
Union Pacific Corp.	173,953	19,187,016

		39,787,774

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.#	30,216	2,024,774
Expeditors International of Washington, Inc.	38,502	2,055,237
FedEx Corp.	52,410	10,159,154
Ryder System, Inc.#	11,428	759,048
United Parcel Service, Inc., Class B	147,326	15,612,136

		30,610,349

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	18,559	1,584,567

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	39,209	3,506,069

Water — 0.1%
American Water Works Co., Inc.	38,094	2,978,189

Web Portals/ISP — 2.9%
Alphabet, Inc., Class A†	63,510	62,690,086
Alphabet, Inc., Class C†	63,164	60,944,417
Yahoo!, Inc.†	187,633	9,441,693

		133,076,196

Wireless Equipment — 0.1%
Motorola Solutions, Inc.#	35,215	2,942,918

X-Ray Equipment — 0.1%
Hologic, Inc.†#	59,701	2,585,650

Total Long-Term Investment Securities
(cost $2,222,405,830)		4,426,124,663

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(2)(3)	6,245,646	6,245,646

U.S. Government Treasuries — 1.7%
United States Treasury Bills
0.62% due 06/01/2017	$70,000,000	70,000,000
0.72% due 06/15/2017(4)	6,400,000	6,398,163

		76,398,163

Total Short-Term Investment Securities
(cost $82,643,860)		82,643,809

227

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $33,140,083 collateralized by $32,990,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $33,806,107 (cost $33,140,000)	$33,140,000	$33,140,000

TOTAL INVESTMENTS
(cost $2,338,189,690)(5)	100.0%	4,541,908,472
Other assets less liabilities	0.0	425,416

NET ASSETS	100.0%	$4,542,333,888

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	At May 31, 2017, the Fund had loaned securities with a total value of $111,632,356. This was secured by collateral of $6,245,646, which was received in cash and subsequently invested in short-term investments currently valued at $6,245,646 as reported in the Portfolio of Investments. Additional collateral of $107,430,149 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$6,346,101
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	6,492,825
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	15,298,486
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	5,449,171
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	73,843,566

(3)	The rate shown is the 7-day yield as of May 31, 2017.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)
990	Long	S&P 500 E-Mini Index	June 2017	$117,695,152	$119,349,450	$1,654,298

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,426,124,663	$—	$—	$4,426,124,663
Short-Term Investment Securities:
Registered Investment Companies	6,245,646	—	—	6,245,646
U.S. Government Treasuries	—	76,398,163	—	76,398,163
Repurchase Agreements	—	33,140,000	—	33,140,000

Total Investments at Value	$4,432,370,309	$109,538,163	$—	$4,541,908,472

Other Financial Instruments:†
Futures Contracts	$1,654,298	$—	$—	$1,654,298

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

228

VALIC Company I Value Fund

PORTFOLIO PPROFILE — May 31, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.6%
Medical — Drugs	7.5
Diversified Manufacturing Operations	6.0
Banks — Super Regional	5.9
Oil Companies — Exploration & Production	5.2
Electric — Integrated	3.8
Semiconductor Components — Integrated Circuits	3.6
Oil Companies — Integrated	3.6
Tobacco	3.2
Insurance — Multi — line	2.8
Networking Products	2.8
Investment Management/Advisor Services	2.7
Aerospace/Defense — Equipment	2.1
Electronic Components — Semiconductors	2.1
Food — Misc./Diversified	1.9
Multimedia	1.8
Medical Instruments	1.6
Retail — Building Products	1.5
Medical — HMO	1.5
Chemicals — Diversified	1.4
Insurance Brokers	1.4
Banks — Commercial	1.4
Transport — Rail	1.3
Hotels/Motels	1.3
Computer Services	1.3
Oil — Field Services	1.3
Insurance — Life/Health	1.2
Telephone — Integrated	1.2
Cable/Satellite TV	1.2
Registered Investment Companies	1.2
Applications Software	1.2
Paper & Related Products	1.2
Retail — Catalog Shopping	1.1
Building & Construction Products — Misc.	1.1
Building — Residential/Commercial	1.0
Finance — Other Services	1.0
Cruise Lines	1.0
E-Commerce/Products	1.0
Real Estate Investment Trusts	1.0
Medical — Biomedical/Gene	0.9
Machinery — Construction & Mining	0.9
Television	0.9
Wireless Equipment	0.9
Computers	0.9
Cosmetics & Toiletries	0.8
Repurchase Agreements	0.8
Commercial Services	0.7
Retail — Apparel/Shoe	0.6
Transport — Truck	0.5
Retail — Jewelry	0.3

101.2%

*	Calculated as a percentage of net assets

229

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Aerospace/Defense-Equipment — 2.1%
Triumph Group, Inc.#	17,050	$555,830
United Technologies Corp.	14,460	1,753,709

		2,309,539

Applications Software — 1.2%
Microsoft Corp.	18,604	1,299,303

Banks-Commercial — 1.4%
M&T Bank Corp.	9,590	1,500,547

Banks-Super Regional — 5.9%
PNC Financial Services Group, Inc.	23,193	2,753,009
Wells Fargo & Co.	73,756	3,771,882

		6,524,891

Building & Construction Products-Misc. — 1.1%
Fortune Brands Home & Security, Inc.	19,160	1,208,996

Building-Residential/Commercial — 1.0%
PulteGroup, Inc.	51,080	1,157,984

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	31,338	1,306,481

Chemicals-Diversified — 1.4%
Dow Chemical Co.	24,873	1,541,131

Commercial Services — 0.7%
Nielsen Holdings PLC	20,650	794,612

Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A	21,050	1,408,456

Computers — 0.9%
Apple, Inc.	6,170	942,529

Cosmetics & Toiletries — 0.8%
Unilever NV	16,130	915,861

Cruise Lines — 1.0%
Norwegian Cruise Line Holdings, Ltd.†	22,450	1,121,827

Diversified Banking Institutions — 9.6%
Bank of America Corp.	77,630	1,739,688
Citigroup, Inc.	46,280	2,801,791
Goldman Sachs Group, Inc.	5,912	1,248,969
JPMorgan Chase & Co.	58,217	4,782,527

		10,572,975

Diversified Manufacturing Operations — 6.0%
3M Co.	6,870	1,404,709
Eaton Corp. PLC	24,435	1,890,780
General Electric Co.	54,874	1,502,450
Ingersoll-Rand PLC	19,764	1,770,855

		6,568,794

E-Commerce/Products — 1.0%
eBay, Inc.†	31,900	1,094,170

Electric-Integrated — 3.8%
Dominion Energy, Inc.#	9,130	737,430
Edison International	14,614	1,192,064
Eversource Energy#	24,104	1,496,135
NextEra Energy, Inc.	5,435	768,727

		4,194,356

Electronic Components-Semiconductors — 2.1%
Intel Corp.	63,742	2,301,724

Finance-Other Services — 1.0%
Intercontinental Exchange, Inc.	18,950	1,140,601

Food-Misc./Diversified — 1.9%
Kraft Heinz Co.	10,151	935,922
Mondelez International, Inc., Class A	25,180	1,173,136

		2,109,058

Security Description	Shares	Value (Note 2)

Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.	21,279	$1,414,415

Insurance Brokers — 1.4%
Marsh & McLennan Cos., Inc.	19,595	1,519,788

Insurance-Life/Health — 1.2%
Principal Financial Group, Inc.	21,929	1,379,553

Insurance-Multi-line — 2.8%
Chubb, Ltd.	12,604	1,804,767
MetLife, Inc.	24,680	1,248,561

		3,053,328

Investment Management/Advisor Services — 2.7%
BlackRock, Inc.	4,188	1,713,897
Invesco, Ltd.	40,820	1,293,994

		3,007,891

Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	9,790	1,032,160

Medical Instruments — 1.6%
Medtronic PLC	21,405	1,804,013

Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	6,696	1,039,487

Medical-Drugs — 7.5%
Allergan PLC#	5,480	1,226,150
AstraZeneca PLC ADR#	35,920	1,235,289
Bristol-Myers Squibb Co.	26,420	1,425,359
Merck & Co., Inc.	42,218	2,748,814
Roche Holding AG	6,175	1,694,610

		8,330,222

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	9,335	1,635,305

Multimedia — 1.8%
Thomson Reuters Corp.	24,940	1,088,880
Viacom, Inc., Class B	24,390	848,528

		1,937,408

Networking Products — 2.8%
Cisco Systems, Inc.	96,709	3,049,235

Oil Companies-Exploration & Production — 5.2%
Anadarko Petroleum Corp.	10,430	527,028
Canadian Natural Resources, Ltd.	24,260	700,144
EOG Resources, Inc.	16,500	1,490,115
Marathon Oil Corp.	79,948	1,040,923
Occidental Petroleum Corp.	10,380	611,693
Pioneer Natural Resources Co.	6,420	1,071,241
Southwestern Energy Co.†	46,254	280,299

		5,721,443

Oil Companies-Integrated — 3.6%
Chevron Corp.	23,611	2,443,266
Exxon Mobil Corp.	18,987	1,528,454

		3,971,720

Oil-Field Services — 1.3%
Halliburton Co.	31,070	1,404,053

Paper & Related Products — 1.2%
International Paper Co.#	24,195	1,279,432

Real Estate Investment Trusts — 1.0%
Park Hotels & Resorts, Inc.#	41,989	1,080,797

Retail-Apparel/Shoe — 0.6%
L Brands, Inc.#	13,700	706,920

230

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Building Products — 1.5%
Home Depot, Inc.	7,004	$1,075,184
Lowe’s Cos., Inc.	7,250	571,083

		1,646,267

Retail-Catalog Shopping — 1.1%
Liberty Interactive Corp. QVC Group, Class A†	52,740	1,237,280

Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.#	7,440	357,864

Semiconductor Components-Integrated Circuits — 3.6%
Analog Devices, Inc.	9,079	778,615
Maxim Integrated Products, Inc.	35,115	1,678,497
QUALCOMM, Inc.	26,710	1,529,682

		3,986,794

Telephone-Integrated — 1.2%
Verizon Communications, Inc.	28,245	1,317,347

Television — 0.9%
CBS Corp., Class B	16,625	1,015,954

Tobacco — 3.2%
British American Tobacco PLC	22,327	1,590,828
Philip Morris International, Inc.	16,680	1,998,264

		3,589,092

Transport-Rail — 1.3%
Union Pacific Corp.	12,930	1,426,179

Transport-Truck — 0.5%
Schneider National, Inc., Class B†	28,900	573,954

Wireless Equipment — 0.9%
Nokia OYJ ADR#	158,040	998,813

Total Long-Term Investment Securities
(cost $82,671,962)		109,530,549

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2) (cost $1,303,568)	1,303,568	1,303,568

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 05/31/2017, to be repurchased 06/01/2017 in the amount of $854,002 collateralized by $875,000 of United States Treasury Bonds, bearing interest at 2.88% due 11/15/2046 and having an approximate value of $872,735 (cost $854,000)	$854,000	$854,000

TOTAL INVESTMENTS
(cost $84,829,530)(3)	101.2%	111,688,117
Liabilities in excess of other assets	(1.2)	(1,355,598)

NET ASSETS	100.0%	$110,332,519

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $7,883,253. This was secured by collateral of $1,303,568, which was received in cash and subsequently invested in short-term investments currently valued at $1,303,568 as reported in the Portfolio of Investments. Additional collateral of $6,718,629 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$922,501
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	943,830
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	2,223,865
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	327,557
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	2,300,876

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$109,530,549	$—	$—	$109,530,549
Short-Term Investment Securities	1,303,568	—	—	1,303,568
Repurchase Agreements	—	854,000	—	854,000

Total Investments at Value	$110,834,117	$854,000	$—	$111,688,117

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

231

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2017

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$162,066,091	$679,807,665	$56,320,637	$252,688,852	$235,978,571	$808,398,116	$46,201,805
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	203,368,506
Repurchase agreements (cost approximates value)	–	–	–	–	4,958,000	8,304,000	–

Total Investments	162,066,091	679,807,665	56,320,637	252,688,852	240,936,571	816,702,116	249,570,311

Cash	350,133	22,455	855	889	837	24,136	–
Foreign cash*	155,068	17	–	–	–	1,095	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	20,057	20,222	659	406,839	3,088	169,612	1,121
Dividends and interest	386,974	550,170	147,632	1,040,786	538,587	2,421,044	173,414
Investments sold	6,777,328	1,260,182	–	942,328	578,039	–	2,874,193
Investments sold on an extented settlement basis	–	–	–	1,861,198	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	5,515	11,176	756	1,391	1,905	12,047	–
Prepaid expenses and other assets	28,828	17,804	8,001	16,821	21,112	17,999	8,744
Due from investment adviser for expense reimbursements/fee waivers	–	–	4,234	–	27,547	1,300	3,511
Variation margin on futures contracts	39,577	–	–	–	–	–	23,000
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	169,829,571	681,689,691	56,482,774	256,959,104	242,107,686	819,349,349	252,654,294

LIABILITIES:
Payable for:
Fund shares reacquired	17,696	255,988	38,636	42,949	55,893	57,966	525,478
Investments purchased	2,609,737	739,276	16,206	919,404	144,362	–	2,459,484
Investments purchased on an extented settlement basis	–	–	–	16,032,371	–	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	68,667	413,656	33,631	97,733	165,055	484,918	52,632
Administrative service fee	9,270	38,353	3,243	13,194	13,927	46,073	2,698
Transfer agent fees and expenses	96	254	127	223	96	230	63
Directors’ fees and expenses	6,335	12,342	966	5,764	14,418	13,166	2,521
Other accrued expenses	93,915	95,346	50,625	81,678	67,409	101,904	66,307
Variation margin on futures contracts	14,510	–	–	–	–	–	–
Collateral upon return of securities loaned	5,203,765	618,200	–	4,702,551	–	9,946,182	–
Due to custodian	–	–	–	–	–	–	–
Due to broker	38,140	–	–	–	–	–	541,812
Call and put options written, at value@	–	–	–	–	–	–	373,447
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	8,062,131	2,173,415	143,434	21,895,867	461,160	10,650,439	4,024,442

NET ASSETS	$161,767,440	$679,516,276	$56,339,340	$235,063,237	$241,646,526	$808,698,910	$248,629,852

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$147,049	$393,427	$36,028	$238,660	$110,230	$668,816	$211,735
Additional paid-in capital	148,963,605	362,416,764	38,591,371	227,795,026	171,237,986	656,852,567	231,541,228
Accumulated undistributed net investment income (loss)	2,551,254	457,600	981,605	4,868,838	2,754,271	15,394,858	3,177,521
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	6,668,209	43,258,546	3,644,495	(391,017)	17,813,635	27,685,858	3,169,555
Unrealized appreciation (depreciation) on investments	3,559,499	272,989,970	13,085,841	2,551,730	49,730,404	108,092,997	7,984,561
Unrealized appreciation (depreciation) on futures contracts, written options contracts, and swap contracts	(107,909)	–	–	–	–	–	2,545,252
Unrealized foreign exchange gain (loss) on other assets and liabilities	(14,267)	(31)	–	–	–	3,814	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$161,767,440	$679,516,276	$56,339,340	$235,063,237	$241,646,526	$808,698,910	$248,629,852

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$14,704,920	$39,342,723	$3,602,829	$23,865,992	$11,023,004	$66,881,581	$21,173,473
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.00	$17.27	$15.64	$9.85	$21.92	$12.09	$11.74

*Cost
Investment securities (unaffiliated)	$158,506,592	$406,817,695	$43,234,796	$250,137,122	$186,248,167	$700,305,119	$46,676,279

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$194,909,471

Foreign cash	$155,068	$17	$–	$–	$–	$1,099	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$516,695

† Including securities on loan	$10,455,167	$47,932,094	$4,059,401	$5,579,311	$5,756,974	$99,937,799	$–

See Notes to Financial Statements

232

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2017 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$717,587,743	$917,968,976	$388,372,501	$392,992,671	$427,294,556	$324,729,855	$134,577,304
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	22,845,000	–	4,733,000	10,985,000

Total Investments	717,587,743	917,968,976	388,372,501	415,837,671	427,294,556	329,462,855	145,562,304

Cash	962	61,119	416	8,452	–	842	541
Foreign cash*	214,346	298,010	334,463	1,487,823	7,109,690	–	–
Due from broker	–	–	–	–	5,656,357	–	–
Receivable for:
Fund shares sold	21,129	14,071	47,599	38,921	114,953	1,548,642	90,095
Dividends and interest	1,916,244	4,102,374	919,775	1,366,824	2,848,700	43,077	486,754
Investments sold	4,867,544	1,891,568	667,352	–	236,772	–	–
Investments sold on an extented settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	97,915	–	–
Securites lending income	11,635	66,067	10,377	2,402	23,384	–	198
Prepaid expenses and other assets	21,422	28,650	13,867	22,246	17,813	30,527	31,701
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	4,460	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	1,085,237	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	724,641,025	924,430,835	390,366,350	418,768,799	444,485,377	331,085,943	146,171,593

LIABILITIES:
Payable for:
Fund shares reacquired	142,958	627,618	12,981	60,160	21,691	41,465	21,808
Investments purchased	2,832,500	3,816,185	450,164	–	6,968,914	–	–
Investments purchased on an extented settlement basis	–	–	–	–	–	–	–
Payments on swap contracts	–	–	–	–	224,929	–	–
Accrued foreign tax on capital gains	1,607,838	194,337	–	–	95,028	–	–
Investment advisory and management fees	459,310	501,107	238,342	175,174	178,754	112,260	61,583
Administrative service fee	40,639	50,278	21,959	23,648	24,132	18,944	8,314
Transfer agent fees and expenses	368	254	223	191	96	382	286
Directors’ fees and expenses	12,569	22,467	7,617	14,391	11,656	18,192	5,739
Other accrued expenses	229,692	178,698	105,564	91,001	137,983	112,173	63,576
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	10,442,079	42,874,950	2,392,080	1,839,930	13,036,591	–	550,515
Due to custodian	–	–	–	–	136,260	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	2,845,427	–	–
Unrealized depreciation on swap contracts	–	–	–	–	1,478,765	–	–

TOTAL LIABILITIES	15,767,953	48,265,894	3,228,930	2,204,495	25,160,226	303,416	711,821

NET ASSETS	$708,873,072	$876,164,941	$387,137,420	$416,564,304	$419,325,151	$330,782,527	$145,459,772

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$893,321	$831,025	$507,304	$175,147	$360,702	$3,307,805	$136,885
Additional paid-in capital	746,325,142	837,773,815	367,911,913	389,638,454	376,831,075	327,471,551	142,509,657
Accumulated undistributed net investment income (loss)	11,292,948	16,165,501	7,775,776	5,587,557	(1,639,271)	1,440	3,341,751
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	(174,434,138)	(37,916,450)	(3,450,413)	(37,886,999)	2,745,260	1,731	(2,740,055)
Unrealized appreciation (depreciation) on investments	126,387,200	59,530,353	14,402,000	58,598,862	44,339,476	–	2,211,534
Unrealized appreciation (depreciation) on futures contracts, written options contracts, and swap contracts	–	–	–	447,684	(1,478,765)	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	31,211	(24,966)	(9,160)	3,599	(1,738,298)	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(1,622,612)	(194,337)	–	–	(95,028)	–	–

NET ASSETS	$708,873,072	$876,164,941	$387,137,420	$416,564,304	$419,325,151	$330,782,527	$145,459,772

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$89,332,092	$83,102,540	$50,730,384	$17,514,695	$36,070,156	$330,780,496	$13,688,536
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.94	$10.54	$7.63	$23.78	$11.63	$1.00	$10.63

*Cost
Investment securities (unaffiliated)	$591,200,543	$858,438,623	$373,970,501	$334,393,809	$382,955,080	$324,729,855	$132,365,770

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$215,557	$297,658	$334,751	$1,473,022	$7,109,742	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$21,742,819	$63,773,680	$36,430,287	$20,201,974	$21,714,240	$–	$1,260,189

See Notes to Financial Statements

233

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2017 — (continued)

	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$1,008,388,304	$120,498,068	$737,155,918	$631,353,941	$1,117,567,512	$184,946,546	$448,937,769
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	34,281,000	–	–

Total Investments	1,008,388,304	120,498,068	737,155,918	631,353,941	1,151,848,512	184,946,546	448,937,769

Cash	3,197,122	207	–	14,434	232,655	–	184,667
Foreign cash*	96,359	–	201,766	153,663	2,689,096	1,100,666	584,769
Due from broker	15	114,963	–	–	–	–	–
Receivable for:
Fund shares sold	22,954	23,571	134,995	179,033	36,976	18,481	24,128
Dividends and interest	1,606,469	226,939	390,910	1,742,822	6,969,942	1,764,889	2,246,149
Investments sold	1,466,193	149,910	1,232,925	–	–	587,744	1,438,890
Investments sold on an extented settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	20,531	1,420	56,414	785	52,632	367	13,086
Prepaid expenses and other assets	135,221	12,936	18,316	14,094	43,444	14,183	25,642
Due from investment adviser for expense reimbursements/fee waivers	42,079	6,308	8,353	–	–	–	24,808
Variation margin on futures contracts	–	100	–	–	85,575	–	–
Unrealized appreciation on forward foreign currency contracts	2,339	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	1,014,977,586	121,034,422	739,199,597	633,458,772	1,161,958,832	188,432,876	453,479,908

LIABILITIES:
Payable for:
Fund shares reacquired	174,850	27,324	23,492	19,197	242,846	10,938	141,362
Investments purchased	1,754,647	153,139	1,621,635	–	–	935,341	1,210,220
Investments purchased on an extented settlement basis	–	–	–	–	–	660,000	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	17,363	–	–	–	–	–	55,603
Investment advisory and management fees	589,330	76,597	589,723	244,195	272,156	79,880	342,791
Administrative service fee	56,807	6,894	40,393	35,833	62,211	10,784	24,913
Transfer agent fees and expenses	159	191	128	223	414	223	223
Directors’ fees and expenses	27,268	5,028	12,021	8,467	27,337	6,655	18,786
Other accrued expenses	158,033	60,107	105,692	92,071	252,418	76,060	162,682
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	10,875,978	189,695	39,167,836	1,507,043	67,236,343	129,650	12,301,036
Due to custodian	–	–	–	–	–	580,656	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	62,471	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	13,716,906	518,975	41,560,920	1,907,029	68,093,725	2,490,187	14,257,616

NET ASSETS	$1,001,260,680	$120,515,447	$697,638,677	$631,551,743	$1,093,865,107	$185,942,689	$439,222,292

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$667,579	$58,218	$362,153	$570,663	$1,557,965	$158,793	$336,882
Additional paid-in capital	777,680,845	89,355,794	497,863,977	607,010,107	1,148,970,193	187,499,596	358,607,138
Accumulated undistributed net investment income (loss)	6,540,673	1,168,641	(1,025,460)	6,339,477	22,575,686	147,164	3,974,297
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	37,825,691	4,125,285	87,308,186	5,485,506	(146,156,348)	(3,082,999)	505,891
Unrealized appreciation (depreciation) on investments	178,627,212	25,802,382	113,129,240	12,143,646	62,505,890	1,194,125	75,925,946
Unrealized appreciation (depreciation) on futures contracts, written options contracts, and swap contracts	–	5,127	–	–	4,433,413	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(63,957)	–	581	2,344	(21,692)	26,010	(72,259)
Accrued capital gains tax on unrealized appreciation (depreciation)	(17,363)	–	–	–	–	–	(55,603)

NET ASSETS	$1,001,260,680	$120,515,447	$697,638,677	$631,551,743	$1,093,865,107	$185,942,689	$439,222,292

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$66,757,935	$5,821,833	$36,215,335	$57,066,276	$155,796,543	$15,879,344	$33,688,167
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.00	$20.70	$19.26	$11.07	$7.02	$11.71	$13.04

*Cost
Investment securities (unaffiliated)	$829,761,092	$94,695,686	$624,026,678	$619,210,295	$1,055,061,622	$183,752,421	$373,011,823

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$96,032	$–	$200,056	$152,817	$2,646,990	$1,091,892	$582,847

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$63,102,258	$3,902,581	$142,000,051	$1,478,758	$81,358,657	$3,135,264	$19,714,778

See Notes to Financial Statements

234

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2017 — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$164,739,944	$419,773,832	$3,426,052,945	$263,229,872	$376,230,180	$1,153,978,123	$115,172,542
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	5,778,000	–	70,327,000	–	19,218,000	904,000	1,794,000

Total Investments	170,517,944	419,773,832	3,496,379,945	263,229,872	395,448,180	1,154,882,123	116,966,542

Cash	939	123,143	520	82,789	711	30,951	901
Foreign cash*	–	–	–	–	–	975,706	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	8,565	108,278	1,135,759	5,158	164,592	209,972	61,670
Dividends and interest	291,734	508,339	3,448,683	223,258	476,416	1,010,968	249,487
Investments sold	1,991,116	5,212,990	12	1,669,528	–	6,445,852	898,483
Investments sold on an extented settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	177	4,631	138,349	7,279	5,331	31,554	3,858
Prepaid expenses and other assets	15,271	18,194	103,676	14,031	12,606	52,342	8,828
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	3,948	–	4,389
Variation margin on futures contracts	–	–	–	–	4,225	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	172,825,746	425,749,407	3,501,206,944	265,231,915	396,116,009	1,163,639,468	118,194,158

LIABILITIES:
Payable for:
Fund shares reacquired	38,709	108,099	190,694	84,345	63,710	89,524	2,932
Investments purchased	988,042	5,010,052	–	1,396,417	–	9,381,205	1,047,446
Investments purchased on an extented settlement basis	–	–	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	101,249	222,644	747,294	152,201	128,594	818,355	81,335
Administrative service fee	9,763	23,482	194,883	14,703	22,088	63,300	6,459
Transfer agent fees and expenses	34	159	572	223	333	351	96
Directors’ fees and expenses	3,487	10,420	89,398	7,010	5,918	38,860	2,133
Other accrued expenses	57,540	78,645	317,637	64,944	41,902	155,900	56,092
Variation margin on futures contracts	–	–	54,960	–	–	–	–
Collateral upon return of securities loaned	–	4,730,000	106,873,098	3,341,806	1,453,502	22,932,955	4,606,749
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,198,824	10,183,501	108,468,536	5,061,649	1,716,047	33,480,450	5,803,242

NET ASSETS	$171,626,922	$415,565,906	$3,392,738,408	$260,170,266	$394,399,962	$1,130,159,018	$112,390,916

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$151,200	$304,270	$1,283,786	$186,911	$325,583	$434,613	$91,757
Additional paid-in capital	132,213,817	301,014,872	2,274,784,687	199,189,634	168,793,335	782,819,026	91,901,266
Accumulated undistributed net investment income (loss)	1,099,730	3,038,879	36,423,371	300,630	2,273,689	(322,566)	(43,250)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	8,401,144	20,932,978	197,884,329	12,335,254	18,042,381	101,828,123	2,884,337
Unrealized appreciation (depreciation) on investments	29,761,031	90,275,395	883,424,396	48,157,078	203,808,981	245,361,595	17,556,806
Unrealized appreciation (depreciation) on futures contracts, written options contracts, and swap contracts	–	–	(1,062,161)	–	1,155,993	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(488)	–	759	–	38,227	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$171,626,922	$415,565,906	$3,392,738,408	$260,170,266	$394,399,962	$1,130,159,018	$112,390,916

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$15,120,011	$30,427,010	$128,378,632	$18,691,077	$32,558,299	$43,461,265	$9,175,737
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.35	$13.66	$26.43	$13.92	$12.11	$26.00	$12.25

*Cost
Investment securities (unaffiliated)	$134,978,913	$329,498,437	$2,542,628,549	$215,072,794	$172,421,199	$908,616,528	$97,615,736

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$937,331	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$1,774,507	$35,470,307	$742,341,080	$42,309,726	$14,842,908	$244,069,849	$24,733,885

See Notes To Financial Statements

235

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2017 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$320,652,658	$1,182,289,629	$288,161,820	$113,944,254	$4,496,111,447	$110,834,117
Investment securities, at value (affiliated)*†	–	–	–	–	12,657,025	–
Repurchase agreements (cost approximates value)	8,004,000	82,167,000	–	–	33,140,000	854,000

Total Investments	328,656,658	1,264,456,629	288,161,820	113,944,254	4,541,908,472	111,688,117

Cash	–	570,996	212	–	848	557
Foreign cash*	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	5,936	233,834	7,551	4,756	319,860	14,173
Dividends and interest	168,865	877,087	334,285	70,212	9,335,564	345,156
Investments sold	1,038,477	487,204	1,250,512	599,144	–	–
Investments sold on an extented settlement basis	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–
Securites lending income	47,244	186,655	7,449	8,797	17,869	2,636
Prepaid expenses and other assets	23,728	37,249	14,093	9,663	232,246	10,404
Due from investment adviser for expense reimbursements/fee waivers	25,332	–	–	2,484	–	10,063
Variation margin on futures contracts	–	–	–	–	19,800	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	329,966,240	1,266,849,654	289,775,922	114,639,310	4,551,834,659	112,071,106

LIABILITIES:
Payable for:
Fund shares reacquired	196,124	78,098	66,073	10,251	1,513,005	46,469
Investments purchased	786,866	188,621	644,356	1,279,918	–	249,445
Investments purchased on an extented settlement basis	–	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	237,604	299,473	182,075	77,974	935,667	73,374
Administrative service fee	18,026	69,392	16,387	6,192	258,458	6,349
Transfer agent fees and expenses	96	509	191	96	568	223
Directors’ fees and expenses	16,640	31,553	6,312	2,845	154,132	3,817
Other accrued expenses	81,323	204,523	49,390	55,855	393,295	55,342
Variation margin on futures contracts	–	106,200	–	–	–	–
Collateral upon return of securities loaned	17,911,698	68,662,044	6,202,571	5,816,777	6,245,646	1,303,568
Due to custodian	13,634	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	19,262,011	69,640,413	7,167,355	7,249,908	9,500,771	1,738,587

NET ASSETS	$310,704,229	$1,197,209,241	$282,608,567	$107,389,402	$4,542,333,888	$110,332,519

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$268,152	$591,901	$214,531	$89,939	$1,245,604	$66,399
Additional paid-in capital	230,473,038	829,935,484	229,210,003	88,343,365	2,131,197,643	103,862,128
Accumulated undistributed net investment income (loss)	728,259	11,486,222	3,894,387	(8,016)	76,001,307	1,699,604
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	48,732,657	65,561,652	21,964,587	3,939,418	128,516,254	(22,153,723)
Unrealized appreciation (depreciation) on investments	30,502,123	290,766,126	27,325,059	15,024,696	2,203,718,782	26,858,587
Unrealized appreciation (depreciation) on futures contracts, written options contracts, and swap contracts	–	(1,132,144)	–	–	1,654,298	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(476)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$310,704,229	$1,197,209,241	$282,608,567	$107,389,402	$4,542,333,888	$110,332,519

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$26,815,178	$59,190,051	$21,453,064	$8,993,851	$124,560,429	$6,639,882
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.59	$20.23	$13.17	$11.94	$36.47	$16.62

*Cost
Investment securities (unaffiliated)	$290,150,535	$891,523,503	$260,836,761	$98,919,558	$2,298,240,437	$83,975,530

Investment securities (affiliated)	$–	$–	$–	$–	$6,809,253	$–

Foreign cash	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$66,757,703	$188,198,549	$60,596,267	$23,366,107	$111,632,356	$7,883,253

See Notes To Financial Statements

236

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2017

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,576,268	$5,296,443	$1,357,596	$23,282	$4,644,910	$21,204,342	$–
Dividends (affiliated)	–	–	–	–	–	–	3,191,572
Securities lending income	55,007	241,994	7,246	14,140	26,722	146,525	–
Interest (unaffiliated)	1,925,675	16,225	236	5,282,682	996	8,374	794,316

Total investment income*	3,556,950	5,554,662	1,365,078	5,320,104	4,672,628	21,359,241	3,985,888

EXPENSES:
Investment advisory and management fees	807,170	4,547,536	395,623	1,073,126	1,880,669	5,183,935	616,471
Administrative service fee	108,968	420,432	38,149	144,872	158,681	489,520	31,402
Transfer agent fees and expenses	1,120	2,987	1,493	2,613	1,120	2,683	746
Custodian fees	88,016	32,637	18,972	44,296	25,239	36,649	23,623
Reports to shareholders	21,237	82,248	7,589	26,691	31,119	145,525	38,716
Audit and tax fees	46,145	34,299	34,220	46,390	34,308	34,305	29,964
Legal fees	14,402	23,591	11,970	14,361	14,183	27,215	12,613
Directors’ fees and expenses	8,787	33,493	3,045	11,785	12,607	38,197	13,445
Interest expense	–	103	216	54	–	1,250	63
License fee	610	610	610	610	610	610	610
Other expenses	27,946	25,562	9,030	12,231	11,923	26,461	10,724

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,124,401	5,203,498	520,917	1,377,029	2,170,459	5,986,350	778,377

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(40,518)	–	(289,791)	(39,593)	(4,000)
Fees paid indirectly (Note 7)	(5,330)	(4,032)	(2,828)	–	(189)	–	–

Net expenses	1,119,071	5,199,466	477,571	1,377,029	1,880,479	5,946,757	774,377

Net investment income (loss)	2,437,879	355,196	887,507	3,943,075	2,792,149	15,412,484	3,211,511

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	7,273,004	49,329,686	3,940,610	928,673	21,356,252	34,298,030	(7,514,779)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	245,270
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	6,780,004
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	3,661,773	–	–	–	34,459	–	8,558,280
Net realized foreign exchange gain (loss) on other assets and liabilities	(17,989)	(211)	–	–	(45)	3,320	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	10,916,788	49,329,475	3,940,610	928,673	21,390,666	34,301,350	8,068,775

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	1,395,947	84,131,256	4,178,983	(1,108,002)	13,677,096	58,647,210	(1,097,554)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	16,163,524
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(1,790,119)	–	–	–	(34,619)	–	1,696,659
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	23,759	34	–	–	–	3,813	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(370,413)	84,131,290	4,178,983	(1,108,002)	13,642,477	58,651,023	16,762,629

Net realized and unrealized gain (loss) on investments and foreign currencies	10,546,375	133,460,765	8,119,593	(179,329)	35,033,143	92,952,373	24,831,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,984,254	$133,815,961	$9,007,100	$3,763,746	$37,825,292	$108,364,857	$28,042,915

* Net of foreign withholding taxes on interest and dividends of	$28,016	$7,027	$7,823	$102	$31,458	$193,157	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

237

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2017 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$18,136,371	$23,161,669	$13,237,449	$8,450,075	$6,487,604	$–	$–
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	155,223	571,848	66,560	45,429	129,693	–	1,441
Interest (unaffiliated)	2,685	83,447	6,181	44,996	8,280,790	1,805,095	3,879,986

Total investment income*	18,294,279	23,816,964	13,310,190	8,540,500	14,898,087	1,805,095	3,881,427

EXPENSES:
Investment advisory and management fees	5,024,227	5,657,069	3,350,808	2,039,248	2,073,125	1,374,932	748,221
Administrative service fee	442,004	565,936	311,346	275,299	279,872	232,020	101,010
Transfer agent fees and expenses	3,393	2,986	2,613	2,241	1,120	4,480	3,360
Custodian fees	437,737	187,047	65,079	50,736	179,049	10,681	17,945
Reports to shareholders	92,927	113,597	62,085	55,789	53,730	58,609	19,634
Audit and tax fees	50,776	44,979	37,984	47,121	47,421	39,900	39,513
Legal fees	48,296	36,971	27,024	19,795	25,809	62,287	12,953
Directors’ fees and expenses	34,668	44,617	25,701	21,884	22,443	19,120	8,322
Interest expense	11,136	57	6	–	–	–	–
License fee	610	610	610	610	610	610	610
Other expenses	27,580	28,847	26,989	30,992	33,995	12,326	8,382

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,173,354	6,682,716	3,910,245	2,543,715	2,717,174	1,814,965	959,950

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	–	(278,446)	–
Fees paid indirectly (Note 7)	(10,751)	(10,195)	(9,876)	–	(1,391)	–	–

Net expenses	6,162,603	6,672,521	3,900,369	2,543,715	2,715,783	1,536,519	959,950

Net investment income (loss)	12,131,676	17,144,443	9,409,821	5,996,785	12,182,304	268,576	2,921,477

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	15,890,299	8,499,628	6,400,956	(2,357,284)	(5,003,437)	1,733	(149,273)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	1,030,780	–	–	4,161,211	(127,013)	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(336,394)	(119,609)	16,553	(10,733)	(98,848)	–	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	16,584,685	8,380,019	6,417,509	1,793,194	(5,229,298)	1,733	(149,273)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	141,787,713	144,335,491	1,521,799	49,714,983	49,237,575	–	(2,521,467)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	–	63,867	(1,478,765)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	56,636	20,027	1,604	69,640	(277,000)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(1,585,982)	(119,882)	–	–	(94,847)	–	–

Net unrealized gain (loss) on investments and foreign currencies	140,258,367	144,235,636	1,523,403	49,848,490	47,386,963	–	(2,521,467)

Net realized and unrealized gain (loss) on investments and foreign currencies	156,843,052	152,615,655	7,940,912	51,641,684	42,157,665	1,733	(2,670,740)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,974,728	$169,760,098	$17,350,733	$57,638,469	$54,339,969	$270,309	$250,737

* Net of foreign withholding taxes on interest and dividends of	$2,375,913	$2,319,552	$765,771	$456,994	$852,123	$–	$–

** Net of foreign withholding taxes on capital gains of	$36,366	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

238

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2017 — (continued)

	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$12,963,938	$2,139,520	$5,774,985	$310,866	$29,237,184	$–	$9,325,241
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	402,979	4,834	482,655	13,555	395,602	4,102	148,681
Interest (unaffiliated)	638	719	39,324	14,559,015	82,884	5,574,722	4,243

Total investment income*	13,367,555	2,145,073	6,296,964	14,883,436	29,715,670	5,578,824	9,478,165

EXPENSES:
Investment advisory and management fees	6,391,952	856,478	7,208,622	2,410,018	2,931,059	1,047,932	4,068,516
Administrative service fee	613,742	77,083	494,428	344,999	656,797	141,471	295,806
Transfer agent fees and expenses	1,867	2,240	1,494	2,613	4,832	2,616	2,613
Custodian fees	105,402	19,939	47,488	28,455	126,132	39,625	209,748
Reports to shareholders	118,214	15,076	98,539	65,292	126,890	30,866	58,043
Audit and tax fees	34,814	35,930	35,769	41,753	58,729	30,779	44,776
Legal fees	44,131	12,431	35,132	20,645	43,006	14,581	48,508
Directors’ fees and expenses	48,775	6,131	40,496	26,794	51,819	11,632	24,088
Interest expense	180	–	211	–	6,088	173	9,864
License fee	610	610	610	610	194,606	610	610
Other expenses	41,889	8,920	31,806	14,560	43,662	11,715	48,541

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	7,401,576	1,034,838	7,994,595	2,955,739	4,243,620	1,332,000	4,811,113

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(454,624)	(64,163)	(153,058)	–	–	–	(384,978)
Fees paid indirectly (Note 7)	–	(732)	(6,132)	–	–	–	(411)

Net expenses	6,946,952	969,943	7,835,405	2,955,739	4,243,620	1,332,000	4,425,724

Net investment income (loss)	6,420,603	1,175,130	(1,538,441)	11,927,697	25,472,050	4,246,824	5,052,441

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	51,487,192	4,958,733	88,620,842	1,750,155	5,408,253	(2,217,142)	14,910,329
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	145,091	178,460	720,102	–	6,633,247	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	240,039	(11)	11,794	84,973	(345,322)	(119,725)	(92,828)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	51,872,322	5,137,182	89,352,738	1,835,128	11,696,178	(2,336,867)	14,817,501

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	115,584,705	11,827,237	(25,802,396)	3,879,346	111,098,946	1,013,836	33,691,927
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	(20,678)	72,656	–	3,242,710	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(95,144)	–	2,518	2,709	199,556	31,625	24,797
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(17,363)	–	51,529	–	–	–	(48,637)

Net unrealized gain (loss) on investments and foreign currencies	115,472,198	11,806,559	(25,675,693)	3,882,055	114,541,212	1,045,461	33,668,087

Net realized and unrealized gain (loss) on investments and foreign currencies	167,344,520	16,943,741	63,677,045	5,717,183	126,237,390	(1,291,406)	48,485,588

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$173,765,123	$18,118,871	$62,138,604	$17,644,880	$151,709,440	$2,955,418	$53,538,029

* Net of foreign withholding taxes on interest and dividends of	$205,608	$616	$81,768	$377	$2,563,829	$–	$917,678

** Net of foreign withholding taxes on capital gains of	$7,185	$–	$77,920	$–	$(139)	$–	$(4,804)

See Notes to Financial Statements

239

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2017 — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,959,274	$5,857,827	$46,068,619	$2,256,648	$3,958,248	$8,451,353	$584,646
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	9,090	54,545	1,335,513	73,126	110,266	521,439	120,244
Interest (unaffiliated)	1,350	6,379	608,585	6,809	7,560	150,682	681

Total investment income*	2,969,714	5,918,751	48,012,717	2,336,583	4,076,074	9,123,474	705,571

EXPENSES:
Investment advisory and management fees	1,112,254	2,515,283	8,416,385	1,733,575	1,338,002	8,649,123	907,855
Administrative service fee	107,253	265,284	2,166,581	167,223	228,790	666,989	72,094
Transfer agent fees and expenses	1,493	1,867	6,796	2,613	4,681	4,854	1,120
Custodian fees	13,676	25,457	96,129	17,457	14,527	112,290	18,101
Reports to shareholders	20,604	51,305	441,556	35,157	45,583	133,881	17,286
Audit and tax fees	34,251	34,243	35,992	34,374	35,763	35,627	34,581
Legal fees	13,681	18,439	93,871	16,592	16,585	46,536	15,695
Directors’ fees and expenses	8,532	21,207	170,779	13,332	17,981	52,643	5,749
Interest expense	–	–	–	813	484	81	421
License fee	610	610	32,098	610	135,579	610	610
Other expenses	13,485	15,178	86,254	15,334	11,323	58,436	11,727

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,325,839	2,948,873	11,546,441	2,037,080	1,849,298	9,761,070	1,085,239

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	(52,874)	–	(27,854)
Fees paid indirectly (Note 7)	(10,705)	(14,972)	–	(8,206)	–	(73,231)	(984)

Net expenses	1,315,134	2,933,901	11,546,441	2,028,874	1,796,424	9,687,839	1,056,401

Net investment income (loss)	1,654,580	2,984,850	36,466,276	307,709	2,279,650	(564,365)	(350,830)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	11,527,107	21,451,128	195,983,477	17,352,329	16,576,065	125,451,414	10,769,588
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	–	–	36,707,557	–	2,362,409	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	65	1,718	–	(567)	–	(61,045)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	11,527,172	21,452,846	232,691,034	17,351,762	18,938,474	125,390,369	10,769,588

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	9,292,977	36,138,610	235,381,345	24,394,581	65,357,128	154,236,117	14,511,833
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	(9,121,964)	–	908,828	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	2,087	–	1,630	–	110,081	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	9,292,977	36,140,697	226,259,381	24,396,211	66,265,956	154,346,198	14,511,833

Net realized and unrealized gain (loss) on investments and foreign currencies	20,820,149	57,593,543	458,950,415	41,747,973	85,204,430	279,736,567	25,281,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,474,729	$60,578,393	$495,416,691	$42,055,682	$87,484,080	$279,172,202	$24,930,591

* Net of foreign withholding taxes on interest and dividends of	$5,594	$111,034	$–	$26,622	$–	$194,789	$5,796

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

240

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2017 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,314,844	$13,686,154	$6,197,374	$646,511	$88,099,467	$2,620,649
Dividends (affiliated)	–	–	–	–	295,589	–
Securities lending income	403,956	2,381,572	104,577	117,417	634,319	14,963
Interest (unaffiliated)	9,759	298,791	6,687	4,239	271,968	305

Total investment income*	3,728,559	16,366,517	6,308,638	768,167	89,301,343	2,635,917

EXPENSES:
Investment advisory and management fees	2,759,263	3,279,462	2,025,087	888,224	10,529,184	858,630
Administrative service fee	209,192	750,455	182,258	70,535	2,878,600	74,305
Transfer agent fees and expenses	1,120	5,969	2,240	1,120	7,410	2,613
Custodian fees	51,540	67,016	13,627	17,573	124,784	16,986
Reports to shareholders	42,376	154,860	37,817	13,985	576,000	14,745
Audit and tax fees	35,152	37,463	34,758	34,440	35,957	34,253
Legal fees	18,377	31,597	15,193	11,878	95,998	12,869
Directors’ fees and expenses	16,651	58,887	14,367	5,672	228,243	5,934
Interest expense	518	–	–	–	6,682	–
License fee	610	88,943	610	610	42,646	610
Other expenses	27,667	35,465	16,594	11,384	109,775	9,491

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,162,466	4,510,117	2,342,551	1,055,421	14,635,279	1,030,436

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(280,272)	–	–	(10,452)	–	(94,749)
Fees paid indirectly (Note 7)	(13,273)	–	(17,295)	(827)	–	(58)

Net expenses	2,868,921	4,510,117	2,325,256	1,044,142	14,635,279	935,629

Net investment income (loss)	859,638	11,856,400	3,983,382	(275,975)	74,666,064	1,700,288

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	50,585,621	52,186,416	28,006,395	7,107,906	169,185,449	6,450,208
Net realized gain (loss) on investments (affiliated)	–	–	–	–	1,528,052	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	–	20,534,375	–	–	10,714,627	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(39)	–	–	–	–	1,217
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	50,585,582	72,720,791	28,006,395	7,107,906	181,428,128	6,451,425

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(9,366,295)	116,862,880	10,166,719	4,818,492	417,183,628	5,476,143
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	(271,241)	–
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	(3,214,315)	–	–	270,366	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	15	–	–	–	–	1,487
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(9,366,280)	113,648,565	10,166,719	4,818,492	417,182,753	5,477,630

Net realized and unrealized gain (loss) on investments and foreign currencies	41,219,302	186,369,356	38,173,114	11,926,398	598,610,881	11,929,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,078,940	$198,225,756	$42,156,496	$11,650,423	$673,276,945	$13,629,343

* Net of foreign withholding taxes on interest and dividends of	$8,895	$2,108	$7,534	$–	$–	$23,455

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes To Financial Statements

241

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,437,879	$3,332,304	$355,196	$(568,153)	$887,507	$839,290	$3,943,075	$4,276,418
Net realized gain (loss) on investments and foreign currencies	10,916,788	(3,653,967)	49,329,475	56,050,866	3,940,610	1,763,638	928,673	508,859
Net unrealized gain (loss) on investments and foreign currencies	(370,413)	(3,764,883)	84,131,290	(54,402,474)	4,178,983	(5,205,749)	(1,108,002)	1,062,222

Net increase (decrease) in net assets resulting from operations	12,984,254	(4,086,546)	133,815,961	1,080,239	9,007,100	(2,602,821)	3,763,746	5,847,499

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,749,061)	(3,316,726)	–	–	(839,373)	(788,432)	(4,826,517)	(4,434,100)
Net realized gain on securities	–	(18,272,933)	(61,428,180)	(77,865,970)	(1,743,826)	(3,612,115)	(235,095)	(480,281)

Total distributions to shareholders	(3,749,061)	(21,589,659)	(61,428,180)	(77,865,970)	(2,583,199)	(4,400,547)	(5,061,612)	(4,914,381)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(11,826,251)	10,908,583	(8,798,151)	39,893,782	(7,414,245)	1,714,029	299,597	(20,914,178)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,591,058)	(14,767,622)	63,589,630	(36,891,949)	(990,344)	(5,289,339)	(998,269)	(19,981,060)
NET ASSETS:
Beginning of period	164,358,498	179,126,120	615,926,646	652,818,595	57,329,684	62,619,023	236,061,506	256,042,566

End of period†	$161,767,440	$164,358,498	$679,516,276	$615,926,646	$56,339,340	$57,329,684	$235,063,237	$236,061,506

† Includes accumulated undistributed net investment income (loss)	$2,551,254	$3,417,271	$457,600	$(74,993)	$981,605	$838,938	$4,868,838	$4,811,870

See Notes to Financial Statements

242

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,792,149	$2,637,446	$15,412,484	$14,396,137	$3,211,511	$3,828,089	$12,131,676	$10,972,108
Net realized gain (loss) on investments and foreign currencies	21,390,666	8,311,175	34,301,350	56,509,172	8,068,775	1,294,507	16,584,685	(76,350,367)
Net unrealized gain (loss) on investments and foreign currencies	13,642,477	(19,711,562)	58,651,023	(60,691,176)	16,762,629	(18,126,530)	140,258,367	(53,764,092)

Net increase (decrease) in net assets resulting from operations	37,825,292	(8,762,941)	108,364,857	10,214,133	28,042,915	(13,003,934)	168,974,728	(119,142,351)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,640,815)	(2,550,301)	(14,380,753)	(13,504,973)	(4,599,119)	(4,920,885)	(10,536,617)	(14,639,003)
Net realized gain on securities	(8,018,311)	–	(62,126,737)	(60,987,882)	(1,781,175)	(9,758,439)	–	–

Total distributions to shareholders	(10,659,126)	(2,550,301)	(76,507,490)	(74,492,855)	(6,380,294)	(14,679,324)	(10,536,617)	(14,639,003)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(15,156,317)	(25,004,782)	191,336,067	8,064,935	(21,478,836)	3,424,553	33,423,753	2,453,131

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,009,849	(36,318,024)	223,193,434	(56,213,787)	183,785	(24,258,705)	191,861,864	(131,328,223)
NET ASSETS:
Beginning of period	229,636,677	265,954,701	585,505,476	641,719,263	248,446,067	272,704,772	517,011,208	648,339,431

End of period†	$241,646,526	$229,636,677	$808,698,910	$585,505,476	$248,629,852	$248,446,067	$708,873,072	$517,011,208

† Includes accumulated undistributed net investment income (loss)	$2,754,271	$2,602,841	$15,394,858	$14,358,565	$3,177,521	$4,579,942	$11,292,948	$10,059,066

See Notes to Financial Statements

243

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,144,443	$16,569,928	$9,409,821	$10,856,477	$5,996,785	$6,148,576	$12,182,304	$10,317,975
Net realized gain (loss) on investments and foreign currencies	8,380,019	(19,640,468)	6,417,509	22,715,740	1,793,194	1,079,109	(5,229,298)	(1,162,934)
Net unrealized gain (loss) on investments and foreign currencies	144,235,636	(128,128,059)	1,523,403	(26,096,271)	49,848,490	(19,208,325)	47,386,963	(61,248,788)

Net increase (decrease) in net assets resulting from operations	169,760,098	(131,198,599)	17,350,733	7,475,946	57,638,469	(11,980,640)	54,339,969	(52,093,747)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,256,905)	(18,119,304)	(17,674,291)	(14,771,778)	(6,885,357)	(7,261,309)	(3,879,612)	(25,885,406)
Net realized gain on securities	–	–	(21,783,749)	(21,079,653)	–	–	(7,886,684)	(30,506,161)

Total distributions to shareholders	(16,256,905)	(18,119,304)	(39,458,040)	(35,851,431)	(6,885,357)	(7,261,309)	(11,766,296)	(56,391,567)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(96,331,571)	(22,652,529)	(81,469,700)	4,743,100	(11,302,466)	(26,886,623)	(55,183,593)	25,856,830

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,171,622	(171,970,432)	(103,577,007)	(23,632,385)	39,450,646	(46,128,572)	(12,609,920)	(82,628,484)
NET ASSETS:
Beginning of period	818,993,319	990,963,751	490,714,427	514,346,812	377,113,658	423,242,230	431,935,071	514,563,555

End of period†	$876,164,941	$818,993,319	$387,137,420	$490,714,427	$416,564,304	$377,113,658	$419,325,151	$431,935,071

† Includes accumulated undistributed net investment income (loss)	$16,165,501	$14,631,628	$7,775,776	$10,030,891	$5,587,557	$5,775,471	$(1,639,271)	$(7,892,909)

See Notes to Financial Statements

244

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET I FUND#		GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND
	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$268,576	$34,686	$2,921,477	$3,037,690	$6,420,603	$7,539,041	$1,175,130	$1,231,692
Net realized gain (loss) on investments and foreign currencies	1,733	518,669	(149,273)	269,066	51,872,322	51,431,663	5,137,182	2,957,412
Net unrealized gain (loss) on investments and foreign currencies	–	–	(2,521,467)	546,866	115,472,198	(68,255,282)	11,806,559	(4,481,299)

Net increase (decrease) in net assets resulting from operations	270,309	553,355	250,737	3,853,622	173,765,123	(9,284,578)	18,118,871	(292,195)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(268,820)	(34,686)	(3,446,180)	(3,707,716)	(7,513,594)	(5,936,828)	(1,374,711)	(1,404,133)
Net realized gain on securities	–	–	–	–	(63,915,770)	(146,980,763)	(3,584,783)	(5,193,963)

Total distributions to shareholders	(268,820)	(34,686)	(3,446,180)	(3,707,716)	(71,429,364)	(152,917,591)	(4,959,494)	(6,598,096)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,709,237)	(391,229)	(6,331,462)	(7,135,954)	(51,072,851)	84,212,243	(6,528,757)	(966,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,707,748)	127,440	(9,526,905)	(6,990,048)	51,262,908	(77,989,926)	6,630,620	(7,857,222)
NET ASSETS:
Beginning of period	343,490,275	343,362,835	154,986,677	161,976,725	949,997,772	1,027,987,698	113,884,827	121,742,049

End of period†	$330,782,527	$343,490,275	$145,459,772	$154,986,677	$1,001,260,680	$949,997,772	$120,515,447	$113,884,827

† Includes accumulated undistributed net investment income (loss)	$1,440	$1,129	$3,341,751	$3,433,111	$6,540,673	$7,198,302	$1,168,641	$1,226,533

# See Note 1

See Notes to Financial Statements

245

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	HEALTH SCIENCES FUND		INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND
	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,538,441)	$(3,479,711)	$11,927,697	$6,265,930	$25,472,050	$26,229,794	$4,246,824	$4,056,927
Net realized gain (loss) on investments and foreign currencies	89,352,738	84,294,970	1,835,128	(3,346,919)	11,696,178	(14,966,736)	(2,336,867)	(6,552,048)
Net unrealized gain (loss) on investments and foreign currencies	(25,675,693)	(209,688,106)	3,882,055	(3,392,263)	114,541,212	(124,417,813)	1,045,461	10,459,992

Net increase (decrease) in net assets resulting from operations	62,138,604	(128,872,847)	17,644,880	(473,252)	151,709,440	(113,154,755)	2,955,418	7,964,871

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(1,390,412)	(5,388,437)	(26,884,852)	(28,034,486)	–	(4,260,558)
Net realized gain on securities	(80,156,432)	(113,494,698)	(809,676)	(819,161)	–	–	–	(607,428)

Total distributions to shareholders	(80,156,432)	(113,494,698)	(2,200,088)	(6,207,598)	(26,884,852)	(28,034,486)	–	(4,867,986)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(87,745,879)	106,458,769	160,276,892	(24,966,556)	(22,338,993)	51,394,830	(18,265,364)	26,843,487

TOTAL INCREASE (DECREASE) IN NET ASSETS	(105,763,707)	(135,908,776)	175,721,684	(31,647,406)	102,485,595	(89,794,411)	(15,309,946)	29,940,372
NET ASSETS:
Beginning of period	803,402,384	939,311,160	455,830,059	487,477,465	991,379,512	1,081,173,923	201,252,635	171,312,263

End of period†	$697,638,677	$803,402,384	$631,551,743	$455,830,059	$1,093,865,107	$991,379,512	$185,942,689	$201,252,635

† Includes accumulated undistributed net investment income (loss)	$(1,025,460)	$(1,426,975)	$6,339,477	$1,095,770	$22,575,686	$24,062,375	$147,164	$(3,317,501)

See Notes to Financial Statements

246

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL GROWTH FUND		LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND
	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,052,441	$6,546,759	$1,654,580	$1,531,179	$2,984,850	$2,878,645	$36,466,276	$36,930,971
Net realized gain (loss) on investments and foreign currencies	14,817,501	(754,716)	11,527,172	11,087,871	21,452,846	12,792,272	232,691,034	270,677,163
Net unrealized gain (loss) on investments and foreign currencies	33,668,087	(60,955,791)	9,292,977	(10,161,625)	36,140,697	(9,768,133)	226,259,381	(348,656,772)

Net increase (decrease) in net assets resulting from operations	53,538,029	(55,163,748)	22,474,729	2,457,425	60,578,393	5,902,784	495,416,691	(41,048,638)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,105,866)	(7,078,883)	(1,531,285)	(5,425,443)	(2,819,369)	(3,397,224)	(40,127,114)	(36,978,417)
Net realized gain on securities	–	(39,002,240)	(11,933,336)	(28,528,928)	(12,909,541)	(17,555,254)	(274,781,465)	(282,160,765)

Total distributions to shareholders	(6,105,866)	(46,081,123)	(13,464,621)	(33,954,371)	(15,728,910)	(20,952,478)	(314,908,579)	(319,139,182)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(129,221,618)	869,559	(1,443,520)	15,356,069	(22,346,368)	(13,454,859)	232,753,026	4,021,324

TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,789,455)	(100,375,312)	7,566,588	(16,140,877)	22,503,115	(28,504,553)	413,261,138	(356,166,496)
NET ASSETS:
Beginning of period	521,011,747	621,387,059	164,060,334	180,201,211	393,062,791	421,567,344	2,979,477,270	3,335,643,766

End of period†	$439,222,292	$521,011,747	$171,626,922	$164,060,334	$415,565,906	$393,062,791	$3,392,738,408	$2,979,477,270

† Includes accumulated undistributed net investment income (loss)	$3,974,297	$4,400,874	$1,099,730	$(274,712)	$3,038,879	$2,871,680	$36,423,371	$36,892,520

See Notes to Financial Statements

247

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP STRATEGIC GROWTH FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$307,709	$23,229	$2,279,650	$2,548,526	$(564,365)	$(590,095)	$(350,830)	$(265,174)
Net realized gain (loss) on investments and foreign currencies	17,351,762	14,392,334	18,938,474	16,077,910	125,390,369	60,680,608	10,769,588	(2,544,425)
Net unrealized gain (loss) on investments and foreign currencies	24,396,211	(23,713,763)	66,265,956	(14,783,275)	154,346,198	(59,457,885)	14,511,833	(18,055,405)

Net increase (decrease) in net assets resulting from operations	42,055,682	(9,298,200)	87,484,080	3,843,161	279,172,202	632,628	24,930,591	(20,865,004)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(2,548,994)	(2,158,414)	–	–	–	–
Net realized gain on securities	(16,552,587)	(33,964,653)	(15,905,846)	(13,266,013)	(75,551,571)	(165,679,225)	(4,966,733)	(15,150,061)

Total distributions to shareholders	(16,552,587)	(33,964,653)	(18,454,840)	(15,424,427)	(75,551,571)	(165,679,225)	(4,966,733)	(15,150,061)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(13,951,366)	3,743,064	6,148,827	726,075	(4,217,806)	80,901,102	(10,112,494)	22,685,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,551,729	(39,519,789)	75,178,067	(10,855,191)	199,402,825	(84,145,495)	9,851,364	(13,329,083)
NET ASSETS:
Beginning of period	248,618,537	288,138,326	319,221,895	330,077,086	930,756,193	1,014,901,688	102,539,552	115,868,635

End of period†	$260,170,266	$248,618,537	$394,399,962	$319,221,895	$1,130,159,018	$930,756,193	$112,390,916	$102,539,552

† Includes accumulated undistributed net investment income (loss)	$300,630	$(3,551)	$2,273,689	$2,543,033	$(322,566)	$(207,692)	$(43,250)	$(104,409)

See Notes to Financial Statements

248

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$859,638	$930,626	$11,856,400	$12,746,955	$3,983,382	$2,863,523	$(275,975)	$(376,936)
Net realized gain (loss) on investments and foreign currencies	50,585,582	23,197,476	72,720,791	58,222,103	28,006,395	16,741,767	7,107,906	2,520,012
Net unrealized gain (loss) on investments and foreign currencies	(9,366,280)	(43,103,283)	113,648,565	(140,067,980)	10,166,719	(16,293,817)	4,818,492	(11,065,060)

Net increase (decrease) in net assets resulting from operations	42,078,940	(18,975,181)	198,225,756	(69,098,922)	42,156,496	3,311,473	11,650,423	(8,921,984)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(929,086)	(604,889)	(12,810,826)	(12,899,400)	(2,881,769)	(3,548,369)	–	–
Net realized gain on securities	(24,123,077)	(47,694,241)	(61,138,835)	(73,928,864)	(18,510,911)	(23,702,879)	(5,263,258)	(11,654,298)

Total distributions to shareholders	(25,052,163)	(48,299,130)	(73,949,661)	(86,828,264)	(21,392,680)	(27,251,248)	(5,263,258)	(11,654,298)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(7,056,638)	13,714,653	87,100,051	22,297,125	22,956,498	23,842,097	(9,227,703)	(964,280)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,970,139	(53,559,658)	211,376,146	(133,630,061)	43,720,314	(97,678)	(2,840,538)	(21,540,562)
NET ASSETS:
Beginning of period	300,734,090	354,293,748	985,833,095	1,119,463,156	238,888,253	238,985,931	110,229,940	131,770,502

End of period†	$310,704,229	$300,734,090	$1,197,209,241	$985,833,095	$282,608,567	$238,888,253	$107,389,402	$110,229,940

† Includes accumulated undistributed net investment income (loss)	$728,259	$750,499	$11,486,222	$12,141,600	$3,894,387	$2,671,311	$(8,016)	$(124,487)

See Notes to Financial Statements

249

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$74,666,064	$75,468,041	$1,700,288	$1,894,949
Net realized gain (loss) on investments and foreign currencies	181,428,128	207,998,040	6,451,425	7,029,115
Net unrealized gain (loss) on investments and foreign currencies	417,182,753	(238,452,959)	5,477,630	(11,239,026)

Net increase (decrease) in net assets resulting from operations	673,276,945	45,013,122	13,629,343	(2,314,962)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(67,280,698)	(101,986,259)	(1,894,530)	(1,593,878)
Net realized gain on securities	(197,356,088)	(298,270,428)	–	–

Total distributions to shareholders	(264,636,786)	(400,256,687)	(1,894,530)	(1,593,878)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	8,364,477	(39,052,760)	(9,538,316)	(4,830,144)

TOTAL INCREASE (DECREASE) IN NET ASSETS	417,004,636	(394,296,325)	2,196,497	(8,738,984)
NET ASSETS:
Beginning of period	4,125,329,252	4,519,625,577	108,136,022	116,875,006

End of period†	$4,542,333,888	$4,125,329,252	$110,332,519	$108,136,022

† Includes accumulated undistributed net investment income (loss)	$76,001,307	$54,877,464	$1,699,604	$1,892,629

See Notes to Financial Statements

250

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	Inflation Protected Fund
Blue Chip Growth Fund	International Equities Index Fund
Broad Cap Value Income Fund	International Government Bond Fund
Capital Conservation Fund	International Growth Fund
Core Equity Fund	Large Cap Core Fund
Dividend Value Fund	Large Capital Growth Fund
Dynamic Allocation Fund*	Mid Cap Index Fund
Emerging Economies Fund	Mid Cap Strategic Growth Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Money Market I Fund (formerly, Money Market I Fund)**	Small Cap Index Fund
Government Securities Fund	Small Cap Special Values Fund
Growth Fund	Small-Mid Growth Fund
Growth & Income Fund	Stock Index Fund
Health Sciences Fund	Value Fund

*	The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).
**	Effective September 28, 2016, the Money Market I Fund was converted into a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. In connection with this conversion, the name of Money Market I Fund was changed to Government Money Market I Fund.

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

251

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of May 31, 2017, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

252

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth & Income Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

253

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Transactions in options written during the year ended May 31, 2017 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2016	76,000	$672,494	849	$627,823
Options Written	1,139,000	10,253,096	158	92,279
Options terminated in closing purchase transactions	1,138,000	10,408,895
Options exercised	—	—	715	463,034
Options expired	—	—	292	257,068

Options Outstanding as of May 31, 2017	77,000	$516,695	—	$—

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

254

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables represent the value of derivatives held as of May 31, 2017, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2017, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)(8)	Swap Contracts(6)	Futures Contracts(1)(8)	Options Purchased(2)	Foreign Exchange Contracts(3)	Total
Asset Allocation	$—	$—	$39,577	$—	$—	$39,577
Dynamic Allocation	—	—	23,000	739,226	—	762,226
Global Social Awareness	—	—	4,460	—	—	4,460
Global Strategy	—	—	—	—	1,085,237	1,085,237
Growth	—	—	—	—	2,339	2,339
Growth & Income	—	—	100	—	—	100
International Equities Index	—	—	85,575	—	—	85,575
Mid Cap Index	—	—	—	—	—	—
Nasdaq-100 Index	—	—	4,225	—	—	4,225
Small Cap Index	—	—	—	—	—	—
Stock Index	—	—	19,800	—	—	19,800

	Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)(8)	Swap Contracts(7)	Futures Contracts(1)(8)	Options Written(4)	Foreign Exchange Contracts(5)	Total
Asset Allocation	$—	$—	$14,510	$—	$—	$14,510
Dynamic Allocation	—	—	—	373,447	—	373,447
Global Social Awareness	—	—	—	—	—	—
Global Strategy	—	1,478,765	—	—	2,845,427	4,324,192
Growth	—	—	—	—	62,471	62,471
Growth & Income	—	—	—	—	—	—
International Equities Index	—	—	—	—	—	—
Mid Cap Index	—	—	54,960	—	—	54,960
Nasdaq-100 Index	—	—	—	—	—	—
Small Cap Index	—	—	106,200	—	—	106,200
Stock Index	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Investments at value
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	Unrealized appreciation on swap contracts
(7)	Unrealized depreciation on swap contracts
(8)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Asset Allocation	$(107,909)
Dynamic Allocation	2,402,004
Global Social Awareness	447,684
Growth & Income	5,127
International Equities Index	4,433,413
Mid Cap Index	(1,062,161)

255

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Cumulative Unrealized Appreciation (Depreciation)
Nasdaq-100 Index	$1,155,993
Small Cap Index	(1,132,144)
Stock Index	1,654,298

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(1)	Futures Contracts(1)	Options*	Foreign Exchange Contracts(2)	Total
Asset Allocation	$489,971	$—	$3,171,802	$—	$—	$3,661,773
Core Equity	—	—	34,459	—	—	34,459
Dynamic Allocation	—	—	10,090,185	(9,452,107)	—	638,078
Emerging Economies	—	—	1,030,780	—	—	1,030,780
Global Social Awareness	—	—	4,161,211	—	—	4,161,211
Global Strategy	—	(127,013)	—	—	230,733	103,720
Growth	—	—	145,091	—	264,118	409,209
Growth & Income	—	—	178,460	—	—	178,460
Health Sciences	—	—	—	720,102	—	720,102
International Equities Index	—	—	6,633,247	—	—	6,633,247
Mid Cap Index	—	—	36,707,557	—	—	36,707,557
Nasdaq-100 Index	—	—	2,362,409	—	—	2,362,409
Small Cap Index	—	—	20,534,375	—	—	20,534,375
Stock Index	—	—	10,714,627	—	—	10,714,627

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(3)	Swap Contracts(3)	Futures Contracts(3)	Options*	Foreign Exchange Contracts(4)	Total
Asset Allocation	$16,566	$—	$(1,806,685)	$—	$—	$(1,790,119)
Core Equity	—	—	(34,619)	—	—	(34,619)
Dynamic Allocation	—	—	1,415,957	406,963	—	1,822,920
Emerging Economies	—	—	—	—	—	—
Global Social Awareness	—	—	63,867	—	—	63,867
Global Strategy	—	(1,478,765)	—	—	(351,319)	(1,830,084)
Growth	—	—	—	—	(104,178)	(104,178)
Growth & Income	—	—	(20,678)	—	—	(20,678)
Health Sciences	—	—	—	72,656	—	72,656
International Equities Index	—	—	3,242,710	—	—	3,242,710
Mid Cap Index	—	—	(9,121,964)	—	—	(9,121,964)
Nasdaq-100 Index	—	—	908,828	—	—	908,828
Small Cap Index	—	—	(3,214,315)	—	—	(3,214,315)
Stock Index	—	—	270,366	—	—	270,366

*	Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts		Equity Contracts
	Options Purchased(6)	Options Written(1)	Options Purchased(5)	Options Written(3)
Dynamic Allocation Fund	$(7,920,202)	$(1,531,905)	$126,261	$280,702
Health Sciences	—	720,102	—	72,656

256

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Net realized gain (loss) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the year ended May 31, 2017.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Interest Rate Swap Contracts(2)
Asset Allocation	$56,803,764	$—	$—	$—	$—
Core Equity	270,168	—	—	—	—
Dynamic Allocation	100,839,400	—	1,024,185	429,097	—
Emerging Economies	7,816,302	—	—	—	—
Global Social Awareness	32,009,777	—	—	—	—
Global Strategy	—	169,566,904	—	—	9,425,000
Growth	192,477	2,014,205	—	—	—
Growth & Income	1,115,415	—	—	—	—
Health Sciences	—	—	—	83,108	—
International Equities Index	50,207,632	—	—	—	—
Mid Cap Index	212,034,527	—	—	—	—
Nasdaq-100 Index	11,650,660	—	—	—	—
Small Cap Index	111,932,205	—	—	—	—
Stock Index	103,093,162	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of May 31, 2017. The repurchase agreements held by the Funds and the securities on loan as of May 31, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$153,606	$153,606	$—	$—	$77,599	$77,599	$76,007	$—	$76,007
Goldman Sachs International	—	—	201,607	201,607	—	—	101,849	101,849	99,758	—	99,758
Morgan Stanley and Co., Inc.	—	—	124,804	124,804	—	—	63,050	63,050	61,754	—	61,754
UBS AG	—	—	259,209	259,209	—	—	130,949	130,949	128,260	—	128,260

Total	$—	$—	$739,226	$739,226	$—	$—	$373,447	$373,447	$365,779	$—	$365,779

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$305,621	$—	$—	$305,621	$(305,621)	$—	$(305,621)
Barclays Bank PLC	—	—	—	—	125,129	—	—	125,129	(125,129)	—	(125,129)
Citibank N.A.	147,910	—	—	147,910	333,010	—	—	333,010	(185,100)	—	(185,100)

257

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy Fund (continued)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$215,290	$—	$—	$215,290	$490,860	$—	$—	$490,860	$(275,570)	$—	$(275,570)
Goldman Sachs International	—	—	—	—	82,760	—	—	82,760	(82,760)	—	(82,760)
HSBC Bank PLC	393,605	—	—	393,605	384,107	—	—	384,107	9,498	—	9,498
JPMorgan Chase Bank N.A.	328,432	—	—	328,432	687,578	1,478,765	—	2,166,343	(1,837,911)	—	(1,837,911)
Morgan Stanley and Co., Inc.	—	—	—	—	8,162	—	—	8,162	(8,162)	—	(8,162)
Standard Chartered Bank	—	—	—	—	280,287	—	—	280,287	(280,287)	—	(280,287)
UBS AG	—	—	—	—	147,913	—	—	147,913	(147,913)	—	(147,913)

Total	$1,085,237	$—	$—	$1,085,237	$2,845,427	$1,478,765	$—	$4,324,192	$(3,238,955)	$—	$(3,238,955)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Credit Suisse	$—	$—	$—	$—	$8,095	$—	$—	$8,095	$(8,095)	$—	$(8,095)
UBS AG	2,339	—	—	2,339	54,376	—	—	54,376	(52,037)	—	(52,037)

Total	$2,339	$—	$—	$2,339	$62,471	$—	$—	$62,471	$(60,132)	$—	$(60,132)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

258

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Mortgage-Backed Dollar Rolls: During the year ended May 31, 2017, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Capital Conservation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended May 31, 2017, the Asset Allocation and Capital Conservation Funds purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

259

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 — 2016 or expected to be taken in each Fund’s 2017 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

New Accounting Pronouncement

In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million

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NOTES TO FINANCIAL STATEMENTS — (continued)

Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund*	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund**	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion

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NOTES TO FINANCIAL STATEMENTS — (continued)

Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund***	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund†	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

*	Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Health Sciences Fund’s advisory fee in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million.
**	Pursuant to an Amended and Restated Advisory Fee Waiver Agreement effective September 1, 2016, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.89% of the average daily net assets on the first $250 million, 0.84% on the next $250 million, 0.79% on the next $500 million and 0.74% thereafter.
***	Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.68% of the average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter.
†	Effective June 1, 2016, VALIC voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

For the year ended May 31, 2017, the amount of investment advisory fees waived were $153,058, $226,023, $454,624 and $14,770 for the Health Sciences Fund, the International Growth Fund, the Growth Fund and the Dynamic Allocation Fund, respectively.

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the International Growth Fund, and a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)@—subadviser for the Emerging Economies Fund, Growth & Income Fund, Government Securities Fund and a portion of the Small Cap Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Global Social Awareness Fund, Government Money Market I Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

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NOTES TO FINANCIAL STATEMENTS — (continued)

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Limited—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Victory Capital Management, Inc. (“Victory”)—subadviser for the Small Cap Aggressive Growth Fund.

Wellington Management Company LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated—subadviser for the Small Cap Special Values Fund.

@	Effective March 7, 2017, J.P. Morgan Investment Management Inc. replaced Invesco Advisers, Inc. as a subadviser of a portion of the Small Cap Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2017. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. Prior to October 1, 2017, the contractual fee waivers and/or expense reimbursements may only be terminated by the Board, including a majority of the Directors who are not ”interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Government Money Market I	0.55%
Growth & Income	0.85%
International Growth	1.01%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small-Mid Growth	1.00%
Value	0.85%

For the year ended May 31, 2017, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$40,518
Core Equity	289,791
Dividend Value	39,593
Dynamic Allocation	3,886
Government Money Market I	40,209
Growth & Income	64,163
International Growth	158,955
Nasdaq-100® Index	52,874
Small Cap	280,272
Small Cap Aggressive Growth	27,854
Small-Mid Growth	10,452
Value	94,749

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2017, VALIC voluntarily waived $238,237 of expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended May 31, 2017, the amount recouped by VALIC for the Dynamic Allocation Fund was $14,656.

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VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

At May 31, 2017, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2018	May 31, 2019
Dynamic Allocation	$2,612	$3,887

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended May 31, 2017, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

@	The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended May 31, 2017, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different investment options that are specified in the plan as selected by the Directors. For the year ended May 31, 2017, certain Directors of VC I have deferred $34,200 of director compensation.

At May 31, 2017, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Asset Allocation	—%	—%	100.00%	—%	—%	—%	—%
Blue Chip Growth	0.00	—	93.32	1.41	2.31	0.28	2.68
Broad Cap Value Income	—	—	82.58	17.42	—	—	—
Capital Conservation	—	—	65.52	6.33	5.32	7.13	15.70
Core Equity	—	—	100.00	—	—	—	—
Dividend Value	—	—	92.27	1.22	2.37	0.98	3.16
Dynamic Allocation	0.62	—	99.38	—	—	—	—
Emerging Economies	0.01	0.00	99.53	0.46	—	—	—
Foreign Value	0.01	—	91.88	1.05	3.07	0.62	3.37
Global Real Estate	—	—	80.46	0.52	8.08	2.21	8.73
Global Social Awareness	0.22	—	99.78	—	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	5.78	0.00	94.22	—	—	—	—
Government Securities	0.92	—	73.53	5.48	7.38	2.90	9.79
Growth	—	—	98.92	1.08	—	—	—
Growth & Income	2.58	—	93.94	3.48	—	—	—
Health Sciences	0.01	—	99.99	—	—	—	—
Inflation Protected	—	—	74.27	0.47	7.01	5.78	12.47
International Equities Index	0.69	0.02	94.34	0.47	1.72	0.52	2.24
International Government Bond	—	—	86.93	0.58	3.67	4.00	4.82
International Growth	—	—	92.80	2.19	2.35	0.40	2.26
Large Cap Core	—	—	90.80	4.89	1.65	0.59	2.07

264

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Large Capital Growth	—%	—%	97.97%	2.03%	—%	—%	—%
Mid Cap Index	0.58	0.03	96.21	0.12	1.08	0.34	1.64
Mid Cap Strategic Growth	—	—	95.33	—	2.21	0.20	2.26
Nasdaq-100® Index	2.62	0.05	92.84	—	2.00	0.21	2.28
Science & Technology	0.36	0.00	98.25	—	0.57	0.07	0.75
Small Cap Aggressive Growth	—	—	100.00	—	—	—	—
Small Cap Fund	—	—	100.00	—	—	—	—
Small Cap Index	1.18	0.09	88.27	—	3.94	0.84	5.68
Small Cap Special Values	—	—	79.82	—	6.91	2.85	10.42
Small-Mid Growth	—	—	100.00	—	—	—	—
Stock Index	1.48	0.03	94.90	0.67	0.35	—	0.27
Value	—	—	82.63	8.93	3.36	0.84	4.24

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended May 31, 2017, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2016	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 05/31/2017
VALIC Co. I Blue Chip Growth Fund	$9,656,837	$—	$915,617	$990,829	$2,160,923	$251,654	$837,501	$9,575,898
VALIC Co. I Broad Cap Value Income Fund	10,198,859	153,063	317,994	547,408	2,120,654	382,401	809,848	9,817,862
VALIC Co. I Capital Conservation Fund	13,382,737	318,265	15,502	3,442,935	1,828,380	(30,355)	(80,176)	14,886,761
VALIC Co. I Dividend Value Fund	6,233,249	191,127	825,693	4,592,765	1,496,649	87,484	487,832	9,904,681
VALIC Co. I Emerging Economies Fund	4,863,913	46,438	—	269,546	2,678,199	(546,494)	1,323,547	3,232,313
VALIC Co. I Foreign Value Fund	10,283,647	172,543	—	241,360	2,904,590	(578,390)	2,161,759	9,203,786
VALIC Co. I Global Real Estate Fund	2,067,658	84,533	104,188	503,990	494,131	(36,089)	(40,884)	2,000,544
VALIC Co. I Government Securities Fund	8,089,267	186,379	—	1,553,812	1,484,620	(3,378)	(177,308)	7,977,773
VALIC Co. I Growth & Income Fund	4,148,954	49,503	129,086	209,129	638,262	147,359	330,956	4,198,136
VALIC Co. I Growth Fund	10,055,419	82,911	705,300	864,561	1,220,654	9,540	1,124,718	10,833,584
VALIC Co. I Inflation Protected Fund	2,057,368	5,149	2,998	1,124,534	279,745	(7,859)	76,274	2,970,572
VALIC Co. I International Equities Fund	4,998,586	132,530	—	170,704	610,327	(21,898)	622,840	5,159,905
VALIC Co. I International Government Bond Fund	2,150,796	—	—	14,153	1,108,517	(62,862)	84,717	1,078,287
VALIC Co. I International Growth Fund	9,917,764	134,167	—	602,983	1,904,590	(182,121)	1,167,974	9,602,010
VALIC Co. I Large Cap Core Fund	8,276,564	79,090	616,352	756,522	1,101,524	(216,410)	673,595	8,388,747
VALIC Co. I Large Capital Growth Fund	8,115,300	57,906	265,145	384,132	976,524	(141,142)	1,060,112	8,441,878
VALIC Co. I Mid Cap Index Fund	4,137,185	50,331	344,652	425,523	663,262	71,529	185,931	4,156,906
VALIC Co. I Stock Index Fund	30,341,539	486,557	1,427,229	2,142,837	5,161,964	767,649	2,186,578	30,276,639
VALIC Co. I Value Fund	10,310,155	170,693	—	247,042	1,820,654	462,853	653,584	9,852,980
VALIC Co. II Capital Appreciation Fund	6,059,909	34,338	642,307	1,823,594	792,125	193,215	(15,243)	7,269,350
VALIC Co. II Core Bond Fund	15,122,528	389,881	—	1,403,311	1,819,486	59,158	(52,240)	14,713,271
VALIC Co. II High Yield Bond Fund	2,973,093	137,968	—	160,872	366,196	(6,693)	197,151	2,958,227
VALIC Co. II Mid Cap Growth Fund	2,143,173	—	—	15,270	419,131	(109,201)	497,939	2,128,050
VALIC Co. II Mid Cap Value Fund	2,056,580	10,947	113,823	140,040	444,131	(78,120)	220,212	1,894,581
VALIC Co. II Small Cap Growth Fund	4,131,419	—	223,221	253,761	1,013,262	12,577	910,189	4,294,684
VALIC Co. II Small Cap Value Fund	4,359,202	32,457	130,897	193,895	1,588,262	(139,163)	696,733	3,522,405
VALIC Co. II Strategic Bond Fund	6,242,521	184,796	—	423,073	1,816,329	(39,974)	219,385	5,028,676

	$202,374,222	$3,191,572	$6,780,004	$23,498,581	$38,913,091	$245,270	$16,163,524	$203,368,506

265

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Stock Index Fund

Security	Value at 05/31/2016	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2017
American International Group, Inc.
Common Stock	$14,832,387	$295,589	$—	$—	$3,432,173	$1,528,052	$(271,241)	$12,657,025

During the year ended May 31, 2017, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Global Real Estate Fund	Growth Fund	Small-Mid Growth Fund
Goldman Sachs & Co.	$1	—	—
Nomura Securities	—	834	—
Wells Fargo Securities, LLC	—	—	622

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Government Money Market I Fund, VALIC made capital contributions to the Government Money Market I Fund in the amount of $0 and $509,189 for the periods ended May 31, 2017 and May 31, 2016, respectively.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2017 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$195,271,837	$174,884,982	$6,998,968	$29,693,985
Blue Chip Growth	170,761,862	243,816,841	—	—
Broad Cap Value Income	10,877,073	19,117,259	—	—
Capital Conservation	74,121,303	75,849,600	44,728,653	56,745,675
Core Equity	83,257,374	106,969,676	—	—
Dividend Value	403,234,380	290,046,847	—	—
Dynamic Allocation	13,527,005	38,913,091	19,333,188	24,080,870
Emerging Economies	476,419,290	441,601,007	—	—
Foreign Value	301,595,639	380,928,132	23,999,867	24,000,000
Global Real Estate	210,270,883	314,124,668	—	—
Global Social Awareness	84,431,483	97,582,719	—	—
Global Strategy	122,991,149	155,689,982	4,999,972	5,000,000
Government Securities	5,078,704	2,783,265	15,872,330	29,538,439
Growth	640,579,625	759,980,116	—	—
Growth & Income	38,391,670	47,610,409	—	—
Health Sciences	215,010,592	372,847,223	—	—
Inflation Protected	175,309,792	98,487,970	195,915,471	113,259,759
International Equities Index	102,431,751	125,462,752	—	—
International Government Bond	130,230,641	128,914,767	10,880,723	23,267,561
International Growth	167,421,801	298,752,137	—	—
Large Cap Core	83,592,518	101,487,152	—	—
Large Capital Growth	88,610,617	121,608,263	—	—
Mid Cap Index	439,524,227	410,461,101	—	—
Mid Cap Strategic Growth	93,988,602	122,817,367	—	—
Nasdaq-100® Index	14,274,874	33,860,883	—	—
Science & Technology	872,906,526	948,941,035	—	—
Small Cap Aggressive Growth	85,601,140	101,884,062	—	—
Small Cap	249,880,481	280,076,819	—	—
Small Cap Index	120,062,710	142,330,555	—	—
Small Cap Special Values	127,522,145	116,865,173	—	—
Small-Mid Growth	62,600,552	78,443,438	—	—
Stock Index	120,008,681	327,614,447	—	—
Value	16,515,383	24,717,138	—	—

266

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2017.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$159,080,299	$7,389,698	$(4,403,906)	$2,985,792
Blue Chip Growth	407,823,961	279,641,253	(7,657,549)	271,983,704
Broad Cap Value Income	43,507,602	14,793,324	(1,980,289)	12,813,035
Capital Conservation	250,240,247	3,749,770	(1,301,165)	2,448,605
Core Equity	192,342,194	55,100,426	(6,506,049)	48,594,377
Dividend Value	710,777,060	125,984,470	(20,059,414)	105,925,056
Dynamic Allocation	242,586,360	10,410,195	(3,426,244)	6,983,951
Emerging Economies	593,831,168	144,647,125	(20,890,551)	123,756,574
Foreign Value	859,137,187	125,301,217	(66,469,428)	58,831,789
Global Real Estate	383,370,328	29,141,651	(24,139,478)	5,002,173
Global Social Awareness	358,814,259	82,464,751	(25,441,339)	57,023,412
Global Strategy	385,496,585	60,215,539	(18,417,568)	41,797,971
Government Money Market I	329,462,855	—	—	—
Government Securities	143,350,770	3,230,907	(1,019,373)	2,211,534
Growth	834,433,088	188,470,567	(14,515,351)	173,955,216
Growth & Income	94,989,476	28,271,117	(2,762,525)	25,508,592
Health Sciences	625,667,090	146,039,098	(34,550,270)	111,488,828
Inflation Protected	619,327,641	18,430,203	(6,403,903)	12,026,300
International Equities Index	1,107,042,754	157,882,287	(113,076,529)	44,805,758
International Government Bond*	183,811,862	5,006,479	(3,871,795)	1,134,684
International Growth	378,974,013	83,829,384	(13,865,628)	69,963,756
Large Cap Core	141,912,732	31,953,954	(3,348,742)	28,605,212
Large Capital Growth	329,637,462	95,666,259	(5,529,889)	90,136,370
Mid Cap Index	2,631,583,982	1,064,955,586	(200,159,623)	864,795,963
Mid Cap Strategic Growth	215,599,187	51,805,673	(4,174,988)	47,630,685
Nasdaq-100® Index	192,258,501	207,421,661	(4,231,982)	203,189,679
Science & Technology	919,577,423	255,872,286	(20,567,586)	235,304,700
Small Cap Aggressive Growth	100,319,839	20,945,329	(4,298,626)	16,646,703
Small Cap	298,573,337	48,022,283	(17,938,962)	30,083,321
Small Cap Index	976,947,733	397,262,918	(109,754,022)	287,508,896
Small Cap Special Values	262,786,003	42,800,131	(17,424,314)	25,375,817
Small-Mid Growth	99,125,163	17,600,620	(2,781,529)	14,819,091
Stock Index	2,381,706,714	2,271,805,344	(111,603,586)	2,160,201,758
Value	85,010,896	31,394,217	(4,716,996)	26,677,221

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2016.

The tax basis distributable earnings at May 31, 2017 and the tax character of distributions paid during the year ended May 31, 2017 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2017
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$5,200,952	$4,139,748	$3,352,638	$3,749,061	$—
Blue Chip Growth	464,379	44,264,812	271,983,673	—	61,428,180
Broad Cap Value Income	1,311,931	3,587,503	12,813,035	874,094	1,709,105
Capital Conservation	5,533,689	—	2,448,606	4,839,811	221,801
Core Equity	2,805,519	18,933,095	48,594,377	2,640,815	8,018,311

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2017
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Dividend Value	$17,733,293	$27,534,288	$105,928,870	$14,380,753	$62,126,737
Dynamic Allocation	6,981,384	5,873,893	7,127,198	4,599,119	1,781,175
Emerging Economies	12,115,508	(172,299,808)	122,165,174	10,536,617	—
Foreign Value	17,026,333	(37,226,393)	58,612,164	16,256,905	—
Global Real Estate	16,353,390	2,229,561	4,993,013	17,674,291	21,783,749
Global Social Awareness	7,069,521	(37,337,797)	57,027,011	6,885,357	—
Global Strategy	38,334	5,241,605	40,220,815	3,949,653	7,816,643
Government Money Market I	12,915	5	—	268,820	—
Government Securities	3,355,071	(2,214,266)	2,211,534	3,446,180	—
Growth	16,825,051	32,227,389	173,934,033	7,513,594	63,915,770
Growth & Income	1,458,895	4,140,612	25,508,592	1,374,711	3,584,783
Health Sciences	—	88,495,403	111,489,409	10,754,522	69,401,910
Inflation Protected	12,914,381	4,308,281	12,028,644	1,518,378	681,710
International Equities Index	26,719,071	(127,891,228)	44,784,067	26,884,852	—
International Government Bond*	—	(660,801)	8,508,151	—	—
International Growth	5,686,801	6,729,054	69,835,766	6,105,866	—
Large Cap Core	1,779,731	8,879,021	28,605,212	1,531,285	11,933,336
Large Capital Growth	4,066,557	20,050,151	90,135,882	2,819,369	12,909,541
Mid Cap Index	47,986,438	203,935,604	864,795,962	40,127,114	274,781,465
Mid Cap Strategic Growth	2,479,175	10,687,059	47,631,444	—	16,552,587
Nasdaq-100® Index	2,953,557	19,144,321	203,189,679	2,785,946	15,668,894
Science & Technology	48,763,832	63,121,184	235,336,990	—	75,551,571
Small Cap Aggressive Growth	—	3,794,440	16,646,703	—	4,966,733
Small Cap	8,155,637	41,766,359	30,083,306	1,169,737	23,882,426
Small Cap Index	15,724,664	63,465,241	287,508,896	13,971,762	59,977,899
Small Cap Special Values	7,353,760	20,457,809	25,375,817	2,881,769	18,510,911
Small-Mid Growth	—	4,235,032	14,819,091	—	5,263,258
Stock Index	83,554,506	167,497,292	2,160,201,758	68,427,662	196,209,124
Value	1,701,685	(21,972,354)	26,676,745	1,894,530	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2016.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$5,354,758	$16,234,901
Blue Chip Growth	4,362,148	73,503,822
Broad Cap Value Income	885,359	3,515,188
Capital Conservation	4,914,381	—
Core Equity	2,550,301	—
Dividend Value	13,504,973	60,987,882
Dynamic Allocation	5,109,861	9,569,463
Emerging Economies	14,639,003	—
Foreign Value	18,119,304	—
Global Real Estate	14,771,778	21,079,653
Global Social Awareness	7,261,309	—
Global Strategy	29,909,199	26,482,368
Government Money Market I	34,686	—
Government Securities	3,707,716	—
Growth	36,277,214	116,640,377
Growth & Income	2,597,152	4,000,944
Health Sciences	21,777,541	91,717,157
Inflation Protected	6,013,213	194,385

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
International Equities Index	$28,034,486	$—
International Government Bond	4,865,837	2,149
International Growth	7,078,883	39,002,240
Large Cap Core	8,019,493	25,934,878
Large Capital Growth	4,596,243	16,356,235
Mid Cap Index	41,789,679	277,349,503
Mid Cap Strategic Growth	245,031	33,719,622
Nasdaq-100® Index	2,781,422	12,643,005
Science & Technology	33,822,432	131,856,793
Small Cap Aggressive Growth	1,158,205	13,991,856
Small Cap	1,585,496	46,713,634
Small Cap Index	16,016,490	70,811,774
Small Cap Special Values	5,926,906	21,324,342
Small-Mid Growth	4,280,042	7,374,256
Stock Index	105,940,512	294,316,175
Value	1,593,878	—

As of May 31, 2017, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward	Unlimited
Fund	2018	ST	LT
Asset Allocation	$—	$—	$—
Blue Chip Growth	—	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	—	—
Core Equity	—	—	—
Dividend Value	—	—	—
Dynamic Allocation	—	—	—
Emerging Economies	71,874,688	81,195,811	19,229,309
Foreign Value	18,699,216	—	18,527,177
Global Real Estate	—	—	—
Global Social Awareness	37,337,797	—	—
Global Strategy	—	—	—
Government Money Market I	—	—	—
Government Securities	—	968,875	1,245,391
Growth	—	—	—
Growth & Income	—	—	—
Health Sciences	—	—	—
Inflation Protected	—	—	—
International Equities Index	124,862,188	1,242,831	1,786,209
International Government Bond*	—	—	660,801
International Growth	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	—	—	—
Nasdaq-100® Index	—	—	—
Science & Technology	—	—	—
Small Cap Aggressive Growth	—	—	—
Small Cap	—	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	—	—	—
Stock Index	—	—	—
Value	21,972,354	—	—

*	The capital loss carryforward is for the tax period ended September 30, 2016.

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized or expired capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Asset Allocation	$475,130	$—
Blue Chip Growth	—	—
Broad Cap Value Income	—	—
Capital Conservation	—	—
Core Equity	—	—
Dividend Value	—	—
Dynamic Allocation	—	—
Emerging Economies	—	26,872,567
Foreign Value	—	—
Global Real Estate	—	—
Global Social Awareness	1,217,993	—
Global Strategy	—	—
Government Money Market I	—	—
Government Securities	64,327	—
Growth	—	—
Growth & Income	—	—
Health Sciences	—	—
Inflation Protected	—	—
International Equities Index	532,781	—
International Government Bond	—	—
International Growth	977,921	—
Large Cap Core	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	6,421,643	—

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended May 31, 2017, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	—	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	628,373	310,575
Core Equity	115	—	—
Dividend Value	—	—	—
Dynamic Allocation	—	—	—
Emerging Economies	110,661	—	—

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Foreign Value	$—	$—	$690,050
Global Real Estate	—	1,065,769	3,762,536
Global Social Awareness	—	—	—
Global Strategy	2,273,712	135,978	—
Government Money Market I	—	—	—
Government Securities	—	202,134	323,655
Growth	54,404	—	—
Growth & Income	—	—	—
Health Sciences	565,624	—	—
Inflation Protected	5,275,321	—	—
International Equities Index	—	—	—
International Government Bond	2,283,463	(523,447)	995,383
International Growth	—	1,905,873	—
Large Cap Core	99	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	—	—	—
Nasdaq-100® Index	—	—	—
Science & Technology	296,206	—	—
Small Cap Aggressive Growth	42,055	—	—
Small Cap	65	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	96,409	—	—
Stock Index	—	—	—
Value	—	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2016.

For the period ended May 31, 2017, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, corporate actions, disposition of passive foreign investment companies securities, partnerships, dividend redesignation, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$445,165	$(445,165)	$—
Blue Chip Growth	177,397	(177,397)	—
Broad Cap Value Income	94,533	(94,533)	—
Capital Conservation	940,410	(940,410)	—
Core Equity	96	(96)	—
Dividend Value	4,562	(4,562)	—
Dynamic Allocation	(14,813)	14,813	—
Emerging Economies	(361,177)	27,233,744	(26,872,567)
Foreign Value	646,335	(646,335)	—
Global Real Estate	6,009,355	(6,009,355)	—
Global Social Awareness	700,658	(700,658)	—
Global Strategy	(2,049,054)	10,343,710	(8,294,656)
Government Money Market I	555	(555)	—
Government Securities	433,343	(433,343)	—
Growth	435,362	(435,362)	—
Growth & Income	141,689	(141,689)	—
Health Sciences	1,939,956	(1,548,465)	(391,491)
Inflation Protected	(5,293,578)	5,293,578	—
International Equities Index	(73,887)	73,887	—
International Government Bond*	(782,159)	3,152,165	(2,370,006)
International Growth	626,848	(626,848)	—

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Large Cap Core	$1,251,147	$(1,251,147)	$—
Large Capital Growth	1,718	(1,718)	—
Mid Cap Index	3,191,689	(3,191,689)	—
Mid Cap Strategic Growth	(3,528)	3,528	—
Nasdaq-100® Index	—	—	—
Science & Technology	449,491	(408,007)	(41,484)
Small Cap Aggressive Growth	411,989	—	(411,989)
Small Cap	47,208	(47,208)	—
Small Cap Index	299,048	(299,048)	—
Small Cap Special Values	121,463	(121,463)	—
Small-Mid Growth	392,446	(6,994)	(385,452)
Stock Index	13,738,477	(13,738,477)	—
Value	1,217	(1,217)	—

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2016.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	639,514	$6,939,594	902,112	$10,229,834	787,112	$12,719,087	2,275,618	$38,751,337
Reinvested dividends	343,321	3,749,061	2,291,896	21,589,659	3,917,614	61,428,180	5,696,121	77,865,970
Shares redeemed	(2,102,413)	(22,514,906)	(1,842,649)	(20,910,910)	(5,157,961)	(82,945,418)	(4,529,508)	(76,723,525)

Net increase (decrease)	(1,119,578)	$(11,826,251)	1,351,359	$10,908,583	(453,235)	$(8,798,151)	3,442,231	$39,893,782

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	289,996	$4,313,629	505,099	$7,270,588	6,288,851	$61,842,904	2,354,264	$23,243,528
Reinvested dividends	167,523	2,583,199	361,293	4,400,547	523,976	5,061,612	501,980	4,914,381
Shares redeemed	(959,167)	(14,311,073)	(667,635)	(9,957,106)	(6,662,495)	(66,604,919)	(4,962,151)	(49,072,087)

Net increase (decrease)	(501,648)	$(7,414,245)	198,757	$1,714,029	150,332	$299,597	(2,105,907)	$(20,914,178)

	Core Equity				Dividend Value
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	62,835	$1,343,781	49,088	$933,895	14,869,050	$178,495,306	5,207,271	$61,028,262
Reinvested dividends	494,623	10,659,126	150,018	2,550,301	6,494,694	76,507,490	7,274,693	74,492,855
Shares redeemed	(1,305,438)	(27,159,224)	(1,475,033)	(28,488,978)	(5,208,927)	(63,666,729)	(10,259,670)	(127,456,182)

Net increase (decrease)	(747,980)	$(15,156,317)	(1,275,927)	$(25,004,782)	16,154,817	$191,336,067	2,222,294	$8,064,935

	Dynamic Allocation				Emerging Economies
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	323,258	$3,584,678	1,110,246	$12,487,234	25,277,464	$174,874,589	9,578,559	$61,720,942
Reinvested dividends	568,147	6,380,294	1,476,793	14,679,324	1,423,867	10,536,617	2,686,056	14,639,003
Shares redeemed	(2,812,860)	(31,443,808)	(2,138,149)	(23,742,005)	(20,987,633)	(151,987,453)	(11,327,875)	(73,906,814)

Net increase (decrease)	(1,921,455)	$(21,478,836)	448,890	$3,424,553	5,713,698	$33,423,753	936,740	$2,453,131

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Foreign Value				Global Real Estate
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,282,458	$12,183,333	3,763,051	$32,184,197	5,201,772	$42,336,412	6,281,684	$51,283,024
Reinvested dividends	1,624,066	16,256,905	2,390,410	18,119,304	5,375,755	39,458,040	5,128,960	35,851,431
Shares redeemed	(13,048,096)	(124,771,809)	(7,841,025)	(72,956,030)	(21,037,081)	(163,264,152)	(10,015,479)	(82,391,355)

Net increase (decrease)	(10,141,572)	$(96,331,571)	(1,687,564)	$(22,652,529)	(10,459,554)	$(81,469,700)	1,395,165	$4,743,100

	Global Social Awareness				Global Strategy
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,237,905	$48,168,063	908,240	$18,674,882	774,030	$8,435,160	824,165	$9,965,283
Reinvested dividends	306,288	6,885,357	393,354	7,261,309	1,040,344	11,766,296	5,880,247	56,391,567
Shares redeemed	(2,978,335)	(66,355,886)	(2,492,157)	(52,822,814)	(6,951,809)	(75,385,049)	(3,388,197)	(40,500,020)

Net increase (decrease)	(434,142)	$(11,302,466)	(1,190,563)	$(26,886,623)	(5,137,435)	$(55,183,593)	3,316,215	$25,856,830

	Government Money Market I				Government Securities
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	86,386,929	$86,386,929	79,992,837	$79,992,837	4,554,912	$48,820,781	2,729,509	$29,827,388
Reinvested dividends	268,820	268,820	34,686	34,686	329,778	3,446,180	342,989	3,707,716
Shares redeemed	(99,364,986)	(99,364,986)	(80,418,752)	(80,418,752)	(5,474,502)	(58,598,423)	(3,761,297)	(40,671,058)

Net increase (decrease)	(12,709,237)	$(12,709,237)	(391,229)	$(391,229)	(589,812)	$(6,331,462)	(688,799)	$(7,135,954)

	Growth				Growth & Income
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,532,907	$64,529,429	3,816,625	$59,864,609	727,302	$14,311,561	767,632	$14,260,292
Reinvested dividends	5,172,293	71,429,364	12,711,354	152,917,591	248,846	4,959,494	408,298	6,598,096
Shares redeemed	(13,484,332)	(187,031,644)	(8,655,379)	(128,569,957)	(1,330,276)	(25,799,812)	(1,180,150)	(21,825,319)

Net increase (decrease)	(3,779,132)	$(51,072,851)	7,872,600	$84,212,243	(354,128)	$(6,528,757)	(4,220)	$(966,931)

	Health Sciences				Inflation Protected
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	836,086	$16,514,251	3,165,032	$77,882,093	19,083,511	$207,943,248	5,752,199	$61,437,441
Reinvested dividends	4,337,469	80,156,432	6,368,951	113,494,698	201,843	2,200,088	592,894	6,207,598
Shares redeemed	(9,367,198)	(184,416,562)	(3,900,551)	(84,918,022)	(4,564,198)	(49,866,444)	(8,643,585)	(92,611,595)

Net increase (decrease)	(4,193,643)	$(87,745,879)	5,633,432	$106,458,769	14,721,156	$160,276,892	(2,298,492)	$(24,966,556)

	International Equities Index				International Government Bond
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	26,997,085	$172,298,960	29,835,353	$195,978,925	3,810,570	$44,773,986	5,297,466	$59,529,045
Reinvested dividends	4,187,672	26,884,852	5,060,377	28,034,486	—	—	442,544	4,867,986
Shares redeemed	(34,769,309)	(221,522,805)	(27,232,607)	(172,618,581)	(5,532,137)	(63,039,350)	(3,358,674)	(37,553,544)

Net increase (decrease)	(3,584,552)	$(22,338,993)	7,663,123	$51,394,830	(1,721,567)	$(18,265,364)	2,381,336	$26,843,487

273

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Growth				Large Cap Core
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,349,887	$15,720,662	1,753,785	$22,281,413	1,619,279	$18,026,992	547,879	$6,581,014
Reinvested dividends	517,446	6,105,866	4,409,677	46,081,123	1,244,420	13,464,621	3,574,144	33,954,371
Shares redeemed	(12,970,367)	(151,048,146)	(5,189,474)	(67,492,977)	(2,983,363)	(32,935,133)	(1,992,924)	(25,179,316)

Net increase (decrease)	(11,103,034)	$(129,221,618)	973,988	$869,559	(119,664)	$(1,443,520)	2,129,099	$15,356,069

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	288,450	$3,595,327	386,633	$4,699,521	6,511,352	$176,473,522	2,166,940	$55,827,599
Reinvested dividends	1,248,326	15,728,910	1,943,644	20,952,478	11,928,355	314,908,579	15,247,930	319,139,182
Shares redeemed	(3,296,178)	(41,670,605)	(3,214,702)	(39,106,858)	(9,847,402)	(258,629,075)	(14,597,990)	(370,945,457)

Net increase (decrease)	(1,759,402)	$(22,346,368)	(884,425)	$(13,454,859)	8,592,305	$232,753,026	2,816,880	$4,021,324

	Mid Cap Strategic Growth				Nasdaq-100® Index
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	442,064	$5,843,559	137,665	$1,875,136	3,207,472	$35,346,657	3,001,002	$30,202,304
Reinvested dividends	1,259,710	16,552,587	3,219,398	33,964,653	1,680,769	18,454,840	1,754,770	15,424,427
Shares redeemed	(2,774,761)	(36,347,512)	(2,369,616)	(32,096,725)	(4,493,576)	(47,652,670)	(4,446,410)	(44,900,656)

Net increase (decrease)	(1,072,987)	$(13,951,366)	987,447	$3,743,064	394,665	$6,148,827	309,362	$726,075

	Science & Technology				Small Cap Aggressive Growth
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	899,289	$21,234,601	587,266	$14,080,856	1,102,152	$12,376,396	1,762,818	$23,626,180
Reinvested dividends	3,263,567	75,551,571	9,178,904	165,679,225	428,536	4,966,733	1,725,519	15,150,061
Shares redeemed	(4,395,711)	(101,003,978)	(4,107,515)	(98,858,979)	(2,439,323)	(27,455,623)	(1,363,307)	(16,090,259)

Net increase (decrease)	(232,855)	$(4,217,806)	5,658,655	$80,901,102	(908,635)	$(10,112,494)	2,125,030	$22,685,982

	Small Cap				Small Cap Index
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	494,865	$5,623,704	189,282	$2,291,392	6,466,617	$129,013,439	4,162,452	$82,747,624
Reinvested dividends	2,154,098	25,052,163	5,238,517	48,299,130	3,610,823	73,949,661	5,784,694	86,828,264
Shares redeemed	(3,264,726)	(37,732,505)	(2,986,581)	(36,875,869)	(5,916,273)	(115,863,049)	(7,652,537)	(147,278,763)

Net increase (decrease)	(615,763)	$(7,056,638)	2,441,218	$13,714,653	4,161,167	$87,100,051	2,294,609	$22,297,125

	Small Cap Special Values				Small-Mid Growth
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,577,535	$47,897,609	1,606,569	$19,758,728	148,590	$1,710,150	516,255	$6,438,763
Reinvested dividends	1,576,469	21,392,680	2,663,856	27,251,248	464,952	5,263,258	1,259,924	11,654,298
Shares redeemed	(3,532,424)	(46,333,791)	(1,833,250)	(23,167,879)	(1,431,201)	(16,201,111)	(1,677,649)	(19,057,341)

Net increase (decrease)	1,621,580	$22,956,498	2,437,175	$23,842,097	(817,659)	$(9,227,703)	98,530	$(964,280)

274

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Stock Index				Value
	For the year ended May 31, 2017		For the year ended May 31, 2016		For the year ended May 31, 2017		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,640,604	$200,316,711	4,259,310	$147,218,423	348,690	$5,408,947	446,110	$6,382,444
Reinvested dividends	7,556,733	264,636,786	13,660,638	400,256,687	115,309	1,894,530	122,890	1,593,878
Shares redeemed	(13,120,318)	(456,589,020)	(16,935,608)	(586,527,870)	(1,065,469)	(16,841,793)	(886,931)	(12,806,466)

Net increase (decrease)	77,019	$8,364,477	984,340	$(39,052,760)	(601,470)	$(9,538,316)	(317,931)	$(4,830,144)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended May 31, 2017, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund and the International Growth Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

275

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $50,000 in the aggregate for the committed and uncommitted lines of credit, and committed and uncommitted lines of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the lines of credit. The $50,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the year ended May 31, 2017, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Blue Chip Growth	2	103	1,066,200	1.72%
Broad Cap Value Income	8	216	453,790	2.14%
Capital Conservation	3	54	363,308	1.77%
Dividend Value	18	1,250	1,388,294	1.80%
Emerging Economies	53	11,135	3,708,139	2.06%
Foreign Value	1	57	1,178,939	1.74%
Global Real Estate	1	6	101,691	2.03%
Growth	11	180	322,275	1.85%
Health Sciences	4	211	962,185	1.94%
International Equities Index	43	6,088	2,857,160	1.79%
International Government Bond	2	173	1,438,928	2.03%
International Growth	109	9,864	1,810,039	1.88%
Mid Cap Strategic Growth	95	813	163,785	1.92%
Nasdaq-100® Index	9	484	975,239	1.96%
Science & Technology	3	81	508,518	1.97%
Small Cap	69	518	141,081	1.90%
Small Cap Aggressive Growth	10	421	751,177	2.02%
Stock Index	27	6,682	5,017,449	1.79%

As of May 31, 2017, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2017, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2017, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Blue Chip Growth	$—	$127,384	$(2,494)
Growth	11,336,735	7,144,736	802,267
Health Sciences	44,725	32,602	(2,260)
International Growth	210,598	763,858	114,294
Large Capital Growth	770,494	224,311	27,749
Small Cap	175,897	128,736	(80,865)

276

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund					Blue Chip Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$10.39	$12.38	$12.67	$12.20	$10.89	$15.48	$17.96	$17.12	$14.19	$11.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16	0.23	0.23	0.25	0.21	0.01	(0.02)	(0.02)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	0.71	(0.66)	0.53	1.17	1.39	3.46	(0.24)	2.62	3.66	2.54

Total income (loss) from investment operations	0.87	(0.43)	0.76	1.42	1.60	3.47	(0.26)	2.60	3.64	2.57

Distributions from:
Net investment income	(0.26)	(0.24)	(0.27)	(0.23)	(0.24)	–	–	–	(0.03)	(0.01)
Net realized gain on securities	–	(1.32)	(0.78)	(0.72)	(0.05)	(1.68)	(2.22)	(1.76)	(0.68)	–

Total distributions	(0.26)	(1.56)	(1.05)	(0.95)	(0.29)	(1.68)	(2.22)	(1.76)	(0.71)	(0.01)

Net asset value at end of period	$11.00	$10.39	$12.38	$12.67	$12.20	$17.27	$15.48	$17.96	$17.12	$14.19

TOTAL RETURN(a)	8.35%	(2.16)%	6.24%	12.04%	14.93%	23.49%	0.17%	15.61%	25.69%	22.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.70%	0.70%	0.68%	0.69%	0.75%	0.84%	0.84%	0.83%	0.84%	0.85%
Ratio of expenses to average net assets(c)	0.70%	0.70%	0.68%	0.69%	0.75%	0.84%	0.84%	0.83%	0.84%	0.86%
Ratio of expense reductions to average net assets	0.00%	0.00%	–	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.51%	2.00%	1.81%	1.96%	1.79%	0.06%	(0.09)%	(0.12)%	(0.10)%	0.21%
Ratio of net investment income (loss) to average net assets(c)	1.51%	2.00%	1.81%	1.96%	1.79%	0.06%	(0.09)%	(0.12)%	(0.10)%	0.20%
Portfolio turnover rate	161%	102%	131%	99%	119%	27%	30%	30%	34%	32%
Number of shares outstanding at end of period (000’s)	14,705	15,824	14,473	13,917	13,421	39,343	39,796	36,354	35,957	34,888
Net assets at end of period (000’s)	$161,767	$164,358	$179,126	$176,344	$163,788	$679,516	$615,927	$652,819	$615,447	$495,226

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

277

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund					Capital Conservation Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$13.97	$16.03	$15.19	$13.02	$10.02	$9.95	$9.92	$9.84	$10.01	$10.11

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24	0.22	0.21	0.31	0.22	0.18	0.18	0.17	0.19	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	2.16	(1.11)	1.38	2.06	2.85	(0.04)	0.06	0.10	0.07	(0.05)

Total income (loss) from investment operations	2.40	(0.89)	1.59	2.37	3.07	0.14	0.24	0.27	0.26	0.13

Distributions from:
Net investment income	(0.24)	(0.21)	(0.26)	(0.20)	(0.07)	(0.23)	(0.19)	(0.19)	(0.29)	(0.23)
Net realized gain on securities	(0.49)	(0.96)	(0.49)	–	–	(0.01)	(0.02)	–	(0.14)	–

Total distributions	(0.73)	(1.17)	(0.75)	(0.20)	(0.07)	(0.24)	(0.21)	(0.19)	(0.43)	(0.23)

Net asset value at end of period	$15.64	$13.97	$16.03	$15.19	$13.02	$9.85	$9.95	$9.92	$9.84	$10.01

TOTAL RETURN(a)	17.25%	(4.47)%	10.70%	18.24%	30.82%	1.45%	2.47%	2.76%	2.73%	1.28%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.64%	0.64%	0.63%	0.64%	0.66%
Ratio of expenses to average net assets(c)	0.92%	0.92%	0.92%	0.95%	1.01%	0.64%	0.64%	0.63%	0.64%	0.66%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.00%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.57%	1.49%	1.33%	2.14%	1.96%	1.84%	1.77%	1.72%	1.95%	1.73%
Ratio of net investment income (loss) to average net assets(c)	1.49%	1.42%	1.26%	2.04%	1.80%	1.84%	1.77%	1.72%	1.95%	1.73%
Portfolio turnover rate	20%	26%	23%	27%	34%	56%	71%	193%	129%	149%
Number of shares outstanding at end of period (000’s)	3,603	4,104	3,906	3,533	3,217	23,866	23,716	25,822	19,965	22,968
Net assets at end of period (000’s)	$56,339	$57,330	$62,619	$53,675	$41,901	$235,063	$236,062	$256,043	$196,550	$230,018

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

278

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund					Dividend Value Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$19.51	$20.38	$18.63	$15.61	$12.27	$11.54	$13.23	$13.23	$11.62	$9.33

Income (loss) from investment operations:
Net investment income (loss)(d)	0.25	0.21	0.19	0.16	0.19	0.25	0.31	0.28	0.28	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	3.14	(0.87)	1.74	3.07	3.36	1.62	(0.24)	0.85	1.59	2.17

Total income (loss) from investment operations	3.39	(0.66)	1.93	3.23	3.55	1.87	0.07	1.13	1.87	2.44

Distributions from:
Net investment income	(0.24)	(0.21)	(0.18)	(0.21)	(0.21)	(0.25)	(0.32)	(0.28)	(0.26)	(0.15)
Net realized gain on securities	(0.74)	–	–	–	–	(1.07)	(1.44)	(0.85)	–	–

Total distributions	(0.98)	(0.21)	(0.18)	(0.21)	(0.21)	(1.32)	(1.76)	(1.13)	(0.26)	(0.15)

Net asset value at end of period	$21.92	$19.51	$20.38	$18.63	$15.61	$12.09	$11.54	$13.23	$13.23	$11.62

TOTAL RETURN(a)	17.48%	(3.07)%	10.41%	20.78%	29.19%	16.51%	2.20%	8.69%	16.22%	26.34%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.80%	0.80%	0.80%	0.80%	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets(c)	0.92%	0.92%	0.92%	0.93%	0.95%	0.83%	0.83%	0.82%	0.83%	0.86%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–	–	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	1.19%	1.11%	0.94%	0.95%	1.38%	2.13%	2.55%	2.06%	2.20%	2.62%
Ratio of net investment income (loss) to average net assets(c)	1.06%	0.99%	0.82%	0.82%	1.23%	2.12%	2.54%	2.05%	2.19%	2.58%
Portfolio turnover rate	36%	41%	40%	39%	72%	41%	45%	35%	37%	27%
Number of shares outstanding at end of period (000’s)	11,023	11,771	13,047	14,433	15,531	66,882	50,727	48,504	46,936	48,835
Net assets at end of period (000’s)	$241,647	$229,637	$265,955	$268,866	$242,367	$808,699	$585,505	$641,719	$621,033	$567,499

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

279

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund						Emerging Economies Fund
	Year Ended May 31,				December 19, 2012* to May 31, 2013		Year Ended May 31,
	2017	2016	2015	2014			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$10.76	$12.04	$11.93	$10.87	$10.00		$6.18	$7.84	$8.12	$8.09	$7.09

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.17	0.16	0.18	(0.00)		0.13	0.13	0.18	0.17	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	1.13	(0.79)	0.32	0.92	0.87		1.74	(1.61)	(0.30)	(0.02)	0.92

Total income (loss) from investment operations	1.28	(0.62)	0.48	1.10	0.87		1.87	(1.48)	(0.12)	0.15	1.05

Distributions from:
Net investment income	(0.22)	(0.22)	(0.17)	–	–		(0.11)	(0.18)	(0.16)	(0.12)	(0.05)
Net realized gain on securities	(0.08)	(0.44)	(0.20)	(0.04)	–		–	–	–	–	–

Total distributions	(0.30)	(0.66)	(0.37)	(0.04)	–		(0.11)	(0.18)	(0.16)	(0.12)	(0.05)

Net asset value at end of period	$11.74	$10.76	$12.04	$11.93	$10.87		$7.94	$6.18	$7.84	$8.12	$8.09

TOTAL RETURN(a)	11.98%	(4.70)%	4.04%	10.11%	8.70%		30.41%	(18.60)%	(1.35)%	1.97%	14.79%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.31%	0.32%	0.32%	0.32%	0.32	%@	0.94%	0.97%	0.94%	0.95%	0.98%
Ratio of expenses to average net assets(c)	0.32%	0.32%	0.32%	0.34%	0.63	%@	0.94%	0.97%	0.94%	0.95%	0.98%
Ratio of expense reductions to average net assets	–	–	–	0.00%	–		0.00%	0.00%	0.00%	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.30%	1.50%	1.33%	1.65%	(0.04	)%@	1.85%	2.02%	2.23%	2.18%	1.71%
Ratio of net investment income (loss) to average net assets(c)	1.30%	1.51%	1.33%	1.63%	(0.35	)%@	1.85%	2.02%	2.23%	2.18%	1.71%
Portfolio turnover rate	14%	20%	31%	9%	2%		69%	64%	65%	55%	53%
Number of shares outstanding at end of period (000’s)	21,173	23,095	22,646	21,373	7,996		89,332	83,618	82,682	83,593	86,346
Net assets at end of period (000’s)	$248,630	$248,446	$272,705	$255,001	$86,904		$708,873	$517,011	$648,339	$678,406	$698,480

@	Annualized
*	Commencement of operations.
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

280

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund					Global Real Estate Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$8.78	$10.44	$11.44	$9.61	$7.30	$8.02	$8.60	$8.58	$8.95	$7.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.18	0.20	0.27	0.20	0.16	0.18	0.21	0.22	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	1.75	(1.64)	(0.94)	1.78	2.39	0.21	(0.14)	0.28	0.48	1.72

Total income (loss) from investment operations	1.95	(1.46)	(0.74)	2.05	2.59	0.37	0.04	0.49	0.70	1.87

Distributions from:
Net investment income	(0.19)	(0.20)	(0.26)	(0.22)	(0.28)	(0.34)	(0.26)	(0.23)	(0.49)	(0.13)
Net realized gain on securities	–	–	–	–	–	(0.42)	(0.36)	(0.24)	(0.58)	(0.25)

Total distributions	(0.19)	(0.20)	(0.26)	(0.22)	(0.28)	(0.76)	(0.62)	(0.47)	(1.07)	(0.38)

Net asset value at end of period	$10.54	$8.78	$10.44	$11.44	$9.61	$7.63	$8.02	$8.60	$8.58	$8.95

TOTAL RETURN(a)	22.36%	(13.72)%	(6.23)%	21.39%	35.97%	4.98%	1.53%	5.61%	8.76%	25.49%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.79%	0.79%	0.80%	0.83%	0.85%	0.85%	0.85%	0.86%	0.89%
Ratio of expenses to average net assets(c)	0.80%	0.79%	0.79%	0.80%	0.83%	0.85%	0.85%	0.85%	0.86%	0.89%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.04%	1.97%	1.90%	2.53%	2.33%	2.04%	2.18%	2.46%	2.51%	1.79%
Ratio of net investment income (loss) to average net assets(c)	2.04%	1.97%	1.90%	2.53%	2.33%	2.04%	2.18%	2.46%	2.51%	1.79%
Portfolio turnover rate	40%	21%	31%	27%	23%	47%	71%	44%	41%	52%
Number of shares outstanding at end of period (000’s)	83,103	93,244	94,932	94,131	94,998	50,730	61,190	59,795	48,168	42,969
Net assets at end of period (000’s)	$876,165	$818,993	$990,964	$1,077,192	$913,025	$387,137	$490,714	$514,347	$413,082	$384,543

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

281

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund					Global Strategy Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$21.01	$22.11	$21.00	$17.38	$13.72	$10.48	$13.58	$14.12	$12.66	$10.41

Income (loss) from investment operations:
Net investment income (loss)(d)	0.32	0.34	0.35	0.42	0.33	0.33	0.27	0.30	0.39	0.34
Net realized and unrealized gain (loss) on investments and foreign currencies	2.84	(1.02)	1.20	3.49	3.61	1.14	(1.80)	(0.03)	1.53	2.65

Total income (loss) from investment operations	3.16	(0.68)	1.55	3.91	3.94	1.47	(1.53)	0.27	1.92	2.99

Distributions from:
Net investment income	(0.39)	(0.42)	(0.44)	(0.29)	(0.28)	(0.10)	(0.72)	(0.37)	(0.46)	(0.74)
Net realized gain on securities	–	–	–	–	–	(0.22)	(0.85)	(0.44)	–	–

Total distributions	(0.39)	(0.42)	(0.44)	(0.29)	(0.28)	(0.32)	(1.57)	(0.81)	(0.46)	(0.74)

Net asset value at end of period	$23.78	$21.01	$22.11	$21.00	$17.38	$11.63	$10.48	$13.58	$14.12	$12.66

TOTAL RETURN(a)	15.15%	(2.83)%	7.45%	22.60%	28.99%	14.16%	(10.23)%	2.14%	15.32%	29.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.62%	0.63%	0.62%	0.64%	0.68%	0.66%	0.64%	0.64%	0.64%	0.67%
Ratio of expenses to average net assets(c)	0.62%	0.63%	0.62%	0.64%	0.68%	0.66%	0.64%	0.64%	0.64%	0.67%
Ratio of expense reductions to average net assets	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.47%	1.65%	1.63%	2.18%	2.07%	2.94%	2.26%	2.20%	2.90%	2.84%
Ratio of net investment income (loss) to average net assets(c)	1.47%	1.65%	1.63%	2.18%	2.07%	2.94%	2.26%	2.20%	2.90%	2.84%
Portfolio turnover rate	23%	0%	88%	99%	101%	35%	26%	28%	25%	23%
Number of shares outstanding at end of period (000’s)	17,515	17,949	19,139	20,949	17,295	36,070	41,208	37,891	39,108	36,722
Net assets at end of period (000’s)	$416,564	$377,114	$423,242	$439,972	$300,545	$419,325	$431,935	$514,564	$552,074	$465,060

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

282

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Money Market I Fund							Government Securities Fund
	Year Ended May 31,							Year Ended May 31,
	2017	2016		2015		2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00	$10.85	$10.82	$10.73	$10.95	$11.34

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.00		0.00		0.00	0.00	0.21	0.22	0.22	0.24	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	0.00		0.00		–	0.00	(0.18)	0.08	0.11	(0.17)	(0.28)

Total income (loss) from investment operations	0.00	0.00		0.00		0.00	0.00	0.03	0.30	0.33	0.07	(0.05)

Distributions from:
Net investment income	(0.00)	(0.00)		(0.00)		(0.00)	(0.00)	(0.25)	(0.27)	(0.24)	(0.25)	(0.28)
Net realized gain on securities	–	–		–		–	–	–	–	–	(0.04)	(0.06)

Total distributions	(0.00)	(0.00)		(0.00)		(0.00)	(0.00)	(0.25)	(0.27)	(0.24)	(0.29)	(0.34)

Net asset value at end of period	$1.00	$1.00		$1.00		$1.00	$1.00	$10.63	$10.85	$10.82	$10.73	$10.95

TOTAL RETURN(a)	0.08%	0.01	%(f)	0.01	%(e)	0.01%	0.01%	0.35%	2.74%	3.07%	0.67%	(0.49)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.45%	0.26%		0.14%		0.16%	0.21%	0.64%	0.64%	0.64%	0.65%	0.66%
Ratio of expenses to average net assets(c)	0.53%	0.51%		0.51%		0.51%	0.52%	0.64%	0.64%	0.64%	0.65%	0.66%
Ratio of expense reductions to average net assets	–	–		–		–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.08%	0.01%		0.01%		0.01%	0.01%	1.95%	2.02%	2.01%	2.19%	2.04%
Ratio of net investment income (loss) to average net assets(c)	(0.00)%	(0.24)%		(0.36)%		(0.34)%	(0.30)%	1.95%	2.02%	2.01%	2.19%	2.04%
Portfolio turnover rate	N/A	N/A		N/A		N/A	N/A	15%	17%	7%	28%	64%
Number of shares outstanding at end of period (000’s)	330,780	343,490		343,881		367,402	378,729	13,689	14,278	14,967	15,115	12,492
Net assets at end of period (000’s)	$330,783	$343,490		$343,363		$366,768	$378,086	$145,460	$154,987	$161,977	$162,121	$136,786

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (See Note 3).

See Notes to Financial Statements

283

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund					Growth & Income Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$13.47	$16.40	$16.76	$13.93	$11.67	$18.44	$19.70	$17.74	$14.78	$12.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10	0.12	0.10	0.10	0.12	0.20	0.20	0.20	0.18	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	2.56	(0.52)	1.67	2.87	2.23	2.94	(0.34)	1.94	2.91	2.74

Total income (loss) from investment operations	2.66	(0.40)	1.77	2.97	2.35	3.14	(0.14)	2.14	3.09	2.87

Distributions from:
Net investment income	(0.12)	(0.10)	(0.11)	(0.14)	(0.09)	(0.24)	(0.24)	(0.18)	(0.13)	(0.12)
Net realized gain on securities	(1.01)	(2.43)	(2.02)	–	–	(0.64)	(0.88)	–	–	–

Total distributions	(1.13)	(2.53)	(2.13)	(0.14)	(0.09)	(0.88)	(1.12)	(0.18)	(0.13)	(0.12)

Net asset value at end of period	$15.00	$13.47	$16.40	$16.76	$13.93	$20.70	$18.44	$19.70	$17.74	$14.78

TOTAL RETURN(a)	20.48%	(0.63)%	10.89%	21.34%	20.22%	17.22%	0.08%	12.11%	20.97%	24.00%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.76%	0.79%	0.80%	0.81%	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.81%	0.81%	0.80%	0.81%	0.83%	0.91%	0.91%	0.90%	0.93%	0.96%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.71%	0.78%	0.60%	0.65%	0.95%	1.03%	1.08%	1.05%	1.10%	1.01%
Ratio of net investment income (loss) to average net assets(c)	0.66%	0.77%	0.60%	0.65%	0.93%	0.97%	1.02%	1.00%	1.02%	0.90%
Portfolio turnover rate	71%	102%	99%	90%	81%	34%	33%	38%	169%	299%
Number of shares outstanding at end of period (000’s)	66,758	70,537	62,664	60,543	59,131	5,822	6,176	6,180	6,449	6,471
Net assets at end of period (000’s)	$1,001,261	$949,998	$1,027,988	$1,014,642	$823,541	$120,515	$113,885	$121,742	$114,405	$95,667

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

284

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund					Inflation Protected Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$19.88	$27.01	$21.10	$16.52	$12.61	$10.76	$10.92	$11.33	$11.53	$11.79

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.04)	(0.09)	(0.14)	(0.12)	(0.07)	0.25	0.15	0.12	0.24	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	1.80	(3.83)	9.66	5.43	4.82	0.10	(0.16)	(0.30)	(0.17)	(0.18)

Total income (loss) from investment operations	1.76	(3.92)	9.52	5.31	4.75	0.35	(0.01)	(0.18)	0.07	0.05

Distributions from:
Net investment income	–	–	–	–	–	(0.03)	(0.13)	(0.21)	(0.22)	(0.31)
Net realized gain on securities	(2.38)	(3.21)	(3.61)	(0.73)	(0.84)	(0.01)	(0.02)	(0.02)	(0.05)	–

Total distributions	(2.38)	(3.21)	(3.61)	(0.73)	(0.84)	(0.04)	(0.15)	(0.23)	(0.27)	(0.31)

Net asset value at end of period	$19.26	$19.88	$27.01	$21.10	$16.52	$11.07	$10.76	$10.92	$11.33	$11.53

TOTAL RETURN(a)	9.37%	(13.12)%	47.50%	32.09%	39.14%	3.29%	(0.09)%	(1.57)%	0.73%	0.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.07%	1.06%	1.09%	1.11%	1.15%	0.58%	0.59%	0.58%	0.59%	0.60%
Ratio of expenses to average net assets(c)	1.09%	1.09%	1.09%	1.11%	1.15%	0.58%	0.59%	0.58%	0.59%	0.60%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.21)%	(0.40)%	(0.59)%	(0.59)%	(0.48)%	2.33%	1.38%	1.12%	2.16%	1.94%
Ratio of net investment income (loss) to average net assets(c)	(0.23)%	(0.43)%	(0.59)%	(0.59)%	(0.48)%	2.33%	1.38%	1.12%	2.16%	1.94%
Portfolio turnover rate	30%	31%	26%	59%	16%	42%	33%	33%	45%	60%
Number of shares outstanding at end of period (000’s)	36,215	40,409	34,776	27,492	24,949	57,066	42,345	44,644	41,413	38,711
Net assets at end of period (000’s)	$697,639	$803,402	$939,311	$580,157	$412,098	$631,552	$455,830	$487,477	$469,056	$446,317

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

285

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund					International Government Bond Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$6.22	$7.13	$7.44	$6.47	$5.22	$11.43	$11.26	$12.24	$12.12	$12.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17	0.16	0.19	0.23	0.17	0.24	0.27	0.32	0.33	0.35
Net realized and unrealized gain (loss) on investments and foreign currencies	0.81	(0.89)	(0.25)	0.92	1.25	0.04	0.23	(0.98)	0.15	(0.06)

Total income (loss) from investment operations	0.98	(0.73)	(0.06)	1.15	1.42	0.28	0.50	(0.66)	0.48	0.29

Distributions from:
Net investment income	(0.18)	(0.18)	(0.25)	(0.18)	(0.17)	–	(0.29)	(0.29)	(0.22)	(0.45)
Net realized gain on securities	–	–	–	–	–	–	(0.04)	(0.03)	(0.14)	(0.34)

Total distributions	(0.18)	(0.18)	(0.25)	(0.18)	(0.17)	–	(0.33)	(0.32)	(0.36)	(0.79)

Net asset value at end of period	$7.02	$6.22	$7.13	$7.44	$6.47	$11.71	$11.43	$11.26	$12.24	$12.12

TOTAL RETURN(a)	15.98%	(9.99)%	(0.57)%	17.90%	27.39%	2.45%	4.61%	(5.43)%	4.12%	2.03%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.44%	0.43%	0.44%	0.46%	0.53%	0.64%	0.64%	0.65%	0.65%	0.66%
Ratio of expenses to average net assets(c)	0.44%	0.43%	0.44%	0.46%	0.53%	0.64%	0.64%	0.65%	0.65%	0.66%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.62%	2.52%	2.62%	3.27%	2.85%	2.03%	2.45%	2.69%	2.78%	2.75%
Ratio of net investment income (loss) to average net assets(c)	2.62%	2.52%	2.62%	3.27%	2.85%	2.03%	2.45%	2.69%	2.78%	2.75%
Portfolio turnover rate	11%	4%	40%	60%	51%	70%	95%	43%	42%	74%
Number of shares outstanding at end of period (000’s)	155,797	159,381	151,718	157,825	154,632	15,879	17,601	15,220	15,459	15,235
Net assets at end of period (000’s)	$1,093,865	$991,380	$1,081,174	$1,174,840	$1,000,950	$185,943	$201,253	$171,312	$189,241	$184,590

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

286

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund					Large Cap Core Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$11.63	$14.18	$14.14	$12.36	$9.81	$10.77	$13.74	$14.25	$12.85	$11.22

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14	0.15	0.16	0.16	0.17	0.12	0.12	0.11	0.15	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	1.45	(1.58)	0.17	1.87	2.55	1.44	(0.25)	1.84	2.40	3.10

Total income (loss) from investment operations	1.59	(1.43)	0.33	2.03	2.72	1.56	(0.13)	1.95	2.55	3.24

Distributions from:
Net investment income	(0.18)	(0.17)	(0.20)	(0.25)	(0.17)	(0.11)	(0.45)	(0.16)	(0.14)	(0.12)
Net realized gain on securities	–	(0.95)	(0.09)	–	–	(0.87)	(2.39)	(2.30)	(1.01)	(1.49)

Total distributions	(0.18)	(1.12)	(0.29)	(0.25)	(0.17)	(0.98)	(2.84)	(2.46)	(1.15)	(1.61)

Net asset value at end of period	$13.04	$11.63	$14.18	$14.14	$12.36	$11.35	$10.77	$13.74	$14.25	$12.85

TOTAL RETURN(a)	13.81%	(9.20)%	2.48%	16.48%	27.92%	14.97%	1.84%	14.34%	20.28%	31.57%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01%	1.01%	1.01%	1.01%	1.01%	0.83%	0.83%	0.83%	0.84%	0.85%
Ratio of expenses to average net assets(c)	1.10%	1.06%	1.06%	1.06%	1.10%	0.83%	0.83%	0.83%	0.84%	0.85%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.15%	1.21%	1.15%	1.22%	1.51%	1.03%	0.93%	0.75%	1.09%	1.14%
Ratio of net investment income (loss) to average net assets(c)	1.06%	1.16%	1.11%	1.17%	1.42%	1.03%	0.93%	0.75%	1.09%	1.14%
Portfolio turnover rate	39%	36%	44%	53%	55%	54%	53%	64%	76%	64%
Number of shares outstanding at end of period (000’s)	33,688	44,791	43,817	45,685	48,797	15,120	15,240	13,111	12,606	12,501
Net assets at end of period (000’s)	$439,222	$521,012	$621,387	$646,032	$603,086	$171,627	$164,060	$180,201	$179,649	$160,617

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

287

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund					Mid Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$12.21	$12.75	$13.97	$12.46	$11.48	$24.87	$28.52	$27.24	$24.44	$19.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10	0.09	0.11	0.08	0.07	0.30	0.32	0.32	0.28	0.29
Net realized and unrealized gain (loss) on investments and foreign currencies	1.87	0.04	1.35	2.58	1.94	3.91	(1.06)	2.86	3.99	5.38

Total income (loss) from investment operations	1.97	0.13	1.46	2.66	2.01	4.21	(0.74)	3.18	4.27	5.67

Distributions from:
Net investment income	(0.09)	(0.11)	(0.08)	(0.07)	(0.03)	(0.34)	(0.34)	(0.29)	(0.31)	(0.22)
Net realized gain on securities	(0.43)	(0.56)	(2.60)	(1.08)	(1.00)	(2.31)	(2.57)	(1.61)	(1.16)	(0.75)

Total distributions	(0.52)	(0.67)	(2.68)	(1.15)	(1.03)	(2.65)	(2.91)	(1.90)	(1.47)	(0.97)

Net asset value at end of period	$13.66	$12.21	$12.75	$13.97	$12.46	$26.43	$24.87	$28.52	$27.24	$24.44

TOTAL RETURN(a)	16.50%	1.73%	11.01%	21.79%	18.63%	16.94%	(0.69)%	11.92%	17.69%	29.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75%	0.75%	0.75%	0.76%	0.77%	0.36%	0.36%	0.36%	0.36%	0.38%
Ratio of expenses to average net assets(c)	0.75%	0.75%	0.75%	0.76%	0.77%	0.36%	0.36%	0.36%	0.36%	0.38%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.76%	0.73%	0.83%	0.57%	0.58%	1.14%	1.23%	1.15%	1.06%	1.33%
Ratio of net investment income (loss) to average net assets(c)	0.76%	0.73%	0.83%	0.57%	0.58%	1.14%	1.23%	1.15%	1.06%	1.33%
Portfolio turnover rate	23%	24%	26%	137%	195%	14%	15%	13%	11%	8%
Number of shares outstanding at end of period (000’s)	30,427	32,186	33,071	29,214	29,489	128,379	119,786	116,969	116,691	119,703
Net assets at end of period (000’s)	$415,566	$393,063	$421,567	$408,050	$367,527	$3,392,738	$2,979,477	$3,335,644	$3,179,031	$2,925,308

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

288

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund					Nasdaq-100® Index Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$12.58	$15.35	$15.99	$14.16	$11.83	$9.92	$10.36	$8.71	$6.98	$6.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02	0.00	(0.03)	(0.01)	0.08	0.07	0.08	0.07	0.10	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	2.24	(0.82)	1.83	2.12	2.55	2.73	(0.02)	1.79	1.74	1.06

Total income (loss) from investment operations	2.26	(0.82)	1.80	2.11	2.63	2.80	0.06	1.86	1.84	1.13

Distributions from:
Net investment income	–	–	–	(0.08)	–	(0.08)	(0.07)	(0.09)	(0.07)	(0.03)
Net realized gain on securities	(0.92)	(1.95)	(2.44)	(0.20)	(0.30)	(0.53)	(0.43)	(0.12)	(0.04)	(0.15)

Total distributions	(0.92)	(1.95)	(2.44)	(0.28)	(0.30)	(0.61)	(0.50)	(0.21)	(0.11)	(0.18)

Net asset value at end of period	$13.92	$12.58	$15.35	$15.99	$14.16	$12.11	$9.92	$10.36	$8.71	$6.98

TOTAL RETURN(a)	18.43%	(2.91)%	11.60%	14.78%	22.76%	28.88%	1.18%	21.42%	26.44%	19.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.82%	0.83%	0.81%	0.82%	0.85%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.82%	0.83%	0.81%	0.82%	0.86%	0.55%	0.56%	0.54%	0.57%	0.57%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.01%	0.01%	0.01%	–	–	–	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	0.12%	0.00%	(0.21)%	(0.06)%	0.63%	0.67%	0.80%	0.72%	1.28%	1.06%
Ratio of net investment income (loss) to average net assets(c)	0.12%	0.00%	(0.21)%	(0.06)%	0.62%	0.66%	0.78%	0.71%	1.25%	1.02%
Portfolio turnover rate	38%	95%	47%	65%	61%	4%	8%	7%	8%	5%
Number of shares outstanding at end of period (000’s)	18,691	19,764	18,777	18,583	18,378	32,558	32,164	31,854	29,275	29,011
Net assets at end of period (000’s)	$260,170	$248,619	$288,138	$297,068	$260,138	$394,400	$319,222	$330,077	$255,120	$202,595

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

289

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund					Small Cap Aggressive Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$21.30	$26.68	$24.83	$19.19	$15.84	$10.17	$14.56	$14.12	$13.18	$10.33

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)	(0.02)	(0.03)	(0.04)	0.03	(0.04)	(0.03)	(0.06)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	6.56	(0.71)	4.70	5.71	3.32	2.67	(2.61)	4.01	2.50	3.08

Total income (loss) from investment operations	6.55	(0.73)	4.67	5.67	3.35	2.63	(2.64)	3.95	2.39	3.01

Distributions from:
Net investment income	–	–	–	(0.03)	–	–	–	–	–	–
Net realized gain on securities	(1.85)	(4.65)	(2.82)	–	–	(0.55)	(1.75)	(3.51)	(1.45)	(0.16)

Total distributions	(1.85)	(4.65)	(2.82)	(0.03)	–	(0.55)	(1.75)	(3.51)	(1.45)	(0.16)

Net asset value at end of period	$26.00	$21.30	$26.68	$24.83	$19.19	$12.25	$10.17	$14.56	$14.12	$13.18

TOTAL RETURN(a)	31.82%	0.39%	19.52%	29.55%	21.15%	26.17%	(16.21)%	30.24%	17.46%	29.43%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99%	0.99%	0.98%	0.99%	1.02%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.99%	0.99%	0.98%	0.99%	1.02%	1.02%	1.01%	1.01%	1.02%	1.05%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.06)%	(0.07)%	(0.12)%	(0.18)%	0.15%	(0.33)%	(0.24)%	(0.42)%	(0.70)%	(0.61)%
Ratio of net investment income (loss) to average net assets(c)	(0.06)%	(0.07)%	(0.12)%	(0.18)%	0.15%	(0.36)%	(0.26)%	(0.44)%	(0.72)%	(0.67)%
Portfolio turnover rate	92%	107%	101%	102%	99%	82%	101%	94%	111%	97%
Number of shares outstanding at end of period (000’s)	43,461	43,694	38,035	37,726	40,253	9,176	10,084	7,959	7,180	6,240
Net assets at end of period (000’s)	$1,130,159	$930,756	$1,014,902	$936,688	$772,614	$112,391	$102,540	$115,869	$101,410	$82,222

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

290

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund					Small Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$10.96	$14.18	$15.00	$13.46	$10.33	$17.91	$21.23	$20.40	$18.13	$14.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03	0.04	0.02	0.00	0.04	0.21	0.24	0.24	0.21	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	1.58	(1.17)	1.55	2.31	3.10	3.43	(1.86)	1.99	2.80	4.06

Total income (loss) from investment operations	1.61	(1.13)	1.57	2.31	3.14	3.64	(1.62)	2.23	3.01	4.30

Distributions from:
Net investment income	(0.04)	(0.03)	–	(0.05)	(0.01)	(0.23)	(0.25)	(0.23)	(0.26)	(0.20)
Net realized gain on securities	(0.94)	(2.06)	(2.39)	(0.72)	–	(1.09)	(1.45)	(1.17)	(0.48)	–

Total distributions	(0.98)	(2.09)	(2.39)	(0.77)	(0.01)	(1.32)	(1.70)	(1.40)	(0.74)	(0.20)

Net asset value at end of period	$11.59	$10.96	$14.18	$15.00	$13.46	$20.23	$17.91	$21.23	$20.40	$18.13

TOTAL RETURN(a)	14.64%	(5.20)%	11.10%	17.13%	30.40%	20.25%	(6.05)%	11.23%	16.64%	30.91%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.93%	0.93%	0.93%	0.93%	0.41%	0.42%	0.40%	0.40%	0.44%
Ratio of expenses to average net assets(c)	1.02%	1.01%	1.00%	1.01%	1.04%	0.41%	0.42%	0.40%	0.40%	0.44%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.00%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.27%	0.29%	0.15%	0.01%	0.35%	1.07%	1.26%	1.15%	1.03%	1.51%
Ratio of net investment income (loss) to average net assets(c)	0.18%	0.21%	0.08%	(0.07)%	0.24%	1.07%	1.26%	1.15%	1.03%	1.51%
Portfolio turnover rate	82%	29%	32%	32%	27%	12%	13%	14%	13%	12%
Number of shares outstanding at end of period (000’s)	26,815	27,431	24,990	24,251	26,071	59,190	55,029	52,734	54,260	54,297
Net assets at end of period (000’s)	$310,704	$300,734	$354,294	$363,807	$350,845	$1,197,209	$985,833	$1,119,463	$1,106,865	$984,357

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

291

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund					Small-Mid Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$12.05	$13.74	$13.87	$11.32	$8.99	$11.23	$13.57	$14.54	$12.67	$10.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19	0.16	0.18	0.12	0.07	(0.03)	(0.04)	(0.06)	(0.07)	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	1.97	(0.24)	0.92	2.53	2.32	1.34	(1.07)	2.72	2.45	2.11

Total income (loss) from investment operations	2.16	(0.08)	1.10	2.65	2.39	1.31	(1.11)	2.66	2.38	2.11

Distributions from:
Net investment income	(0.14)	(0.21)	(0.14)	(0.10)	(0.06)	–	–	–	(0.01)	–
Net realized gain on securities	(0.90)	(1.40)	(1.09)	–	–	(0.60)	(1.23)	(3.63)	(0.50)	–

Total distributions	(1.04)	(1.61)	(1.23)	(0.10)	(0.06)	(0.60)	(1.23)	(3.63)	(0.51)	–

Net asset value at end of period	$13.17	$12.05	$13.74	$13.87	$11.32	$11.94	$11.23	$13.57	$14.54	$12.67

TOTAL RETURN(a)	17.65%	1.49%	8.16%	23.43%	26.67%	11.94%	(6.27)%	19.75%	18.77%	19.98%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.87%	0.88%	0.87%	0.88%	0.90%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.87%	0.88%	0.87%	0.88%	0.92%	1.01%	1.00%	1.00%	1.03%	1.05%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.01%	0.00%	0.01%	0.00%	0.01%	0.01%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.47%	1.29%	1.23%	0.89%	0.74%	(0.26)%	(0.33)%	(0.41)%	(0.50)%	0.03%
Ratio of net investment income (loss) to average net assets(c)	1.47%	1.29%	1.23%	0.89%	0.72%	(0.27)%	(0.33)%	(0.41)%	(0.52)%	(0.02)%
Portfolio turnover rate	46%	74%	52%	65%	58%	61%	64%	55%	148%	107%
Number of shares outstanding at end of period (000’s)	21,453	19,831	17,394	17,993	19,976	8,994	9,812	9,713	8,584	8,625
Net assets at end of period (000’s)	$282,609	$238,888	$238,986	$249,579	$226,140	$107,389	$110,230	$131,771	$124,839	$109,283

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

292

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund					Value Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$33.14	$36.60	$34.65	$30.07	$24.50	$14.93	$15.46	$14.18	$12.40	$9.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.61	0.63	0.62	0.55	0.53	0.25	0.26	0.21	0.19	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	4.96	(0.59)	3.29	5.38	5.91	1.72	(0.57)	1.29	1.81	2.83

Total income (loss) from investment operations	5.57	0.04	3.91	5.93	6.44	1.97	(0.31)	1.50	2.00	3.03

Distributions from:
Net investment income	(0.57)	(0.89)	(0.60)	(0.56)	(0.46)	(0.28)	(0.22)	(0.22)	(0.22)	(0.26)
Net realized gain on securities	(1.67)	(2.61)	(1.36)	(0.79)	(0.41)	–	–	–	–	–

Total distributions	(2.24)	(3.50)	(1.96)	(1.35)	(0.87)	(0.28)	(0.22)	(0.22)	(0.22)	(0.26)

Net asset value at end of period	$36.47	$33.14	$36.60	$34.65	$30.07	$16.62	$14.93	$15.46	$14.18	$12.40

TOTAL RETURN(a)	17.08%	1.38%	11.41%	20.01%	26.86%	13.22%	(1.80)%	10.65%	16.26%	31.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.34%	0.35%	0.34%	0.35%	0.36%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.34%	0.35%	0.34%	0.35%	0.36%	0.94%	0.93%	0.93%	0.93%	0.95%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.75%	1.83%	1.68%	1.71%	1.94%	1.54%	1.78%	1.33%	1.46%	1.87%
Ratio of net investment income (loss) to average net assets(c)	1.75%	1.83%	1.68%	1.71%	1.94%	1.46%	1.69%	1.25%	1.38%	1.77%
Portfolio turnover rate	3%	3%	3%	4%	3%	15%	15%	16%	16%	23%
Number of shares outstanding at end of period (000’s)	124,560	124,483	123,499	129,109	132,191	6,640	7,241	7,559	8,595	8,978
Net assets at end of period (000’s)	$4,542,334	$4,125,329	$4,519,626	$4,473,003	$3,974,531	$110,333	$108,136	$116,875	$121,864	$111,303

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

293

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and

Shareholders for each of the funds listed in the table below

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds listed in the table below (thirty-four of the funds constituting VALIC Company I, hereafter referred to as the “Series”) as of May 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

VALIC Company I Funds

Asset Allocation Fund (1)	Inflation Protected Fund (1)
Blue Chip Growth Fund (1)	International Equities Index Fund (1)
Broad Cap Value Income Fund (1)	International Government Bond Fund (1)
Capital Conservation Fund (1)	International Growth Fund (1)
Core Equity Fund (1)	Large Cap Core Fund (1)
Dividend Value Fund (1)	Large Capital Growth Fund (1)
Dynamic Allocation Fund (2)	Mid Cap Index Fund (1)
Emerging Economies Fund (1)	Mid Cap Strategic Growth Fund (1)
Foreign Value Fund (1)	Nasdaq-100® Index Fund (1)
Global Real Estate Fund (1)	Science & Technology Fund (1)
Global Social Awareness Fund (1)	Small Cap Aggressive Growth Fund (1)
Global Strategy Fund (1)	Small Cap Fund (1)
Government Money Market I Fund (formerly Money Market I Fund) (1)	Small Cap Index Fund (1)
Government Securities Fund (1)	Small Cap Special Values Fund (1)
Growth Fund (1)	Small-Mid Growth Fund (1)
Growth & Income Fund (1)	Stock Index Fund (1)
Health Sciences Fund (1)	Value Fund (1)

(1)	For each of the five years in the period ended May 31, 2017
(2)	For each of the four years in the period ended May 31, 2017 and for the period December 19, 2012 (commencement of operations) through May 31, 2013

These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian, transfer agent, brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

July 28, 2017

294

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on April 24-25, 2017 (the “Meeting”), the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Janus Capital Management, LLC (“Janus”) with respect to Mid Cap Strategic Growth Fund, a series of VC I (the “Fund”).

The New Subadvisory Agreement with Janus, the existing subadviser to the Fund, was considered as a result of the anticipated merger (the “Merger”) of Janus Capital Group, Inc., the ultimate parent entity of Janus (“JCGI”), and Henderson Group plc (“Henderson”) into a newly formed entity, Janus Henderson Global Investors plc. The change of control of Janus resulting from the Merger will effectively constitute an “assignment,” as that term is defined by Section 2(a)(4) of the 1940 Act. As required by Section 15(a)(4) of the 1940 Act, the current Investment Sub-Advisory Agreement (the “Current Sub-Advisory Agreement”) between VALIC and Janus provides for its automatic termination upon its assignment and therefore will terminate upon the consummation of the Merger.

In connection with the approval of the New Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the New Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Janus; (2) the sub-advisory fees proposed to be charged in connection with Janus’ management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of the Fund compared to the performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and against the Fund’s benchmark (“Benchmark”), and the performance of comparable funds managed by Janus against the Benchmark; (4) the costs of services and the benefits potentially to be derived by Janus; (5) whether the Fund will benefit from possible economies of scale from engaging Janus; (6) information regarding Janus’ brokerage and trading practices and compliance and regulatory history; and (7) the terms of New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from Janus and Henderson who responded to questions posed by the Board and management. The Board noted that in accordance with Section 15(c) of the 1940 Act, Janus furnished the Board with extensive information, both at this Meeting and throughout the prior year in connection with the annual consideration and renewal of the Current Sub-Advisory Agreement. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Janus. The Board reviewed information provided by Janus relating to Janus’ operations and personnel. The Board also took into account that the individuals at Janus currently responsible for managing the Fund’s portfolio will continue to manage the Fund’s portfolio following the Merger. The Board also noted that Janus’ management of the Fund will continue to be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board also noted that the Fund’s principal investment strategies and techniques were not expected to change in connection with the Merger.

The Board considered information provided to them regarding the services that would continue to be provided by Janus. The Board noted that Janus will (i) determine the securities to be purchased or sold on behalf of the Fund; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund is required to maintain; and (iii) render regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed Janus’ history and investment experience as well as information regarding the qualifications, background and responsibilities of Janus’ investment and compliance personnel, as applicable, who would provide services to the Fund. The Board also took into account the financial condition of JCGI. The Board also reviewed Janus’ brokerage practices. The Board also considered Janus’ risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by Janus were expected to be satisfactory and that there was a reasonable basis to conclude that Janus would continue to provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by Janus for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with Janus at arm’s length. The Board also noted that the sub-advisory fee rate to be payable to Janus pursuant to the New Sub-Advisory Agreement is identical to the sub-advisory fee rate payable to Janus pursuant to the Current Sub-Advisory Agreement. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the appointment of Janus will not result in any change to the management fee paid by the Fund to VALIC. The Board also considered expense information of comparable funds or accounts managed by Janus that have comparable investment objectives and strategies to the Fund.

The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the Fund’s actual sub-advisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Fund’s Subadvisory Expense Universe as of the date of the information provided in connection with the last annual renewal of the Current Sub-Advisory Agreement. The Board also considered that the sub-advisory fee rates payable to Janus contain breakpoints. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared in connection with the last annual renewal of the sub-advisory agreement by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group and Benchmark. The Board noted that the Fund underperformed its Lipper peer index, the median of its Performance Group, and its Benchmark for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including actions taken designed to improve the Fund’s performance.

295

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the New Sub-Advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board noted that the sub-advisory fee rate proposed to be paid pursuant the New Sub-Advisory Agreement would not change as a result of the Merger and that, as a result, the approval of the New Sub-Advisory Agreement was not expected to have any impact on VALIC’s profitability with respect to the Fund. The Board considered that the sub-advisory fee rates were negotiated with Janus at arm’s length. In considering the anticipated profitability to Janus in connection with its relationship to the Fund, the Directors noted that the fees under the New Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Janus from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the New Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to Janus’ anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Janus’ management of the Fund was not a material factor to the approval of the New Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the New Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board noted that the terms of the New Sub-Advisory Agreement will not differ materially from the terms of the existing agreements with Janus, except for the effective date and the term of each agreement. The Board concluded that the terms of the New Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the New Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Janus possesses the capability and resources to perform the duties required under the New Sub-Advisory Agreement.

296

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2017 (unaudited)

Name, Age and Address at May 31, 2017*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 71	Director	2005- Present	Retired	49	Trustee, Virtus Series Fund (2011-Present).
Dr. Judith L. Craven Age: 71	Director	1998- Present	Retired	78	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present); Director, Hilton Hotel — Downtown Houston (1998-2011).
William F. Devin Age: 78	Chairman and Director(5)	2001- Present	Retired	78	None
Dr. Timothy J. Ebner Age: 67	Director	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-2013); Pickworth Chair (2000-Present) and Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 76	Director	1998- Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 67	Director	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2012).	49	None.
Dr. John E. Maupin, Jr. Age: 70	Director	1998- Present	Retired, President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).
Interested Directors
Peter A. Harbeck(1) Age: 63	Director	2001- Present	President, CEO and Director, SunAmerica (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	148	None.
Eric S. Levy Age: 52(1)	Director	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None
Officers
John T. Genoy Age: 48	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2003-Present), Chief Operating Officer (2006-Present) and Director (2014 to Present), SunAmerica.	N/A	N/A

297

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2017 (unaudited) — (continued)

Name, Age and Address at May 31, 2017*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs Age: 61	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President, SunAmerica (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 51	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 50	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher Joe Age: 47	Chief Compliance Officer	2017 to Present	Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017 to present); Chief Compliance Officer, Invesco PowerShares (2012 to 2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010 to 2013); U.S. Compliance Director, Invesco Ltd. (2006 to 2014) and Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014 to 2015).	N/A	N/A
Matthew J. Hackethal Age: 45	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017), SunAmerica; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 50	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 48	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Shawn Parry Age: 44	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 56	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Mr. Harbeck is an “interested director,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), because Mr. Harbeck is an officer of SunAmerica, which is an affiliate VALIC, the Funds’ investment adviser. Mr. Levy is an interested director because he is an officer of VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (34 funds), SunAmerica Speciality Series (8 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Series Trust (50 portfolios), and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

298

VALIC Company I

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2017.

During the year ended May 31, 2017 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Asset Allocation	$—	$—	$—	41.76%
Blue Chip Growth	61,428,180	—	—	—
Broad Cap Value Income	1,709,105	—	—	100.00
Capital Conservation	221,801	—	—	—
Core Equity	8,018,311	—	—	100.00
Dividend Value	62,126,737	—	—	100.00
Dynamic Allocation*	1,781,175	40,091	393,903	39.79
Emerging Economies*	—	1,468,374	18,615,773	—
Foreign Value*	—	1,115,723	15,273,008	1.60
Global Real Estate*	21,783,749	421,722	6,450,236	0.30
Global Social Awareness	—	—	—	53.55
Global Strategy*	7,816,643	536,773	11,446,959	39.42
Government Money Market I	—	—	—	—
Government Securities	—	—	—	—
Growth	63,915,770	—	—	100.00
Growth & Income	3,584,783	—	—	100.00
Health Sciences	69,401,910	—	—	41.30
Inflation Protected	681,710	—	—	7.18
International Equities Index*	—	1,534,444	22,211,565	—
International Government Bond	—	—	—	—
International Growth*	—	467,031	7,466,079	—
Large Cap Core	11,933,336	—	—	100.00
Large Capital Growth	12,909,541	—	—	100.00
Mid Cap Index	274,781,465	—	—	79.30
Mid Cap Strategic Growth	16,552,587	—	—	—
Nasdaq-100® Index	15,668,894	—	—	100.00
Science & Technology	75,551,571	—	—	—
Small Cap Aggressive Growth	4,966,733	—	—	—
Small Cap	23,882,426	—	—	100.00
Small Cap Index	59,977,899	—	—	58.74
Small Cap Special Values	18,510,911	—	—	100.00
Small-Mid Growth	5,263,258	—	—	—
Stock Index	196,209,124	—	—	97.67
Value	—	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

299

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

300

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of 8.35% for the twelve-month period ended May 31, 2017, compared to a return of 17.47% for the S&P 500® Index, 1.58% for the Bloomberg Barclays U.S. Aggregate Bond Index, 0.41% for the Citi Treasury Bill 3 Month Index, and 9.99% for the Blended Index.

Benchmark allocations are: 55% equity, 35% fixed income, and 10% cash. Style tilts within U.S. equities during the course of the year detracted from performance. Financials and small cap value were favored during a period of underperformance (January through May 2017), and U.S. large cap equity was disfavored when it was performing well (throughout the 12-month period).

Over the year, larger detractors from performance were the relatively lower allocation (versus the benchmark) to U.S. large cap equity, U.S. financials equity, and small cap value equity. The largest asset allocation benefit was garnered from the relatively lower allocation to U.S. Treasuries (versus the benchmark). Additionally, overweights to U.S. small cap equity and U.S. value equity enhanced relative returns.

The Fund began the year overweighting international stock markets (particularly equities in Europe and Japan). Overall, this enhanced return over the first few months, despite the pullback in European equities in June 2016. An underweight to the U.S. large cap equity was held throughout the fiscal year. Toward the end of the period, most segments of U.S. equity had an overweight position in the Fund. The exception was U.S. large cap equity, which was a large underweight position.

Treasury futures were used to hedge interest rate risk while equity index futures were used for hedging and efficient portfolio management. These derivatives contributed to performance during the year.

For the year ended May 31, 2017, the Asset Allocation Fund returned 8.35% compared to 17.47% for the S&P 500® Index, 1.58% for the Bloomberg Barclays U.S. Aggregate Bond Index, 0.41% for the Citi Treasury Bill 3 Month Index and 9.99% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (55%), the Bloomberg Barclays U.S. Aggregate Bond Index (35%), and the Citi Treasury Bill 3 Month Index (10%).

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Citi Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
8.35%	7.72%	5.39%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

301

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 23.49% for the twelve-month period ended May 31, 2017, compared to a return of 17.47% for the S&P 500® Index.

The Fund’s relative outperformance was driven by both sector allocation as well as stock selection.

On the positive side, the consumer discretionary sector contributed the most to relative results due to effective stock selection. A lack of exposure to the energy sector boosted relative returns. The information technology sector supported relative performance due to a beneficial overweight position. However, adverse stock selection dampened relative sector results, to a lesser extent.

The top performing names in the Fund included Amazon.com, Inc., Alphabet, Inc. (formerly Google, Inc.) and Priceline Group, Inc.

Conversely, the healthcare sector detracted the most from relative performance due to both an unfavorable overweight allocation and adverse stock selection. The underweight allocation to financials also hindered results, while stock selection was slightly additive to absolute performance.

The bottom performing names in the Fund included: Alexion Pharmaceuticals, Inc., Bristol-Myers Squibb Co., and McKesson Corp.

For the year ended May 31, 2017, the Blue Chip Growth Fund returned 23.49% compared to 17.47% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
23.49%	17.02%	9.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

302

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, LLC

The Broad Cap Value Income Fund posted a return of 17.25% for the twelve-month period ended May 31, 2017, compared to a return of 14.66% for the Russell 1000® Value Index.

Stock selection in the information technology sector was the largest relative contributor for the period. Underweighting the lagging real estate and telecommunication services sectors also resulted in significant contributions to performance.

The largest detractors from relative performance for the period included stock selection within the industrials, healthcare, and telecommunication services sectors.

Top relative contributors to relative performance for the year included Microchip Technology, Inc., SLM Corp., and FMC Corp.

The largest relative detractors for the period were Teva Pharmaceutical Industries, Ltd. ADR, Hanesbrands, Inc., and Express Scripts Holding Co.

For the year ended May 31, 2017, the Broad Cap Value Income Fund returned 17.25% compared to 14.66% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
17.25%	13.91%	5.72%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

303

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of 1.45% for the twelve-month period ended May 31, 2017, compared to a return of 1.58% for the Bloomberg Barclays U.S. Aggregate Bond Index.

From a sector allocation perspective, sector selection detracted most in fixed rate agency mortgage backed securities “MBS” and government-related sovereign bonds. The top contributors on a sector basis were treasury and corporate financials.

Security selection detracted within treasury and government-related securities, while adding positively in corporate financials and corporate industrials.

The largest individual contributors were Anadarko Petroleum Corp. (6.45% due 9/15/2036), Energy Transfer Partners LP (6.63% due 10/15/2036) and Dell Equipment Finance Trust (8.10% due 7/15/2036).

Among the greatest detractors were Cisco Systems, Inc. (2.13% due 3/1/2019), Roche Holdings, Inc. (2.25% due 9/30/2019) and Anheuser-Busch InBev Worldwide, Inc. (1.38% 7/15/2017).

For the year ended May 31, 2017, the Capital Conservation Fund returned 1.45% compared to 1.58% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
1.45%	2.14%	3.86%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

304

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of 17.48% for the twelve-month period ended May 31, 2017, compared to a return of 17.48% for the Fund’s benchmark, the Russell 1000® Index.

An overweight allocation and stock selection in the financial sector, underweight exposure in real estate and stock selection in the information technology sector (IT) contributed to relative performance, while stock selection in the health care, consumer staples and utilities sectors detracted over the period.

An overweight allocation to banks drove outperformance in the financial sector. Specifically, overweight positions in Bank of America Corp. and JPMorgan Chase & Co. contributed to relative performance. In addition, an underweight to real estate added value.

Lam Research Corp. was the greatest individual contributor within the IT sector.

In health care, an overweight position in Gilead Sciences detracted. CVS Health Corp. was the prime detractor within Consumer Staples. Stock selection in utilities also detracted, notably an overweight position in independent power producer Dynegy, Inc.

For the year ended May 31, 2017, the Core Equity Fund returned 17.48% compared to 17.48% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
17.48%	14.43%	5.28%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

305

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of 16.51% for the twelve-month period ended May 31, 2017, compared to a return of 14.66% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC—regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the Russell 1000® Value Index for the twelve-month period. Overall, stock selection provided the largest contributor to relative returns during the annual period. Selection was especially strong in the healthcare and financials sectors. An underweight to the lagging real estate sector provided additional contributions to the outperformance.

The largest detractor from relative performance during the year was stock selection the in industrials sector. Stock selection in the consumer staples sector, and an overweight to the healthcare sector also dampened returns during the period.

Top individual contributors included Samsung Electronics Co., Ltd. GDR, Bank of America Corp., and Microsoft Corp.

Larger individual detractors included Dollar General Corp., Occidental Petroleum Corp., and Kroger Co.

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the Russell 1000® Value Index for the twelve-month period. On a sector basis, the primary driver of outperformance during the fiscal period was stock selection among energy, consumer staples, and industrials companies.

Detracting from performance was lack of exposure to the financial sector. An overweight allocation to the consumer discretionary sector and security selection in the healthcare sector also weighed on relative returns.

In terms of individual holdings, Best Buy Co., Inc., KLA-Tencor Corp. and Caterpillar, Inc. were the top contributors to performance on a relative basis.

Larger detractors were positions in consumer discretionary holdings, Macy’s, Inc. and L Brands, Inc., and Gilead Sciences, Inc.

For the year ended May 31, 2017, the Dividend Value Fund returned 16.51% compared to 14.66% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
16.51%	13.68%	5.37%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

306

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dynamic Allocation Fund posted a return of 11.98% for the twelve-month period ended May 31, 2017, compared to a return of 17.47% for the S&P 500® Index, 1.58% for the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.92% for the blended benchmark.

The Fund consists of two components: A fund-of-funds component representing a combination of VC I and VC II Funds, and an overlay component which invests in cash, treasuries and futures, to manage the Fund’s net equity exposure.

For the fiscal period, the fund-of-funds component outperformed its benchmark (75% S&P 500® Index & 25% Bloomberg Barclays U.S. Aggregate Bond Index). Also, the overly component outperformed its benchmark (Bloomberg Barclays U.S. Treasury 7-10 Year Bond Index).

A discussion with Alliance Bernstein, L.P.—regarding their portion of the Fund (the “portfolio”)

The overlay portfolio, the process to manage the portfolio’s net equity exposure, contributed to the fund during the period.

The volatility of the overlay component (the process to manage the portfolio’s net equity exposure using futures) was the largest contributor. The options hedging program, designed to protect against large and unexpected market declines, modestly detracted from performance. The underlying cash assets invested in longer duration U.S. Treasury bonds also detracted from performance.

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

The fund-of-funds component outperformed the blended benchmark during the period. Within equities, exposure to funds investing primarily in emerging markets, U.S. large cap growth, and U.S. small cap equities contributed to this outperformance. Exposure to U.S. large cap value equities, global real estate, and developed international equities held back returns during the period.

Within fixed income, exposure to high yield securities contributed to outperformance while exposure to U.S. government securities partially offset this. In addition, both equity and fixed income underlying funds in aggregate outperformed their respective indices during the period.

Leading contributors to performance included the VC II Small Cap Growth, VC I Blue Chip Growth, VC I Foreign Value, and VC I Emerging Economies Funds. Detractors included the VC I Value, VC I International Growth, VC I Global Real Estate, and VC II Capital Appreciation Funds.

For the year ended May 31, 2017, the Dynamic Allocation Fund returned 11.98% compared to 17.47% for the S&P 500® Index, 1.58% for the Bloomberg Barclays U.S. Aggregate Bond Index and 10.92% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	Since Inception*
11.98%	6.60%
*	Inception date of Fund: December 19, 2012

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

307

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Emerging Economies Fund posted a return of 30.41% for the twelve-month period ended May 31, 2017, compared to a return of 27.41% for the MSCI Emerging Markets Index (net).

Both stock selection and country allocation contributed to the outperformance. Selection in the information technology, energy, and materials sectors were important drivers of performance. Additionally, selection in China, Brazil, and India provided strong contributions.

Weighing on relative performance were an underweight to Brazil and an overweight to Turkey. An overweight and stock selection in consumer staples also detracted from relative performance.

Among the positive individual performers were Samsung Electronics Co., Ltd., Geely Automobile Holdings, Ltd., and Hindustan Petroleum Corp., Ltd. Positions in Korea Electric Power Corp., PICC Property & Casualty Co., Ltd., and KT&G Corp. were among the larger detractors.

For the year ended May 31, 2017, the Emerging Economies Fund returned 30.41% compared to 27.41% for the MSCI Emerging Markets Index (net).

*	MSCI Emerging Markets Index (net) is a free-float adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
30.41%	4.12%	-2.22%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

308

VALIC Company I Foreign Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors, Limited

The Foreign Value Fund posted a return of 22.36% for the twelve-month period ended May 31, 2017, compared to a return of 16.44% for the MSCI EAFE Index (net).

The portfolio benefited from stock selection as well as sector and country allocations during the period. Stock selection in the financial sector notably outperformed. In addition, overweights to the energy and the information technology sectors contributed to performance. The Fund’s stock selection in the consumer staples, energy, and utilities sectors detracted from relative returns.

From a regional standpoint, the Fund’s exposure to off-benchmark country South Korea strongly contributed, in addition to positive selection in Australia and Switzerland. On the negative side, an allocation to off-benchmark country Canada and an overweight to Israel hurt the Fund’s overall performance. Stock selection in Sweden also weighed on performance.

Among individual performers, sizeable contributions to performance came from South Korean positions Samsung Electronics Co., Ltd. and Hana Financial Group, Inc., and Glencore PLC (Switzerland). Some of the largest detractors were Teva Pharmaceutical Industries, Ltd. ADR (Israel), Petrofac, Ltd. (United Kingdom), and GCL-Poly Energy Holdings, Ltd. (China).

For the year ended May 31, 2017, the Foreign Value Fund returned 22.36% compared to 16.44% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
22.36%	10.32%	1.84%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

309

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of 4.98% for the twelve-month period ended May 31, 2017, compared to a return of 4.01% for the FTSE EPRA/NAREIT Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the FTSE EPRA/NAREIT Developed Index during the reporting period. Security selection in the U.S. was the primary driver of outperformance. A lack of holdings in the UK and Japan also contributed positively to relative performance. A lack of holdings in Hong Kong was a key negative detractor.

Within the U.S., sources of positive relative contribution included market allocation to infrastructure, which the benchmark lacks, and an overweight to data centers. Additionally, a combination of security selection and underweight exposure in shopping centers was also beneficial. Relative detractors included security selection and underweight exposures to office and health care REITs.

Notable individual contributors for the period were American Tower Corp., Equinix, Inc,. and Prologis, Inc.

Among the largest detractors were Simon Property Group, Inc., Federal Realty Investment Trust and National Retail Properties, Inc.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the period.

On a country basis, Hong Kong was the top contributor to the portfolio’s relative returns, followed by United States and Australia. Within Hong Kong, positions in Sun Hung Kai Properties, Ltd., Hongkong Land Holdings, Ltd. and Cheung Kong Property Holdings, Ltd. contributed most to performance.

Conversely, the United Kingdom was the largest detractor from performance, as the market reacted negatively to the decision to leave the European Union “Brexit” and the potential impact on the housing and office markets. Japan and Israel dragged overall performance as well.

For the year ended May 31, 2017, the Global Real Estate Fund returned 4.98% compared to 4.01% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	Since Inception*
4.98%	8.94%	4.90%
*	Inception date of Fund: March 10, 2008

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

310

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Global Social Awareness Fund posted a return of 15.15% for the twelve-month period ended May 31, 2017, compared to a return of 16.42% for the MSCI World Index (net).

The Fund’s strategy is to track the performance of the MSCI World Index (net) as closely as possible, while investing in socially compliant companies.

Stock selection was the primary detractor overall. The consumer discretionary, information technology and financial sectors detracted the most. Stock selection was most additive within the healthcare, materials and industrials sector.

Top contributors on a relative basis during the period included Johnson & Johnson, Bristol-Myers Squibb Co., CVS Health Corp., and AT&T, Inc.

Conversely, notable detractors included Amazon.com, Inc., Capita PLC, Dr. Pepper Snapple Group, Inc., and Kimberly-Clark Corp.

The Fund utilized stock index futures contracts to keep its cash position fully exposed to the market. The contracts are designed to provide returns equal to that of the portfolio’s benchmark, the MSCI World Index (net) and, therefore, have no material impact on the portfolio performance.

For the year ended May 31, 2017, the Global Social Awareness Fund returned 15.15% compared to 16.42% for MSCI World Index (net).

*

The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) consists of the following 23 developed market country Indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
15.15%	13.71%	4.37%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

311

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 14.16% for the twelve-month period ended May 31, 2017, compared to a return of 17.53% for the MSCI ACWI (net), -0.73% for the JPMorgan GBI Global Index (unhedged) and 9.96% for the Blended Index.

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

During the 12-month period, the portfolio outperformed relative to the benchmark MSCI ACWI (net). From a sector perspective, stock selection contributed to relative performance. Key contributors included stock selection in the financials and industrials sectors. An underweight in the lagging consumer staples sector provided another strong contribution. Stock election in the consumer staples, health care, and consumer discretionary sectors detracted from relative returns.

From a regional perspective, stock selection drove the relative outperformance. Selection in the U.S. contributed significantly to the portfolio’s performance relative to the index. In addition, stock selection and an overweight to South Korea benefited relative results. Key detractors from relative performance included overweights in lagging countries United Kingdom and Israel. Stock selection in China also hurt relative performance.

Significant individual contributors included Samsung Electronics Co., Ltd. (South Korea), Glencore PLC (Switzerland), and Morgan Stanley (U.S.). Some large individual detractors during the period were Teva Pharmaceutical Industries, Ltd. ADR (Israel), Gilead Sciences, Inc. (U.S.), and Petrofac, Ltd. (United Kingdom).

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

The portfolio outperformed the benchmark J.P. Morgan Global Government Bond Index (unhedged) for the twelve-month period. The portfolio’s fixed income benchmark index consists solely of investment-grade global government bonds, while the portfolio’s holdings include investment-grade and below investment-grade global government bonds, sovereign debt and cash. The portfolio also invests in currency-related transactions.

The portfolio’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. During the period, currency positions, interest-rate strategies and sovereign credit exposures contributed to relative performance.

Overweighted currency positions in Latin America (the Brazilian Real and the Mexican Peso) contributed the most to relative return. In Asia, currency positions had a modestly negative effect on relative performance. Overweighted exposure to the Indonesian Rupiah contributed, but the Malaysian Ringgit position weighed on returns. In Europe, underweighted exposure to the British Pound provided a positive contribution.

Duration exposures in Latin America (Brazil) and Asia (Indonesia and Japan) contributed to relative performance. During the period, duration exposure to the U.S. and the U.K. detracted from relative performance.

312

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2017, the Global Strategy Fund returned 14.16% compared to 17.53% for the MSCI ACWI (net), -0.73% for the JPMorgan GBI Global Index (unhedged) and 9.96% for the Blended Index.

*	The MSCI ACWI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand and Turkey, and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**	The Blended Index is comprised of the JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%).

***	The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 13 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
14.16%	9.34%	5.40%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

313

VALIC Company I Government Money Market I Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Government Money Market I Fund posted a return of 0.08% for the twelve-month period ended May 31, 2017, compared to a return of 0.41% for the Citi Treasury Bill 3 Month Index.*

The Fund had short duration throughout the year as well as low weighted average maturity and weighted average life, which were 29 and 52 days, respectively, as of May 31, 2017.

The Fund held an overweight position in government agencies, including Federal Home Loan Bank Discount Notes, Federal National Mortgage Association Notes and Federal Farm Credit Notes. This overweight position benefited the Fund since government agencies had slightly higher yield than the U.S. Treasuries.

Federal Home Loan Bank Discount Notes, floating notes in particular, were positive contributors to performance. The Fund had lower exposure to the rising end of the curve, which positively contributed to price return of government agencies.

Similarly, the Fund’s short duration in U.S. Treasuries benefited the Fund as interest rates rose. The 1-year U.S. Treasury Yield rose from 0.68% on May 31, 2016 to 1.16% a year later.

Even though rates rose twice in the year ended May 31, 2017, the short duration and tighter levels versus the benchmark were factors that attributed to underperformance. One to three month levels didn’t perform as well as longer dated maturities, for instance the rise in the 1-year U.S. Treasury Bill yield to 1.16% at the end of the year. The portfolio’s position in government agencies, while it provided for a slight yield pickup to U.S. Treasuries, didn’t provide enough yield pick up to aid performance versus the benchmark.

*	The Citi Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
0.08%	0.02%	0.53%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

314

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Government Securities Fund posted a return of 0.35% for the twelve-month period ended May 31, 2017, compared to a return of 0.07% for the Bloomberg Barclays U.S. Government Index.

The Fund’s shorter duration posture was positive for performance, while the yield curve positioning detracted. During the period, the Fund maintained an overweight in the belly of the curve (5-10 years), underweight in the 20-plus year bucket, and maintained a shorter duration than the index. The Fund continued to have a yield advantage over the benchmark, which contributed to results over the period.

The Fund’s allocation in spread sectors, specifically mortgage-backed securities, credit and commercial mortgage-backed securities, were positives as those sectors outpaced comparable-duration U.S. Treasuries.

For the year ended May 31, 2017, the Government Securities Fund returned 0.35% compared to 0.07% for the Bloomberg Barclays U.S. Government Index.

*	The Bloomberg Barclays U.S. Government Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
0.35%	1.26%	3.47%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

315

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Growth Fund posted a return of 20.48% for the twelve-month period ended May 31, 2017, compared to return of 20.27% for the Russell 1000® Growth Index.

The Fund’s relative outperformance was driven predominately by strong stock selection. Sector allocation was slightly negative for the period.

From a sector perspective, information technology, healthcare and an underweight allocation in real estate added the most to relative performance.

The top performing names in the Fund included: CVS Health Corp., Intuitive Surgical Inc., and Activision Blizzard, Inc.

Conversely, the overweight allocation to the financial sector, stock selection within the consumer discretionary sector and not remaining fully invested (reflected by a cash position) were the largest drag to relative performance.

The bottom performing names included: O’Reilly Automotive, Inc., NVIDIA Corp., and Microsoft Corp.

For the year ended May 31, 2017, the Growth Fund returned 20.48% compared to 20.27% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
20.48%	14.13%	8.45%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

316

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Growth & Income Fund posted a return of 17.22% for the twelve-month period ended May 31, 2017, compared to a return of 17.47% for the S&P 500® Index.

Stock selection in the telecommunications, technology, and health services and systems sectors contributed to performance, while stock selection within the pharmaceutical/medical technology, energy and industrial cyclical sectors detracted from results.

In telecommunications, an overweight in Charter Communications, Inc. added value. Within technology, an underweight in International Business Machines Corp. contributed to performance. In the health services and systems space, an underweight in CVS Health Corp. added value.

Within technology, an overweight in Accenture PLC detracted from overall returns. In media, an overweight position in Twenty-First Century Fox, Inc. detracted. Within pharmaceutical/medical technology, an overweight position in Bristol-Myers Squibb Co. detracted.

For the year ended May 31, 2017, the Growth & Income Fund returned 17.22% compared to 17.47% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
17.22%	14.54%	5.39%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

317

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 9.37% for the twelve-month period ended May 31, 2017, compared to a return of 8.60% for the S&P 500® Health Care Index.

Overall, stock selection drove relative performance. Selection was especially strong in both the biotechnology and the products and devices sectors. An underweight to the lagging pharmaceuticals sector also contributed to the outperformance.

Stock selection in the pharmaceuticals and the services sectors detracted from relative performance. Also, relative performance was negatively affected by an overweight position in the lagging biotechnology sector.

Significant individual contributors included TESARO, Inc., UnitedHealth Group, Inc., and Intuitive Surgical, Inc. Larger individual detractors included Alexion Pharmaceuticals, Inc., Bristol-Myers Squibb Co., and Gilead Sciences, Inc.

For the year ended May 31, 2017, the Health Sciences Fund returned 9.37% compared to 8.60% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
9.37%	20.83%	14.08%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

318

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of 3.29% for the twelve-month period ended May 31, 2017, compared to a return of 2.41% for the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (“TIPS”) Index.

The Fund’s outperformance was mainly driven by asset allocation and yield curve positioning.

The Fund had a very strong contribution from its asset allocation to credit during the last 12 months, mainly in the financial sector. The Fund had exposure to credit in sectors such as financials, basic materials and energy, which all posted positive returns as credit spreads tightened during the year.

In addition, the Fund had positive performance from its yield curve positioning that came from the exposure to foreign rate markets such as the United Kingdom (UK), New Zealand, Australia, Brazil and Canada. The main driver was the exposure to UK inflation-linked securities as nominal rates in the UK rallied during the last 12 months while the U.S. Treasuries sold off in the same period following Donald Trump’s presidential win. The sell-off in U.S. Treasuries was driven by fiscal stimulus expectations and better growth outlook on the back of President Trump’s policy promises.

Among the top individual contributors were XL Group PLC (6.50% due 04/15/2017) and U.S. TIPS (0.13% due 04/15/2018 and 3.88% due 04/15/2019).

Among the largest detractors were Commonwealth of Australia (3.00% due 09/20/2025), Invitation Homes Trust (1.77% due 06/17/2031) and Monumental Global Funding III (4.92% due 05/22/2018).

For the year ended May 31, 2017, the Inflation Protected Fund returned 3.29% compared to 2.41% for the Bloomberg Barclays U.S. TIPS Index.

*	The Bloomberg Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
3.29%	0.53%	3.65%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

319

VALIC Company I International Equities Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The International Equities Index Fund posted a return of 15.98% for the twelve-month period ended May 31, 2017, compared to a return of 16.44% for the MSCI EAFE Index (net).

This index fund is a complete replication of the MSCI EAFE Index (net) and is rebalanced quarterly when MSCI rebalances its indices.

Technology, industrial and materials groups led the MSCI EAFE Index (net) higher during the 12-month period, while healthcare, consumer staples and telecom companies were prominent laggards.

During the fiscal period, top contributors on an absolute basis included HSBC Holdings PLC, Nestle SA, Bayer AG, Siemens AG, and LVMH Moet Hennessy Louis Vuitton SE.

Gains were offset, however, by positions in Novo Nordisk A/S, Class B, BT Group PLC, Teva Pharmaceutical Industries, Ltd. ADR, Ono Pharmaceutical Co., Ltd., and Vodafone Group PLC.

The Fund utilized stock index futures contracts to keep its cash position fully exposed to the market. The contracts are designed to provide returns equal to that of the portfolio’s benchmark, the MSCI EAFE Index (net), and, therefore, have no material impact on the portfolio performance.

For the year ended May 31, 2017, the International Equities Index Fund returned 15.98% compared to 16.44% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
15.98%	9.29%	0.34%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

320

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the year ended May 31, 2017, the International Government Bond Fund posted a return of 2.45% compared to 9.77% for the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index, -0.46% for the Citigroup World Government Bond Index (WGBI) Index (unhedged) and 2.53% for the Blended Index.

Overall, security selection was a positive contributor to performance over the course of the reporting period. Both foreign exchange and country allocation added to performance. A larger allocation to emerging markets over the course of the year contributed positively to performance.

Within foreign currencies (FX) strategy, the Fund generated positive contributions from positions in the Euro (EUR), the Japanese Yen (JPY) and the British Pound (GBP). Exposure to the Canadian Dollar (CAD), Mexican Peso (MXN) and the South African Rand (ZAR) acted as minor detractors from performance. Security selection in Mexico, the U.S., Russia, Sri Lanka, Brazil and France were the main contributors to performance, while security selection in Turkey and Peru was a drag. France and Sri Lanka were among the main contributors to performance from a country perspective, while Venezuela was the largest detractor.

Among individual holdings, Republic of Argentina (8.28% due 12/31/2033), Government of Japan (1.30 due % 12/20/2019) and Sultanate of Oman (6.50% due 03/08/2047) were the largest contributors.

United Mexican States (3.38% due 02/23/2031) and Government of Japan (1.50% due 12/20/2044 and 2.00% due 09/20/2040) were among the largest individual detractors.

For the year ended May 31, 2017, the International Government Bond Fund returned 2.45% compared to 9.77% for the JP Morgan EMBI Global Diversified Index, -0.46% for the Citigroup WGBI Index (unhedged) and 2.53% for the Blended Index.

*	The Citigroup WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**	The JP Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the Citigroup WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
2.45%	1.49%	3.82%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

321

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Growth Fund posted a return of 13.81% for the twelve-month period ended May 31, 2017, compared to a return of 16.44% for the MSCI EAFE Index (net).

A discussion with American Century Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the benchmark during the period.

Sector allocation contributed to the relative outperformance, while stock selection detracted. Positioning in the consumer discretionary and telecommunication services sectors bolstered performance, while currency factors detracted overall.

From a geographic perspective, stock selection in Japan and an overweight position in Denmark hampered results, while holding Chinese firms, which are not part of the benchmark, as well as security selection in Israel enhanced returns.

The top performing names included: Kering, Tencent Holdings, Ltd., and adidas AG.

Conversely, stock selection in health care, as well as weak overall sector performance detracted from returns. Stock selection within financials also detracted from results

Geographically, holdings in the United Kingdom and France proved detrimental.

The bottom performing names included; Intesa Sanpaolo SpA., Novo Nordisk A/S., Class B, and Ono Pharmaceutical Co., Ltd.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the benchmark during the period.

At the sector level, stock selection in the consumer staples sector was the leading contributor to relative performance. An underweight allocation in the telecommunication services sector and an overweight allocation in the information technology sector also helped relative performance.

Geographically, overweight exposure In China was the leading contributor to relative performance. Portfolio exposure in Taiwan, a country not held In the benchmark, also helped relative performance. Security selection and underweight exposure in Japan contributed to relative performance as well.

The top preforming names included: Broadcom, Ltd., Kweichow Moutai Co., Ltd., and Taiwan Semiconductor Manufacturing Co., Ltd.

At the sector level, security selection in the consumer discretionary sector was the leading detractor from relative performance. Stock selection in the healthcare sector detracted from both absolute and relative performance. Holdings in the financial sector, combined with an underweight allocation, were a drag on relative performance as well.

From a geographic perspective, overweight exposure in Israel was the leading detractor from both absolute and relative performance. Portfolio exposure in Canada, a country not held in the benchmark, hurt relative performance. Security selection in the United Kingdom was also a drag on relative performance.

The bottom performing names included; Teva Pharmaceutical Industries, Ltd. ADR, Kingfisher PLC, and Cenovus Energy, Inc.

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the period.

At the sector level, both an overweight allocation and strong stock selection in the information technology sector was the most additive to performance. Additionally, Security selection in the health care sector further benefited relative performance.

From a geographic perspective, during the reporting period, the portfolio’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, aided relative performance.

The top preforming names included: Taiwan Semiconductor Manufacturing Co. Ltd., Bayer AG, and LVMH Moet Hennessy Louis Vuitton SE.

Conversely, stock selection and an underweight position in the strong-performing energy sector and weak security selection in the industrial goods & services sector hindered relative performance. Additionally, an overweight allocation to leisure (with the consumer discretionary) sector weighed on relative results.

The bottom performing names included: WPP PLC, Terumo Corp., and Hennes & Mauritz AB (H&M).

322

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2017, the International Growth Fund returned 13.81% compared to 16.44% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
13.81%	9.55%	2.69%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

323

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Columbia Management Investment Advisers, LLC

The Large Cap Core Fund posted a return of 14.97% for the twelve-month period ended May 31, 2017, compared to a return of 17.48% for the Russell 1000® Index.

Overweights to the financial and information technology sectors along with an underweight to real estate generated positive returns on a sector basis. Overweights to the health care, energy and telecom sectors detracted most overall.

The strategy benefited from strong security selection in the information technology and financial sectors, which was more than offset by poorer performance primarily in the industrials sector, but also by the consumer staples and health care sectors.

CVS Health Corp., Biogen, Inc. and Pfizer, Inc. were the top overall individual detractors.

In the financial sector, Morgan Stanley was the top contributor for the period. Citigroup Inc. and JPMorgan Chase & Co. contributed positively as well, benefitting from the post-election rally in the financial sector which was fueled by expectations that interest rates, tax policies and de-regulation would be significant tailwinds for global financial services industry.

Apple, Inc., the top holding in the portfolio, was also a top contributor during the period.

For the year ended May 31, 2017, the Large Cap Core Fund returned 14.97% compared to 17.48% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
14.97%	16.20%	9.18%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

324

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Massachusetts Financial Services Company

The Large Capital Growth Fund posted a return of 16.50% for the twelve-month period ended May 31, 2017, compared to a return of 20.27% for the Russell 1000® Growth Index.

The Fund’s underperformance was driven by weak stock selection as well as sector allocation.

Stock selection within both the healthcare and financial sectors was the most additive to performance.

The top performing names in the Fund included: LVMH Moet Hennessy Louis Vuitton SE and lack of exposure to both Bristol-Myers Squibb Co., and Gilead Sciences, Inc.

Weak selection in the consumer discretionary sector and underweight allocation in the information technology sector detracted from overall results.

The bottom performing names included: AutoZone, Inc., the underweight positioning in Apple, Inc., and not owning Microsoft Corp.

For the year ended May 31, 2017, the Large Capital Growth Fund returned 16.50% compared to 20.27% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
16.50%	13.71%	6.38%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

325

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Mid Cap Index Fund posted a return of 16.94% for the twelve-month period ended May 31, 2017, compared to a return of 17.16% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P 400® MidCap Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of sectors, the information technology and healthcare sectors led the mid-cap benchmark higher, while the telecommunication services and energy sectors were the most notable laggards.

Among individual holdings, positions in Advanced Micro Devices, Inc. Align Technology, Inc., and Domino’s Pizza, Inc., were the top contributors to relative performance during the fiscal period.

Conversely, Gulfport Energy Corp., QEP Resources, Inc., and Vista Outdoor Inc., were among the constituent holdings to detract the most from performance during the 12-month period.

For the year ended May 31, 2017, the Mid Cap Index Fund returned 16.94% compared to 17.16% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
16.94%	14.67%	7.86%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

326

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 18.43% for the twelve-month period ended May 31, 2017, compared to a return of 16.68% for the Russell Midcap® Growth Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”).

Sector allocation and stock selection both contributed to the portfolio’s relative outperformance to the benchmark.

Strong stock selection was the primary driver of outperformance, with stocks in the materials, information technology and consumer staples sectors the most beneficial. Sector allocation also added to returns, specifically the portfolio’s significant underweight to the consumer staples sector.

The top performing names in the portfolio included; NVIDIA Corp., Coherent, Inc., and Chemours Co.

Conversely, stock selection in the consumer discretionary, financials and healthcare sectors detracted the most from relative performance.

The bottom performing names for the portfolio included; Michaels Cos., Inc., Tractor Supply Co., and Acuity Brands, Inc.

A discussion with Janus Capital Management LLC — regarding their portion of the Fund (the “portfolio”).

The portfolio’s outperformance relative to the benchmark was driven by sector allocation. Stock selection was negative for the period.

Underweight allocations to the consumer discretionary and consumer staples sectors contributed the most to relative performance. The overweight allocation to the information technology sector was also additive, however, this was offset by weak stock selection within the sector.

The top performing names in the portfolio included Xilinx, Inc., KLA-Tencor Corp., and Lam Research Corp.

Conversely, stock selection in the energy and materials sectors detracted the most from relative performance.

The bottom performing names for the portfolio included World Fuel Services Corp., Flipkart, Ltd., Series D, Cimpress NV.

For the year ended May 31, 2017, the Mid Cap Strategic Growth Fund returned 18.43% compared to 16.68% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
18.43%	12.58%	6.49%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

327

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Nasdaq-100® Index Fund posted a return of 28.88% for the twelve-month period ended May 31, 2017, compared to a return of 29.51% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of sectors, the information technology and telecommunication services sectors led the benchmark higher. The healthcare and consumer staples sectors were the most notable laggards.

Top-contributing index holdings during the fiscal period included Apple, Inc., Microsoft Corp., and Amazon.com, Inc. Conversely, Gilead Sciences, Inc., Alexion Pharmaceuticals, Inc., and Express Scripts Holding Co., were the index holdings which detracted most significantly from the Fund’s performance.

For the year ended May 31, 2017, the Nasdaq-100® Index Fund returned 28.88% compared to 29.51% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
28.88%	18.99%	12.20%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

328

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 31.82% for the twelve-month period ended May 31, 2017, compared to a return of 33.15% for the S&P® North American Technology Sector Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the one year period. During the period, stock selection was the primary driver of relative outperformance, outweighing the negative impact from industry allocation.

From an industry perspective, stock selection in the semiconductor and information technology services industries had the largest positive impact on relative performance. Additionally, the allocation effects of our underweights to the information technology services and communications equipment industries added to relative performance.

The top performing names in the portfolio included overweight allocations in Micron Technology, Inc., Applied Materials, Inc., and lack of exposure to International Business Machines Corp.

Conversely, stock selection within the technology hardware and software industries negatively impacted relative performance as did the underweight allocation to internet software and the cash allocation.

The bottom performing names in the portfolio included underweight positions in NVIDIA Corp., Apple, Inc., and Facebook, Inc.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio modestly underperformed the benchmark during the one year period.

Strong stock selection in the software sector boosted relative performance. An underweight allocation to information technology services also aided relative performance.

The top performing names in the portfolio included Amazon.com, Inc., Microsoft Corp., and Priceline Group, Inc.

Conversely, stock selection in the media industry weighed on relative results. An underweight in the hardware industry also pulled down relative returns.

The bottom performing names in the portfolio included Sabre Corp., Liberty Global PLC, and 58.com, Inc. ADR.

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the benchmark during the one year period due to industry allocation.

Strong stock selection in the communications equipment, software, and electronic equipment & instruments industries contributed most to relative returns. Additionally, an underweight allocation to the software industry, along with overweight allocations to the semiconductors & semiconductor equipment and internet & direct marketing retail industries partially offset negative results.

The top performing names in the portfolio included Arista Networks, Inc., Sunny Optical Technology Co., Ltd., and Seagate Technology PLC.

Conversely, an overweight allocation to the information technology services industry, as well as (out of benchmark allocations) to the industrial conglomerates and auto components industries detracted most from relative returns. Additionally, weak selection within the internet software & services, semiconductors & semiconductor equipment, and technology hardware, storage & peripherals industries detracted from relative results.

The bottom performing names in the portfolio included underweight positions in Apple, Inc. and NVIDIA Corp., as well as the position in VeriFone Systems, Inc.

329

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited) — continued

For the year ended May 31, 2017, the Science & Technology Fund returned 31.82% compared to 33.15% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
31.82%	19.94%	11.15%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

330

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Victory Capital Management, Inc.

The Small Cap Aggressive Growth Fund posted a return of 26.17% for the twelve-month period ended May 31, 2017, compared to a return of 19.71% for the Russell 2000® Growth Index.

The Fund’s outperformance was driven by both stock selection and sector allocation from a relative perspective.

Stock selection in the technology, consumer discretionary, consumer staples and financials sectors contributed the most to performance.

The top performing names included LogMeln, Inc., Tower Semiconductor, Ltd., and RingCentral, Inc., Class A.

Conversely, stock selection in the healthcare sector (specifically within biotechnology) hindered performance the most.

The bottom performing names included IMAX Corp., Acadia Healthcare Co., Inc., and Vital Therapies, Inc.

For the year ended May 31, 2017, the Small Cap Aggressive Growth Fund returned 26.17% compared to 19.71% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
26.17%	15.92%	8.80%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

331

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 14.64% for the twelve-month period ended May 31, 2017, compared to a return of 20.36% for the Russell 2000® Index.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

The portfolio narrowly underperformed the Russell 2000® Index. Broadly speaking, stock selection was responsible for relative underperformance for the period. At the sector level, materials, information technology and consumer discretionary detracted most from relative performance, while industrials, real estate and healthcare were the greatest contributors.

The top three individual detractors were Tuesday Morning Corp., Tempur Sealy International, Inc., and ACADIA Pharmaceuticals, Inc. The three largest individual contributors were Brinks Co., TESARO, Inc., and Wellcare Health Plans, Inc.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the Russell 2000® Index.

Sector allocation versus the Russell 2000® Index contributed negatively to relative performance led by overweightings in the energy and health care sectors. An underweighting to the real estate sector contributed the most to the relative performance of the portfolio over the 12-month period.

Stock selection versus the Russell 2000® Index contributed positively over the 12-month period. The information technology and utilities sectors had the biggest positive effect on stock selection. Conversely, stock picks in the health care and materials sectors contributed negatively to performance.

The top contributors to performance over the 12-month period were KEMET Corp., Achaogen, Inc., and Lantheus Holdings, Inc.

The bottom detractors to performance over the 12-month period were Ampio Pharmaceuticals, Inc., Synthetic Biologics, Inc., and CareDx, Inc.

A discussion with J.P. Morgan Investment Management Inc. (“JPMIM”) — regarding their portion of the Fund (the “portfolio”).

Effective March 7, 2017, JPMIM replaced Invesco Advisers, Inc. as a subadviser of a portion of the Small Cap Fund. For the period March 7, 2017 through May 31, 2017, the portfolio outperformed its benchmark, the Russell 2000® Index. Stock selection in health care was the largest contributor, followed by stock selection in the materials and processing sector. Stock selection in consumer discretionary and financial services detracted from performance.

At the individual stock level, the top contributors were positions in Toro Co., Catalent, Inc., and AdvancePierre Foods Holding, Inc. Detracting from results were positions in Chico’s FAS, Inc., Patterson-UTI Energy, Inc., and E.W. Scripps Co., Class A.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”).

Effective March 7, 2017, JPMIM replaced Invesco Advisers, Inc. as a subadviser of a portion of the Small Cap Fund. For the period June 1, 2016 through March 6, 2017, the portfolio trailed the Russell 2000® Index.

Stock selection detracted overall, primarily in the consumer discretionary, health care, and real estate sectors. The portfolio outperformed the index only in the consumer staples and utilities sectors due to stock selection.

The greatest individual detractors were Impax Labs, Michaels Co. and GNC Holdings.

The largest individual contributors were Coherent , Inc., Microsemi Corp. and Intersil Corp.

332

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2017, the Small Cap Fund returned 14.64% compared to 20.36% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
14.64%	13.02%	6.01%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

333

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Small Cap Index Fund posted a return of 20.25% for the twelve-month period ended May 31, 2017, compared to a return of 20.36% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

By sector, information technology, industrials and financials outperformed the Russell 2000® Index, while energy and telecommunication services were the notable laggards.

Top-performing index holdings during the fiscal period included Chemours Co., Advanced Micro Devices, Inc., and Coherent, Inc.

Conversely, Impax Laboratories, Inc., Ophthotech Corp., and Novavax, Inc. detracted from performance for the period.

For the year ended May 31, 2017, the Small Cap Index Fund returned 20.25% compared to 20.36% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
20.25%	13.92%	6.24%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

334

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Small Cap Special Values Fund posted a return of 17.65% for the twelve-month period ended May 31, 2017, compared to a return of 21.00% for the Russell 2000® Value Index.

Weak relative stock selection in the consumer discretionary sector was the primary detractor from performance relative to the Index. Additionally, stock selection in the materials and the information technology sectors detracted from relative returns.

An overweight to the strong materials sector and an underweight to the lagging real estate sector provided contributions to performance. Stock selection in the consumer staples sector also added to relative performance over the twelve-month period.

DineEquity, Inc. was the largest individual detractor. Additional large individual detractors were TreeHouse Foods, Inc. and Analogic Corp. Large individual contributors were Novanta, Inc., Quaker Chemical Corp., and Kadant, Inc.

For the year ended May 31, 2017, the Small Cap Special Values Fund returned 17.65% compared to 21.00% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
17.65%	15.09%	5.41%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

335

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Goldman Sachs Asset Management, L.P.

The Small-Mid Growth Fund posted a return of 11.94% for the twelve-month period ended May 31, 2017, compared to a return of 17.85% for the Russell 2500 Growth® Index.

The portfolio underperformed the benchmark during the period, predominantly due to weak stock selection. Sector allocation was additive.

During the reporting period, an underweight to real estate and an overweight to financials contributed to relative returns.

The top performing names in the Fund included Burlington Stores, Inc., Mettler-Toledo International, Inc., and lack of exposure to VCA, Inc.

Conversely, underperformance of the Fund was due to weak stock selection in the healthcare and information technology sectors.

The bottom performing names in the Fund included Tractor Supply Co., Treehouse Foods, Inc., and Adeptus Health,Inc. Class A.

For the year ended May 31, 2017, the Small-Mid Growth Fund returned 11.94% compared to 17.85% for the Russell 2500® Growth Index.

*

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
11.94%	12.35%	5.50%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

336

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Stock Index Fund posted a return of 17.08% for the twelve-month period ended May 31, 2017, compared to a return of 17.47% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

By sector, technology, industrials and financials outperformed, while energy and telecommunication services underperformed the broader market.

Within the large-cap segment, growth stocks outperformed value stocks.

Top-performing index holdings during the fiscal period included Apple, Inc., Microsoft Corp., and Amazon.com, Inc.

Conversely, Bristol-Myers Squibb Co., Gilead Sciences, Inc., and CVS Health Corp., hindered performance the most during the twelve-month period.

For the year ended May 31, 2017, the Stock Index Fund returned 17.08% compared to 17.47% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
17.08%	15.02%	6.59%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

337

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP

The Value Fund posted a return of 13.22% for the twelve-month period ended May 31, 2017, compared to a return of 14.66% for the Russell 1000® Value Index.

Stock selection was the primary driver of relative underperformance during the period. Security selection was weakest within the industrials, information technology, and health care sectors.

On the positive side, underweights to real estate and telecommunication services added to relative performance. An overweight to the strong information technology sector was an additional contributor.

Top individual detractors from benchmark-relative returns were Bristol-Myers Squibb Co. and Signet Jewelers, Ltd., and being underweight in Bank of America Corp. Top contributors were Hilton Worldwide Holdings, Inc. and PNC Financial Services Group, Inc., as well as an underweight position in Exxon Mobil Corp..

For the year ended May 31, 2017, the Value Fund returned 13.22% compared to 14.66% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2017
1 Year	5 Years	10 Years
13.22%	13.55%	4.62%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

338

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC Company I

Core Equity Fund

(the “Fund”)

Supplement dated April 20, 2017, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

Effective immediately, all reference to Bart Greer, with BlackRock Investment Management, LLC (“BlackRock”), sub-adviser to the Fund, is hereby deleted.

In the section entitled “Fund Summary: Core Equity Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Peter Stournaras, CFA	2012	Managing Director and Portfolio Manager
Carrie King	2012	Managing Director and Portfolio Manager
Joseph Wolfe	2017	Director and Portfolio Manager

In the section entitled “Management – Investment Sub-Advisers,” the third paragraph on page 130 of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

The Core Equity Fund is managed by BlackRock’s Large Cap Series team and BlackRock’s Basic Value team.

BlackRock’s Large Cap Series team is managed by lead portfolio manager, Peter Stournaras. Mr. Stournaras has been Managing Director of BlackRock, Inc. since 2010 and he is a member of the Fundamental Active Equity business of BlackRock’s Active Equity Group. Prior to that time, Mr. Stournaras held the position of Director at Northern Trust Company from 2006 to 2010. Mr. Stournaras holds the CFA designation.

BlackRock’s Basic Value team is managed by Carrie King and Joseph Wolfe. Ms. King is a Managing Director of BlackRock, Inc. since 2010; was a Director of BlackRock, Inc. from 2007 to 2010; and a Vice President of BlackRock, Inc. in 2006. Ms. King’s service with the firm dates back to 1993, including her years with Merrill Lynch Investment Managers (“MLIM”), which merged with BlackRock in 2006. Ms. King has been a member of the Basic Value team since 1996. Mr. Wolfe is a Director of BlackRock, Inc. since 2012. Prior to BlackRock, he was the Head of Quantitative Active Research at Northern Trust from 2005 to 2012.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

339

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC Company I

Dividend Value Fund

(the “Fund”)

Supplement dated April 20, 2017, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

Effective immediately, all reference to David J. Cassesse, with BlackRock Investment Management, LLC (“BlackRock”), a sub-adviser to the Fund, is hereby deleted. In addition, the following changes to the Prospectus are effective on August 31, 2017:

All reference to Robert Shearer is hereby deleted. In the section entitled “Fund Summary: Dividend Value Fund – Investment Adviser,” the table under the heading “Portfolio Managers” with respect to BlackRock is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Tony DeSpirito	2014	Managing Director and Portfolio Manager
David Zhao	2017	Managing Director and Portfolio Manager
Franco Tapia	2017	Managing Director and Portfolio Manager

In the section entitled “Management – Investment Sub-Advisers,” the third paragraph on page 130 of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

A portion of the assets of the Dividend Value Fund is managed by a team of BlackRock portfolio managers comprised of Tony DeSpirito, David Zhao and Franco Tapia. Mr. DeSpirito is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2014, he was Managing Principal, a portfolio manager and member of the Executive Committee of Pzena Investment Management for 5 years. Mr. Zhao is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2016, he was Global Equity Senior Research Analyst and Principal at Pzena Investment Management for 11 years. Mr. Tapia is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2016, he was Global Equity Senior Research Analyst and Principal at Pzena Investment Management for 11 years.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC Company I

Emerging Economies Fund

(the “Fund”)

Supplement dated April 21, 2017, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

In the section entitled “Fund Summary: Emerging Economies Fund – Investment Adviser,” the table under the heading “Portfolio Managers” with respect to J.P. Morgan Investment Management Inc. (“JPMIM”) is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Anuj Arora	2011	Managing Director
George Iwanicki	2011	Managing Director
Joyce Weng	2017	Portfolio Manager

In the section entitled “Management – Investment Sub-Advisers,” the third paragraph on pages 132-133 of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

The Emerging Economies Fund is managed by a team led by Anuj Arora and George Iwanicki and Joyce Weng. Mr. Arora, a Managing Director and JPMIM employee since 2006, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Arora utilizes the research and insights of Mr. Iwanicki and Ms. Weng. Mr. Iwanicki, a Managing Director and JPMIM employee since 1992, is head of the Emerging Markets and Asia Pacific (EMAP) Strategy team and provides macro research that informs the top-down positioning of the Fund. In 2018, Mr. Iwanicki is currently expected to transfer his portfolio management responsibilities on the Fund to focus on his role as head of the EMAP Strategy team. Ms. Weng, a Vice President and CFA charterholder, assists in the day-to-day management of the Fund. An employee since 2010, she was on the U.S. Equity Behavioral Finance team from 2010 to 2011.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

341

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC Company I (“VC I”)

Mid Cap Strategic Growth Fund

(the “Fund”)

Supplement dated May 8, 2017, to the Fund’s Prospectus

dated October 1, 2016, as supplemented and amended to date

Janus Capital Management, LLC (“Janus”) currently serves as subadviser to the Fund. On or about May 30, 2017 (the “Effective Date”), Janus Capital Group, Inc. (“JCGI”), the ultimate parent entity of Janus, is expected to merge with Henderson Group plc (the “Merger”). As a result of the Merger, a newly formed entity, Janus Henderson Global Investors plc, will become the ultimate parent entity of Janus.

The change in control of Janus resulting from the Merger will constitute an “assignment” of the subadvisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Janus with respect to the Fund (the “Prior Subadvisory Agreement”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the 1940 Act, and pursuant to the terms of the Prior Subadvisory Agreement, the Prior Subadvisory Agreement will terminate upon its assignment. Generally, an assignment triggers a requirement to obtain shareholder approval of a new subadvisory agreement; however, pursuant to the terms of an exemptive order granted by the Securities and Exchange Commission, VALIC is permitted, under certain conditions and subject to Board approval, to enter into new subadvisory agreements with unaffiliated subadvisers without obtaining shareholder approval.

At an in-person meeting held on April 24-25, 2017, the Board of Directors of VC I approved a new subadvisory agreement between VALIC and Janus with respect to the Fund (the “New Subadvisory Agreement”), which will become effective on the Effective Date. Janus does not anticipate any change to the portfolio management team or other key personnel that provide services to the Fund as a result of the Merger. The level and scope of services to be rendered by Janus and the fees payable by VALIC to Janus under the New Subadvisory Agreement will also remain the same.

Shareholders of record as of the close of business on May 31, 2017 will receive a notice that explains how to access an Information Statement, which will include more information about the Merger and the New Subadvisory Agreement.

Upon the Effective Date, the following change to the Prospectus will become effective:

The first paragraph of the section entitled “Management – Investment Sub-Advisers – Janus Capital Management LLC (“Janus”)” is hereby deleted in its entirety and replaced with the following:

Janus is a wholly-owned subsidiary of Janus Henderson Global Investors plc, a publicly traded company with principal operations in financial asset management businesses that had approximately $138 billion in assets under management as of December 31, 2016. Janus (together with its predecessors) has served as an investment adviser since 1970.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

342

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Limited

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Victory Capital Management, Inc.

Formerly RS Investment

Management Co. LLC

4900 Tiedeman Road

4th Floor

Brooklyn, OH 44144

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Christopher J. Tafone,

Assistant Secretary

343

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

344

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530    [05/2017]    J101997

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended May 31, 2017, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”). During the fiscal year ended May 31, 2017, however, there were reportable amendments to the Code that apply to the Covered Officers, and that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. In particular, the Code has been amended to provide an enhanced description of the Covered Officers’ responsibilities, which include a responsibility to observe the ethical principles contained in the Code.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2017	2016
(a) Audit Fees	$898,615	$872,440
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2017	2016
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$296,820	$401,110

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2017 and 2016 were $322,505 and $426,045 respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 8, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 8, 2017